UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of May 31, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2010.

JPMorgan Arizona Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 97.9%
	Arizona — 85.3%
	Certificate of Participation/Lease — 11.1%
	Arizona School Facilities Board,
1,000	COP, 5.250%, 09/01/18	1,084
1,500	Series A, COP, NATL-RE, 5.000%, 09/01/12	1,621
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,220
1,000	COP, NATL-RE, 5.000%, 07/01/17	1,097
1,500	Northern Arizona University, Research Projects, COP, AMBAC, 5.000%, 09/01/15	1,521
	Pima County, Justice Building Project,
1,065	Series A, COP, AMBAC, 5.000%, 07/01/16	1,171
1,000	Series A, COP, AMBAC, 5.000%, 07/01/17	1,086
2,630	State of Arizona, Series A, COP, AGM, 5.000%, 11/01/11	2,773
2,000	State of Arizona, Department of Adminstration, Series A, COP, AGM, 5.250%, 10/01/19	2,181
	University of Arizona,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/15	1,462
1,000	Series B, COP, AMBAC, 5.000%, 06/01/15	1,054
145	University of Arizona, Unrefunded Balance, Series A, COP, AMBAC, 5.500%, 06/01/12	157

		17,427
	Education — 6.7%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	2,833
	Arizona State University,
1,500	Rev., AGM, 5.250%, 07/01/12	1,643
2,000	Rev., AGM, 5.250%, 07/01/12	2,186
1,520	City of Glendale IDA, Midwestern University, Rev., 5.000%, 05/15/14	1,654
1,905	Navajo County, Unified School District No. 20, Whiteriver, Project of 2005, Series A, Rev., NATL-RE, 5.000%, 07/01/18	2,148

		10,464
	General Obligation — 14.9%
3,000	City of Gilbert, GO, NATL-RE, 5.000%, 07/01/16	3,478
2,100	City of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,451
1,090	City of Mesa, GO, NATL-RE, FGIC, 5.375%, 07/01/14	1,243
1,000	City of Scottsdale, Projects of 2000 & 2004, GO, 5.000%, 07/01/16	1,169
1,345	City of Scottsdale, Unrefunded Balance, GO, 5.250%, 07/01/11	1,398
1,500	City of Tucson, GO, NATL-RE, 5.000%, 07/01/18	1,734
2,000	Maricopa County, Community College District, Series C, GO, 5.000%, 07/01/19	2,332
1,000	Maricopa County, High School District No. 210-Phoenix, GO, AGM, 5.250%, 07/01/19	1,173
2,000	Maricopa County, School District No. 28-Kyrene Elementary, Capital Appreciation, Series C, GO, NATL-RE, FGIC, Zero Coupon, 01/01/11	1,988
1,265	Maricopa County, School District No. 38-Madison Elementary, Project of 2004, Series A, GO, NATL-RE, 5.000%, 07/01/15	1,386
1,020	Maricopa County, Unified School District No. 11-Peoria, Unrefunded Balance, School Improvement, GO, NATL-RE, FGIC, 4.750%, 07/01/11	1,051
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, GO, NATL-RE, 6.350%, 07/01/10	1,005
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, Certificates of Ownership, Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	1,137
1,560	Pima County, Unified School District No. 12 Sunnyside, GO, AGM, 5.000%, 07/01/14	1,776

		23,321
	Hospital — 4.3%
	Arizona Health Facilities Authority, Banner Health,
1,185	Series A, Rev., 5.000%, 01/01/12	1,249
1,225	Series A, Rev., 5.000%, 01/01/14	1,338
	Scottsdale IDA, Healthcare,
1,000	Series A, Rev., 5.000%, 09/01/15	1,060
1,200	Series A, Rev., 5.000%, 09/01/18	1,193
1,000	Show Low IDA, Navapache Regional Medical Center, Series A, Rev., ACA, 5.500%, 07/06/10	1,001
900	Yavapai County IDA, Yavapai Regional Medical Center, Series A, Rev., AGM, 5.125%, 07/06/10	902

		6,743
	Housing — 1.0%
100	City of Phoenix IDA, Statewide, Series A, Rev., GNMA/FNMA/FHLMC COLL, 5.350%, 06/23/10	100
45	Pima County IDA, Single Family Mortgage, Series A, Rev., 6.400%, 07/06/10	45
1,345	Tucson & Prima Counties IDA, Single Family Mortgage, Series B, Rev., GNMA/FNMA/FHLMC, 4.600%, 12/01/30	1,382

		1,527
	Other Revenue — 2.6%
2,500	Arizona Power Authority, Crossover, Series A, Rev., SO, 5.250%, 10/01/17	2,926
1,000	Greater Arizona Development Authority, Series A, Rev., NATL-RE, 5.000%, 08/01/15	1,052

		3,978
	Prerefunded — 13.5%
470	Arizona Municipal Financing Program, Series 20, COP, VAR, BIG, 7.700%, 08/01/10 (p)	476
3,000	Arizona School Facilities Board, Series A, COP, NATL-RE, 5.250%, 03/01/13 (p)	3,348
2,850	Arizona School Facilities Board, State School Improvement, Rev., 5.250%, 07/01/12 (p)	3,121
	Arizona Water Infrastructure Finance Authority, Water Quality,
2,250	Series A, Rev., 5.375%, 10/01/11 (p)	2,396
1,000	City of Phoenix, GO, 5.000%, 07/01/14 (p)	1,149
655	City of Scottsdale, GO, 5.250%, 07/01/11 (p)	696
6,450	Maricopa County IDA, Capital Appreciation, Series 1983 A, Rev., Zero Coupon, 12/31/14 (p)	5,887
2,000	Scottsdale Municipal Property Corp., Rev., 5.000%, 07/01/16 (p)	2,340
1,555	University of Arizona, Series A, COP, AMBAC, 5.500%, 06/01/12 (p)	1,699

		21,112
	Special Tax — 8.6%
2,500	City of Phoenix, Street & Highway, Capital Appreciation, Junior Lien, Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/12	2,404
1,125	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/16	1,295
3,000	Phoenix Civic Improvement Corp., Sub Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/15	3,378
	Scottsdale Municipal Property Corp.,
2,500	Rev., 5.000%, 07/01/14	2,849
3,000	Rev., 5.000%, 07/01/17	3,481

		13,407
	Transportation — 7.4%
	Arizona Transportation Board,
2,000	Series A, Rev., 5.000%, 07/01/18	2,227
2,000	Series A, Rev., 5.250%, 07/01/12	2,200
3,000	Series B, Rev., 5.250%, 07/01/12	3,224
1,000	City of Mesa, Street & Highway, Rev., AGM, 5.000%, 07/01/12	1,083
1,000	Tucson Airport Authority, Inc., Rev., AGM, 5.000%, 06/01/12	1,083
1,670	Tucson Airport Authority, Inc., Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/16	1,726

		11,543
	Utility — 5.5%
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,395
	Salt River Project Agricultural Improvement & Power District,
1,600	Series A, Rev., 5.000%, 01/01/18	1,780
1,550	Series A, Rev., 5.000%, 01/01/18	1,748
1,500	Series A, Rev., 5.000%, 01/01/19	1,708

		8,631
	Water & Sewer — 9.7%
	Arizona Water Infrastructure Finance Authority, Water Quality,
2,025	Series A, Rev., 5.000%, 10/01/18	2,265
1,915	Series A, Rev., 5.000%, 10/01/19	2,182
2,020	Series A, Rev., 5.000%, 10/01/19	2,213
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,748
1,875	Rev., 5.250%, 07/01/23	2,312
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/19	2,186
2,000	Phoenix Civic Improvement Corp., Wastewater Systems, Senior Lien, Rev., 5.500%, 07/01/18	2,327

		15,233
	Total Arizona	133,386
	Illinois — 1.4%
	General Obligation — 0.7%
1,000	State of Illinois, GO, 5.000%, 01/01/16	1,065

	Water & Sewer — 0.7%
1,000	City of Chicago, Wastewater Transmission, Second Lien, Series B, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	1,075

	Total Illinois	2,140
	Michigan — 2.1%
	Prerefunded — 2.1%
3,000	State of Michigan, Environmental Program, Series A, GO, 5.250%, 05/01/13 (p)	3,367

	Nevada — 1.5%
	Prerefunded — 1.5%
2,000	Clark County School District, Building, Series D, GO, NATL-RE, 5.000%, 12/15/14 (p)	2,317

	North Carolina — 1.5%
	General Obligation — 1.5%
2,000	Wake County, Public Improvement, GO, 5.000%, 03/01/19	2,304

	Pennsylvania — 0.7%
	Hospital — 0.7%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	1,112

	South Carolina — 2.0%
	General Obligation — 1.3%
1,760	Charleston County, Series A, GO, 5.000%, 08/01/19	1,997

	Utility — 0.7%
1,000	South Carolina State Public Service Authority, Santee Cooper, Series A, Rev., 5.375%, 01/01/19	1,109

	Total South Carolina	3,106
	Texas — 3.4%
	General Obligation — 1.2%
1,700	Eagle Mountain & Saginaw Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/17	1,926

	Transportation — 2.2%
3,000	Texas State Transportation Commission, Series A, Rev., 5.250%, 04/01/14	3,435

	Total Texas	5,361
	Total Municipal Bonds (Cost $145,068)	153,093
SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
1,429	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $1,429)	1,429
	Total Investments — 98.8% (Cost $146,497)	154,522
	Other Assets in Excess of Liabilities — 1.2%	1,876
	NET ASSETS — 100.0%	$156,398

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ACA	—	Insured by American Capital Access
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BIG	—	Bond Investment Guarantee
COLL	—	Collateral
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SO	—	Special Obligation
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$8,137
Aggregate gross unrealized depreciation	(112)
Net unrealized appreciation/depreciation	$8,025
Federal income tax cost of investments	$146,497

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$1,429	$153,093	$—	$154,522

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 2.3%
		Ally Auto Receivables Trust,
3,000		Series 2009-A, Class A3, 2.330%, 06/17/13 (e)	3,043
5,605		Series 2010-1, Class A3, 1.450%, 05/15/14	5,601
		AmeriCredit Automobile Receivables Trust,
979		Series 2006-BG, Class A4, 5.210%, 09/06/13	1,006
872		Series 2007-CM, Class A3B, VAR, 0.315%, 05/07/12	871
1,400		Series 2008-AF, Class A3, 5.680%, 12/12/12	1,429
2,670		Series 2008-AF, Class A4, 6.960%, 10/14/14	2,842
3,000		Series 2009-1, Class A3, 3.040%, 10/15/13	3,063
3,140		Series 2010-1, Class A2, 0.970%, 01/15/13	3,135
2,190		Series 2010-1, Class A3, 1.660%, 03/17/14	2,188
781		Ameriquest Mortgage Securities, Inc., Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	752
		Bank of America Auto Trust,
15,000		Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	15,252
3,235		Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	3,369
10,000		Series 2009-2A, Class A3, 2.130%, 09/15/13 (e)	10,115
5,575		Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	5,607
5,810		Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	5,813
4,255		Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	4,282
1,815		Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.713%, 04/25/36	1,200
		Capital One Auto Finance Trust,
265		Series 2007-B, Class A3A, 5.030%, 04/15/12	266
115		Series 2007-C, Class A3A, 5.130%, 04/16/12	117
4,645		CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	4,649
15,955		Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	14,455
		Chrysler Financial Auto Securitization Trust,
3,750		Series 2009-A, Class A3, 2.820%, 01/15/16	3,821
8,500		Series 2009-B, Class A2, 1.150%, 11/08/11	8,508
		Citibank Credit Card Issuance Trust,
8,282		Series 2002-C2, Class C2, 6.950%, 02/18/14	8,847
950		Series 2007-A3, Class A3, 6.150%, 06/15/39	1,128
		CitiFinancial Auto Issuance Trust,
17,500		Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	17,549
5,350		Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	5,402
2,452		Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.348%, 08/25/33	2,320
2,020		Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.723%, 12/25/33	1,621
		CNH Equipment Trust,
802		Series 2008-B, Class A3A, 4.780%, 07/16/12	813
3,900		Series 2008-B, Class A4A, 5.600%, 11/17/14	4,109
500		Series 2009-A, Class A3, 5.280%, 11/15/12	515
1,970		Series 2009-C, Class A3, 1.850%, 12/16/13	1,985
9,985		Series 2010-A, Class A3, 1.540%, 07/15/14	9,991
		Countrywide Asset-Backed Certificates,
816		Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	504
11		Series 2004-1, Class 3A, VAR, 0.623%, 04/25/34	8
1,290		Series 2004-1, Class M1, VAR, 0.843%, 03/25/34	997
1,060		Series 2004-1, Class M2, VAR, 0.893%, 03/25/34	761
1,065		Series 2004-6, Class M1, VAR, 0.943%, 10/25/34	619
768		Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.653%, 11/25/35	702
1,265		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	826
2,400		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	2,658
1,400		First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.443%, 12/25/36	1,189
		Ford Credit Auto Owner Trust,
368		Series 2006-B, Class A4, 5.250%, 09/15/11	372
6,700		Series 2009-B, Class A3, 2.790%, 08/15/13	6,822
5,000		Series 2009-B, Class A4, 4.500%, 07/15/14	5,322
6,000		Series 2009-D, Class A3, 2.170%, 10/15/13	6,070
1,232		GE Capital Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	1,101
		Harley-Davidson Motorcycle Trust,
13,335		Series 2009-3, Class A2, 0.940%, 04/15/12	13,323
5,140		Series 2009-3, Class A3, 1.740%, 09/15/13	5,154
		HFC Home Equity Loan Asset Backed Certificates,
3,003		Series 2005-2, Class M2, VAR, 0.830%, 01/20/35	2,607
9,000		Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	9,202
		HFC Home Equity Loan Asset-Backed Certificates,
3,685		Series 2005-2, Class A1, VAR, 0.610%, 01/20/35	3,269
6,552		Series 2006-1, Class A1, VAR, 0.500%, 01/20/36	6,077
2,924		Series 2006-2, Class A1, VAR, 0.490%, 03/20/36	2,674
15,659		Series 2007-3, Class APT, VAR, 1.540%, 11/20/36	13,186
		Honda Auto Receivables Owner Trust,
5,495		Series 2009-2, Class A3, 2.790%, 01/15/13	5,591
3,500		Series 2009-2, Class A4, 4.430%, 07/15/15	3,691
3,155		Series 2009-3, Class A3, 2.310%, 05/15/13	3,200
4,200		Series 2009-3, Class A4, 3.300%, 09/15/15	4,352
1,229		HSBC Home Equity Loan Trust, Series 2007-1, Class AS, VAR, 0.540%, 03/20/36	1,125
2,500		Hyundai Auto Receivables Trust, Series 2009-A, Class A3, 2.030%, 08/15/13	2,528
1,786		Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.543%, 03/25/36	1,078
		John Deere Owner Trust,
3,891		Series 2009-A, Class A3, 2.590%, 10/15/13	3,938
5,360		Series 2009-B, Class A3, 1.570%, 10/15/13	5,380
		Long Beach Mortgage Loan Trust,
1,500		Series 2004-3, Class M1, VAR, 0.913%, 07/25/34	1,165
1,493		Series 2006-8, Class 2A2, VAR, 0.433%, 09/25/36	464
2,333		Series 2006-WL2, Class 2A3, VAR, 0.543%, 01/25/36	1,867
4,776		MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	5,093
		Mercedes-Benz Auto Receivables Trust,
3,000		Series 2009-1, Class A3, 1.670%, 01/15/14	3,023
6,000		Series 2010-1, Class A3, 1.420%, 08/15/14	6,004
3,300		Morgan Stanley ABS Capital I, Series 2004-WMC3, Class M1, VAR, 1.093%, 01/25/35	3,205
45,000		Nationstar Mortgage Advance Receivable Trust, Series 2009-ADV1, Class A1, VAR, 3.343%, 12/26/22 (e)	45,000
4,000		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	3,817
305		Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.183%, 02/25/33	251
100		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	51
		Residential Asset Securities Corp.,
85		Series 2002-KS4, Class AIIB, VAR, 0.843%, 07/25/32	42
118		Series 2003-KS5, Class AIIB, VAR, 0.923%, 07/25/33	71
133		Series 2003-KS9, Class A2B, VAR, 0.983%, 11/25/33	57
2,461		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.450%, 04/25/32 (e)	2,053
		Structured Asset Securities Corp.,
3,769		Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	3,639
1,340		Series 2002-AL1, Class A2, 3.450%, 02/25/32	1,206
354		Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 01/02/24	379
		USAA Auto Owner Trust,
8,485		Series 2009-2, Class A3, 1.540%, 02/18/14	8,527
3,080		Series 2009-2, Class A4, 2.530%, 07/15/15	3,141
1,104		Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A3, 4.500%, 07/20/12	1,122
		Wachovia Asset Securitization, Inc.,
180		Series 2002-HE2, Class A, VAR, 0.773%, 12/25/32	133
567		Series 2003-HE3, Class A, VAR, 0.593%, 11/25/33	383
		World Omni Auto Receivables Trust,
656		Series 2007-B, Class A3A, 5.280%, 01/17/12	662
1,400		Series 2009-A, Class A3, 3.330%, 05/15/13	1,429
7,045		Series 2010-A, Class A4, 2.210%, 05/15/15	7,095

		Total Asset-Backed Securities (Cost $368,042)	369,869
Collateralized Mortgage Obligations — 35.9%
		Agency CMO — 22.6%
		Federal Home Loan Bank System,
1,826		Series 2000-0606, Class Y, 5.270%, 12/28/12	1,951
28,385		Series 2000-1067, Class 1, 5.300%, 06/15/12	30,229
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
673		Series 8, Class ZA, 7.000%, 03/25/23	747
418		Series 24, Class ZE, 6.250%, 11/25/23	457
3,010		Series 29, Class L, 7.500%, 04/25/24	3,244
		Federal Home Loan Mortgage Corp. REMICS,
112		Series 11, Class D, 9.500%, 07/15/19	121
33		Series 22, Class C, 9.500%, 04/15/20	36
47		Series 23, Class F, 9.600%, 04/15/20	53
1		Series 41, Class I, HB, 84.000%, 05/15/20	3
20		Series 46, Class B, 7.800%, 09/15/20	23
10		Series 47, Class F, 10.000%, 06/15/20	12
1		Series 85, Class C, 8.600%, 01/15/21	1
36		Series 99, Class Z, 9.500%, 01/15/21	39
99		Series 114, Class H, 6.950%, 01/15/21	109
1		Series 204, Class E, HB, IF, 1,813.884%, 05/15/23	16
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	1
19		Series 1065, Class J, 9.000%, 04/15/21	21
12		Series 1079, Class S, HB, IF, 32.725%, 05/15/21	18
31		Series 1084, Class F, VAR, 1.325%, 05/15/21	31
22		Series 1084, Class S, HB, IF, 43.537%, 05/15/21	38
30		Series 1116, Class I, 5.500%, 08/15/21	32
83		Series 1144, Class KB, 8.500%, 09/15/21	93
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	5
1		Series 1196, Class B, HB, IF, 1,153.506%, 01/15/22	35
72		Series 1206, Class IA, 7.000%, 03/15/22	78
170		Series 1212, Class IZ, 8.000%, 02/15/22	171
91		Series 1250, Class J, 7.000%, 05/15/22	100
223		Series 1343, Class LA, 8.000%, 08/15/22	248
89		Series 1343, Class LB, 7.500%, 08/15/22	99
143		Series 1370, Class JA, VAR, 1.525%, 09/15/22	143
142		Series 1455, Class WB, IF, 4.487%, 12/15/22	135
1,357		Series 1466, Class PZ, 7.500%, 02/15/23	1,497
21		Series 1470, Class F, VAR, 2.859%, 02/15/23	21
249		Series 1491, Class I, 7.500%, 04/15/23	270
808		Series 1498, Class I, VAR, 1.525%, 04/15/23	808
1,039		Series 1502, Class PX, 7.000%, 04/15/23	1,082
136		Series 1505, Class Q, 7.000%, 05/15/23	149
579		Series 1518, Class G, IF, 8.743%, 05/15/23	640
108		Series 1541, Class M, HB, IF, 20.175%, 07/15/23	141
516		Series 1541, Class O, VAR, 2.860%, 07/15/23	522
29		Series 1570, Class F, VAR, 3.359%, 08/15/23	29
1,070		Series 1573, Class PZ, 7.000%, 09/15/23	1,180
624		Series 1591, Class PV, 6.250%, 10/15/23	673
52		Series 1595, Class D, 7.000%, 10/15/13	57
160		Series 1596, Class D, 6.500%, 10/15/13	160
51		Series 1602, Class SA, HB, IF, 21.531%, 10/15/23	68
71		Series 1607, Class H, 6.250%, 10/15/13	71
35		Series 1607, Class SA, IF, 18.078%, 10/15/13	39
3,667		Series 1608, Class L, 6.500%, 09/15/23	3,987
1,566		Series 1609, Class LG, IF, 16.521%, 11/15/23	1,928
20		Series 1611, Class JA, VAR, 1.625%, 08/15/23	20
19		Series 1611, Class JB, HB, IF, 20.836%, 08/15/23	19
1,278		Series 1642, Class PJ, 6.000%, 11/15/23	1,371
536		Series 1658, Class GZ, 7.000%, 01/15/24	579
16		Series 1671, Class L, 7.000%, 02/15/24	17
21		Series 1671, Class QC, IF, 10.000%, 02/15/24	24
24		Series 1686, Class SH, IF, 18.394%, 02/15/24	31
450		Series 1695, Class EB, 7.000%, 03/15/24	501
85		Series 1699, Class FC, VAR, 0.975%, 03/15/24	85
511		Series 1700, Class GA, PO, 02/15/24	475
2,424		Series 1706, Class K, 7.000%, 03/15/24	2,637
40		Series 1709, Class FA, VAR, 2.960%, 03/15/24	40
1,421		Series 1720, Class PL, 7.500%, 04/15/24	1,476
1,846		Series 1737, Class L, 6.000%, 06/15/24	2,023
205		Series 1745, Class D, 7.500%, 08/15/24	227
1,308		Series 1798, Class F, 5.000%, 05/15/23	1,348
27		Series 1807, Class G, 9.000%, 10/15/20	29
298		Series 1829, Class ZB, 6.500%, 03/15/26	325
36		Series 1844, Class E, 6.500%, 10/15/13	39
1,900		Series 1863, Class Z, 6.500%, 07/15/26	2,070
58		Series 1865, Class D, PO, 02/15/24	39
179		Series 1890, Class H, 7.500%, 09/15/26	185
489		Series 1899, Class ZE, 8.000%, 09/15/26	545
1,101		Series 1927, Class PH, 7.500%, 01/15/27	1,144
1,214		Series 1927, Class ZA, 6.500%, 01/15/27	1,257
29		Series 1935, Class FL, VAR, 1.075%, 02/15/27	30
395		Series 1963, Class Z, 7.500%, 01/15/27	428
59		Series 1970, Class PG, 7.250%, 07/15/27	65
1,119		Series 1981, Class Z, 6.000%, 05/15/27	1,206
704		Series 1983, Class Z, 6.500%, 12/15/23	766
440		Series 1987, Class PE, 7.500%, 09/15/27	490
645		Series 2019, Class Z, 6.500%, 12/15/27	715
365		Series 2025, Class PE, 6.300%, 01/15/13	365
2,476		Series 2033, Class J, 5.600%, 06/15/23	2,476
296		Series 2033, Class SN, HB, IF, 23.083%, 03/15/24	190
794		Series 2038, Class PN, IO, 7.000%, 03/15/28	157
2,014		Series 2040, Class PE, 7.500%, 03/15/28	2,303
830		Series 2054, Class PV, 7.500%, 05/15/28	887
284		Series 2055, Class OE, 6.500%, 05/15/13	292
315		Series 2056, Class TD, 6.500%, 05/15/18	342
1,336		Series 2063, Class PG, 6.500%, 06/15/28	1,417
205		Series 2064, Class TE, 7.000%, 06/15/28	218
848		Series 2070, Class C, 6.000%, 07/15/28	914
2,749		Series 2075, Class PH, 6.500%, 08/15/28	2,975
2,942		Series 2075, Class PM, 6.250%, 08/15/28	3,183
921		Series 2086, Class GB, 6.000%, 09/15/28	996
930		Series 2089, Class PJ, IO, 7.000%, 10/15/28	200
3,047		Series 2095, Class PE, 6.000%, 11/15/28	3,338
875		Series 2102, Class TC, 6.000%, 12/15/13	928
482		Series 2102, Class TU, 6.000%, 12/15/13	511
4,202		Series 2106, Class ZD, 6.000%, 12/15/28	4,548
8,223		Series 2110, Class PG, 6.000%, 01/15/29	9,021
1,958		Series 2115, Class PE, 6.000%, 01/15/14	2,065
1,689		Series 2125, Class JZ, 6.000%, 02/15/29	1,827
2,710		Series 2126, Class CB, 6.250%, 02/15/29	2,972
191		Series 2132, Class SB, HB, IF, 29.347%, 03/15/29	314
135		Series 2134, Class PI, IO, 6.500%, 03/15/19	18
55		Series 2135, Class UK, IO, 6.500%, 03/15/14	4
98		Series 2141, Class IO, IO, 7.000%, 04/15/29	18
314		Series 2163, Class PC, IO, 7.500%, 06/15/29	65
4,234		Series 2169, Class TB, 7.000%, 06/15/29	4,710
1,953		Series 2172, Class QC, 7.000%, 07/15/29	2,118
1,302		Series 2176, Class OJ, 7.000%, 08/15/29	1,436
16		Series 2189, Class SA, IF, 17.687%, 02/15/28	16
6		Series 2196, Class TL, 7.500%, 11/15/29	7
977		Series 2201, Class C, 8.000%, 11/15/29	1,089
2,827		Series 2208, Class PG, 7.000%, 01/15/30	3,117
467		Series 2209, Class TC, 8.000%, 01/15/30	527
1,465		Series 2210, Class Z, 8.000%, 01/15/30	1,549
444		Series 2224, Class CB, 8.000%, 03/15/30	490
533		Series 2230, Class Z, 8.000%, 04/15/30	588
404		Series 2234, Class PZ, 7.500%, 05/15/30	448
352		Series 2247, Class Z, 7.500%, 08/15/30	394
935		Series 2256, Class MC, 7.250%, 09/15/30	1,031
1,645		Series 2259, Class ZM, 7.000%, 10/15/30	1,814
36		Series 2261, Class ZY, 7.500%, 10/15/30	38
118		Series 2262, Class Z, 7.500%, 10/15/30	126
1,486		Series 2271, Class PC, 7.250%, 12/15/30	1,609
2,982		Series 2283, Class K, 6.500%, 12/15/23	3,263
846		Series 2296, Class PD, 7.000%, 03/15/31	903
6,113		Series 2301, Class PA, 6.000%, 10/15/13	6,433
325		Series 2306, Class K, PO, 05/15/24	293
779		Series 2306, Class SE, IF, IO, 6.790%, 05/15/24	166
609		Series 2313, Class LA, 6.500%, 05/15/31	667
1,363		Series 2325, Class PM, 7.000%, 06/15/31	1,526
2,306		Series 2332, Class ZH, 7.000%, 07/15/31	2,532
285		Series 2333, Class HC, 6.000%, 07/15/31	298
2,955		Series 2344, Class QG, 6.000%, 08/15/16	3,193
12,908		Series 2344, Class ZD, 6.500%, 08/15/31	14,209
1,344		Series 2344, Class ZJ, 6.500%, 08/15/31	1,479
1,092		Series 2345, Class NE, 6.500%, 08/15/31	1,184
1,427		Series 2345, Class PQ, 6.500%, 08/15/16	1,542
503		Series 2347, Class VP, 6.500%, 03/15/20	536
1,658		Series 2351, Class PZ, 6.500%, 08/15/31	1,810
3,797		Series 2353, Class TD, 6.000%, 09/15/16	4,087
1,227		Series 2355, Class BP, 6.000%, 09/15/16	1,325
377		Series 2359, Class PM, 6.000%, 09/15/16	405
2,441		Series 2359, Class ZB, 8.500%, 06/15/31	2,801
1,958		Series 2360, Class PG, 6.000%, 09/15/16	2,079
352		Series 2363, Class PF, 6.000%, 09/15/16	375
1,068		Series 2366, Class MD, 6.000%, 10/15/16	1,144
1,111		Series 2367, Class ME, 6.500%, 10/15/31	1,222
1,374		Series 2388, Class FB, VAR, 0.937%, 01/15/29	1,380
3,169		Series 2391, Class QR, 5.500%, 12/15/16	3,405
1,236		Series 2391, Class VQ, 6.000%, 10/15/12	1,271
859		Series 2394, Class MC, 6.000%, 12/15/16	928
1,387		Series 2399, Class OH, 6.500%, 01/15/32	1,527
2,175		Series 2399, Class TH, 6.500%, 01/15/32	2,394
2,525		Series 2410, Class NG, 6.500%, 02/15/32	2,788
1,270		Series 2410, Class OE, 6.375%, 02/15/32	1,375
3,173		Series 2410, Class QS, IF, 18.624%, 02/15/32	4,283
798		Series 2410, Class QX, IF, IO, 8.313%, 02/15/32	126
3,285		Series 2412, Class SP, IF, 15.426%, 02/15/32	4,071
2,882		Series 2420, Class XK, 6.500%, 02/15/32	3,173
1,433		Series 2423, Class MC, 7.000%, 03/15/32	1,591
1,872		Series 2423, Class MT, 7.000%, 03/15/32	2,078
2,348		Series 2423, Class TB, 6.500%, 03/15/32	2,586
815		Series 2425, Class OB, 6.000%, 03/15/17	884
3,360		Series 2430, Class WF, 6.500%, 03/15/32	3,696
4,025		Series 2434, Class TC, 7.000%, 04/15/32	4,493
8,193		Series 2434, Class ZA, 6.500%, 04/15/32	9,047
1,797		Series 2435, Class CJ, 6.500%, 04/15/32	2,034
4,395		Series 2435, Class VH, 6.000%, 07/15/19	4,609
1,658		Series 2436, Class MC, 7.000%, 04/15/32	1,850
886		Series 2441, Class GF, 6.500%, 04/15/32	985
1,834		Series 2444, Class ES, IF, IO, 7.613%, 03/15/32	307
1,512		Series 2450, Class GZ, 7.000%, 05/15/32	1,667
1,196		Series 2450, Class SW, IF, IO, 7.663%, 03/15/32	167
3,285		Series 2455, Class GK, 6.500%, 05/15/32	3,618
638		Series 2458, Class QE, 5.500%, 06/15/17	685
2,516		Series 2458, Class ZM, 6.500%, 06/15/32	2,788
2,792		Series 2460, Class VZ, 6.000%, 11/15/29	2,838
2,881		Series 2463, Class CE, 6.000%, 06/15/17	3,118
2,365		Series 2466, Class DH, 6.500%, 06/15/32	2,609
4,052		Series 2466, Class PG, 6.500%, 04/15/32	4,333
1,400		Series 2466, Class PH, 6.500%, 06/15/32	1,582
2,754		Series 2474, Class NR, 6.500%, 07/15/32	3,048
7,455		Series 2475, Class S, IF, IO, 7.663%, 02/15/32	1,066
264		Series 2480, Class PV, 6.000%, 07/15/11	271
4,208		Series 2484, Class LZ, 6.500%, 07/15/32	4,625
418		Series 2488, Class WS, IF, 15.979%, 08/15/17	507
5,753		Series 2500, Class MC, 6.000%, 09/15/32	6,398
1,071		Series 2508, Class AQ, 5.500%, 10/15/17	1,156
4,073		Series 2512, Class PG, 5.500%, 10/15/22	4,486
1,102		Series 2513, Class YO, PO, 02/15/32	1,078
3,356		Series 2515, Class DE, 4.000%, 03/15/32	3,484
2,155		Series 2515, Class MG, 4.000%, 09/15/17	2,248
1,237		Series 2518, Class PX, 5.500%, 09/15/13	1,317
231		Series 2519, Class BT, 8.500%, 09/15/31	240
2,362		Series 2535, Class BK, 5.500%, 12/15/22	2,574
4,999		Series 2537, Class TE, 5.500%, 12/15/17	5,386
86		Series 2541, Class GX, 5.500%, 02/15/17	86
2,000		Series 2543, Class LX, 5.000%, 12/15/17	2,146
5,462		Series 2543, Class YX, 6.000%, 12/15/32	6,114
3,640		Series 2544, Class HC, 6.000%, 12/15/32	4,056
3,565		Series 2549, Class ZG, 5.000%, 01/15/18	3,473
3,763		Series 2552, Class ME, 6.000%, 01/15/33	4,199
1,141		Series 2565, Class MB, 6.000%, 05/15/30	1,175
1,904		Series 2567, Class QD, 6.000%, 02/15/33	2,132
2,401		Series 2571, Class FY, VAR, 1.087%, 12/15/32	2,440
446		Series 2571, Class SK, HB, IF, 33.047%, 09/15/23	746
1,416		Series 2571, Class SY, IF, 17.791%, 12/15/32	1,785
2,580		Series 2574, Class HP, 5.000%, 02/15/18	2,777
8,791		Series 2575, Class ME, 6.000%, 02/15/33	9,848
1,416		Series 2586, Class HD, 5.500%, 03/15/23	1,552
2,075		Series 2586, Class WI, IO, 6.500%, 03/15/33	422
2,004		Series 2591, Class WI, IO, 5.500%, 02/15/30	64
5,890		Series 2594, Class VQ, 6.000%, 08/15/20	6,166
1,420		Series 2595, Class HC, 5.500%, 04/15/23	1,556
2,051		Series 2596, Class QG, 6.000%, 03/15/33	2,211
2,724		Series 2597, Class AD, 6.500%, 03/15/32	2,842
2,071		Series 2597, Class DS, IF, IO, 7.213%, 02/15/33	97
4,732		Series 2599, Class DS, IF, IO, 6.663%, 02/15/33	213
7,098		Series 2610, Class DS, IF, IO, 6.763%, 03/15/33	411
6,126		Series 2611, Class SH, IF, IO, 7.313%, 10/15/21	361
1,680		Series 2611, Class UH, 4.500%, 05/15/18	1,787
3,835		Series 2617, Class GR, 4.500%, 05/15/18	4,079
250		Series 2619, Class HR, 3.500%, 11/15/31	256
1,088		Series 2619, Class IM, IO, 5.000%, 10/15/21	51
215		Series 2624, Class IU, IO, 5.000%, 06/15/33	16
8,156		Series 2626, Class NS, IF, IO, 6.213%, 06/15/23	863
101		Series 2627, Class SP, IF, 13.056%, 06/15/33	102
1,000		Series 2628, Class WA, 4.000%, 07/15/28	1,032
2,922		Series 2629, Class BY, IO, 4.500%, 03/15/18	251
5,268		Series 2630, Class S, IF, IO, 6.813%, 01/15/17	269
8,558		Series 2631, Class LC, 4.500%, 06/15/18	9,110
10,483		Series 2631, Class SA, IF, 14.232%, 06/15/33	12,485
19,245		Series 2636, Class Z, 4.500%, 06/15/18	20,395
2,132		Series 2637, Class SA, IF, IO, 5.763%, 06/15/18	210
920		Series 2638, Class DS, IF, 8.263%, 07/15/23	955
1,598		Series 2638, Class SA, IF, IO, 6.763%, 11/15/16	72
1,232		Series 2640, Class UG, IO, 5.000%, 01/15/32	173
9,300		Series 2640, Class UP, IO, 5.000%, 01/15/32	1,092
403		Series 2640, Class UR, IO, 4.500%, 08/15/17	12
798		Series 2640, Class VE, 3.250%, 07/15/22	810
1,384		Series 2642, Class SL, IF, 6.661%, 07/15/33	1,329
357		Series 2643, Class HI, IO, 4.500%, 12/15/16	8
595		Series 2646, Class SH, IF, 13.306%, 07/15/33	593
3,933		Series 2649, Class QE, 4.500%, 08/15/17	4,108
1,024		Series 2650, Class PO, PO, 12/15/32	942
4,764		Series 2650, Class SO, PO, 12/15/32	4,379
20,006		Series 2651, Class VZ, 4.500%, 07/15/18	21,203
2,789		Series 2655, Class EO, PO, 02/15/33	2,541
1,372		Series 2656, Class SH, HB, IF, 20.589%, 02/15/25	1,457
3,859		Series 2658, Class PE, 4.500%, 11/15/16	4,005
428		Series 2663, Class EO, PO, 08/15/33	355
2,056		Series 2667, Class SW, IF, 6.481%, 01/15/18	2,050
3,411		Series 2668, Class S, IF, 11.326%, 09/15/33	3,382
4,252		Series 2668, Class SB, IF, 6.900%, 10/15/15	4,403
3,128		Series 2671, Class S, IF, 14.141%, 09/15/33	3,696
3,598		Series 2672, Class ME, 5.000%, 11/15/22	3,878
739		Series 2672, Class SJ, IF, 6.856%, 09/15/16	766
11,345		Series 2675, Class CK, 4.000%, 09/15/18	11,851
1,643		Series 2676, Class TS, IF, 15.539%, 01/15/32	1,728
8,000		Series 2677, Class LE, 4.500%, 09/15/18	8,509
4,739		Series 2682, Class YS, IF, 8.584%, 10/15/33	4,357
120		Series 2683, Class VA, 5.500%, 02/15/21	122
18,000		Series 2684, Class PO, PO, 01/15/33	14,684
300		Series 2684, Class SN, HB, IF, 26.566%, 10/15/33	359
5,437		Series 2684, Class TO, PO, 10/15/33	4,192
1,082		Series 2686, Class GB, 5.000%, 05/15/20	1,119
2,274		Series 2686, Class NS, IF, IO, 7.263%, 10/15/21	146
17,992		Series 2690, Class SJ, IF, 8.645%, 10/15/33	16,708
2,778		Series 2691, Class SE, IF, 9.081%, 12/15/28	2,944
2,166		Series 2691, Class SM, IF, 8.645%, 10/15/33	2,009
2,957		Series 2691, Class WS, IF, 8.495%, 10/15/33	2,732
2,681		Series 2692, Class SC, IF, 12.613%, 07/15/33	2,937
1,483		Series 2694, Class SQ, IF, 8.584%, 10/15/33	1,389
2,000		Series 2695, Class DE, 4.000%, 01/15/17	2,081
3,679		Series 2695, Class OB, PO, 10/15/33	2,866
717		Series 2696, Class CO, PO, 10/15/18	658
413		Series 2696, Class SM, IF, 13.526%, 12/15/26	429
1,182		Series 2697, Class LE, 4.500%, 11/15/20	1,220
4,708		Series 2698, Class SV, IF, 8.495%, 11/15/33	4,432
7,067		Series 2700, Class S, IF, 8.495%, 11/15/33	6,652
1,791		Series 2702, Class PC, 5.000%, 01/15/23	1,923
2,336		Series 2705, Class SC, IF, 8.495%, 11/15/33	2,199
3,745		Series 2705, Class SD, IF, 8.567%, 11/15/33	3,478
7,400		Series 2707, Class QE, 4.500%, 11/15/18	7,872
2,240		Series 2715, Class OG, 5.000%, 01/15/23	2,424
4,480		Series 2716, Class UN, 4.500%, 12/15/23	4,687
2,240		Series 2720, Class PC, 5.000%, 12/15/23	2,416
17,303		Series 2727, Class BS, IF, 8.570%, 01/15/34	15,840
450		Series 2727, Class PO, PO, 01/15/34	362
10,505		Series 2733, Class SB, IF, 7.707%, 10/15/33	11,005
613		Series 2739, Class S, IF, 11.326%, 01/15/34	608
679		Series 2743, Class HC, 4.500%, 12/15/15	687
2,150		Series 2743, Class HD, 4.500%, 08/15/17	2,263
5,000		Series 2743, Class HE, 4.500%, 02/15/19	5,298
2,597		Series 2744, Class FE, VAR, 0.000%, 02/15/34	2,462
697		Series 2744, Class PD, 5.500%, 08/15/33	721
2,535		Series 2744, Class PE, 5.500%, 02/15/34	2,813
6,422		Series 2744, Class TU, 5.500%, 05/15/32	6,671
3,953		Series 2748, Class KO, PO, 10/15/23	3,580
799		Series 2750, Class PO, PO, 06/15/30	753
1,560		Series 2752, Class PD, 5.000%, 03/15/26	1,583
1,593		Series 2753, Class S, IF, 11.326%, 02/15/34	1,580
2,145		Series 2754, Class JG, 4.500%, 03/15/33	2,162
2,164		Series 2755, Class PA, PO, 02/15/29	2,094
2,833		Series 2755, Class SA, IF, 13.526%, 05/15/30	3,104
3,857		Series 2758, Class AO, PO, 03/15/19	3,429
1,246		Series 2762, Class LO, PO, 03/15/34	998
856		Series 2764, Class UC, 5.000%, 05/15/27	878
1,096		Series 2766, Class SX, IF, 15.667%, 03/15/34	1,113
689		Series 2769, Class PO, PO, 03/15/34	596
675		Series 2771, Class FG, VAR, 0.000%, 03/15/34	579
5,278		Series 2776, Class SK, IF, 8.570%, 04/15/34	4,909
231		Series 2777, Class SX, IF, 11.621%, 04/15/34	228
424		Series 2778, Class BS, IF, 14.908%, 04/15/34	429
4,479		Series 2778, Class US, IF, IO, 6.863%, 06/15/33	266
854		Series 2780, Class JG, 4.500%, 04/15/19	895
1,000		Series 2780, Class SY, IF, 15.759%, 11/15/33	1,276
5,672		Series 2802, Class OH, 6.000%, 05/15/34	6,379
1,719		Series 2809, Class UB, 4.000%, 09/15/17	1,775
2,000		Series 2809, Class UC, 4.000%, 06/15/19	2,075
1,479		Series 2812, Class AB, 4.500%, 10/15/18	1,550
366		Series 2812, Class EL, 7.500%, 02/15/27	371
6,811		Series 2812, Class NO, PO, 10/15/33	4,957
6,350		Series 2827, Class QE, 5.500%, 03/15/33	6,827
269		Series 2827, Class SQ, IF, 7.500%, 01/15/19	283
3,755		Series 2833, Class KO, PO, 08/15/34	3,152
748		Series 2835, Class QO, PO, 12/15/32	657
215		Series 2836, Class SG, IF, 11.689%, 05/15/34	222
882		Series 2840, Class JO, PO, 06/15/23	816
335		Series 2841, Class YA, 5.500%, 07/15/27	337
1,300		Series 2863, Class JA, 4.500%, 09/15/19	1,319
2,000		Series 2864, Class GB, 4.000%, 09/15/19	2,083
5,399		Series 2865, Class GO, PO, 10/15/33	4,030
1,521		Series 2872, Class JD, 4.500%, 01/15/16	1,537
852		Series 2890, Class DO, PO, 11/15/34	676
4,714		Series 2897, Class EO, PO, 10/15/31	4,328
3,968		Series 2903, Class UZ, 5.500%, 07/15/31	4,149
7,872		Series 2921, Class MD, 5.000%, 06/15/33	8,272
2,490		Series 2925, Class MW, VAR, 0.000%, 01/15/35	2,460
2,314		Series 2929, Class MS, HB, IF, 26.678%, 02/15/35	3,205
19,142		Series 2934, Class EC, PO, 02/15/20	17,535
1,526		Series 2934, Class EN, PO, 02/15/18	1,466
5,702		Series 2934, Class HI, IO, 5.000%, 02/15/20	721
4,021		Series 2934, Class KI, IO, 5.000%, 02/15/20	507
2,239		Series 2945, Class SA, IF, 11.688%, 03/15/20	2,554
2,319		Series 2965, Class GD, 4.500%, 04/15/20	2,462
1,977		Series 2967, Class S, HB, IF, 31.972%, 04/15/25	2,943
285		Series 2975, Class KO, PO, 05/15/35	273
5,238		Series 2981, Class FA, VAR, 0.737%, 05/15/35	5,104
4,268		Series 2988, Class AF, VAR, 0.637%, 06/15/35	4,170
2,031		Series 2988, Class GS, IF, 15.783%, 06/15/35	2,256
207		Series 2988, Class SD, IF, 15.658%, 03/15/35	226
1,212		Series 2989, Class PO, PO, 06/15/23	1,123
1,772		Series 2990, Class GO, PO, 02/15/35	1,444
5,931		Series 2990, Class LK, VAR, 0.707%, 10/15/34	5,904
4,825		Series 2990, Class SL, HB, IF, 23.258%, 06/15/34	6,830
2,674		Series 2990, Class WP, IF, 16.159%, 06/15/35	3,243
5,000		Series 2992, Class LB, 5.000%, 06/15/20	5,410
1,808		Series 2996, Class SL, IF, 14.943%, 06/15/35	1,922
6,000		Series 2999, Class NC, 4.500%, 12/15/18	6,331
4,500		Series 2999, Class ND, 4.500%, 07/15/20	4,749
804		Series 3007, Class AI, IO, 5.500%, 07/15/24	64
441		Series 3014, Class OD, PO, 08/15/35	338
637		Series 3022, Class GF, VAR, 0.637%, 08/15/35	636
305		Series 3022, Class OH, PO, 08/15/35	302
981		Series 3022, Class SX, IF, 16.033%, 08/15/25	1,225
2,231		Series 3029, Class SO, PO, 09/15/35	1,917
387		Series 3034, Class FB, VAR, 0.000%, 09/15/35	372
589		Series 3044, Class GU, VAR, 10/15/35	518
467		Series 3044, Class VO, PO, 10/15/35	415
3,271		Series 3047, Class OB, 5.500%, 12/15/33	3,499
25,734		Series 3049, Class XF, VAR, 0.687%, 05/15/33	25,585
2,301		Series 3051, Class DP, HB, IF, 26.546%, 10/15/25	3,140
467		Series 3058, Class YO, PO, 10/15/35	416
2,500		Series 3064, Class OB, 5.500%, 07/15/29	2,625
1,904		Series 3064, Class SG, IF, 18.877%, 11/15/35	2,377
7,384		Series 3065, Class DF, VAR, 0.717%, 04/15/35	7,351
1,193		Series 3066, Class FH, VAR, 1.278%, 01/15/34	1,190
1,254		Series 3068, Class AO, PO, 01/15/35	1,186
2,702		Series 3100, Class MA, VAR, 3.672%, 12/15/35	2,620
2,592		Series 3101, Class UZ, 6.000%, 01/15/36	2,845
1,004		Series 3102, Class HS, HB, IF, 23.331%, 01/15/36	1,438
10,770		Series 3117, Class AO, PO, 02/15/36	9,548
2,200		Series 3117, Class EO, PO, 02/15/36	1,942
2,271		Series 3117, Class OK, PO, 02/15/36	1,917
6,578		Series 3122, Class OH, PO, 03/15/36	5,816
6,158		Series 3122, Class OP, PO, 03/15/36	5,466
118		Series 3122, Class ZB, 6.000%, 03/15/36	118
858		Series 3134, Class PO, PO, 03/15/36	740
6,072		Series 3137, Class XP, 6.000%, 04/15/36	6,722
5,099		Series 3138, Class PO, PO, 04/15/36	4,393
12,294		Series 3147, Class PO, PO, 04/15/36	10,882
880		Series 3149, Class SO, PO, 05/15/36	777
208		Series 3158, Class LX, VAR, 0.000%, 05/15/36	207
3,000		Series 3162, Class OB, 6.000%, 11/15/30	3,174
8,572		Series 3171, Class MO, PO, 06/15/36	7,388
673		Series 3174, Class CA, 5.500%, 02/15/26	684
1,408		Series 3174, Class PX, 5.000%, 06/15/17	1,529
4,144		Series 3179, Class OA, PO, 07/15/36	3,669
3,526		Series 3181, Class AZ, 6.500%, 07/15/36	3,937
9,836		Series 3184, Class OA, PO, 02/15/33	9,190
1,723		Series 3186, Class MT, IF, 4.737%, 07/15/36	1,685
5,134		Series 3194, Class SA, IF, IO, 6.763%, 07/15/36	710
7,030		Series 3195, Class PD, 6.500%, 07/15/36	7,845
36,726		Series 3202, Class HI, IF, IO, 6.313%, 08/15/36	4,855
1,737		Series 3213, Class OA, PO, 09/15/36	1,454
1,522		Series 3218, Class AO, PO, 09/15/36	1,343
15,403		Series 3219, Class DI, IO, 6.000%, 04/15/36	2,856
3,850		Series 3225, Class EO, PO, 10/15/36	3,249
6,214		Series 3232, Class ST, IF, IO, 6.363%, 10/15/36	715
1,580		Series 3233, Class OP, PO, 05/15/36	1,388
1,342		Series 3234, Class MA, 4.500%, 03/15/28	1,373
395		Series 3245, Class MO, PO, 11/15/36	379
1,002		Series 3253, Class A, 5.000%, 08/15/20	1,060
29,831		Series 3253, Class PO, PO, 12/15/21	27,761
798		Series 3256, Class KF, VAR, 12/15/36	792
1,700		Series 3256, Class PO, PO, 12/15/36	1,436
3,627		Series 3260, Class CS, IF, IO, 5.803%, 01/15/37	357
1,573		Series 3261, Class OA, PO, 01/15/37	1,332
1,203		Series 3263, Class TP, VAR, 08/15/35	1,184
1,034		Series 3263, Class WE, VAR, 08/15/35	1,014
198		Series 3269, Class WF, VAR, 01/15/37	195
2,542		Series 3274, Class JO, PO, 02/15/37	2,195
7,522		Series 3275, Class FL, VAR, 0.777%, 02/15/37	7,387
4,215		Series 3286, Class PO, PO, 03/15/37	3,591
6,639		Series 3290, Class SB, IF, IO, 6.113%, 03/15/37	607
5,000		Series 3299, Class KB, 5.000%, 08/15/29	5,151
3,000		Series 3302, Class UT, 6.000%, 04/15/37	3,341
5,658		Series 3305, Class MG, IF, 2.557%, 07/15/34	5,264
460		Series 3318, Class AO, PO, 05/15/37	406
55		Series 3320, Class TF, VAR, 10/15/36	54
3,500		Series 3329, Class WK, 6.000%, 12/15/31	3,729
3,110		Series 3331, Class PO, PO, 06/15/37	2,628
4,000		Series 3334, Class MC, 5.000%, 04/15/33	4,214
5,165		Series 3344, Class SL, IF, IO, 6.263%, 07/15/37	662
2,500		Series 3356, Class PA, 6.000%, 11/15/26	2,546
2,000		Series 3361, Class EF, VAR, 0.937%, 08/15/35	1,953
3,611		Series 3369, Class VA, 6.000%, 07/15/18	3,930
1,866		Series 3371, Class FA, VAR, 0.937%, 09/15/37	1,863
2,963		Series 3373, Class TO, PO, 04/15/37	2,554
22,065		Series 3383, Class SA, IF, IO, 6.113%, 11/15/37	2,795
29,366		Series 3387, Class SA, IF, IO, 6.083%, 11/15/37	2,526
4,249		Series 3389, Class DQ, 5.750%, 10/15/35	4,548
7,034		Series 3398, Class PO, PO, 01/15/36	6,376
29,225		Series 3404, Class SC, IF, IO, 5.663%, 01/15/38	3,035
1,775		Series 3422, Class SE, IF, 16.608%, 02/15/38	2,180
14,781		Series 3424, Class PI, IF, IO, 6.463%, 04/15/38	2,130
20,446		Series 3430, Class AI, IO, 1.417%, 09/15/12	345
35,706		Series 3437, Class AI, IO, 1.335%, 09/15/11	403
681		Series 3443, Class SY, IF, 9.000%, 03/15/37	735
10,104		Series 3455, Class SE, IF, IO, 5.863%, 06/15/38	1,006
2,299		Series 3461, Class LZ, 6.000%, 06/15/38	2,515
17,647		Series 3481, Class SJ, IF, IO, 5.513%, 08/15/38	1,899
7,500		Series 3493, Class LA, 4.000%, 10/15/23	7,675
19,040		Series 3505, Class SA, IF, IO, 5.663%, 01/15/39	1,482
18,436		Series 3511, Class SA, IF, IO, 5.663%, 02/15/39	1,125
2,682		Series 3515, Class PI, IO, 5.500%, 07/15/37	386
6,672		Series 3546, Class A, VAR, 6.017%, 02/15/39	7,074
8,438		Series 3564, Class JA, 4.000%, 01/15/18	8,836
10,538		Series 3607, Class BO, PO, 04/15/36	7,428
17,080		Series 3611, Class PO, PO, 07/15/34	14,761
4,600		Series 3632, Class BS, IF, 16.377%, 02/15/40	6,050
1,270		Series R007, Class ZA, 6.000%, 05/15/36	1,382
		Federal Home Loan Mortgage Corp. STRIPS,
8		Series 134, Class B, IO, 9.000%, 04/01/22	2
16,773		Series 233, Class 11, IO, 5.000%, 09/15/35	2,825
13,644		Series 233, Class 12, IO, 5.000%, 09/15/35	2,255
26,384		Series 233, Class 13, IO, 5.000%, 09/15/35	4,402
12,934		Series 239, Class S30, IF, IO, 7.363%, 08/15/36	1,817
8,379		Series 243, Class 16, IO, 4.500%, 11/15/20	932
5,209		Series 243, Class 17, IO, 4.500%, 12/15/20	575
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,369		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	1,552
6,030		Series T-42, Class A5, 7.500%, 02/25/42	6,835
4,214		Series T-48, Class 1A, VAR, 6.880%, 07/25/33	4,691
922		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	1,045
5,658		Series T-54, Class 2A, 6.500%, 02/25/43	6,226
1,954		Series T-54, Class 3A, 7.000%, 02/25/43	2,183
1,643		Series T-57, Class 1A3, 7.500%, 07/25/43	1,871
609		Series T-57, Class 1AP, PO, 07/25/43	536
7,922		Series T-58, Class 4A, 7.500%, 09/25/43	8,979
732		Series T-58, Class APO, PO, 09/25/43	547
7,580		Series T-59, Class 1A2, 7.000%, 10/25/43	8,518
844		Series T-59, Class 1AP, PO, 10/25/43	733
39,447		Series T-76, Class 2A, VAR, 4.811%, 10/25/37	40,452
		Federal National Mortgage Association Grantor Trust,
2,884		Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	3,240
3,160		Series 2001-T3, Class A1, 7.500%, 11/25/40	3,593
3,795		Series 2001-T10, Class A2, 7.500%, 12/25/41	4,315
3,567		Series 2002-T16, Class A2, 7.000%, 07/25/42	3,980
1,652		Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,818
8,424		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	9,577
12,197		Series 2004-T3, Class 1A2, 6.500%, 02/25/44	13,420
4,543		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	5,091
		Federal National Mortgage Association REMICS,
25		Series 1988-7, Class Z, 9.250%, 04/25/18	28
101		Series 1989-70, Class G, 8.000%, 10/25/19	113
47		Series 1989-78, Class H, 9.400%, 11/25/19	54
43		Series 1989-83, Class H, 8.500%, 11/25/19	48
51		Series 1989-89, Class H, 9.000%, 11/25/19	56
31		Series 1990-1, Class D, 8.800%, 01/25/20	36
12		Series 1990-7, Class B, 8.500%, 01/25/20	14
15		Series 1990-60, Class K, 5.500%, 06/25/20	16
23		Series 1990-63, Class H, 9.500%, 06/25/20	26
18		Series 1990-93, Class G, 5.500%, 08/25/20	19
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	4
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	8
113		Series 1990-102, Class J, 6.500%, 08/25/20	125
98		Series 1990-120, Class H, 9.000%, 10/25/20	112
11		Series 1990-134, Class SC, HB, IF, 21.038%, 11/25/20	17
1		Series 1990-140, Class K, HB, 652.145%, 12/25/20	10
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	2
29		Series 1991-24, Class Z, 5.000%, 03/25/21	31
33		Series 1991-42, Class S, IF, 17.019%, 05/25/21	43
6		Series 1992-101, Class J, 7.500%, 06/25/22	6
823		Series 1992-117, Class MA, 8.000%, 07/25/22	909
139		Series 1992-136, Class PK, 6.000%, 08/25/22	150
155		Series 1992-143, Class MA, 5.500%, 09/25/22	170
970		Series 1992-150, Class M, 8.000%, 09/25/22	1,085
311		Series 1992-163, Class M, 7.750%, 09/25/22	356
484		Series 1992-188, Class PZ, 7.500%, 10/25/22	536
226		Series 1993-21, Class KA, 7.700%, 03/25/23	259
571		Series 1993-25, Class J, 7.500%, 03/25/23	631
88		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	119
1,451		Series 1993-37, Class PX, 7.000%, 03/25/23	1,587
505		Series 1993-54, Class Z, 7.000%, 04/25/23	552
5,400		Series 1993-56, Class PZ, 7.000%, 05/25/23	5,970
243		Series 1993-62, Class SA, IF, 16.196%, 04/25/23	313
3,172		Series 1993-99, Class Z, 7.000%, 07/25/23	3,507
138		Series 1993-122, Class M, 6.500%, 07/25/23	150
2,806		Series 1993-136, Class ZB, VAR, 6.102%, 07/25/23	3,115
4,319		Series 1993-141, Class Z, 7.000%, 08/25/23	4,775
124		Series 1993-165, Class SD, IF, 10.912%, 09/25/23	144
154		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	194
180		Series 1993-167, Class GA, 7.000%, 09/25/23	187
222		Series 1993-178, Class PK, 6.500%, 09/25/23	247
104		Series 1993-179, Class SB, HB, IF, 21.617%, 10/25/23	161
69		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	80
3,988		Series 1993-183, Class KA, 6.500%, 10/25/23	4,440
1,717		Series 1993-189, Class PL, 6.500%, 10/25/23	1,905
348		Series 1993-199, Class FA, VAR, 0.925%, 10/25/23	349
198		Series 1993-205, Class H, PO, 09/25/23	180
289		Series 1993-220, Class SG, IF, 15.250%, 11/25/13	329
175		Series 1993-225, Class SG, HB, IF, 25.934%, 12/25/13	217
288		Series 1993-225, Class UB, 6.500%, 12/25/23	309
76		Series 1993-230, Class FA, VAR, 0.975%, 12/25/23	76
295		Series 1993-247, Class FE, VAR, 1.375%, 12/25/23	300
360		Series 1993-247, Class SA, HB, IF, 22.777%, 12/25/23	539
137		Series 1993-247, Class SU, IF, 11.091%, 12/25/23	168
1,193		Series 1993-250, Class Z, 7.000%, 12/25/23	1,285
2,265		Series 1993-257, Class C, PO, 06/25/23	2,183
22		Series 1994-9, Class E, PO, 11/25/23	20
1,172		Series 1994-37, Class L, 6.500%, 03/25/24	1,289
5,789		Series 1994-40, Class Z, 6.500%, 03/25/24	6,433
4,003		Series 1994-63, Class PK, 7.000%, 04/25/24	4,484
166		Series 1995-2, Class Z, 8.500%, 01/25/25	187
373		Series 1995-19, Class Z, 6.500%, 11/25/23	409
2,168		Series 1996-14, Class SE, IF, IO, 6.940%, 08/25/23	460
90		Series 1996-27, Class FC, VAR, 0.875%, 03/25/17	90
1,690		Series 1996-48, Class Z, 7.000%, 11/25/26	1,881
209		Series 1996-59, Class J, 6.500%, 08/25/22	233
408		Series 1996-59, Class K, 6.500%, 07/25/23	427
467		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	23
1,591		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	78
298		Series 1997-27, Class J, 7.500%, 04/18/27	326
337		Series 1997-29, Class J, 7.500%, 04/20/27	380
1,187		Series 1997-32, Class PG, 6.500%, 04/25/27	1,295
1,325		Series 1997-39, Class PD, 7.500%, 05/20/27	1,489
347		Series 1997-42, Class EN, 7.250%, 07/18/27	370
125		Series 1997-42, Class ZC, 6.500%, 07/18/27	139
–	(h)	Series 1997-51, Class PM, IO, 7.000%, 05/18/12	–	(h)
1,809		Series 1997-61, Class ZC, 7.000%, 02/25/23	1,987
524		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	113
76		Series 1998-4, Class C, PO, 04/25/23	69
1,491		Series 1998-36, Class ZB, 6.000%, 07/18/28	1,653
413		Series 1998-43, Class SA, IF, IO, 14.717%, 04/25/23	180
666		Series 1998-66, Class SB, IF, IO, 7.807%, 12/25/28	108
359		Series 1999-17, Class C, 6.350%, 04/25/29	400
2,294		Series 1999-18, Class Z, 5.500%, 04/18/29	2,517
736		Series 1999-38, Class SK, IF, IO, 7.707%, 08/25/23	97
193		Series 1999-52, Class NS, HB, IF, 22.420%, 10/25/23	274
492		Series 1999-62, Class PB, 7.500%, 12/18/29	546
2,681		Series 2000-2, Class ZE, 7.500%, 02/25/30	2,975
756		Series 2000-20, Class SA, IF, IO, 8.757%, 07/25/30	154
118		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	27
1,088		Series 2001-4, Class PC, 7.000%, 03/25/21	1,223
827		Series 2001-5, Class OW, 6.000%, 03/25/16	873
453		Series 2001-7, Class PF, 7.000%, 03/25/31	508
1,913		Series 2001-7, Class PR, 6.000%, 03/25/16	2,031
2,020		Series 2001-10, Class PR, 6.000%, 04/25/16	2,140
1,217		Series 2001-30, Class PM, 7.000%, 07/25/31	1,367
609		Series 2001-31, Class VD, 6.000%, 05/25/31	622
3,282		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	643
2,110		Series 2001-36, Class DE, 7.000%, 08/25/31	2,366
2,523		Series 2001-44, Class MY, 7.000%, 09/25/31	2,831
747		Series 2001-44, Class PD, 7.000%, 09/25/31	838
522		Series 2001-44, Class PU, 7.000%, 09/25/31	586
6,486		Series 2001-48, Class Z, 6.500%, 09/25/21	7,212
736		Series 2001-49, Class Z, 6.500%, 09/25/31	817
362		Series 2001-52, Class KB, 6.500%, 10/25/31	402
104		Series 2001-52, Class XM, 6.500%, 11/25/10	105
1,294		Series 2001-52, Class XN, 6.500%, 11/25/15	1,402
5,000		Series 2001-60, Class PX, 6.000%, 11/25/31	5,560
1,562		Series 2001-60, Class QS, HB, IF, 23.300%, 09/25/31	2,157
3,970		Series 2001-61, Class Z, 7.000%, 11/25/31	4,452
1,379		Series 2001-71, Class MB, 6.000%, 12/25/16	1,493
2,343		Series 2001-71, Class QE, 6.000%, 12/25/16	2,532
308		Series 2001-72, Class SX, IF, 16.667%, 12/25/31	360
7,470		Series 2001-74, Class MB, 6.000%, 12/25/16	8,079
1,366		Series 2001-80, Class PE, 6.000%, 07/25/29	1,423
239		Series 2001-81, Class LO, PO, 01/25/32	206
1,881		Series 2002-1, Class G, 7.000%, 07/25/23	2,106
1,037		Series 2002-1, Class HC, 6.500%, 02/25/22	1,150
645		Series 2002-1, Class SA, HB, IF, 24.073%, 02/25/32	909
295		Series 2002-1, Class UD, HB, IF,23.188%, 12/25/23	417
1,948		Series 2002-2, Class UC, 6.000%, 02/25/17	2,095
5,300		Series 2002-3, Class OG, 6.000%, 02/25/17	5,726
2,840		Series 2002-5, Class PK, 6.000%, 02/25/22	3,170
932		Series 2002-7, Class OG, 6.000%, 03/25/17	1,007
3,136		Series 2002-7, Class TG, 6.000%, 03/25/17	3,387
1,116		Series 2002-11, Class QG, 5.500%, 03/25/17	1,198
3,659		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	151
63		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	69
4,924		Series 2002-16, Class PG, 6.000%, 04/25/17	5,327
8,464		Series 2002-18, Class PC, 5.500%, 04/25/17	8,945
934		Series 2002-19, Class PE, 6.000%, 04/25/17	1,009
185		Series 2002-21, Class LO, PO, 04/25/32	161
2,392		Series 2002-21, Class PE, 6.500%, 04/25/32	2,645
3,275		Series 2002-24, Class AJ, 6.000%, 04/25/17	3,572
4,389		Series 2002-28, Class PK, 6.500%, 05/25/32	4,874
1,777		Series 2002-31, Class S, IF, 18.497%, 05/25/17	2,148
2,112		Series 2002-37, Class Z, 6.500%, 06/25/32	2,346
10,651		Series 2002-38, Class QE, 6.000%, 06/25/17	11,506
1,120		Series 2002-42, Class C, 6.000%, 07/25/17	1,226
5,283		Series 2002-48, Class GH, 6.500%, 11/25/32	5,832
5,000		Series 2002-54, Class PG, 6.000%, 09/25/22	5,498
781		Series 2002-55, Class QE, 5.500%, 09/25/17	846
10,518		Series 2002-56, Class UC, 5.500%, 09/25/17	11,328
3,954		Series 2002-57, Class AE, 5.500%, 09/25/17	4,254
1,059		Series 2002-63, Class KC, 5.000%, 10/25/17	1,131
1,006		Series 2002-71, Class AP, 5.000%, 11/25/32	1,081
9,345		Series 2002-71, Class KM, 5.000%, 11/25/17	9,980
1,404		Series 2002-77, Class S, IF, 13.855%, 12/25/32	1,663
14,269		Series 2002-81, Class JO, PO, 04/25/32	13,053
2,385		Series 2002-83, Class CS, 6.881%, 08/25/23	2,666
1,743		Series 2002-84, Class VB, 5.500%, 04/25/15	1,897
1,502		Series 2002-90, Class A1, 6.500%, 06/25/42	1,652
390		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	26
6,216		Series 2002-94, Class BK, 5.500%, 01/25/18	6,780
1,794		Series 2003-9, Class NZ, 6.500%, 02/25/33	1,988
1,833		Series 2003-14, Class TI, IO, 5.000%, 03/25/33	168
4,550		Series 2003-22, Class UD, 4.000%, 04/25/33	4,534
952		Series 2003-27, Class DW, 4.500%, 04/25/17	991
1,400		Series 2003-32, Class KC, 5.000%, 05/25/18	1,511
7,572		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	1,544
2,614		Series 2003-34, Class AX, 6.000%, 05/25/33	2,906
2,256		Series 2003-34, Class ED, 6.000%, 05/25/33	2,577
640		Series 2003-34, Class GB, 6.000%, 03/25/33	718
1,199		Series 2003-34, Class GE, 6.000%, 05/25/33	1,373
1,115		Series 2003-35, Class EA, PO, 05/25/33	853
922		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	205
1,960		Series 2003-39, Class LW, 5.500%, 05/25/23	2,141
2,800		Series 2003-41, Class PE, 5.500%, 05/25/23	3,085
1,092		Series 2003-42, Class GB, 4.000%, 05/25/33	1,136
5,579		Series 2003-45, Class AI, IO, 5.500%, 05/25/33	244
2,715		Series 2003-47, Class PE, 5.750%, 06/25/33	3,019
1,602		Series 2003-52, Class SX, HB,IF, 21.922%, 10/25/31	2,033
441		Series 2003-60, Class NJ, 5.000%, 07/25/21	453
3,493		Series 2003-64, Class SX, IF, 13.056%, 07/25/33	3,685
175		Series 2003-65, Class ML, 4.000%, 07/25/33	174
451		Series 2003-67, Class VQ, 7.000%, 01/25/19	469
305		Series 2003-68, Class QP, 3.000%, 07/25/22	311
4,132		Series 2003-71, Class DS, IF, 7.096%, 08/25/33	3,857
21,465		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	3,731
6,197		Series 2003-73, Class HF, VAR, 0.793%, 01/25/31	6,199
697		Series 2003-74, Class SH, IF, 9.553%, 08/25/33	648
3,006		Series 2003-76, Class SH, IF, 13.514%, 09/25/31	3,395
11,322		Series 2003-80, Class SY, IF, IO, 7.307%, 06/25/23	1,209
1,580		Series 2003-81, Class LC, 4.500%, 09/25/18	1,682
2,000		Series 2003-82, Class VB, 5.500%, 08/25/33	2,189
8,876		Series 2003-83, Class PG, 5.000%, 06/25/23	9,527
1,719		Series 2003-91, Class SD, IF, 11.929%, 09/25/33	1,909
5,111		Series 2003-91, Class XT, 4.500%, 12/25/17	5,237
1,244		Series 2003-92, Class GA, 4.500%, 09/25/18	1,295
366		Series 2003-92, Class SH, IF, 9.074%, 09/25/18	373
4,556		Series 2003-106, Class US, IF, 8.561%, 11/25/23	4,397
449		Series 2003-106, Class WS, IF, 9.138%, 02/25/23	452
134		Series 2003-113, Class PC, 4.000%, 03/25/15	134
8,028		Series 2003-116, Class SB, IF, IO, 7.257%, 11/25/33	1,587
8,161		Series 2003-117, Class JB, 3.500%, 06/25/33	8,281
2,240		Series 2003-122, Class TE, 5.000%, 12/25/22	2,421
1,019		Series 2003-124, Class SV, IF, 11.132%, 03/25/31	1,056
1,711		Series 2003-128, Class KE, 4.500%, 01/25/14	1,792
3,300		Series 2003-128, Class NG, 4.000%, 01/25/19	3,422
1,663		Series 2003-130, Class SX, IF, 11.006%, 01/25/34	1,812
1,570		Series 2003-131, Class SK, IF, 15.514%, 01/25/34	1,921
968		Series 2003-132, Class OA, PO, 08/25/33	844
389		Series 2004-1, Class DL, 4.500%, 02/25/18	390
5,895		Series 2004-3, Class BE, 4.000%, 02/25/19	6,102
5,033		Series 2004-4, Class QI, IF, IO, 6.757%, 06/25/33	746
3,743		Series 2004-4, Class QM, IF, 13.514%, 06/25/33	4,298
3,536		Series 2004-10, Class SC, HB, IF, 27.229%, 02/25/34	4,867
4,147		Series 2004-14, Class SD, IF, 8.561%, 03/25/34	3,914
1,000		Series 2004-21, Class AE, 4.000%, 04/25/19	1,033
2,711		Series 2004-21, Class CO, PO, 04/25/34	2,042
761		Series 2004-22, Class A, 4.000%, 04/25/19	762
3,275		Series 2004-25, Class PC, 5.500%, 01/25/34	3,613
5,997		Series 2004-25, Class SA, IF, 18.582%, 04/25/34	7,778
8,100		Series 2004-27, Class HB, 4.000%, 05/25/19	8,341
2,157		Series 2004-36, Class PC, 5.500%, 02/25/34	2,379
5,476		Series 2004-36, Class SA, IF, 18.582%, 05/25/34	7,233
1,978		Series 2004-36, Class SN, IF, 13.514%, 07/25/33	2,271
6,431		Series 2004-46, Class HS, IF, IO, 5.657%, 05/25/30	354
1,333		Series 2004-46, Class QB, HB, IF, 22.629%, 05/25/34	1,551
1,191		Series 2004-46, Class SK, IF, 15.557%, 05/25/34	1,302
1,570		Series 2004-51, Class SY, IF, 13.554%, 07/25/34	1,848
1,400		Series 2004-53, Class NC, 5.500%, 07/25/24	1,516
1,709		Series 2004-59, Class BG, PO, 12/25/32	1,475
3,326		Series 2004-61, Class CO, PO, 10/25/31	3,160
300		Series 2004-61, Class SH, HB,IF, 22.617%, 11/25/32	369
903		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	985
5,000		Series 2004-65, Class EY, 5.500%, 08/25/24	5,460
12,000		Series 2004-72, Class CB, 4.000%, 09/25/19	12,664
1,431		Series 2004-74, Class SW, IF, 14.825%, 11/25/31	1,769
2,251		Series 2004-76, Class CL, 4.000%, 10/25/19	2,348
5,097		Series 2004-79, Class S, IF, 18.857%, 08/25/32	6,203
1,680		Series 2004-79, Class SP, IF, 18.857%, 11/25/34	2,185
2,000		Series 2004-81, Class AC, 4.000%, 11/25/19	2,080
1,574		Series 2004-89, Class EA, IF, 12.593%, 01/25/34	1,800
2,119		Series 2004-92, Class BX, 5.500%, 09/25/34	2,309
869		Series 2004-92, Class JO, PO, 12/25/34	865
2,120		Series 2004-101, Class HD, 5.000%, 01/25/20	2,291
2,233		Series 2005-14, Class BA, 4.500%, 04/25/19	2,338
5,445		Series 2005-25, Class PF, VAR, 0.693%, 04/25/35	5,365
913		Series 2005-27, Class TH, 5.500%, 07/25/31	953
1,289		Series 2005-40, Class ZM, 5.000%, 05/25/35	1,363
1,448		Series 2005-42, Class PS, IF, 16.143%, 05/25/35	1,803
2,853		Series 2005-45, Class BG, 4.500%, 06/25/25	2,844
271		Series 2005-47, Class AN, 5.000%, 12/25/16	276
639		Series 2005-52, Class PA, 6.500%, 06/25/35	691
5,587		Series 2005-56, Class S, IF, IO, 6.367%, 07/25/35	792
2,640		Series 2005-56, Class TP, IF, 17.122%, 08/25/33	3,116
2,061		Series 2005-57, Class CD, HB, IF, 23.839%, 01/25/35	2,885
745		Series 2005-57, Class DC, HB, IF, 20.661%, 12/25/34	943
8,774		Series 2005-57, Class EG, VAR, 0.643%, 03/25/35	8,723
87		Series 2005-59, Class PA, 5.500%, 06/25/25	87
1,000		Series 2005-59, Class SU, HB,IF, 23.786%, 06/25/35	1,258
1,549		Series 2005-66, Class SG, IF, 16.518%, 07/25/35	1,891
1,500		Series 2005-68, Class BC, 5.250%, 06/25/35	1,630
7,590		Series 2005-68, Class PG, 5.500%, 08/25/35	8,347
2,500		Series 2005-68, Class UC, 5.000%, 06/25/35	2,692
8,742		Series 2005-72, Class SB, IF, 16.018%, 08/25/35	10,479
2,307		Series 2005-73, Class PS, IF, 15.843%, 08/25/35	2,854
1,953		Series 2005-74, Class CP, HB,IF, 23.493%, 05/25/35	2,879
8,510		Series 2005-74, Class CS, IF, 19.077%, 05/25/35	11,437
9,954		Series 2005-84, Class XM, 5.750%, 10/25/35	10,998
576		Series 2005-86, Class GB, 5.000%, 10/25/35	581
9,129		Series 2005-88, Class QO, PO, 11/25/33	7,877
3,170		Series 2005-90, Class ES, IF, 16.018%, 10/25/35	3,911
1,940		Series 2005-90, Class PO, PO, 09/25/35	1,770
6,865		Series 2005-93, Class MF, VAR, 0.593%, 08/25/34	6,797
3,109		Series 2005-96, Class BP, 5.900%, 02/25/15	3,059
894		Series 2005-98, Class GO, PO, 11/25/35	740
15,859		Series 2005-106, Class US, HB, IF, 23.310%, 11/25/35	23,948
8,584		Series 2005-109, Class PB, 6.000%, 01/25/34	9,115
1,000		Series 2005-109, Class PC, 6.000%, 12/25/35	1,122
18,990		Series 2005-110, Class GJ, 5.500%, 11/25/30	20,110
17,500		Series 2005-110, Class GK, 5.500%, 08/25/34	19,112
5,659		Series 2005-110, Class GL, 5.500%, 12/25/35	6,196
3,952		Series 2005-110, Class MJ, 5.500%, 01/25/33	4,203
2,840		Series 2005-110, Class MN, 5.500%, 06/25/35	3,121
1,790		Series 2005-116, Class PB, 6.000%, 04/25/34	1,949
35,000		Series 2005-118, Class ME, 6.000%, 01/25/32	37,191
15,000		Series 2005-118, Class PN, 6.000%, 01/25/32	16,449
14,709		Series 2005-123, Class FG, VAR, 0.793%, 07/25/34	14,481
365		Series 2005-123, Class LO, PO, 01/25/36	326
1,498		Series 2006-11, Class PS, HB,IF, 23.310%, 03/25/36	2,255
700		Series 2006-12, Class PA, 5.500%, 03/25/25	707
3,298		Series 2006-15, Class OT, PO, 01/25/36	3,071
5,324		Series 2006-16, Class FC, VAR, 0.643%, 03/25/36	5,285
1,355		Series 2006-16, Class OA, PO, 03/25/36	1,206
2,855		Series 2006-22, Class AO, PO, 04/25/36	2,415
4,410		Series 2006-23, Class FK, VAR, 0.593%, 04/25/36	4,374
2,379		Series 2006-23, Class KO, PO, 04/25/36	2,094
6,318		Series 2006-27, Class OH, PO, 04/25/36	5,603
1,409		Series 2006-33, Class LS, HB, IF, 28.607%, 05/25/36	2,212
2,000		Series 2006-39, Class WC, 5.500%, 01/25/36	2,190
3,214		Series 2006-42, Class CF, VAR, 0.793%, 06/25/36	3,213
4,673		Series 2006-43, Class DO, PO, 06/25/36	3,968
1,235		Series 2006-43, Class G, 6.500%, 09/25/33	1,274
1,717		Series 2006-43, Class PO, PO, 06/25/36	1,436
3,986		Series 2006-43, Class VB, 6.500%, 10/25/17	4,318
18,137		Series 2006-44, Class FP, VAR, 0.743%, 06/25/36	18,064
2,945		Series 2006-44, Class GO, PO, 06/25/36	2,525
9,273		Series 2006-44, Class P, PO, 12/25/33	7,903
3,945		Series 2006-46, Class FW, VAR, 0.743%, 06/25/36	3,933
631		Series 2006-46, Class SW, HB, IF, 22.942%, 06/25/36	924
2,000		Series 2006-46, Class UC, 5.500%, 12/25/35	2,189
10,793		Series 2006-50, Class JO, PO, 06/25/36	9,107
15,416		Series 2006-50, Class PS, PO, 06/25/36	13,052
18,529		Series 2006-53, Class US, IF, IO, 6.237%, 06/25/36	2,202
1,243		Series 2006-58, Class AP, PO, 07/25/36	1,116
3,422		Series 2006-58, Class FL, VAR, 0.803%, 07/25/36	3,420
1,832		Series 2006-58, Class PO, PO, 07/25/36	1,583
5,753		Series 2006-59, Class QO, PO, 01/25/33	5,007
1,489		Series 2006-60, Class AK, HB, IF, 27.429%, 07/25/36	2,254
1,442		Series 2006-62, Class PS, HB, IF, 37.843%, 07/25/36	2,333
9,023		Series 2006-63, Class ZH, 6.500%, 07/25/36	9,975
3,456		Series 2006-65, Class QO, PO, 07/25/36	2,942
3,651		Series 2006-66, Class NV, 6.500%, 02/25/24	3,938
6,260		Series 2006-72, Class GO, PO, 08/25/36	5,336
1,713		Series 2006-72, Class TO, PO, 08/25/36	1,452
1,834		Series 2006-75, Class CM, 6.500%, 12/25/33	1,888
10,500		Series 2006-77, Class PC, 6.500%, 08/25/36	11,777
2,564		Series 2006-78, Class BZ, 6.500%, 08/25/36	2,847
3,574		Series 2006-79, Class DF, VAR, 0.693%, 08/25/36	3,568
2,546		Series 2006-79, Class DO, PO, 08/25/36	2,174
2,163		Series 2006-79, Class OP, PO, 08/25/36	1,815
1,275		Series 2006-85, Class MZ, 6.500%, 09/25/36	1,419
2,428		Series 2006-90, Class AO, PO, 09/25/36	2,086
1,514		Series 2006-94, Class GK, HB, IF, 31.536%, 10/25/26	2,057
2,599		Series 2006-95, Class SG, HB,IF, 24.829%, 10/25/36	3,152
398		Series 2006-102, Class PA, 5.000%, 08/25/26	407
703		Series 2006-109, Class PO, PO, 11/25/36	620
8,548		Series 2006-110, Class PO, PO, 11/25/36	7,163
2,755		Series 2006-111, Class EO, PO, 11/25/36	2,421
642		Series 2006-115, Class ES, HB, IF, 25.189%, 12/25/36	825
2,101		Series 2006-115, Class OK, PO, 12/25/36	1,757
9,143		Series 2006-118, Class A1, VAR, 0.403%, 12/25/36	9,003
32,377		Series 2006-118, Class A2, VAR, 0.403%, 12/25/36	31,922
3,296		Series 2006-119, Class PO, PO, 12/25/36	2,754
1,124		Series 2006-123, Class FD, VAR, 0.843%, 01/25/37	1,124
1,300		Series 2006-128, Class BP, 5.500%, 01/25/37	1,426
1,633		Series 2006-128, Class PO, PO, 01/25/37	1,369
8,997		Series 2006-130, Class GI, IO, 6.500%, 07/25/32	1,656
724		Series 2007-1, Class SD, HB, IF, 36.943%, 02/25/37	951
814		Series 2007-2, Class FA, VAR, 0.543%, 02/25/37	808
11,805		Series 2007-7, Class SG, IF, IO, 6.157%, 08/25/36	1,040
9,145		Series 2007-10, Class FD, VAR, 0.593%, 02/25/37	8,886
35,573		Series 2007-14, Class ES, IF, IO, 6.097%, 03/25/37	4,372
2,984		Series 2007-14, Class OP, PO, 03/25/37	2,513
2,585		Series 2007-15, Class NO, PO, 03/25/22	2,356
21,897		Series 2007-16, Class FC, VAR, 1.093%, 03/25/37	21,923
2,908		Series 2007-22, Class SC, IF, IO, 5.737%, 03/25/37	295
1,750		Series 2007-24, Class GW, 5.500%, 03/25/29	1,910
19,751		Series 2007-35, Class SI, IF, IO, 5.757%, 04/25/37	1,484
3,033		Series 2007-42, Class AO, PO, 05/25/37	2,771
7,419		Series 2007-43, Class FL, VAR, 0.643%, 05/25/37	7,332
1,500		Series 2007-47, Class PC, 5.000%, 07/25/33	1,593
32,862		Series 2007-53, Class SH, IF, IO, 5.757%, 06/25/37	3,182
53,072		Series 2007-54, Class FA, VAR, 0.743%, 06/25/37	52,943
5,676		Series 2007-54, Class WI, IF, IO, 5.757%, 06/25/37	604
49,130		Series 2007-60, Class AX, IF, IO, 6.807%, 07/25/37	7,621
9,308		Series 2007-64, Class FB, VAR, 0.713%, 07/25/37	9,056
1,575		Series 2007-65, Class PA, 6.000%, 03/25/31	1,634
2,492		Series 2007-75, Class EO, PO, 01/25/36	2,306
9,920		Series 2007-77, Class FG, VAR, 0.843%, 03/25/37	9,927
2,000		Series 2007-78, Class CB, 6.000%, 08/25/37	2,229
2,000		Series 2007-79, Class PC, 5.000%, 01/25/32	2,132
5,529		Series 2007-79, Class SB, HB,IF, 22.760%, 08/25/37	7,226
4,000		Series 2007-81, Class GE, 6.000%, 08/25/37	4,487
3,593		Series 2007-83, Class PA, 6.000%, 03/25/29	3,649
4,464		Series 2007-84, Class PG, 6.000%, 12/25/36	4,957
2,205		Series 2007-85, Class SL, IF, 15.293%, 09/25/37	2,623
12,185		Series 2007-88, Class VI, IF, IO, 6.197%, 09/25/37	1,473
12,907		Series 2007-91, Class ES, IF, IO, 6.117%, 10/25/37	1,460
3,933		Series 2007-92, Class YA, 6.500%, 06/25/37	4,300
6,556		Series 2007-92, Class YS, IF, IO, 5.437%, 06/25/37	744
4,900		Series 2007-97, Class FC, VAR, 0.843%, 07/25/37	4,903
9,244		Series 2007-97, Class KI, IO, 7.000%, 05/25/33	1,729
4,101		Series 2007-97, Class MS, IF, 14.038%, 12/25/31	4,464
3,135		Series 2007-98, Class FB, VAR, 0.793%, 06/25/37	2,944
3,975		Series 2007-98, Class VA, 6.000%, 11/25/17	4,338
25,502		Series 2007-100, Class SM, IF, IO, 6.107%, 10/25/37	3,115
9,875		Series 2007-106, Class A7, VAR, 6.119%, 10/25/37	10,387
3,659		Series 2007-108, Class SA, IF, IO, 6.017%, 12/25/37	235
15,491		Series 2007-112, Class SA, IF, IO, 6.107%, 12/25/37	2,083
51,000		Series 2007-114, Class A6, VAR, 0.543%, 10/27/37	50,907
35,957		Series 2007-116, Class HI, IO, VAR, 6.289%, 01/25/38	2,632
1,156		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	97
30,994		Series 2008-1, Class BI, IF, IO, 5.567%, 02/25/38	3,195
30,113		Series 2008-4, Class SD, IF, IO, 5.657%, 02/25/38	3,343
7,809		Series 2008-10, Class XI, IF, IO, 5.887%, 03/25/38	697
16,740		Series 2008-16, Class IS, IF, IO, 5.857%, 03/25/38	1,530
3,115		Series 2008-18, Class SP, IF, 13.314%, 03/25/38	3,564
11,577		Series 2008-20, Class SA, IF, IO, 6.647%, 03/25/38	1,542
10,068		Series 2008-27, Class SN, IF, IO, 6.557%, 04/25/38	1,038
3,236		Series 2008-28, Class QS, IF, 19.672%, 04/25/38	3,899
16,687		Series 2008-32, Class SA, IF, IO, 6.507%, 04/25/38	1,494
30,994		Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	145
59,177		Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	740
2,560		Series 2008-42, Class AO, PO, 09/25/36	2,282
639		Series 2008-44, Class PO, PO, 05/25/38	565
16,613		Series 2008-46, Class HI, IO, VAR, 6.668%, 06/25/38	1,312
8,781		Series 2008-47, Class SI, IF, IO, 6.157%, 06/25/23	1,011
2,649		Series 2008-53, Class CA, 5.000%, 07/25/23	2,857
8,220		Series 2008-53, Class CI, IF, IO, 6.857%, 07/25/38	1,080
1,302		Series 2008-59, Class IG, IO, 5.500%, 11/25/34	98
1,500		Series 2008-60, Class JC, 5.000%, 07/25/38	1,610
2,778		Series 2008-61, Class BH, 4.500%, 07/25/23	2,898
3,778		Series 2008-61, Class CB, 5.000%, 07/25/23	4,074
433		Series 2008-66, Class GD, 6.000%, 06/25/30	453
25,887		Series 2008-80, Class SA, IF, IO, 5.507%, 09/25/38	2,915
12,351		Series 2008-81, Class SB, IF, IO, 5.507%, 09/25/38	1,374
1,907		Series 2009-4, Class BD, 4.500%, 02/25/39	1,980
18,241		Series 2009-6, Class GS, IF, IO, 6.207%, 02/25/39	1,755
11,244		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	1,351
13,772		Series 2009-15, Class MI, IO, 5.000%, 03/25/24	1,566
5,170		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	625
1,608		Series 2009-47, Class MT, 7.000%, 07/25/39	1,771
10,357		Series 2009-52, Class PI, IO, 5.000%, 07/25/39	1,606
1,421		Series 2009-63, Class P, 5.000%, 03/25/37	1,492
10,614		Series 2009-69, Class WA, VAR, 6.011%, 09/25/39	11,591
23,074		Series 2009-84, Class WS, IF, IO, 5.557%, 10/25/39	2,159
24,558		Series 2009-99, Class SC, IF, IO, 5.837%, 12/25/39	1,443
10,994		Series 2009-99, Class WA, VAR, 6.292%, 12/25/39	12,093
33,000		Series 2009-103, Class MB, 4.000%, 12/25/39	34,635
4,021		Series 2010-1, Class WA, VAR, 6.127%, 02/25/40	4,442
9,573		Series 2010-16, Class WA, 6.428%, 03/25/40	10,423
8,201		Series 2010-16, Class WB, 6.237%, 03/25/40	9,067
2,983		Series 2010-47, Class AV, 5.000%, 05/25/21	3,222
71,500		Series 2010-64, Class DM, 5.000%, 06/25/40	75,567
21		Series G-14, Class L, 8.500%, 06/25/21	24
1		Series G-17, Class S, HB, VAR, 1,042.327%, 06/25/21	27
104		Series G-18, Class Z, 8.750%, 06/25/21	116
29		Series G-22, Class G, 6.000%, 12/25/16	31
97		Series G-28, Class S, IF, 14.725%, 09/25/21	125
158		Series G-35, Class M, 8.750%, 10/25/21	180
31		Series G-51, Class SA, HB, IF, 21.024%, 12/25/21	46
58		Series G92-15, Class Z, 7.000%, 01/25/22	60
–	(h)	Series G92-27, Class SQ, HB, IF, 1,579.180%, 05/25/22	59
722		Series G92-35, Class E, 7.500%, 07/25/22	807
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	9
63		Series G92-42, Class Z, 7.000%, 07/25/22	70
2,292		Series G92-44, Class ZQ, 8.000%, 07/25/22	2,563
1,103		Series G92-45, Class Z, 6.000%, 08/25/22	1,201
63		Series G92-52, Class FD, VAR, 0.396%, 09/25/22	62
872		Series G92-54, Class ZQ, 7.500%, 09/25/22	980
66		Series G92-59, Class F, VAR, 2.559%, 10/25/22	67
132		Series G92-61, Class Z, 7.000%, 10/25/22	146
95		Series G92-62, Class B, PO, 10/25/22	89
447		Series G93-1, Class KA, 7.900%, 01/25/23	511
170		Series G93-5, Class Z, 6.500%, 02/25/23	189
130		Series G93-14, Class J, 6.500%, 03/25/23	143
302		Series G93-17, Class SI, IF, 6.000%, 04/25/23	331
292		Series G93-27, Class FD, VAR, 1.255%, 08/25/23	296
74		Series G93-37, Class H, PO, 09/25/23	67
175		Series G95-1, Class C, 8.800%, 01/25/25	203
		Federal National Mortgage Association STRIPS,
11		Series 23, Class 2, IO, 10.000%, 09/01/17	2
5		Series 50, Class 2, IO, 10.500%, 03/01/19	1
72		Series 218, Class 2, IO, 7.500%, 04/01/23	16
40		Series 265, Class 2, 9.000%, 03/01/24	47
1,416		Series 329, Class 1, PO, 01/01/33	1,247
4,469		Series 339, Class 18, IO, 4.500%, 07/01/18	354
6,405		Series 339, Class 21, IO, 4.500%, 07/01/18	670
3,139		Series 339, Class 28, IO, 5.500%, 07/01/18	363
2,089		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	351
7,346		Series 365, Class 8, IO, 5.500%, 05/01/36	1,305
899		Series 368, Class 3, IO, 4.500%, 11/01/20	89
5,375		Series 374, Class 5, IO, 5.500%, 08/01/36	764
7,503		Series 383, Class 33, IO, 6.000%, 01/01/38	1,352
2,552		Series 393, Class 6, IO, 5.500%, 04/25/37	458
		Federal National Mortgage Association Whole Loan,
212		Series 2002-W5, Class A10, IF, IO, 7.757%, 11/25/30	6
3,099		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	3,410
722		Series 2003-W1, Class 2A, 7.500%, 12/25/42	821
2,968		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	3,257
1,852		Series 2003-W2, Class 2A9, 5.900%, 07/25/42	2,022
632		Series 2003-W4, Class 2A, 6.500%, 10/25/42	695
6,894		Series 2003-W6, Class 3A, 6.500%, 09/25/42	7,503
8,127		Series 2003-W8, Class 2A, 7.000%, 10/25/42	9,026
9,020		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	10,130
9,538		Series 2004-W15, Class 2AF, VAR, 0.593%, 08/25/44	8,993
3,069		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	3,454
2,822		Series 2004-W8, Class 3A, 7.500%, 06/25/44	3,192
4,959		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	5,457
52,718		Series 2005-W3, Class 2AF, VAR, 0.563%, 03/25/45	50,172
4,292		Series 2005-W4, Class 1A1, 6.000%, 08/25/35	4,687
38,580		Series 2006-W2, Class 1AF1, VAR, 0.563%, 02/25/36	37,321
89,899		Series 2007-W1, Class 1AF1, VAR, 0.603%, 11/25/46	90,799
1,243		Series 2007-W10, Class 2A, VAR, 6.151%, 08/25/47	1,374
7,476		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	8,076
5,125		Series 2007-W5, Class PO, PO, 06/25/37	4,178
5,007		Series 2007-W7, Class 1A4, HB, IF, 37.123%, 07/25/37	8,384
		Government National Mortgage Association,
1,797		Series 1994-3, Class PQ, 7.488%, 07/16/24	1,945
1,824		Series 1994-4, Class KQ, 7.988%, 07/16/24	2,040
6,660		Series 1994-7, Class PQ, 6.500%, 10/16/24	7,380
396		Series 1995-3, Class DQ, 8.050%, 06/16/25	451
98		Series 1995-7, Class CQ, 7.500%, 09/16/25	107
1,490		Series 1996-16, Class E, 7.500%, 08/16/26	1,563
1,113		Series 1997-8, Class PN, 7.500%, 05/16/27	1,179
248		Series 1997-11, Class D, 7.500%, 07/20/27	279
742		Series 1998-26, Class K, 7.500%, 09/17/25	840
5,737		Series 1999-4, Class ZB, 6.000%, 02/20/29	6,259
5,192		Series 1999-10, Class ZC, 6.500%, 04/20/29	5,730
85		Series 1999-15, Class E, 6.500%, 01/16/29	86
758		Series 1999-30, Class S, IF, IO, 8.263%, 08/16/29	107
35		Series 1999-33, Class SM, IF, 9.200%, 09/16/29	41
617		Series 1999-40, Class ZW, 7.500%, 11/20/29	686
1,113		Series 1999-41, Class Z, 8.000%, 11/16/29	1,262
473		Series 1999-44, Class PC, 7.500%, 12/20/29	540
5,636		Series 1999-44, Class ZC, 8.500%, 12/16/29	6,677
862		Series 1999-44, Class ZG, 8.000%, 12/20/29	960
1,128		Series 2000-6, Class Z, 7.500%, 02/20/30	1,243
442		Series 2000-9, Class Z, 8.000%, 06/20/30	492
5,730		Series 2000-9, Class ZJ, 8.500%, 02/16/30	6,416
643		Series 2000-12, Class ST, HB, IF, 38.112%, 02/16/30	1,126
1,610		Series 2000-14, Class PD, 7.000%, 02/16/30	1,730
440		Series 2000-16, Class ZN, 7.500%, 02/16/30	483
5,040		Series 2000-21, Class Z, 9.000%, 03/16/30	5,743
863		Series 2000-26, Class TZ, 8.500%, 09/20/30	945
242		Series 2000-26, Class Z, 7.750%, 09/20/30	268
47		Series 2000-30, Class ST, IF, 11.050%, 12/16/22	52
717		Series 2000-31, Class Z, 9.000%, 10/20/30	828
208		Series 2000-34, Class SG, IF, IO, 8.190%, 10/20/30	43
405		Series 2000-35, Class ZA, 9.000%, 11/20/30	458
63		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	16
1,411		Series 2000-37, Class B, 8.000%, 12/20/30	1,599
255		Series 2000-38, Class AH, 7.150%, 12/20/30	292
369		Series 2001-4, Class SJ, IF, IO, 7.812%, 01/19/30	65
451		Series 2001-6, Class SD, IF, IO, 8.213%, 03/16/31	84
1,362		Series 2001-7, Class PK, 6.500%, 03/20/31	1,431
2,003		Series 2001-8, Class Z, 6.500%, 03/20/31	2,124
2,854		Series 2001-22, Class PS, HB, IF, 20.132%, 03/17/31	3,621
70		Series 2001-32, Class WA, IF, 19.276%, 07/20/31	101
527		Series 2001-35, Class SA, IF, IO, 7.913%, 08/16/31	90
436		Series 2001-36, Class S, IF, IO, 7.713%, 08/16/31	72
4,500		Series 2001-53, Class PB, 6.500%, 11/20/31	4,895
3,784		Series 2001-64, Class MQ, 6.500%, 12/20/31	4,038
516		Series 2002-3, Class SP, IF, IO, 7.053%, 01/16/32	92
1,090		Series 2002-7, Class PG, 6.500%, 01/20/32	1,185
2,313		Series 2002-24, Class AG, IF, IO, 7.613%, 04/16/32	383
215		Series 2002-24, Class SB, IF, 11.420%, 04/16/32	240
352		Series 2002-31, Class S, IF, IO, 8.363%, 01/16/31	68
5,582		Series 2002-31, Class SE, IF, IO, 7.163%, 04/16/30	868
2,613		Series 2002-40, Class UK, 6.500%, 06/20/32	2,781
92		Series 2002-41, Class SV, IF, 9.000%, 06/16/32	104
10,329		Series 2002-45, Class QE, 6.500%, 06/20/32	11,112
3,276		Series 2002-47, Class PG, 6.500%, 07/16/32	3,638
1,171		Series 2002-47, Class PY, 6.000%, 07/20/32	1,279
5,193		Series 2002-47, Class ZA, 6.500%, 07/20/32	5,585
209		Series 2002-51, Class SG, HB, IF, 31.028%, 04/20/31	331
3,550		Series 2002-52, Class GH, 6.500%, 07/20/32	3,822
1,550		Series 2002-54, Class GB, 6.500%, 08/20/32	1,668
3,437		Series 2002-69, Class PO, PO, 02/20/32	3,316
1,055		Series 2002-70, Class AV, 6.000%, 03/20/12	1,093
3,148		Series 2002-70, Class PS, IF, IO, 7.360%, 08/20/32	320
1,411		Series 2002-75, Class PB, 6.000%, 11/20/32	1,604
101		Series 2002-79, Class KV, 6.000%, 11/20/13	101
2,438		Series 2002-88, Class VA, 6.000%, 12/20/17	2,470
1,699		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	112
1,505		Series 2003-4, Class NY, 5.500%, 12/20/13	1,608
1,217		Series 2003-8, Class PO, PO, 01/16/32	1,172
2,742		Series 2003-11, Class SK, IF, IO, 7.363%, 02/16/33	434
1,167		Series 2003-12, Class SP, IF, IO, 7.360%, 02/20/33	175
469		Series 2003-24, Class PO, PO, 03/16/33	392
1,239		Series 2003-34, Class TO, PO, 02/16/32	1,200
1,960		Series 2003-40, Class TC, 7.500%, 03/20/33	2,104
3,156		Series 2003-40, Class TJ, 6.500%, 03/20/33	3,584
1,120		Series 2003-46, Class MG, 6.500%, 05/20/33	1,266
2,072		Series 2003-46, Class TC, 6.500%, 03/20/33	2,321
1,826		Series 2003-52, Class AP, PO, 06/16/33	1,542
3,196		Series 2003-58, Class BE, 6.500%, 01/20/33	3,518
806		Series 2003-60, Class NS, IF, 15.759%, 07/16/33	904
389		Series 2003-62, Class HC, 5.000%, 01/20/29	392
593		Series 2003-66, Class ED, 5.000%, 08/20/28	597
2,318		Series 2003-76, Class LS, IF, IO, 6.860%, 09/20/31	163
319		Series 2003-90, Class PO, PO, 10/20/33	274
4,443		Series 2003-97, Class SA, IF, IO, 6.213%, 11/16/33	719
525		Series 2003-98, Class PC, 5.000%, 02/20/29	534
4,034		Series 2003-112, Class SA, IF, IO, 6.213%, 12/16/33	510
20,000		Series 2003-112, Class TS, IF, IO, 6.610%, 10/20/32	3,410
1,000		Series 2003-114, Class SH, IF, 14.086%, 11/17/32	1,239
12,634		Series 2004-11, Class SW, IF, IO, 5.160%, 02/20/34	1,024
7,498		Series 2004-15, Class SA, IF, 18.728%, 12/20/32	8,881
930		Series 2004-27, Class VJ, 6.000%, 02/20/15	964
1,359		Series 2004-28, Class S, IF, 18.736%, 04/16/34	1,750
3,743		Series 2004-34, Class JO, PO, 02/20/34	3,547
4,511		Series 2004-46, Class PO, PO, 06/20/34	3,791
2,668		Series 2004-68, Class PO, PO, 05/20/31	2,582
2,523		Series 2004-71, Class SB, HB, IF, 27.796%, 09/20/34	3,233
2,523		Series 2004-71, Class ST, IF, 7.000%, 09/20/34	2,693
2,092		Series 2004-73, Class AE, IF, 14.160%, 08/17/34	2,506
11,467		Series 2004-73, Class JL, IF, IO, 6.213%, 09/16/34	1,510
1,940		Series 2004-83, Class AP, IF, 13.528%, 10/16/34	2,268
1,187		Series 2004-85, Class PO, PO, 01/17/33	1,124
1,528		Series 2004-87, Class SB, IF, 7.284%, 03/17/33	1,537
1,314		Series 2004-89, Class LS, HB, IF, 23.148%, 10/16/34	1,749
28,057		Series 2004-90, Class SI, IF, IO, 5.760%, 10/20/34	3,285
12,098		Series 2004-96, Class SC, IF, IO, 5.740%, 11/20/34	1,301
13,822		Series 2005-3, Class SB, IF, IO, 5.760%, 01/20/35	1,609
19,927		Series 2005-3, Class SK, IF, IO, 6.410%, 01/20/35	2,480
1,389		Series 2005-6, Class GS, IF, 12.821%, 12/20/32	1,623
6,049		Series 2005-7, Class JM, IF, 15.977%, 05/18/34	7,304
20,617		Series 2005-17, Class SL, IF, IO, 6.360%, 07/20/34	3,016
2,793		Series 2005-35, Class FL, VAR, 0.690%, 03/20/32	2,778
2,673		Series 2005-44, Class SP, IF, 11.521%, 10/20/34	2,982
2,397		Series 2005-56, Class IC, IO, 5.500%, 07/20/35	405
477		Series 2005-65, Class SA, HB,IF, 21.445%, 08/20/35	513
691		Series 2005-66, Class SP, IF, 19.710%, 08/16/35	882
9,268		Series 2005-68, Class DP, IF, 15.622%, 06/17/35	11,565
40,066		Series 2005-68, Class KI, IF, IO, 5.960%, 09/20/35	5,443
6,727		Series 2005-69, Class SY, IF, IO, 6.410%, 11/20/33	1,037
2,011		Series 2005-82, Class PO, PO, 10/20/35	1,727
4,395		Series 2005-91, Class PI, IO, 6.000%, 12/20/35	677
2,116		Series 2005-93, Class JO, PO, 03/20/31	2,061
4,217		Series 2006-16, Class OP, PO, 03/20/36	3,598
5,101		Series 2006-33, Class Z, 6.500%, 07/20/36	5,601
1,097		Series 2006-34, Class PO, PO, 07/20/36	990
1,351		Series 2006-38, Class SW, IF, IO, 6.160%, 06/20/36	134
5,327		Series 2006-38, Class ZK, 6.500%, 08/20/36	5,888
13,000		Series 2006-40, Class VB, 6.000%, 11/20/26	13,869
1,822		Series 2006-57, Class PZ, 5.565%, 10/20/36	1,999
7,681		Series 2006-59, Class SD, IF, IO, 6.360%, 10/20/36	749
16,686		Series 2006-65, Class SA, IF, IO, 6.460%, 11/20/36	1,743
12,589		Series 2007-9, Class CI, IF, IO, 5.860%, 03/20/37	1,305
20,611		Series 2007-9, Class DI, IF, IO, 6.170%, 03/20/37	1,911
21,535		Series 2007-17, Class AF, VAR, 0.537%, 04/16/37	21,373
17,786		Series 2007-17, Class JI, IF, IO, 6.473%, 04/16/37	2,540
6,901		Series 2007-17, Class JO, PO, 04/16/37	5,905
8,759		Series 2007-19, Class SD, IF, IO, 5.860%, 04/20/37	856
4,873		Series 2007-25, Class FN, VAR, 0.637%, 05/16/37	4,744
21,789		Series 2007-26, Class SC, IF, IO, 5.860%, 05/20/37	2,247
14,179		Series 2007-27, Class SD, IF, IO, 5.860%, 05/20/37	1,486
1,629		Series 2007-28, Class BO, PO, 05/20/37	1,411
14,995		Series 2007-35, Class PO, PO, 06/16/37	12,794
1,945		Series 2007-35, Class TO, PO, 04/20/35	1,884
2,707		Series 2007-36, Class HO, PO, 06/16/37	2,428
11,601		Series 2007-36, Class SE, IF, IO, 6.133%, 06/16/37	1,289
16,324		Series 2007-36, Class SJ, IF, IO, 5.910%, 06/20/37	1,713
12,459		Series 2007-40, Class SD, IF, IO, 6.410%, 07/20/37	1,023
29,568		Series 2007-42, Class SC, IF, IO, 6.410%, 07/20/37	3,147
18,645		Series 2007-45, Class QA, IF, IO, 6.300%, 07/20/37	1,628
5,151		Series 2007-49, Class NO, PO, 12/20/35	4,918
6,450		Series 2007-50, Class AI, IF, IO, 6.435%, 08/20/37	719
13,577		Series 2007-53, Class ES, IF, IO, 6.210%, 09/20/37	1,170
4,537		Series 2007-53, Class SW, IF, 19.186%, 09/20/37	5,371
14,338		Series 2007-57, Class PO, PO, 03/20/37	12,061
17,353		Series 2007-57, Class QA, IF, IO, 6.160%, 10/20/37	1,756
17,896		Series 2007-67, Class SI, IF, IO, 6.170%, 11/20/37	1,771
14,248		Series 2007-71, Class SB, IF, IO, 6.360%, 07/20/36	1,198
15,118		Series 2007-72, Class US, IF, IO, 6.210%, 11/20/37	1,301
16,791		Series 2007-73, Class MI, IF, IO, 5.660%, 11/20/37	1,394
10,472		Series 2007-74, Class SL, IF, IO, 6.203%, 11/16/37	1,282
32,658		Series 2007-76, Class SB, IF, IO, 6.160%, 11/20/37	3,290
24,008		Series 2007-79, Class SY, IF, IO, 6.210%, 12/20/37	2,053
18,652		Series 2007-82, Class SA, IF, IO, 6.190%, 12/20/37	1,536
1,776		Series 2008-7, Class SK, IF, 18.931%, 11/20/37	2,084
2,496		Series 2008-7, Class SP, IF, 12.721%, 10/20/37	2,778
4,998		Series 2008-17, Class IO, IO, 5.500%, 02/20/38	795
4,947		Series 2008-20, Class PO, PO, 09/20/37	4,513
2,731		Series 2008-23, Class IO, IO, 6.000%, 02/20/37	276
11,257		Series 2008-25, Class SB, IF, IO, 6.560%, 03/20/38	1,370
4,902		Series 2008-29, Class PO, PO, 02/17/33	4,422
20,300		Series 2008-32, Class PI, IO, 5.500%, 10/16/37	2,754
7,501		Series 2008-33, Class XS, IF, IO, 7.363%, 04/16/38	949
6,000		Series 2008-36, Class AY, 5.000%, 04/16/23	6,499
21,078		Series 2008-36, Class SH, IF, IO, 5.960%, 04/20/38	1,896
35,973		Series 2008-40, Class SA, IF, IO, 6.063%, 05/16/38	4,780
17,681		Series 2008-41, Class SA, IF, IO, 6.000%, 05/20/38	1,571
2,399		Series 2008-43, Class NA, 5.500%, 11/20/37	2,527
3,500		Series 2008-50, Class KB, 6.000%, 06/20/38	3,893
6,547		Series 2008-55, Class SA, IF, IO, 5.860%, 06/20/38	545
25,822		Series 2008-60, Class CS, IF, IO, 5.810%, 07/20/38	2,329
5,109		Series 2008-60, Class PO, PO, 01/20/38	4,695
2,075		Series 2008-64, Class ED, 6.500%, 04/20/28	2,194
10,164		Series 2008-71, Class SC, IF, IO, 5.660%, 08/20/38	922
9,748		Series 2008-79, Class CS, IF, 6.460%, 06/20/35	9,590
24,293		Series 2008-93, Class AS, IF, IO, 5.360%, 12/20/38	1,883
14,441		Series 2008-96, Class SL, IF, IO, 5.660%, 12/20/38	1,285
17,234		Series 2009-6, Class SA, IF, IO, 5.763%, 02/16/39	1,323
15,261		Series 2009-6, Class SH, IF, IO, 5.700%, 02/20/39	1,622
24,019		Series 2009-10, Class SA, IF, IO, 5.610%, 02/20/39	2,148
7,963		Series 2009-10, Class SL, IF, IO, 6.163%, 03/16/34	818
17,109		Series 2009-11, Class SC, IF, IO, 5.813%, 02/16/39	1,528
6,632		Series 2009-14, Class KI, IO, 6.500%, 03/20/39	940
13,616		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	2,030
43,011		Series 2009-22, Class SA, IF, IO, 5.930%, 04/20/39	4,417
23,806		Series 2009-24, Class DS, IF, IO, 5.960%, 03/20/39	2,433
11,518		Series 2009-25, Class SE, IF, IO, 7.260%, 09/20/38	1,379
23,825		Series 2009-31, Class ST, IF, IO, 6.010%, 03/20/39	1,945
28,678		Series 2009-31, Class TS, IF, IO, 5.960%, 03/20/39	2,929
7,040		Series 2009-33, Class CI, IO, 5.500%, 05/20/39	1,062
7,092		Series 2009-33, Class TI, IO, 6.000%, 05/20/39	1,139
19,020		Series 2009-35, Class SN, IF, IO, 6.063%, 12/16/38	2,182
36,582		Series 2009-42, Class SC, IF, IO, 5.740%, 06/20/39	3,990
25,144		Series 2009-43, Class SA, IF, IO, 5.610%, 06/20/39	2,167
11,911		Series 2009-44, Class MV, 6.000%, 04/20/20	13,333
9,393		Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	1,076
3,070		Series 2009-75, Class MN, 5.500%, 09/20/39	3,409
20,325		Series 2009-79, Class OK, PO, 11/16/37	18,332
38,079		Series 2009-106, Class AS, IF, IO, 6.063%, 11/16/39	4,091
4,500		Series 2010-14, Class CO, PO, 08/20/35	2,838
6,500		Series 2010-41, Class WA, VAR, 5.867%, 10/20/33	7,150
		Vendee Mortgage Trust,
14,403		Series 1993-1, Class ZB, 7.250%, 02/15/23	16,117
2,684		Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	2,900
9,983		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	11,088
3,937		Series 1996-1, Class 1Z, 6.750%, 02/15/26	4,301
1,805		Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,967
5,429		Series 1997-1, Class 2Z, 7.500%, 02/15/27	6,091
3,662		Series 1998-1, Class 2E, 7.000%, 03/15/28	4,055

			3,620,361
		Non-Agency CMO — 13.3%
805		ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	799
		American General Mortgage Loan Trust,
5,299		Series 2006-1, Class A2, VAR, 5.750%, 12/25/35 (e)	5,282
4,370		Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	4,452
11,524		Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	11,513
8,500		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	3,861
		ASG Resecuritization Trust,
10,422		Series 2009-1, Class A60, VAR, 5.587%, 06/26/37 (e)	10,447
29,064		Series 2009-2, Class A55, VAR, 5.755%, 05/24/36 (e)	29,210
54,108		Series 2009-3, Class A65, VAR, 5.595%, 03/26/37 (e)	54,134
29,736		Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	29,885
8,686		Series 2009-5, Class A50, VAR, 5.610%, 02/28/37 (e)	8,643
16,337		Series 2010-1, Class A85, VAR, 0.754%, 02/27/36 (e)	14,989
23,861		Series 2010-2, Class A60, VAR, 5.239%, 01/28/37 (e)	23,384
		Banc of America Alternative Loan Trust,
480		Series 2003-1, Class APO, PO, 02/25/33	294
5,473		Series 2003-7, Class 1CB1, 5.500%, 09/25/33	5,623
9,555		Series 2003-7, Class 2A4, 5.000%, 09/25/18	9,686
11,199		Series 2003-9, Class 1CB2, 5.500%, 11/25/33	11,313
10,290		Series 2003-11, Class 1A1, 6.000%, 01/25/34	10,239
8,562		Series 2003-11, Class 2A1, 6.000%, 01/25/34	8,524
1,147		Series 2003-11, Class PO, PO, 01/25/34	730
3,352		Series 2004-1, Class 5A1, 5.500%, 02/25/19	3,343
637		Series 2004-6, Class 15PO, PO, 07/25/19	499
1,932		Series 2004-6, Class 3A2, 6.000%, 07/25/34	1,904
4,890		Series 2004-8, Class 3A1, 5.500%, 09/25/19	4,947
1,433		Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,028
4,936		Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	631
		Banc of America Funding Corp.,
1,696		Series 2003-3, Class 1A33, 5.500%, 10/25/33	1,722
1,630		Series 2004-1, Class PO, PO, 03/25/34	1,172
2,286		Series 2004-2, Class 1CB1, 5.750%, 09/20/34	2,194
13,665		Series 2004-3, Class 1A7, 5.500%, 10/25/34	13,613
6,812		Series 2004-C, Class 1A1, VAR, 5.052%, 12/20/34	6,758
2,538		Series 2005-6, Class 2A7, 5.500%, 10/25/35	2,294
2,683		Series 2005-7, Class 30PO, PO, 11/25/35	1,565
1,133		Series 2005-8, Class 30PO, PO, 01/25/36	648
4,418		Series 2005-E, Class 4A1, VAR, 2.995%, 03/20/35	4,163
2,814		Series 2006-1, Class XPO, PO, 01/25/36	1,778
23,738		Series 2010-R5, Class 5A6, VAR, 0.645%, 05/26/37 (e)	23,115
		Banc of America Mortgage Securities, Inc.,
6,281		Series 2003-3, Class 2A1, VAR, 0.893%, 05/25/18	5,974
1,205		Series 2003-5, Class 3A1, 7.500%, 02/25/31	1,248
3,002		Series 2003-6, Class 2A1, VAR, 0.793%, 08/25/18	2,894
382		Series 2003-7, Class A2, 4.750%, 09/25/18	391
5,539		Series 2003-8, Class 3A3, 5.500%, 11/25/33	5,447
1,046		Series 2003-8, Class APO, PO, 11/25/33	662
2,078		Series 2003-C, Class 3A1, VAR, 3.028%, 04/25/33	2,126
5,660		Series 2003-E, Class 2A2, VAR, 3.335%, 06/25/33	5,349
566		Series 2004-1, Class APO, PO, 02/25/34	407
8,737		Series 2004-3, Class 15IO, IO, VAR, 0.230%, 04/25/19	43
1,947		Series 2004-3, Class 1A23, 4.500%, 04/25/34	1,952
411		Series 2004-4, Class APO, PO, 05/25/34	255
3,597		Series 2004-5, Class 2A2, 5.500%, 06/25/34	3,156
3,335		Series 2004-5, Class 4A1, 4.750%, 06/25/19	3,330
1,262		Series 2004-6, Class 2A7, 5.500%, 07/25/34	1,270
2,362		Series 2004-6, Class APO, PO, 07/25/34	1,301
172		Series 2004-8, Class 5PO, PO, 05/25/32	128
823		Series 2004-8, Class XPO, PO, 10/25/34	587
3,093		Series 2004-9, Class 3A1, 6.500%, 09/25/32	3,075
352		Series 2004-9, Class 3PO, PO, 09/25/32	244
3,522		Series 2004-J, Class 3A1, VAR, 5.107%, 11/25/34	3,182
8,542		Series 2005-1, Class 2A1, 5.000%, 02/25/20	8,381
		BCAP LLC Trust,
16,290		Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	16,290
26,231		Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	26,231
7,913		Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	7,913
6,912		Series 2009-RR14, Class 3A2, VAR, 3.943%, 08/26/35 (e)	6,498
4,733		Series 2009-RR14, Class 4A1, VAR, 5.833%, 03/26/36 (e)	4,700
9,750		Series 2010-RR4, Class 2A1, VAR, 1.466%, 06/26/37 (e)	9,507
20,000		Series 2010-RR5, Class 1A4, VAR, 5.000%, 11/26/37 (e)	20,100
13,800		Series 2010-RR5, Class 2A5, VAR, 5.180%, 04/26/37 (e)	13,748
10,000		Series 2010-RR6, Class 5A1, 5.500%, 11/26/37 (e)	10,019
		Bear Stearns Adjustable Rate Mortgage Trust,
4,995		Series 2003-2, Class A5, VAR, 2.766%, 01/25/33 (e)	4,546
776		Series 2003-7, Class 3A, VAR, 4.682%, 10/25/33	750
10,683		Series 2004-2, Class 14A, VAR, 5.150%, 05/25/34	11,002
19,999		Series 2005-5, Class A1, VAR, 2.530%, 08/25/35	19,098
14,120		Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	12,798
		Cendant Mortgage Corp.,
1,964		Series 2003-8, Class 1P, PO, 10/25/33	1,060
628		Series 2004-1, Class P, PO, 02/25/34	328
		Chase Mortgage Finance Corp.,
1,228		Series 2003-S6, Class A1, 5.000%, 06/25/18	1,254
3,768		Series 2003-S9, Class AP, PO, 10/25/18	3,030
6,959		Series 2003-S10, Class A1, 4.750%, 11/25/18	7,186
5,191		Series 2007-A1, Class 2A1, VAR, 3.815%, 02/25/37	5,087
5,148		Series 2007-A1, Class 9A1, VAR, 4.549%, 02/25/37	5,195
3,056		Series 2007-A2, Class 1A1, VAR, 3.253%, 07/25/37	2,948
		Citicorp Mortgage Securities, Inc.,
274		Series 1993-14, Class A3, VAR, 1.543%, 11/25/23	266
3,473		Series 2003-6, Class 1A2, 4.500%, 05/25/33	3,503
5,710		Series 2004-1, Class 3A1, 4.750%, 01/25/34	5,820
1,704		Series 2004-2, Class A1, 5.000%, 03/25/34	1,685
3,133		Series 2004-2, Class A2, VAR, 0.793%, 03/25/34	3,062
1,346		Series 2004-3, Class A8, 5.250%, 05/25/34	1,346
1,753		Series 2004-5, Class 2A5, 4.500%, 08/25/34	1,774
1,663		Series 2004-8, Class 1A1, 5.500%, 10/25/34	1,664
5,000		Series 2006-4, Class 1A2, 6.000%, 08/25/36	3,929
		Citigroup Mortgage Loan Trust, Inc.,
7,506		Series 2003-1, Class 2A5, 5.250%, 10/25/33	7,685
603		Series 2003-1, Class 2A6, PO, 10/25/33	389
852		Series 2003-1, Class PO2, PO, 10/25/33	497
766		Series 2003-1, Class PO3, PO, 09/25/33	426
95		Series 2003-1, Class WPO1, PO, 06/25/16	88
929		Series 2003-UP3, Class A3, 7.000%, 09/25/33	924
4,113		Series 2003-UST1, Class A1, 5.500%, 12/25/18	4,210
1,135		Series 2003-UST1, Class PO1, PO, 12/25/18	844
596		Series 2003-UST1, Class PO3, PO, 12/25/18	479
4,602		Series 2004-UST1, Class A6, VAR, 5.078%, 08/25/34	4,764
719		Series 2005-1, Class 2A1A, VAR, 3.445%, 04/25/35	426
2,021		Series 2005-5, Class 1A2, VAR, 2.616%, 08/25/35	1,153
4,946		Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	4,569
15,664		Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	15,683
		Countrywide Alternative Loan Trust,
3,186		Series 2002-8, Class A4, 6.500%, 07/25/32	3,051
670		Series 2002-12, Class PO, PO, 11/25/32	411
105		Series 2002-17, Class A7, 2.500%, 01/25/33	102
4,230		Series 2002-18, Class M, 6.000%, 02/25/33	3,721
837		Series 2003-6T2, Class A6, 5.500%, 06/25/33	644
10,162		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	8,605
2,630		Series 2004-14T2, Class A5, 5.500%, 08/25/34	1,985
10,000		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	9,921
1,641		Series 2005-5R, Class A1, 5.250%, 12/25/18	1,488
12,173		Series 2005-1CB, Class 1A6, IF, IO, 6.757%, 03/25/35	1,508
20,508		Series 2005-20CB, Class 3A8, IF, IO, 4.407%, 07/25/35	1,661
27,590		Series 2005-22T1, Class A2, IF, IO, 4.727%, 06/25/35	2,483
728		Series 2005-26CB, Class A10, IF, 12.429%, 07/25/35	748
8,000		Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	6,408
298		Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	278
403		Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	308
84,163		Series 2005-37T1, Class A2, IF, IO, 4.707%, 09/25/35	9,194
9,300		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	7,148
41,287		Series 2005-54CB, Class 1A2, IF, IO, 4.507%, 11/25/35	3,578
527		Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	480
3,264		Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,820
20,100		Series 2005-J1, Class 1A4, IF, IO, 4.757%, 02/25/35	1,598
8,000		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37 (f) (i)	1,639
1,500		Series 2007-21CB, Class 2A6, 6.000%, 09/25/37 (f) (i)	138
		Countrywide Home Loan Mortgage Pass-Through Trust,
618		Series 2002-18, Class PO, PO, 11/25/32	502
2,968		Series 2002-22, Class A20, 6.250%, 10/25/32	3,098
6,152		Series 2003-26, Class 1A6, 3.500%, 08/25/33	5,751
2,452		Series 2003-29, Class A1, 5.500%, 08/25/33	2,491
873		Series 2003-34, Class A11, 5.250%, 09/25/33	876
5,800		Series 2003-34, Class A6, 5.250%, 09/25/33	5,934
8,368		Series 2003-39, Class A6, 5.000%, 10/25/33	8,041
1,120		Series 2003-44, Class A9, PO, 10/25/33	829
50		Series 2003-J2, Class A17, IF, IO, 7.057%, 04/25/33	1
3,344		Series 2003-J7, Class 4A3, IF, 9.331%, 08/25/18	3,223
8,434		Series 2003-J13, Class 1A7, 5.250%, 01/25/34	8,251
380		Series 2003-J13, Class PO, PO, 01/25/34	248
449		Series 2004-7, Class 2A1, VAR, 2.411%, 06/25/34	449
12,514		Series 2004-8, Class 2A1, 4.500%, 06/25/19	12,588
832		Series 2004-HYB1, Class 2A, VAR, 3.312%, 05/20/34	681
3,152		Series 2004-HYB3, Class 2A, VAR, 2.738%, 06/20/34	2,507
2,055		Series 2004-HYB6, Class A3, VAR, 3.505%, 11/20/34	1,700
1,892		Series 2004-J6, Class 2A1, 4.750%, 07/25/14	1,906
1,197		Series 2004-J8, Class 1A2, 4.750%, 11/25/19	1,215
1,269		Series 2005-14, Class A2, 5.500%, 07/25/35	1,188
–	(h)	Series 2005-16, Class A21, 5.500%, 09/25/35	–	(h)
1,000		Series 2005-16, Class A23, 5.500%, 09/25/35	864
7,636		Series 2005-22, Class 2A1, VAR, 5.102%, 11/25/35	5,674
356		Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	187
		Credit Suisse Mortgage Capital Certificates,
15,023		Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	15,023
16,240		Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	16,321
52,088		Series 2010-11R, Class A1, VAR, 1.354%, 06/28/47 (e)	52,023
		CS First Boston Mortgage Securities Corp.,
92		Series 1997-2, Class A, 7.500%, 06/25/20 (e)	94
2,368		Series 2003-1, Class DB1, 6.564%, 02/25/33	2,023
5,272		Series 2003-23, Class 1P, PO, 10/25/33	2,987
4,511		Series 2003-23, Class 2A5, 5.000%, 10/25/18	4,456
3,781		Series 2003-23, Class 3A10, 5.750%, 09/25/33	3,793
987		Series 2003-25, Class 2A1, 4.500%, 10/25/18	987
6,325		Series 2003-27, Class 5A3, 5.250%, 11/25/33	6,165
1,554		Series 2003-AR15, Class 3A1, VAR, 2.834%, 06/25/33	1,516
1,528		Series 2004-4, Class 3A5, 5.500%, 08/25/34	1,525
369		Series 2004-5, Class 5P, PO, 08/25/19	287
5,730		Series 2004-8, Class 3A5, 5.500%, 12/25/34	5,848
1,789		Series 2005-4, Class 3A24, IF, 18.073%, 06/25/35	1,856
1,290		Series 2005-9, Class AP, PO, 10/25/35	787
8,814		Series 2005-9, Class DX, IO, 5.500%, 10/25/35	1,240
691		Series 2005-10, Class AP, PO, 11/25/35	385
		Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
3,364		Series 2005-1, Class 2A1, VAR, 5.590%, 02/25/20	3,373
4,492		Series 2005-3, Class 1A1, VAR, 5.294%, 06/25/20	4,015
		Deutsche Mortgage Securities, Inc.,
370		Series 2004-1, Class 2APO, PO, 10/25/18	296
14,846		Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	14,470
16,925		Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	16,949
		First Boston Mortgage Securities Corp. 1987 STRIPS,
81		Series C, Class IO, IO, 10.965%, 04/25/17	15
44		Series C, Class PO, PO, 04/25/17	40
		First Horizon Alternative Mortgage Securities,
3,215		Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,324
26,801		Series 2007-FA4, Class 1A2, IF, IO, 5.307%, 08/25/37	3,054
		First Horizon Asset Securities, Inc.,
536		Series 2003-7, Class 2A1, 4.500%, 09/25/18	549
4,731		Series 2003-8, Class 2A1, 4.500%, 09/25/18	4,812
3,014		Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,648
2,809		Series 2004-AR2, Class 2A1, VAR, 2.884%, 05/25/34	2,621
2,910		Series 2004-AR7, Class 2A1, VAR, 2.871%, 02/25/35	2,856
798		Series 2004-AR7, Class 2A2, VAR, 2.871%, 02/25/35	732
7,476		Series 2005-AR1, Class 2A2, VAR, 2.875%, 04/25/35	7,035
		GMAC Mortgage Corp. Loan Trust,
18,533		Series 2003-AR1, Class A4, VAR, 4.067%, 10/19/33	18,223
713		Series 2003-J7, Class A2, 4.500%, 11/25/33	714
1,461		Series 2003-J7, Class A3, VAR, 0.793%, 11/25/33	1,447
12,448		Series 2003-J7, Class A7, 5.000%, 11/25/33	11,256
2,024		Series 2003-J7, Class A10, 5.500%, 11/25/33	2,097
1,189		Series 2003-J8, Class A, 5.250%, 12/25/33	1,200
4,005		Series 2004-J5, Class A2, VAR, 0.743%, 01/25/35	3,963
9,856		Series 2004-J5, Class A7, 6.500%, 01/25/35	10,209
7,173		Series 2004-J6, Class 1A1, 5.000%, 01/25/20	7,318
2,173		Series 2005-AR3, Class 3A3, VAR, 3.703%, 06/19/35	2,076
5,000		Series 2005-AR3, Class 3A4, VAR, 3.703%, 06/19/35	4,015
		GSMPS Mortgage Loan Trust,
1,510		Series 2004-4, Class 1AF, VAR, 0.743%, 06/25/34 (e)	1,233
2,804		Series 2005-RP2, Class 1AF, VAR, 0.693%, 03/25/35 (e)	2,260
		GSR Mortgage Loan Trust,
1,521		Series 2003-3F, Class 4A3, 5.750%, 04/25/33	1,421
1,206		Series 2003-6F, Class A2, VAR, 0.743%, 09/25/32	1,133
3,933		Series 2004-6F, Class 3A4, 6.500%, 05/25/34	3,978
6,619		Series 2004-9, Class 5A5, VAR, 3.892%, 08/25/34	6,771
831		Series 2004-10F, Class 1A1, 4.500%, 08/25/19	834
843		Series 2004-10F, Class 2A1, 5.000%, 08/25/19	866
926		Series 2004-13F, Class 3A3, 6.000%, 11/25/34	595
254		Series 2004-15F, Class AP, PO, 12/25/34	140
7,313		Series 2005-5F, Class 2A3, 5.500%, 06/25/35	7,417
14,982		Series 2005-5F, Class 8A3, VAR, 0.843%, 06/25/35	13,487
8,734		Series 2005-7F, Class 3A9, 6.000%, 09/25/35	7,555
619		Series 2005-AR6, Class 3A1, VAR, 2.848%, 09/25/35	583
4,000		Series 2006-1F, Class 1A3, 5.500%, 02/25/36	2,875
10,782		Series 2006-1F, Class 2A4, 6.000%, 02/25/36	7,369
1,153		Series 2006-2F, Class 2A15, 5.750%, 02/25/36	1,150
13,000		Series 2007-1F, Class 2A4, 5.500%, 01/25/37	10,509
		Impac Secured Assets CMN Owner Trust,
2,976		Series 2003-2, Class A1, 5.500%, 08/25/33	3,018
141		Series 2004-3, Class 1A4, VAR, 1.143%, 11/25/34	128
15,905		Series 2006-2, Class 2A1, VAR, 0.693%, 08/25/36	12,858
36,254		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.480%, 08/25/35	363
		JP Morgan Mortgage Trust,
3,098		Series 2004-A3, Class 4A1, VAR, 4.280%, 07/25/34	3,144
6,392		Series 2004-A4, Class 1A1, VAR, 4.609%, 09/25/34	6,523
4,983		Series 2004-S1, Class 1A7, 5.000%, 09/25/34	5,110
7,550		Series 2005-A1, Class 3A4, VAR, 5.016%, 02/25/35	7,521
9,169		Series 2005-A1, Class 5A1, VAR, 4.478%, 02/25/35	9,195
57,473		Series 2006-A2, Class 4A1, VAR, 3.900%, 08/25/34	56,075
3,641		Series 2006-A2, Class 5A3, VAR, 3.420%, 11/25/33	3,618
8,190		Series 2006-A3, Class 6A1, VAR, 3.894%, 08/25/34	7,403
5,034		Series 2007-A1, Class 5A1, VAR, 3.441%, 07/25/35	4,787
2,014		Series 2007-A1, Class 5A2, VAR, 3.441%, 07/25/35	1,909
		Lehman Mortgage Trust,
3,603		Series 2006-2, Class 1A1, VAR, 6.413%, 04/25/36	3,191
2,412		Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,421
10,000		Series 2008-2, Class 1A6, 6.000%, 03/25/38	7,448
		LVII Resecuritization Trust,
19,331		Series 2009-2, Class A2, VAR, 3.000%, 09/27/37 (e)	19,325
18,500		Series 2009-2, Class A3, VAR, 2.999%, 09/27/37 (e)	18,454
		MASTR Adjustable Rate Mortgages Trust,
2,418		Series 2004-3, Class 4A2, VAR, 2.319%, 04/25/34	2,015
4,576		Series 2004-13, Class 2A1, VAR, 2.976%, 04/21/34	4,526
23,425		Series 2004-13, Class 3A6, VAR, 3.075%, 11/21/34	23,405
794		Series 2004-15, Class 3A1, VAR, 3.558%, 12/25/34	610
		MASTR Alternative Loans Trust,
6,041		Series 2003-9, Class 2A1, 6.000%, 12/25/33	6,003
1,068		Series 2003-9, Class 8A1, 6.000%, 01/25/34	998
2,486		Series 2004-3, Class 2A1, 6.250%, 04/25/34	2,552
7,291		Series 2004-3, Class 3A1, 6.000%, 04/25/34	7,367
1,394		Series 2004-6, Class 30PO, PO, 07/25/34	849
760		Series 2004-6, Class 7A1, 6.000%, 07/25/34	731
1,236		Series 2004-7, Class 30PO, PO, 08/25/34	784
3,810		Series 2004-8, Class 6A1, 5.500%, 09/25/19	3,831
1,649		Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,641
5,025		Series 2005-6, Class 3A1, 5.500%, 11/25/20	4,240
		MASTR Asset Securitization Trust,
124		Series 2003-1, Class 2A12, 5.000%, 06/25/30	124
1,281		Series 2003-2, Class 1A1, 5.000%, 03/25/18	1,324
847		Series 2003-2, Class 2A1, 4.500%, 03/25/18	839
2,000		Series 2003-2, Class 2A10, 4.500%, 03/25/18	2,038
716		Series 2003-8, Class 1A1, 5.500%, 09/25/33	733
1,662		Series 2003-9, Class 15PO, PO, 10/25/18	1,314
1,150		Series 2003-9, Class 2A7, 5.500%, 10/25/33	1,172
1,008		Series 2003-11, Class 3A1, 4.500%, 12/25/18	1,013
855		Series 2003-12, Class 30PO, PO, 12/25/33	485
2,476		Series 2003-12, Class 6A1, 5.000%, 12/25/33	2,487
554		Series 2004-1, Class 30PO, PO, 02/25/34	314
461		Series 2004-4, Class 3A1, 4.500%, 04/25/19	472
815		Series 2004-6, Class 15PO, PO, 05/25/19	634
4,438		Series 2004-8, Class 1A1, 4.750%, 08/25/19	4,508
735		Series 2004-8, Class PO, PO, 08/25/19	574
2,126		Series 2004-9, Class 5A1, 5.250%, 09/25/19	2,042
975		Series 2004-10, Class 5A1, VAR, 0.743%, 11/25/34	933
2,300		Series 2006-2, Class 1A30, 6.000%, 06/25/36	1,745
		MASTR Reperforming Loan Trust,
23,402		Series 2005-2, Class 1A1F, VAR, 0.693%, 05/25/35 (e)	18,964
2,637		Series 2006-2, Class 1A1, VAR, 5.710%, 05/25/36 (e)	2,422
10,388		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	6,233
517		Medallion Trust, (Australia), Series 2004-1G, Class A1, VAR, 0.627%, 05/25/35	497
2,921		Mellon Residential Funding Corp., Series 2000-TBC3, Class A1, VAR, 0.777%, 12/15/30	2,731
6,761		Merrill Lynch Mortgage Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.561%, 06/25/37	5,806
		Merrill Lynch Mortgage Investors, Inc.,
3,097		Series 2003-A5, Class 2A6, VAR, 3.112%, 08/25/33	2,956
5,041		Series 2004-A4, Class A2, VAR, 2.892%, 08/25/34	5,033
9,077		Series 2005-A2, Class A1, VAR, 2.800%, 02/25/35	8,399
155		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	173
		MLCC Mortgage Investors, Inc.,
3,399		Series 2003-E, Class A1, VAR, 0.653%, 10/25/28	3,085
5,547		Series 2004-C, Class A2, VAR, 0.731%, 07/25/29	5,330
4,014		Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 4A, VAR, 5.476%, 11/25/19	3,923
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,063.970%, 04/20/21	32
2,686		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.663%, 02/25/35	1,999
		Nomura Asset Acceptance Corp.,
1,847		Series 2003-A1, Class A1, 5.500%, 05/25/33	1,886
754		Series 2003-A1, Class A2, 6.000%, 05/25/33	775
152		Series 2003-A1, Class A5, 7.000%, 04/25/33	157
105		Series 2003-A1, Class A7, 5.000%, 04/25/18	106
1,668		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	1,606
		Paine Webber CMO Trust,
9		Series H, Class 4, 8.750%, 04/01/18	10
33		Series P, Class 4, 8.500%, 08/01/19	37
		Prime Mortgage Trust,
5,915		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	6,083
303		Series 2004-R1, Class A4, PO, 07/27/33	214
		RBSSP Resecuritization Trust,
8,296		Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	8,420
9,265		Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	8,941
8,859		Series 2009-11, Class 1A1, 5.528%, 06/26/34 (e)	8,850
23,310		Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/23 (e)	23,030
11,964		Series 2009-12, Class 3A1, VAR, 0.585%, 12/25/35 (e)	11,276
10,248		Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	10,155
5,629		Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	5,572
4,297		Series 2010-2, Class 2A1, 4.500%, 11/26/22 (e)	4,243
12,000		Series 2010-4, Class 12A1, 4.500%, 03/26/21 (e)	12,233
		Residential Accredit Loans, Inc.,
2,527		Series 2001-QS19, Class A2, 6.000%, 12/25/16	2,563
1,150		Series 2002-QS16, Class A3, IF, 15.906%, 10/25/17	1,131
4,351		Series 2002-QS8, Class A5, 6.250%, 06/25/17	4,473
2,890		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	2,442
1,826		Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,546
1,075		Series 2003-QS1, Class A6, 4.250%, 01/25/33	1,082
2,066		Series 2003-QS3, Class A2, IF, 15.746%, 02/25/18	2,243
2,282		Series 2003-QS3, Class A8, IF, IO, 7.257%, 02/25/18	268
5,913		Series 2003-QS9, Class A3, IF, IO, 7.207%, 05/25/18	785
3,106		Series 2003-QS12, Class A2A, IF, IO, 7.257%, 06/25/18	422
945		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	103
7,364		Series 2003-QS14, Class A1, 5.000%, 07/25/18	7,326
2,188		Series 2003-QS18, Class A1, 5.000%, 09/25/18	2,199
15,183		Series 2003-QS19, Class A1, 5.750%, 10/25/33	14,642
10,551		Series 2004-QS7, Class A4, 5.500%, 05/25/34	8,376
1,508		Series 2004-QS8, Class A2, 5.000%, 06/25/34	1,477
3,000		Series 2005-QA6, Class A32, VAR, 5.630%, 05/25/35	1,968
766		Series 2006-QS4, Class A7, IF, 19.867%, 04/25/36	755
617		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	408
		Residential Asset Securitization Trust,
5,017		Series 2003-A8, Class A5, 4.250%, 10/25/18	4,692
1,991		Series 2003-A13, Class A3, 5.500%, 01/25/34	1,621
259		Series 2003-A14, Class A1, 4.750%, 02/25/19	260
24,390		Series 2005-A2, Class A4, IF, IO, 4.707%, 03/25/35	1,889
936		Series 2005-A11, Class PO, PO, 10/25/35	596
3,259		Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,451
		Residential Funding Mortgage Securities I,
696		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	694
1,680		Series 2003-S13, Class A3, 5.500%, 06/25/33	1,527
984		Series 2003-S14, Class A4, PO, 07/25/18	937
2,937		Series 2003-S16, Class A3, 5.000%, 09/25/18	2,977
4,185		Series 2003-S20, Class 2A1, 4.750%, 12/25/18	4,246
3,949		Series 2003-S7, Class A17, 4.000%, 05/25/33	3,917
493		Series 2004-S6, Class 2A6, PO, 06/25/34	406
2,274		Series 2005-SA4, Class 1A1, VAR, 3.744%, 09/25/35	1,767
203		Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	162
		Salomon Brothers Mortgage Securities VII, Inc.,
10,385		Series 2003-HYB1, Class A, VAR, 3.690%, 09/25/33	10,219
437		Series 2003-UP2, Class PO1, PO, 12/25/18	353
		Sequoia Mortgage Trust,
3,309		Series 2004-8, Class A1, SUB, 0.690%, 09/20/34	2,849
5,050		Series 2004-8, Class A2, SUB, 0.754%, 09/20/34	4,660
1,549		Series 2004-10, Class A1A, SUB, 0.650%, 11/20/34	1,451
60,000		Station Place Securitization Trust, Series 2009-1, Class A, VAR, 1.843%, 01/25/40 (e)	60,113
4,200		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.940%, 06/25/34	3,980
		Structured Asset Securities Corp.,
142		Series 2002-10H, Class 1AP, PO, 05/25/32	103
1,481		Series 2002-17, Class B1, VAR, 6.100%, 09/25/32	1,300
1,842		Series 2003-8, Class 1A2, 5.000%, 04/25/18	1,761
9,693		Series 2003-16, Class A3, VAR, 0.843%, 06/25/33	8,858
1,417		Series 2003-21, Class 1A3, 5.500%, 07/25/33	1,429
8,476		Series 2003-29, Class 1A1, 4.750%, 09/25/18	8,582
1,649		Series 2003-30, Class 1A1, 5.500%, 10/25/33	1,657
4,787		Series 2003-30, Class 3A2, VAR, 0.843%, 10/25/33	4,457
1,416		Series 2003-31A, Class B1, VAR, 2.895%, 10/25/33	634
1,507		Series 2003-32, Class 1A1, VAR, 5.145%, 11/25/33	1,539
10,187		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	9,668
12,064		Series 2003-37A, Class 2A, VAR, 4.997%, 12/25/33	12,223
7,349		Series 2004-20, Class 1A3, 5.250%, 11/25/34	7,318
17,500		Series 2004-5H, Class A4, 5.540%, 12/25/33	16,926
4,567		Series 2005-6, Class 4A1, 5.000%, 05/25/35	4,427
4,701		Series 2005-6, Class 5A8, IF, 13.214%, 05/25/35	4,512
2,197		Series 2005-RF3, Class 1A, VAR, 0.693%, 06/25/35 (e)	1,738
3,254		Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.663%, 09/25/43	2,943
		WaMu Mortgage Pass-Through Certificates,
5,285		Series 2003-AR7, Class A7, VAR, 2.831%, 08/25/33	5,186
27,237		Series 2003-AR9, Class 1A6, VAR, 2.833%, 09/25/33	26,725
4,831		Series 2003-AR9, Class 2A, VAR, 2.882%, 09/25/33	4,836
2,405		Series 2003-S4, Class 2A10, VAR, 16.520%, 06/25/33	2,401
7,050		Series 2003-S8, Class A4, 4.500%, 09/25/18	6,945
1,946		Series 2003-S8, Class A5, 4.500%, 09/25/18	1,712
1,953		Series 2003-S8, Class A6, 4.500%, 09/25/18	1,947
19,765		Series 2003-S9, Class A8, 5.250%, 10/25/33	18,266
908		Series 2003-S9, Class P, PO, 10/25/33	541
1,487		Series 2003-S10, Class A2, 5.000%, 10/25/18	1,519
1,099		Series 2003-S10, Class A6, PO, 10/25/18	1,012
10,968		Series 2003-S11, Class 2A5, IF, 16.107%, 11/25/33	11,472
3,780		Series 2003-S13, Class 23A1, VAR, 0.893%, 12/25/18	3,566
6,881		Series 2004-AR3, Class A1, VAR, 2.712%, 06/25/34	6,587
8,842		Series 2004-AR3, Class A2, VAR, 2.712%, 06/25/34	8,657
36,259		Series 2004-AR14, Class A1, VAR, 2.740%, 01/25/35	35,511
3,671		Series 2004-CB2, Class 5A, 5.000%, 07/25/19	3,752
3,887		Series 2004-CB2, Class 7A, 5.500%, 08/25/19	3,968
1,349		Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,011
2,742		Series 2004-S1, Class 1A3, VAR, 0.743%, 03/25/34	2,674
9,408		Series 2004-S2, Class 2A4, 5.500%, 06/25/34	9,163
322		Series 2004-S3, Class 2A3, IF, 17.895%, 07/25/34	330
2,000		Series 2006-AR8, Class 1A2, VAR, 5.820%, 08/25/46	1,291
727		Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	382
		Washington Mutual Alternative Mortgage Pass-Through Certificates,
7,274		Series 2005-1, Class 1A1, 5.500%, 03/25/35	6,370
518		Series 2005-1, Class CP, PO, 03/25/35	319
28,256		Series 2005-2, Class 1A4, IF, IO, 4.707%, 04/25/35	2,513
7,709		Series 2005-2, Class 2A3, IF, IO, 4.657%, 04/25/35	783
8,000		Series 2005-4, Class CB7, 5.500%, 06/25/35	6,122
9,176		Series 2005-4, Class CX, IO, 5.500%, 06/25/35	1,327
2,398		Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,952
1,073		Series 2006-1, Class 3A2, 5.750%, 02/25/36	846
		Washington Mutual MSC Mortgage Pass-Through Certificates,
136		Series 2002-MS12, Class A, 6.500%, 05/25/32	140
1,739		Series 2003-MS5, Class 1A4, VAR, 0.843%, 03/25/18	1,673
192		Series 2003-MS7, Class P, PO, 03/25/33	142
		Wells Fargo Alternative Loan Trust,
489		Series 2003-1, Class APO, PO, 09/25/33	319
1,434		Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	842
		Wells Fargo Mortgage Backed Securities Trust,
463		Series 2003-15, Class APO, PO, 12/25/18	364
2,059		Series 2003-J, Class 2A5, VAR, 4.438%, 10/25/33	2,086
2,490		Series 2004-8, Class APO, PO, 08/25/19	1,919
5,250		Series 2004-E, Class A8, VAR, 4.858%, 05/25/34	5,263
3,324		Series 2004-EE, Class 3A2, VAR, 3.596%, 12/25/34	3,402
8,916		Series 2004-V, Class 1A2, VAR, 3.143%, 10/25/34	8,852
1,387		Series 2005-14, Class 2APO, PO, 12/25/35	876
307		Series 2006-5, Class 1A1, 5.250%, 04/25/36	306
11,000		Series 2007-9, Class 1A8, 5.500%, 07/25/37	10,129
		Wells Fargo Mortgage-Backed Securities Trust,
1,164		Series 2003-8, Class A9, 4.500%, 08/25/18	1,172
3,360		Series 2003-11, Class 1A4, 4.750%, 10/25/18	3,399
1,259		Series 2003-11, Class 1APO, PO, 10/25/18	1,001
3,477		Series 2003-13, Class A7, 4.500%, 11/25/18	3,502
20,488		Series 2003-15, Class 1A1, 4.750%, 12/25/18	20,980
1,341		Series 2003-16, Class 2A1, 4.500%, 12/25/18	1,360
24,004		Series 2003-K, Class 1A1, VAR, 4.472%, 11/25/33	24,367
920		Series 2003-K, Class 1A2, VAR, 4.472%, 11/25/33	938
1,827		Series 2004-7, Class 2A1, 4.500%, 07/25/19	1,860
2,143		Series 2004-7, Class 2A2, 5.000%, 07/25/19	2,224
7,640		Series 2004-B, Class A1, VAR, 4.896%, 02/25/34	7,753
4,561		Series 2004-BB, Class A4, VAR, 2.902%, 01/25/35	4,541
10,314		Series 2004-EE, Class 2A1, VAR, 3.050%, 12/25/34	10,284
7,016		Series 2004-EE, Class 2A2, VAR, 3.050%, 12/25/34	6,948
10,183		Series 2004-EE, Class 3A1, VAR, 3.596%, 12/25/34	10,259
12,176		Series 2004-I, Class 1A1, VAR, 3.322%, 07/25/34	11,901
11,528		Series 2004-P, Class 2A1, VAR, 3.060%, 09/25/34	11,294
6,951		Series 2004-V, Class 1A1, VAR, 3.143%, 10/25/34	7,073
8,965		Series 2005-13, Class A1, 5.000%, 11/25/20	9,083
6,019		Series 2005-AR8, Class 2A1, VAR, 3.098%, 06/25/35	5,963
1,550		Series 2007-7, Class A7, 6.000%, 06/25/37	1,285
9,971		Series 2007-11, Class A14, 6.000%, 08/25/37	8,054

			2,124,440
		Total Collateralized Mortgage Obligations (Cost $5,484,930)	5,744,801
Commercial Mortgage-Backed Securities — 1.2%
		Banc of America Commercial Mortgage, Inc.,
5,000		Series 2005-3, Class A4, 4.668%, 07/10/43	5,018
1,950		Series 2005-3, Class AM, 4.727%, 07/10/43	1,765
2,500		Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	2,587
9,700		Series 2005-6, Class ASB, VAR, 5.178%, 09/10/47	10,221
2,855		Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	2,910
7,000		Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	7,031
11,500		Series 2006-4, Class A4, 5.634%, 07/10/46	11,629
9,500		Banc of America Large Loan, Inc., Series 2009-UB1, Class A4A, VAR, 5.621%, 06/24/50 (e)	9,935
		Bear Stearns Commercial Mortgage Securities,
4,150		Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	4,313
8,560		Series 2006-PW11, Class A4, VAR, 5.456%, 03/11/39	8,856
1,464		Series 2006-PW14, Class A1, 5.044%, 12/11/38	1,492
2,700		Series 2006-T24, Class A4, 5.537%, 10/12/41	2,810
2,126		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.729%, 03/15/49	2,162
6,300		Commercial Mortgage Pass Through Certificates,Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	6,488
		Credit Suisse Mortgage Capital Certificates,
2,150		Series 2006-C2, Class A3, VAR, 5.657%, 03/15/39	2,151
6,454		Series 2009-ASG, Class A, VAR, 1.604%, 11/28/39 (e)	6,458
11,000		First Union National Bank Commercial Mortgage, Series 2000-C2, Class B, VAR, 7.281%, 10/15/32	11,128
		GMAC Commercial Mortgage Securities, Inc.,
526		Series 2003-C1, Class A1, 3.337%, 05/10/36	532
14,000		Series 2006-C1, Class A4, 5.238%, 11/10/45	14,325
		GS Mortgage Securities Corp. II,
7,300		Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	7,264
5,500		Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	5,005
1,600		JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,615
		LB-UBS Commercial Mortgage Trust,
5,000		Series 2006-C1, Class A4, 5.156%, 02/15/31	5,075
1,470		Series 2006-C4, Class A4, VAR, 5.882%, 06/15/38	1,517
		Merrill Lynch Mortgage Trust,
2,500		Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,593
6,950		Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	7,165
2,200		Series 2006-C1, Class A4, VAR, 5.655%, 05/12/39	2,249
4,950		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.416%, 02/12/39	5,063
		Morgan Stanley Capital I,
1,263		Series 2006-IQ12, Class A1, 5.257%, 12/15/43	1,286
901		Series 2006-T23, Class A1, 5.682%, 08/12/41	921
25		Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2, 5.980%, 01/15/39	26
27,950		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.071%, 08/15/39	30,118
9,442		Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	9,491

		Total Commercial Mortgage-Backed Securities (Cost $175,218)	191,199
Corporate Bonds — 11.6%
Consumer Discretionary — 0.7%
		Automobiles — 0.0% (g)
3,600		Daimler Finance North America LLC, 7.300%, 01/15/12	3,900

		Hotels, Restaurants & Leisure — 0.0% (g)
2,025		McDonald's Corp., 4.300%, 03/01/13	2,164

		Media — 0.6%
		CBS Corp.,
1,426		5.750%, 04/15/20	1,456
3,025		7.875%, 07/30/30	3,319
		Comcast Cable Communications Holdings, Inc.,
6,417		8.375%, 03/15/13	7,435
2,250		9.455%, 11/15/22	3,024
2,200		Comcast Cable Communications LLC, 7.125%, 06/15/13	2,480
		Comcast Cable Holdings LLC,
7,039		9.800%, 02/01/12	7,900
1,800		10.125%, 04/15/22	2,474
		Comcast Corp.,
2,574		5.500%, 03/15/11	2,658
1,300		5.900%, 03/15/16	1,434
1,000		6.500%, 01/15/17	1,119
		Cox Communications, Inc.,
2,600		5.450%, 12/15/14	2,843
1,740		7.750%, 11/01/10	1,785
2,650		Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	2,951
3,365		Historic TW, Inc., 9.150%, 02/01/23	4,408
		News America Holdings, Inc.,
1,100		8.000%, 10/17/16	1,331
1,050		8.875%, 04/26/23	1,376
		News America, Inc.,
1,500		6.900%, 08/15/39	1,667
1,965		7.250%, 05/18/18	2,326
4,400		7.300%, 04/30/28	4,821
1,337		TCI Communications, Inc., 7.125%, 02/15/28	1,443
		Thomson Reuters Corp., (Canada),
2,150		4.700%, 10/15/19	2,207
1,125		5.950%, 07/15/13	1,248
		Time Warner Cable, Inc.,
1,700		5.850%, 05/01/17	1,847
4,550		6.750%, 07/01/18	5,124
2,000		6.750%, 06/15/39	2,150
2,450		7.300%, 07/01/38	2,798
650		8.250%, 02/14/14	762
2,150		8.250%, 04/01/19	2,617
785		8.750%, 02/14/19	978
		Time Warner Entertainment Co. LP,
2,020		8.375%, 03/15/23	2,526
2,165		10.150%, 05/01/12	2,477
		Time Warner, Inc.,
3,125		6.200%, 03/15/40	3,135
255		7.700%, 05/01/32	295
3,190		Viacom, Inc., 6.250%, 04/30/16	3,581

			89,995
		Multiline Retail — 0.0% (g)
1,000		Kohl's Corp., 6.250%, 12/15/17	1,135
		Target Corp.,
2,100		6.000%, 01/15/18	2,422
1,900		7.000%, 01/15/38	2,265

			5,822
		Specialty Retail — 0.1%
4,600		Home Depot, Inc., 5.400%, 03/01/16	5,005
3,500		Lowe's Cos., Inc., 7.110%, 05/15/37	4,157
1,775		Staples, Inc., 9.750%, 01/15/14	2,174

			11,336
		Total Consumer Discretionary	113,217
Consumer Staples — 0.5%
		Beverages — 0.2%
		Anheuser-Busch Cos., Inc.,
1,000		5.500%, 01/15/18	1,070
1,100		5.750%, 04/01/36	1,080
		Anheuser-Busch InBev Worldwide, Inc.,
800		7.200%, 01/15/14 (e)	912
2,350		7.750%, 01/15/19 (e)	2,785
		Coca-Cola Co. (The),
1,550		3.625%, 03/15/14	1,639
1,550		4.875%, 03/15/19	1,676
1,650		Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	1,842
2,780		Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	2,838
		Diageo Finance BV, (Netherlands),
2,150		5.300%, 10/28/15	2,382
3,600		5.500%, 04/01/13	3,959
3,975		FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	4,316
1,075		PepsiCo, Inc., 7.900%, 11/01/18	1,377
		SABMiller plc, (United Kingdom),
1,900		5.500%, 08/15/13 (e)	2,076
850		6.500%, 07/01/16 (e)	982

			28,934
		Food & Staples Retailing — 0.0% (g)
2,225		Kroger Co. (The), 7.500%, 01/15/14	2,577
		Wal-Mart Stores, Inc.,
1,820		4.550%, 05/01/13	1,964
1,200		5.250%, 09/01/35	1,188
1,050		6.200%, 04/15/38	1,174
700		7.550%, 02/15/30	893

			7,796
		Food Products — 0.3%
		Bunge Ltd. Finance Corp.,
1,025		5.875%, 05/15/13	1,097
4,760		8.500%, 06/15/19	5,544
605		Bunge N.A. Finance LP, 5.900%, 04/01/17	638
		Cargill, Inc.,
1,650		5.200%, 01/22/13 (e)	1,770
900		6.375%, 06/01/12 (e)	977
2,850		7.350%, 03/06/19 (e)	3,439
1,270		General Mills, Inc., 6.000%, 02/15/12	1,371
		Kellogg Co.,
1,500		4.250%, 03/06/13	1,601
2,600		5.125%, 12/03/12	2,818
		Kraft Foods, Inc.,
5,888		5.375%, 02/10/20	6,115
4,250		6.125%, 02/01/18	4,692
2,000		6.125%, 08/23/18	2,201
7,205		6.500%, 08/11/17	8,158
1,000		6.750%, 02/19/14	1,141
1,600		6.875%, 02/01/38	1,776
2,700		6.875%, 01/26/39	3,001

			46,339
		Household Products — 0.0% (g)
500		Kimberly-Clark Corp., 7.500%, 11/01/18	626
2,391		Procter & Gamble - ESOP, 9.360%, 01/01/21	3,087
1,000		Procter & Gamble Co., 5.500%, 02/01/34	1,054

			4,767
		Total Consumer Staples	87,836
Energy — 0.7%
		Energy Equipment & Services — 0.1%
		Halliburton Co.,
750		6.150%, 09/15/19	820
5,050		7.450%, 09/15/39	5,920

			6,740
		Oil, Gas & Consumable Fuels — 0.6%
455		Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	508
		Anadarko Petroleum Corp.,
405		5.750%, 06/15/14	427
8,500		7.625%, 03/15/14	9,462
1,100		8.700%, 03/15/19	1,292
		BP Capital Markets plc, (United Kingdom),
1,380		3.125%, 03/10/12	1,400
9,100		5.250%, 11/07/13	9,792
		Canadian Natural Resources Ltd., (Canada),
400		5.900%, 02/01/18	440
2,000		6.750%, 02/01/39	2,189
2,495		Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19 (c) (e)	2,624
6,500		Chevron Corp., 4.950%, 03/03/19	7,052
1,040		Conoco Funding Co., (Canada), 7.250%, 10/15/31	1,265
		ConocoPhillips,
1,500		5.200%, 05/15/18	1,625
2,000		5.750%, 02/01/19	2,218
1,450		6.000%, 01/15/20	1,653
1,450		6.500%, 02/01/39	1,665
900		Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	962
2,750		EnCana Corp., (Canada), 6.500%, 05/15/19	3,063
1,800		EOG Resources, Inc., 6.875%, 10/01/18	2,163
1,155		Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,250
1,230		Kerr-McGee Corp., 6.950%, 07/01/24	1,298
1,980		Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	2,202
		Marathon Oil Corp.,
3,100		5.900%, 03/15/18	3,338
2,800		6.000%, 10/01/17	3,064
1,150		PC Financial Partnership, 5.000%, 11/15/14	1,238
		Petro-Canada, (Canada),
2,549		6.050%, 05/15/18	2,785
3,200		6.800%, 05/15/38	3,457
2,045		Pioneer Natural Resources Co., 5.875%, 07/15/16	1,971
		Shell International Finance BV, (Netherlands),
4,660		1.875%, 03/25/13	4,674
3,000		4.300%, 09/22/19	3,027
8,580		4.375%, 03/25/20	8,677
6,000		6.375%, 12/15/38	6,825
900		Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	972
475		Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	572
300		Tosco Corp., 7.800%, 01/01/27	363
		XTO Energy, Inc.,
3,000		4.625%, 06/15/13	3,217
2,800		5.750%, 12/15/13	3,130

			101,860
		Total Energy	108,600
Financials — 6.4%
		Capital Markets — 1.5%
		Bank of New York Mellon Corp. (The),
3,750		4.600%, 01/15/20	3,823
1,000		5.125%, 08/27/13	1,094
		BlackRock, Inc.,
3,245		3.500%, 12/10/14	3,314
9,294		5.000%, 12/10/19	9,649
		Credit Suisse USA, Inc.,
1,200		4.875%, 01/15/15	1,276
1,803		5.125%, 01/15/14	1,916
15,099		6.125%, 11/15/11	16,015
2,500		FMR LLC, 6.450%, 11/15/39 (e)	2,545
2,095		Goldman Sachs Capital I, 6.345%, 02/15/34	1,792
1,000		Goldman Sachs Group LP, 8.000%, 03/01/13 (e)	1,114
		Goldman Sachs Group, Inc. (The),
600		3.625%, 08/01/12	603
2,694		4.750%, 07/15/13	2,741
3,185		5.150%, 01/15/14	3,294
3,210		5.250%, 10/15/13	3,340
4,201		5.375%, 03/15/20	4,053
10		5.700%, 09/01/12	10
12,900		5.950%, 01/18/18	13,087
650		6.150%, 04/01/18	664
7,470		6.250%, 09/01/17	7,732
5,056		6.600%, 01/15/12	5,307
1,600		6.750%, 10/01/37	1,498
10,716		6.875%, 01/15/11 (c)	11,027
15,080		7.500%, 02/15/19	16,649
		Jefferies Group, Inc.,
5,600		6.450%, 06/08/27	5,176
2,750		7.750%, 03/15/12	2,958
1,125		8.500%, 07/15/19	1,266
		Lehman Brothers Holdings, Inc.,
151		3.950%, 11/10/09 (d)	31
3,480		4.800%, 03/13/14 (d)	722
800		5.750%, 05/17/13 (d)	166
3,000		6.000%, 07/19/12 (d)	623
3,962		6.625%, 01/18/12 (d)	822
450		6.750%, 12/28/17 (d)	1
219		7.875%, 11/01/09 (d)	45
		Merrill Lynch & Co., Inc.,
500		4.790%, 08/04/10	503
700		5.000%, 01/15/15	690
3,723		5.450%, 07/15/14	3,837
1,000		5.700%, 05/02/17	990
275		6.050%, 08/15/12	289
6,654		6.150%, 04/25/13	7,042
7,987		6.400%, 08/28/17	8,178
6,348		6.875%, 04/25/18	6,538
		Morgan Stanley,
4,263		4.200%, 11/20/14	4,128
2,711		4.750%, 04/01/14	2,691
1,000		5.300%, 03/01/13	1,031
5,020		5.500%, 01/26/20	4,753
2,900		5.625%, 09/23/19	2,772
1,300		5.750%, 08/31/12	1,355
5,800		6.000%, 05/13/14	6,012
3,294		6.000%, 04/28/15	3,397
1,070		6.250%, 08/28/17	1,073
8,078		6.600%, 04/01/12	8,499
4,425		6.625%, 04/01/18	4,544
12,306		6.750%, 04/15/11	12,814
2,000		7.300%, 05/13/19	2,101
504		8.000%, 06/15/10	505
6,114		Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	6,292
887		Northern Trust Corp., 5.500%, 08/15/13	985
4,297		State Street Corp., 7.650%, 06/15/10	4,308
		UBS AG, (Switzerland),
13,050		3.875%, 01/15/15	12,989
2,400		5.750%, 04/25/18	2,443
1,025		5.875%, 12/20/17	1,055

			236,167
		Commercial Banks — 1.6%
2,930		ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	2,944
3,441		Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	3,504
4,367		Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	4,533
		Barclays Bank plc, (United Kingdom),
9,400		2.500%, 01/23/13	9,229
3,858		3.900%, 04/07/15	3,771
1,100		5.000%, 09/22/16	1,087
4,500		5.125%, 01/08/20	4,278
5,500		5.200%, 07/10/14	5,691
3,700		6.050%, 12/04/17 (e)	3,613
500		6.750%, 05/22/19	533
		BB&T Corp.,
2,350		3.375%, 09/25/13	2,406
3,750		3.850%, 07/27/12	3,874
6,250		3.950%, 04/29/16	6,281
2,750		4.900%, 06/30/17	2,793
1,650		6.850%, 04/30/19	1,881
		Branch Banking & Trust Co.,
598		4.875%, 01/15/13	633
4,650		5.625%, 09/15/16	5,078
1,500		Cadets Trust, 4.800%, 07/15/13 (e)	1,545
		Credit Suisse, (Switzerland),
2,700		3.450%, 07/02/12	2,788
2,995		5.000%, 05/15/13	3,186
6,300		5.300%, 08/13/19	6,472
2,000		5.500%, 05/01/14	2,158
3,520		Deutsche Bank AG, (Germany), 3.875%, 08/18/14	3,619
1,450		Fifth Third Bancorp, 5.450%, 01/15/17	1,457
6,805		HSBC Bank USA N.A., 4.625%, 04/01/14	7,150
3,150		KeyBank N.A., 5.500%, 09/17/12	3,317
1,650		KeyCorp, 6.500%, 05/14/13	1,786
4,500		Manufacturers & Traders Trust Co., 6.625%, 12/04/17	4,942
2,750		Marshall & Ilsley Corp., 5.350%, 04/01/11	2,777
		National Australia Bank Ltd., (Australia),
18,650		2.500%, 01/08/13 (e)	18,635
3,455		3.750%, 03/02/15 (e)	3,482
4,000		National City Bank, 5.800%, 06/07/17	4,264
2,000		PNC Bank N.A., 6.875%, 04/01/18	2,248
		PNC Funding Corp.,
5,700		5.125%, 02/08/20	5,786
2,400		5.250%, 11/15/15	2,557
2,100		6.700%, 06/10/19	2,370
12,700		Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	12,752
1,200		Regions Financial Corp., 7.375%, 12/10/37	1,100
1,250		State Street Corp., 4.300%, 05/30/14	1,310
		SunTrust Banks, Inc.,
4,015		5.250%, 11/05/12	4,193
1,000		6.000%, 09/11/17	1,011
2,021		6.375%, 04/01/11	2,090
505		7.250%, 03/15/18	548
		U.S. Bancorp,
4,299		2.875%, 11/20/14	4,291
1,400		7.500%, 06/01/26	1,489
690		U.S. Bank N.A., 6.375%, 08/01/11	729
		Wachovia Bank N.A.,
3,500		5.000%, 08/15/15	3,642
2,000		6.000%, 11/15/17	2,165
2,700		6.600%, 01/15/38	2,815
1,862		7.800%, 08/18/10	1,887
4,430		VAR, 0.587%, 03/15/16	4,010
		Wachovia Corp.,
2,130		4.875%, 02/15/14	2,232
3,900		5.500%, 05/01/13	4,222
3,050		5.750%, 06/15/17	3,244
11,100		5.750%, 02/01/18	11,869
		Wells Fargo & Co.,
16,700		3.750%, 10/01/14	16,980
8,185		5.625%, 12/11/17	8,745
		Wells Fargo Bank N.A.,
970		4.750%, 02/09/15	1,011
2,000		5.750%, 05/16/16	2,152
319		6.450%, 02/01/11	330
5,328		7.550%, 06/21/10	5,347
		Westpac Banking Corp., (Australia),
4,800		4.200%, 02/27/15	4,894
10,711		4.875%, 11/19/19	10,672

			258,398
		Consumer Finance — 0.4%
		American Express Credit Corp.,
4,100		5.875%, 05/02/13	4,455
5,650		7.300%, 08/20/13	6,356
1,479		American General Finance Corp., 5.375%, 10/01/12	1,324
2,060		American Honda Finance Corp., 2.375%, 03/18/13 (e)	2,076
		Capital One Bank USA N.A.,
517		5.750%, 09/15/10	523
2,750		8.800%, 07/15/19	3,280
		Capital One Financial Corp.,
1,175		5.700%, 09/15/11	1,225
3,105		6.250%, 11/15/13	3,404
5,300		6.750%, 09/15/17	5,953
2,970		7.375%, 05/23/14	3,374
		HSBC Finance Corp.,
311		4.750%, 07/15/13	323
2,000		5.000%, 06/30/15	2,069
1,600		5.250%, 01/15/14	1,695
200		5.500%, 01/19/16	213
2,251		6.375%, 10/15/11	2,368
1,078		6.375%, 11/27/12	1,162
4,500		7.000%, 05/15/12	4,857
308		7.350%, 11/27/32	313
2,752		8.000%, 07/15/10	2,773
1,700		VAR, 0.553%, 01/15/14	1,621
		John Deere Capital Corp.,
450		4.500%, 04/03/13	484
4,750		5.250%, 10/01/12	5,138
2,437		SLM Corp., 5.375%, 01/15/13	2,383
1,750		Washington Mutual Finance Corp., 6.875%, 05/15/11	1,822

			59,191
		Diversified Financial Services — 1.8%
9,250		Associates Corp. of North America, 6.950%, 11/01/18	9,587
18,700		BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	19,917
		Bank of America Corp.,
4,633		4.500%, 04/01/15	4,605
5,500		4.900%, 05/01/13	5,722
1,000		5.625%, 10/14/16	1,023
3,305		5.650%, 05/01/18	3,324
5,000		6.500%, 08/01/16	5,326
3,000		7.375%, 05/15/14	3,312
3,079		7.400%, 01/15/11	3,186
7,420		Bank of America N.A., 5.300%, 03/15/17	7,280
		BHP Billiton Finance USA Ltd., (Australia),
1,600		5.400%, 03/29/17	1,746
1,150		5.500%, 04/01/14	1,278
2,750		6.500%, 04/01/19	3,199
		Caterpillar Financial Services Corp.,
1,850		4.850%, 12/07/12	1,995
1,900		4.900%, 08/15/13	2,068
1,000		5.450%, 04/15/18	1,093
900		5.500%, 03/15/16	1,004
4,800		6.200%, 09/30/13	5,423
3,500		7.050%, 10/01/18	4,155
600		7.150%, 02/15/19	725
		Citigroup, Inc.,
1,500		4.700%, 05/29/15	1,465
1,450		4.750%, 05/19/15	1,432
2,400		5.500%, 04/11/13	2,472
6,000		5.500%, 10/15/14	6,061
1,000		5.500%, 02/15/17	967
5,286		5.625%, 08/27/12	5,466
13,500		6.000%, 08/15/17	13,641
5,350		6.125%, 11/21/17	5,456
3,675		6.375%, 08/12/14	3,883
2,850		8.125%, 07/15/39	3,254
5,375		8.500%, 05/22/19	6,298
		CME Group, Inc.,
7,200		5.400%, 08/01/13	7,886
700		5.750%, 02/15/14	771
1,225		ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,401
400		Diageo Investment Corp., 9.000%, 08/15/11	433
		General Electric Capital Corp.,
2,000		4.375%, 11/21/11	2,083
1,305		4.375%, 09/21/15	1,344
16,000		5.250%, 10/19/12	16,992
1,500		5.400%, 02/15/17	1,567
2,000		5.500%, 06/04/14	2,171
10,250		5.500%, 01/08/20	10,515
7,400		5.625%, 09/15/17	7,828
18,000		5.625%, 05/01/18	18,686
24,603		5.875%, 02/15/12	26,123
1,900		5.875%, 01/14/38	1,778
4,700		5.900%, 05/13/14	5,135
24,792		6.000%, 06/15/12	26,577
5,300		6.000%, 08/07/19	5,615
4,941		6.750%, 03/15/32	5,130
900		6.875%, 01/10/39	957
2,625		VAR, 0.414%, 04/10/12	2,585
		International Lease Finance Corp.,
987		5.875%, 05/01/13	873
4,000		6.375%, 03/25/13	3,640
		National Rural Utilities Cooperative Finance Corp.,
530		2.625%, 09/16/12	542
3,550		4.750%, 03/01/14	3,838
605		10.375%, 11/01/18	824
2,400		Textron Financial Corp., 5.400%, 04/28/13	2,482

			294,139
		Insurance — 0.9%
2,500		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	2,727
		American International Group, Inc.,
3,284		4.250%, 05/15/13	3,038
2,800		5.450%, 05/18/17	2,338
1,425		5.600%, 10/18/16	1,218
5,641		ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	5,303
		Berkshire Hathaway Finance Corp.,
3,500		4.000%, 04/15/12	3,677
3,800		4.600%, 05/15/13	4,084
750		5.000%, 08/15/13	813
6,200		5.400%, 05/15/18	6,760
1,130		Chubb Corp. (The), 5.750%, 05/15/18	1,246
4,800		Genworth Global Funding Trusts, 5.200%, 10/08/10	4,853
		Jackson National Life Global Funding,
3,400		5.375%, 05/08/13 (e)	3,641
4,115		6.125%, 05/30/12 (e)	4,391
2,469		John Hancock Global Funding II, 7.900%, 07/02/10 (e)	2,483
2,980		Liberty Mutual Group, Inc., 5.750%, 03/15/14 (e)	3,075
		MassMutual Global Funding II,
1,628		2.875%, 04/21/14 (e)	1,649
2,000		3.625%, 07/16/12 (e)	2,067
815		MetLife, Inc., 6.817%, 08/15/18	890
		Metropolitan Life Global Funding I,
8,800		2.500%, 01/11/13 (e)	8,863
8,000		2.875%, 09/17/12 (e)	8,175
3,000		5.125%, 04/10/13 (e)	3,236
2,497		5.200%, 09/18/13 (e)	2,688
1,450		5.750%, 07/25/11 (e)	1,508
1,000		Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	1,057
		Nationwide Financial Services,
1,130		5.900%, 07/01/12	1,187
1,661		6.250%, 11/15/11	1,751
		New York Life Global Funding,
5,910		4.650%, 05/09/13 (e)	6,310
5,914		5.375%, 09/15/13 (e)	6,437
		Pacific Life Global Funding,
4,000		5.000%, 05/15/17 (e)	4,038
2,500		5.150%, 04/15/13 (e)	2,624
6,400		Pricoa Global Funding I, 5.450%, 06/11/14 (e)	6,899
		Principal Life Global Funding I,
1,600		5.050%, 03/15/15 (e)	1,629
11,236		6.250%, 02/15/12 (e)	12,005
		Principal Life Income Funding Trusts,
5,900		5.100%, 04/15/14	6,279
1,750		5.150%, 06/17/11	1,797
1,475		5.300%, 12/14/12	1,573
2,900		5.300%, 04/24/13	3,119
4,955		Protective Life Secured Trusts, 4.000%, 04/01/11	5,047
1,070		Travelers Cos, Inc. (The), 5.800%, 05/15/18	1,171
3,200		Travelers Life & Annuity Global Funding I, 5.125%, 08/15/14 (e)	3,440
890		Travelers Property Casualty Corp., 5.000%, 03/15/13	955

			146,041
		Real Estate Investment Trusts (REITs) — 0.1%
3,890		HRPT Properties Trust, 6.650%, 01/15/18	4,010
		Simon Property Group LP,
450		4.200%, 02/01/15	461
1,775		5.625%, 08/15/14	1,922
1,100		5.650%, 02/01/20	1,135
2,120		6.100%, 05/01/16	2,324
2,000		6.125%, 05/30/18	2,143
1,645		6.750%, 05/15/14	1,832
6,277		WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	6,943

			20,770
		Thrifts & Mortgage Finance — 0.1%
4,000		Countrywide Financial Corp., 6.250%, 05/15/16	4,113
6,270		Countrywide Home Loans, Inc., 4.000%, 03/22/11	6,384

			10,497
		Total Financials	1,025,203
Health Care — 0.2%
		Biotechnology — 0.1%
		Amgen, Inc.,
1,188		4.500%, 03/15/20	1,233
1,975		5.700%, 02/01/19 (c)	2,234
3,541		5.750%, 03/15/40	3,659

			7,126
		Health Care Equipment & Supplies — 0.0% (g)
		Baxter International, Inc.,
1,150		4.000%, 03/01/14	1,224
500		4.625%, 03/15/15	546
700		Becton Dickinson and Co., 5.000%, 05/15/19	753

			2,523
		Health Care Providers & Services — 0.0% (g)
		WellPoint, Inc.,
492		5.875%, 06/15/17	536
340		7.000%, 02/15/19	397

			933
		Pharmaceuticals — 0.1%
350		Abbott Laboratories, 6.150%, 11/30/37	386
3,200		AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	3,578
1,095		Eli Lilly & Co., 3.550%, 03/06/12	1,145
		GlaxoSmithKline Capital, Inc.,
1,000		4.375%, 04/15/14	1,077
3,100		4.850%, 05/15/13	3,386
2,100		6.375%, 05/15/38	2,381
1,040		Merck & Co., Inc., 6.000%, 09/15/17	1,195
7,300		Pfizer, Inc., 4.450%, 03/15/12	7,703
790		Wyeth, 6.450%, 02/01/24	904

			21,755
		Total Health Care	32,337
Industrials — 0.4%
		Aerospace & Defense — 0.1%
		Boeing Co. (The),
250		3.500%, 02/15/15	260
500		4.875%, 02/15/20	530
1,500		Honeywell International, Inc., 5.300%, 03/01/18	1,656
3,993		Lockheed Martin Corp., 5.720%, 06/01/40 (e)	4,169
		Northrop Grumman Systems Corp.,
2,700		7.125%, 02/15/11	2,809
1,100		7.750%, 03/01/16	1,343
807		Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	842
5		United Technologies Corp., 6.100%, 05/15/12	6

			11,615
		Airlines — 0.0% (g)
573		Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	578
1,000		Continental Airlines, 2002-2 Class A-2 Pass-Through Trust, 7.487%, 10/02/10	1,010

			1,588
		Building Products — 0.0% (g)
800		Masco Corp., 5.850%, 03/15/17	775

		Commercial Services & Supplies — 0.0% (g)
2,850		Allied Waste North America, Inc., 6.875%, 06/01/17	3,107
1,365		Waste Management, Inc., 7.375%, 03/11/19	1,630

			4,737
		Industrial Conglomerates — 0.0% (g)
1,350		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,504
2,650		Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	3,378

			4,882
		Machinery — 0.1%
2,650		Eaton Corp., 5.600%, 05/15/18	2,902
775		Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	825
350		PACCAR, Inc., 6.375%, 02/15/12	379
775		Parker Hannifin Corp., 5.500%, 05/15/18	855

			4,961
		Road & Rail — 0.2%
		Burlington Northern Santa Fe LLC,
3,660		5.650%, 05/01/17	4,007
1,675		5.750%, 03/15/18	1,842
600		6.700%, 08/01/28	661
700		6.750%, 07/15/11	741
1,300		7.000%, 02/01/14	1,499
2,223		7.125%, 12/15/10	2,296
1,300		7.290%, 06/01/36	1,506
		CSX Corp.,
1,700		6.250%, 04/01/15	1,932
850		6.300%, 03/15/12	914
700		7.375%, 02/01/19	840
400		Erac USA Finance Co., 6.375%, 10/15/17 (e)	452
2,727		Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	3,059
		Norfolk Southern Corp.,
299		5.590%, 05/17/25	309
871		5.640%, 05/17/29	888
2,500		6.750%, 02/15/11	2,586
326		7.250%, 02/15/31	390
135		7.700%, 05/15/17	165
34		7.800%, 05/15/27	42
		Union Pacific Corp.,
175		4.875%, 01/15/15	187
1,800		5.650%, 05/01/17	1,971
1,700		5.700%, 08/15/18	1,860
3,000		7.000%, 02/01/16	3,496
1,000		7.875%, 01/15/19	1,248
2,350		United Parcel Service of America, Inc., 8.375%, 04/01/20	3,135

			36,026
		Total Industrials	64,584
Information Technology — 0.4%
		Communications Equipment — 0.1%
		Cisco Systems, Inc.,
1,500		5.500%, 02/22/16	1,702
2,360		5.500%, 01/15/40	2,367
4,990		5.900%, 02/15/39	5,291

			9,360
		Computers & Peripherals — 0.2%
		Dell, Inc.,
570		5.650%, 04/15/18	622
1,900		7.100%, 04/15/28	2,226
		Hewlett-Packard Co.,
650		2.950%, 08/15/12	673
1,000		4.500%, 03/01/13	1,076
1,900		4.750%, 06/02/14	2,079
2,525		5.400%, 03/01/17	2,797
4,400		6.125%, 03/01/14	5,009
		International Business Machines Corp.,
3,950		5.700%, 09/14/17	4,500
660		6.220%, 08/01/27	738
4,500		7.625%, 10/15/18	5,657
450		8.000%, 10/15/38	612

			25,989
		Electronic Equipment, Instruments & Components — 0.0% (g)
5,270		Arrow Electronics, Inc., 6.875%, 07/01/13	5,812

		IT Services — 0.0% (g)
2,950		Electronic Data Systems LLC, 6.000%, 08/01/13	3,316

		Office Electronics — 0.0% (g)
310		Xerox Corp., 8.250%, 05/15/14	361

		Software — 0.1%
850		Intuit, Inc., 5.750%, 03/15/17	929
		Oracle Corp.,
5,300		5.000%, 07/08/19	5,701
2,320		5.250%, 01/15/16	2,589
3,400		5.750%, 04/15/18	3,837
850		6.500%, 04/15/38	980

			14,036
		Total Information Technology	58,874
Materials — 0.2%
		Chemicals — 0.2%
850		Air Products & Chemicals, Inc., 4.150%, 02/01/13	897
1,680		Dow Capital BV, (Netherlands), 8.500%, 06/08/10	1,682
		Dow Chemical Co. (The),
1,670		4.850%, 08/15/12	1,755
650		6.000%, 10/01/12	700
1,776		6.125%, 02/01/11	1,826
1,345		7.375%, 11/01/29	1,444
		EI Du Pont de Nemours & Co.,
125		4.125%, 03/06/13	132
500		4.875%, 04/30/14	548
3,800		6.000%, 07/15/18	4,350
3,750		Monsanto Co., 7.375%, 08/15/12	4,210
1,450		Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	1,561
		PPG Industries, Inc.,
2,150		5.750%, 03/15/13	2,342
2,100		9.000%, 05/01/21	2,630
		Praxair, Inc.,
850		4.375%, 03/31/14	910
1,900		4.625%, 03/30/15	2,061
480		5.200%, 03/15/17	518
1,295		5.250%, 11/15/14	1,440

			29,006
		Metals & Mining — 0.0% (g)
		Rio Tinto Finance USA Ltd., (Australia),
3,400		5.875%, 07/15/13	3,712
1,585		8.950%, 05/01/14	1,904

			5,616
		Total Materials	34,622
Telecommunication Services — 1.0%
		Diversified Telecommunication Services — 0.9%
7,950		AT&T Corp., 8.000%, 11/15/31	9,807
		AT&T, Inc.,
8,300		4.950%, 01/15/13	8,934
1,120		5.100%, 09/15/14	1,227
2,925		5.500%, 02/01/18	3,171
1,300		5.600%, 05/15/18	1,417
2,295		5.625%, 06/15/16	2,543
5,000		6.300%, 01/15/38	5,206
1,330		BellSouth Corp., 5.200%, 09/15/14	1,462
		BellSouth Telecommunications, Inc.,
1,966		6.300%, 12/15/15 (c)	2,082
1,200		7.000%, 10/01/25	1,327
		British Telecommunications plc, (United Kingdom),
5,000		5.150%, 01/15/13	5,218
2,800		5.950%, 01/15/18	2,894
8,236		9.125%, 12/15/10	8,578
300		9.625%, 12/15/30	375
		Deutsche Telekom International Finance BV, (Netherlands),
4,200		4.875%, 07/08/14	4,457
785		5.250%, 07/22/13	839
2,025		6.000%, 07/08/19	2,182
200		8.750%, 06/15/30	252
		France Telecom S.A., (France),
7,133		7.750%, 03/01/11	7,480
1,000		8.500%, 03/01/31	1,338
1,000		GTE Corp., 8.750%, 11/01/21	1,292
		Telecom Italia Capital S.A., (Luxembourg),
4,360		4.950%, 09/30/14	4,324
2,300		5.250%, 11/15/13	2,392
1,350		6.175%, 06/18/14	1,397
2,125		6.999%, 06/04/18	2,237
		Telefonica Emisiones S.A.U., (Spain),
4,000		5.855%, 02/04/13	4,281
1,500		5.877%, 07/15/19	1,548
1,000		Telefonica Europe BV, (Netherlands), 7.750%, 09/15/10	1,019
1,839		TELUS Corp., (Canada), 8.000%, 06/01/11	1,960
		Verizon Communications, Inc.,
2,175		5.500%, 02/15/18	2,341
250		5.550%, 02/15/16	276
1,443		5.850%, 09/15/35	1,425
4,400		7.350%, 04/01/39	5,229
1,500		8.750%, 11/01/18	1,912
6,498		Verizon Florida LLC, 6.125%, 01/15/13	7,061
		Verizon Global Funding Corp.,
8,808		7.250%, 12/01/10	9,080
2,950		7.750%, 12/01/30	3,546
		Verizon Maryland, Inc.,
2,363		6.125%, 03/01/12	2,521
3,100		7.150%, 05/01/23	3,309
900		Verizon New England, Inc., 4.750%, 10/01/13	952
880		Verizon New York, Inc., 7.375%, 04/01/32	972
5,232		Verizon Pennsylvania, Inc., 8.350%, 12/15/30	6,025
2,788		Verizon Virginia, Inc., 4.625%, 03/15/13	2,947

			138,835
		Wireless Telecommunication Services — 0.1%
1,500		Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,658
		New Cingular Wireless Services, Inc.,
6,983		7.875%, 03/01/11	7,329
1,215		8.750%, 03/01/31	1,614
		Vodafone Group plc, (United Kingdom),
5,125		5.000%, 09/15/15	5,463
753		5.450%, 06/10/19	791

			16,855
		Total Telecommunication Services	155,690
Utilities — 1.1%
		Electric Utilities — 0.8%
		Alabama Power Co.,
711		4.700%, 12/01/10	725
700		6.125%, 05/15/38	755
1,110		Arizona Public Service Co., 4.650%, 05/15/15	1,164
		Carolina Power & Light Co.,
2,177		5.125%, 09/15/13	2,378
2,000		5.300%, 01/15/19	2,165
		CenterPoint Energy Houston Electric LLC,
3,100		5.750%, 01/15/14	3,444
725		7.000%, 03/01/14	828
3,450		Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	4,177
1,550		Columbus Southern Power Co., 6.050%, 05/01/18	1,735
925		Connecticut Light & Power Co. (The), 5.650%, 05/01/18	1,018
		Duke Energy Carolinas LLC,
1,400		5.100%, 04/15/18	1,498
1,795		5.625%, 11/30/12	1,968
1,816		6.250%, 01/15/12	1,962
1,875		Duke Energy Corp., 3.950%, 09/15/14	1,941
3,100		Duke Energy Indiana, Inc., 6.350%, 08/15/38	3,562
4,600		Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	4,507
		Florida Power & Light Co.,
500		5.950%, 10/01/33	531
1,000		5.950%, 02/01/38	1,078
		Florida Power Corp.,
500		4.800%, 03/01/13	536
1,125		5.650%, 06/15/18	1,247
700		6.400%, 06/15/38	798
		FPL Group Capital, Inc.,
900		5.350%, 06/15/13	976
1,200		6.000%, 03/01/19 (c)	1,324
1,600		7.875%, 12/15/15	1,952
		Georgia Power Co.,
400		5.950%, 02/01/39	421
1,100		6.000%, 11/01/13	1,239
340		Indiana Michigan Power Co., 7.000%, 03/15/19	393
300		Jersey Central Power & Light Co., 7.350%, 02/01/19	355
281		Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	285
700		MidAmerican Energy Co., 5.300%, 03/15/18	762
1,625		Midamerican Energy Holdings Co., 5.750%, 04/01/18	1,768
		Nevada Power Co.,
950		6.500%, 08/01/18	1,071
1,825		7.125%, 03/15/19	2,119
1,625		Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	1,655
		Nisource Finance Corp.,
2,560		6.150%, 03/01/13	2,787
325		7.875%, 11/15/10	334
1,850		10.750%, 03/15/16	2,373
2,500		Northern States Power Co., 6.250%, 06/01/36	2,825
2,400		Ohio Power Co., 5.750%, 09/01/13	2,646
		Oncor Electric Delivery Co. LLC,
820		5.950%, 09/01/13	900
3,000		6.800%, 09/01/18	3,459
		Pacific Gas & Electric Co.,
1,980		5.625%, 11/30/17	2,173
750		8.250%, 10/15/18	929
		PacifiCorp,
250		5.500%, 01/15/19	275
1,000		5.650%, 07/15/18	1,110
125		6.900%, 11/15/11	135
900		Peco Energy Co., 5.350%, 03/01/18	989
675		Pepco Holdings, Inc., 6.450%, 08/15/12	733
1,320		Potomac Electric Power Co., 6.500%, 11/15/37	1,512
730		Progress Energy, Inc., 6.050%, 03/15/14	813
		PSEG Power LLC,
2,411		5.125%, 04/15/20 (e)	2,471
2,190		5.500%, 12/01/15	2,394
1,255		8.625%, 04/15/31	1,622
275		Public Service Co. of Colorado, 5.800%, 08/01/18	309
3,350		Public Service Co. of Oklahoma, 6.625%, 11/15/37	3,716
		Public Service Electric & Gas Co.,
825		5.300%, 05/01/18	882
1,138		5.375%, 11/01/39	1,138
5,300		6.330%, 11/01/13	6,008
		Southern California Edison Co.,
1,200		4.150%, 09/15/14	1,277
1,400		5.500%, 08/15/18	1,545
1,650		5.750%, 03/15/14	1,851
645		5.950%, 02/01/38	698
2,450		6.050%, 03/15/39	2,692
580		Southern Co., 4.150%, 05/15/14	610
1,000		Southwestern Public Service Co., 8.750%, 12/01/18	1,277
		Spectra Energy Capital LLC,
2,900		5.500%, 03/01/14	3,073
350		5.668%, 08/15/14	374
3,645		6.250%, 02/15/13	3,961
3,850		8.000%, 10/01/19	4,616
		Virginia Electric and Power Co.,
2,550		5.100%, 11/30/12	2,764
4,600		5.400%, 04/30/18	4,951
800		5.950%, 09/15/17	900

			125,459
		Gas Utilities — 0.1%
1,700		AGL Capital Corp., 4.450%, 04/15/13	1,778
1,530		ANR Pipeline Co., 9.625%, 11/01/21	2,099
		Atmos Energy Corp.,
320		5.125%, 01/15/13	343
690		8.500%, 03/15/19	866
530		CenterPoint Energy Resources Corp., 6.125%, 11/01/17	578
1,950		Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	2,129
1,037		Southern California Gas Co., 4.800%, 10/01/12	1,107
70		Texas Eastern Transmission LP, 7.300%, 12/01/10	72
		TransCanada Pipelines Ltd., (Canada),
1,515		4.000%, 06/15/13	1,582
1,500		6.200%, 10/15/37	1,505
1,900		6.500%, 08/15/18	2,144
2,100		7.250%, 08/15/38	2,435

			16,638
		Multi-Utilities — 0.2%
		Dominion Resources, Inc.,
1,879		6.250%, 06/30/12	2,050
1,200		7.000%, 06/15/38	1,394
1,600		8.875%, 01/15/19	2,049
3,250		KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	3,744
1,550		PG&E Corp., 5.750%, 04/01/14	1,711
		Sempra Energy,
1,500		6.000%, 10/15/39	1,526
2,300		6.150%, 06/15/18	2,578
900		6.500%, 06/01/16	1,028
2,760		8.900%, 11/15/13	3,286
1,550		9.800%, 02/15/19	2,027
		Wisconsin Electric Power Co.,
1,400		6.000%, 04/01/14	1,577
1,295		6.250%, 12/01/15	1,502
601		Xcel Energy, Inc., 4.700%, 05/15/20	607

			25,079
		Water Utilities — 0.0% (g)
2,025		American Water Capital Corp., 6.085%, 10/15/17	2,187

		Total Utilities	169,363
		Total Corporate Bonds (Cost $1,764,803)	1,850,326
Foreign Government Securities — 0.2%
3,040		Province of Manitoba, (Canada), 2.125%, 04/22/13	3,088
12,250		Province of Ontario, (Canada), 2.950%, 02/05/15	12,418
560		Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	664
		United Mexican States, (Mexico),
2,035		5.875%, 01/15/14 (c)	2,279
3,398		6.375%, 01/16/13	3,713
850		6.625%, 03/03/15 (c)	956
4,881		7.500%, 04/08/33	5,833
2,925		8.300%, 08/15/31	3,773

		Total Foreign Government Securities (Cost $30,136)	32,724
Mortgage Pass-Through Securities — 10.6%
		Federal Home Loan Mortgage Corp.,
127		ARM, 2.575%, 07/01/19	132
1,175		ARM, 2.605%, 12/01/33	1,217
258		ARM, 2.606%, 01/01/27	268
2,412		ARM, 2.625%, 01/01/35	2,491
2,144		ARM, 2.649%, 04/01/34	2,209
6,061		ARM, 2.674%, 05/01/33	6,296
102		ARM, 2.855%, 04/01/30	107
252		ARM, 2.873%, 09/01/32	262
4,074		ARM, 2.906%, 09/01/34	4,237
67		ARM, 3.125%, 07/01/26	69
927		ARM, 3.448%, 01/01/37	961
1,116		ARM, 3.997%, 08/01/35	1,156
1,093		ARM, 4.335%, 11/01/36	1,143
1,607		ARM, 5.076%, 02/01/36	1,678
1,729		ARM, 5.218%, 07/01/37	1,813
7,160		ARM, 5.243%, 03/01/36	7,505
5,000		ARM, 5.322%, 05/01/38	5,266
3,011		ARM, 5.508%, 12/01/35	3,169
10,022		ARM, 5.547%, 05/01/36	10,629
9,027		ARM, 5.551%, 05/01/36	9,513
7,719		ARM, 5.649%, 03/01/36	8,112
5,999		ARM, 5.652%, 04/01/38	6,316
6,306		ARM, 5.671%, 02/01/37	6,653
8,652		ARM, 5.686%, 06/01/37	9,261
3,401		ARM, 5.693%, 04/01/37	3,599
9,374		ARM, 5.739%, 05/01/37	9,893
4,932		ARM, 5.765%, 05/01/37	5,198
3,867		ARM, 5.768%, 06/01/36	4,111
3,092		ARM, 5.777%, 07/01/36	3,265
3,645		ARM, 5.794%, 05/01/37	3,863
8,073		ARM, 5.813%, 01/01/37	8,546
1,476		ARM, 5.816%, 05/01/37	1,559
4,032		ARM, 5.838%, 10/01/36	4,271
2,225		ARM, 5.841%, 05/01/36	2,351
7,335		ARM, 5.874%, 11/01/36	7,789
1,577		ARM, 5.889%, 02/01/37	1,672
5,798		ARM, 5.910%, 04/01/37	6,140
511		ARM, 5.926%, 02/01/37	542
2,438		ARM, 5.953%, 04/01/37	2,607
3,638		ARM, 5.956%, 03/01/37	3,858
15,400		ARM, 6.003%, 06/01/36	16,396
17,788		ARM, 6.013%, 12/01/36	18,912
4,058		ARM, 6.032%, 10/01/36	4,262
8,233		ARM, 6.056%, 09/01/36	8,702
2,741		ARM, 6.132%, 05/01/37	2,925
807		ARM, 6.150%, 12/01/36	852
13,691		ARM, 6.183%, 12/01/36	14,517
17,421		6.195%, 03/01/37	18,374
9,882		ARM, 6.203%, 02/01/37	10,519
6,579		ARM, 6.261%, 09/01/36	6,923
11,332		ARM, 6.306%, 10/01/36	11,970
5,514		ARM, 6.355%, 10/01/36	5,834
21,009		6.364%, 12/01/36 - 05/01/37	22,304
2,558		ARM, 6.400%, 10/01/36	2,699
1,399		ARM, 6.409%, 11/01/37	1,503
2,527		ARM, 6.410%, 12/01/36	2,723
2,119		ARM, 6.455%, 02/01/37	2,287
3,855		ARM, 6.507%, 10/01/36	4,066
2,871		ARM, 6.597%, 07/01/36	3,017
1,280		ARM, 6.604%, 08/01/36	1,353
7,717		ARM, 6.671%, 11/01/36	8,328
5,848		ARM, 6.672%, 10/01/36	6,165
16,967		ARM, 6.697%, 08/01/36	17,865
3,420		ARM, 6.803%, 08/01/36	3,604
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
7,617		4.000%, 04/01/14 - 05/01/19	7,890
4,571		4.500%, 08/01/18 - 10/01/18	4,827
23,900		5.000%, 10/01/17 - 12/01/18	25,644
17,791		5.500%, 06/01/17 - 06/01/20	19,236
25,687		6.000%, 10/01/17 - 03/01/22	27,722
8,719		6.500%, 07/01/16 - 03/01/22	9,414
126		7.000%, 08/01/10 - 04/01/17	136
100		7.500%, 04/01/11 - 11/01/15	105
57		8.500%, 11/01/15	66
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
9,132		5.500%, 01/01/23 - 11/01/23	9,836
621		6.000%, 12/01/22	683
3,673		6.500%, 12/01/13 - 01/01/28	4,029
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year FHA/VA,
22,329		7.500%, 01/01/32 - 12/01/36	25,322
12,994		10.000%, 10/01/30	15,317
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
6,073		4.000%, 10/01/33	6,031
30,944		5.000%, 01/01/34 - 03/01/35	32,629
7,673		5.500%, 10/01/33 - 07/01/35	8,225
5,287		6.000%, 10/01/29 - 12/01/36	5,746
20,551		6.500%, 08/01/29 - 11/01/37	22,660
6,497		7.000%, 04/01/22 - 02/01/37	7,272
19,470		7.500%, 08/01/25 - 09/01/38	21,515
59		8.000%, 07/01/20 - 11/01/24	67
166		8.500%, 07/01/28	193
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
20,480		5.500%, 04/01/18	21,766
18,759		6.500%, 12/01/35 - 06/01/37	20,165
2,070		7.000%, 07/01/29 - 08/01/47	2,269
2,637		10.000%, 03/17/26	3,052
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
43		12.000%, 08/01/15 - 07/01/19	46
		Federal National Mortgage Association,
877		ARM, 1.686%, 08/01/34	890
841		ARM, 1.991%, 02/01/35	863
11,651		ARM, 2.026%, 01/01/35	11,968
2,312		ARM, 2.238%, 05/01/35	2,360
11,189		ARM, 2.416%, 01/01/36	11,583
80		ARM, 2.419%, 03/01/19	83
1,025		ARM, 2.449%, 04/01/34	1,061
435		ARM, 2.474%, 05/01/35	446
296		ARM, 2.506%, 07/01/34	307
2,076		ARM, 2.554%, 03/01/35	2,154
2,754		ARM, 2.685%, 06/01/34	2,852
2,748		ARM, 2.714%, 01/01/36	2,858
2,882		ARM, 2.727%, 07/01/35	3,017
3,277		ARM, 2.843%, 06/01/36	3,393
17		ARM, 2.884%, 01/01/19	17
1,395		ARM, 3.010%, 10/01/34	1,435
1,462		ARM, 3.041%, 08/01/33	1,511
434		ARM, 3.099%, 01/01/34	450
1,041		ARM, 3.108%, 08/01/35	1,065
1,308		ARM, 3.142%, 09/01/35	1,351
1,011		ARM, 3.234%, 08/01/34	1,046
239		ARM, 3.238%, 09/01/34	248
354		ARM, 3.371%, 09/01/27	359
716		ARM, 3.431%, 08/01/34	734
15		ARM, 3.598%, 06/01/26	16
3,402		ARM, 3.855%, 04/01/35	3,510
337		ARM, 4.011%, 03/01/29	346
175		ARM, 4.051%, 01/01/36	181
912		ARM, 4.090%, 09/01/33	943
1,911		ARM, 4.150%, 09/01/33	1,978
881		ARM, 4.454%, 11/01/34	928
1,018		ARM, 4.615%, 02/01/36	1,069
1,318		ARM, 4.707%, 11/01/34	1,376
14		ARM, 4.786%, 08/01/19	15
1,251		ARM, 5.008%, 01/01/34	1,317
1,480		ARM, 5.048%, 01/01/35	1,554
2,362		ARM, 5.139%, 10/01/34	2,479
1,596		ARM, 5.160%, 11/01/33	1,665
1,907		ARM, 5.255%, 09/01/36	2,003
11,721		ARM, 5.297%, 01/01/38	12,443
4,177		ARM, 5.367%, 10/01/35	4,397
6,387		ARM, 5.484%, 07/01/37	6,768
2,185		ARM, 5.534%, 01/01/37	2,304
2,976		ARM, 5.540%, 08/01/36	3,131
4,110		ARM, 5.585%, 11/01/37	4,353
3,287		ARM, 5.587%, 12/01/36	3,461
3,509		ARM, 5.599%, 06/01/36	3,701
12,267		ARM, 5.616%, 04/01/37	12,951
2,878		ARM, 5.620%, 08/01/36	3,077
7,120		ARM, 5.656%, 09/01/36	7,510
5,339		ARM, 5.667%, 11/01/36	5,624
29,241		ARM, 5.686%, 01/01/23	31,033
4,367		ARM, 5.704%, 02/01/37	4,607
13,933		ARM, 5.708%, 08/01/37	14,733
3,008		ARM, 5.762%, 07/01/37	3,191
21,188		ARM, 5.763%, 12/01/37	22,531
15,870		ARM, 5.801%, 12/01/36	16,803
10,978		ARM, 5.803%, 10/01/36	11,611
3,601		ARM, 5.836%, 11/01/36	3,829
6,366		ARM, 5.882%, 07/01/36	6,765
4,493		ARM, 5.896%, 09/01/37	4,852
2,893		ARM, 5.898%, 09/01/37	3,078
16,006		ARM, 5.900%, 07/01/37	16,937
5,623		ARM, 5.908%, 10/01/36	5,968
5,077		ARM, 5.952%, 09/01/37	5,439
2,660		ARM, 5.956%, 05/01/36	2,810
8,421		ARM, 5.967%, 08/01/36	8,935
5,123		ARM, 5.974%, 09/01/37	5,454
12,928		ARM, 6.083%, 11/01/37	13,720
13,781		ARM, 6.085%, 09/01/36	14,766
4,143		ARM, 6.113%, 07/01/37	4,405
5,719		ARM, 6.124%, 10/01/36	6,061
7,598		ARM, 6.173%, 08/01/36	8,150
2,799		ARM, 6.177%, 09/01/37	3,005
17,162		6.182%, 06/01/36 - 02/01/37	18,162
2,465		ARM, 6.243%, 09/01/36	2,605
3,752		ARM, 6.467%, 01/01/37	4,043
8,266		ARM, 6.626%, 09/01/36	8,743
		Federal National Mortgage Association, 15 Year, Single Family,
776		3.500%, 04/01/19	781
14,566		4.000%, 07/01/18 - 12/01/20	15,279
53,523		4.500%, 05/01/18 - 12/01/19	56,813
45,423		5.000%, 12/01/16 - 10/01/19	48,796
52,718		5.500%, 02/01/18 - 07/01/20	57,031
82,273		6.000%, 06/01/16 - 01/01/24	88,937
14,356		6.500%, 12/01/10 - 02/01/24	15,556
1,717		7.000%, 03/01/17 - 11/01/17	1,863
206		7.500%, 10/01/12 - 03/01/17	222
158		8.000%, 11/01/12 - 11/01/15	168
		Federal National Mortgage Association, 20 Year, Single Family,
8,940		6.000%, 02/01/14 - 09/01/29	9,673
6,872		6.500%, 05/01/22 - 04/01/25	7,651
		Federal National Mortgage Association, 30 Year FHA/VA,
297		6.000%, 09/01/33	326
613		6.500%, 03/01/29	681
83		7.000%, 02/01/33	93
124		8.000%, 06/01/28	144
150		8.500%, 08/01/27 - 02/01/30	173
199		9.000%, 05/01/18 - 12/01/30	225
45		9.500%, 12/01/18	52
		Federal National Mortgage Association, 30 Year, Single Family,
2,136		4.000%, 12/01/33	2,126
2,908		4.500%, 11/01/33	3,006
24,197		5.000%, 06/01/33 - 09/01/35	25,481
21,725		5.500%, 11/01/32 - 03/01/34	23,359
4,833		6.000%, 12/01/28 - 09/01/33	5,302
102,062		6.500%, 11/01/29 - 10/01/38	112,204
19,953		7.000%, 04/01/17 - 10/01/38	22,354
53,133		7.500%, 11/01/22 - 04/01/39	59,360
2,330		8.000%, 03/01/21 - 01/01/38	2,684
61		8.500%, 07/01/24 - 06/01/25	70
8		9.000%, 04/01/26	9
49		9.500%, 07/01/28	57
23		10.000%, 02/01/24	27
53		12.500%, 01/01/16	57
		Federal National Mortgage Association, Other,
1,855		4.000%, 09/01/13 - 03/01/14	1,901
1,220		4.500%, 11/01/14	1,269
1,002		5.000%, 12/01/32	1,051
2,348		5.500%, 03/01/17 - 10/01/34	2,421
865		6.000%, 02/01/36	927
10,643		6.500%, 04/01/36 - 05/01/37	11,607
9,390		7.000%, 02/01/36 - 01/01/38	10,335
757		7.500%, 10/01/37	832
3,650		8.000%, 11/01/37	4,011
263		10.890%, 04/15/19	295
		Government National Mortgage Association II, 30 Year, Single Family,
400		6.000%, 03/20/28	441
3,400		7.000%, 08/20/38	3,728
241		7.500%, 02/20/28 - 09/20/28	274
465		8.000%, 12/20/25 - 10/20/28	536
215		8.500%, 03/20/25 - 05/20/25	250
		Government National Mortgage Association, 15 Year, Single Family,
258		6.000%, 10/15/17	280
311		6.500%, 06/15/17 - 12/15/17	336
19		7.500%, 02/15/12 - 03/15/12	21
611		8.000%, 01/15/16	661
		Government National Mortgage Association, 30 Year, Single Family,
2,474		5.500%, 06/15/33 - 09/15/34	2,678
683		6.000%, 11/15/28	750
10,588		6.500%, 01/15/24 - 12/15/35	11,683
16,536		7.000%, 08/15/23 - 04/15/37	18,374
9,925		7.500%, 11/15/22 - 10/15/37	10,960
119		8.000%, 05/15/22 - 08/15/28	137
47		8.500%, 03/15/17 - 11/15/17	52
81		9.000%, 08/15/16 - 11/15/24	93
5,285		9.500%, 01/15/17 - 12/15/25	6,405
51		12.000%, 11/15/19	56

		Total Mortgage Pass-Through Securities (Cost $1,659,606)	1,704,001
Municipal Bond — 0.0% (g)
		Illinois — 0.0% (g)
5,450		State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33 (Cost $5,234)	4,740

Supranational — 0.0% (g)
720		Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $719)	775

U.S. Government Agency Securities — 0.8%
5,000		Federal Farm Credit Bank, 1.875%, 12/07/12	5,073
		Federal Home Loan Bank System,
15,880		4.720%, 09/20/12	16,876
6,700		4.875%, 05/17/17	7,475
4,000		5.000%, 11/17/17	4,481
		Federal Home Loan Mortgage Corp.,
38,500		4.125%, 12/21/12 (c)	41,162
11,000		5.500%, 08/23/17	12,684
1,260		5.750%, 01/15/12	1,358
		Federal National Mortgage Association,
18,400		5.375%, 06/12/17	21,036
1,190		5.500%, 03/15/11	1,237
2,735		6.125%, 03/15/12	2,986
7,494		6.250%, 02/01/11	7,783
13,200		Financing Corp. Fico, Zero Coupon, 09/26/19	9,001
1,195		Tennessee Valley Authority, 5.250%, 09/15/39	1,249

		Total U.S. Government Agency Securities (Cost $129,540)	132,401
U.S. Treasury Obligations — 28.0%
		U.S. Treasury Bonds,
3,100		4.500%, 02/15/36	3,262
500		4.750%, 02/15/37	546
650		5.250%, 11/15/28	753
2,800		5.375%, 02/15/31	3,308
11,350		5.500%, 08/15/28	13,508
4,300		6.000%, 02/15/26	5,352
2,050		6.125%, 11/15/27	2,601
1,000		6.250%, 08/15/23	1,256
4,750		6.375%, 08/15/27	6,175
7,550		6.500%, 11/15/26	9,905
5,100		6.625%, 02/15/27	6,779
6,800		6.750%, 08/15/26	9,123
2,120		7.125%, 02/15/23	2,846
20,250		7.250%, 05/15/16	25,632
24,490		7.250%, 08/15/22 (m)	33,096
150,592		7.500%, 11/15/16 (m)	194,264
8,717		7.875%, 02/15/21 (m)	12,134
1,000		8.000%, 11/15/21	1,414
51,000		8.125%, 08/15/19	70,846
16,650		8.125%, 05/15/21	23,628
48,180		8.500%, 02/15/20	68,886
185,495		8.750%, 05/15/17 (m)	256,795
14,000		8.750%, 05/15/20	20,387
49,489		8.750%, 08/15/20	72,254
357,850		8.875%, 08/15/17 (m)	500,654
269,936		8.875%, 02/15/19 (c)	388,476
21,500		9.000%, 11/15/18	31,104
24,600		9.250%, 02/15/16	33,669
9,594		9.875%, 11/15/15 (m)	13,339
11,250		10.625%, 08/15/15	15,933
3,650		11.250%, 02/15/15 (m)	5,167
10,109		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28 (m)	17,324
		U.S. Treasury Inflation Indexed Notes,
1,000		2.000%, 04/15/12	1,109
2,000		2.000%, 07/15/14	2,463
		U.S. Treasury Notes,
36,700		1.375%, 09/15/12	37,090
20,060		1.375%, 10/15/12	20,256
15,990		1.375%, 11/15/12	16,126
17,815		1.375%, 02/15/13	17,912
15,000		1.750%, 04/15/13	15,224
10,000		1.750%, 01/31/14	10,041
20,500		1.750%, 03/31/14	20,539
12,000		1.875%, 02/28/14	12,089
26,600		2.375%, 10/31/14	27,090
6,000		2.375%, 02/28/15	6,096
25,000		2.375%, 03/31/16	24,852
7,000		2.625%, 06/30/14	7,223
128,950		2.625%, 07/31/14	133,030
230,000		2.625%, 12/31/14	236,541
19,000		2.625%, 02/29/16	19,172
10,800		2.625%, 04/30/16	10,867
169,500		3.125%, 10/31/16	174,082
20,000		3.125%, 01/31/17	20,484
197,200		3.250%, 12/31/16	203,609
76,500		3.250%, 03/31/17	79,034
77,000		4.250%, 11/15/17	84,477
2,000		4.500%, 11/30/11	2,116
188,500		4.500%, 05/15/17	210,428
9,500		4.625%, 02/15/17	10,655
51,250		4.750%, 08/15/17	58,025
		U.S. Treasury STRIPS,
20,256		02/15/11 (c)	20,222
8,820		08/15/11 (c)	8,779
239		02/15/12	236
399		08/15/12	391
26,132		11/15/12 (c)	25,484
46,062		02/15/13	44,657
31,374		08/15/13	29,999
10,750		11/15/13 (c)	10,205
86,776		02/15/14 (m)	81,536
64,063		05/15/14 (m)	59,721
57,062		08/15/14 (m)	52,737
30,961		11/15/14	28,356
40,209		02/15/15 (m)	36,368
9,895		05/15/15	8,870
15,750		08/15/15	13,967
4,941		08/15/15	4,380
38,361		11/15/15	33,610
8,096		11/15/15 (c)	7,094
94,812		02/15/16 (m)	82,073
32,950		05/15/16 (c)	28,210
44,427		08/15/16	37,542
19,261		11/15/16 (c)	16,091
14,200		11/15/16	11,871
82,408		02/15/17 (c)	68,101
24,158		05/15/17	19,774
42,303		08/15/17 (c)	34,117
5,200		08/15/17 (c)	4,202
90,980		11/15/17 (c)	72,520
33,450		02/15/18 (c)	26,385
8,863		05/15/18	6,931
41,786		08/15/18	32,172
8,385		11/15/18 (c)	6,372
11,897		02/15/19 (c)	8,872
11,475		02/15/19	8,558
105,365		05/15/19 (c)	77,359
76,575		08/15/19 (c)	55,402
21,100		05/15/20	14,596
4,550		05/15/20	3,161
23,900		08/15/20	16,293
8,550		11/15/20	5,756
1,000		02/15/21	665
7,708		02/15/22	4,848
7,869		02/15/23	4,686
1,200		02/15/24	679
7,000		05/15/24	3,921
5,925		08/15/24	3,273
12,600		11/15/24	6,859
5,800		02/15/25	3,113
2,700		05/15/25	1,431
16,000		08/15/25	8,379
11,800		05/15/26	5,963
9,800		08/15/27	4,658
9,250		11/15/27	4,345
5,250		02/15/18	2,434
1,300		05/15/28	596
4,000		02/15/29	1,764
1,250		05/15/29	545
2,800		08/15/29	1,206
1,120		11/15/29	477
500		02/15/30	210
2,800		05/15/31	1,113
3,925		08/15/31 (c)	1,542
1,700		11/15/31	660
1,175		05/15/36	369

		Total U.S. Treasury Obligations (Cost $4,300,293)	4,477,752
SHARES
Common Stock — 0.0% (g)
Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
—	(h)	Dynegy, Inc. (Cost $—) (a)	1

Short-Term Investments — 9.0%
Investment Companies — 9.0%
835,374		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (Cost $835,374)	835,374
600,187		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (Cost $600,187)	600,187
		Total Investment Companies (Cost $1,435,561)	1,435,561
		Total Short-Term Investments (Cost $1,435,561)	1,435,561
PRINCIPAL AMOUNT ($)
Investments of Cash Collateral for Securities on Loan — 1.0%
		Asset-Backed Security — 0.0% (g)
859		GSAA Trust, Series 2006-3, Class A1, VAR, 0.309%, 03/30/10	625

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Investment Company — 1.0%
158,069		JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l)	158,069

		Total Investments of Cash Collateral for Securities on Loan (Cost $158,928)	158,694
		Total Investments —100.6% (Cost $15,513,010)	16,102,844
		Liabilities in Excess of Other Assets — (0.6)%	(88,265)
		NET ASSETS — 100.0%	$16,014,579

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2010.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HFC	—	Housing Finance Corp.
IF	—
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2010. The rate may be subject to a cap and floor.

IO	—
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2010.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $1,777,000 which amounts to 0.0% of total investments.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$694,722
Aggregate gross unrealized depreciation	(104,888)
Net unrealized appreciation/depreciation	$589,834
Federal income tax cost of investments	$15,513,010

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Utilities	$1	$–	$–	$1
Total Common Stocks	1	–	–	1
Debt Securities
Asset-Backed Securities	–	369,869	–	369,869
Collateralized Mortgage Obligations	–	5,743,024	1,777	5,744,801
Commercial Mortgage-Backed Securities	–	191,199	–	191,199
Corporate Bonds
Consumer Discretionary	–	113,217	–	113,217
Consumer Staples	–	87,836	–	87,836
Energy	–	108,600	–	108,600
Financials	–	1,025,203	–	1,025,203
Health Care	–	32,337	–	32,337
Industrials	–	64,584	–	64,584
Information Technology	–	58,874	–	58,874
Materials	–	34,622	–	34,622
Telecommunication Services	–	155,690	–	155,690
Utilities	–	169,363	–	169,363
Total Corporate Bonds	–	1,850,326	–	1,850,326
Foreign Government Securities	–	32,724	–	32,724
Mortgage Pass-Through Securities	–	1,704,001	–	1,704,001
Municipal Bonds	–	4,740	–	4,740
Supranational	–	775	–	775
U.S. Government Agency Securities	–	132,401	–	132,401
U.S. Treasury Obligations	–	4,477,752	–	4,477,752
Short-Term Investments
Investment Companies	1,435,561	–	–	1,435,561
Investments of Cash Collateral for Securities on Loan
Asset-Backed Securities	–	625	–	625
Investment Companies	158,069	–	–	158,069
Total Investments in Securities	$1,593,631	$14,507,436	$1,777	$16,102,844

There were no significant transfers into and out of Levels 1 and 2 during the three months ended May 31, 2010.
The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/10
Investments in Securities
Asset-Backed Securities	2,449	-	-	-	-	-	(2,449)	-
Collateralized Mortgage Obligations	7,560	-	(537)	4	-	-	(5,250)	1,777
Total	$10,009	$-	$(537)	$4	$-	$-	$(7,699)	$1,777
Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.
Transferred from Level 2 to Level 3 due to lack of observable market inputs.
Transferred from Level 3 to Level 2 due to available market inputs to determine price.
The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(537,000).

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

	PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

			Asset-Backed Securities — 2.3%
	1,465		Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.450%, 05/15/14	1,464
			AmeriCredit Automobile Receivables Trust,
	1,510		Series 2008-AF, Class A4, 6.960%, 10/14/14	1,607
	270		Series 2010-1, Class A3, 1.660%, 03/17/14	270
	763		Ameriquest Mortgage Securities, Inc., Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	735
	53		BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 02/25/13	44
			Bear Stearns Asset-Backed Securities Trust,
	1,007		Series 2003-SD2, Class 2A, VAR, 3.610%, 06/25/43	924
	1,588		Series 2006-SD1, Class A, VAR, 0.713%, 04/25/36	1,050
	433		Capital One Auto Finance Trust, Series 2007-C, Class A3A, 5.130%, 04/16/12	439
			Centex Home Equity,
	435		Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	414
	135		Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	118
	1,040		Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	1,004
			Chase Funding Mortgage Loan Asset-Backed Certificates,
	979		Series 2002-1, Class 1A5, SUB, 6.595%, 02/25/32	994
	1,013		Series 2003-6, Class 1A4, 4.499%, 08/25/30	983
	1,372		Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,629
	1,015		Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.348%, 08/25/33	960
			CNH Equipment Trust,
	210		Series 2008-B, Class A3A, 4.780%, 07/16/12	213
	2,400		Series 2010-A, Class A3, 1.540%, 07/15/14	2,401
	410		Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	413
			Countrywide Asset-Backed Certificates,
	8		Series 2004-1, Class 3A, VAR, 0.623%, 04/25/34	6
	590		Series 2004-1, Class M1, VAR, 0.843%, 03/25/34	456
	480		Series 2004-1, Class M2, VAR, 0.893%, 03/25/34	345
	1,539		Series 2004-6, Class M1, VAR, 0.943%, 10/25/34	895
	230		Series 2004-13, Class MV8, VAR, 2.043%, 01/25/35 (f) (i)	13
	18		Series 2005-3, Class AF3, VAR, 4.823%, 08/25/35	18
	411		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	268
	102		CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	87
	635		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	703
	57		GSAMP Trust, Series 2005-WMC2, Class A2B, VAR, 0.603%, 11/25/35	55
			HFC Home Equity Loan Asset-Backed Certificates,
	1,268		Series 2004-1, Class A, VAR, 0.690%, 09/20/33	1,145
	273		Series 2005-2, Class A1, VAR, 0.610%, 01/20/35	242
	1,092		Series 2005-2, Class M1, VAR, 0.800%, 01/20/35	957
	1,092		Series 2005-2, Class M2, VAR, 0.830%, 01/20/35	948
	414		Series 2006-1, Class A1, VAR, 0.500%, 01/20/36	384
	1,002		Series 2006-2, Class A1, VAR, 0.490%, 03/20/36	917
	836		Series 2006-3, Class A2F, SUB, 5.660%, 03/20/36	835
	1,075		Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	1,096
	250		Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	256
	1,455		Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	1,457
	1,278		Series 2007-3, Class APT, VAR, 1.540%, 11/20/36	1,076
			Long Beach Mortgage Loan Trust,
	818		Series 2004-1, Class M3, VAR, 1.393%, 02/25/34	689
	44		Series 2004-2, Class B, VAR, 3.843%, 06/25/34 (e) (f) (i)	4
	60		Series 2004-5, Class M6, VAR, 2.843%, 09/25/34 (f) (i)	4
	1,323		Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 1.843%, 03/25/33	833
			New Century Home Equity Loan Trust,
	1,000		Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	955
	610		Series 2005-1, Class M1, VAR, 0.793%, 03/25/35	529
	1,725		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.450%, 04/25/32 (e)	1,439
	120		Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.423%, 06/25/37	106
	221		Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 01/02/24	237
	1,500		Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	1,470
	295		USAA Auto Owner Trust, Series 2009-2, Class A4, 2.530%, 07/15/15	301

			Total Asset-Backed Securities (Cost $35,895)	34,388

			Collateralized Mortgage Obligations — 23.2%
			Agency CMO — 15.4%
	913		Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.270%, 12/28/12	976
			Federal Home Loan Mortgage Corp.-Government National Mortgage Association,
	246		Series 23, Class KZ, 6.500%, 11/25/23	260
	1,760		Series 24, Class J, 6.250%, 11/25/23	1,860
	314		Series 31, Class Z, 8.000%, 04/25/24	346
			Federal Home Loan Mortgage Corp. REMICS,
	16		Series 109, Class I, 9.100%, 01/15/21	18
	39		Series 11, Class D, 9.500%, 07/15/19	42
	26		Series 1254, Class N, 8.000%, 04/15/22	26
	185		Series 1316, Class Z, 8.000%, 06/15/22	207
	64		Series 1343, Class LB, 7.500%, 08/15/22	71
	2		Series 1351, Class TF, HB, 1,010.000%, 08/15/22	52
	125		Series 1456, Class Z, 7.500%, 01/15/23	125
	963		Series 1543, Class VN, 7.000%, 07/15/23	1,018
	24		Series 1556, Class H, 6.500%, 08/15/13	26
	420		Series 1577, Class PV, 6.500%, 09/15/23	462
	80		Series 1595, Class D, 7.000%, 10/15/13	87
	3		Series 1611, Class JC, IF, 10.000%, 08/15/23	3
	1,682		Series 1628, Class LZ, 6.500%, 12/15/23	1,832
	739		Series 1630, Class PK, 6.000%, 11/15/23	803
	1,000		Series 1671, Class I, 7.000%, 02/15/24	1,144
	16		Series 1671, Class QC, IF, 10.000%, 02/15/24	18
	131		Series 1695, Class G, HB, IF, 23.083%, 03/15/24	200
	77		Series 1710, Class GB, HB, IF, 34.777%, 04/15/24	126
	342		Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	96
	4		Series 198, Class Z, 8.500%, 09/15/22	5
	41		Series 201, Class Z, 8.000%, 02/15/23	41
	167		Series 2022, Class PE, 6.500%, 01/15/28	179
	1,268		Series 2033, Class K, 6.050%, 08/15/23	1,344
	1,099		Series 2036, Class PG, 6.500%, 01/15/28	1,171
	488		Series 2055, Class OE, 6.500%, 05/15/13	501
	156		Series 2089, Class PJ, IO, 7.000%, 10/15/28	34
	3,935		Series 2091, Class PG, 6.000%, 11/15/28	4,299
	267		Series 2148, Class ZA, 6.000%, 04/15/29	291
	445		Series 2201, Class C, 8.000%, 11/15/29	495
	117		Series 2261, Class ZY, 7.500%, 10/15/30	121
	1,351		Series 2293, Class ZA, 6.000%, 03/15/31	1,470
	175		Series 2297, Class NB, 6.000%, 03/15/16	187
	224		Series 2310, Class Z, 6.000%, 04/15/31	244
	82		Series 2313, Class LA, 6.500%, 05/15/31	89
	701		Series 2325, Class JO, PO, 06/15/31	596
	1,893		Series 2330, Class PE, 6.500%, 06/15/31	2,054
	612		Series 2344, Class QG, 6.000%, 08/15/16	662
	711		Series 2345, Class PQ, 6.500%, 08/15/16	768
	552		Series 2368, Class TG, 6.000%, 10/15/16	595
	1,124		Series 2394, Class MC, 6.000%, 12/15/16	1,214
	431		Series 2399, Class PG, 6.000%, 01/15/17	466
	300		Series 2410, Class QB, 6.250%, 02/15/32	342
	1,000		Series 2430, Class WF, 6.500%, 03/15/32	1,100
	1,186		Series 2466, Class DH, 6.500%, 06/15/32	1,308
	3,079		Series 2530, Class SK, IF, IO, 7.763%, 06/15/29	526
	376		Series 2534, Class SI, HB, IF, 20.184%, 02/15/32	454
	2,000		Series 2543, Class YX, 6.000%, 12/15/32	2,239
	4,864		Series 2545, Class SQ, IF, IO, 7.263%, 05/15/17	299
	456		Series 2557, Class HL, 5.300%, 01/15/33	497
	2,298		Series 2586, Class IO, IO, 6.500%, 03/15/33	458
	2,947		Series 2587, Class XS, IF, IO, 7.313%, 09/15/17	212
	619		Series 2594, Class IV, IO, 7.000%, 03/15/32	118
	209		Series 2602, Class BX, 3.500%, 12/15/22	215
	2,266		Series 2610, Class UI, IO, 6.500%, 05/15/33	452
	1,515		Series 2613, Class H, 4.500%, 05/15/18	1,606
	2,000		Series 2617, Class GR, 4.500%, 05/15/18	2,128
	929		Series 2630, Class KX, 4.050%, 06/15/18	928
	3,350		Series 2630, Class S, IF, IO, 6.813%, 01/15/17	171
	5,808		Series 2636, Class Z, 4.500%, 06/15/18	6,155
	4,834		Series 2641, Class SK, IF, IO, 6.813%, 01/15/18	441
	192		Series 2643, Class SA, HB, IF, 43.310%, 03/15/32	348
	243		Series 2650, Class PO, PO, 12/15/32	223
	243		Series 2650, Class SO, PO, 12/15/32	224
	657		Series 2656, Class AC, 6.000%, 08/15/33	727
	1,375		Series 2656, Class PE, 4.500%, 07/15/18	1,476
	1,846		Series 2658, Class A, 4.500%, 08/15/18	1,878
	886		Series 2668, Class SB, IF, 6.900%, 10/15/15	918
	1,246		Series 2686, Class GB, 5.000%, 05/15/20	1,289
	1,184		Series 2695, Class OB, PO, 10/15/33	922
	2,239		Series 2701, Class ST, IF, IO, 6.663%, 08/15/21	133
	1,510		Series 2707, Class KA, 4.500%, 11/15/18	1,545
	1,191		Series 2707, Class KJ, 5.000%, 11/15/18	1,264
	5,000		Series 2708, Class N, 4.000%, 11/15/18	5,213
	298		Series 2717, Class BA, 6.000%, 11/15/30	306
	658		Series 2723, Class JE, 5.500%, 12/15/33	658
	705		Series 2733, Class SB, IF, 7.707%, 10/15/33	739
	342		Series 2755, Class SA, IF, 13.526%, 05/15/30	375
	1,440		Series 2756, Class NA, 5.000%, 02/15/24	1,549
	248		Series 2761, Class SM, IF, 13.525%, 01/15/33	261
	2,000		Series 2764, Class OE, 4.500%, 03/15/19	2,123
	476		Series 2764, Class S, IF, 12.908%, 07/15/33	539
	856		Series 2776, Class SK, IF, 8.570%, 04/15/34	796
	1,479		Series 2779, Class SM, IF, IO, 6.813%, 10/15/18	121
	330		Series 2827, Class SQ, IF, 7.500%, 01/15/19	347
	4,992		Series 2864, Class NS, IF, IO, 6.763%, 09/15/34	311
	2,508		Series 2888, Class IN, IO, 5.000%, 10/15/18	152
	556		Series 2915, Class SY, IF, 15.407%, 01/15/35	566
	883		Series 2931, Class GA, 5.000%, 11/15/28	917
	507		Series 2942, Class ES, IF, IO, 6.313%, 03/15/35	6
	322		Series 2971, Class PI, IO, 5.500%, 03/15/26	3
	168		Series 2980, Class QB, 6.500%, 05/15/35	186
	362		Series 2990, Class SL, HB, IF, 23.258%, 06/15/34	512
	4,846		Series 2994, Class SC, IF, IO, 5.263%, 02/15/33	315
	900		Series 2995, Class FT, VAR, 0.587%, 05/15/29	894
	649		Series 3005, Class PV, IF, 12.199%, 10/15/33	736
	3,683		Series 3006, Class XD, IF, IO, 6.263%, 07/15/35	136
	1,210		Series 3020, Class DS, IF, IO, 6.313%, 08/15/35	13
	587		Series 3031, Class BN, HB, IF, 20.550%, 08/15/35	621
	982		Series 3059, Class B, 5.000%, 02/15/35	1,057
	1,000		Series 3064, Class OG, 5.500%, 06/15/34	1,090
	209		Series 3068, Class AO, PO, 01/15/35	198
	1,100		Series 3117, Class EO, PO, 02/15/36	971
	528		Series 3134, Class PO, PO, 03/15/36	455
	671		Series 3138, Class PO, PO, 04/15/36	578
	1,505		Series 3151, Class PD, 6.000%, 11/15/34	1,635
	1,367		Series 3152, Class MO, PO, 03/15/36	1,134
	6,886		Series 3202, Class HI, IF, IO, 6.313%, 08/15/36	910
	161		Series 3205, Class PA, 6.000%, 04/15/27	162
	198		Series 3269, Class WF, VAR, 0.000%, 01/15/37	195
	6,886		Series 3305, Class IW, IF, IO, 6.113%, 04/15/37	672
	777		Series 3331, Class PO, PO, 06/15/37	657
	6,648		Series 3369, Class SB, IF, IO, 6.083%, 09/15/37	707
	4,041		Series 3523, Class CI, IO, VAR, 2.461%, 02/15/12	100
	645		Series 3542, Class TN, IF, 6.000%, 07/15/36	656
	910		Series 3546, Class A, VAR, 6.017%, 02/15/39	965
	1,621		Series 3572, Class JS, IF, IO, 6.463%, 09/15/39	270
	3,823		Series 3609, Class SA, IF, IO, 6.003%, 12/15/39	427
	1,142		Series 3611, Class PO, PO, 07/15/34	987
	23		Series 38, Class D, 9.500%, 05/15/20	25
	10		Series 81, Class A, 8.125%, 11/15/20	11
	28		Series 84, Class F, 9.200%, 10/15/20	31
	803		Federal Home Loan Mortgage Corp. STRIPS, Series 186, Class PO, PO, 08/01/27	697
	1,045		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 4.811%, 10/25/37	1,072
			Federal National Mortgage Association Grantor Trust,
	1,018		Series 2002-T19, Class A1, 6.500%, 07/25/42	1,116
	790		Series 2004-T2, Class 1A3, 7.000%, 11/25/43	885
	957		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	1,088
	12,864		Series 2004-T3, Class 1IO4, IO, VAR, 0.600%, 02/25/44	224
			Federal National Mortgage Association Interest STRIPS,
	5,325		Series 203, Class 2, IO, 8.000%, 02/01/23	1,087
	914		Series 266, Class 2, IO, 7.500%, 08/01/24	187
	1,742		Series 348, Class 30, IO, 5.500%, 12/01/18	214
	1,698		Series 348, Class 31, IO, VAR, 5.500%, 12/01/18	186
	1,381		Series 356, Class 42, IO, 5.500%, 12/01/19	179
	3,431		Series 380, Class S36, IF, IO, 7.637%, 07/25/37	503
	1,864		Series 383, Class 68, IO, 6.500%, 09/01/37	360
	2,869		Series 383, Class 69, IO, VAR, 6.500%, 10/01/37	431
	819		Series 383, Class 86, IO, VAR, 7.000%, 09/01/37	131
			Federal National Mortgage Association REMICS,
	19		Series 1988-13, Class C, 9.300%, 05/25/18	21
	171		Series 1989-72, Class E, 9.350%, 10/25/19	198
	6		Series 1989-98, Class H, 11.500%, 12/25/19	7
	11		Series 1990-1, Class D, 8.800%, 01/25/20	13
	14		Series 1990-110, Class H, 8.750%, 09/25/20	16
	11		Series 1990-117, Class E, 8.950%, 10/25/20	12
	98		Series 1991-141, Class PZ, 8.000%, 10/25/21	108
	47		Series 1992-31, Class M, 7.750%, 03/25/22	53
	58		Series 1992-79, Class Z, 9.000%, 06/25/22	64
	50		Series 1992-101, Class J, 7.500%, 06/25/22	52
	524		Series 1992-188, Class PZ, 7.500%, 10/25/22	580
	611		Series 1992-200, Class SK, HB, IF, 20.523%, 11/25/22	812
	42		Series 1993-23, Class PZ, 7.500%, 03/25/23	46
	341		Series 1993-56, Class PZ, 7.000%, 05/25/23	377
	188		Series 1993-60, Class Z, 7.000%, 05/25/23	210
	411		Series 1993-79, Class PL, 7.000%, 06/25/23	454
	648		Series 1993-141, Class Z, 7.000%, 08/25/23	716
	327		Series 1993-149, Class M, 7.000%, 08/25/23	366
	1,409		Series 1993-160, Class ZA, 6.500%, 09/25/23	1,558
	111		Series 1993-165, Class SA, IF, 18.915%, 09/25/23	143
	12		Series 1993-205, Class H, PO, 09/25/23	11
	105		Series 1993-247, Class SM, HB, IF, 22.633%, 12/25/23	136
	114		Series 1993-255, Class E, 7.100%, 12/25/23	126
	180		Series 1993-257, Class C, PO, 06/25/23	173
	301		Series 1994-1, Class L, 6.500%, 01/25/14	321
	3,851		Series 1994-23, Class PX, 6.000%, 08/25/23	4,158
	161		Series 1994-65, Class PK, PO, 04/25/24	144
	398		Series 1995-4, Class Z, 7.500%, 10/25/22	469
	649		Series 1995-19, Class Z, 6.500%, 11/25/23	712
	103		Series 1996-59, Class K, 6.500%, 07/25/23	108
	174		Series 1997-11, Class E, 7.000%, 03/18/27	196
	593		Series 1997-20, Class D, 7.000%, 03/17/27	648
	69		Series 1997-27, Class J, 7.500%, 04/18/27	76
	1,740		Series 1997-37, Class SM, IF, IO, 7.625%, 12/25/22	271
	500		Series 1997-42, Class EG, 8.000%, 07/18/27	559
	1,077		Series 1997-63, Class ZA, 6.500%, 09/18/27	1,198
	1,581		Series 1999-47, Class JZ, 8.000%, 09/18/29	1,767
	480		Series 2000-8, Class Z, 7.500%, 02/20/30	532
	812		Series 2001-4, Class PC, 7.000%, 03/25/21	913
	329		Series 2001-5, Class OW, 6.000%, 03/25/16	347
	1,244		Series 2001-14, Class Z, 6.000%, 05/25/31	1,377
	951		Series 2001-36, Class ST, IF, IO, 8.157%, 11/25/30	174
	3,893		Series 2001-72, Class SB, IF, IO, 7.157%, 12/25/31	509
	867		Series 2002-11, Class QG, 5.500%, 03/25/17	930
	249		Series 2002-19, Class SC, IF, 13.585%, 03/17/32	311
	775		Series 2002-55, Class QE, 5.500%, 09/25/17	839
	883		Series 2002-63, Class KC, 5.000%, 10/25/17	943
	370		Series 2002-73, Class AN, 5.000%, 11/25/17	395
	1,230		Series 2003-8, Class QD, 5.000%, 09/25/16	1,262
	2,677		Series 2003-14, Class EH, IF, IO, 7.257%, 03/25/18	285
	1,000		Series 2003-18, Class GT, 5.000%, 03/25/18	1,082
	3,787		Series 2003-30, Class IP, IO, 5.750%, 08/25/32	346
	2,000		Series 2003-47, Class PE, 5.750%, 06/25/33	2,224
	215		Series 2003-60, Class DA, 4.250%, 06/25/21	221
	1,424		Series 2003-64, Class KS, IF, 9.286%, 07/25/18	1,580
	467		Series 2003-64, Class SX, IF, 13.056%, 07/25/33	492
	1,365		Series 2003-73, Class GA, 3.500%, 05/25/31	1,404
	2,000		Series 2003-83, Class PG, 5.000%, 06/25/23	2,147
	83		Series 2003-91, Class SD, IF, 11.929%, 09/25/33	92
	1,000		Series 2003-92, Class VH, 5.000%, 02/25/19	1,085
	2,000		Series 2003-106, Class WE, 4.500%, 11/25/22	2,119
	4,745		Series 2003-109, Class TS, IF, IO, 6.757%, 08/25/22	448
	690		Series 2003-128, Class KE, 4.500%, 01/25/14	723
	9,247		Series 2003-128, Class NG, 4.000%, 01/25/19	9,590
	1,000		Series 2004-8, Class GD, 4.500%, 10/25/32	1,059
	1,000		Series 2004-21, Class AE, 4.000%, 04/25/19	1,034
	170		Series 2004-22, Class A, 4.000%, 04/25/19	170
	51		Series 2004-29, Class WS, IF, 10.495%, 02/25/19	51
	1,000		Series 2004-53, Class NC, 5.500%, 07/25/24	1,083
	18		Series 2004-61, Class SC, IF, 10.807%, 08/25/34	18
	743		Series 2004-72, Class F, VAR, 0.843%, 09/25/34	749
	737		Series 2004-87, Class JI, IO, 5.000%, 11/25/30	39
	1,000		Series 2004-101, Class PD, 5.000%, 06/25/30	1,066
	245		Series 2005-42, Class PS, IF, 16.143%, 05/25/35	305
	4,365		Series 2005-53, Class CS, IF, IO, 6.357%, 06/25/35	615
	2,275		Series 2005-59, Class PC, 5.500%, 03/25/31	2,422
	685		Series 2005-65, Class KO, PO, 08/25/35	595
	6,800		Series 2005-68, Class BC, 5.250%, 06/25/35	7,391
	3,001		Series 2005-68, Class JK, 5.250%, 05/25/35	3,025
	7,647		Series 2005-72, Class WS, IF, IO, 6.407%, 08/25/35	877
	1,659		Series 2005-84, Class XM, 5.750%, 10/25/35	1,833
	515		Series 2005-90, Class ES, IF, 16.018%, 10/25/35	635
	530		Series 2005-106, Class US, HB, IF, 23.310%, 11/25/35	801
	716		Series 2005-116, Class PB, 6.000%, 04/25/34	780
	1,353		Series 2006-2, Class IG, IO, 6.000%, 06/25/32	27
	793		Series 2006-22, Class AO, PO, 04/25/36	671
	895		Series 2006-27, Class OH, PO, 04/25/36	794
	1,865		Series 2006-46, Class LI, IO, 6.000%, 02/25/34	82
	1,589		Series 2006-59, Class QO, PO, 01/25/33	1,383
	800		Series 2006-74, Class UT, 10.500%, 08/25/36	828
	2,500		Series 2006-77, Class PC, 6.500%, 08/25/36	2,804
	2,315		Series 2006-110, Class PO, PO, 11/25/36	1,940
	478		Series 2006-114, Class DS, VAR, 0.000%, 12/25/36	443
	351		Series 2006-115, Class OM, PO, 12/25/36	340
	742		Series 2006-128, Class PO, PO, 01/25/37	622
	818		Series 2007-10, Class Z, 6.000%, 02/25/37	898
	3,489		Series 2007-22, Class SC, IF, IO, 5.737%, 03/25/37	354
	1,178		Series 2007-68, Class IA, IO, 6.500%, 06/25/37	178
	1,600		Series 2007-79, Class PC, 5.000%, 01/25/32	1,706
	671		Series 2007-100, Class SM, IF, IO, 6.107%, 10/25/37	82
	8,158		Series 2008-62, Class SM, IF, IO, 5.857%, 07/25/38	777
	1,942		Series 2008-95, Class AI, IO, 5.000%, 12/25/23	212
	1,835		Series 2009-17, Class AI, IO, 5.000%, 03/25/24	220
	4,528		Series 2009-23, Class MI, IO, 4.500%, 04/25/24	464
	1,751		Series 2009-29, Class LA, VAR, 6.134%, 05/25/39	1,877
	4,061		Series 2009-52, Class PI, IO, 5.000%, 07/25/39	630
	1,381		Series 2010-10, Class NT, 5.000%, 02/25/40	1,477
	1,210		Series 2010-64, Class DM, 5.000%, 06/25/40	1,279
	40		Series G-29, Class O, 8.500%, 09/25/21	44
	112		Series G92-15, Class Z, 7.000%, 01/25/22	114
	25		Series G92-30, Class Z, 7.000%, 06/25/22	28
	51		Series G92-62, Class B, PO, 10/25/22	47
			Federal National Mortgage Association Whole Loan,
	132		Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	138
	374		Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	374
	1,097		Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	1,234
	25,664		Series 2002-W7, Class IO1, IO, VAR, 0.923%, 06/25/29	688
	15,555		Series 2002-W10, Class IO, IO, VAR, 0.979%, 08/25/42	467
	51		Series 2003-W3, Class 2A5, 5.356%, 06/25/42	55
	448		Series 2003-W4, Class 2A, 6.500%, 10/25/42	493
	703		Series 2003-W6, Class 1A41, 5.398%, 10/25/42	747
	408		Series 2004-W2, Class 1A3F, VAR, 0.693%, 02/25/44	404
	413		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	464
	998		Series 2004-W6, Class 3A4, 6.500%, 07/25/34	1,088
	949		Series 2004-W8, Class 3A, 7.500%, 06/25/44	1,074
	1,250		Series 2004-W9, Class 1A3, 6.050%, 02/25/44	1,346
	51,373		Series 2004-W11, Class 1IO1, IO, VAR, 0.352%, 05/25/44	524
	1,848		Series 2005-W4, Class 1A1, 6.000%, 08/25/35	2,018
			Government National Mortgage Association,
	217		Series 1997-7, Class ZA, 9.000%, 05/16/27	239
	243		Series 1997-8, Class PN, 7.500%, 05/16/27	257
	3,251		Series 1999-15, Class S, IF, IO, 7.863%, 05/16/29	570
	55		Series 1999-43, Class TA, IF, 9.350%, 11/16/29	65
	579		Series 1999-44, Class ZG, 8.000%, 12/20/29	644
	368		Series 2000-9, Class Z, 8.000%, 06/20/30	409
	284		Series 2000-26, Class Z, 7.750%, 09/20/30	315
	808		Series 2001-63, Class SI, HB, IF, 21.033%, 05/20/26	64
	2,762		Series 2002-4, Class TD, 7.000%, 01/20/32	3,037
	2,416		Series 2002-13, Class QA, IF, IO, 7.713%, 02/16/32	428
	1,361		Series 2002-45, Class QE, 6.500%, 06/20/32	1,464
	80		Series 2002-47, Class HM, 6.000%, 07/16/32	87
	8,823		Series 2002-68, Class SC, IF, IO, 5.363%, 10/16/32	808
	1,880		Series 2002-84, Class PH, 6.000%, 11/16/32	2,109
	1,611		Series 2003-4, Class TI, IO, 5.500%, 05/16/31	69
	366		Series 2003-52, Class SB, IF, 10.960%, 06/16/33	396
	7,122		Series 2003-101, Class SK, IF, IO, 6.223%, 10/17/33	1,012
	116		Series 2003-116, Class JO, PO, 12/20/33	115
	240		Series 2004-2, Class SA, IF, 19.515%, 01/16/34	335
	9,956		Series 2004-59, Class SG, IF, IO, 6.160%, 07/20/34	1,279
	71		Series 2004-73, Class AE, IF, 14.160%, 08/17/34	85
	3,367		Series 2004-90, Class SI, IF, IO, 5.760%, 10/20/34	394
	5,932		Series 2004-105, Class SN, IF, IO, 5.760%, 12/20/34	675
	11,456		Series 2005-3, Class SD, IF, IO, 5.760%, 01/20/31	701
	8,742		Series 2005-48, Class CS, IF, IO, 5.960%, 04/20/33	604
	634		Series 2005-56, Class IC, IO, 5.500%, 07/20/35	107
	5,392		Series 2007-9, Class CI, IF, IO, 5.860%, 03/20/37	559
	643		Series 2007-17, Class JO, PO, 04/16/37	551
	3,414		Series 2007-26, Class SC, IF, IO, 5.860%, 05/20/37	352
	2,505		Series 2007-67, Class SI, IF, IO, 6.170%, 11/20/37	248
	682		Series 2008-29, Class PO, PO, 02/17/33	615
	226		Series 2008-34, Class OC, PO, 06/20/37	134
	2,440		Series 2008-40, Class PS, IF, IO, 6.163%, 05/16/38	361
	4,759		Series 2008-40, Class SA, IF, IO, 6.063%, 05/16/38	632
	863		Series 2008-43, Class NA, 5.500%, 11/20/37	909
	1,980		Series 2009-12, Class IE, IO, 5.500%, 03/20/39	597
	293		Series 2009-75, Class IY, IO, 5.500%, 06/20/39	104
	1,481		Series 2009-79, Class OK, PO, 11/16/37	1,336
	1,926		Series 2010-31, Class SK, IF, IO, 5.760%, 11/20/34	220
			Vendee Mortgage Trust,
	1,301		Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,418
	3,400		Series 1998-1, Class 2E, 7.000%, 03/15/28	3,764
	415		Series 1999-1, Class 2Z, 6.500%, 01/15/29	456

				231,624

			Non-Agency CMO — 7.8%
			ABN Amro Mortgage Corp.,
	1,238		Series 2003-7, Class A3, 4.500%, 07/25/18	1,270
	588		Series 2003-9, Class A1, 4.500%, 08/25/18	599
			Adjustable Rate Mortgage Trust,
	72		Series 2005-4, Class 7A2, VAR, 0.573%, 08/25/35	58
	352		Series 2005-5, Class 6A21, VAR, 0.573%, 09/25/35	239
	1,748		American General Mortgage Loan Trust, Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	1,781
	4,943		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	2,245
	366		ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 5.755%, 05/24/36 (e)	368
	774		Banc of America Alternative Loan Trust, Series 2003-11, Class 2A1, 6.000%, 01/25/34	770
			Banc of America Funding Corp.,
	1,500		Series 2005-5, Class 3A5, 5.500%, 08/25/35	890
	694		Series 2005-7, Class 30PO, PO, 11/25/35	405
	1,767		Series 2005-E, Class 4A1, VAR, 2.995%, 03/20/35	1,665
			Banc of America Mortgage Securities, Inc.,
	681		Series 2003-7, Class A2, 4.750%, 09/25/18	698
	598		Series 2004-2, Class 2A4, 5.500%, 03/25/34	421
	4,647		Series 2004-3, Class 2A1, 5.500%, 04/25/34	4,303
	857		Series 2004-5, Class 4A1, 4.750%, 06/25/19	856
	896		Series 2004-7, Class 2A2, 5.750%, 08/25/34	836
	359		Series 2004-8, Class XPO, PO, 10/25/34	257
	69		Series 2004-11, Class 15PO, PO, 01/25/20	53
	1,132		Series 2004-F, Class 1A1, VAR, 4.089%, 07/25/34	1,076
	307		Series 2005-1, Class 15PO, PO, 02/25/20	236
	504		Series 2005-1, Class 1A17, 5.500%, 02/25/35	337
	2,094		Series 2005-1, Class 2A1, 5.000%, 02/25/20	2,054
	340		Series 2005-10, Class 15PO, PO, 11/25/20	248
	501		Series 2005-11, Class 15PO, PO, 12/25/20	382
	758		Series 2007-1, Class 1A7, 5.750%, 03/25/37	762
	657		BCAP LLC Trust, Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	657
	517		Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 4.682%, 10/25/33	500
	11		Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.748%, 03/25/31	10
	1,660		Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.250%, 10/25/33	1,679
			Chase Mortgage Finance Corp.,
	862		Series 2003-S10, Class A1, 4.750%, 11/25/18	889
	1,007		Series 2003-S13, Class A2, 5.000%, 11/25/33	1,024
	1,531		Series 2004-S1, Class M, VAR, 5.092%, 02/25/19	1,474
	1,241		Citicorp Mortgage Securities, Inc., Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,265
			Citigroup Mortgage Loan Trust, Inc.,
	166		Series 2003-UST1, Class PO3, PO, 12/25/18	133
	237		Series 2004-HYB4, Class AA, VAR, 0.673%, 12/25/34	208
			Countrywide Alternative Loan Trust,
	516		Series 2003-J3, Class 2A1, 6.250%, 12/25/33	524
	2,379		Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	2,281
	500		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	496
	1,730		Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,725
	735		Series 2005-5R, Class A1, 5.250%, 12/25/18	666
	800		Series 2005-23CB, Class A2, 5.500%, 07/25/35	584
	5,000		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,843
	2,000		Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,063
	28		Series 2005-J1, Class 4A1, 6.000%, 08/25/17	26
	403		Series 2005-J6, Class 2A1, 5.500%, 07/25/25	382
	100		Series 2005-J7, Class 1A9, 5.500%, 07/25/35	58
	540		Series 2006-26CB, Class A9, 6.500%, 09/25/36	356
			Countrywide Home Loan Mortgage Pass-Through Trust,
	384		Series 2002-22, Class A20, 6.250%, 10/25/32	401
	1,164		Series 2003-40, Class A3, 4.500%, 10/25/18	1,159
	264		Series 2003-J7, Class 2A13, 5.000%, 08/25/33	254
	1,303		Series 2004-3, Class A25, 5.750%, 04/25/34	1,246
	53		Series 2005-13, Class A1, 5.500%, 06/25/35	51
	1,495		Series 2005-22, Class 2A1, VAR, 5.102%, 11/25/35	1,111
	75		Series 2006-10, Class 1A10, 5.850%, 05/25/36	74
	1,043		Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	1,043
			CS First Boston Mortgage Securities Corp.,
	442		Series 2003-29, Class 8A1, 6.000%, 11/25/18	446
	3,966		Series 2004-4, Class 5A4, IF, IO, 7.207%, 08/25/34	392
	1,000		Series 2005-1, Class 1A16, 5.500%, 02/25/35	718
	1,021		Series 2005-7, Class 5A1, 4.750%, 08/25/20	985
	500		Series 2005-10, Class 10A4, 6.000%, 11/25/35	221
	881		Series 2005-10, Class 6A13, 5.500%, 11/25/35	584
	246		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	153
	755		First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, VAR, 2.334%, 09/25/34	668
			First Horizon Asset Securities, Inc.,
	500		Series 2003-8, Class 1A43, PO, 10/25/33	347
	376		Series 2004-AR7, Class 2A1, VAR, 2.871%, 02/25/35	369
			GMAC Mortgage Corp. Loan Trust,
	827		Series 2004-J5, Class A7, 6.500%, 01/25/35	857
	325		Series 2005-AR3, Class 3A4, VAR, 3.703%, 06/19/35	261
			GSR Mortgage Loan Trust,
	535		Series 2003-7F, Class 1A4, 5.250%, 06/25/33	547
	1,098		Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,110
	704		Series 2004-8F, Class 2A3, 6.000%, 09/25/34	719
	1,000		Series 2007-2F, Class 2A7, 5.750%, 02/25/37	775
	1,080		Impac CMB Trust, Series 2004-10, Class 3A2, VAR, 1.143%, 03/25/35	482
	36		Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	37
			JP Morgan Mortgage Trust,
	1,520		Series 2004-S2, Class 4A5, 6.000%, 11/25/34	1,501
	623		Series 2006-A2, Class 4A1, VAR, 3.900%, 08/25/34	608
	452		Series 2006-A2, Class 5A3, VAR, 3.420%, 11/25/33	449
			MASTR Adjustable Rate Mortgages Trust,
	563		Series 2004-13, Class 2A1, VAR, 2.976%, 04/21/34	557
	614		Series 2004-13, Class 3A6, VAR, 3.075%, 11/21/34	614
			MASTR Alternative Loans Trust,
	911		Series 2003-7, Class 4A3, 8.000%, 11/25/18	939
	387		Series 2003-8, Class 3A1, 5.500%, 12/25/33	392
	1,154		Series 2003-9, Class 5A1, 4.500%, 12/25/18	1,169
	75		Series 2004-6, Class 6A1, 6.500%, 07/25/34	75
	237		Series 2004-7, Class 30PO, PO, 08/25/34	150
	108		Series 2004-7, Class 3A1, 6.500%, 08/25/34	112
	1,143		Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,150
	2,311		Series 2004-10, Class 1A1, 4.500%, 09/25/19	2,301
	540		Series 2004-11, Class 8A3, 5.500%, 11/25/19	503
	91		Series 2005-1, Class 5A1, 5.500%, 01/25/20	93
			MASTR Asset Securitization Trust,
	144		Series 2003-6, Class 8A1, 5.500%, 07/25/33	146
	874		Series 2003-10, Class 3A1, 5.500%, 11/25/33	899
	379		Series 2003-11, Class 10A1, 5.000%, 12/25/18	387
	672		Series 2003-11, Class 3A1, 4.500%, 12/25/18	675
	192		Series 2004-6, Class 15PO, PO, 05/25/19	149
	1,397		Series 2004-6, Class 3A1, 5.250%, 07/25/19	1,416
	372		Series 2004-8, Class PO, PO, 08/25/19	290
	594		Series 2004-10, Class 1A1, 4.500%, 10/25/19	605
	507		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	304
	2,154		Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A2, VAR, 0.623%, 08/25/35	1,809
	934		MLCC Mortgage Investors, Inc., Series 2004-D, Class A3, VAR, 6.614%, 08/25/29	921
	475		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.663%, 02/25/35	353
			Nomura Asset Acceptance Corp.,
	412		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	396
	1,609		Series 2005-AR1, Class 1A1, VAR, 2.794%, 02/25/35	1,171
			Paine Webber CMO Trust,
	13		Series H, Class 4, 8.750%, 04/01/18	14
	12		Series L, Class 4, 8.950%, 07/01/18	14
	1,075		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,106
			Residential Accredit Loans, Inc.,
	1,292		Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,285
	944		Series 2004-QS8, Class A2, 5.000%, 06/25/34	924
	4,000		Series 2005-QS5, Class A4, 5.750%, 04/25/35	2,115
	500		Residential Asset Securitization Trust, Series 2006-A6, Class 2A13, 6.000%, 07/25/36	248
			Residential Funding Mortgage Securities I,
	609		Series 2003-S7, Class A17, 4.000%, 05/25/33	604
	1,387		Series 2004-S4, Class 2A7, 4.500%, 04/25/19	1,404
	569		Series 2005-SA4, Class 1A1, VAR, 3.744%, 09/25/35	442
	3,873		Series 2006-S1, Class 1A8, 5.750%, 01/25/36	1,815
	803		Residential Funding Mortgage Securities II, Inc., Series 2003-HI2, Class A6, SUB, 4.760%, 07/25/28	775
	479		Residential Funding Securities LLC, Series 2003-RM2, Class AII, 5.000%, 05/25/18	493
	122		SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	121
			Structured Adjustable Rate Mortgage Loan Trust,
	716		Series 2004-14, Class 1A, VAR, 2.940%, 10/25/34	568
	683		Series 2005-5, Class A1, VAR, 0.573%, 05/25/35	624
	318		Series 2005-5, Class A2, VAR, 0.573%, 05/25/35	293
			Structured Asset Securities Corp.,
	338		Series 2003-21, Class 1A3, 5.500%, 07/25/33	341
	942		Series 2003-31A, Class B1, VAR, 2.895%, 10/25/33	422
	913		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	866
	982		Series 2003-37A, Class 2A, VAR, 4.997%, 12/25/33	995
	719		Series 2004-7, Class 2A1, VAR, 5.359%, 05/25/24	731
	50		Series 2007-OSI, Class A2, VAR, 0.433%, 06/25/37	42
			WaMu Mortgage Pass-Through Certificates,
	825		Series 2002-S4, Class A4, 6.500%, 10/19/29	824
	641		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	652
	892		Series 2003-AR8, Class A, VAR, 2.847%, 08/25/33	884
	809		Series 2003-AR9, Class 1A6, VAR, 2.833%, 09/25/33	793
	280		Series 2003-S4, Class 3A, 5.500%, 06/25/33	290
	344		Series 2004-AR3, Class A1, VAR, 2.712%, 06/25/34	329
	781		Series 2004-AR3, Class A2, VAR, 2.712%, 06/25/34	765
	816		Series 2004-CB2, Class 7A, 5.500%, 08/25/19	833
	876		Series 2004-CB3, Class 4A, 6.000%, 10/25/19	899
	1,522		Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,482
	229		Series 2005-AR2, Class 2A21, VAR, 0.673%, 01/25/45	155
	1,900		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,454
			Wells Fargo Mortgage-Backed Securities Trust,
	41		Series 2003-2, Class A6, 5.250%, 02/25/18	40
	588		Series 2003-8, Class A9, 4.500%, 08/25/18	593
	245		Series 2003-10, Class A1, 4.500%, 09/25/18	250
	500		Series 2003-11, Class 1A4, 4.750%, 10/25/18	506
	1,010		Series 2003-12, Class A2, 4.500%, 11/25/18	1,022
	397		Series 2003-17, Class 2A9, PO, 01/25/34	257
	620		Series 2003-18, Class A1, 5.500%, 12/25/33	634
	1,364		Series 2003-F, Class A1, VAR, 4.854%, 06/25/33	1,388
	468		Series 2003-J, Class 2A5, VAR, 4.438%, 10/25/33	474
	1,258		Series 2003-M, Class A1, VAR, 4.678%, 12/25/33	1,262
	320		Series 2004-DD, Class 2A8, VAR, 2.875%, 01/25/35	181
	554		Series 2004-EE, Class 3A1, VAR, 3.596%, 12/25/34	558
	764		Series 2004-EE, Class 3A2, VAR, 3.596%, 12/25/34	782
	200		Series 2004-Q, Class 1A3, VAR, 4.870%, 09/25/34	180
	842		Series 2004-Q, Class 2A2, VAR, 4.801%, 09/25/34	558
	589		Series 2004-U, Class A1, VAR, 3.292%, 10/25/34	581
	951		Series 2005-1, Class 1A1, 4.750%, 01/25/20	964
	2,175		Series 2005-9, Class 2A10, 5.250%, 10/25/35	1,591
	1,383		Series 2005-13, Class A1, 5.000%, 11/25/20	1,401

				116,620

			Total Collateralized Mortgage Obligations (Cost $340,005)	348,244

			Commercial Mortgage-Backed Securities — 2.5%
			Banc of America Commercial Mortgage, Inc.,
	1,050		Series 2005-3, Class A4, 4.668%, 07/10/43	1,054
	1,000		Series 2005-3, Class AM, 4.727%, 07/10/43	905
	1,050		Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,087
	2,000		Series 2005-6, Class ASB, VAR, 5.178%, 09/10/47	2,107
	485		Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	494
	3,010		Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,024
	1,005		Series 2006-4, Class A4, 5.634%, 07/10/46	1,016
	500		Banc of America Large Loan, Inc., Series 2009-UB1, Class A4A, VAR, 5.621%, 06/24/50 (e)	523
			Bear Stearns Commercial Mortgage Securities,
	556		Series 2004-T14, Class A3, 4.800%, 01/12/41	565
	640		Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	655
	2,570		Series 2006-PW11, Class A4, VAR, 5.456%, 03/11/39	2,659
	75		Series 2006-PW12, Class A4, VAR, 5.722%, 09/11/38	78
	250		Series 2006-T24, Class A4, 5.537%, 10/12/41	260
	1,000		Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, VAR, 5.657%, 03/15/39	1,001
	1,080		CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	1,036
	1,148		First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.663%, 01/12/43	1,174
			GMAC Commercial Mortgage Securities, Inc.,
	175		Series 2003-C1, Class A1, 3.337%, 05/10/36	177
	645		Series 2006-C1, Class A4, 5.238%, 11/10/45	660
			GS Mortgage Securities Corp. II,
	465		Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	463
	793		Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	721
			JP Morgan Chase Commercial Mortgage Securities Corp.,
	2,000		Series 2005-CB13, Class A4, VAR, 5.280%, 01/12/43	2,023
	1,000		Series 2006-CB14, Class A4, VAR, 5.481%, 12/12/44	1,018
	620		Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	633
			LB-UBS Commercial Mortgage Trust,
	405		Series 2006-C1, Class A4, 5.156%, 02/15/31	411
	1,060		Series 2006-C4, Class A4, VAR, 5.882%, 06/15/38	1,094
	560		Series 2006-C6, Class A4, 5.372%, 09/15/39	561
			Merrill Lynch Mortgage Trust,
	1,750		Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,815
	1,755		Series 2006-C1, Class A4, VAR, 5.655%, 05/12/39	1,794
	1,725		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.416%, 02/12/39	1,764
			Morgan Stanley Capital I,
	645		Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	653
	1,025		Series 2006-T23, Class A1, 5.682%, 08/12/41	1,048
	785		Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	826
	1,290		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.071%, 08/15/39	1,390
			Wachovia Bank Commercial Mortgage Trust,
	1,840		Series 2004-C15, Class A2, 4.039%, 10/15/41	1,850
	170		Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	176
	250		Series 2006-C25, Class A4, VAR, 5.738%, 05/15/43	259

			Total Commercial Mortgage-Backed Securities (Cost $35,091)	36,974

			Corporate Bonds — 33.5%
			Consumer Discretionary — 5.1%
			Auto Components — 0.2%
	349		American Tire Distributors, Inc., 10.750%, 04/01/13 (c)	345
	1,000		DPH Holdings Corp., 7.125%, 05/01/29 (d)	30
			Goodyear Tire & Rubber Co. (The),
	210		9.000%, 07/01/15	215
	531		10.500%, 05/15/16	563
	2,002		UCI Holdco, Inc., PIK, 8.257%, 12/15/13	1,902

				3,055

			Automobiles — 0.5%
	2,000		Daimler Finance North America LLC, 7.300%, 01/15/12	2,167
	400		Ford Motor Co., 9.215%, 09/15/21 (c)	392
			Motors Liquidation Co.,
	120		5.250%, 03/06/32	868
	385		6.250%, 07/15/33	2,815
	21		7.250%, 04/15/41	139
	1		7.250%, 07/15/41	3
	42		7.250%, 02/15/52	274
	55		7.375%, 05/15/48	362
	1		7.375%, 10/01/51	9
	250		Navistar International Corp., 8.250%, 11/01/21	250

				7,279

			Broadcasting & Cable TV — 0.4%
	2,004		Adelphia Communications Corp., 9.375%, 11/15/09 (d)	25
			Cablevision Systems Corp.,
	175		7.750%, 04/15/18	171
	80		8.000%, 04/15/20	79
			CCO Holdings LLC/CCO Holdings Capital Corp.,
	125		7.875%, 04/30/18 (e)	123
	80		8.125%, 04/30/20 (e)	79
			DISH DBS Corp.,
	400		7.000%, 10/01/13	406
	530		7.125%, 02/01/16	519
	475		7.875%, 09/01/19	480
	800		Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	794
	675		Sirius XM Radio, Inc., 9.750%, 09/01/15 (e)	715
	750		Telesat Canada/Telesat LLC, (Canada), 11.000%, 11/01/15	814
	400		UPC Germany GmbH, (Germany), 8.125%, 12/01/17 (e)	392
			Virgin Media Finance plc, (United Kingdom),
	900		6.500%, 01/15/18 (e)	884
	1,000		8.375%, 10/15/19	998

				6,479

			Distributors — 0.0% (g)
	450		McJunkin Red Man Corp., 9.500%, 12/15/16 (e)	437

			Diversified Consumer Services — 0.4%
	750		Knowledge Learning Corp., 7.750%, 02/01/15 (e)	716
	500		Mac-Gray Corp., 7.625%, 08/15/15	482
			Service Corp. International,
	495		7.000%, 06/15/17	480
	150		7.375%, 10/01/14	152
	2,073		7.625%, 10/01/18	2,057
	500		Sotheby’s, 7.750%, 06/15/15	504
			Stewart Enterprises, Inc.,
	165		3.125%, 07/15/14	147
	1,863		6.250%, 02/15/13	1,812

				6,350

			Gaming — 0.6%
	2,502		Chukchansi Economic Development Authority, 8.000%, 11/15/13 (e)	1,801
	1,000		Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250%, 06/15/15 (d) (e)	11
	3,000		Harrah’s Operating Co., Inc., 10.000%, 12/15/18 (c)	2,370
			Mashantucket Western Pequot Tribe,
	250		5.912%, 09/01/21 (d) (e)	159
	1,010		8.500%, 11/15/15 (d) (e)	222
	1,000		MGM Mirage, Inc., 6.875%, 04/01/16 (c)	765
	1,250		Peninsula Gaming LLC, 8.375%, 08/15/15	1,256
	900		Seminole Hard Rock Entertainment, Inc., VAR, 2.757%, 03/15/14 (e)	770
	2,000		Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	1,560
			Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
	165		7.875%, 11/01/17 (c) (e)	163
	350		7.875%, 05/01/20 (c) (e)	345

				9,422

			Hotels, Restaurants & Leisure — 0.5%
	700		AMC Entertainment, Inc., 8.750%, 06/01/19	707
	500		Cinemark USA, Inc., 8.625%, 06/15/19	505
			Host Hotels & Resorts LP,
	750		6.875%, 11/01/14	744
	1,265		7.125%, 11/01/13	1,265
	225		Landry’s Restaurants, Inc., 11.625%, 12/01/15	235
	500		Real Mex Restaurants, Inc., 14.000%, 01/01/13	490
			Royal Caribbean Cruises Ltd., (Liberia),
	7		6.875%, 12/01/13	7
	400		7.000%, 06/15/13	394
	338		7.250%, 06/15/16	325
	408		11.875%, 07/15/15	463
	1,000		Speedway Motorsports, Inc., 6.750%, 06/01/13	992
	255		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	272
	455		Vail Resorts, Inc., 6.750%, 02/15/14	453

				6,852

			Household Durables — 0.3%
	1,000		D.R. Horton, Inc., 5.625%, 01/15/16	950
			KB Home,
	1,500		5.750%, 02/01/14	1,408
	415		5.875%, 01/15/15	380
	250		Lennar Corp., 6.950%, 06/01/18 (e)	224
	1,000		Meritage Homes Corp., 7.150%, 04/15/20 (e)	900
	750		Standard Pacific Corp., 7.000%, 08/15/15	690

				4,552

			Internet & Catalog Retail — 0.0% (g)
	400		NetFlix, Inc., 8.500%, 11/15/17	413

			Leisure Equipment & Products — 0.2%
	400		Brunswick Corp., 7.375%, 09/01/23	328
	250		Da-Lite Screen Co., Inc., 12.500%, 04/01/15 (e)	255
	940		Eastman Kodak Co., 9.750%, 03/01/18 (e)	933
	115		FGI Holding Co., Inc., PIK, 11.250%, 10/01/15 (e)	114
	750		Steinway Musical Instruments, 7.000%, 03/01/14 (e)	724

				2,354

			Media — 1.1%
	500		Block Communications, Inc., 8.250%, 12/15/15 (e)	496
	160		CBS Corp., 8.875%, 05/15/19	196
			Clear Channel Worldwide Holdings, Inc.,
	160		9.250%, 12/15/17 (e)	162
	650		9.250%, 12/15/17 (e)	661
	240		Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	323
	1,500		Comcast Cable Holdings LLC, 9.800%, 02/01/12 Comcast Corp.,	1,683
	850		5.900%, 03/15/16	937
	240		6.300%, 11/15/17	267
			Gannett Co., Inc.,
	500		8.750%, 11/15/14 (e)	525
	175		9.375%, 11/15/17 (e)	183
	1,000		Historic TW, Inc., 9.150%, 02/01/23	1,310
	1,225		Intelsat Jackson Holdings S.A., (Luxembourg), 8.500%, 11/01/19 (e)	1,219
	350		Interpublic Group of Cos., Inc., 10.000%, 07/15/17	384
			Lamar Media Corp.,
	150		6.625%, 08/15/15	142
	750		6.625%, 08/15/15	705
	150		Live Nation Entertainment, Inc., 8.125%, 05/15/18 (e)	149
	75		McClatchy Co. (The), 11.500%, 02/15/17 (e)	75
	500		Media General, Inc., 11.750%, 02/15/17 (c) (e)	483
			News America Holdings, Inc.,
	800		7.750%, 01/20/24	959
	147		8.875%, 04/26/23	193
			News America, Inc.,
	600		6.750%, 01/09/38	645
	200		7.850%, 03/01/39	245
	150		Salem Communications Corp., 9.625%, 12/15/16	152
			Thomson Reuters Corp., (Canada),
	280		4.700%, 10/15/19	287
	410		5.950%, 07/15/13	455
	200		6.500%, 07/15/18	230
	335		Time Warner Cable, Inc., 7.300%, 07/01/38	383
			Time Warner Entertainment Co. LP,
	415		8.375%, 03/15/23	519
	750		10.150%, 05/01/12	858
	50		Viacom, Inc., 6.875%, 04/30/36	54
	1,000		WMG Acquisition Corp., 9.500%, 06/15/16 (e)	1,035

				15,915

			Multiline Retail — 0.2%
	1,400		HSN, Inc., 11.250%, 08/01/16	1,547
			QVC, Inc.,
	75		7.125%, 04/15/17 (e)	73
	75		7.375%, 10/15/20 (e)	72
	370		7.500%, 10/01/19 (e)	361
	310		Target Corp., 7.000%, 01/15/38	370

				2,423

			Specialty Retail — 0.7%
	1,000		ACE Hardware Corp., 9.125%, 06/01/16 (e)	1,042
	991		Blockbuster, Inc., 11.750%, 10/01/14 (c) (e)	585
	500		Brown Shoe Co., Inc., 8.750%, 05/01/12	504
	400		Burlington Coat Factory Investment Holdings, Inc.,
			SUB, 14.500%, 10/15/14	420
	951		Lowe’s Cos., Inc., 7.110%, 05/15/37	1,129
			Ltd. Brands, Inc.,
	375		7.000%, 05/01/20	373
	1,000		8.500%, 06/15/19	1,065
	1,750		Michael’s Stores, Inc., SUB, 0.000%, 11/01/16	1,549
	2,000		NBC Acquisition Corp., SUB, 11.000%, 03/15/13	1,810
			Nebraska Book Co., Inc.,
	500		8.625%, 03/15/12	461
	102		10.000%, 12/01/11	103
	750		Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	769
	200		Staples, Inc., 9.750%, 01/15/14	245
	700		Toys R Us Property Co. LLC, 8.500%, 12/01/17 (e)	723

				10,778

			Textiles, Apparel & Luxury Goods — 0.0% (g)
	250		Hanesbrands, Inc., VAR, 3.831%, 12/15/14	234
	120		Phillips-Van Heusen Corp., 7.375%, 05/15/20	120

				354

			Total Consumer Discretionary	76,663

			Consumer Staples — 1.7%
			Beverages — 0.5%
			Anheuser-Busch Cos., Inc.,
	325		5.500%, 01/15/18	348
	550		5.750%, 04/01/36	540
	280		7.550%, 10/01/30	332
			Anheuser-Busch InBev Worldwide, Inc.,
	160		6.875%, 11/15/19 (e)	185
	280		7.200%, 01/15/14 (e)	319
			Coca-Cola Enterprises, Inc.,
	400		6.950%, 11/15/26	479
	528		8.500%, 02/01/12	590
			Constellation Brands, Inc.,
	330		7.250%, 09/01/16	328
	1,000		7.250%, 05/15/17	990
			Diageo Finance B.V., (Netherlands),
	575		5.300%, 10/28/15	637
	325		5.500%, 04/01/13	357
	1,000		Diageo Investment Corp., 7.450%, 04/15/35	1,210
	1,235		SABMiller plc, (United Kingdom), 5.500%, 08/15/13 (e)	1,349

				7,664

			Food & Staples Retailing — 0.4%
	225		CVS/Caremark Corp., 5.750%, 06/01/17	245
	1,710		Ingles Markets, Inc., 8.875%, 05/15/17	1,746
			Kroger Co. (The),
	215		6.400%, 08/15/17	246
	300		7.700%, 06/01/29	365
	2,000		SUPERVALU, Inc., 8.000%, 05/01/16	1,970
			Wal-Mart Stores, Inc.,
	160		5.250%, 09/01/35	158
	1,000		6.200%, 04/15/38	1,118
	260		7.550%, 02/15/30	332

				6,180

			Food Products — 0.5%
			Bunge Ltd. Finance Corp.,
	370		5.875%, 05/15/13	396
	655		8.500%, 06/15/19	763
	148		Bunge N.A. Finance LP, 5.900%, 04/01/17	156
	1,000		Cargill, Inc., 7.350%, 03/06/19 (e)	1,207
	135		ConAgra Foods, Inc., 7.000%, 04/15/19	159
			Del Monte Corp.,
	185		6.750%, 02/15/15	186
	475		7.500%, 10/15/19 (e)	483
	220		Dole Food Co., Inc., 8.000%, 10/01/16 (e)	220
	137		Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	137
	641		JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	704
			Kraft Foods, Inc.,
	810		6.125%, 02/01/18	894
	335		6.500%, 08/11/17	380
	575		6.875%, 02/01/38	638
	765		Smithfield Foods, Inc., 7.750%, 05/15/13	746
	85		TreeHouse Foods, Inc., 7.750%, 03/01/18	87

				7,156

			Household Products — 0.3%
			Jarden Corp.,
	695		7.500%, 05/01/17	681
	100		7.500%, 01/15/20	98
	1,000		Kimberly-Clark Corp., 6.125%, 08/01/17	1,157
	854		Procter & Gamble - ESOP, 9.360%, 01/01/21	1,103
	535		Spectrum Brands, Inc., PIK, 12.000%, 08/28/19	567
			Visant Holding Corp.,
	360		8.750%, 12/01/13	362
	340		SUB, 10.250%, 12/01/13	347

				4,315

			Tobacco — 0.0% (g)
	250		Alliance One International, Inc., 10.000%, 07/15/16 (e)	255

			Total Consumer Staples	25,570

			Energy — 2.8%
			Energy Equipment & Services — 0.3%
	405		American Petroleum Tankers LLC/AP Tankers Co., 10.250%, 05/01/15 (e)	401
	70		Diamond Offshore Drilling, Inc., 5.875%, 05/01/19	75
	300		Gibson Energy ULC/GEP Midstream Finance Corp., (Canada), 10.000%, 01/15/18 (e)	293
			Halliburton Co.,
	500		7.450%, 09/15/39	586
	700		8.750%, 02/15/21	889
	161		Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	158
	1,000		Key Energy Services, Inc., 8.375%, 12/01/14	995
	931		Oslo Seismic Services, Inc., 8.280%, 06/01/11 (f) (i)	940
	80		Parker Drilling Co., 9.125%, 04/01/18 (e)	76
	500		PHI, Inc., 7.125%, 04/15/13	494

				4,907

			Oil, Gas & Consumable Fuels — 2.5%
	2,875		Alon Refining Krotz Springs, Inc., 13.500%, 10/15/14 (c)	2,674
	250		AmeriGas Partners LP, 7.250%, 05/20/15	250
	750		AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 05/20/16	746
			Anadarko Petroleum Corp.,
	350		6.950%, 06/15/19	378
	125		7.625%, 03/15/14	139
	100		7.950%, 06/15/39	111
	225		8.700%, 03/15/19	265
	175		Apache Corp., 6.900%, 09/15/18	210
	1,000		Bill Barrett Corp., 9.875%, 07/15/16	1,035
			BP Capital Markets plc, (United Kingdom),
	710		3.875%, 03/10/15	719
	515		4.750%, 03/10/19	513
	325		5.250%, 11/07/13	350
	330		Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	341
	810		Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19 (e)	852
			Chesapeake Energy Corp.,
	430		6.500%, 08/15/17	418
	250		6.875%, 01/15/16	256
	500		7.500%, 09/15/13	513
	250		7.500%, 06/15/14	256
	250		9.500%, 02/15/15 (c)	270
			Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
	450		8.250%, 12/15/17 (e)	444
	500		8.500%, 12/15/19 (e)	498
	450		Comstock Resources, Inc., 8.375%, 10/15/17	452
	425		Conoco Funding Co., (Canada), 7.250%, 10/15/31	517
			ConocoPhillips,
	275		5.750%, 02/01/19	305
	750		6.500%, 02/01/39	861
	300		ConocoPhillips Holding Co., 6.950%, 04/15/29	358
			Consol Energy, Inc.,
	300		8.000%, 04/01/17 (c) (e)	305
	250		8.250%, 04/01/20 (e)	255
	180		Copano Energy LLC/Copano Energy Finance Corp., 8.125%, 03/01/16	174
	74		Denbury Resources, Inc., 8.250%, 02/15/20	76
	270		Devon Financing Corp. ULC, (Canada), 7.875%, 09/30/31	337
	100		Ecopetrol S.A., (Colombia), 7.625%, 07/23/19	111
			El Paso Corp.,
	1,900		6.875%, 06/15/14	1,905
	150		7.000%, 06/15/17	146
	150		El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	152
			EnCana Corp., (Canada),
	150		6.500%, 05/15/19	167
	215		6.625%, 08/15/37	236
	200		EOG Resources, Inc., 6.875%, 10/01/18	240
	825		Ferrellgas Partners LP/Ferrellgas Partners Finance
			Corp., 8.625%, 06/15/20	819
	250		Forest Oil Corp., 7.250%, 06/15/19	235
	1,000		Frontier Oil Corp., 8.500%, 09/15/16	1,020
	179		Gazprom International S.A., (Russia), 7.201%, 02/01/20	181
	250		Gibson Energy ULC/GEP Midstream Finance Corp., (Canada), 11.750%, 05/27/14 (e)	270
	650		Holly Corp., 9.875%, 06/15/17 (e)	657
			Holly Energy Partners LP/Holly Energy Finance Corp.,
	675		6.250%, 03/01/15	638
	150		8.250%, 03/15/18 (e)	146
			KazMunaiGaz Finance Sub B.V., (Netherlands),
	220		8.375%, 07/02/13	233
	95		9.125%, 07/02/18 (e)	104
	350		11.750%, 01/23/15	417
	225		Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20 (e)	223
	250		Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	278
	410		Marathon Oil Corp., 6.000%, 10/01/17	449
	500		Mariner Energy, Inc., 11.750%, 06/30/16	620
	500		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.750%, 04/15/18	505
			Newfield Exploration Co.,
	250		6.875%, 02/01/20	241
	450		7.125%, 05/15/18	445
	225		Patriot Coal Corp., 8.250%, 04/30/18	221
	638		Penn Virginia Corp., 10.375%, 06/15/16	679
	325		Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., 8.250%, 04/15/18	319
			Petro-Canada, (Canada),
	400		6.800%, 05/15/38	432
	335		7.875%, 06/15/26	407
	125		Petronas Capital Ltd., (Malaysia), 5.250%, 08/12/19	128
	130		Pioneer Drilling Co., 9.875%, 03/15/18 (e)	129
			Pioneer Natural Resources Co.,
	150		6.650%, 03/15/17	146
	1,075		7.500%, 01/15/20	1,075
	115		Plains All American Pipelines LP, 6.500%, 05/01/18	124
	150		Plains Exploration & Production Co., 7.625%, 04/01/20	139
	150		Quicksilver Resources, Inc., 9.125%, 08/15/19	150
	25		Range Resources Corp., 7.250%, 05/01/18	25
			Sabine Pass LNG LP,
	500		7.250%, 11/30/13	460
	350		7.500%, 11/30/16	291
	1,030		Shell International Finance B.V., (Netherlands),
			1.875%, 03/25/13	1,033
	270		Sonat, Inc., 7.625%, 07/15/11	279
	375		Southern Star Central Corp., 6.750%, 03/01/16	375
	435		StatoilHydro ASA, (Norway), 7.150%, 11/15/25	528
	100		Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 03/15/20	100
	815		Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	880
	1,000		Swift Energy Co., 7.125%, 06/01/17	930
	120		Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	145
	278		Union Pacific Resources Group, Inc., 7.150%, 05/15/28	297
			Western Refining, Inc.,
	1,282		11.250%, 06/15/17 (e)	1,167
	740		VAR, 10.750%, 06/15/14 (e)	673
			XTO Energy, Inc.,
	325		4.625%, 06/15/13	348
	175		6.250%, 08/01/17	203
	585		6.375%, 06/15/38	679

				37,678

			Total Energy	42,585

			Financials — 10.5%
			Capital Markets — 1.9%
			Bank of New York Mellon Corp. (The),
	530		4.600%, 01/15/20	541
	440		5.125%, 08/27/13	481
	978		BlackRock, Inc., 5.000%, 12/10/19	1,015
	1,690		Credit Suisse USA, Inc., 6.125%, 11/15/11	1,793
	1,000		FMR LLC, 4.750%, 03/01/13 (e)	1,045
			Goldman Sachs Group, Inc. (The),
	650		5.150%, 01/15/14	672
	780		5.250%, 10/15/13	812
	819		5.375%, 03/15/20	790
	450		5.750%, 10/01/16	463
	2,100		5.950%, 01/18/18	2,130
	115		6.250%, 09/01/17	119
	2,000		6.600%, 01/15/12	2,099
	965		6.750%, 10/01/37	904
	180		7.500%, 02/15/19	199
			Jefferies Group, Inc.,
	950		6.250%, 01/15/36	818
	140		6.450%, 06/08/27	129
	580		8.500%, 07/15/19	652
			Lehman Brothers Holdings, Inc.,
	235		3.600%, 03/13/09 (d)	49
	1,000		5.750%, 05/17/13 (d)	208
	950		6.500%, 07/19/17 (d)	1
	750		6.875%, 07/17/37 (d)	1
	295		8.500%, 08/01/15 (d)	61
			Merrill Lynch & Co., Inc.,
	1,100		4.790%, 08/04/10	1,106
	900		5.700%, 05/02/17	891
	1,710		6.875%, 04/25/18	1,761
			Morgan Stanley,
	505		4.200%, 11/20/14	489
	650		5.300%, 03/01/13	670
	300		5.500%, 01/26/20	284
	810		5.625%, 01/09/12	843
	150		6.000%, 05/13/14	156
	1,315		6.000%, 04/28/15	1,356
	320		6.250%, 08/28/17	321
	1,040		6.600%, 04/01/12	1,094
	1,250		6.625%, 04/01/18	1,284
	757		Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	779
	740		Northern Trust Co. (The), 5.850%, 11/09/17	819
	113		Northern Trust Corp., 5.500%, 08/15/13	125
	200		State Street Corp., 4.300%, 05/30/14	210
			UBS AG, (Switzerland),
	650		3.875%, 01/15/15	647
	900		5.750%, 04/25/18	916
	450		5.875%, 12/20/17	463

				29,196

			Commercial Banks — 3.5%
	705		ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	708
	614		Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	625
	679		Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	705
	250		Bankers Trust Corp., 7.250%, 10/15/11	262
			Barclays Bank plc, (United Kingdom),
	1,615		2.500%, 01/23/13	1,585
	1,280		5.125%, 01/08/20	1,217
	980		6.050%, 12/04/17 (e)	957
	305		6.750%, 05/22/19	325
	225		VAR, 5.926%, 12/15/16 (e) (x)	178
	575		VAR, 7.434%, 12/15/17 (e) (x)	509
			BB&T Corp.,
	1,250		3.950%, 04/29/16	1,256
	500		4.900%, 06/30/17	508
	1,000		6.500%, 08/01/11	1,052
	150		6.850%, 04/30/19	171
	1,750		Branch Banking & Trust Co., 4.875%, 01/15/13	1,853
	750		Capital One Capital V, 10.250%, 08/15/39	806
	500		Capital One Capital VI, 8.875%, 05/15/40	515
			Capital One Financial Corp.,
	500		6.250%, 11/15/13	548
	485		6.750%, 09/15/17	545
	690		7.375%, 05/23/14	784
	1,000		Countrywide Capital III, 8.050%, 06/15/27	970
	700		Countrywide Home Loans, Inc., 4.000%, 03/22/11	713
	1,950		Credit Agricole S.A., (France), VAR, 6.637%, 05/31/17 (e) (x)	1,384
			Credit Suisse, (Switzerland),
	2,375		5.000%, 05/15/13	2,526
	285		5.500%, 05/01/14	308
			Deutsche Bank AG, (Germany),
	1,475		2.375%, 01/11/13	1,465
	375		3.875%, 08/18/14	386
	500		Fifth Third Bancorp, 5.450%, 01/15/17	502
	395		HSBC Bank, 6.000%, 08/09/17	427
	700		KeyBank N.A., 5.700%, 08/15/12	744
	725		KeyCorp, 6.500%, 05/14/13	785
	1,250		Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,373
	370		Marshall & Ilsley Corp., 5.350%, 04/01/11	374
			National Australia Bank Ltd., (Australia),
	3,010		2.500%, 01/08/13 (e)	3,008
	255		3.750%, 03/02/15 (e)	257
	1,500		National City Bank, 4.625%, 05/01/13	1,568
	500		NB Capital Trust II, 7.830%, 12/15/26	478
	1,250		PNC Funding Corp., 5.250%, 11/15/15	1,332
	2,150		Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	2,159
			Regions Financial Corp.,
	200		6.375%, 05/15/12	202
	1,170		7.375%, 12/10/37	1,072
	300		RSHB Capital S.A. for OJSC Russian Agricultural Bank, (Russia), 7.175%, 05/16/13	309
	225		Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	246
	2,500		SunTrust Banks, Inc., 6.000%, 02/15/26	2,257
	2,000		U.S. Bancorp, 7.500%, 06/01/26	2,127
	500		UnionBanCal Corp., 5.250%, 12/16/13	537
			Wachovia Bank N.A.,
	2,110		5.600%, 03/15/16	2,223
	500		6.600%, 01/15/38	521
	500		Wachovia Capital Trust III, VAR, 5.800%, 03/15/11 (x)	395
			Wachovia Corp.,
	1,555		5.750%, 02/01/18	1,663
	515		SUB, 7.574%, 08/01/26	576
			Wells Fargo & Co.,
	1,025		3.750%, 10/01/14	1,042
	1,665		5.625%, 12/11/17	1,779
			Westpac Banking Corp., (Australia),
	670		4.200%, 02/27/15	683
	942		4.875%, 11/19/19	939

				52,439

			Consumer Finance — 0.7%
	2,400		ACE Cash Express, Inc., 10.250%, 10/01/14 (e) (f) (i)	1,872
			American Express Credit Corp.,
	840		5.875%, 05/02/13	913
	1,100		7.300%, 08/20/13	1,237
			American Honda Finance Corp.,
	375		2.375%, 03/18/13 (e)	378
	810		4.625%, 04/02/13 (e)	864
	835		7.625%, 10/01/18 (e)	994
	1,500		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,502
			HSBC Finance Corp.,
	1,000		5.000%, 06/30/15	1,034
	500		6.375%, 11/27/12	539
	400		7.350%, 11/27/32	407
			John Deere Capital Corp.,
	230		5.250%, 10/01/12	249
	515		5.350%, 04/03/18	563

				10,552

			Diversified Financial Services — 2.0%
	1,000		BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	1,065
			Bank of America Corp.,
	1,500		6.975%, 03/07/37	1,643
	1,005		7.375%, 05/15/14	1,110
	300		7.400%, 01/15/11	310
	500		7.800%, 09/15/16	551
			Caterpillar Financial Services Corp.,
	800		4.850%, 12/07/12	863
	850		5.450%, 04/15/18	929
	500		CIT Group, Inc., 7.000%, 05/01/15 (c)	461
			Citigroup, Inc.,
	375		5.500%, 10/15/14	379
	1,550		5.500%, 02/15/17	1,499
	1,350		6.000%, 08/15/17	1,364
	260		6.375%, 08/12/14	275
	645		6.875%, 06/01/25	622
	1,260		8.500%, 05/22/19	1,476
			CME Group, Inc.,
	1,500		5.400%, 08/01/13	1,643
	200		5.750%, 02/15/14	220
	175		CNG Holdings, Inc., 12.250%, 02/15/15 (e)	171
			Deluxe Corp.,
	58		5.125%, 10/01/14	54
	75		7.375%, 06/01/15	74
			General Electric Capital Corp.,
	1,115		5.625%, 05/01/18	1,158
	5,760		5.875%, 02/15/12	6,116
	3,370		5.875%, 01/14/38	3,154
	130		5.900%, 05/13/14	142
	1,000		6.000%, 06/15/12	1,072
	1,100		6.750%, 03/15/32	1,142
	145		6.875%, 01/10/39	154
	445		VAR, 0.506%, 08/15/11	442
			International Lease Finance Corp.,
	320		8.625%, 09/15/15 (e)	294
	450		8.750%, 03/15/17 (e)	412
	110		National Gas Co. of Trinidad & Tobago Ltd., (Trinidad & Tobago), 6.050%, 01/15/36	97
			National Rural Utilities Cooperative Finance Corp.,
	385		4.750%, 03/01/14	416
	400		7.250%, 03/01/12	439
	505		Textron Financial Corp., 5.400%, 04/28/13	522
	100		Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	102

				30,371

			FDIC Guaranteed Securities ~ — 0.2%
	735		Bank of America Corp., 3.125%, 06/15/12	765
	735		Citigroup, Inc., 2.875%, 12/09/11	757
	750		Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	783

				2,305

			Insurance — 1.7%
	190		Allstate Corp. (The), 7.450%, 05/16/19	225
	517		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	564
	435		American International Group, Inc., 5.600%, 10/18/16	372
	315		Chubb Corp. (The), 5.750%, 05/15/18	347
	1,800		Crum & Forster Holdings Corp., 7.750%, 05/01/17	1,780
	855		Genworth Global Funding Trusts, 5.200%, 10/08/10	864
	2,000		HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	1,830
	1,950		Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	2,088
	2,000		Liberty Mutual Group, Inc., VAR, 10.750%, 06/15/58 (e)	2,140
	100		MassMutual Global Funding II, 3.625%, 07/16/12 (e)	103
	160		MetLife, Inc., 6.750%, 06/01/16	179
			Metropolitan Life Global Funding I,
	190		5.125%, 04/10/13 (e)	205
	875		5.200%, 09/18/13 (e)	942
	600		5.750%, 07/25/11 (e)	624
	315		Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	333
	400		Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	451
	1,680		New York Life Global Funding, 4.650%, 05/09/13 (e)	1,794
	500		New York Life Insurance Co., 6.750%, 11/15/39 (e)	549
			Pacific Life Global Funding,
	400		5.000%, 05/15/17 (e)	404
	770		5.150%, 04/15/13 (e)	808
	800		Pricoa Global Funding I, 5.450%, 06/11/14 (e)	862
	175		Principal Financial Group, Inc., 8.875%, 05/15/19	215
	300		Principal Life Global Funding I, 5.250%, 01/15/13 (e)	317
			Principal Life Income Funding Trusts,
	325		5.150%, 06/17/11	334
	1,025		5.300%, 12/14/12	1,093
	1,025		5.300%, 04/24/13	1,102
	1,100		Protective Life Secured Trusts, 4.000%, 04/01/11	1,121
	205		Prudential Financial, Inc., 7.375%, 06/15/19	235
	405		Travelers Cos, Inc. (The), 5.800%, 05/15/18	443
	2,550		Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	2,742
	112		USI Holdings Corp., 9.750%, 05/15/15 (e)	102

				25,168

			Real Estate Investment Trusts (REITs) — 0.5%
	500		DuPont Fabros Technology LP, 8.500%, 12/15/17 (e)	505
	750		Forest City Enterprises, Inc., 7.625%, 06/01/15	686
			HRPT Properties Trust,
	375		6.250%, 08/15/16	387
	300		6.650%, 01/15/18	309
	875		Potlatch Corp., 7.500%, 11/01/19 (e)	884
	1,150		Senior Housing Properties Trust, 6.750%, 04/15/20	1,118
			Simon Property Group LP,
	340		5.625%, 08/15/14	368
	492		5.650%, 02/01/20	508
	915		6.100%, 05/01/16	1,003
	310		6.750%, 05/15/14	345
	788		WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	872

				6,985

			Total Financials	157,016

			Health Care — 1.5%
			Biotechnology — 0.2%
			Amgen, Inc.,
	150		5.700%, 02/01/19	170
	618		5.750%, 03/15/40	639
	400		6.900%, 06/01/38	478
	1,250		Bio-Rad Laboratories, Inc., 8.000%, 09/15/16	1,298
	215		Talecris Biotherapeutics Holdings Corp., 7.750%, 11/15/16 (e)	210

				2,795

			Health Care Equipment & Supplies — 0.2%
	500		Accellent, Inc., 8.375%, 02/01/17 (e)	482
			Baxter International, Inc.,
	250		4.000%, 03/01/14	266
	550		4.625%, 03/15/15	601
			Becton Dickinson and Co.,
	100		5.000%, 05/15/19	108
	400		6.000%, 05/15/39	448
	400		Hospira, Inc., 5.550%, 03/30/12	427

				2,332

			Health Care Providers & Services — 0.6%
	400		CHS/Community Health Systems, Inc., 8.875%, 07/15/15	409
	1,000		FMC Finance III S.A., (Luxembourg), 6.875%, 07/15/17	1,025
	350		Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	362
			HCA, Inc.,
	750		7.250%, 09/15/20 (e)	748
	160		9.125%, 11/15/14	168
	440		9.250%, 11/15/16	461
	1,028		Health Management Associates, Inc., 6.125%, 04/15/16	965
	350		Omnicare, Inc., 7.750%, 06/01/20	351
	220		Roche Holdings, Inc., 6.000%, 03/01/19 (e)	249
	2,000		Tenet Healthcare Corp., 8.875%, 07/01/19 (e)	2,098
	250		Ventas Realty LP/Ventas Capital Corp., 6.500%, 06/01/16	250
	1,550		WellPoint, Inc., 6.800%, 08/01/12	1,704

				8,790

			Pharmaceuticals — 0.5%
	400		Abbott Laboratories, 6.150%, 11/30/37	442
	504		AstraZeneca plc, (United Kingdom), 5.400%, 09/15/12	550
			Elan Finance plc/Elan Finance Corp., (Ireland),
	225		8.750%, 10/15/16 (e)	220
	750		VAR, 4.436%, 11/15/11	731
	920		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,043
			Mylan, Inc.,
	300		7.625%, 07/15/17 (e)	302
	300		7.875%, 07/15/20 (e)	301
			Novartis Capital Corp.,
	435		4.125%, 02/10/14	465
	335		4.400%, 04/24/20	346
	250		Pfizer, Inc., 6.200%, 03/15/19	290
	1,000		Schering-Plough Corp., 6.550%, 09/15/37	1,195
			Valeant Pharmaceuticals International,
	300		7.625%, 03/15/20 (e)	293
	100		8.375%, 06/15/16	103
			Wyeth,
	810		5.500%, 02/01/14	900
	555		5.500%, 02/15/16	633

				7,814

			Total Health Care	21,731

			Industrials — 3.2%
			Aerospace & Defense — 0.6%
	145		BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	164
			Bombardier, Inc., (Canada),
	75		7.500%, 03/15/18 (e)	76
	450		7.750%, 03/15/20 (e)	455
	40		Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17 (e)	32
	270		DI Finance/DynCorp International, 9.500%, 02/15/13	273
	1,000		DigitalGlobe, Inc., 10.500%, 05/01/14 (e)	1,070
	1,000		Esterline Technologies Corp., 6.625%, 03/01/17	981
	500		Hexcel Corp., 6.750%, 02/01/15	489
	250		ITT Corp., 6.125%, 05/01/19	278
	210		Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17 (e)	208
			L-3 Communications Corp.,
	265		5.875%, 01/15/15	263
	500		6.375%, 10/15/15	500
	952		Lockheed Martin Corp., 5.720%, 06/01/40 (e)	994
	1,900		McDonnell Douglas Corp., 9.750%, 04/01/12	2,186
	750		Moog, Inc., 6.250%, 01/15/15	722
	528		Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	550
	232		Triumph Group, Inc., 8.000%, 11/15/17	223

				9,464

			Air Freight & Logistics — 0.1%
	1,000		Federal Express Corp., 9.650%, 06/15/12	1,139

			Airlines — 0.4%
	248		American Airlines Pass Through Trust 2009-1A, 10.375%, 07/02/19	284
	250		Continental Airlines 2001-1 Pass-Through Trust, 6.503%, 06/15/11	250
	680		Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	612
	751		Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	734
	393		Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	370
	834		Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	751
			Delta Air Lines, Inc.,
	225		7.111%, 09/18/11	231
	85		8.021%, 08/10/22	80
	82		8.954%, 08/10/14 (c)	74
	50		9.500%, 09/15/14 (e)	51
	610		10.000%, 12/05/14 (d) (e)	183
	674		Northwest Airlines, Inc., 7.027%, 11/01/19	631
	1,411		UAL 2007-1 Pass-Through Trust, 7.336%, 07/02/19 (e)	1,199
	244		United Air Lines, Inc., 10.400%, 11/01/16	264

				5,714

			Building Products — 0.3%
	1,500		AMH Holdings, Inc., SUB, 11.250%, 03/01/14	1,493
	700		Building Materials Corp of America, 7.000%, 02/15/20 (e)	693
			Masco Corp.,
	1,000		6.125%, 10/03/16	981
	2,000		7.125%, 03/15/20	1,937

				5,104

			Commercial Services & Supplies — 0.5%
			Cenveo Corp.,
	250		7.875%, 12/01/13	242
	450		8.875%, 02/01/18 (e)	438
	1,100		Clean Harbors, Inc., 7.625%, 08/15/16	1,128
			Corrections Corp. of America,
	572		6.250%, 03/15/13	573
	1,050		6.750%, 01/31/14	1,048
	1,750		FTI Consulting, Inc., 7.750%, 10/01/16	1,728
	271		Garda World Security Corp., (Canada), 9.750%, 03/15/17 (c) (e)	279
	818		Geo Group, Inc. (The), 7.750%, 10/15/17 (e)	815
	370		Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18 (e)	372
			Power Sector Assets & Liabilities Management, (Philippines),
	130		7.250%, 05/27/19 (c) (e)	142
	100		7.390%, 12/02/24 (c) (e)	108
			Quebecor World Capital Corp., (Canada),
	1,145		6.125%, 11/15/13 (d) (f)	75
	1,160		6.500%, 08/01/27 (d) (f)	75
	265		9.750%, 01/15/15 (d) (f)	17

				7,040

			Construction & Engineering — 0.1%
	195		RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/14	185
			United Rentals North America, Inc.,
	650		9.250%, 12/15/19	652
	100		10.875%, 06/15/16	107

				944

			Electrical Equipment — 0.1%
			Belden, Inc.,
	500		7.000%, 03/15/17	478
	250		9.250%, 06/15/19 (e)	261
	185		International Wire Group, Inc., 9.750%, 04/15/15 (e)	183
	457		Valmont Industries, Inc., 6.875%, 05/01/14	462

				1,384

			Industrial Conglomerates — 0.2%
	1,000		JB Poindexter & Co., Inc., 8.750%, 03/15/14	940
	1,830		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	2,039

				2,979

			Industrial Machinery — 0.0% (g)
	335		Baldor Electric Co., 8.625%, 02/15/17	341
	270		Severstal Columbus LLC, 10.250%, 02/15/18 (e)	279

				620

			Machinery — 0.2%
	310		Altra Holdings, Inc., 8.125%, 12/01/16 (e)	309
	550		Eaton Corp., 5.600%, 05/15/18	602
	240		Ingersoll-Rand Co., (Bermuda), 7.200%, 06/01/25	253
	110		PACCAR, Inc., 6.375%, 02/15/12	119
	440		Parker Hannifin Corp., 6.250%, 05/15/38	492
	1,000		SPX Corp., 7.625%, 12/15/14	1,018

				2,793

			Marine — 0.1%
	1,250		Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17 (c) (e)	1,262
	55		Teekay Corp., 8.500%, 01/15/20	56
	750		Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	724

				2,042

			Road & Rail — 0.5%
	775		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 03/15/18 (e)	775
	714		Burlington Northern and Santa Fe Railway Co. 2000 Pass Through Trust, Series 00-2, 7.908%, 01/15/20	819
			Burlington Northern Santa Fe LLC,
	220		5.650%, 05/01/17	241
	1,150		6.700%, 08/01/28	1,266
	280		Canadian Pacific Ltd., (Canada), 9.450%, 08/01/21	384
	165		Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	194
	825		CSX Corp., 7.375%, 02/01/19	990
			Erac USA Finance Co.,
	250		6.375%, 10/15/17 (e)	283
	800		6.700%, 06/01/34 (e)	827
			Kansas City Southern de Mexico S.A. de C.V., (Mexico),
	352		7.375%, 06/01/14	348
	350		7.625%, 12/01/13	347
	1,200		RailAmerica, Inc., 9.250%, 07/01/17	1,248
	390		Union Pacific Corp., 7.000%, 02/01/16	455

				8,177

			Transportation Services — 0.1%
	750		Wabtec Corp., 6.875%, 07/31/13	762

			Total Industrials	48,162

			Information Technology — 0.8%
			Communications Equipment — 0.0% (g)
	375		Cisco Systems, Inc., 5.900%, 02/15/39	397
	135		Nokia OYJ, (Finland), 5.375%, 05/15/19	144

				541

			Computers & Peripherals — 0.2%
	640		Dell, Inc., 7.100%, 04/15/28	750
			Hewlett-Packard Co.,
	80		2.950%, 08/15/12	83
	500		5.400%, 03/01/17	554
	250		5.500%, 03/01/18	281
	650		International Business Machines Corp., 7.000%, 10/30/25	787
	230		Seagate HDD Cayman, (Cayman Islands), 6.875%, 05/01/20 (e)	219
	1,000		Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	982

				3,656

			Electronic Equipment, Instruments & Components — 0.2%
			Arrow Electronics, Inc.,
	769		6.875%, 07/01/13	848
	100		7.500%, 01/15/27	108
	678		Flextronics International Ltd., (Singapore), 6.250%, 11/15/14	671
	50		Intcomex, Inc., 13.250%, 12/15/14 (e)	51
	750		Sanmina-SCI Corp., VAR, 3.007%, 06/15/14 (c) (e)	701

				2,379

			Internet Software & Services — 0.0% (g)
	300		Equinix, Inc., 8.125%, 03/01/18	304

			IT Services — 0.1%
	900		Electronic Data Systems LLC, 6.000%, 08/01/13	1,012

			Semiconductors & Semiconductor Equipment — 0.1%
	415		Advanced Micro Devices, Inc., 8.125%, 12/15/17 (e)	407
	530		Amkor Technology, Inc., 7.375%, 05/01/18 (e)	511
	605		Freescale Semiconductor, Inc., 9.250%, 04/15/18 (e)	601
			NXP B.V./NXP Funding LLC, (Netherlands),
	125		7.875%, 10/15/14 (c)	115
	375		VAR, 3.053%, 10/15/13	324

				1,958

			Software — 0.2%
	115		Intuit, Inc., 5.750%, 03/15/17	126
			Oracle Corp.,
	1,000		5.250%, 01/15/16	1,116
	1,030		6.500%, 04/15/38	1,187

				2,429

			Total Information Technology	12,279

			Materials — 2.8%
			Chemicals — 0.4%
	200		Ashland, Inc., 9.125%, 06/01/17	219
			CF Industries, Inc.,
	300		6.875%, 05/01/18	301
	140		7.125%, 05/01/20	141
	410		EI du Pont de Nemours & Co., 3.250%, 01/15/15	421
	625		LBI Escrow Corp., 8.000%, 11/01/17 (e)	636
	537		Lyondell Chemical Co., 11.000%, 05/01/18	569
	525		Monsanto Co., 7.375%, 08/15/12	589
	255		PolyOne Corp., 8.875%, 05/01/12	267
			Potash Corp. of Saskatchewan, Inc., (Canada),
	450		4.875%, 03/01/13	485
	753		7.750%, 05/31/11	800
	200		PPG Industries, Inc., 9.000%, 05/01/21	250
			Praxair, Inc.,
	735		4.625%, 03/30/15	797
	650		5.250%, 11/15/14	723
	445		Westlake Chemical Corp., 6.625%, 01/15/16 (c)	425

				6,623

			Construction Materials — 0.1%
	75		Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	71
	2,547		U.S. Concrete, Inc., 8.375%, 04/01/14 (d)	1,401

				1,472

			Containers & Packaging — 0.5%
			Ball Corp.,
	1,500		6.750%, 09/15/20	1,459
	125		7.125%, 09/01/16	128
	125		7.375%, 09/01/19	126
	220		Berry Plastics Corp., 8.250%, 11/15/15	216
	2,000		Constar International, Inc., VAR, 3.811%, 02/15/12	1,718
	750		Owens-Brockway Glass Container, Inc., 8.250%, 05/15/13	759
	376		Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	372
	700		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.750%, 10/15/16 (e)	693
	500		Sealed Air Corp., 7.875%, 06/15/17 (e)	529
	700		Silgan Holdings, Inc., 7.250%, 08/15/16	707
	900		Solo Cup Co./Solo Cup Operating Corp., 10.500%, 11/01/13	916

				7,623

			Metals & Mining — 0.8%
	375		AK Steel Corp., 7.625%, 05/15/20	370
	225		Arch Western Finance LLC, 6.750%, 07/01/13	222
			BHP Billiton Finance USA Ltd., (Australia),
	570		4.800%, 04/15/13	614
	575		5.400%, 03/29/17	627
	120		6.500%, 04/01/19	140
	1,086		California Steel Industries, Inc., 6.125%, 03/15/14	1,005
	750		FMG Resources August 2006 Pty Ltd., (Australia), 10.625%, 09/01/16 (e)	825
	255		Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15	274
	760		Nucor Corp., 6.400%, 12/01/37	842
			Steel Dynamics, Inc.,
	1,500		6.750%, 04/01/15	1,448
	1,500		7.625%, 03/15/20 (e)	1,485
			United States Steel Corp.,
	474		6.050%, 06/01/17	450
	523		7.000%, 02/01/18	517
	2,000		7.375%, 04/01/20	1,955
	1,047		Wolverine Tube, Inc., PIK, 15.000%, 03/31/12 (c)	607

				11,381

			Paper & Forest Products — 1.0%
			Abitibi-Consolidated Co. of Canada, (Canada),
	100		8.375%, 04/01/15 (d)	18
	375		13.750%, 04/01/11 (d) (e)	394
	410		Abitibi-Consolidated, Inc., (Canada), 8.850%, 08/01/30 (d)	74
	1,450		Appleton Papers, Inc., 10.500%, 06/15/15 (e)	1,319
	1,000		Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20 (e)	1,007
			Cascades, Inc., (Canada),
	500		7.750%, 12/15/17 (e)	482
	400		7.875%, 01/15/20 (e)	396
			Domtar Corp.,
	500		7.125%, 08/15/15	525
	19		7.875%, 10/15/11	20
	950		10.750%, 06/01/17	1,112
			Georgia-Pacific LLC,
	345		7.000%, 01/15/15 (e)	345
	875		7.125%, 01/15/17 (e)	871
	400		8.250%, 05/01/16 (e)	416
	1,154		Jefferson Smurfit Corp., 8.250%, 10/01/12 (d)	978
	2,650		NewPage Corp., 11.375%, 12/31/14	2,478
			P.H. Glatfelter Co.,
	1,000		7.125%, 05/01/16 (e)	950
	1,000		PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	1,095
			Smurfit-Stone Container Enterprises, Inc.,
	1,640		8.000%, 03/15/17 (d)	1,398
	656		8.375%, 07/01/12 (d)	550
	750		Verso Paper Holdings LLC/Verso Paper, Inc., 11.500%, 07/01/14 (c) (e)	801
	350		Weyerhaeuser Co., 7.375%, 10/01/19	370

				15,599

			Total Materials	42,698

			Telecommunication Services — 1.9%
			Diversified Telecommunication Services — 1.2%
	900		AT&T Corp., 8.000%, 11/15/31	1,110
			AT&T, Inc.,
	220		5.600%, 05/15/18	240
	465		5.800%, 02/15/19	512
	1,500		6.300%, 01/15/38	1,562
			BellSouth Corp.,
	1,285		5.200%, 09/15/14	1,412
	100		6.875%, 10/15/31	111
	525		BellSouth Telecommunications, Inc., 6.300%, 12/15/15	556
			Cincinnati Bell, Inc.,
	800		8.250%, 10/15/17	754
	145		8.750%, 03/15/18	134
			Deutsche Telekom International Finance B.V., (Netherlands),
	100		6.750%, 08/20/18	112
	1,000		8.750%, 06/15/30	1,263
			Frontier Communications Corp.,
	785		7.125%, 03/15/19	722
	315		8.125%, 10/01/18	309
			New Communications Holdings, Inc.,
	15		7.875%, 04/15/15 (e)	15
	15		8.250%, 04/15/17 (e)	15
	215		8.500%, 04/15/20 (e)	212
	15		8.750%, 04/15/22 (e)	14
			Qwest Communications International, Inc.,
	500		7.125%, 04/01/18 (e)	488
	90		8.000%, 10/01/15 (e)	90
			Qwest Corp.,
	1,000		6.500%, 06/01/17	1,003
	250		8.875%, 03/15/12	267
			Telecom Italia Capital S.A., (Luxembourg),
	562		5.250%, 11/15/13	585
	190		7.721%, 06/04/38	194
			Telefonica Emisiones S.A.U., (Spain),
	600		5.855%, 02/04/13	642
	80		5.877%, 07/15/19	83
	875		TELUS Corp., (Canada), 8.000%, 06/01/11	933
	267		United Telephone Co. of Florida, 8.375%, 01/15/25	282
	400		Verizon Communications, Inc., 6.900%, 04/15/38	448
	2,000		Verizon Pennsylvania, Inc., 8.350%, 12/15/30	2,303
			Windstream Corp.,
	525		8.125%, 08/01/13	530
	1,250		8.625%, 08/01/16	1,238

				18,139

			Wireless Telecommunication Services — 0.7%
	450		CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	477
	1,425		Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,575
			Cricket Communications, Inc.,
	140		7.750%, 05/15/16	142
	215		9.375%, 11/01/14 (c)	217
	260		MetroPCS Wireless, Inc., 9.250%, 11/01/14	268
	1,750		New Cingular Wireless Services, Inc., 7.875%, 03/01/11	1,837
	1,750		Nextel Communications, Inc., 7.375%, 08/01/15	1,649
			NII Capital Corp.,
	365		8.875%, 12/15/19	371
	185		10.000%, 08/15/16	198
	240		Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	278
	1,050		SBA Telecommunications, Inc., 8.000%, 08/15/16 (e)	1,082
	800		Sprint Capital Corp., 8.750%, 03/15/32	762
	125		Sprint Nextel Corp., 8.375%, 08/15/17	123
	870		Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	927
			Wind Acquisition Finance S.A., (Luxembourg),
	275		11.750%, 07/15/17 (e)	280
	490		12.000%, 12/01/15 (e)	505

				10,691

			Total Telecommunication Services	28,830

			Utilities — 3.2%
			Electric Utilities — 2.0%
	505		Alabama Power Co., 6.125%, 05/15/38	544
			Carolina Power & Light Co.,
	90		5.300%, 01/15/19	97
	500		6.300%, 04/01/38	557
	1,000		CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,111
	100		Centrais Eletricas Brasileiras S.A., (Brazil), 6.875%, 07/30/19 (e)	106
	300		Consolidated Edison Co. of New York, Inc., 5.500%, 12/01/39	295
	925		Consumers Energy Co., 6.700%, 09/15/19	1,072
			Duke Energy Carolinas LLC,
	500		5.625%, 11/30/12	548
	1,100		6.050%, 04/15/38	1,199
	500		6.250%, 01/15/12	540
	1,200		Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	1,176
	115		Florida Power Corp., 5.650%, 06/15/18	127
			FPL Group Capital, Inc.,
	275		5.350%, 06/15/13	298
	265		7.875%, 12/15/15	324
			Georgia Power Co.,
	562		5.250%, 12/15/15	626
	140		5.950%, 02/01/39	147
	2,000		Ipalco Enterprises, Inc., 7.250%, 04/01/16 (e)	2,035
	988		Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,030
	860		MidAmerican Energy Co., 5.300%, 03/15/18	936
	810		Midamerican Funding LLC, 6.750%, 03/01/11	845
	600		Nevada Power Co., 7.125%, 03/15/19	696
	300		Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	305
			Nisource Finance Corp.,
	1,470		6.400%, 03/15/18	1,594
	150		6.800%, 01/15/19	166
	1,000		7.875%, 11/15/10	1,028
	290		10.750%, 03/15/16	372
			Northern States Power Co.,
	173		5.350%, 11/01/39	174
	765		6.250%, 06/01/36	864
	1,010		Pacific Gas & Electric Co., 5.625%, 11/30/17	1,108
			Pacificorp,
	1,900		5.750%, 04/01/37	1,987
	250		7.240%, 08/16/23	305
			Peco Energy Co.,
	1,880		5.350%, 03/01/18	2,067
	500		5.950%, 11/01/11	533
	360		Potomac Electric Power Co., 6.500%, 11/15/37	412
	50		Progress Energy, Inc., 6.050%, 03/15/14	56
	1,121		PSEG Power LLC, 5.125%, 04/15/20 (e)	1,149
	35		Public Service Co. of Colorado, 6.500%, 08/01/38	40
	200		Public Service Co. of New Mexico, 7.950%, 05/15/18	209
			Public Service Co. of Oklahoma,
	88		5.150%, 12/01/19	91
	1,100		6.625%, 11/15/37	1,220
			Public Service Electric & Gas Co.,
	350		2.700%, 05/01/15	347
	155		5.300%, 05/01/18	166
	416		5.375%, 11/01/39	416
	500		San Diego Gas & Electric Co., 6.000%, 06/01/39	557
			Southern California Edison Co.,
	450		5.550%, 01/15/37	461
	285		5.950%, 02/01/38	309
	145		Spectra Energy Capital LLC, 7.500%, 09/15/38	160
	120		Union Electric Co., 8.450%, 03/15/39	161
	235		Virginia Electric and Power Co., 6.350%, 11/30/37	257

				30,823

			Gas Utilities — 0.4%
	250		ANR Pipeline Co., 9.625%, 11/01/21	343
	600		Atmos Energy Corp., 5.125%, 01/15/13	644
	570		CenterPoint Energy Resources Corp., 6.625%, 11/01/37	620
	200		Crosstex Energy/Crosstex Energy Finance Corp., 8.875%, 02/15/18 (e)	197
	155		EQT Corp., 8.125%, 06/01/19	185
	940		Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	1,026
	835		Southern California Gas Co., 4.375%, 01/15/11	854
			TransCanada Pipelines Ltd., (Canada),
	1,505		4.000%, 06/15/13	1,571
	1,000		6.200%, 10/15/37	1,004

				6,444

			Independent Power Producers & Energy Traders — 0.6%
	1,700		Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	1,717
	750		Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16	668
			Edison Mission Energy,
	500		7.000%, 05/15/17	338
	800		7.200%, 05/15/19	520
	500		7.750%, 06/15/16	363
	314		FPL Energy National Wind, 6.125%, 03/25/19 (e)	305
	397		FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	394
	952		Midwest Generation LLC, 8.560%, 01/02/16	947
	2,013		Mirant Mid Atlantic LLC, 9.125%, 06/30/17	2,083
	130		North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.875%, 06/01/16 (e)	133
	335		NRG Energy, Inc., 7.375%, 02/01/16	324
	389		Ormat Funding Corp., 8.250%, 12/30/20	356
	235		Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	157

				8,305

			Multi-Utilities — 0.1%
	400		Dominion Resources, Inc., 7.000%, 06/15/38	465
	160		DTE Energy Co., 7.625%, 05/15/14	187
			Sempra Energy,
	255		6.150%, 06/15/18	286
	75		6.500%, 06/01/16	85
	220		8.900%, 11/15/13	262
	420		9.800%, 02/15/19	549

				1,834

			Water Utilities — 0.1%
	925		American Water Capital Corp., 6.085%, 10/15/17	999

			Total Utilities	48,405

			Total Corporate Bonds (Cost $492,864)	503,939

			Foreign Government Securities — 1.1%
	100		Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (e)	104
	100		Citigroup Funding, Inc., CLN, 14.250%, 06/19/13 (linked to Indonesia Government Bond, 14.250%, 06/15/13; credit rating BB+), (Indonesia) (e) (f) (i)	100
	130		Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B+), (Ghana) (e) (f) (i)	132
	60		Credit Suisse First Boston International for CJSC The EXIM of Ukraine, (Ukraine), 7.650%, 09/07/11	59
	100		Deutsche Bank AG, London Branch, CLN, 14.275%, 12/22/13 (linked to Indonesia Government Bond, 14.275%, 12/22/13; credit rating BB+), (Indonesia) 12/22/13 (e) (f) (i)	135
			Federal Republic of Brazil, (Brazil),
	70		7.125%, 01/20/37	81
	396		8.000%, 01/15/18	452
	160		8.250%, 01/20/34	206
	90		8.750%, 02/04/25	120
BRL	10		10.000%, 01/01/12 (d)	56
	250		11.000%, 08/17/40	331
	169		12.250%, 03/06/30	296
BRL	90		12.500%, 01/05/22	55
	70		Government of Belize, (Belize), SUB, 6.000%, 02/20/29	50
			Government of Dominican Republic, (Dominican Republic),
	131		9.040%, 01/23/18 (e)	142
	33		9.040%, 01/23/18	35
			Government of Ukraine, (Ukraine),
	320		6.580%, 11/21/16 (e)	296
	115		IIRSA Norte Finance Ltd., (Peru), Series Reg.S., 8.750%, 05/30/24	127
	120		Kingdom of Bahrain, (Bahrain), 5.500%, 03/31/20	119
	25		Petroleos de Venezuela S.A., (Venezuela), 5.250%, 04/12/17	13
	200		Province of Manitoba, (Canada), 2.125%, 04/22/13	203
	655		Province of Nova Scotia (Canada), (Canada), 9.250%, 03/01/20	895
	1,635		Province of Ontario, (Canada), 2.950%, 02/05/15	1,657
			Republic of Argentina, (Argentina),
	700		1.683%, 08/03/12 (d)	228
	797		SUB, 2.500%, 12/31/38	279
	108		8.280%, 12/31/33	70
	99		8.280%, 12/31/33	65
			Republic of Colombia, (Colombia),
	320		7.375%, 03/18/19	366
COP	75,000		7.750%, 04/14/21	40
	120		11.750%, 02/25/20	175
	100		Republic of Croatia, (Croatia), 6.750%, 11/05/19	104
	100		Republic of Egypt, (Egypt), 5.750%, 04/29/20 (e)	101
			Republic of El Salvador, (El Salvador),
	95		8.250%, 04/10/32 (e)	103
	130		Republic of Gabon, (Gabon), 8.200%, 12/12/17 (e)	137
	110		Republic of Hungary, (Hungary), 6.250%, 01/29/20	111
			Republic of Indonesia, (Indonesia),
	275		Reg. S., 6.750%, 03/10/14	302
	150		Reg. S., 7.750%, 01/17/38	171
	110		8.500%, 10/12/35	136
	130		11.625%, 03/04/19 (e)	186
			Republic of Panama, (Panama),
	45		6.700%, 01/26/36	50
	140		7.250%, 03/15/15	161
	190		9.375%, 04/01/29	262
			Republic of Peru, (Peru),
	438		8.750%, 11/21/33	578
	88		9.875%, 02/06/15	111
			Republic of Philippines, (Philippines),
	390		8.250%, 01/15/14	455
	100		9.500%, 02/02/30	135
	81		9.875%, 01/15/19	107
	120		10.625%, 03/16/25	173
	125		Republic of Poland, (Poland), 6.375%, 07/15/19	136
	48		Republic of Serbia, (Serbia), SUB, 6.750%, 11/01/24	44
			Republic of South Africa, (South Africa),
	100		5.500%, 03/09/20	101
	225		6.875%, 05/27/19	251
ZAR	520		10.500%, 12/21/26	78
			Republic of Turkey, (Turkey),
	395		7.250%, 03/15/15	443
	200		7.250%, 03/05/38	211
	100		7.500%, 07/14/17	114
	120		8.000%, 02/14/34	139
	125		9.500%, 01/15/14	148
TRY	170		11.000%, 08/06/14	113
			Republic of Uruguay, (Uruguay),
UYU	2,895		6.377%, 09/14/18	205
	280		7.625%, 03/21/36	313
			Republic of Venezuela, (Venezuela),
	484		5.750%, 02/26/16	297
	120		7.000%, 03/31/38	62
	250		7.650%, 04/21/25	136
	275		8.250%, 10/13/24	155
	130		Reg. S., 9.000%, 05/07/23	79
			Russian Federation, (Russia),
	100		5.000%, 04/29/20 (c) (e)	95
	888		SUB, 7.500%, 03/31/30	992
			United Mexican States, (Mexico),
	300		5.625%, 01/15/17	321
	200		5.950%, 03/19/19	216
	286		6.050%, 01/11/40	288
	100		7.500%, 04/08/33	119
	110		8.300%, 08/15/31	142
MXN	3,410		10.000%, 12/05/24	319

			Total Foreign Government Securities (Cost $15,376)	15,787

			Mortgage Pass-Through Securities — 4.8%
			Federal Home Loan Mortgage Corp.,
	957		ARM, 5.243%, 03/01/36	1,003
	549		ARM, 5.649%, 03/01/36	577
	182		ARM, 5.979%, 05/01/37	193
	1,007		ARM, 6.050%, 10/01/37	1,069
	536		ARM, 6.247%, 10/01/36	565
	418		ARM, 6.532%, 08/01/36	442
			Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
	2,675		4.000%, 08/01/18 - 05/01/19	2,791
	1,403		4.500%, 10/01/18	1,479
	186		5.000%, 05/01/18	200
	953		5.500%, 01/01/21	1,031
	1,175		6.000%, 11/01/21	1,270
	811		6.500%, 07/01/14	862
	92		7.000%, 05/01/11 - 06/01/11	95
	254		7.500%, 05/01/11 - 01/01/17	275
	–	(h)	8.500%, 06/01/10	–	(h)
			Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
	2,057		6.500%, 11/01/22 - 03/01/26	2,271
	513		7.000%, 01/01/27	567
			Federal Home Loan Mortgage Corp. Gold Pools, 30 Year FHA/VA,
	3,374		7.500%, 01/01/32 - 12/01/36	3,827
	780		10.000%, 10/01/30	919
			Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
	581		4.000%, 09/01/33	577
	199		6.000%, 02/01/29	218
	1,684		6.500%, 01/01/24 - 11/01/36	1,849
	1,662		7.000%, 09/01/24 - 10/01/36	1,856
	198		7.500%, 10/01/19 - 10/01/30	218
	184		8.000%, 08/01/27 - 03/01/30	212
			Federal Home Loan Mortgage Corp. Gold Pools, Other,
	261		7.000%, 12/01/14 - 03/01/16	279
			Federal Home Loan Mortgage Corp., 30 Year, Single Family,
	7		7.500%, 02/01/17	7
	11		12.000%, 08/01/15 - 07/01/19	13
	–	(h)	13.000%, 06/01/14	–	(h)
	–	(h)	15.000%, 03/01/11	–	(h)
			Federal National Mortgage Association,
	653		ARM, 2.474%, 05/01/35	668
	26		ARM, 2.750%, 10/01/33	26
	290		ARM, 3.099%, 01/01/34	300
	229		ARM, 5.142%, 04/01/37	241
	1,015		ARM, 5.643%, 03/01/37	1,072
	1,949		ARM, 5.686%, 01/01/23	2,069
	816		ARM, 5.686%, 07/01/37	864
	1,271		ARM, 5.717%, 04/01/37	1,342
	236		ARM, 5.765%, 06/01/37	250
	980		ARM, 5.823%, 02/01/37	1,045
	319		ARM, 6.113%, 07/01/37	339
			Federal National Mortgage Association, 15 Year, Single Family,
	7,797		3.500%, 09/01/18 - 07/01/19	7,841
	5,165		4.000%, 07/01/18 - 12/01/18	5,419
	566		4.500%, 07/01/18	601
	3,152		5.000%, 05/01/18 - 11/01/18	3,388
	1,792		5.500%, 08/01/17 - 07/01/20	1,934
	3,360		6.000%, 01/01/14 - 08/01/22	3,632
	123		6.500%, 05/01/13	133
	–	(h)	7.000%, 03/01/15	–	(h)
	10		7.500%, 02/01/12	11
	46		8.000%, 01/01/16	48
	10		8.500%, 11/01/11	10
			Federal National Mortgage Association, 20 Year, Single Family,
	1,511		6.000%, 04/01/24	1,628
	1,336		6.500%, 11/01/18	1,487
	420		Federal National Mortgage Association, 30 Year, FHA/VA, 5.500%, 08/01/34	450
			Federal National Mortgage Association, 30 Year, Single Family,
	684		5.500%, 12/01/28 - 07/01/29	737
	781		6.500%, 04/01/28 - 08/01/29	866
	1,419		7.000%, 03/01/28 - 06/01/33	1,590
	1,235		7.500%, 09/01/25 - 11/01/38	1,369
	–	(h)	8.000%, 08/01/22	–	(h)
	95		8.500%, 10/01/25 - 12/01/25	108
	6		9.000%, 01/01/19 - 04/01/25	7
	37		12.500%, 01/01/16	40
	791		Federal National Mortgage Association, 7 Year, Balloon, 3.500%, 09/01/10	799
			Federal National Mortgage Association, Other,
	2,420		5.000%, 12/01/32 - 08/01/33	2,540
	1,697		5.500%, 09/01/17	1,806
	716		6.500%, 04/01/36 - 07/01/36	780
			Government National Mortgage Association II, 30 Year, Single Family,
	23		6.500%, 02/20/29	26
	127		7.500%, 08/20/25 - 07/20/27	144
	257		8.000%, 08/20/26 - 08/20/28	296
			Government National Mortgage Association, 30 Year, Single Family,
	585		6.500%, 02/15/28 - 10/15/29	652
	213		7.000%, 01/15/23 - 02/15/28	240
	163		7.250%, 07/15/21 - 01/15/28	183
	101		7.500%, 10/15/22 - 09/15/29	115
	9		7.750%, 02/15/27	10
	7		8.500%, 11/15/25	8
	144		9.000%, 04/15/16 - 01/15/25	163
	5		10.000%, 11/15/20	6
	3		13.000%, 01/15/15	3

			Total Mortgage Pass-Through Securities (Cost $68,679)	71,951

			Municipal Bond — 0.1%
			Illinois — 0.1%
	1,960		State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33 (Cost $1,960)	1,704

			Supranational — 0.0% (g)
	200		Eurasian Development Bank, (Kazakhstan), Reg. S., 7.375%, 09/29/14 (Cost $206)	205

			U.S. Government Agency Securities — 1.0%
			Federal Home Loan Banks,
	1,500		1.750%, 12/14/12	1,517
	635		5.375%, 05/18/16	729
			Federal Home Loan Mortgage Corp.,
	915		2.500%, 04/23/14	935
	385		6.750%, 09/15/29 (c)	487
			Federal National Mortgage Association,
	3,505		1.375%, 04/28/11	3,531
	1,995		1.750%, 03/23/11	2,014
	825		5.000%, 05/11/17	924
	1,500		5.625%, 07/15/37	1,677
	1,000		8.200%, 03/10/16	1,291
	500		Financing Corp. Fico, Zero Coupon, 09/26/19	341
	462		New Valley Generation II, 5.572%, 05/01/20	509
	704		New Valley Generation III, 4.929%, 01/15/21	746
	869		Tennessee Valley Authority, 5.250%, 09/15/39	908

			Total U.S. Government Agency Securities (Cost $14,968)	15,609

			U.S. Treasury Obligations — 17.4%
			U.S. Treasury Bonds,
	85		3.500%, 02/15/39	75
	555		4.375%, 02/15/38	570
	3,890		4.500%, 05/15/38	4,078
	1,000		5.500%, 08/15/28	1,190
	2,340		6.000%, 02/15/26	2,912
	5,000		6.250%, 08/15/23	6,281
	4,250		6.375%, 08/15/27	5,525
	7,600		7.125%, 02/15/23	10,202
	100		7.250%, 05/15/16	127
	7,200		7.250%, 08/15/22	9,730
	15,000		7.500%, 11/15/16	19,350
	4,800		7.500%, 11/15/24	6,745
	2,625		7.875%, 02/15/21	3,654
	2,000		8.125%, 05/15/21	2,838
	5,000		8.125%, 08/15/21	7,113
	13,325		8.750%, 05/15/17	18,447
	6,000		8.750%, 08/15/20	8,760
	31,455		8.875%, 08/15/17 (m)	44,007
	11,280		8.875%, 02/15/19	16,234
	5,000		9.000%, 11/15/18 (m)	7,234
	1,000		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	1,714
			U.S. Treasury Notes,
	3,225		0.875%, 04/30/11	3,238
	20		1.000%, 08/31/11 (k)	20
	90		1.000%, 10/31/11	91
	4,000		1.375%, 09/15/12	4,042
	6,625		1.375%, 10/15/12	6,690
	5,275		1.375%, 11/15/12	5,320
	10,000		1.875%, 06/15/12	10,225
	225		2.250%, 05/31/14	229
	100		2.375%, 03/31/16	99
	1,000		3.125%, 10/31/16	1,027
	880		3.125%, 05/15/19	872
	2,250		3.250%, 03/31/17	2,325
	320		4.000%, 02/15/15	348
			U.S. Treasury STRIPS,
	308		05/15/14	287
	2,000		11/15/14	1,832
	2,425		11/15/15	2,125
	3,980		05/15/16	3,407
	3,916		02/15/17	3,236
	5,991		05/15/17	4,904
	9,248		08/15/17 (c)	7,458
	16,170		11/15/17	12,889
	6,000		02/15/18	4,733
	199		05/15/18	156
	1,606		08/15/18	1,236
	5,185		11/15/20	3,491
	4,000		08/15/24	2,210
	2,900		02/15/25	1,556
	2,550		02/15/27	1,244

			Total U.S. Treasury Obligations (Cost $249,334)	262,076

SHARES

		Common Stocks — 0.4%
		Consumer Discretionary — 0.1%
		Leisure Equipment & Products — 0.0% (g)
31		True Temper Holdings Corp., Inc. (a) (f) (i)	217

		Media — 0.1%
15		Dex One Corp. (a)	301
8		SuperMedia, Inc. (a) (c)	229

			530

		Total Consumer Discretionary	747

		Consumer Staples — 0.0% (g)
		Food Products — 0.0% (g)
40		Eurofresh, Inc., ADR (a) (f) (i)	52

		Household Products — 0.0% (g)
13		Spectrum Brands, Inc. (a)	358

		Total Consumer Staples	410

		Industrials — 0.0% (g)
		Commercial Services & Supplies — 0.0% (g)
18		World Color Press, Inc., (Canada) (a)	202

		Information Technology — 0.0% (g)
		Semiconductors & Semiconductor Equipment — 0.0% (g)
695		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., ADR, (Luxembourg) (a) (f) (i)	361

		Materials — 0.3%
		Chemicals — 0.3%
81		Lyondell Chemical Co., (Netherlands), ADR (a)	1,436
138		LyondellBasell Industries N.V., (Netherlands), Class A (a) (c)	2,461
41		LyondellBasell Industries N.V., (Netherlands), Class B (a)	729

			4,626

		Containers & Packaging — 0.0% (g)
8		Constar International, Inc. (a)	116
14		Portola Packaging (a) (f) (i)	52

			168

		Total Materials	4,794

		Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
3		AboveNet, Inc. (a)	157
–	(h)	XO Holdings, Inc. (a)	–	(h)

			157

		Wireless Telecommunication Services — 0.0% (g)
–	(h)	Sprint Nextel Corp. (a)	–	(h)

		Total Telecommunication Services	157

		Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
1		NRG Energy, Inc. (a)	23

		Total Common Stocks (Cost $9,287)	6,694

		Preferred Stocks — 0.3%
		Consumer Discretionary — 0.2%
		Auto Components — 0.1%
–	(h)	Remy International, Inc., Series B, VAR, 21.054% (a) (c) (x)	429

		Household Durables — 0.1%
102		M/I Homes, Inc., Series A, 9.750%, 03/15/12 (a) (x)	1,821

		Total Consumer Discretionary	2,250

		Consumer Staples — 0.0% (g)
		Food Products — 0.0% (g)
–	(h)	Eurofresh, Inc., ADR (a) (f) (i)	53

		Financials — 0.1%
		Commercial Banks — 0.1%
20		CoBank ACB, 7.000%, 03/30/10 (e) (f) (i) (x)	814
15		CoBank ACB, Series D, 11.000%, 10/01/14 (f) (i) (x)	821

		Total Financials	1,635

		Total Preferred Stocks (Cost $3,789)	3,938

PRINCIPAL AMOUNT

	Loan Participations & Assignments — 3.0%
	Consumer Discretionary — 1.2%
	Auto Components — 0.0% (g)
	Remy, 1st Lien Term Loan,
323	5.757%, 12/06/13	318
30	5.790%, 12/06/13	29
647	5.921%, 12/06/13	637

		984

	Automobiles — 0.1%
	Ford Motor Co., Term Loan B,
707	3.310%, 12/15/13	660
707	3.340%, 12/15/13	660
81	3.340%, 12/15/13	75

		1,395

	Broadcasting & Cable TV — 0.0% (g)
1	Charter Communications Operating LLC, Term Loan C, 3.550%, 03/06/16	1

		Diversified Consumer Services — 0.0% (g)
		Ati Acquisition Co., Term Loan B,
272		8.250%, 12/31/14	256
2		9.250%, 12/31/14	2

			258

		Gaming — 0.3%
		CCM Merger, Inc., Term Loan B,
1,415		8.500%, 07/13/12	1,384
375		8.500%, 07/13/12	366
178		8.500%, 07/13/12	175
423		Fontainebleau Las Vegas, Delayed Draw Term Loan B, 4.316%, 06/06/14 (d)	98
845		Fontainebleau Las Vegas, Initial Term Loan, 4.527%, 06/06/14 (d)	196
1,000		Harrah’s Operating Co., Inc., Term B-2 Loan, 3.316%, 01/28/15	836
500		HSP Gaming, LP, Term Loan, 11.250%, 09/23/14	493
555		Venetian Macau, Term B Funded Project Loan, 4.800%, 05/25/13	535

			4,083

		Media — 0.6%
1,694		Clear Channel Communications, Inc., Term Loan B, 4.004%, 01/29/16	1,300
		Dex Media West, New Term Loan,
242		7.500%, 10/24/14	220
59		7.500%, 10/24/14	53
235		7.500%, 10/24/14	214
404		High Plains Broadcasting Operating Co. LLC, Term Loan, 9.000%, 09/14/16	395
3,042		Idearc, Inc., Exit Term Loan, 11.000%, 12/31/15	2,569
1,642		Newport Television LLC, Term Loan, 9.000%, 09/14/16	1,604
1,750		Newsday, Fixed Rate Term Loan, 10.500%, 08/01/13	1,855
		Univision Communications, Inc., 1st Lien Term Loan,
30		2.540%, 09/20/14	26
470		2.540%, 09/20/14	403

			8,639

		Textiles, Apparel & Luxury Goods — 0.2%
		Claire’s Stores, Term Loan B,
615		3.040%, 05/29/14	517
1,379		3.040%, 05/29/14	1,159
900		Phillips-Van Heusen Corp., Term Loan B, 4.750%, 05/01/16	901
312		Polymer Group, Inc., Term Loan B, 7.000%, 11/22/14	312

			2,889

		Total Consumer Discretionary	18,249

		Consumer Staples — 0.2%
		Food Products — 0.0% (g)
150		Bolthouse Farms, 1st Lien Term Loan, 5.500%, 02/01/16	149

		Household Products — 0.2%
36		Spectrum Brands, Inc., Letter of Credit, 1.500%, 06/30/12	36
		Spectrum Brands, Inc., Term Loan B,
817		8.000%, 06/30/12	811
668		8.000%, 06/30/12	663
668		8.000%, 06/30/12	663
1		8.750%, 06/30/12	–	(h)

			2,173

		Total Consumer Staples	2,322

		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
175		Big West Oil, Term Loan B01/22/15 ^	176

		Financials — 0.5%
		Consumer Finance — 0.1%
1,000		American General Finance Corp., Term Loan B, 7.250%, 04/15/15	967

		Diversified Financial Services — 0.3%
2,384		Capmark Financial Group, Term Roll-Up Certified Tranche, 4.750%, 03/23/13	1,974
4,422		Capmark Financial Group, U.S. Term Loan, 3.250%, 03/23/13	1,483
850		Capmark Financial Group, Unsecured Bridge Loan, 5.250%, 03/23/13	293
		CIT Group, Inc., New Term Loan,
280		13.000%, 01/20/12	288
280		13.000%, 01/20/12	289
280		13.000%, 01/20/12	289
280		13.000%, 01/20/12	288
280		13.000%, 01/20/12	288

			5,192

		Insurance — 0.0% (g)
90		USI Holdings Corp., Term Loan, 7.000%, 05/04/14	87

		Real Estate Investment Trusts (REITs) — 0.1%
		General Growth Properties, Inc., Revolver, Term Loan,
–	(h)	1.250%, 12/31/49	–	(h)
1		1.250%, 12/31/49	1
1,439		5.250%, 12/31/49 (d)	1,478
35		5.250%, 12/31/49	35

			1,514

		Total Financials	7,760

		Industrials — 0.4%
		Airlines — 0.1%
		Delta Airlines, Inc., 1st Lien Term Loan,
37		0.093%, 04/30/12	35
918		2.298%, 04/30/12	879
15		2.324%, 04/30/12	15

			929

		Building Products — 0.1%
266		Jacuzzi Brands, Inc., 1st Lien Letter of Credit, 0.190%, 02/07/14	218
		Jacuzzi Brands, Inc., 1st Lien Term Loan B,
5		2.543%, 02/07/14	4
2,259		2.574%, 02/07/14	1,846

			2,068

		Commercial Services & Supplies — 0.2%
		Clarke American Corp., Term Loan B,
868		2.790%, 06/27/14	756
780		2.790%, 06/27/14	680
309		2.790%, 06/27/14	270
489		2.854%, 06/27/14	427

			2,133

		Electrical Equipment — 0.0% (g)
500		Generac Power Systems, Term Loan B, 2.792%, 11/10/13	461

		Total Industrials	5,591

		Information Technology — 0.1%
		IT Services — 0.1%
899		CompuCom Systems, Term Loan, 3.860%, 08/23/14 (f) (i)	849
		First Data Corp., Initial Tranche B-1 Term Loan,
24		3.032%, 09/24/14	20
40		3.040%, 09/24/14	34
785		3.091%, 09/24/14	661
		First Data Corp., Initial Tranche B-3 Term Loan,
557		3.032%, 09/24/14	470
28		3.040%, 09/24/14	23

		Total Information Technology	2,057

		Materials — 0.3%
		Chemicals — 0.1%
1,431		Cristal Inorganic Chemicals (Millennium), 1st Lien Term Loan, 2.540%, 05/15/14	1,321

		Containers & Packaging — 0.1%
		Reynolds Group Holdings, Term Loan,
153		6.250%, 05/06/16	152
744		6.250%, 05/06/16	740

			892

		Paper & Forest Products — 0.1%
1,734		Abitibi, Inc., Term Loan, 11.000%, 03/31/12	1,664

		Total Materials	3,877

		Utilities — 0.3%
		Independent Power Producers & Energy Traders — 0.3%
871		Calpine Corp., 1st Priority Lien Term Loan, 3.165%, 03/29/14	813
293		NRG Energy, Inc. (Opco), Credit-Linked Deposit Letter of Credit, 0.190%, 02/01/13	281
		NRG Energy, Inc. (Opco), Term Loan B,
1,090		2.040%, 02/01/13	1,043
300		2.104%, 02/01/13	286
		Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2 Term Loan,
19		3.790%, 10/10/14	15
205		3.797%, 10/10/14	157
911		3.874%, 10/10/14	699
1,303		4.066%, 10/10/14	1,001

		Total Utilities	4,295

		Total Loan Participations & Assignments (Cost 45,818)	44,327

NUMBER OF WARRANTS

	Warrant — 0.0% (g)
	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
	World Color Press, Inc.,
10	expiring 7/20/2014 (Strike Price $13.00) (a)	54
10	expiring 7/20/2014 (Strike Price $16.30) (a)	24

		78

	Total Industrials	78

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
1	AboveNet, Inc., Class W, expiring 09/08/10 (Strike Price $24.00) (a) (f) (i)	17

	Total Warrants (Cost 707)	95

SHARES

	Short-Term Investment — 10.9%
	Investment Company — 10.9%
163,109	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (Cost $163,109)	163,109

	Investments of Cash Collateral for Securities on Loan — 0.9%
	Investment Company — 0.9%
13,590	JPMorgan Prime Money Market Fund, Capital Shares, 0.130%, 09/02/08 (b) (l) (Cost $13,590)	13,590

	Total Investments —101.4% (Cost $1,490,678)	1,522,630
	Liabilities in Excess of Other Assets — (1.4)%	(20,452)

	NET ASSETS — 100.0%	$1,502,178

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 05/31/10	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
1	2 Year U.S. Treasury Note	09/30/10	218	–	(h)
	Short Futures Outstanding
(2)	10 Year U.S. Treasury Note	09/21/10	$(240)	$(1)
(1)	5 Year U.S. Treasury Note	09/30/10	(116)	–	(h)

				$(1)

Forward Foreign Currency Exchange Contracts

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)

610,000 ZAR	06/17/10	$ 78	$ 80	$ (2)

Credit Default Swaps - Sell Protection [1]
Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 5/31/10 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]

Goldman Sachs Capital Management:
FSA Global Funding Ltd., 6.110%, 06/29/15	1.950% quarterly	03/20/13	4.798%	1,000	(69)	–

[1] The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2] Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer.
Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3] The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[4] Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2010.
BRL	—	Brazilian Real
CLN	—

Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of May 31, 2010. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.

CMO	—	Collateralized Mortgage Obligation
COP	—	Colombian Peso
DA	—	Development Authority
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HFC	—	Housing Finance Corp.
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2010. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

MXN	—	Mexican Peso
PIK	—	Payment-in-Kind
PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2010.
TRY	—	New Turkish Lira
UYU	—	Uruguayan Peso
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.
ZAR	—	South African Rand

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $8,210,000 which amounts to 0.5% of total investments.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of May 31, 2010.
(m)

All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2010.

^	Unsettled security, coupon rate is undetermined at May 31, 2010
~

Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,149
Aggregate gross unrealized depreciation	(39,197)

Net unrealized appreciation/depreciation	$31,952

Federal income tax cost of investments	$1,490,678

Core Plus Bond Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Consumer Discretionary	$530	$–	$217	$747
Consumer Staples	358	–	52	410
Industrials	202	–	–	202
Information Technology	–	–	361	361
Materials	4,742	–	52	4,794
Telecommunication Services	157	–	–	157
Utilities	23	–	–	23

Total Common Stocks	6,012	–	682	6,694

Preferred Stocks
Consumer Discretionary	–	2,250	–	2,250
Consumer Staples	–	–	53	53
Financials	–	–	1,635	1,635

Total Preferred Stocks	–	2,250	1,688	3,938

Debt Securities
Asset-Backed Securities	–	32,897	1,491	34,388
Collateralized Mortgage
Obligations	–	348,244	–	348,244
Commercial Mortgage-Backed
Securities	–	36,974	–	36,974
Corporate Bonds
Consumer Discretionary	–	76,663	–	76,663
Consumer Staples	–	25,433	137	25,570
Energy	–	41,645	940	42,585
Financials	–	155,144	1,872	157,016
Health Care	–	21,731	–	21,731
Industrials	–	47,995	167	48,162
Information Technology	–	12,279	–	12,279
Materials	–	42,698	–	42,698
Telecommunication Services	–	28,830	–	28,830
Utilities	–	48,405	–	48,405

Total Corporate Bonds	–	500,823	3,116	503,939

Foreign Government Securities	–	15,420	367	15,787
Mortgage Pass-Through Securities	–	71,951	–	71,951
Municipal Bonds	–	1,704	–	1,704
Supranational	–	205	–	205
U.S. Government Agency
Securities	–	15,609	–	15,609
U.S. Treasury Obligations	–	262,076	–	262,076
Loan Participations & Assignments
Consumer Discretionary	–	18,249	–	18,249
Consumer Staples	–	2,322	–	2,322
Energy	–	176	–	176
Financials	–	7,760	–	7,760
Industrials	–	5,591	–	5,591
Information Technology	–	1,208	849	2,057
Materials	–	3,877	–	3,877
Utilities	–	4,295	–	4,295

Total Loan Participations & Assignments	–	43,478	849	44,327

Warrants
Industrials	78	–	–	78
Telecommunication Services	–	–	17	17

Total Warrants	78	–	17	95

Short-Term Investments Investment Companies	163,109	–	–	163,109
Investments of Cash Collateral for Securities on Loan Investment Companies	13,590	–	–	13,590

Total Investments in Securities	$182,789	$1,331,631	$8,210	$1,522,630

Appreciation in Other Financial Instruments
Futures Contracts	$– (h)	$–	$–	$– (h)

Depreciation in Other Financial Instruments
Futures Contracts	$(1)	$–	$–	$(1)
Forward Foreign Currency Exchange Contracts	–	(2)	–	(2)
Swaps	$–	$(69)	$–	$(69)

Total Depreciation in Other Financial Instruments	$(1)	$(71)	$–	$(72)

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.

The following is a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/10
Investments in Securities
Asset-Backed Securities	$5,019	–	(a)	$16	$2	$(17)	$–	$(3,529)	$1,491
Collateralized Mortgage Obligations	4,400	–		–	–	–	–	(4,400)	–
Common Stock-Consumer Discretionary	216	–		1	–	–	–	–	217
Common Stock-Consumer Staples	20	–		32	–	–	–	–	52
Common Stock-Industrials	573	607		(313)	–	(867)	–	–	–
Common Stock-Information Technology	97	–		264	–	–	–	–	361
Common Stock-Materials	57	–		(5)	–	–	–	–	52
Corporate Bond-Consumer Staples	173	–		– (a)	–	(36)	–	–	137
Corporate Bond-Energy	937	–		3	–	–	–	–	940
Corporate Bond-Financials-Consumer Finance	1,872	–		(19)	19	–	–	–	1,872
Corporate Bond-Industrials	2,220	(579)		710	1	(1,977)	–	(208)	167
Corporate Bond-Materials	761	–		–	–	–	–	(761)	–
Foreign Government Securities	–	–		11	(1)	130	227	–	367
Loan Participations & Assignment-Industrials	1,961	–		–	–	–	–	(1,961)	–
Loan Participations & Assignment-Information Technology	852	–	(a)	(1)	1	(3)	–	–	849
Loan Participations & Assignment-Materials	1,335	–		–	–	–	–	(1,335)	–
Preferred Stock-Consumer Staples	53	–		–	–	–	–	–	53
Preferred Stock-Financials	769	–		53	–	–	813	–	1,635
Warrant-Telecommunication Services	26	–		(9)	–	–	–	–	17

Total	$21,341	$28		$743	$22	$(2,770)	$1,040	$(12,194)	$8,210

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.

Transferred from Level 2 to Level 3 due to lack of observable market inputs.

Transferred from Level 3 to Level 2 due to available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $371,000.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 43.6%
		Agency CMO — 43.6%
		Federal Home Loan Mortgage Corp. REMICS,
127		Series 1343, Class LA, 8.000%, 08/15/22	142
876		Series 1367, Class K, 5.500%, 09/15/22	955
171		Series 1591, Class E, 10.000%, 10/15/23	192
1,534		Series 1633, Class Z, 6.500%, 12/15/23	1,671
2,136		Series 1694, Class PK, 6.500%, 03/15/24	2,329
8,353		Series 1785, Class A, 6.000%, 10/15/23	8,866
465		Series 1999, Class PU, 7.000%, 10/15/27	516
813		Series 2031, Class PG, 7.000%, 02/15/28	884
2,223		Series 2035, Class PC, 6.950%, 03/15/28	2,334
1,961		Series 2064, Class PD, 6.500%, 06/15/28 (m)	2,079
1,797		Series 2095, Class PE, 6.000%, 11/15/28	1,968
577		Series 2152, Class BD, 6.500%, 05/15/29	637
3,861		Series 2162, Class TH, 6.000%, 06/15/29	4,233
326		Series 2345, Class PQ, 6.500%, 08/15/16	352
1,890		Series 2367, Class ME, 6.500%, 10/15/31	2,078
5,840		Series 2480, Class EJ, 6.000%, 08/15/32	6,433
6,000		Series 2562, Class PG, 5.000%, 01/15/18	6,485
4,033		Series 2571, Class PV, 5.500%, 01/15/14	4,324
7,221		Series 2580, Class QM, 5.000%, 10/15/31	7,526
2,836		Series 2611, Class QZ, 5.000%, 05/15/33	2,951
9,295		Series 2630, Class KS, 4.000%, 01/15/17	9,611
8,519		Series 2631, Class TE, 4.500%, 02/15/28	8,609
898		Series 2647, Class A, 3.250%, 04/15/32	905
5,921		Series 2651, Class VZ, 4.500%, 07/15/18	6,275
9,000		Series 2656, Class BG, 5.000%, 10/15/32	9,724
10,000		Series 2684, Class PD, 5.000%, 03/15/29	10,474
2,500		Series 2688, Class DG, 4.500%, 10/15/23	2,630
8,588		Series 2727, Class PE, 4.500%, 07/15/32	9,126
5,000		Series 2749, Class TD, 5.000%, 06/15/21	5,239
6,000		Series 2773, Class TB, 4.000%, 04/15/19	6,181
4,730		Series 2780, Class TD, 5.000%, 04/15/28	4,920
7,450		Series 2841, Class AT, 4.000%, 08/15/19	7,658
3,117		Series 2882, Class QD, 4.500%, 07/15/34	3,286
6,342		Series 2915, Class MU, 5.000%, 01/15/35	6,765
4,579		Series 2927, Class GA, 5.500%, 10/15/34	5,013
4,365		Series 2929, Class PC, 5.000%, 01/15/28	4,511
5,500		Series 2931, Class QD, 4.500%, 02/15/20	5,841
11,790		Series 2976, Class HP, 4.500%, 01/15/33	12,095
10,600		Series 3036, Class ND, 5.000%, 05/15/34 (m)	11,377
4,014		Series 3045, Class HN, 4.500%, 09/15/33	4,109
2,955		Series 3085, Class VS, HB, IF, 27.372%, 12/15/35	4,564
5,500		Series 3114, Class KB, 5.000%, 09/15/27	5,757
6,495		Series 3181, Class OP, PO, 07/15/36	5,543
4,500		Series 3188, Class GE, 6.000%, 07/15/26	4,996
19,436		Series 3325, Class JL, 5.500%, 06/15/37	21,165
6,000		Series 3341, Class PE, 6.000%, 07/15/37	6,753
126		Federal Home Loan Mortgage Corp. STRIPS, Series 155, Class IO, IO, 7.000%, 11/01/23	25
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,797		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	3,109
3,267		Series T-54, Class 2A, 6.500%, 02/25/43	3,595
1,326		Series T-56, Class A, PO, 05/25/43	1,138
2,033		Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	2,237
		Federal National Mortgage Association Interest STRIPS,
4,192		Series 278, Class 1, VAR, 1.984%, 08/01/25	3,888
1,864		Series 278, Class 3, VAR, 1.309%, 11/01/23	1,732
3,462		Series 343, Class 23, IO, 4.000%, 10/01/18	338
		Federal National Mortgage Association REMICS,
174		Series 1988-16, Class B, 9.500%, 06/25/18 (m)	199
123		Series 1990-57, Class J, 7.000%, 05/25/20 (m)	134
406		Series 1993-110, Class H, 6.500%, 05/25/23	441
317		Series 1993-146, Class E, PO, 05/25/23	289
5,531		Series 1993-155, Class PJ, 7.000%, 09/25/23	6,192
60		Series 1993-205, Class H, PO, 09/25/23	54
86		Series 1993-217, Class H, PO, 08/25/23	79
67		Series 1993-228, Class G, PO, 09/25/23	60
1,884		Series 1994-37, Class L, 6.500%, 03/25/24	2,071
5,173		Series 1994-43, Class PJ, 6.350%, 12/25/23	5,356
6,760		Series 1994-51, Class PV, 6.000%, 03/25/24	7,482
3,276		Series 1994-62, Class PJ, 7.000%, 01/25/24	3,403
3,793		Series 1998-58, Class PC, 6.500%, 10/25/28	4,160
641		Series 2000-8, Class Z, 7.500%, 02/20/30	709
2,564		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	502
921		Series 2002-2, Class UC, 6.000%, 02/25/17	990
1,623		Series 2002-3, Class PG, 5.500%, 02/25/17	1,760
6,502		Series 2002-73, Class OE, 5.000%, 11/25/17	6,969
1,108		Series 2002-86, Class EJ, 5.500%, 12/25/32	1,125
2,291		Series 2002-92, Class FB, VAR, 0.993%, 04/25/30	2,302
6,925		Series 2003-21, Class PZ, 4.500%, 03/25/33	7,166
15,200		Series 2003-35, Class MD, 5.000%, 11/25/16	15,647
838		Series 2003-67, Class SA, IF, HB, 43.272%, 10/25/31	1,534
35		Series 2003-70, Class BE, 3.500%, 12/25/25	35
5,000		Series 2003-74, Class VL, 5.500%, 11/25/22	5,454
20,000		Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	21,603
5,000		Series 2003-92, Class VH, 5.000%, 02/25/19	5,424
10,000		Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	10,512
16,000		Series 2004-7, Class JK, 4.000%, 02/25/19	16,555
4,520		Series 2004-46, Class QD, IF, HB, 22.629%, 03/25/34	5,278
5,198		Series 2004-54, Class FL, VAR, 0.743%, 07/25/34	5,208
9,854		Series 2004-60, Class PA, 5.500%, 04/25/34	10,613
4,726		Series 2005-16, Class LC, 5.500%, 05/25/28	4,878
7,805		Series 2005-22, Class EH, 5.000%, 04/25/35	8,352
3,324		Series 2005-29, Class AK, 4.500%, 04/25/35	3,538
6,695		Series 2005-58, Class EP, 5.500%, 07/25/35	7,349
7,000		Series 2005-62, Class DX, 5.000%, 05/25/34	7,487
6,222		Series 2005-83, Class LA, 5.500%, 10/25/35	6,853
5,498		Series 2005-116, Class PC, 6.000%, 01/25/36	6,122
32,593		Series 2006-51, Class FP, VAR, 0.693%, 03/25/36	32,387
1,924		Series 2006-69, Class SP, IF, 14.279%, 05/25/30	2,139
518		Series 2006-81, Class FA, VAR, 0.693%, 09/25/36	517
7,124		Series 2006-110, Class PO, PO, 11/25/36	5,969
7,773		Series 2007-76, Class PE, 6.000%, 08/25/37	8,672
1,980		Series 2009-89, Class A1, 5.410%, 05/25/35	2,093
2,885		Series 2010-4, Class SL, IF, 10.816%, 02/25/40	2,798
34		Series G92-35, Class EB, 7.500%, 07/25/22	38
394		Series G92-44, Class ZQ, 8.000%, 07/25/22	441
		Federal National Mortgage Association Whole Loan,
555		Series 1999-W4, Class A9, 6.250%, 02/25/29	590
4,292		Series 2002-W7, Class A4, 6.000%, 06/25/29	4,687
1,521		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	1,673
717		Series 2003-W1, Class 2A, 7.500%, 12/25/42	814
6,439		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	6,793
5,597		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	6,158
6,378		Series 2009-W1, Class A, 6.000%, 12/25/49	6,965
		Government National Mortgage Association,
1,012		Series 1998-22, Class PD, 6.500%, 09/20/28	1,066
582		Series 1999-17, Class L, 6.000%, 05/20/29	618
5,898		Series 2001-10, Class PE, 6.500%, 03/16/31	6,305
5,838		Series 2001-64, Class PB, 6.500%, 12/20/31	6,416
68,769		Series 2003-59, Class XA, IO, VAR, 2.047%, 06/16/34	4,413
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,648
2,728		Series 2004-62, Class VA, 5.500%, 07/20/15	2,911
14,886		Series 2005-28, Class AJ, 5.500%, 04/20/35	16,210
16,058		Series 2008-40, Class SA, IF, IO, 6.063%, 05/16/38	2,134
28,693		Series 2009-42, Class TX, 4.500%, 06/20/39	29,595
9,551		Series 2009-52, Class MA, 5.000%, 11/20/36	10,284
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,205

		Total Collateralized Mortgage Obligations (Cost $581,473)	621,568
Mortgage Pass-Through Securities — 12.6%
		Federal Home Loan Mortgage Corp.,
314		ARM, 2.606%, 01/01/27	328
117		ARM, 2.826%, 08/01/18	121
36		ARM, 2.855%, 04/01/30	38
26		ARM, 2.864%, 02/01/19	27
16		ARM, 3.072%, 07/01/30	17
49		ARM, 3.125%, 06/01/18	50
42		ARM, 3.151%, 03/01/18	43
4		ARM, 3.442%, 01/01/20	4
143		ARM, 3.525%, 01/01/21	146
78		ARM, 3.563%, 11/01/18	79
4,208		ARM, 6.013%, 03/01/37	4,473
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
832		5.000%, 12/01/13 - 12/01/16	874
764		6.000%, 04/01/14	824
1,007		6.500%, 12/01/12 - 06/01/14	1,070
–	(h)	7.000%, 12/01/14	–	(h)
2,356		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	2,473
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,236		5.500%, 11/01/33	2,397
510		6.000%, 02/01/32	559
1,816		6.500%, 01/01/24 - 07/01/29	2,006
1,844		7.000%, 08/01/25 - 09/01/29 (m)	2,090
110		7.500%, 09/01/24 - 08/01/25	124
130		8.000%, 11/01/24 - 09/01/25	149
273		8.500%, 05/01/24 - 07/01/28	316
8		9.000%, 10/01/17 - 11/01/21	9
–	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	–	(h)
		Federal National Mortgage Association,
38		ARM, 2.625%, 06/01/17	39
57		ARM, 2.746%, 06/01/29	58
49		ARM, 2.822%, 06/01/20	50
177		ARM, 2.875%, 08/01/30	181
392		ARM, 3.109%, 11/01/27 - 08/01/41	397
8		ARM, 3.125%, 07/01/27	8
139		ARM, 3.143%, 07/01/17	142
30		ARM, 3.375%, 09/01/17	30
75		ARM, 3.520%, 10/01/14	76
245		ARM, 3.750%, 06/01/15 - 01/01/29	247
31		ARM, 3.800%, 10/01/16	32
163		ARM, 3.822%, 09/01/27	162
43		ARM, 3.825%, 08/01/19	44
224		ARM, 3.837%, 08/01/19	232
125		ARM, 3.939%, 09/01/14	128
16		ARM, 4.325%, 11/01/16	17
32		ARM, 5.920%, 04/01/19	33
24		ARM, 6.000%, 12/01/18	25
		Federal National Mortgage Association, 15 Year, Single Family,
43,663		4.000%, 04/01/19 - 02/01/25	44,960
3,789		4.500%, 03/01/19	4,021
2,752		5.500%, 11/01/16 - 03/01/18	2,969
243		6.000%, 03/01/11 - 08/01/14	260
6		6.500%, 12/01/10	6
1		7.000%, 07/01/10	1
125		8.000%, 11/01/12	132
		Federal National Mortgage Association, 20 Year, Single Family,
1,779		5.000%, 11/01/23	1,892
2,408		6.000%, 03/01/22	2,653
95		7.500%, 06/01/14 - 07/01/14	104
		Federal National Mortgage Association, 30 Year, Single Family,
4,091		4.500%, 03/01/38	4,184
27,435		5.000%, 11/01/33 - 12/01/39	28,898
44,627		5.500%, 02/01/29 - 05/01/36 (m)	47,926
5,832		6.000%, 07/01/36	6,379
1,164		6.500%, 06/01/26 - 04/01/32	1,292
6,843		7.000%, 02/01/24 - 03/01/35	7,706
458		7.500%, 03/01/30 - 04/01/30	517
225		10.000%, 10/01/16 - 11/01/21	248
238		Federal National Mortgage Association, Other, 6.000%, 09/01/28	259
458		Government National Mortgage Association II, 30 Year, Single Family, 8.000%, 11/20/26 - 11/20/27	528
		Government National Mortgage Association, 30 Year, Single Family,
69		6.000%, 10/15/23	76
1,476		6.500%, 05/15/23 - 02/15/24 (m)	1,618
573		7.000%, 12/15/22 - 06/15/28	645
629		7.500%, 02/15/22 - 02/15/28	716
278		8.000%, 07/15/22 - 08/15/26	321
–	(h)	8.500%, 10/15/24	–	(h)
688		9.000%, 06/15/16 - 11/15/24	789
39		9.500%, 08/15/16 - 12/15/20	45

		Total Mortgage Pass-Through Securities (Cost $170,623)	179,263
U.S. Government Agency Securities — 16.5%
12,824		Federal Farm Credit Bank, 5.750%, 12/07/28	14,499
		Federal National Mortgage Association,
25,000		Zero Coupon, 10/09/19	15,244
10,000		6.250%, 05/15/29	11,978
		Federal National Mortgage Association STRIPS,
34,750		11/15/20	22,001
8,000		05/15/23	4,363
9,200		05/29/26	4,300
26,153		Financing Corp., Principal STRIPS, 12/06/18	18,823
		Residual Funding Corp., Principal STRIPS,
34,520		10/15/19	23,858
90,500		07/15/20	59,509
10,000		01/15/30	3,984
5,000		04/15/30	1,968
		Resolution Funding Corp. Interest STRIPS,
50,000		07/15/20	32,758
15,000		04/15/28	6,433
14,740		Tennessee Valley Authority Principal STRIPS, 12/15/17	11,135
4,500		Tennessee Valley Authority STRIPS, 07/15/16	3,657

		Total U.S. Government Agency Securities (Cost $206,387)	234,510
U.S. Treasury Obligations — 23.9%
		U.S. Treasury Bonds,
20,000		5.250%, 11/15/28	23,160
20,000		5.250%, 02/15/29	23,153
2,500		7.125%, 02/15/23	3,356
13,140		7.250%, 05/15/16	16,632
3,935		7.250%, 08/15/22	5,318
3,635		8.000%, 11/15/21	5,141
4,085		8.875%, 08/15/17	5,715
1,020		9.000%, 11/15/18	1,476
		U.S. Treasury Inflation Indexed Notes,
25,000		1.375%, 07/15/18	25,751
1,450		1.625%, 01/15/15	1,731
25,000		2.375%, 04/15/11	27,889
		U.S. Treasury Notes,
50,000		3.375%, 11/15/19	50,309
25,000		3.750%, 11/15/18	26,182
2,085		3.875%, 02/15/13	2,241
6,430		4.250%, 08/15/13	7,015
25,000		4.250%, 11/15/17	27,428
10,000		4.500%, 09/30/11	10,529
2,015		4.750%, 05/15/14	2,249
6,750		5.750%, 08/15/10	6,827
		U.S. Treasury STRIPS,
5,845		02/15/15	5,287
1,655		05/15/15	1,483
1,900		08/15/15	1,685
600		08/15/15	532
8,810		11/15/15	7,719
1,190		05/15/16	1,019
72,500		05/15/20	50,364

		Total U.S. Treasury Obligations (Cost $316,531)	340,191

SHARES		SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 4.8%
	Investment Company — 4.8%
68,624		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $68,624)	68,624
		Total Investments —101.4% (Cost $1,343,638)	1,444,156
		Liabilities in Excess of Other Assets — (1.4)%	(19,625)
		NET ASSETS — 100.0%	$1,424,531

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2010.
CMO	—	Collateralized Mortgage Obligation
HB	—
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2010. The rate may be subject to a cap and floor.

IO	—
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)		Amount rounds to less than one thousand (shares or dollars).
(l)		The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$101,869
Aggregate gross unrealized depreciation		(1,351)
Net unrealized appreciation/depreciation		$100,518
Federal income tax cost of investments		$1,343,638

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$68,624	$1,375,532	$–	$1,444,156

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
460		Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 2.043%, 01/25/35 (f) (i)	27
		Long Beach Mortgage Loan Trust,
309		Series 2004-2, Class B, VAR, 3.843%, 06/25/34 (e) (f) (i)	26
120		Series 2004-5, Class M6, VAR, 2.843%, 09/25/34 (f) (i)	7
7,000		Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	6,861

		Total Asset-Backed Securities (Cost $7,721)	6,921
Corporate Bonds — 82.1%
	Consumer Discretionary — 22.3%
		Auto Components — 0.4%
		Affinia Group, Inc.,
12,450		9.000%, 11/30/14 (m)	12,419
4,385		10.750%, 08/15/16 (e)	4,714
461		American Tire Distributors, Inc., 10.750%, 04/01/13 (c)	455
51		ArvinMeritor, Inc., 8.750%, 03/01/12	53
8,150		DPH Holdings Corp., 7.125%, 05/01/29 (d)	245
		Goodyear Tire & Rubber Co. (The),
1,599		9.000%, 07/01/15	1,639
1,392		10.500%, 05/15/16	1,475
1,986		UCI Holdco, Inc., PIK, 8.257%, 12/15/13	1,887

			22,887
		Automobiles — 1.7%
		Ford Holdings LLC,
37,822		9.300%, 03/01/30 (m)	37,066
7,750		9.375%, 03/01/20	7,711
		Ford Motor Co.,
325		7.500%, 08/01/26	275
4,545		7.750%, 06/15/43	3,545
2,675		8.900%, 01/15/32 (c)	2,555
3,529		9.215%, 09/15/21 (c)	3,458
6,228		9.980%, 02/15/47	6,181
		Motors Liquidation Co.,
3,415		03/15/36 (d)	563
50		1.500%, 06/01/09	359
973		5.250%, 03/06/32	7,044
953		6.250%, 07/15/33	6,971
955		6.750%, 05/01/28 (d)	282
246		7.250%, 04/15/41	1,613
284		7.250%, 07/15/41	1,867
548		7.250%, 02/15/52	3,596
404		7.375%, 05/15/48	2,652
47		7.375%, 10/01/51	306
12,550		8.100%, 06/15/24 (d)	3,891
9,000		8.250%, 07/15/23 (d)	2,812
34,006		8.375%, 07/15/33 (d)	11,052
6,000		Navistar International Corp., 8.250%, 11/01/21	6,000

			109,799
		Broadcasting & Cable TV — 2.7%
		Adelphia Communications Corp.,
1,075		7.750%, 01/15/09 (d)	13
1,450		8.125%, 07/15/03 (d)	18
3,175		9.375%, 11/15/09 (d)	39
3,500		10.875%, 10/01/10 (d)	44
9,055		Adelphia Recovery Trust, Contingent Value	353
		Cablevision Systems Corp.,
5,000		7.750%, 04/15/18	4,887
2,350		8.000%, 04/15/20	2,315
5,400		8.625%, 09/15/17 (e)	5,427
		CCO Holdings LLC/CCO Holdings Capital Corp.,
3,100		7.875%, 04/30/18 (e)	3,042
11,000		8.125%, 04/30/20 (e)	10,890
6,150		Charter Communications Operating LLC/Charter Communications Operating Capital, 10.875%, 09/15/14 (e)	6,719
		DISH DBS Corp.,
3,600		6.625%, 10/01/14	3,546
5,500		7.000%, 10/01/13	5,582
2,100		7.875%, 09/01/19	2,121
12,178		Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	12,087
10,580		Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19 (e)	10,474
		Sirius XM Radio, Inc.,
7,423		8.750%, 04/01/15 (c) (e)	7,200
9,790		9.750%, 09/01/15 (e)	10,378
15,232		Telesat Canada/Telesat LLC, (Canada), 11.000%, 11/01/15	16,527
13,645		UPC Germany GmbH, (Germany), 8.125%, 12/01/17 (e)	13,372
		Videotron Ltee, (Canada),
10,325		6.875%, 01/15/14 (m)	10,273
5,080		9.125%, 04/15/18	5,436
		Virgin Media Finance plc, (United Kingdom),
2,450		8.375%, 10/15/19	2,444
15,950		9.125%, 08/15/16	16,129
2,000		9.500%, 08/15/16	2,050
17,217		XM Satellite Radio, Inc., 13.000%, 08/01/13 (c) (e)	18,853

			170,219
		Distributors — 0.2%
15,505		McJunkin Red Man Corp., 9.500%, 12/15/16 (e)	15,040

		Diversified Consumer Services — 1.1%
3,000		Carriage Services, Inc., 7.875%, 01/15/15	2,910
17,380		Knowledge Learning Corp., 7.750%, 02/01/15 (e) (m)	16,598
6,075		Mac-Gray Corp., 7.625%, 08/15/15	5,862
		Service Corp. International,
925		6.750%, 04/01/15	916
3,000		6.750%, 04/01/16	2,962
12,755		7.000%, 06/15/17 (m)	12,372
3,700		7.375%, 10/01/14 (m)	3,737
3,850		7.625%, 10/01/18	3,821
2,250		7.875%, 02/01/13 (m)	2,183
4,000		8.000%, 11/15/21	4,020
4,850		Sotheby's, 7.750%, 06/15/15	4,887
		Stewart Enterprises, Inc.,
6,435		3.125%, 07/15/14	5,727
5,625		3.375%, 07/15/16	4,894

			70,889
		Gaming — 3.2%
		Chukchansi Economic Development Authority,
20,098		8.000%, 11/15/13 (e)	14,470
6,120		VAR, 4.123%, 11/15/12 (e)	4,162
2,575		FireKeepers Development Authority, 13.875%, 05/01/15 (e)	2,948
4,000		Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250%, 06/15/15 (d) (e)	45
		Harrah's Operating Co., Inc.,
31,250		10.000%, 12/15/18 (c)	24,688
11,550		11.250%, 06/01/17	12,099
5,075		12.750%, 04/15/18 (c) (e)	4,694
13,488		Isle of Capri Casinos, Inc., 7.000%, 03/01/14 (m)	11,650
1,000		Mandalay Resort Group, 6.375%, 12/15/11	940
		Mashantucket Western Pequot Tribe,
3,982		5.912%, 09/01/21 (d) (e)	2,525
9,770		8.500%, 11/15/15 (d) (e)	2,149
9,725		MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18 (c) (e)	9,677
		MGM Mirage,
151		5.875%, 02/27/14	122
4,500		6.625%, 07/15/15 (c)	3,532
21,850		6.750%, 09/01/12 (m)	20,157
625		7.500%, 06/01/16	500
3,025		7.625%, 01/15/17 (c)	2,269
5,000		9.000%, 03/15/20 (e)	5,012
850		10.375%, 05/15/14 (c) (e)	903
1,500		11.125%, 11/15/17 (e)	1,624
6,400		11.375%, 03/01/18 (c) (e)	5,920
4,250		Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, 04/15/16 (e)	4,144
		Peninsula Gaming LLC,
6,005		8.375%, 08/15/15	6,035
6,365		10.750%, 08/15/17	6,270
3,850		Pinnacle Entertainment, Inc., 8.750%, 05/15/20 (e)	3,561
		San Pasqual Casino,
11,459		8.000%, 09/15/13 (e)	10,886
13,800		Seminole Hard Rock Entertainment, Inc., VAR, 2.757%, 03/15/14 (e)	11,799
16,700		Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e) (m)	13,026
		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
1,250		7.875%, 11/01/17 (e) (m)	1,238
11,976		7.875%, 05/01/20 (c) (e)	11,796

			198,841
		Hotels, Restaurants & Leisure — 1.7%
11,800		AMC Entertainment, Inc., 8.750%, 06/01/19 (m)	11,918
4,500		Cinemark USA, Inc., 8.625%, 06/15/19	4,545
1,385		Games Merger Corp., 11.000%, 06/01/18 (e)	1,364
		Host Hotels & Resorts LP,
1,050		6.875%, 11/01/14	1,042
1,151		7.125%, 11/01/13	1,151
5,000		9.000%, 05/15/17 (e)	5,300
6,195		Landry's Restaurants, Inc., 11.625%, 12/01/15	6,458
900		Live Nation Entertainment, Inc., 8.125%, 05/15/18 (e)	891
2,550		O'Charley's, Inc., 9.000%, 11/01/13	2,537
6,565		Real Mex Restaurants, Inc., 14.000%, 01/01/13	6,434
		Royal Caribbean Cruises Ltd., (Liberia),
1,000		7.000%, 06/15/13	984
6,666		7.250%, 06/15/16	6,416
11,820		11.875%, 07/15/15 (m)	13,415
		Speedway Motorsports, Inc.,
4,650		6.750%, 06/01/13	4,615
7,500		8.750%, 06/01/16	7,838
2,750		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	2,936
		Universal City Development Partners Ltd.,
4,150		8.875%, 11/15/15 (e)	4,109
15,415		10.875%, 11/15/16 (c) (e)	15,569
6,101		Wendy's/Arby's Restaurants LLC, 10.000%, 07/15/16	6,299

			103,821
		Household Durables — 1.0%
		D.R. Horton, Inc.,
353		5.625%, 09/15/14	349
1,000		6.125%, 01/15/14	1,015
18,000		K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	18,405
		KB Home,
3,450		7.250%, 06/15/18	3,174
5,000		9.100%, 09/15/17	5,063
8,000		Lennar Corp., 6.950%, 06/01/18 (e)	7,160
		Meritage Homes Corp.,
3,664		6.250%, 03/15/15	3,517
6,000		7.150%, 04/15/20 (e)	5,400
		Standard Pacific Corp.,
11,201		6.250%, 04/01/14 (c)	10,473
7,285		7.000%, 08/15/15 (c)	6,702

			61,258
		Leisure Equipment & Products — 0.9%
10,500		Da-Lite Screen Co., Inc., 12.500%, 04/01/15 (e)	10,710
32,250		Eastman Kodak Co., 9.750%, 03/01/18 (e)	32,008
10,745		FGI Holding Co., Inc., PIK, 11.250%, 10/01/15 (e)	10,664
5,350		Steinway Musical Instruments, 7.000%, 03/01/14 (e)	5,163

			58,545
		Media — 4.6%
12,000		Allbritton Communications Co., 8.000%, 05/15/18 (e)	11,340
4,150		Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., 10.500%, 08/15/14	3,859
15,400		Block Communications, Inc., 8.250%, 12/15/15 (e)	15,265
		Clear Channel Worldwide Holdings, Inc.,
4,500		9.250%, 12/15/17 (e)	4,556
19,460		9.250%, 12/15/17 (e)	19,801
5,900		Fisher Communications, Inc., 8.625%, 09/15/14	5,789
		Gannett Co., Inc.,
7,950		8.750%, 11/15/14 (e)	8,347
6,350		9.375%, 11/15/17 (e)	6,652
2,950		Gray Television, Inc., 10.500%, 06/29/15 (e)	2,788
20,315		Intelsat Intermediate Holding Co. S.A., (Luxembourg), SUB, 9.500%, 02/01/15 (m)	20,620
		Intelsat Jackson Holdings S.A., (Luxembourg),
5,250		8.500%, 11/01/19 (e)	5,224
12,780		11.250%, 06/15/16	13,483
		Intelsat Luxembourg S.A., (Luxembourg),
22,687		PIK, 12.500%, 02/04/17	22,290
41,000		SUB, 11.250%, 02/04/17 (m)	40,385
		Intelsat Subsidiary Holding Co. S.A., (Bermuda),
3,240		8.875%, 01/15/15 (e)	3,256
9,250		8.875%, 01/15/15	9,343
		Lamar Media Corp.,
2,710		6.625%, 08/15/15	2,547
4,000		6.625%, 08/15/15 (c)	3,800
925		LBI Media, Inc., 8.500%, 08/01/17 (e)	786
2,400		McClatchy Co. (The), 11.500%, 02/15/17 (e)	2,412
19,550		Media General, Inc., 11.750%, 02/15/17 (c) (e)	18,866
		Nexstar Broadcasting, Inc.,
1,498		7.000%, 01/15/14	1,335
4,539		PIK, 0.500%, 01/15/14 (e)	4,046
3,850		Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, 04/15/17 (e)	3,811
2,205		Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., SUB, 11.375%, 04/01/13	2,076
3,800		Nielsen Finance LLC / Nielsen Finance Co., 11.500%, 05/01/16	4,028
3,750		Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	3,609
		Radio One, Inc.,
2,850		6.375%, 02/15/13	2,408
1,000		8.875%, 07/01/11	920
1,250		Salem Communications Corp., 9.625%, 12/15/16	1,266
22,378		Valassis Communications, Inc., 8.250%, 03/01/15 (m)	23,161
		WMG Acquisition Corp.,
12,453		7.375%, 04/15/14	11,721
2,625		9.500%, 06/15/16 (e)	2,717
7,864		WMG Holdings Corp., SUB, 9.500%, 12/15/14 (c)	7,707

			290,214
		Multiline Retail — 0.4%
9,545		HSN, Inc., 11.250%, 08/01/16	10,547
		QVC, Inc.,
2,425		7.125%, 04/15/17 (e)	2,358
2,425		7.375%, 10/15/20 (e)	2,352
8,850		7.500%, 10/01/19 (e)	8,629

			23,886
		Specialty Retail — 3.9%
9,150		ACE Hardware Corp., 9.125%, 06/01/16 (e)	9,539
17,815		Blockbuster, Inc., 11.750%, 10/01/14 (c) (e)	10,511
6,985		Burlington Coat Factory Investment Holdings, Inc., SUB, 14.500%, 10/15/14	7,334
26,873		Burlington Coat Factory Warehouse Corp., 11.125%, 04/15/14 (m)	27,746
7,195		Collective Brands, Inc., 8.250%, 08/01/13	7,213
2,715		Express LLC/Express Finance Corp., 8.750%, 03/01/18 (e)	2,735
21,447		General Nutrition Centers, Inc., PIK, 5.750%, 03/15/14	19,678
		KAR Auction Services, Inc.,
2,604		8.750%, 05/01/14	2,578
146		10.000%, 05/01/15	146
		Ltd. Brands, Inc.,
8,920		7.000%, 05/01/20	8,875
4,750		8.500%, 06/15/19	5,059
		Michael's Stores, Inc.,
52,074		SUB, 0.000%, 11/01/16	46,086
12,665		SUB, 11.375%, 11/01/16	13,029
10,445		NBC Acquisition Corp., SUB, 11.000%, 03/15/13	9,453
		Nebraska Book Co., Inc.,
12,891		8.625%, 03/15/12	11,892
3,692		10.000%, 12/01/11	3,711
13,350		Penske Auto Group, Inc., 7.750%, 12/15/16 (m)	12,582
10,700		PEP Boys - Manny, Moe & Jack, 7.500%, 12/15/14 (m)	10,326
7,550		Susser Holdings LLC/Susser Finance Corp., 8.500%, 05/15/16 (e)	7,456
9,950		Toys R Us Property Co. LLC, 8.500%, 12/01/17 (e)	10,273
15,570		Toys R Us, Inc., 7.875%, 04/15/13 (m)	15,920

			242,142
		Textiles, Apparel & Luxury Goods — 0.5%
2,609		Broder Brothers Co., PIK, 12.000%, 10/15/13 (e) (f) (i)	1,944
		Hanesbrands, Inc.,
900		8.000%, 12/15/16	913
6,743		VAR, 3.831%, 12/15/14	6,305
10,130		Levi Strauss & Co., 7.625%, 05/15/20 (e)	9,877
3,930		Phillips-Van Heusen Corp., 7.375%, 05/15/20	3,950
13,222		Quiksilver, Inc., 6.875%, 04/15/15 (m)	11,569

			34,558
		Total Consumer Discretionary	1,402,099
	Consumer Staples — 4.1%
		Beverages — 0.4%
1,790		CEDC Finance Corp. International, Inc., 9.125%, 12/01/16 (e)	1,763
		Constellation Brands, Inc.,
2,900		7.250%, 09/01/16	2,886
10,375		7.250%, 05/15/17	10,271
6,240		8.375%, 12/15/14	6,489
1,000		Cott Beverages, Inc., 8.375%, 11/15/17 (e)	1,010

			22,419
		Food & Staples Retailing — 1.5%
8,750		Golden State Foods Corp., 9.240%, 01/10/12 (e) (f) (i)	8,772
19,465		Ingles Markets, Inc., 8.875%, 05/15/17 (m)	19,879
		Rite Aid Corp.,
24,990		7.500%, 03/01/17 (m)	22,491
3,800		10.250%, 10/15/19 (c)	3,866
2,750		10.375%, 07/15/16	2,805
5,875		Stater Brothers Holdings, 7.750%, 04/15/15	5,875
		SUPERVALU, Inc.,
10,850		7.500%, 11/15/14	10,959
7,575		8.000%, 05/01/16	7,461
12,950		Tops Markets LLC, 10.125%, 10/15/15 (e)	13,371

			95,479
		Food Products — 1.4%
4,275		Bumble Bee Foods LLC, 7.750%, 12/15/15 (e)	4,254
		Chiquita Brands International, Inc.,
17,022		7.500%, 11/01/14 (m)	16,511
400		8.875%, 12/01/15	389
		Dean Foods Co.,
500		6.900%, 10/15/17	442
2,000		7.000%, 06/01/16	1,838
450		Del Monte Corp., 7.500%, 10/15/19 (e)	458
		Dole Food Co., Inc.,
350		8.000%, 10/01/16 (e)	351
6,300		13.875%, 03/15/14	7,276
2,011		Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	2,011
13,096		JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	14,381
		Smithfield Foods, Inc.,
7,456		7.750%, 05/15/13	7,270
16,110		7.750%, 07/01/17	15,143
2,430		10.000%, 07/15/14 (e)	2,602
1,289		TreeHouse Foods, Inc., 7.750%, 03/01/18	1,318
12,014		Tyson Foods, Inc., 7.850%, 04/01/16 (m)	12,885

			87,129
		Household Products — 0.4%
7,600		Prestige Brands, Inc., 8.250%, 04/01/18 (e)	7,619
18,701		Spectrum Brands, Inc., PIK, 12.000%, 08/28/19	19,823

			27,442
		Personal Products — 0.1%
6,240		Revlon Consumer Products Corp., 9.750%, 11/15/15 (e)	6,349

		Tobacco — 0.3%
15,525		Alliance One International, Inc., 10.000%, 07/15/16 (e)	15,835

		Total Consumer Staples	254,653
	Energy — 10.7%
		Energy Equipment & Services — 1.2%
11,300		American Petroleum Tankers LLC/AP Tankers Co., 10.250%, 05/01/15 (e)	11,187
18,190		Gibson Energy ULC/GEP Midstream Finance Corp., (Canada), 10.000%, 01/15/18 (e)	17,781
5,100		Global Geophysical Services, Inc., 10.500%, 05/01/17 (e)	4,896
11,695		Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e) (m)	11,461
14,493		Key Energy Services, Inc., 8.375%, 12/01/14 (m)	14,421
624		Oslo Seismic Services, Inc., 8.280%, 06/01/11 (f) (i)	630
2,400		Parker Drilling Co., 9.125%, 04/01/18 (e)	2,280
13,271		PHI, Inc., 7.125%, 04/15/13 (m)	13,105

			75,761
		Oil, Gas & Consumable Fuels — 9.5%
19,478		Alon Refining Krotz Springs, Inc., 13.500%, 10/15/14	18,115
4,250		AmeriGas Partners LP, 7.250%, 05/20/15	4,250
1,650		AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 05/20/16	1,642
17,375		Antero Resources Finance Corp., 9.375%, 12/01/17 (e)	17,027
31,477		Bill Barrett Corp., 9.875%, 07/15/16 (m)	32,579
		Chesapeake Energy Corp.,
500		6.375%, 06/15/15	499
900		6.875%, 01/15/16	920
151		7.500%, 09/15/13	155
4,635		7.500%, 06/15/14 (m)	4,751
2,400		7.625%, 07/15/13	2,490
10,775		9.500%, 02/15/15 (c)	11,664
		Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
11,455		8.250%, 12/15/17 (e)	11,312
9,235		8.500%, 12/15/19 (e)	9,189
31,775		Comstock Resources, Inc., 8.375%, 10/15/17	31,934
		Consol Energy, Inc.,
9,055		8.000%, 04/01/17 (e)	9,202
7,000		8.250%, 04/01/20 (e)	7,149
2,830		Copano Energy LLC/Copano Energy Finance Corp., 7.750%, 06/01/18	2,688
13,993		Denbury Resources, Inc., 8.250%, 02/15/20	14,448
		El Paso Corp.,
4,305		6.875%, 06/15/14 (m)	4,316
950		7.000%, 06/15/17	928
3,869		7.250%, 06/01/18	3,789
1,500		7.875%, 06/15/12	1,572
5,150		8.250%, 02/15/16	5,330
4,950		12.000%, 12/12/13	5,718
4,750		El Paso Performance-Linked Trust, 7.750%, 07/15/11 (e)	4,908
4,800		El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	4,852
2,000		Encore Acquisition Co., 9.500%, 05/01/16	2,120
		Ferrellgas LP/Ferrellgas Finance Corp.,
2,551		6.750%, 05/01/14	2,487
3,750		9.125%, 10/01/17 (e)	3,881
21,450		Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.625%, 06/15/20	21,289
6,950		Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15	6,429
		Forest Oil Corp.,
34,423		7.250%, 06/15/19 (m)	32,401
8,165		8.500%, 02/15/14	8,389
7,355		Frontier Oil Corp., 8.500%, 09/15/16	7,502
11,986		Gibson Energy ULC/GEP Midstream Finance Corp., (Canada), 11.750%, 05/27/14 (e)	12,945
7,270		Holly Corp., 9.875%, 06/15/17 (e)	7,343
		Holly Energy Partners LP/Holly Energy Finance Corp.,
11,575		6.250%, 03/01/15 (m)	10,938
5,700		8.250%, 03/15/18 (e)	5,558
		Inergy LP/Inergy Finance Corp.,
2,676		6.875%, 12/15/14	2,622
7,300		8.250%, 03/01/16	7,373
750		8.750%, 03/01/15	765
		Linn Energy LLC/Linn Energy Finance Corp.,
12,450		8.625%, 04/15/20 (e)	12,326
2,000		11.750%, 05/15/17	2,210
8,820		Mariner Energy, Inc., 11.750%, 06/30/16	10,937
		Newfield Exploration Co.,
6,180		6.625%, 09/01/14	6,196
8,075		6.875%, 02/01/20	7,792
3,675		7.125%, 05/15/18	3,629
		NFR Energy LLC/NFR Energy Finance Corp.,
17,575		9.750%, 02/15/17 (c) (e)	16,433
3,600		9.750%, 02/15/17 (c) (e)	3,456
500		Northwest Pipeline Corp., 7.000%, 06/15/16	582
7,500		Patriot Coal Corp., 8.250%, 04/30/18	7,350
151		Peabody Energy Corp., 6.875%, 03/15/13	152
16,777		Penn Virginia Corp., 10.375%, 06/15/16 (m)	17,868
5,000		Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., 8.250%, 04/15/18	4,900
14,375		Pioneer Drilling Co., 9.875%, 03/15/18 (e)	14,231
		Pioneer Natural Resources Co.,
2,499		5.875%, 07/15/16	2,409
6,635		6.650%, 03/15/17	6,459
4,950		6.875%, 05/01/18	4,825
10,000		7.500%, 01/15/20	9,999
		Plains Exploration & Production Co.,
5,040		7.625%, 04/01/20	4,662
151		7.750%, 06/15/15	147
3,100		10.000%, 03/01/16	3,216
7,750		Quicksilver Resources, Inc., 11.750%, 01/01/16	8,447
		Range Resources Corp.,
1,000		6.375%, 03/15/15	988
3,270		7.250%, 05/01/18	3,245
19,245		7.500%, 05/15/16 (m)	19,293
2,000		7.500%, 10/01/17	2,010
2,000		8.000%, 05/15/19	2,060
11,745		Sabine Pass LNG LP, 7.250%, 11/30/13 (m)	10,805
3,500		Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 03/15/20	3,482
		Swift Energy Co.,
14,872		7.125%, 06/01/17	13,831
8,900		8.875%, 01/15/20	8,744
		Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
7,585		8.250%, 07/01/16	7,395
2,415		11.250%, 07/15/17 (c) (e)	2,596
10,700		W&T Offshore, Inc., 8.250%, 06/15/14 (e)	9,202
		Western Refining, Inc.,
12,961		11.250%, 06/15/17 (e)	11,794
9,872		VAR, 10.750%, 06/15/14 (e)	8,984

			596,124
		Total Energy	671,885
	Financials — 8.5%
		Commercial Banks — 2.3%
1,100		BankAmerica Capital II, 8.000%, 12/15/26	1,067
3,925		BankAmerica Institutional Capital B, 7.700%, 12/31/26 (e)	3,748
		Barclays Bank plc, (United Kingdom),
14,060		VAR, 5.926%, 12/15/16 (e) (m) (x)	11,108
12,850		VAR, 7.434%, 12/15/17 (e) (m) (x)	11,372
25,575		Capital One Capital V, 10.250%, 08/15/39 (m)	27,493
4,300		Capital One Capital VI, 8.875%, 05/15/40	4,433
12,671		Countrywide Capital III, 8.050%, 06/15/27	12,291
30,875		Credit Agricole S.A., (France), VAR, 6.637%, 05/31/17 (e) (m) (x)	21,921
1,922		NB Capital Trust II, 7.830%, 12/15/26	1,836
4,750		NB Capital Trust IV, 8.250%, 04/15/27	4,607
1,000		Regions Financial Corp., 6.375%, 05/15/12	1,009
52,293		Wachovia Capital Trust III, VAR, 5.800%, 03/15/11 (m) (x)	41,311

			142,196
		Consumer Finance — 2.4%
		Ally Financial, Inc.,
5,053		6.750%, 12/01/14	4,813
70,360		8.000%, 11/01/31	64,028
		Ford Motor Credit Co. LLC,
151		7.000%, 10/01/13	152
6,800		7.500%, 08/01/12 (m)	6,919
10,500		8.000%, 06/01/14 (m)	10,615
40,445		8.000%, 12/15/16 (m)	40,523
10,500		8.125%, 01/15/20	10,510
6,850		8.700%, 10/01/14	7,045
4,980		VAR, 3.048%, 01/13/12 (m)	4,781

			149,386
		Diversified Financial Services — 1.1%
12,624		ACE Cash Express, Inc., 10.250%, 10/01/14 (e) (f) (i)	9,847
		CIT Group, Inc.,
16,579		7.000%, 05/01/15 (c)	15,294
13,800		7.000%, 05/01/16	12,524
5,750		CNG Holdings, Inc., 12.250%, 02/15/15 (e)	5,635
		Deluxe Corp.,
3,797		5.125%, 10/01/14	3,517
1,980		7.375%, 06/01/15	1,960
		International Lease Finance Corp.,
6,095		8.625%, 09/15/15 (e)	5,607
8,545		8.750%, 03/15/17 (e)	7,819
5,655		SquareTwo Financial Corp., 11.625%, 04/01/17 (e)	5,443

			67,646
		Insurance — 2.6%
6,155		Crum & Forster Holdings Corp., 7.750%, 05/01/17	6,086
		HUB International Holdings, Inc.,
2,800		9.000%, 12/15/14 (e)	2,632
40,825		10.250%, 06/15/15 (e) (m)	37,355
		Liberty Mutual Group, Inc.,
7,425		7.800%, 03/15/37 (e)	6,163
74,267		VAR, 10.750%, 06/15/58 (e)	79,465
		Nationwide Mutual Insurance Co.,
3,567		8.250%, 12/01/31 (e)	3,669
8,250		9.375%, 08/15/39 (e)	9,297
		USI Holdings Corp.,
18,024		9.750%, 05/15/15 (e) (m)	16,402
6,324		VAR, 4.311%, 11/15/14 (e) (f) (i)	5,059

			166,128
		Real Estate Investment Trusts (REITs) — 0.1%
9,086		DuPont Fabros Technology LP, 8.500%, 12/15/17 (e)	9,177
600		Senior Housing Properties Trust, 6.750%, 04/15/20	583

			9,760
		Total Financials	535,116
	Health Care — 4.9%
		Biotechnology — 0.1%
1,925		Bio-Rad Laboratories, Inc., 8.000%, 09/15/16	2,000
4,865		Talecris Biotherapeutics Holdings Corp., 7.750%, 11/15/16 (e)	4,743

			6,743
		Health Care Equipment & Supplies — 0.5%
4,250		Accellent, Inc., 8.375%, 02/01/17 (e)	4,101
2,050		Bausch & Lomb, Inc., 9.875%, 11/01/15	2,091
19,425		Biomet, Inc., 10.000%, 10/15/17 (m)	20,542
1,750		DJO Finance LLC/DJO Finance Corp., 10.875%, 11/15/14 (e)	1,820

			28,554
		Health Care Providers & Services — 3.5%
9,112		CHS/Community Health Systems, Inc., 8.875%, 07/15/15	9,328
5,701		DaVita, Inc., 6.625%, 03/15/13	5,658
8,669		FMC Finance III S.A., (Luxembourg), 6.875%, 07/15/17	8,886
3,200		Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	3,312
		HCA, Inc.,
3,716		5.750%, 03/15/14	3,428
2,550		6.300%, 10/01/12 (m)	2,505
5,553		6.375%, 01/15/15	5,095
1,275		6.750%, 07/15/13	1,234
5,275		7.250%, 09/15/20 (e)	5,262
8,556		8.500%, 04/15/19 (e)	8,941
2,050		9.125%, 11/15/14	2,158
24,025		9.250%, 11/15/16 (m)	25,166
5,800		9.875%, 02/15/17 (e)	6,119
8,992		Health Management Associates, Inc., 6.125%, 04/15/16	8,441
3,150		IASIS Healthcare LLC/IASIS Capital Corp., 8.750%, 06/15/14	3,150
21,006		Multiplan, Inc., 10.375%, 04/15/16 (e) (m)	21,321
		Omnicare, Inc.,
8,501		6.875%, 12/15/15	8,395
2,000		7.750%, 06/01/20	2,005
15,050		OnCure Medical Corp., 11.750%, 05/15/17 (e)	14,599
8,100		Radiation Therapy Services, Inc., 9.875%, 04/15/17 (e)	7,857
4,464		Select Medical Corp., 7.625%, 02/01/15	4,196
6,382		TeamHealth, Inc., 11.250%, 12/01/13	6,653
		Tenet Healthcare Corp.,
19,600		8.875%, 07/01/19 (e) (m)	20,556
425		9.000%, 05/01/15 (e)	446
425		10.000%, 05/01/18 (e)	466
32,200		Vanguard Health Holding Co. II LLC/Vanguard Holding Co II, Inc., 8.000%, 02/01/18	30,590
		Ventas Realty LP/Ventas Capital Corp.,
1,899		6.500%, 06/01/16	1,899
3,000		6.750%, 04/01/17	3,007

			220,673
		Pharmaceuticals — 0.8%
8,778		Catalent Pharma Solutions, Inc., PIK, 10.250%, 04/15/15	8,537
7,919		Celtic Pharma Phinco B.V., 17.000%, 06/15/12 (f) (i)	4,514
		Elan Finance plc/Elan Finance Corp., (Ireland),
20,900		8.750%, 10/15/16 (e)	20,430
10,498		VAR, 4.436%, 11/15/11	10,235
		Valeant Pharmaceuticals International,
6,000		7.625%, 03/15/20 (e)	5,865
3,000		8.375%, 06/15/16	3,068

			52,649
		Total Health Care	308,619
	Industrials — 7.8%
		Aerospace & Defense — 1.2%
		Bombardier, Inc., (Canada),
2,420		7.500%, 03/15/18 (e)	2,444
2,420		7.750%, 03/15/20 (e)	2,451
4,500		Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17 (e)	3,600
13,753		DI Finance/DynCorp International, 9.500%, 02/15/13	13,925
16,444		DigitalGlobe, Inc., 10.500%, 05/01/14 (e)	17,595
4,910		Esterline Technologies Corp., 6.625%, 03/01/17	4,818
3,750		Hexcel Corp., 6.750%, 02/01/15	3,666
4,045		Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17 (e)	4,005
		L-3 Communications Corp.,
5,700		5.875%, 01/15/15	5,657
10,211		6.375%, 10/15/15	10,211
362		Moog, Inc., 7.250%, 06/15/18	358
5,216		Triumph Group, Inc., 8.000%, 11/15/17	5,007

			73,737
		Airlines — 1.2%
–	(h)	American Airlines Pass-Through Trust 2001-02, 6.978%, 04/01/11	–	(h)
		American Airlines, Inc.,
4,200		10.500%, 10/15/12 (e)	4,310
1,867		13.000%, 08/01/16	2,068
433		Continental Airlines 2002 Class A-2 Pass-Through Trust, 7.487%, 10/02/10	437
16,571		Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	14,914
2,207		Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	2,158
12,533		Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.978%, 04/01/21 (m)	11,781
2,561		Continental Airlines 2006-1 Class G Pass-Through Trust, VAR, 0.602%, 06/02/13	2,151
3,006		Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	2,705
		Delta Air Lines, Inc.,
395		6.619%, 03/08/11	398
3,978		8.021%, 08/10/22 (d)	3,759
7,790		8.300%, 12/15/29	156
2,985		8.954%, 08/10/14 (c)	2,687
670		9.500%, 09/15/14 (e)	687
2,510		10.125%, 05/15/11 (d)	50
		Northwest Airlines, Inc.,
21,163		7.027%, 11/01/19	19,787
2,318		8.028%, 11/01/17 (c)	2,017
		UAL 2007-1 Pass-Through Trust,
1,048		7.336%, 07/02/19 (e)	891
1,415		VAR, 2.680%, 07/02/14 (e)	1,004
4,980		UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	5,341

			77,301
		Building Products — 0.1%
1,750		AMH Holdings, Inc., SUB, 11.250%, 03/01/14	1,741
5,265		Building Materials Corp of America, 7.000%, 02/15/20 (e)	5,212
567		Masco Corp., 5.850%, 03/15/17	550

			7,503
		Commercial Services & Supplies — 1.3%
		Cenveo Corp.,
12,275		8.875%, 02/01/18 (e)	11,937
9,250		10.500%, 08/15/16 (c) (e)	9,262
7,754		Garda World Security Corp., (Canada), 9.750%, 03/15/17 (c) (e)	7,967
		Harland Clarke Holdings Corp.,
16,710		9.500%, 05/15/15	14,914
23,161		VAR, 6.000%, 05/15/15	18,471
		Iron Mountain, Inc.,
2,938		8.000%, 06/15/20	2,916
5,631		8.375%, 08/15/21	5,715
3,205		8.750%, 07/15/18	3,285
4,150		Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18 (e)	4,171
		Quebecor World Capital Corp., (Canada),
8,325		6.125%, 11/15/13 (d) (f)	541
6,815		6.500%, 08/01/27 (d) (f)	443
3,825		9.750%, 01/15/15 (c) (d) (f)	249

			79,871
		Construction & Engineering — 0.8%
30,176		RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/14 (m)	28,667
		United Rentals North America, Inc.,
12,250		9.250%, 12/15/19 (m)	12,296
8,865		10.875%, 06/15/16	9,441

			50,404
		Electrical Equipment — 0.3%
		Belden, Inc.,
3,300		7.000%, 03/15/17	3,152
5,315		9.250%, 06/15/19 (e)	5,554
1,810		General Cable Corp., VAR, 2.666%, 04/01/15	1,631
5,910		International Wire Group, Inc., 9.750%, 04/15/15 (e)	5,858

			16,195
		Environmental Services — 0.1%
7,455		Casella Waste Systems, Inc., 11.000%, 07/15/14 (e)	7,828

		Industrial Conglomerates — 0.4%
26,530		JB Poindexter & Co., Inc., 8.750%, 03/15/14 (m)	24,938

		Industrial Machinery — 0.2%
2,711		Baldor Electric Co., 8.625%, 02/15/17 (m)	2,759
8,495		Severstal Columbus LLC, 10.250%, 02/15/18 (e)	8,792

			11,551
		Machinery — 0.3%
3,750		Gardner Denver, Inc., 8.000%, 05/01/13	3,792
1,325		SPX Corp., 7.625%, 12/15/14	1,348
12,725		Trimas Corp., 9.750%, 12/15/17 (e) (m)	12,916

			18,056
		Marine — 0.7%
11,636		Commercial Barge Line Co., 12.500%, 07/15/17 (c)	12,276
4,300		Navios Maritime Holdings, Inc., 9.500%, 12/15/14	4,182
14,200		Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17 (c) (e)	14,342
1,540		Teekay Corp., 8.500%, 01/15/20	1,555
9,860		Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	9,515

			41,870
		Road & Rail — 1.2%
		Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5,925		7.750%, 05/15/16	5,510
19,633		9.625%, 03/15/18 (e)	19,633
		Hertz Corp. (The),
151		8.875%, 01/01/14	152
16,091		10.500%, 01/01/16 (c)	16,654
		Kansas City Southern de Mexico S.A. de C.V., (Mexico),
1,854		7.375%, 06/01/14	1,836
1,960		7.625%, 12/01/13	1,940
6,245		12.500%, 04/01/16 (m)	7,213
7,175		Kansas City Southern Railway, 8.000%, 06/01/15 (m)	7,175
		Quality Distribution LLC/QD Capital Corp.,
7,600		10.000%, 06/01/13 (f) (i)	7,448
2,309		11.750%, 11/01/13 (c) (f) (i)	2,148
8,459		RailAmerica, Inc., 9.250%, 07/01/17	8,797

			78,506
		Total Industrials	487,760
	Information Technology — 3.8%
		Communications Equipment — 0.3%
20,025		Avaya, Inc., 9.750%, 11/01/15	19,324

		Computers & Peripherals — 0.5%
7,390		Seagate HDD Cayman, (Cayman Islands), 6.875%, 05/01/20 (e)	7,020
16,575		Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16 (m)	16,285
6,400		Stratus Technologies, Inc., 12.000%, 03/29/15 (e)	5,896

			29,201
		Electronic Equipment, Instruments & Components — 0.6%
2,867		Flextronics International Ltd., (Singapore), 6.250%, 11/15/14	2,839
6,090		Intcomex, Inc., 13.250%, 12/15/14 (e)	6,242
		Sanmina-SCI Corp.,
3,008		6.750%, 03/01/13	2,903
9,630		8.125%, 03/01/16	9,172
3,200		VAR, 3.007%, 06/15/14 (c) (e)	2,992
2,219		Smart Modular Technologies WWH, Inc., (Cayman Islands), VAR, 5.791%, 04/01/12 (f) (i)	2,142
9,527		Viasystems, Inc., 12.000%, 01/15/15 (e)	10,492

			36,782
		Electronic Manufacturing Services — 0.0% (g)
2,765		Kemet Corp., 10.500%, 05/01/18 (e)	2,610

		Internet Software & Services — 0.3%
9,460		Equinix, Inc., 8.125%, 03/01/18	9,602
5,130		Terremark Worldwide, Inc., 12.000%, 06/15/17 (e)	5,822

			15,424
		IT Services — 0.7%
17,820		First Data Corp., 9.875%, 09/24/15 (c)	14,523
7,145		Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18 (e)	6,788
10,310		Stream Global Services, Inc., 11.250%, 10/01/14 (c)	10,336
		SunGard Data Systems, Inc.,
2,950		9.125%, 08/15/13	2,979
1,050		10.625%, 05/15/15	1,108
		Unisys Corp.,
4,670		12.750%, 10/15/14 (e)	5,347
4,745		14.250%, 09/15/15 (e)	5,551

			46,632
		Semiconductors & Semiconductor Equipment — 1.4%
18,375		Advanced Micro Devices, Inc., 8.125%, 12/15/17 (e)	18,030
		Amkor Technology, Inc.,
10,090		7.375%, 05/01/18 (e)	9,737
16,420		7.750%, 05/15/13	16,584
449		9.250%, 06/01/16	471
		Freescale Semiconductor, Inc.,
8,000		9.250%, 04/15/18 (e)	7,940
9,240		10.125%, 03/15/18 (c) (e)	9,587
		NXP B.V./NXP Funding LLC, (Netherlands),
18,027		7.875%, 10/15/14 (c) (e)	16,630
11,838		VAR, 3.053%, 10/15/13 (e)	10,210
1,100		STATS ChipPAC Ltd., (Singapore), 6.750%, 11/15/11	1,099

			90,288
		Total Information Technology	240,261
	Materials — 9.2%
		Chemicals — 1.9%
3,550		Ashland, Inc., 9.125%, 06/01/17	3,887
		CF Industries, Inc.,
10,150		6.875%, 05/01/18	10,163
5,085		7.125%, 05/01/20	5,129
19,890		LBI Escrow Corp., 8.000%, 11/01/17 (e)	20,238
41,680		Lyondell Chemical Co., 11.000%, 05/01/18	44,181
151		Nova Chemicals Corp., (Canada), 6.500%, 01/15/12	151
24,753		PolyOne Corp., 8.875%, 05/01/12 (m)	25,929
5,350		Sterling Chemicals, Inc., 10.250%, 04/01/15	5,297
3,706		Westlake Chemical Corp., 6.625%, 01/15/16 (m)	3,539

			118,514
		Construction Materials — 0.4%
20,560		Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	19,643
9,117		U.S. Concrete, Inc., 8.375%, 04/01/14 (d)	5,014

			24,657
		Containers & Packaging — 2.3%
		Ball Corp.,
4,125		6.750%, 09/15/20	4,012
1,650		7.125%, 09/01/16	1,691
1,650		7.375%, 09/01/19	1,671
		Berry Plastics Corp.,
5,750		8.250%, 11/15/15	5,649
16,425		8.875%, 09/15/14	15,768
25,500		9.500%, 05/15/18 (e)	22,823
941		10.250%, 03/01/16	837
5,450		Berry Plastics Holding Corp., VAR, 5.053%, 02/15/15	5,109
1,011		BWAY Corp., 10.000%, 04/15/14	1,117
12,863		Constar International, Inc., VAR, 3.811%, 02/15/12	11,046
151		Crown Americas LLC/Crown Americas Capital Corp., 7.750%, 11/15/15	154
4,275		Graphic Packaging International, Inc., 9.500%, 06/15/17	4,446
3,800		Greif, Inc., 7.750%, 08/01/19	3,881
		Owens-Brockway Glass Container, Inc.,
3,253		6.750%, 12/01/14 (m)	3,261
1,000		7.375%, 05/15/16	1,017
3,000		8.250%, 05/15/13 (m)	3,038
		Plastipak Holdings, Inc.,
5,019		8.500%, 12/15/15 (e)	4,969
8,500		10.625%, 08/15/19 (e)	9,265
		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
6,600		7.750%, 10/15/16 (e)	6,534
20,715		8.500%, 05/15/18 (e)	19,679
15,060		Solo Cup Co., 8.500%, 02/15/14 (c)	13,893
5,925		Solo Cup Co./Solo Cup Operating Corp., 10.500%, 11/01/13	6,029

			145,889
		Metals & Mining — 1.5%
3,748		AK Steel Corp., 7.625%, 05/15/20	3,701
2,810		Arch Western Finance LLC, 6.750%, 07/01/13	2,775
4,376		California Steel Industries, Inc., 6.125%, 03/15/14	4,048
4,154		CII Carbon LLC, 11.125%, 11/15/15 (e) (f) (i)	4,071
13,550		Essar Steel Algoma, Inc., (Canada), 9.375%, 03/15/15 (e)	13,889
		FMG Resources August 2006 Pty Ltd., (Australia),
7,656		10.000%, 09/01/13 (e)	8,202
3,350		10.625%, 09/01/16 (e)	3,685
3,875		Gibraltar Industries, Inc., 8.000%, 12/01/15	3,798
11,550		Murray Energy Corp., 10.250%, 10/15/15 (e)	11,492
1,069		Noranda Aluminum Acquisition Corp., PIK, 5.373%, 05/15/15	868
		Novelis, Inc., (Canada),
7,244		7.250%, 02/15/15	6,790
4,500		11.500%, 02/15/15	4,882
		Steel Dynamics, Inc.,
4,475		6.750%, 04/01/15	4,318
500		7.375%, 11/01/12	511
4,925		7.625%, 03/15/20 (e)	4,876
		United States Steel Corp.,
3,075		6.050%, 06/01/17	2,921
231		7.000%, 02/01/18	228
13,710		7.375%, 04/01/20	13,402
5,830		Wolverine Tube, Inc., PIK, 15.000%, 03/31/12 (c)	3,381

			97,838
		Paper & Forest Products — 3.1%
		Abitibi-Consolidated Co. of Canada, (Canada),
2,515		6.000%, 06/20/13 (d)	453
1,100		7.750%, 06/15/11 (d)	198
5,175		8.375%, 04/01/15 (d)	931
19,851		13.750%, 04/01/11 (d) (e)	20,844
		Abitibi-Consolidated, Inc., (Canada),
680		8.550%, 08/01/10 (d)	122
1,958		8.850%, 08/01/30 (d)	353
16,800		Appleton Papers, Inc., 10.500%, 06/15/15 (e)	15,288
5,250		Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20 (e)	5,289
4,150		Bowater Canada Finance Corp., (Canada), 7.950%, 11/15/11 (d)	1,743
		Cascades, Inc., (Canada),
6,710		7.750%, 12/15/17 (e)	6,475
4,000		7.875%, 01/15/20 (e)	3,960
		Domtar Corp.,
8,050		7.125%, 08/15/15	8,452
191		7.875%, 10/15/11	203
5,377		10.750%, 06/01/17	6,291
		Georgia-Pacific LLC,
4,400		7.000%, 01/15/15 (e)	4,400
8,090		7.125%, 01/15/17 (e)	8,049
151		8.125%, 05/15/11	157
3,800		8.250%, 05/01/16 (e)	3,952
59,532		NewPage Corp., 11.375%, 12/31/14 (c)	55,663
		P.H. Glatfelter Co.,
6,810		7.125%, 05/01/16 (e)	6,470
3,970		PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	4,347
3,200		Potlatch Corp., 7.500%, 11/01/19 (e)	3,232
		Smurfit-Stone Container Enterprises, Inc.,
25,818		8.000%, 03/15/17 (d)	22,010
14,400		8.375%, 07/01/12 (d)	12,060
1,050		Verso Paper Holdings LLC/Verso Paper, Inc., 11.500%, 07/01/14 (e)	1,121

			192,063
		Total Materials	578,961
	Telecommunication Services — 7.3%
		Diversified Telecommunication Services — 3.7%
		Cincinnati Bell, Inc.,
37		7.000%, 02/15/15	35
7,125		8.250%, 10/15/17	6,715
4,840		8.750%, 03/15/18	4,477
		Clearwire Communications LLC/Clearwire Finance, Inc.,
6,000		12.000%, 12/01/15 (e)	5,850
50,823		12.000%, 12/01/15 (e)	49,298
		Frontier Communications Corp.,
6,340		7.125%, 03/15/19	5,833
800		8.125%, 10/01/18	784
775		8.250%, 05/01/14	795
2,965		Global Crossing Ltd., (Bermuda), 12.000%, 09/15/15 (e)	3,232
		Level 3 Financing, Inc.,
300		8.750%, 02/15/17	255
33,483		9.250%, 11/01/14 (m)	30,470
12,105		10.000%, 02/01/18 (e)	10,652
		New Communications Holdings, Inc.,
3,945		7.875%, 04/15/15 (e)	3,915
3,945		8.250%, 04/15/17 (e)	3,906
13,095		8.500%, 04/15/20 (e)	12,899
3,945		8.750%, 04/15/22 (e)	3,876
		PAETEC Holding Corp.,
14,015		8.875%, 06/30/17 (e) (m)	13,840
		Qwest Communications International, Inc.,
17,155		7.125%, 04/01/18 (e) (m)	16,726
2,500		7.500%, 02/15/14	2,463
4,115		8.000%, 10/01/15 (e)	4,125
		Qwest Corp.,
10,000		6.500%, 06/01/17 (m)	10,025
1,000		7.500%, 10/01/14 (m)	1,052
13,125		7.625%, 06/15/15 (m)	13,716
1,000		8.375%, 05/01/16	1,085
2,400		8.875%, 03/15/12	2,565
		Windstream Corp.,
500		7.000%, 03/15/19	455
8,200		7.875%, 11/01/17	7,728
10,025		8.125%, 08/01/13 (m)	10,125
3,950		8.625%, 08/01/16	3,911

			230,808
		Wireless Telecommunication Services — 3.6%
6,160		CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	6,530
		Cricket Communications, Inc.,
4,810		7.750%, 05/15/16	4,882
16,820		9.375%, 11/01/14 (c)	16,946
3,720		Crown Castle International Corp., 9.000%, 01/15/15	3,911
4,270		iPCS, Inc., VAR, 2.469%, 05/01/13	3,928
		MetroPCS Wireless, Inc.,
32,695		9.250%, 11/01/14 (m)	33,676
225		9.250%, 11/01/14	229
46,700		Nextel Communications, Inc., 7.375%, 08/01/15 (m)	44,015
		NII Capital Corp.,
19,530		8.875%, 12/15/19	19,872
7,455		10.000%, 08/15/16	7,977
3,250		NII Holdings, Inc., 3.125%, 06/15/12	2,990
		Sprint Nextel Corp.,
67,435		6.000%, 12/01/16 (m)	60,017
5,425		8.375%, 08/15/17	5,330
		Wind Acquisition Finance S.A., (Luxembourg),
7,775		11.750%, 07/15/17 (e)	7,930
7,305		12.250%, 07/15/17 (c) (e)	6,867

			225,100
		Total Telecommunication Services	455,908
	Utilities — 3.5%
		Electric Utilities — 0.2%
1,200		Ipalco Enterprises, Inc., 7.250%, 04/01/16 (e)	1,221
2,500		PNM Resources, Inc., 9.250%, 05/15/15	2,675
8,000		Public Service Co. of New Mexico, 7.950%, 05/15/18	8,356

			12,252
		Gas Utilities — 0.1%
1,627		Copano Energy LLC/Copano Energy Finance Corp., 8.125%, 03/01/16	1,570
7,050		Crosstex Energy/Crosstex Energy Finance Corp., 8.875%, 02/15/18 (e)	6,944

			8,514
		Independent Power Producers & Energy Traders — 3.1%
8,275		Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	8,358
10,011		Calpine Corp., 7.250%, 10/15/17 (e)	9,385
5,075		Calpine Generating Co. LLC, 4,823.931%, 04/01/11 (d)	710
		Dynegy Holdings, Inc.,
12,200		7.125%, 05/15/18 (m)	8,784
3,900		7.500%, 06/01/15	3,198
151		8.375%, 05/01/16 (c)	124
3,000		8.750%, 02/15/12	3,015
33,191		Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16 (m)	29,540
		Edison Mission Energy,
8,625		7.000%, 05/15/17	5,833
29,633		7.200%, 05/15/19 (m)	19,261
151		7.500%, 06/15/13 (c)	134
17,038		7.750%, 06/15/16 (c)	12,353
1,005		FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	997
5,940		Midwest Generation LLC, 8.560%, 01/02/16	5,911
7,130		Mirant Americas Generation LLC, 8.500%, 10/01/21 (c)	6,524
4,070		North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.875%, 06/01/16 (e)	4,162
		NRG Energy, Inc.,
6,725		7.250%, 02/01/14	6,641
8,050		7.375%, 02/01/16	7,788
13,325		7.375%, 01/15/17 (m)	12,659
11,050		8.500%, 06/15/19	10,691
2,413		Ormat Funding Corp., 8.250%, 12/30/20 (m)	2,208
		RRI Energy, Inc.,
14,004		6.750%, 12/15/14 (m)	14,074
10,780		7.625%, 06/15/14 (m)	10,349
2,600		7.875%, 06/15/17 (m)	2,405
13,903		Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15 (c)	9,315

			194,419
		Multi-Utilities — 0.1%
3,300		Energy Future Holdings Corp., 10.875%, 11/01/17 (c)	2,426

		Total Utilities	217,611
		Total Corporate Bonds (Cost $4,984,474)	5,152,873
SHARES
Common Stocks — 1.6%
	Consumer Discretionary — 0.1%
		Leisure Equipment & Products — 0.0% (g)
458		True Temper Holdings Corp., Inc. (a) (f) (i)	3,207
		Media — 0.1%
261		Dex One Corp. (a)	5,352
36		SuperMedia, Inc. (a) (c)	1,099
			6,451
		Textiles, Apparel & Luxury Goods — 0.0% (g)
228		Broder Brothers Co. (a) (f) (i)	—
66		WestPoint International, Inc. (a) (f) (i)	—
			–
		Total Consumer Discretionary	9,658
	Consumer Staples — 0.1%
		Food Products — 0.0% (g)
585		Eurofresh, Inc., ADR (a) (f) (i)	760
		Household Products — 0.1%
153		Spectrum Brands, Inc. (a)	4,236
		Total Consumer Staples	4,996
	Industrials — 0.0% (g)
		Commercial Services & Supplies — 0.0% (g)
139		World Color Press, Inc., (Canada) (a)	1,557
		Road & Rail — 0.0% (g)
49		Quality Distribution, Inc. (a)	280
		Total Industrials	1,837
	Information Technology — 0.1%
		Computers & Peripherals — 0.0% (g)
575		Stratus Technologies, Inc., ADR (a) (f) (i)	—
		IT Services — 0.0% (g)
92		Unisys Corp. (a)	2,133
		Semiconductors & Semiconductor Equipment — 0.1%
2,602		MagnaChip Semiconductor S.A., ADR (a) (f) (i)	1,353
1,884		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., ADR, (Luxembourg) (a) (f) (i)	980
			2,333
		Total Information Technology	4,466
	Materials — 1.3%
		Chemicals — 1.2%
1,856		Lyondell Chemical Co., (Netherlands), ADR (a)	32,849
2,024		LyondellBasell Industries N.V., (Netherlands), Class A (a)	35,960
444		LyondellBasell Industries N.V., (Netherlands), Class B (a)	7,852
			76,661
		Containers & Packaging — 0.1%
174		Constar International, Inc. (a)	2,706
180		Portola Packaging (a) (f) (i)	673
			3,379
		Total Materials	80,040
	Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
1		AboveNet, Inc. (a)	59
1		XO Holdings, Inc. (a)	1
		Total Telecommunication Services	60
	Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
7		Mirant Corp. (a)	85
		Total Common Stocks (Cost $122,122)	101,142
Preferred Stocks — 0.3%
	Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
78		Spanish Broadcasting System, Inc., PIK, 10/15/10 (a) (f) (i) (x)	645

	Consumer Staples — 0.0% (g)
		Food Products — 0.0% (g)
1		Eurofresh, Inc., ADR (a) (f) (i)	769

	Financials — 0.3%
		Commercial Banks — 0.2%
112		CoBank ACB, 7.000%, (e) (f) (i) (x)	4,564
161		CoBank ACB, Series D, 11.000%, 10/01/14 (f) (i) (x)	8,799

			13,363
		Consumer Finance — 0.1%
150		Ford Motor Credit Co. LLC, 7.375%, 10/05/01	3,402
150		Ford Motor Credit Co. LLC, 7.600%, 03/01/32	3,462

			6,864
		Total Financials	20,227
	Information Technology — 0.0% (g)
		Computers & Peripherals — 0.0% (g)
131		Stratus Technologies, Inc., ADR (a) (f) (i)	—

		Total Preferred Stocks (Cost $27,564)	21,641
PRINCIPAL AMOUNT ($)
Loan Participations & Assignments — 13.0%
	Consumer Discretionary — 5.9%
		Auto Components — 0.1%
		Remy, 1st Lien Term Loan,
1,140		5.757%, 12/06/13	1,121
132		5.790%, 12/06/13	130
5,775		5.921%, 12/06/13	5,685
1,975		Remy, 2nd Lien Term Loan, 8.757%, 06/06/14	1,962

			8,898
		Automobiles — 0.7%
		Ford Motor Co., Term Loan B,
22,766		3.310%, 12/15/13	21,254
22,766		3.340%, 12/15/13	21,254
2,609		3.340%, 12/15/13	2,436

			44,944
		Diversified Consumer Services — 0.1%
		Ati Acquisition Co., Term Loan B,
7,429		8.250%, 12/31/14	6,983
53		9.250%, 12/31/14	49

			7,032
		Gaming — 1.3%
		CCM Merger, Inc., Term Loan B,
9,455		8.500%, 07/13/12	9,251
2,504		8.500%, 07/13/12	2,450
1,192		8.500%, 07/13/12	1,166
2,464		Fontainebleau Las Vegas, Delayed Draw Term Loan B, 4.316%, 06/06/14 (d)	573
4,929		Fontainebleau Las Vegas, Initial Term Loan, 4.527%, 06/06/14 (d)	1,146
43,777		Harrah's Operating Co., Inc., Term B-2 Loan, 3.316%, 01/28/15	36,576
7,000		HSP Gaming, LP, Term Loan, 11.250%, 09/23/14	6,895
4,876		MGM Mirage, Inc., Class D Loan, 6.000%, 10/03/11	4,633
9,831		MGM Mirage, Term Loan, 6.000%, 10/03/11	9,339
		Venetian Macau, Delayed Draw Project Term Loan,
874		4.800%, 05/25/13	842
124		4.800%, 05/25/13	120
1,901		Venetian Macau, Incremental Term Loan, 4.800%, 05/25/13	1,834
6,736		Venetian Macau, Term B Funded Project Loan, 4.800%, 05/25/13	6,497

			81,322
		Hotels, Restaurants & Leisure — 0.2%
		Outback Steakhouse, Prefunded RC Commitment,
455		0.077%, 06/14/13	394
62		2.625%, 06/14/13	54
106		2.625%, 06/14/13	92
8,692		Outback Steakhouse, Term Loan B, 2.625%, 06/14/14	7,524
4,500		Wendy's/Arby's Group, Inc., 5.000%, 06/14/17	4,496

			12,560
		Media — 2.4%
6,273		Cengage Learning Acquisitions, Term Loan, 2.790%, 07/15/14	5,418
32,093		Clear Channel Communications, Inc., Term Loan B, 4.004%, 01/29/16	24,639
		Dex Media West, New Term Loan,
1,825		7.500%, 10/24/14	1,659
445		7.500%, 10/24/14	404
1,776		7.500%, 10/24/14	1,614
17,723		Entercom Radio LLC, Term Loan A, 1.479%, 06/30/12	16,571
4,215		High Plains Broadcasting Operating Co. LLC, Term Loan, 9.000%, 09/14/16	4,117
35,243		Idearc, Inc., Exit Term Loan, 11.000%, 12/31/15	29,765
5,000		Media General, Inc., 4.538%, 03/29/13	4,456
18,292		Newport Television LLC, Term Loan, 9.000%, 09/14/16	17,867
6,640		Newsday, Fixed Rate Term Loan, 10.500%, 08/01/13	7,038
		R.H. Donnelley, Inc., Exit Term Loan,
1,159		9.250%, 10/24/14	1,072
5,493		9.250%, 10/24/14	5,081
5,578		9.250%, 10/24/14	5,159
		Univision Communications, Inc., 1st Lien Term Loan,
1,616		2.540%, 09/20/14	1,385
25,134		2.540%, 09/20/14	21,539

			147,784
		Specialty Retail — 0.4%
		Burlington Coat Factory, Term Loan B,
2,661		2.570%, 05/28/13	2,445
4,690		2.760%, 05/28/13	4,309
		General Nutrition Centers, Inc., Term Loan B,
1,184		2.540%, 09/16/13	1,127
3,553		2.550%, 09/16/13	3,382
589		2.590%, 09/16/13	561
2,305		2.600%, 09/16/13	2,194
		Gentek, Tranche B Term Loan,
231		7.000%, 11/05/15	229
17		7.000%, 11/05/15	17
2		7.000%, 11/05/15	2
		Michael's Stores, Term B-1 Loan,
1,542		2.563%, 10/31/13	1,417
47		2.625%, 10/31/13	43
2,301		2.688%, 10/31/13	2,114
1,352		2.813%, 10/31/13	1,242
472		2.813%, 10/31/13	434
		Michael's Stores, Term B-2 Loan,
2,076		4.813%, 07/31/16	1,982
63		4.875%, 07/31/16	60
3,096		4.938%, 07/31/16	2,956
2,049		5.063%, 07/31/16	1,957
407		5.063%, 07/31/16	388

			26,859
		Textiles, Apparel & Luxury Goods — 0.7%
		Claire's Stores, Term Loan B,
14,572		3.040%, 05/29/14	12,250
32,666		3.040%, 05/29/14	27,462
3,538		3.040%, 05/29/14 ^	2,975
–	(h)	Polymer Group, Inc., Term Loan B, 7.000%, 11/22/14	–	(h)

			42,687
		Total Consumer Discretionary	372,086
	Consumer Staples — 0.7%
		Food & Staples Retailing — 0.0% (g)
2,214		Rite Aid Corp., Term Loan 3, 6.000%, 06/04/14	2,114
		Rite Aid Corp., Tranche 2 Term Loan,
335		2.050%, 06/04/14	298
337		2.090%, 06/04/14	301
317		2.110%, 06/04/14	283

			2,996
		Food Products — 0.2%
4,450		Bolthouse Farms, 1st Lien Term Loan, 5.500%, 02/01/16	4,422
454		Dole Food Co., Inc., Letter of Credit, 0.238%, 04/12/13	454
		Dole Food Co., Term Loan B,
2,071		5.000%, 02/11/17	2,066
188		5.500%, 02/11/17	188
		Dole Food Co., Term Loan C,
5,553		5.000%, 02/11/17	5,542
57		5.500%, 02/11/17	57

			12,729
		Household Products — 0.5%
1,307		Spectrum Brands, Inc., Letter of Credit, 1.500%, 06/30/12	1,297
		Spectrum Brands, Inc., Term Loan B,
10,532		8.000%, 06/30/12	10,451
8,609		8.000%, 06/30/12	8,543
8,609		8.000%, 06/30/12	8,543
7		8.750%, 06/30/12	7

			28,841
		Total Consumer Staples	44,566
	Energy — 0.1%
		Energy Equipment & Services — 0.0% (g)
		Moreno Group LLC, Delayed Draw Term Loan B,
222		3.090%, 05/10/14 (f) (i)	186
318		3.104%, 05/10/14 (f) (i)	266
		Moreno Group LLC, Term Loan B,
900		3.047%, 05/10/14 (f) (i)	754
2,213		3.104%, 05/10/14 (f) (i)	1,852

			3,058
		Oil, Gas & Consumable Fuels — 0.1%
5,000		Big West Oil, Term Loan B01/22/15 ^	5,018

		Total Energy	8,076
	Financials — 2.1%
		Consumer Finance — 0.2%
14,200		American General Finance Corp., Term Loan B, 7.250%, 04/15/15	13,731

		Diversified Financial Services — 1.4%
45,395		Capmark Financial Group, Term Roll-Up Certified Tranche, 4.750%, 03/23/13	37,593
7,124		Capmark Financial Group, Term Roll-Up Non-Certified Tranche, 4.750%, 03/23/11	5,900
1,577		Capmark Financial Group, Term Roll-Up Paydown Facility, 4.750%, 03/23/11	1,306
27,680		Capmark Financial Group, U.S. Term Loan, 3.250%, 03/23/13	9,281
7,575		Capmark Financial Group, Unsecured Bridge Loan, 5.250%, 03/23/13	2,614
		Checksmart Financial Co., Term Loan B,
1,417		3.040%, 05/01/12 (f) (i)	864
567		3.050%, 05/01/12 (f) (i)	346
1,417		3.080%, 05/01/12	864
804		3.190%, 05/01/12 (f) (i)	490
		CIT Group, Inc., Initial Term Loan,
683		13.000%, 01/20/12	703
341		13.000%, 01/20/12	351
341		13.000%, 01/20/12	352
341		13.000%, 01/20/12	352
341		13.000%, 01/20/12	352
341		13.000%, 01/20/12	352
341		13.000%, 01/20/12	351
		CIT Group, Inc., New Term Loan,
3,815		13.000%, 01/20/12	3,928
3,815		13.000%, 01/20/12	3,929
3,815		13.000%, 01/20/12	3,929
3,815		13.000%, 01/20/12	3,928
3,815		13.000%, 01/20/12	3,928
2,500		International Lease Corp. ^	2,464

			84,177
		Insurance — 0.0% (g)
956		HMSC Corp., 1st Lien Term Loan, 2.588%, 04/03/14	746
995		USI Holdings Corp., Term Loan, 7.000%, 05/04/14	967

			1,713
		Real Estate Investment Trusts (REITs) — 0.5%
		General Growth Properties, Inc., Revolver, Term Loan,
3		1.250%, 12/31/49	3
54		1.250%, 12/31/49	56
28,863		5.250%, 12/31/49 (d)	29,634
1,730		5.250%, 12/31/49	1,770

			31,463
		Total Financials	131,084
	Health Care — 0.1%
		Health Care Equipment & Supplies — 0.0% (g)
939		Carestream Health, Inc., 1st Lien Term Loan, 2.354%, 04/30/13	889

		Health Care Providers & Services — 0.1%
		Vanguard Health Systems, Term Loan B,
1,012		3.797%, 01/15/16	1,000
638		5.000%, 01/15/16	630

			1,630
		Total Health Care	2,519
	Industrials — 0.7%
		Airlines — 0.1%
995		Delta Air Lines, Inc., Senior Secured Term Loan, 8.750%, 09/30/13	994
		Delta Airlines, Inc., 1st Lien Term Loan,
191		0.093%, 04/30/12	183
4,775		2.298%, 04/30/12	4,572
78		2.324%, 04/30/12	75

			5,824
		Building Products — 0.1%
561		Jacuzzi Brands, Inc., 1st Lien Letter of Credit, 0.190%, 02/07/14	459
		Jacuzzi Brands, Inc., 1st Lien Term Loan B,
13		2.543%, 02/07/14	10
6,192		2.574%, 02/07/14	5,062

			5,531
		Commercial Services & Supplies — 0.5%
		Clarke American Corp., Term Loan B,
10,783		2.790%, 06/27/14	9,401
9,689		2.790%, 06/27/14	8,447
3,846		2.790%, 06/27/14	3,353
6,078		2.854%, 06/27/14	5,298
		Quebecor World, Inc., Exit Term Loan,
4,182		9.000%, 07/10/12	4,185
1,538		9.000%, 07/10/12	1,539

			32,223
		Construction & Engineering — 0.0% (g)
1,704		Rental Service Corp., 2nd Lien Term Loan, 3.800%, 11/30/13	1,575

		Total Industrials	45,153
	Information Technology — 0.8%
		Communications Equipment — 0.2%
15,013		Avaya, Inc., Term Loan B, 3.260%, 10/26/14	12,910

		Computers & Peripherals — 0.0% (g)
3,076		Stratus Technologies, Inc., 2nd Lien Term Loan, 14.320%, 03/29/12 (f) (i)	1,836

		Electronic Equipment, Instruments & Components — 0.0% (g)
1,335		Isola Group S.A.R.L., 1st Lien Term Loan, 11.000%, 12/18/12 (f) (i)	1,228
750		Isola Group S.A.R.L., 2nd Lien Term Loan, 17.750%, 12/18/13 (f) (i)	413

			1,641
		IT Services — 0.5%
1,348		CompuCom Systems, Term Loan, 3.860%, 08/23/14 (f) (i)	1,274
		First Data Corp., Initial Tranche B-1 Term Loan,
124		3.032%, 09/24/14	105
210		3.040%, 09/24/14	177
4,091		3.091%, 09/24/14	3,447
		First Data Corp., Initial Tranche B-3 Term Loan,
24,342		3.032%, 09/24/14	20,508
1,215		3.040%, 09/24/14	1,021
		Transaction Network Services, Initial Term Loan,
4,197		6.000%, 12/01/15	4,193

			30,725
		Semiconductors & Semiconductor Equipment — 0.1%
5,265		Freescale Semiconductor, Inc., Extended Term Loan, 4.528%, 11/29/13	4,629

		Total Information Technology	51,741
	Materials — 1.0%
		Chemicals — 0.3%
7,203		Cristal Inorganic Chemicals (Millennium), 1st Lien Term Loan, 2.540%, 05/15/14	6,645
4,500		Cristal Inorganic Chemicals (Millennium), 2nd Lien Term Loan, 6.040%, 05/15/14 (f) (i)	4,102
5,864		Momentive Performance Materials, Inc., Tranche B-1 Term Loan, 2.625%, 12/04/13	5,393
		Texas PetroChemicals LP, Incremental Term Loan,
393		2.875%, 06/27/13	369
93		2.875%, 06/27/13	88
1		2.875%, 06/27/13	1
		Texas PetroChemicals LP, Term Loan B,
857		2.875%, 06/27/13	806
571		2.875%, 06/27/13	537
10		2.875%, 06/27/13	10
4		2.875%, 06/27/13	3

			17,954
		Containers & Packaging — 0.1%
1,485		Berry Plastics Holding, Term Loan C, 2.257%, 04/03/15	1,331
		Reynolds Group Holdings, Term Loan,
924		6.250%, 05/06/16	919
4,492		6.250%, 05/06/16	4,465

			6,715
		Diversified Manufacturing — 0.2%
10,943		BOC Edwards, 1st Priority Lien Term Loan, 2.354%, 05/31/14	9,831

		Paper & Forest Products — 0.4%
27,943		Abitibi, Inc., Term Loan, 11.000%, 03/31/12	26,808

		Total Materials	61,308
	Telecommunication Services — 0.4%
		Diversified Telecommunication Services — 0.4%
13		CavTel Holdings LLC, Term Loan, 10.500%, 12/31/12	12
		Level 3 Communications, Tranche A Term Loan,
21,300		2.548%, 03/13/14	19,148
1,000		Level 3 Communications, Tranche B Term Loan, 8.956%, 03/13/14	1,072
2,500		Telecordia, Term Loan, 6.750%, 04/30/16	2,448
3,270		Time Warner Telecom, Term Loan B, 2.110%, 01/07/13	3,158

			25,838
		Total Telecommunication Services	25,838
	Utilities — 1.2%
		Independent Power Producers & Energy Traders — 1.2%
28,208		Calpine Corp., 1st Priority Lien Term Loan, 3.165%, 03/29/14	26,345
3,520		NRG Energy, Inc. (Opco), Credit-Linked Deposit Letter of Credit, 0.190%, 02/01/13	3,367
		NRG Energy, Inc. (Opco), Term Loan B,
4,182		2.040%, 02/01/13	4,000
1,149		2.104%, 02/01/13	1,100
		Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-1 Term Loan,
8		3.790%, 10/10/14	6
972		3.797%, 10/10/14	747
		Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2 Term Loan,
15		3.790%, 10/10/14	11
164		3.797%, 10/10/14	126
729		3.874%, 10/10/14	560
1,044		4.066%, 10/10/14	802
		Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-3 Term Loan,
286		3.790%, 10/10/14	219
39,634		3.797%, 10/10/14	30,431
5,500		TPF Generation Holdings LLC, 2nd Lien Term Loan, 4.540%, 12/15/14	4,950

			72,664
		Total Utilities	72,664
		Total Loan Participations & Assignments (Cost $789,182)	815,035
NUMBER OF RIGHTS
Consumer Discretionary — 0.0% (g)
		Textiles, Apparel & Luxury Goods — 0.0% (g)
59		WestPoint International, Inc., expiring (a) (f) (i) (Cost $—)	–
NUMBER OF WARRANTS
Warrant - 0.0% (g)
	Industrials — 0.0% (g)
		Commercial Services & Supplies — 0.0% (g)
		World Color Press, Inc.,
79		expiring 7/20/2014 (Strike Price $13.00) (a) (c)	414
79		expiring 7/20/2014 (Strike Price $16.30) (a)	186

			600
		Total Industrials	600
	Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
–	(h)	AboveNet, Inc., Class W, expiring 09/08/10 (Strike Price $24.00) (a) (f) (i)	8

		Total Warrants (Cost $6,147)	608
SHARES
Short-Term Investment — 2.9%
	Investment Company — 2.9%
182,464		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (Cost $182,464)	182,464
PRINCIPAL AMOUNT ($)
Investments of Cash Collateral for Securities on Loan — 2.6%
		Asset-Backed Securities — 0.0% (g)
608		GSAA Trust, Series 2005-15, Class 2A1, VAR, 0.319%, 06/29/10	566
859		GSAA Trust, Series 2006-3, Class A1, VAR, 0.425%, 06/29/10	625

			1,191
SHARES
		Investment Company — 2.6%
160,591		JPMorgan Prime Money Market Fund, Capital Shares, 0.130%, 09/02/08 (b) (l)	160,591

		Total Investments of Cash Collateral for Securities on Loan (Cost $162,057)	161,782
		Total Investments —102.6% (Cost $6,281,731)	6,442,466
		Liabilities in Excess of Other Assets — (2.6)%	(165,034)
		NET ASSETS — 100.0%	$6,277,432

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
DA	—	Development Authority
GMAC	—	General Motors Acceptance Corp.
PIK	—	Payment-in-Kind
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2010.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)		Defaulted Security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $92,109,000 which amounts to 1.4% of total investments.

(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)		The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(x)
Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2010.

^		Unsettled security, coupon rate is undetermined at May 31, 2010

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$359,843
Aggregate gross unrealized depreciation	(199,108)
Net unrealized appreciation/depreciation	$160,735
Federal income tax cost of investments	$6,281,731

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$6,451	$–	$3,207	$9,658
Consumer Staples	4,236	–	760	4,996
Industrials	1,837	–	–	1,837
Information Technology	2,133	–	2,333	4,466
Materials	79,367	–	673	80,040
Telecommunication Services	60	–	–	60
Utilities	85	–	–	85
Total Common Stocks	94,169	–	6,973	101,142
Preferred Stocks
Consumer Discretionary	–	–	645	645
Consumer Staples	–	–	769	769
Financials	–	6,864	13,363	20,227
Information Technology	–	–	–	–
Total Preferred Stocks	–	6,864	14,777	21,641
Debt Securities
Asset-Backed Securities	–	–	6,921	6,921
Corporate Bonds
Consumer Discretionary	–	1,400,155	1,944	1,402,099
Consumer Staples	–	243,870	10,783	254,653
Energy	–	671,255	630	671,885
Financials	–	520,210	14,906	535,116
Health Care	–	304,105	4,514	308,619
Industrials	–	476,931	10,829	487,760
Information Technology	–	238,119	2,142	240,261
Materials	–	574,890	4,071	578,961
Telecommunication Services	–	455,908	–	455,908
Utilities	–	217,611	–	217,611
Total Corporate Bonds	–	5,103,054	49,819	5,152,873
Loan Participations & Assignments
Consumer Discretionary	–	372,086	–	372,086
Consumer Staples	–	44,566	–	44,566
Energy	–	5,018	3,058	8,076
Financials	–	129,384	1,700	131,084
Health Care	–	2,519	–	2,519
Industrials	–	45,153	–	45,153
Information Technology	–	46,990	4,751	51,741
Materials	–	57,206	4,102	61,308
Telecommunication Services	–	25,838	–	25,838
Utilities	–	72,664	–	72,664
Total Loan Participations & Assignments	–	801,424	13,611	815,035
Rights
Consumer Discretionary	–	–	–	–
Warrants
Industrials	–	600	–	600
Telecommunication Services	–	–	8	8
Total Warrants	–	600	8	608
Short-Term Investments
Investment Companies	182,464	–	–	182,464
Investments of Cash Collateral for Securities on Loan
Asset-Backed Securities	–	1,191	–	1,191
Investment Companies	160,591	–	–	160,591
Total Investments in Securities	$437,224	$5,913,133	$92,109	$6,442,466

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in detremining fair value (amounts in thousands):

	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization/ accretion	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/10
Investments in Securities
Asset-Backed Securities	6,916	–	98	10	(103)		–	6,921
Common Stocks - Consumer Discretionary	3,208	–	(1)	–	–		–	3,207
Common Stocks - Consumer Staples	292		468	–	–		–	760
Common Stocks - Industrials	5,510	5,847	(3,016)	–	(8,341)		–	–
Common Stocks - Infromation Technology	628		1,705	–	–		–	2,333
Common Stocks - Materials	745		(72)	–	–		–	673
Corporate Bonds - Consumer Discretionary	1,875	112	(112)	–	69		–	1,944
Corporate Bonds - Consumer Staples	11,289	–	24 (a)	(2)	(528)		–	10,783
Corporate Bonds - Energy	628	–	4	(2)	–		–	630
Corporate Bonds - Financials	36,084	2,228	(1,501)	204	(22,109)		–	14,906
Corporate Bonds - Health Care	4,752	–	(238)	–	–		–	4,514
Corporate Bonds - Industrials	14,079	(7,470)	13,829	12	(6,459)		(3,162)	10,829
Corporate Bonds - Information Technology	2,133	–	9	–	–		–	2,142
Corporate Bonds - Materials	8,381	–	(1,114)	43	142		(3,381)	4,071
Loan Participations & Assignments - Energy	2,857	–	211	–	(10)		–	3,058
Loan Participations & Assignments - Financials	1,766	5	(19)	–	(44)		(8)	1,700
Loan Participations & Assignments - Industrials	5,243	(5)	294	30	(1)		(5,561)	–
Loan Participations & Assignments - Information Technology	7,215	18	1,408	(12)	(3,878)		–	4,751
Loan Participations & Assignments - Materials	10,676	2	38	49	(18)		(6,645)	4,102
Preferred Stocks - Consumer Discretionary	233	–	412	–	–		–	645
Preferred Stocks - Consumer Staples	769		–	–	–		–	769
Preferred Stocks - Financials	4,308		256	–	–		8,799	13,363
Preferred Stocks - Information Technology	–	–	–	–	–		–	–
Rights - Consumer Discretionary	–	–	–	–	–		–	–
Warrants - Industrials	–	–	–	–	–		–	–
Warrants - Telecommunication Services	11	–	(3)	–	–		–	8

Total	$129,598	$737	$12,680	$332	$(41,280)		$(9,958)	$92,109

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.
Transferred from Level 2 to Level 3 due to lack of observable market inputs.
Transferred from Level 3 to Level 2 due to available market inputs to determine price.
The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $15,402,000.

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 12.1%
3,326		Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 4.460%, 01/25/34	2,590
2,211		Ameriquest Mortgage Securities, Inc., Series 2003-7, Class M1, VAR, 1.618%, 08/25/33	1,877
		Amortizing Residential Collateral Trust,
91		Series 2002-BC4, Class A, VAR, 0.923%, 07/25/32	74
1,808		Series 2002-BC6, Class M1, VAR, 1.468%, 08/25/32	1,065
4,747		Series 2002-BC9, Class M1, VAR, 1.993%, 12/25/32	3,286
		Amresco Residential Securities Mortgage Loan Trust,
343		Series 1997-2, Class M1A, VAR, 0.898%, 06/25/27	317
1,493		Series 1998-1, Class M1A, VAR, 0.988%, 01/25/28	1,176
1,771		Series 1998-3, Class M1A, VAR, 0.973%, 09/25/28	1,265
2,116		Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M2, VAR, 2.087%, 12/15/33	1,755
		Bear Stearns Asset Backed Securities Trust,
3,228		Series 2003-SD1, Class A, VAR, 0.793%, 12/25/33	2,823
9,348		Series 2005-CL1, Class M1, VAR, 0.973%, 09/25/34 (f)	187
2,860		Series 2005-HE1, Class M2, VAR, 1.173%, 01/25/35	1,480
1,357		BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.443%, 05/25/37	1,178
454		Centex Home Equity, Series 2002-A, Class MV1, VAR, 1.193%, 01/25/32	202
		Countrywide Asset-Backed Certificates,
226		Series 2002-1, Class A, VAR, 0.903%, 08/25/32	133
206		Series 2002-BC1, Class A, VAR, 1.003%, 04/25/32	116
263		Series 2002-BC2, Class A, VAR, 0.883%, 04/25/32	123
61		Series 2003-BC2, Class 2A1, VAR, 0.943%, 06/25/33	52
2,131		Series 2003-BC5, Class M1, VAR, 1.393%, 09/25/33	818
620		Series 2004-2, Class M4, VAR, 1.343%, 03/25/34	308
781		Series 2004-S1, Class M2, SUB, 5.084%, 02/25/35	650
		Countrywide Home Equity Loan Trust,
2,026		Series 2004-A, Class A, VAR, 0.557%, 04/15/30	1,137
1,229		Series 2005-E, Class 2A, VAR, 0.557%, 11/15/35	638
5,418		Series 2005-M, Class A1, VAR, 0.577%, 02/15/36	2,539
		First Franklin Mortgage Loan Asset Backed Certificates,
264		Series 2002-FF1, Class M1, VAR, 1.393%, 04/25/32	101
1,661		Series 2002-FF4, Class M1, VAR, 1.918%, 02/25/33	394
704		Series 2003-FFH1, Class M2, VAR, 2.968%, 09/25/33	59
703		Series 2004-FF8, Class M4, VAR, 1.413%, 10/25/34	100
1,224		Ford Credit Auto Owner Trust, Series 2006-C, Class A4A, 5.150%, 02/15/12	1,247
3,580		Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.833%, 07/25/35	2,163
735		Greenpoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.517%, 09/15/30	283
1,572		Household Automotive Trust, Series 2006-1, Class A4, 5.520%, 03/18/13	1,592
478		Irwin Home Equity Corp., Series 2004-1, Class 1A1, VAR, 0.983%, 12/25/24	238
132		Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	131
1,841		Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.393%, 02/25/34	1,551
		Morgan Stanley ABS Capital I,
2,738		Series 2003-NC6, Class M1, VAR, 1.543%, 06/25/33	2,124
7,500		Series 2005-WMC4, Class M5, VAR, 0.993%, 04/25/35 (f)	1,500
349		New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.743%, 11/25/33	204
1,531		Option One Mortgage Loan Trust, Series 2002-4, Class M1, VAR, 1.243%, 07/25/32	1,263
522		Residential Asset Mortgage Products, Inc., Series 2003-RS2, Class AII, VAR, 1.023%, 03/25/33	333
		Residential Asset Securities Corp.,
676		Series 2003-KS4, Class MI2, SUB, 5.010%, 06/25/33	165
594		Series 2005-EMX4, Class A2, VAR, 0.603%, 11/25/35	576
		Residential Funding Mortgage Securities II, Inc.,
932		Series 2001-HI2, Class AI7, SUB, 6.940%, 04/25/26	733
911		Series 2001-HI4, Class A7, SUB, 6.740%, 10/25/26	628
240		Series 2003-HS1, Class AII, VAR, 0.633%, 12/25/32	181
168		Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 1.043%, 04/25/33	138
194		Structured Asset Securities Corp., Series 2002-HF1, Class A, VAR, 0.633%, 01/25/33	171
317		Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A, VAR, 0.713%, 09/27/32	238

		Total Asset-Backed Securities (Cost $77,141)	41,902
Collateralized Mortgage Obligations — 52.4%
		Agency CMO — 25.7%
1,244		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.586%, 10/25/22	200
		Federal Home Loan Mortgage Corp. REMICS,
32		Series 1071, Class F, VAR, 1.325%, 04/15/21	32
46		Series 1343, Class LA, 8.000%, 08/15/22	51
37		Series 1370, Class JA, VAR, 1.525%, 09/15/22	37
33		Series 1379, Class W, VAR, 2.940%, 10/15/22	33
9		Series 1508, Class KA, VAR, 2.459%, 05/15/23	9
36		Series 1607, Class SA, IF, 18.078%, 10/15/13	40
597		Series 1689, Class M, PO, 03/15/24	536
243		Series 1771, Class PK, 8.000%, 02/15/25	269
463		Series 1974, Class ZA, 7.000%, 07/15/27	510
81		Series 1981, Class Z, 6.000%, 05/15/27	87
4		Series 2006, Class I, IO, 8.000%, 10/15/12	–	(h)
328		Series 2033, Class PR, PO, 03/15/24	295
47		Series 2261, Class ZY, 7.500%, 10/15/30	49
22		Series 2289, Class NA, VAR, 11.849%, 05/15/20	25
173		Series 2338, Class FN, VAR, 0.837%, 08/15/28	174
344		Series 2416, Class SA, IF, 14.944%, 02/15/32	447
221		Series 2416, Class SH, IF, 15.326%, 02/17/32	293
84		Series 2477, Class FZ, VAR, 0.887%, 06/15/31	84
1,235		Series 2628, Class IP, IO, 4.500%, 10/15/16	10
5,282		Series 2649, Class FK, VAR, 0.887%, 07/15/33	5,202
1,776		Series 2661, Class FG, VAR, 0.787%, 03/15/17	1,778
2,025		Series 3085, Class VS, HB, IF, 27.373%, 12/15/35	3,127
4,438		Series 3300, Class FA, VAR, 0.637%, 08/15/35	4,425
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
115		Series T-51, Class 1APO, PO, 09/25/42	94
1,694		Series T-54, Class 4A, VAR, 4.525%, 02/25/43	1,762
		Federal National Mortgage Association Grantor Trust,
970		Series 2001-T8, Class A1, 7.500%, 07/25/41	1,103
2,271		Series 2002-T6, Class A4, VAR, 4.447%, 03/25/41	2,340
		Federal National Mortgage Association Interest STRIPS,
3,335		Series 343, Class 23, IO, 4.000%, 10/01/18	326
4,865		Series 343, Class 27, IO, 4.500%, 01/01/19	517
		Federal National Mortgage Association REMICS,
47		Series 1988-15, Class B, VAR, 0.925%, 06/25/18	47
6		Series 1989-77, Class J, 8.750%, 11/25/19	7
2		Series 1989-89, Class H, 9.000%, 11/25/19	2
133		Series 1990-64, Class Z, 10.000%, 06/25/20	148
315		Series 1990-145, Class A, VAR, 1.682%, 12/25/20 (m)	315
162		Series 1991-142, Class PL, 8.000%, 10/25/21	181
189		Series 1991-156, Class F, VAR, 1.675%, 11/25/21	190
1		Series 1992-91, Class SQ, IF, HB, 9,135.000%, 05/25/22	116
415		Series 1992-112, Class GB, 7.000%, 07/25/22	466
10		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	2
165		Series 1992-200, Class FK, VAR, 3.159%, 11/25/22	166
175		Series 1993-27, Class S, IF, 9.189%, 02/25/23	188
349		Series 1993-110, Class H, 6.500%, 05/25/23	379
42		Series 1993-119, Class H, 6.500%, 07/25/23	45
344		Series 1993-146, Class E, PO, 05/25/23	314
157		Series 1993-165, Class FH, VAR, 1.525%, 09/25/23	160
765		Series 1993-179, Class FM, VAR, 3.109%, 10/25/23	771
88		Series 1997-74, Class E, 7.500%, 10/20/27	99
1,725		Series 2001-9, Class F, VAR, 0.587%, 02/17/31	1,727
551		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	108
2,631		Series 2002-77, Class FY, VAR, 0.743%, 12/25/17	2,614
4,187		Series 2003-17, Class FN, VAR, 0.643%, 03/25/18	4,149
188		Series 2003-21, Class FK, VAR, 0.743%, 03/25/33	188
4,814		Series 2003-34, Class BS, IF, IO, 7.307%, 05/25/22	340
964		Series 2003-60, Class SA, IF, IO, 7.307%, 07/25/21	47
1,828		Series 2003-60, Class SB, IF, IO, 7.307%, 07/25/21	91
104		Series 2003-72, Class JF, VAR, 0.743%, 08/25/33	104
2,787		Series 2004-17, Class BF, VAR, 0.693%, 01/25/34	2,781
3,824		Series 2007-2, Class FA, VAR, 0.543%, 02/25/37	3,796
24,694		Series 2010-42, Class PD, 4.500%, 07/25/39	25,782
118		Series G92-44, Class ZQ, 8.000%, 07/25/22	132
1,831		Series G94-9, Class PJ, 6.500%, 08/17/24	1,975
		Federal National Mortgage Association Whole Loan,
513		Series 2003-W1, Class 2A, 7.500%, 12/25/42	583
2,613		Series 2003-W4, Class 5A, VAR, 4.621%, 10/25/42	2,729
2,958		Series 2003-W15, Class 3A, VAR, 4.768%, 12/25/42 (m)	3,050
686		Series 2004-W2, Class 1A3F, VAR, 0.693%, 02/25/44	678
1,478		Series 2004-W2, Class 4A, VAR, 4.563%, 02/25/44	1,489
3,339		Series 2009-W1, Class A, 6.000%, 12/25/49	3,646
		Government National Mortgage Association,
1,155		Series 1999-27, Class ZA, 7.500%, 04/17/29	1,272
31		Series 2000-35, Class F, VAR, 0.887%, 12/16/25	31
765		Series 2002-31, Class FC, VAR, 0.595%, 09/26/21	765
2,907		Series 2003-21, Class PI, IO, 5.500%, 06/20/32	206
47,909		Series 2003-59, Class XA, IO, VAR, 2.047%, 06/16/34	3,074

			88,808
		Non-Agency CMO — 26.7%
3,161		Banc of America Funding Corp., Series 2005-E, Class 5A1, VAR, 4.961%, 05/20/35	2,822
		Banc of America Mortgage Securities, Inc.,
75		Series 2003-5, Class 2A8, VAR, 0.793%, 07/25/18	53
2,628		Series 2005-10, Class 1A13, 5.500%, 11/25/35	2,491
2,430		Series 2005-A, Class 3A1, VAR, 5.019%, 02/25/35	2,089
1,073		Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class M1, VAR, 1.013%, 11/25/34	485
67		Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.250%, 10/25/33	67
1,066		Chase Mortgage Finance Corp., Series 2003-S7, Class A4, VAR, 0.743%, 08/25/18	949
140		Citicorp Mortgage Securities, Inc., Series 1988-17, Class A1, VAR, 2.496%, 11/25/18	140
39		Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	39
2,301		Countrywide Alternative Loan Trust, Series 2004-33, Class 3A3, VAR, 3.118%, 12/25/34	1,477
		Countrywide Home Loan Mortgage Pass-Through Trust,
1,300		Series 2003-21, Class A1, VAR, 3.255%, 05/25/33	1,090
3,398		Series 2003-49, Class A4, VAR, 4.279%, 12/19/33	3,393
561		Series 2004-HYB8, Class 1A1, VAR, 0.690%, 01/20/35	359
829		Series 2005-1, Class 1A2, VAR, 0.693%, 03/25/35	164
		CS First Boston Mortgage Securities Corp.,
18		Series 2002-AR2, Class 1B2, VAR, 3.975%, 02/25/32	2
2,678		Series 2003-AR24, Class 2A4, VAR, 3.030%, 10/25/33	2,276
		First Horizon Alternative Mortgage Securities,
789		Series 2005-AA7, Class 1A2, VAR, 2.396%, 09/25/35	83
1,844		Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	1,611
		First Horizon Asset Securities, Inc.,
869		Series 2004-AR7, Class 2A1, VAR, 2.871%, 02/25/35	852
1,733		Series 2005-6, Class 1A1, 5.500%, 11/25/35	1,633
		First Republic Mortgage Loan Trust,
160		Series 2000-FRB1, Class B1, VAR, 0.843%, 06/25/30	109
825		Series 2000-FRB2, Class A1, VAR, 0.837%, 11/15/30	772
5,169		GSAA Home Equity Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	5,220
4,926		GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	4,986
		Impac CMB Trust,
1,745		Series 2004-3, Class 3A, VAR, 0.663%, 03/25/34	1,522
668		Series 2004-6, Class 1A2, VAR, 1.123%, 10/25/34	553
2,724		Series 2005-5, Class A1, VAR, 0.663%, 08/25/35	1,913
2,686		Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 5.634%, 03/25/37	2,041
659		JPMorgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 4.143%, 10/25/33	648
		MASTR Adjustable Rate Mortgages Trust,
4,998		Series 2003-5, Class 5A1, VAR, 4.048%, 10/25/33	4,856
252		Series 2004-7, Class 6A1, VAR, 0.783%, 08/25/34	246
1,808		Series 2004-13, Class 2A1, VAR, 2.976%, 04/21/34	1,788
3,220		Series 2004-13, Class 3A7B, VAR, 2.390%, 11/21/34	2,855
616		MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.743%, 02/25/33	597
		Mellon Residential Funding Corp.,
1,424		Series 2001-TBC1, Class B1, VAR, 1.217%, 11/15/31	949
292		Series 2002-TBC1, Class B1, VAR, 1.337%, 09/15/30	226
146		Series 2002-TBC1, Class B2, VAR, 1.737%, 09/15/30	108
898		Series 2002-TBC2, Class B1, VAR, 1.187%, 08/15/32	664
264		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	294
		MLCC Mortgage Investors, Inc.,
1,331		Series 2004-1, Class 2A3, VAR, 2.270%, 12/25/34	582
1,932		Series 2004-D, Class A1, VAR, 0.673%, 08/25/29	1,746
		Morgan Stanley Dean Witter Capital I,
796		Series 2003-HYB1, Class A4, VAR, 4.200%, 03/25/33	741
589		Series 2003-HYB1, Class B1, VAR, 4.250%, 03/25/33	364
		Morgan Stanley Mortgage Loan Trust,
988		Series 2004-5AR, Class 3A3, VAR, 2.654%, 07/25/34	490
4,650		Series 2004-5AR, Class 3A5, VAR, 2.654%, 07/25/34	3,437
2,206		Series 2004-11AR, Class 1A2A, VAR, 0.653%, 01/25/35	1,850
		Nomura Asset Acceptance Corp.,
597		Series 2003-A3, Class A1, SUB, 5.000%, 08/25/33	541
174		Series 2004-AR1, Class 5A1, VAR, 1.103%, 08/25/34	144
2,499		Series 2004-R3, Class AF, VAR, 0.793%, 02/25/35 (e)	1,794
110		Series 2005-AR1, Class 2A1, VAR, 0.623%, 02/25/35	101
		Residential Funding Mortgage Securities I,
4,500		Series 2005-SA2, Class 2A2, VAR, 3.396%, 06/25/35	3,754
1,843		Series 2006-SA4, Class 2A1, VAR, 6.104%, 11/25/36	1,398
16		Securitized Asset Sales, Inc., Series 1993-7, Class TA3,6.250%, 12/25/23	16
		Sequoia Mortgage Trust,
205		Series 11, Class A, VAR, 1.240%, 12/20/32	181
501		Series 2003-3, Class A2, VAR, 0.794%, 07/20/33	434
		Structured Asset Mortgage Investments, Inc.,
1,909		Series 2002-AR2, Class A3, VAR, 0.839%, 07/19/32	1,589
322		Series 2004-AR1, Class 1A1, VAR, 0.689%, 03/19/34	269
		Structured Asset Securities Corp.,
1,479		Series 2003-8, Class 2A9, VAR, 0.843%, 04/25/33	1,351
2,174		Series 2003-40A, Class 4A, VAR, 5.596%, 01/25/34	1,946
		WaMu Mortgage Pass-Through Certificates,
2,105		Series 2004-AR11, Class A, VAR, 2.880%, 10/25/34	2,004
3,849		Series 2004-AR14, Class A1, VAR, 2.740%, 01/25/35	3,770
4,927		Series 2004-AR3, Class A1, VAR, 2.712%, 06/25/34	4,716
337		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS2, Class 2A1, 6.000%, 04/25/17	334
		Wells Fargo Mortgage Backed Securities Trust,
1,277		Series 2003-F, Class A1, VAR, 4.854%, 06/25/33	1,299
2,971		Series 2003-K, Class 1A2, VAR, 4.472%, 11/25/33	3,029
1,105		Series 2004-H, Class A2, VAR, 4.534%, 06/25/34	866
1,461		Series 2005-AR16, Class 3A2, VAR, 2.941%, 10/25/35	1,281

			92,449
		Total Collateralized Mortgage Obligations (Cost $194,472)	181,257
Commercial Mortgage-Backed Securities — 2.0%
		Bayview Commercial Asset Trust,
928		Series 2004-3, Class A2, VAR, 0.763%, 01/25/35	710
3,341		Series 2005-2A, Class A2, VAR, 0.693%, 08/25/35 (e)	2,299
667		Series 2005-2A, Class M1, VAR, 0.773%, 08/25/35 (e)	392
1,757		Series 2007-2A, Class A2, VAR, 0.663%, 07/25/37 (e)	1,017
874		Series 2007-2A, Class M4, VAR, 0.993%, 07/25/37 (e)	313
2,774		Series 2007-3, Class A2, VAR, 0.633%, 07/25/37 (e)	1,503
549		Bear Stearns Commercial Mortgage Securities, Series 2004-BA5A, Class E, VAR, 0.777%, 09/15/19 (e) (f)	478
30		FFCA Secured Lending Corp., Series 1999-1A, Class B2, VAR, 1.340%, 09/18/25 (e)	30

		Total Commercial Mortgage-Backed Securities (Cost $10,920)	6,742
Corporate Bonds — 0.4%
Financials — 0.4%
		Capital Markets — 0.3%
6,355		Lehman Brothers Holdings, Inc., 5.884%, 02/17/15 (d) (f) (i)	1,176

		Consumer Finance — 0.1%
250		SLM Corp., VAR, 4.263%, 01/31/14	204

		Total Corporate Bonds (Cost $6,571)	1,380
Mortgage Pass-Through Securities — 19.5%
		Federal Home Loan Mortgage Corp.,
–	(h)	ARM, 2.281%, 02/01/19	–	(h)
162		ARM, 2.575%, 07/01/19	169
135		ARM, 2.606%, 01/01/27	141
132		ARM, 2.709%, 12/01/26	138
865		ARM, 2.779%, 01/01/23	906
348		ARM, 2.792%, 08/01/27	364
1,525		ARM, 2.805%, 04/01/32	1,598
163		ARM, 2.846%, 02/01/23	171
310		ARM, 2.850%, 12/01/27 (m)	324
78		ARM, 2.855%, 04/01/30	82
16		ARM, 2.875%, 06/01/26 (m)	17
50		ARM, 2.917%, 06/01/22	52
611		ARM, 2.962%, 07/01/30 (m)	640
289		ARM, 2.969%, 12/01/26	302
73		ARM, 2.999%, 05/01/18	76
86		ARM, 3.041%, 04/01/24	90
178		ARM, 3.077%, 07/01/28	185
30		ARM, 3.137%, 12/01/29	31
27		ARM, 3.138%, 06/01/25	28
22		ARM, 3.155%, 11/01/28	23
55		ARM, 3.182%, 10/01/29	57
538		ARM, 3.203%, 01/01/23 (m)	560
32		ARM, 3.280%, 11/01/27	33
32		ARM, 3.995%, 08/01/19	33
21		ARM, 4.095%, 12/01/21	22
142		ARM, 4.928%, 01/01/30	148
60		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 8.000%, 09/01/16	66
45		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	52
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
12		7.500%, 05/01/28	14
63		8.500%, 07/01/28	73
27		9.000%, 02/01/25	31
		Federal National Mortgage Association,
27		ARM, 1.825%, 04/01/24	27
27		ARM, 1.906%, 06/01/18	27
210		ARM, 2.155%, 07/01/20 (m)	215
75		ARM, 2.218%, 05/01/18	76
414		ARM, 2.307%, 11/01/18	429
85		ARM, 2.330%, 04/01/21	88
98		ARM, 2.360%, 12/01/20	101
73		ARM, 2.460%, 11/01/23	74
14		ARM, 2.480%, 07/01/25	15
72		ARM, 2.576%, 06/01/26	74
19		ARM, 2.599%, 05/01/29	19
1,405		ARM, 2.731%, 05/01/33	1,465
588		ARM, 2.756%, 09/01/33	614
41		ARM, 2.775%, 05/01/30	42
132		ARM, 2.826%, 01/01/31 (m)	139
946		ARM, 2.837%, 01/01/25	989
132		ARM, 2.910%, 07/01/27	139
42		ARM, 2.915%, 03/01/38	44
156		ARM, 3.082%, 03/01/29	163
22		ARM, 3.087%, 11/01/21	23
27		ARM, 3.095%, 12/01/26	28
385		ARM, 3.130%, 08/01/26	402
75		ARM, 3.200%, 07/01/30	77
19		ARM, 3.250%, 03/01/17	20
254		ARM, 3.325%, 09/01/19	262
165		ARM, 4.302%, 03/01/15 (f)	163
189		ARM, 4.548%, 12/01/28	193
504		ARM, 4.674%, 02/01/34	528
127		ARM, 4.690%, 11/01/30	133
43		ARM, 5.667%, 05/01/20	44
157		ARM, 5.824%, 05/01/31	166
120		ARM, 6.000%, 01/01/20	125
–	(h)	Federal National Mortgage Association, 10 Year, Single Family, 4.500%, 01/01/13	–	(h)
		Federal National Mortgage Association, 15 Year, Single Family,
24,592		4.000%, 02/01/25	25,262
17		6.000%, 08/01/14	19
256		7.000%, 12/01/10 - 03/01/16 (m)	269
18,626		Federal National Mortgage Association, 20 Year, Single Family, 5.000%, 10/01/23	19,815
		Federal National Mortgage Association, 30 Year, FHA/VA,
30		7.000%, 03/01/27	33
–	(h)	7.500%, 08/01/10	–	(h)
31		8.000%, 11/01/27	36
30		8.500%, 10/01/24	34
41		9.000%, 08/01/21 - 08/01/25	46
31		Federal National Mortgage Association, 30 Year, Other, 7.250%, 09/01/22	34
		Federal National Mortgage Association, 30 Year, Single Family,
6,864		5.000%, 12/01/39	7,229
46		7.250%, 09/01/22	52
223		7.500%, 06/01/23 - 10/01/30	247
26		8.500%, 08/01/17	28
		Federal National Mortgage Association, Other,
51		6.500%, 04/01/16	54
62		12.000%, 11/01/30	73
		Government National Mortgage Association II, 30 Year, Single Family,
83		7.250%, 08/20/22 - 11/20/22	92
131		7.400%, 10/20/21 - 03/20/22	147
28		7.500%, 10/20/23	32
26		7.850%, 12/20/21	29
96		8.000%, 07/20/25 - 08/20/26	111
		Government National Mortgage Association, 30 Year, Single Family,
83		7.000%, 06/15/24	93
38		8.000%, 10/15/27	44
38		9.000%, 11/15/24	43
289		9.500%, 07/15/25	333

		Total Mortgage Pass-Through Securities (Cost $66,217)	67,485
SHARES
Short-Term Investment — 15.8%
	Investment Company — 15.8%
54,538		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (Cost $54,538)	54,538
		Total Investments —102.2% (Cost $409,859)	353,304
		Liabilities in Excess of Other Assets — (2.2)%	(7,600)
		NET ASSETS — 100.0%	$345,704

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2010.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2010. The rate may be subject to a cap and floor.

IO	—
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2010.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $3,504,000 which amounts to 1.0% of total investments.

(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,334
Aggregate gross unrealized depreciation	(60,889)
Net unrealized appreciation/depreciation	$(56,555)
Federal income tax cost of investments	$409,859

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$–	$40,215	$1,687	$41,902
Collateralized Mortgage Obligations	–	181,257	–	181,257
Commercial Mortgage-Backed Securities	–	6,264	478	6,742
Corporate Bonds
Financials	–	204	1,176	1,380
Mortgage Pass-Through Securities	–	67,322	163	67,485
Short-Term Investment
Investment Company	54,538	–	–	54,538
Total Investments in Securities	$54,538	$295,262	$3,504	$353,304

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)		Change in unrealized appreciation (depreciation)		Net amortization (accretion)		Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/2010
Investments in Securities
Asset-Backed Securities	$1,087	$-		$600		$-		$-	$-	$-	$1,687
Commercial Mortgage-Backed Securities	766	-		43		-		(331)	-	-	$478
Corporate Bonds - Financials - Capital Markets	1,223	-		(47)		-		-	-	-	$1,176
Mortgage Pass-Through Securities	173	-	(a)	-	(a)	-	(a)	(10)	-	-	$163
Total	$3,249	$-	(a)	$596		$-	(a)	$(341)	$-	$-	$3,504

(a) Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.
Transferred from Level 2 to Level 3 due to lack of observable market inputs.
Transferred from Level 3 to Level 2 due to available market inputs to determine price.
The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $596,000.

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 46.8%
66,000	Abbey National Treasury Services plc, 0.400%, 09/24/10	66,000
	Banco Bilbao Vizcaya Argentaria S.A.,
30,000	0.300%, 07/30/10	30,000
37,000	0.305%, 07/20/10	37,001
13,000	0.305%, 07/28/10	13,000
26,000	0.350%, 08/16/10	26,000
9,000	0.371%, 06/24/10	9,000
22,000	Bank of Montreal, 0.270%, 07/06/10	22,000
	Bank of Nova Scotia,
130,000	0.290%, 08/05/10	130,000
13,000	0.300%, 06/07/10	13,000
59,000	0.300%, 09/03/10	59,000
24,000	0.400%, 06/23/10	24,000
	Banque Federative du Credit Mutuel,
30,000	0.410%, 06/24/10	30,000
67,000	0.430%, 07/15/10	67,001
	Barclays Bank plc,
89,000	0.270%, 06/22/10	89,000
35,000	0.280%, 07/14/10	35,000
65,000	0.350%, 07/29/10	65,000
	BNP Paribas,
67,000	0.280%, 06/01/10	67,000
25,000	0.300%, 07/14/10	25,000
35,000	0.300%, 07/15/10	35,000
16,000	0.303%, 08/31/10	16,000
41,000	0.310%, 08/11/10	41,000
67,000	0.320%, 09/02/10	67,000
50,000	0.330%, 09/10/10	50,000
68,000	0.341%, 06/22/10	68,000
	BPCE S.A.,
100,000	0.380%, 08/03/10	100,002
15,000	0.450%, 08/30/10	15,000
	Caisse des Depot et Consignation,
15,000	0.330%, 09/08/10	15,000
68,000	0.340%, 09/03/10	68,002
40,000	0.540%, 07/06/10	40,000
30,000	0.540%, 07/30/10	30,001
	Clydesdale Bank plc,
20,000	0.325%, 06/25/10	20,000
25,000	0.345%, 06/30/10	25,000
	Commerzbank AG,
70,000	0.270%, 06/01/10	70,000
50,000	0.380%, 06/18/10	50,000
75,000	Commonwealth Bank of Australia Ltd., 0.330%, 06/29/10	75,002
	Credit Agricole S.A.,
30,000	0.350%, 09/15/10	30,000
25,000	0.380%, 09/23/10	25,000
45,000	0.400%, 09/24/10	45,000
52,000	0.400%, 09/27/10	52,000
	Credit Industriel et Commercial,
20,000	0.380%, 06/03/10	20,000
105,000	0.395%, 06/10/10	105,000
26,000	0.405%, 06/23/10	26,000
25,000	0.405%, 06/29/10	25,000
44,000	0.418%, 06/22/10	44,000
22,000	0.420%, 06/21/10	22,000
65,000	0.425%, 06/01/10	65,000
25,000	0.450%, 07/19/10	25,000
	Danske Bank,
25,000	0.250%, 06/16/10	25,000
20,000	0.280%, 06/18/10	20,000
40,000	0.295%, 06/30/10	40,000
91,000	Deutsche Bank AG, 0.300%, 08/11/10	91,000
	Dexia Credit Local,
20,000	0.400%, 06/17/10	20,000
100,000	0.450%, 06/23/10	100,000
100,000	0.480%, 06/21/10	100,000
40,000	0.540%, 07/28/10	40,001
13,000	DZ Bank AG, 0.370%, 06/23/10	13,000
	HSBC Bank plc,
48,000	0.300%, 08/02/10	48,000
23,000	0.300%, 08/16/10	23,000
51,000	0.330%, 08/25/10	51,000
34,000	0.390%, 08/24/10	34,000
35,000	0.820%, 08/06/10	35,001
	ING Bank N.V.,
67,000	0.240%, 06/14/10	67,000
40,000	0.270%, 06/22/10	40,000
60,000	0.380%, 07/01/10	60,000
30,000	Jyske Bank, 0.560%, 08/23/10	29,962
	KBC Bank N.V.,
39,000	0.320%, 06/01/10	39,000
51,000	0.355%, 06/08/10	51,000
124,000	0.400%, 06/17/10	124,000
175,000	Mediobanca International, 0.360%, 06/24/10	175,001
	Mitsubishi UFJ Trust & Banking Corp.,
25,000	0.240%, 06/10/10	25,000
20,000	0.350%, 07/16/10	20,000
16,000	0.350%, 07/19/10	16,000
100,000	0.590%, 09/01/10	100,000
	Mizuho Corporate Bank Ltd.,
25,000	0.250%, 06/18/10	25,000
13,000	0.380%, 06/21/10	13,000
43,000	0.400%, 07/06/10	43,000
28,000	National Bank of Canada, 0.300%, 07/20/10	28,000
	Natixis,
50,000	0.450%, 06/22/10	50,000
22,000	0.450%, 06/24/10	22,000
39,000	Nederlandse Waterschapsbank N.V., 0.400%, 08/16/10	39,003
	Norinchukin Bank-New York,
24,000	0.300%, 06/23/10	24,000
40,000	0.300%, 06/25/10	40,000
28,000	0.320%, 07/19/10	28,000
20,000	0.320%, 07/23/10	20,000
27,000	0.340%, 07/26/10	27,000
63,000	0.370%, 06/25/10	63,000
44,000	Rabobank Nederland N.V., 0.341%, 06/28/10	44,000
	Royal Bank of Scotland plc,
45,000	0.250%, 06/14/10	45,000
40,000	0.345%, 07/21/10	40,000
80,000	0.350%, 07/23/10	80,000
	Societe Generale,
39,000	0.300%, 07/20/10	39,000
40,000	0.300%, 07/21/10	40,000
	Sumitomo Mitsui Banking Corp.,
25,000	0.210%, 06/02/10	25,000
100,000	0.220%, 06/01/10	100,000
25,000	0.260%, 06/28/10	25,000
23,000	0.300%, 08/12/10	23,000
30,000	0.380%, 06/25/10	30,000
75,000	0.420%, 07/09/10	75,000
50,000	0.550%, 09/01/10	50,000
	Svenska Handelsbanken, Inc.,
38,000	0.260%, 07/01/10	38,000
15,000	0.265%, 07/01/10	15,000
50,000	0.520%, 08/30/10	50,000
	UniCredito Italiano S.p.A.,
60,000	0.340%, 07/15/10	60,000
15,000	0.350%, 07/23/10	15,000
31,000	0.355%, 07/16/10	31,000

	Total Certificates of Deposit (Cost $4,709,977)	4,709,977
Commercial Paper - 32.6% (n)
	ANZ National International Ltd.,
100,000	0.290%, 06/01/10 (e) (m)	100,000
25,000	0.290%, 06/07/10 (e)	24,999
40,000	0.290%, 06/11/10 (e)	39,996
148,500	0.561%, 08/30/10 (e)	148,292
50,000	0.561%, 09/07/10 (e)	49,924
140,000	Argento Variable Funding Co. LLC, 0.400%, 06/28/10 (e)	139,958
	ASB Finance Ltd.,
80,000	0.280%, 06/02/10 (e)	80,000
86,500	0.611%, 09/07/10 (e)	86,356
20,000	Atlantis One Funding Corp., 0.300%, 07/13/10 (e)	19,993
	Banco Bilbao Vizcaya Argentaria S.A.,
93,000	0.300%, 07/22/10 (e)	92,960
45,000	0.300%, 07/28/10 (e)	44,979
50,000	Belmont Funding LLC, 0.480%, 06/22/10 (e)	49,986
	BNZ International Funding Ltd.,
10,000	0.401%, 10/04/10 (e)	9,986
10,000	0.421%, 10/15/10 (e)	9,984
	BPCE S.A.,
40,000	0.325%, 07/22/10 (e)	39,982
15,000	0.350%, 07/27/10 (e)	14,992
100,000	0.520%, 07/09/10 (e)	99,945
	Cancara Asset Securitisation LLC,
20,000	0.250%, 06/14/10 (e)	19,998
20,000	0.270%, 06/22/10 (e)	19,997
30,000	0.320%, 07/15/10 (e)	29,988
	CBA Delaware Finance, Inc.,
20,000	0.290%, 06/10/10	19,999
25,000	0.300%, 06/11/10	24,998
25,000	Citigroup Funding, Inc., 0.330%, 06/08/10	24,998
50,000	Dexia Delaware LLC, 0.380%, 06/03/10	49,999
71,000	DnB NOR Bank ASA, 0.531%, 08/30/10 (e)	70,906
75,000	Ebbets Funding LLC, 0.480%, 06/22/10 (e)	74,979
50,000	Elysian Funding LLC, 0.480%, 06/18/10 (e)	49,989
	Erste Finance Delaware LLC,
150,000	0.240%, 06/01/10 (e)	150,000
150,000	0.320%, 06/03/10 (e)	149,997
40,000	KBC Financial Products International, Ltd., 0.430%, 06/30/10 (e)	39,986
75,000	Landesbank Hessen-Thueringen, 0.380%, 06/23/10 (e)	74,983
50,000	Newport Funding Corp., 0.370%, 06/18/10 (e)	49,991
	NRW Bank Corp.,
48,000	0.305%, 08/24/10	47,966
71,000	0.310%, 09/10/10	70,938
	RBS Holdings USA, Inc.,
127,600	0.230%, 06/01/10 (e)	127,600
30,000	0.330%, 07/13/10 (e)	29,988
40,000	Rheingold Securitisation Ltd., 0.288%, 06/01/10 (e)	40,000
	Santander Central Hispano Finance Delaware, Inc.,
60,000	0.300%, 08/04/10	59,968
15,000	0.351%, 08/16/10	14,989
	Scaldis Capital LLC,
20,000	0.370%, 06/21/10 (e)	19,996
25,000	0.380%, 06/24/10 (e)	24,994
26,000	0.390%, 06/25/10 (e)	25,993
25,000	0.400%, 06/28/10 (e)	24,993
33,000	Societe de Prise de Participation de l'Etat, 0.380%, 06/28/10 (e)	32,991
400,000	Societe Generale North America, Inc., 0.250%, 06/01/10	400,000
100,000	Sumitomo Mitsui Banking Corp., 0.300%, 07/26/10 (e)	99,954
50,000	Thames Asset Global Securitization No 1, Inc., 0.280%, 06/18/10 (e)	49,993
25,000	UniCredit Delaware, Inc., 0.290%, 06/22/10 (e)	24,996
	Versailles Commercial Paper LLC,
50,000	0.450%, 06/23/10 (e)	49,986
140,000	0.500%, 06/25/10 (e)	139,954
100,000	Westpac Securities NZ Ltd., 0.300%, 06/02/10 (e)	99,999

	Total Commercial Paper (Cost $3,288,438)	3,288,438
Corporate Notes — 0.4%
	Financials — 0.4%
	Commercial Banks — 0.2%
16,000	Rabobank Nederland N.V., VAR, 0.436%, 08/16/10 (e)	16,000

	FDIC Guaranteed Securities (~) — 0.2%
23,000	Citibank N.A., VAR, 0.339%, 06/30/10	23,000

	Total Financials	39,000
	Total Corporate Notes (Cost $39,000)	39,000
Time Deposits — 14.5%
80,000	Banque Federative du Credit Mutuel, 0.260%, 06/01/10	80,000
130,000	BNP Paribas, 0.260%, 06/01/10	130,000
150,000	BPCE S.A., 0.280%, 06/01/10	150,000
400,000	Citibank N.A., 0.230%, 06/01/10	400,000
50,000	Credit Agricole S.A., 0.220%, 06/01/10	50,000
200,000	Danske Bank, 0.350%, 06/01/10	200,000
200,000	Dexia Credit Local, 0.260%, 06/01/10	200,000
247,939	State Street Bank & Trust Co., 0.200%, 06/01/10	247,939

	Total Time Deposits (Cost $1,457,939)	1,457,939
U.S. Government Agency Securities — 5.3%
	Federal Home Loan Bank,
68,000	0.280%, 11/19/10	67,984
23,000	0.550%, 08/05/10	22,999
150,000	DN, 0.190%, 07/21/10 (n)	149,960
30,600	VAR, 0.320%, 11/07/11	30,583
	Federal Home Loan Mortgage Corp.,
75,000	DN, 0.250%, 10/08/10 (n)	74,933
47,000	DN, 0.295%, 11/01/10 (n)	46,941
40,000	VAR, 0.345%, 06/28/10	39,977
	Federal National Mortgage Association,
27,000	DN, 0.240%, 09/22/10 (n)	26,980
33,000	DN, 0.298%, 09/29/10 (n)	32,967
41,000	DN, 0.513%, 05/02/11 (n)	40,805
	Total U.S. Government Agency Securities (Cost $534,129)	534,129
U.S. Treasury Obligations — 1.9%
	U.S. Treasury Bills — 1.9% (n)
141,000	0.212%, 10/21/10	140,882
50,000	0.245%, 10/28/10	49,949
	Total U.S. Treasury Obligations (Cost $190,831)	190,831
	Total Investments — 101.5% (Cost $10,220,314) *	10,220,314
	Liabilities in Excess of Other Assets — (1.5)%	(149,206)
	NET ASSETS — 100.0%	$10,071,108

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)		The rate shown is the effective yield at the date of purchase.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
~
Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

*		The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$–	$10,220,314	$–	$10,220,314

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
JPMorgan Michigan Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
	Municipal Bonds — 98.5%
	Arizona — 0.7%
	Utility — 0.7%
1,000	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/18	1,113

	California — 0.7%
	Water & Sewer — 0.7%
1,000	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/19	1,137

	Colorado — 0.7%
	General Obligation — 0.7%
1,000	Denver City & County School District No. 1, Series A, GO, 5.250%, 06/01/19	1,124

	District of Columbia — 1.3%
	Other Revenue — 1.3%
2,000	District of Columbia, Income Tax, Series A, Rev., 5.000%, 06/01/20	2,216

	Massachusetts — 1.4%
	General Obligation — 1.4%
2,000	Commonwealth of Massachusetts, Series E, GO, AMBAC, 5.000%, 11/01/25	2,324

	Michigan — 86.5%
	Certificate of Participation/Lease — 3.6%
1,800	City of Detroit, Wayne County Stadium Authority, Rev., COP, NATL-RE, FGIC, 5.500%, 07/06/10	1,802
1,250	Michigan State Building Authority, Facilities Program, Series I, Rev., COP, AGM, 5.250%, 10/15/13	1,354
1,500	Michigan Strategic Fund, House of Representatives Facilities, Series A, Rev., COP, AGC, 5.250%, 10/15/18	1,664
1,055	Midland County Building Authority, Rev., COP, AGM, 5.000%, 10/01/15	1,169

		5,989
	Education — 3.7%
1,240	Michigan Higher Education Facilities Authority, Kettering University, Limited Obligation, Rev., AMBAC, 5.500%, 09/01/11 (f) (i)	1,185
	Michigan Higher Education Student Loan Authority,
1,200	Series XII-T, Rev., AMBAC, 5.300%, 09/01/10	1,195
1,000	Series XVII-A, Rev., AMBAC, 5.750%, 12/01/10	958
1,670	Oakland University, Rev., AMBAC, 5.250%, 05/15/14	1,819
1,000	Western Michigan University, Rev., NATL-RE, 5.000%, 11/15/13	1,052

		6,209
	General Obligation — 34.8%
2,300	Caledonia Community Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	2,487
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, NATL-RE, 5.000%, 05/01/15	1,811
2,840	Chippewa Valley Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/13	3,107
1,000	City of Dearborn School District, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/17	1,107
	City of Detroit,
2,570	Series A, GO, AGM, 5.250%, 07/06/10	2,586
1,500	Series A-1, GO, NATL-RE, 5.375%, 10/01/11	1,428
	City of Jackson, Capital Appreciation, Downtown Development,
1,620	GO, AGM, Zero Coupon, 06/01/16	1,361
1,710	GO, AGM, Zero Coupon, 06/01/17	1,362
2,060	GO, AGM, Zero Coupon, 06/01/18	1,553
1,200	GO, AGM, Zero Coupon, 06/01/19	857
2,075	East Grand Rapids Public School District, GO, AGM, Q-SBLF, 5.000%, 05/01/14	2,255
1,000	Ecorse Public School District, GO, AGM, Q-SBLF, 5.250%, 05/01/15	1,100
1,105	Emmet County Building Authority, GO, AMBAC, 5.000%, 05/01/13	1,175
1,000	Grand Blanc Community Schools, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/14	1,105
2,660	Hartland Consolidated School District, GO, Q-SBLF, 5.375%, 05/01/11	2,718
1,515	Healthsource Saginaw, Inc., GO, NATL-RE, 5.000%, 05/01/15	1,620
1,600	Howell Public Schools, School Building & Site, GO, Q-SBLF, 5.000%, 11/01/13	1,749
1,620	Jackson Public Schools, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/14	1,769
1,250	Lansing Community College, Building & Site, GO, NATL-RE, 5.000%, 05/01/13	1,359
	Lowell Area Schools, Capital Appreciation,
5,000	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/14	4,504
1,425	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/16	1,162
1,210	Newaygo Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,287
1,910	Pinckney Community Schools, GO, AGM, Q-SBLF, 5.000%, 05/01/14	2,049
3,000	Rochester Community School District, GO, AGM, Q-SBLF, 5.000%, 05/01/14	3,291
1,000	GO, NATL-RE, Q-SBLF, 5.000%, 05/01/19	1,110
1,000	Rockford Public School District, GO, AGM, Q-SBLF, 5.000%, 05/01/15	1,081
1,935	South Lyon Community Schools, Series II, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/15	2,056
1,500	South Redford School District, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,587
1,450	Southfield Library Building Authority, GO, NATL-RE, 5.000%, 05/01/15	1,594
1,345	State of Michigan, Environmental Program, Series A, GO, 5.000%, 05/01/14	1,503
2,000	Walled Lake Consolidated School District, GO, Q-SBLF, 5.250%, 05/01/11	2,069
1,175	Wayne County, Downriver Sewer Disposal, Series B, GO, NATL-RE, 5.125%, 11/01/10	1,194
1,000	Willow Run Community Schools, GO, AGM, Q-SBLF, 5.000%, 05/01/15	1,079

		58,075
	Hospital — 6.1%
	Chelsea Economic Development Corp., United Methodist Retirement,
2,000	Rev., 5.400%, 07/06/10 (f) (i)	1,845
1,075	Rev., 5.400%, 07/06/10 (f) (i)	1,072
	Michigan State Hospital Finance Authority, Oakwood Obligation Group,
2,000	Series A, Rev., 5.000%, 07/15/14	2,143
1,030	Series A, Rev., 5.000%, 07/15/17	1,082
1,395	Michigan State Hospital Finance Authority, Port Huron Hospital Obligation, Rev., AGM, 5.375%, 07/06/10	1,399
	Michigan State Hospital Finance Authority, Sparrow Obligation Group,
1,000	Rev., 5.000%, 11/15/17	1,038
1,500	Rev., NATL-RE, 5.000%, 05/15/15	1,550

		10,129
	Housing — 1.6%
	Michigan State Housing Development Authority, Weston, Limited Obligation,
850	Series A, Rev., GNMA COLL, 4.100%, 12/20/14	851
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/14	1,858

		2,709
	Other Revenue — 7.2%
2,500	City of Battle Creek, Tax Allocation, Rev., NATL-RE, 5.000%, 11/01/10	2,543
	Michigan Municipal Bond Authority, Clean Water Revolving Fund,
265	Rev., 2.250%, 10/01/15	269
5,000	Rev., 5.000%, 10/01/20	5,620
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series 4-A, Rev., AMBAC, 5.000%, 05/01/14	1,128
1,000	Michigan State Hospital Finance Authority, Ascension Health, Rev., 5.000%, 11/15/16	1,105
1,290	Oakland County Economic Development Corp., Cranbrook Educational Community, Rev., 5.000%, 11/01/10	1,306
		11,971
	Prerefunded — 10.2%
	Michigan State Hospital Finance Authority, Mercy Health Services,
1,000	Series R, Rev., AMBAC, 5.375%, 07/06/10 (p)	1,004
3,795	Series U, Rev., 5.625%, 07/06/10 (p)	3,811
6,875	Series W, Rev., AGM, 5.250%, 07/06/10 (p)	6,899
1,000	Otsego Public School District, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/14 (p)	1,142
3,100	Southfield Public Schools, School Building & Site, Series B, GO, AGM, Q-SBLF, 5.125%, 05/01/14 (p)	3,533
600	Tawas City Hospital Finance Authority, St. Joseph, Series A, Rev., Radian-IBCC, 5.600%, 07/06/10 (p)	633
		17,022
	Special Tax — 6.0%
	State of Michigan,
3,000	Rev., AGM, 5.250%, 11/01/16	3,440
1,500	Rev., AGM, 5.250%, 11/01/17	1,726
3,130	Rev., AGM, 5.250%, 05/15/18	3,618
1,000	Rev., AGM, 5.250%, 05/15/21	1,159
		9,943
	Transportation — 0.7%
1,000	Michigan State Trunk Line, Rev., AGM, 5.250%, 11/01/20	1,152
	Utility — 2.5%
1,500	City of Wyandotte, Electric, Rev., NATL-RE, 4.000%, 10/01/10	1,514
1,245	Michigan Public Power Agency, Combustion Turbine No. 1 Project, Series A, Rev., AMBAC, 5.250%, 01/01/12	1,309
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,409
		4,232
	Water & Sewer — 10.1%
2,000	City of Detroit, Series B, Rev., NATL-RE, 6.000%, 07/01/10	2,007
	City of Detroit, Capital Appreciation,
5,000	Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/13	4,560
1,500	Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/17	1,099
3,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/16	3,191
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	1,878
1,500	City of Grand Rapids, Water Supply, Rev., NATL-RE, FGIC, 5.750%, 01/01/11	1,542
1,250	Michigan Municipal Bond Authority, Drinking Water Revolving Fund, Rev., 5.000%, 10/01/14	1,398
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/16	1,082
		16,757
	Total Michigan	144,188

	New York — 0.9%
	Industrial Development Revenue/Pollution Control Revenue — 0.9%
1,425	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.250%, 02/15/19	1,593
	North Carolina — 1.4%
	Water & Sewer — 1.4%
2,000	City of Charlotte, Water and Sewer Systems, Series B, Rev., 5.000%, 07/01/20	2,268
	Puerto Rico — 1.4%
	General Obligation — 1.4%
2,195	Commonwealth of Puerto Rico, GO, NATL-RE, 6.250%, 07/01/12	2,380
	Texas — 2.5%
	General Obligation — 0.6%
1,000	Conroe Independent School District, Series C, GO, PSF-GTD, 5.000%, 02/15/15	1,116

	Transportation — 0.9%
1,450	Dallas Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., 5.000%, 11/01/16	1,520

	Water & Sewer — 1.0%
1,500	City of San Antonio, Rev., NATL-RE, 5.000%, 05/15/15	1,624

	Total Texas	4,260
	Washington — 1.0%
	Water & Sewer — 1.0%
1,500	City of Seattle, Water Systems, Rev., NATL-RE, 5.000%, 09/01/15	1,623

	Total Municipal Bonds (Cost $157,252)	164,226
SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
1,704	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $1,704)	1,704
	Total Investments — 99.5% (Cost $158,956)	165,930
	Other Assets in Excess of Liabilities — 0.5%	809
	NET ASSETS — 100.0%	$166,739

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBCC	—	Insured Bond Custodial Certificate
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $4,102,000 which amounts to 2.5% of total investments.

(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)		The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)		Security is prerefunded or escrowed to maturity.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$7,333
Aggregate gross unrealized depreciation		(359)
Net unrealized appreciation/depreciation		$6,974
Federal income tax cost of investments		$158,956

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant unobservable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Arizona
Utility	$–	$1,113	$–	$1,113
California
Water & Sewer	–	1,137	–	1,137
Colorado
General Obligation	–	1,124	–	1,124
District of Columbia
Other Revenue	–	2,216	–	2,216
Massachusetts
General Obligation	–	2,324	–	2,324
Michigan
Certificate of Participation/Lease	–	5,989	–	5,989
Education	–	5,024	1,185	6,209
General Obligation	–	58,075	–	58,075
Hospital	–	7,212	2,917	10,129
Housing	–	2,709	–	2,709
Other Revenue	–	11,971	–	11,971
Prerefunded	–	17,022	–	17,022
Special Tax	–	9,943	–	9,943
Transportation	–	1,152	–	1,152
Utility	–	4,232	–	4,232
Water & Sewer	–	16,757	–	16,757
Total Michigan	–	140,086	4,102	144,188
New York
Industrial Development Revenue/Pollution Control Revenue	–	1,593	–	1,593
North Carolina
Water & Sewer	–	2,268	–	2,268
Puerto Rico
General Obligation	–	2,380	–	2,380
Texas
General Obligation	–	1,116	–	1,116
Transportation	–	1,520	–	1,520
Water & Sewer	–	1,624	–	1,624
Total Texas	–	4,260	–	4,260
Washington
Water & Sewer	–	1,623	–	1,623
Total Municipal Bonds	–	160,124	4,102	164,226
Short-Term Investments
Investment Companies	$1,704	$–	$–	$1,704
Total Investments in Securities	$1,704	$160,124	$4,102	$165,930

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
The following is a summary of investments for which significant unobservable inputs (Level 3) were used in detremining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/10
Investments in Securities
Michigan - Education	$1,219	$-	$(28)	$(6)		$-	$-	$-	$1,185
Michigan - Hospital	2,945	-	(28)	-	(a)	-	-	-	2,917

Total	$4,164	$-	$(56)	$(6)		$-	$-	$-	$4,102
(a) Amount rounds to less than $1,000.
Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.
Transferred from Level 2 to Level 3 due to lack of observable market inputs.
Transferred from Level 3 to Level 2 due to available market inputs to determine price.
The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(56,000).

JPMorgan Michigan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Commercial Paper — 2.9% (n)
	Michigan — 2.9%
6,100	Michigan State Housing Development Authority, 0.400%, 07/07/10 (Cost $6,100)	6,100

Daily Demand Notes — 11.9%
	Michigan — 11.9%
400	Farmington Hills Hospital Finance Authority, Botsford Obligated, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 06/01/10	400
6,265	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.350%, 06/01/10	6,265
2,900	Michigan State Housing Development Authority, Series A, Rev., VRDO, AMT, AGM, 0.380%, 06/01/10	2,900
1,750	Michigan State Housing Development Authority, Multi-Family Housing, Series A, Rev., VRDO, AMT, AGM, 0.380%, 06/01/10	1,750
9,840	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.390%, 06/01/10	9,840
2,000	University of Michigan, Hospital, Series A-2, Rev., VRDO, 0.270%, 06/01/10	2,000
1,800	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 0.270%, 06/01/10	1,800
	Total Daily Demand Notes (Cost $24,955)	24,955
Municipal Bonds — 2.1%
	Michigan — 2.1%
3,000	City of Kalamazoo, GO, TAN, 1.400%, 12/01/10	3,015
1,350	Michigan State Building Authority, Facilities Program, Series II, Rev., NATL-RE-IBC, 5.250%, 10/15/10 (p)	1,374

	Total Municipal Bonds (Cost $4,389)	4,389
Weekly Demand Notes — 83.0%
	Michigan — 83.0%
2,000	Austin Trust, Multi- Family Housing, Series 2007-1009, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.360%, 06/02/10 (m)	2,000
550	Austin Trust, Series 2008-1096, GO, VRDO, NATL-RE Q-SBLF, LIQ: Bank of America N.A., 0.320%, 06/02/10	550
1,000	City of Grand Rapids, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.380%, 06/02/10	1,000
	Detroit City School District,
14,785	Series DCL 045, GO, VRDO, AGM, Q-SBLF, LIQ: Dexia Credit Local, 0.330%, 06/02/10	14,785
3,000	Series ROCS RR II R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.300%, 06/02/10 (e)	3,000
4,000	Series ROCS RR II R-12251, GO, VRDO, BHAC-CR, AGM-CR, FGIC, Q-SBLF, 0.300%, 06/02/10 (e)	4,000
4,945	Eclipse Funding Trust, Solar Eclipse, Detroit, Series 2006-0001, GO, VRDO, AGM, Q-SBLF, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 06/02/10	4,945
5,600	Holt Public Schools, GO, VRDO, Q-SBLF, 0.350%, 06/02/10	5,600
2,995	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 0.480%, 06/02/10	2,995
8,400	Kent Hospital Finance Authority, Spectrum Health Systems, Series B-2, Rev., VRDO, 0.410%, 06/02/10	8,400
	Michigan State Hospital Finance Authority,
2,480	Series 1308, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 06/02/10	2,480
500	Series ROCS RR II R-11676, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 06/02/10 (e)	500
7,100	Michigan State Hospital Finance Authority, Ascension Health Services, Series F-8, Rev., VRDO, 0.380%, 06/02/10 (f) (i)	7,100
	Michigan State Housing Development Authority,
10,000	Series B, Rev., VRDO, AMT, LOC: FNMA, 0.350%, 06/02/10	10,000
2,500	Series C, Rev., VRDO, 0.280%, 06/02/10	2,500
7,625	Series C, Rev., VRDO, AMT, 0.330%, 06/02/10	7,625
7,400	Series D, Rev., VRDO, LOC: FNMA, 0.300%, 06/02/10	7,400
10,300	Series D, Rev., VRDO, AMT, 0.350%, 06/02/10	10,300
16,750	Series E, Rev., VRDO, AMT, 0.400%, 06/02/10	16,750
440	Michigan State Housing Development Authority, Multi-Family Housing, Series D, Rev., VRDO, AMT, 0.350%, 06/02/10	440
6,010	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 06/02/10	6,010
1,370	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/02/10	1,370
3,100	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/02/10	3,100
3,410	Michigan State Housing Development Authority, Single Family Mortgage, Series C, Rev., VRDO, AGM, LIQ: Dexia Credit Local, 0.360%, 06/02/10	3,410
885	Michigan Strategic Fund, Artex Label & Graphics, Rev., VRDO, LOC: U.S. Bank N.A., 0.490%, 06/02/10	885
1,800	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.420%, 06/02/10	1,800
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: National City Bank, 0.460%, 06/02/10	1,000
500	Michigan Strategic Fund, Commercial Tool & Die, Inc. Project, Rev., VRDO, LOC: Lasalle Bank Midwest, 0.420%, 06/02/10	500
1,000	Michigan Strategic Fund, Consumers Energy Co. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.330%, 06/02/10	1,000
860	Michigan Strategic Fund, Custom Profile, Inc. Project, Rev., VRDO, LOC: Firstar Bank N.A., 0.490%, 06/02/10	860
820	Michigan Strategic Fund, Dou-Form Acquisition Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.380%, 06/02/10	820
2,800	Michigan Strategic Fund, FLO Plastics, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.480%, 06/02/10	2,800
1,590	Michigan Strategic Fund, Geskus Photography, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.490%, 06/02/10	1,590
548	Michigan Strategic Fund, Grayling Generating Project, Rev., VRDO, LOC: Barclays Bank New York, 0.330%, 06/02/10	548
930	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VRDO, LOC: Lasalle Bank N.A., 0.420%, 06/02/10	930
1,070	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: National City Bank, 0.380%, 06/02/10	1,070
2,995	Michigan Strategic Fund, Millennium Steering LLC Project, Rev., VRDO, LOC: Comerica Bank, 0.480%, 06/02/10	2,995
1,820	Michigan Strategic Fund, Southwest Ventures Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.440%, 06/02/10	1,820
2,815	Michigan Strategic Fund, Waterfront, Series A, Rev., VRDO, LOC: Deutsche Bank A.G., 0.320%, 06/02/10	2,815
1,485	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.320%, 06/02/10	1,485
1,990	Oakland County EDC, A&M Label Project, Rev., VRDO, LOC: National City Bank, 0.380%, 06/02/10	1,990
2,100	Oakland County EDC, V&M Corp. Project, Rev., VRDO, LOC: Standard Federal Bank, 0.420%, 06/02/10	2,100
5,000	Puttable Floating Option Tax-Exempt Receipts, Series MT-631, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.440%, 06/02/10 (e)	5,000
	RBC Municipal Products, Inc. Trust, Floater Certificates,
3,820	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.330%, 06/02/10	3,820
5,950	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.330%, 06/02/10	5,950
	Wayne County Airport Authority, Detroit Metropolitan,
400	Series C1, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 0.320%, 06/02/10	400
3,800	Series C3, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 0.320%, 06/02/10	3,800
1,800	Series D, Rev., VRDO, LOC: Wachovia Bank N.A., 0.280%, 06/02/10	1,800

	Total Weekly Demand Notes (Cost $174,038)	174,038
	Total Investments — 99.9% (Cost $209,482) *	209,482
	Other Assets in Excess of Liabilities — 0.1%	138
	NET ASSETS — 100.0%	$209,620

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CR	—	Custodial Receipts
EDC	—	Economic Development Corp.
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2010.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $7,100,000 which amounts to 3.4% of total investments.

(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)		The rate shown is the effective yield at the date of purchase.
(p)		Security is prerefunded or escrowed to maturity.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*		The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Commercial Paper	$–	$ 6,100	$ –	$ 6,100
Municipal Bonds	–	4,389	–	4,389
Weekly Demand Notes	–	166,938	7,100	174,038
Daily Demand Notes	–	24,955	–	24,955
Total Investments in Securities	$–	$202,382	$7,100	$209,482

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.

Michigan Municipal Money Market Fund
	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/10
Investments in Securities
Michigan	$ -	$ -	$ -	$ -	$ -	$ 7,100	$ -	$ 7,100
Total	$ -	$ -	$ -	$ -	$ -	$ 7,100	$ -	$ 7,100

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transferred from Level 2 to Level 3 due to lack of observable market inputs.

Transferred from Level 3 to Level 2 due to available market inputs to determine price.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.2%
128		AmeriCredit Automobile Receivables Trust, Series 2007-CM, Class A3B, VAR, 0.315%, 05/07/12	128
454		Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.713%, 04/25/36	300
1,868		Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,692
359		Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.723%, 12/25/33	288
165		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	107
563		Federal National Mortgage Association Whole Loan, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	561
200		First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.443%, 12/25/36	170
		HFC Home Equity Loan Asset-Backed Certificates,
546		Series 2005-2, Class A1, VAR, 0.610%, 01/20/35	484
737		Series 2006-1, Class A1, VAR, 0.500%, 01/20/36	684
543		Series 2006-2, Class A1, VAR, 0.490%, 03/20/36	496
2,237		Series 2007-3, Class APT, VAR, 1.540%, 11/20/36	1,884
820		HSBC Home Equity Loan Trust, Series 2007-1, Class AS, VAR, 0.540%, 03/20/36	750
415		Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.543%, 03/25/36	251
		Long Beach Mortgage Loan Trust,
409		Series 2006-8, Class 2A2, VAR, 0.433%, 09/25/36	127
833		Series 2006-WL2, Class 2A3, VAR, 0.543%, 01/25/36	667
421		Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 2A, VAR, 3.227%, 07/25/33	426
10,000		Nationstar Mortgage Advance Receivable Trust, Series 2009-ADV1, Class A1, VAR, 3.343%, 12/26/22 (e)	10,000
700		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	668
500		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	255
491		Residential Asset Mortgage Products, Inc., Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	461
1,972		Residential Asset Securitization Trust, Series 2004-RS6, Class AI4, 5.457%, 05/25/32	1,981
492		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.450%, 04/25/32 (e)	411
		Structured Asset Securities Corp.,
1,077		Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	1,040
798		Series 2002-AL1, Class A2, 3.450%, 02/25/32	718

		Total Asset-Backed Securities (Cost $25,027)	24,549
Collateralized Mortgage Obligations — 67.7%
		Agency CMO — 42.0%
2,394		Federal Home Loan Bank System, Series 2000-1067, Class 1, 5.300%, 06/15/12	2,549
		Federal Home Loan Mortgage Corp. REMICS,
40		Series 11, Class D, 9.500%, 07/15/19	43
21		Series 22, Class C, 9.500%, 04/15/20	23
27		Series 23, Class F, 9.600%, 04/15/20	30
19		Series 30, Class D, 9.500%, 02/15/20	21
1		Series 41, Class I, HB, 84.000%, 05/15/20	1
10		Series 47, Class F, 10.000%, 06/15/20	11
134		Series 77, Class H, 8.500%, 09/15/20	148
4		Series 81, Class A, 8.125%, 11/15/20	4
10		Series 84, Class F, 9.200%, 10/15/20	11
10		Series 99, Class Z, 9.500%, 01/15/21	11
–	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	–	(h)
–	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	1
–	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	1
–	(h)	Series 204, Class E, HB, IF, 1,813.884%, 05/15/23	9
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	3
6		Series 1065, Class J, 9.000%, 04/15/21	7
14		Series 1079, Class S, HB, IF, 32.725%, 05/15/21	22
–	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	1
9		Series 1084, Class F, VAR, 1.325%, 05/15/21	9
6		Series 1084, Class S, HB, IF, 43.537%, 05/15/21	11
10		Series 1133, Class H, 7.000%, 09/15/21	11
22		Series 1144, Class KB, 8.500%, 09/15/21	25
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	2
1		Series 1179, Class H, 7.500%, 11/15/21	1
–	(h)	Series 1196, Class B, HB, IF, 1,153.506%, 01/15/22	10
13		Series 1254, Class N, 8.000%, 04/15/22	13
66		Series 1343, Class LA, 8.000%, 08/15/22	73
33		Series 1343, Class LB, 7.500%, 08/15/22	37
105		Series 1374, Class Z, 7.000%, 10/15/22	116
31		Series 1395, Class G, 6.000%, 10/15/22	33
275		Series 1401, Class J, 7.000%, 10/15/22	309
391		Series 1466, Class PZ, 7.500%, 02/15/23	432
11		Series 1470, Class F, VAR, 2.859%, 02/15/23	11
12		Series 1505, Class QB, IF, 19.892%, 05/15/23	16
119		Series 1518, Class G, IF, 8.743%, 05/15/23	132
94		Series 1526, Class L, 6.500%, 06/15/23	101
20		Series 1540, Class IA, 7.000%, 06/15/13	20
129		Series 1541, Class O, VAR, 2.860%, 07/15/23	130
1,173		Series 1552, Class IA, IF, 13.737%, 08/15/23	1,562
30		Series 1570, Class F, VAR, 3.359%, 08/15/23	30
76		Series 1570, Class SA, IF, 19.863%, 08/15/23	99
330		Series 1578, Class K, 6.900%, 09/15/23	351
37		Series 1578, Class V, IO, 7.000%, 09/15/23	7
722		Series 1591, Class PV, 6.250%, 10/15/23	778
148		Series 1596, Class D, 6.500%, 10/15/13	148
15		Series 1602, Class SA, HB, IF, 21.531%, 10/15/23	20
245		Series 1609, Class LG, IF, 16.521%, 11/15/23	302
4		Series 1611, Class JA, VAR, 1.625%, 08/15/23	4
1,059		Series 1628, Class LZ, 6.500%, 12/15/23	1,154
685		Series 1638, Class H, 6.500%, 12/15/23	753
1,036		Series 1644, Class K, 6.750%, 12/15/23	1,123
1,073		Series 1658, Class GZ, 7.000%, 01/15/24	1,158
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	7
458		Series 1677, Class Z, 7.500%, 07/15/23	506
10		Series 1686, Class SH, IF, 18.394%, 02/15/24	13
37		Series 1688, Class W, 7.250%, 03/15/14	38
416		Series 1695, Class EB, 7.000%, 03/15/24	463
52		Series 1699, Class FC, VAR, 0.975%, 03/15/24	52
64		Series 1745, Class D, 7.500%, 08/15/24	71
1,870		Series 1760, Class ZD, VAR, 3.310%, 02/15/24	1,853
179		Series 1798, Class F, 5.000%, 05/15/23	185
10		Series 1807, Class G, 9.000%, 10/15/20	11
1,568		Series 1813, Class I, PO, 11/15/23	1,416
6,061		Series 1813, Class J, IF, IO, 5.750%, 11/15/23	854
344		Series 1829, Class ZB, 6.500%, 03/15/26	376
20		Series 1844, Class E, 6.500%, 10/15/13	22
608		Series 1863, Class Z, 6.500%, 07/15/26	662
6		Series 1865, Class D, PO, 02/15/24	4
169		Series 1899, Class ZE, 8.000%, 09/15/26	188
146		Series 1963, Class Z, 7.500%, 01/15/27	158
44		Series 1985, Class PR, IO, 8.000%, 07/15/27	10
71		Series 1987, Class PE, 7.500%, 09/15/27	79
31		Series 2025, Class PE, 6.300%, 01/15/13	31
619		Series 2033, Class J, 5.600%, 06/15/23	619
34		Series 2033, Class SN, HB, IF, 23.083%, 03/15/24	22
45		Series 2038, Class PN, IO, 7.000%, 03/15/28	9
351		Series 2040, Class PE, 7.500%, 03/15/28	401
52		Series 2042, Class T, 7.000%, 03/15/28	54
152		Series 2055, Class OE, 6.500%, 05/15/13	156
162		Series 2060, Class Z, 6.500%, 05/15/28	177
432		Series 2061, Class DC, IO, 6.500%, 06/15/28	89
25,013		Series 2065, Class PX, IO, 0.750%, 08/17/27	694
1,020		Series 2075, Class PH, 6.500%, 08/15/28	1,104
284		Series 2086, Class GB, 6.000%, 09/15/28	307
67		Series 2089, Class PJ, IO, 7.000%, 10/15/28	14
596		Series 2102, Class TC, 6.000%, 12/15/13 (m)	632
382		Series 2102, Class TU, 6.000%, 12/15/13 (m)	405
877		Series 2110, Class PG, 6.000%, 01/15/29	962
682		Series 2111, Class SB, IF, IO, 7.163%, 01/15/29	105
355		Series 2115, Class PE, 6.000%, 01/15/14	374
304		Series 2125, Class JZ, 6.000%, 02/15/29	329
672		Series 2130, Class QS, 6.000%, 03/15/29	734
112		Series 2132, Class SB, HB, IF, 29.347%, 03/15/29	184
167		Series 2132, Class ZL, 6.500%, 03/15/29	185
15		Series 2135, Class UK, IO, 6.500%, 03/15/14	1
22		Series 2141, Class IO, IO, 7.000%, 04/15/29	4
53		Series 2163, Class PC, IO, 7.500%, 06/15/29	11
120		Series 2178, Class PB, 7.000%, 08/15/29	134
5		Series 2189, Class SA, IF, 17.687%, 02/15/28	5
184		Series 2201, Class C, 8.000%, 11/15/29	205
536		Series 2209, Class TC, 8.000%, 01/15/30	605
269		Series 2210, Class Z, 8.000%, 01/15/30	284
111		Series 2224, Class CB, 8.000%, 03/15/30	122
65		Series 2247, Class Z, 7.500%, 08/15/30	73
354		Series 2254, Class Z, 9.000%, 09/15/30	419
319		Series 2256, Class MC, 7.250%, 09/15/30	352
507		Series 2259, Class ZM, 7.000%, 10/15/30	559
524		Series 2271, Class PC, 7.250%, 12/15/30	568
518		Series 2283, Class K, 6.500%, 12/15/23	567
165		Series 2296, Class PD, 7.000%, 03/15/31	176
306		Series 2301, Class PA, 6.000%, 10/15/13	322
2,303		Series 2303, Class ZD, 7.000%, 04/15/31	2,532
1,146		Series 2303, Class ZN, 8.500%, 04/15/29	1,292
77		Series 2306, Class K, PO, 05/15/24	70
194		Series 2306, Class SE, IF, IO, 6.790%, 05/15/24	41
846		Series 2344, Class QG, 6.000%, 08/15/16	914
1,348		Series 2344, Class ZD, 6.500%, 08/15/31	1,484
143		Series 2344, Class ZJ, 6.500%, 08/15/31	157
98		Series 2345, Class NE, 6.500%, 08/15/31	107
327		Series 2347, Class VP, 6.500%, 03/15/20	348
323		Series 2353, Class TD, 6.000%, 09/15/16	347
321		Series 2355, Class BP, 6.000%, 09/15/16	346
251		Series 2358, Class PD, 6.000%, 09/15/16	265
524		Series 2359, Class PM, 6.000%, 09/15/16	563
540		Series 2359, Class ZB, 8.500%, 06/15/31	619
581		Series 2360, Class PG, 6.000%, 09/15/16	617
169		Series 2363, Class PF, 6.000%, 09/15/16	180
315		Series 2366, Class MD, 6.000%, 10/15/16	337
103		Series 2368, Class AS, HB, IF, 20.054%, 10/15/31	124
229		Series 2368, Class TG, 6.000%, 10/15/16	247
107		Series 2372, Class F, VAR, 0.837%, 10/15/31	107
112		Series 2383, Class FD, VAR, 0.837%, 11/15/31	109
193		Series 2388, Class UZ, 8.500%, 06/15/31	216
1,460		Series 2391, Class QR, 5.500%, 12/15/16	1,569
146		Series 2394, Class MC, 6.000%, 12/15/16	157
1,717		Series 2399, Class TH, 6.500%, 01/15/32	1,890
297		Series 2410, Class OE, 6.375%, 02/15/32	321
408		Series 2410, Class QS, IF, 18.624%, 02/15/32	551
199		Series 2410, Class QX, IF, IO, 8.313%, 02/15/32	32
288		Series 2423, Class MC, 7.000%, 03/15/32	320
364		Series 2423, Class MT, 7.000%, 03/15/32	404
377		Series 2425, Class OB, 6.000%, 03/15/17	409
819		Series 2433, Class SA, HB, VAR, 20.054%, 02/15/32	987
479		Series 2434, Class TC, 7.000%, 04/15/32	535
891		Series 2436, Class MC, 7.000%, 04/15/32	994
264		Series 2444, Class ES, IF, IO, 7.613%, 03/15/32	44
272		Series 2450, Class GZ, 7.000%, 05/15/32	300
299		Series 2450, Class SW, IF, IO, 7.663%, 03/15/32	42
775		Series 2458, Class QE, 5.500%, 06/15/17	833
494		Series 2460, Class VZ, 6.000%, 11/15/29	502
827		Series 2462, Class NB, 6.500%, 06/15/22	921
1,578		Series 2464, Class FE, VAR, 1.337%, 03/15/32	1,607
83		Series 2470, Class SL, IF, 9.000%, 01/15/27	91
554		Series 2474, Class SJ, IF, IO, 7.313%, 07/15/17	51
163		Series 2480, Class PV, 6.000%, 07/15/11	167
5,376		Series 2494, Class SX, IF, IO, 6.663%, 02/15/32	662
350		Series 2513, Class YO, PO, 02/15/32	343
652		Series 2515, Class DE, 4.000%, 03/15/32	677
85		Series 2519, Class BT, 8.500%, 09/15/31	88
1,036		Series 2533, Class HB, 5.500%, 12/15/17	1,126
527		Series 2535, Class BK, 5.500%, 12/15/22	574
27		Series 2541, Class GX, 5.500%, 02/15/17	27
1,426		Series 2549, Class ZG, 5.000%, 01/15/18	1,389
532		Series 2553, Class GF, VAR, 0.737%, 02/15/17	531
205		Series 2565, Class MB, 6.000%, 05/15/30	212
5,000		Series 2568, Class KG, 5.500%, 02/15/23	5,501
204		Series 2571, Class SK, HB, IF, 33.047%, 09/15/23	342
1,530		Series 2574, Class HP, 5.000%, 02/15/18	1,647
1,493		Series 2586, Class WI, IO, 6.500%, 03/15/33	303
1,894		Series 2587, Class CO, PO, 03/15/32	1,768
4,899		Series 2590, Class IP, IO, 5.500%, 08/15/31	347
1,400		Series 2591, Class QO, 4.500%, 03/15/18	1,492
1,179		Series 2591, Class WI, IO, 5.500%, 02/15/30	37
207		Series 2597, Class DS, IF, IO, 7.213%, 02/15/33	10
487		Series 2599, Class DS, IF, IO, 6.663%, 02/15/33	22
553		Series 2610, Class DS, IF, IO, 6.763%, 03/15/33	32
1,832		Series 2610, Class DZ, 5.500%, 05/15/33	2,002
1,264		Series 2611, Class SH, IF, IO, 7.313%, 10/15/21	75
330		Series 2611, Class SQ, IF, 12.326%, 05/15/33	336
1,036		Series 2611, Class UH, 4.500%, 05/15/18	1,102
2,330		Series 2617, Class GR, 4.500%, 05/15/18	2,479
100		Series 2624, Class IU, IO, 5.000%, 06/15/33	7
4,525		Series 2626, Class NS, IF, IO, 6.213%, 06/15/23	479
3,172		Series 2627, Class GY, 4.500%, 06/15/18	3,375
2,071		Series 2631, Class LC, 4.500%, 06/15/18	2,205
380		Series 2631, Class SA, IF, 14.232%, 06/15/33	452
1,289		Series 2637, Class SA, IF, IO, 5.763%, 06/15/18	127
491		Series 2640, Class UG, IO, 5.000%, 01/15/32	69
2,325		Series 2640, Class UP, IO, 5.000%, 01/15/32	273
249		Series 2640, Class UR, IO, 4.500%, 08/15/17	7
3,229		Series 2641, Class WI, IO, 5.000%, 01/15/33	397
134		Series 2643, Class HI, IO, 4.500%, 12/15/16	3
1,000		Series 2649, Class IG, IO, 5.000%, 11/15/31	150
1,525		Series 2650, Class PO, PO, 12/15/32	1,402
2,563		Series 2650, Class SO, PO, 12/15/32	2,356
365		Series 2656, Class SH, HB, IF, 20.589%, 02/15/25	388
1,000		Series 2657, Class MD, 5.000%, 12/15/20	1,048
198		Series 2663, Class EO, PO, 08/15/33	164
249		Series 2668, Class S, IF, 11.326%, 09/15/33	247
2,486		Series 2668, Class SB, IF, 6.900%, 10/15/15	2,574
668		Series 2671, Class S, IF, 14.141%, 09/15/33	790
1,036		Series 2672, Class ME, 5.000%, 11/15/22	1,117
410		Series 2672, Class SJ, IF, 6.856%, 09/15/16	425
6,732		Series 2675, Class CK, 4.000%, 09/15/18 (m)	7,032
7,000		Series 2677, Class LE, 4.500%, 09/15/18	7,445
1,186		Series 2682, Class YS, IF, 8.584%, 10/15/33	1,091
68		Series 2683, Class VA, 5.500%, 02/15/21	69
11,562		Series 2684, Class PO, PO, 01/15/33	9,432
1,346		Series 2684, Class TO, PO, 10/15/33	1,038
1,494		Series 2686, Class GB, 5.000%, 05/15/20	1,545
927		Series 2686, Class NS, IF, IO, 7.263%, 10/15/21	60
727		Series 2690, Class SJ, IF, 8.645%, 10/15/33	675
1,111		Series 2691, Class SE, IF, 9.081%, 12/15/28	1,178
863		Series 2691, Class WS, IF, 8.495%, 10/15/33	797
1,006		Series 2692, Class SC, IF, 12.613%, 07/15/33	1,101
200		Series 2694, Class BA, 4.000%, 06/15/31	206
675		Series 2695, Class OB, PO, 10/15/33	525
853		Series 2695, Class SX, VAR, 15.874%, 10/15/33	907
427		Series 2695, Class WS, VAR, 15.736%, 10/15/33	450
324		Series 2696, Class SM, IF, 13.526%, 12/15/26	337
1,554		Series 2702, Class PC, 5.000%, 01/15/23	1,669
489		Series 2705, Class SC, IF, 8.495%, 11/15/33	460
1,156		Series 2705, Class SD, IF, 8.567%, 11/15/33	1,073
2,589		Series 2715, Class OG, 5.000%, 01/15/23	2,802
3,679		Series 2716, Class UN, 4.500%, 12/15/23	3,849
2,071		Series 2720, Class PC, 5.000%, 12/15/23	2,234
806		Series 2725, Class SC, VAR, 8.659%, 11/15/33	718
3,108		Series 2727, Class BS, IF, 8.570%, 01/15/34	2,845
96		Series 2727, Class PO, PO, 01/15/34	77
154		Series 2739, Class S, IF, 11.326%, 01/15/34	153
574		Series 2744, Class FE, VAR, 0.000%, 02/15/34	544
1,366		Series 2744, Class PD, 5.500%, 08/15/33	1,414
89		Series 2744, Class QO, PO, 02/15/34	86
2,071		Series 2744, Class TU, 5.500%, 05/15/32	2,151
378		Series 2753, Class S, IF, 11.326%, 02/15/34	375
1,950		Series 2754, Class JG, 4.500%, 03/15/33	1,966
2,872		Series 2755, Class PA, PO, 02/15/29	2,778
621		Series 2755, Class SA, IF, 13.526%, 05/15/30	680
559		Series 2756, Class NA, 5.000%, 02/15/24	602
873		Series 2760, Class IB, IO, 5.000%, 11/15/27	29
375		Series 2762, Class LO, PO, 03/15/34	301
685		Series 2764, Class OE, 4.500%, 03/15/19	727
166		Series 2769, Class PO, PO, 03/15/34	144
170		Series 2774, Class QO, PO, 04/15/34	135
887		Series 2776, Class SK, IF, 8.570%, 04/15/34	825
116		Series 2777, Class DV, 6.500%, 11/15/17	122
231		Series 2777, Class SX, IF, 11.621%, 04/15/34	228
98		Series 2778, Class BS, IF, 14.908%, 04/15/34	99
3,500		Series 2780, Class BE, 4.500%, 04/15/19	3,723
1,382		Series 2780, Class JG, 4.500%, 04/15/19	1,448
1,678		Series 2780, Class YC, 5.000%, 04/15/19	1,819
163		Series 2801, Class BS, IF, 13.426%, 05/15/34	170
2,112		Series 2802, Class ZY, 6.000%, 05/15/34	2,116
739		Series 2812, Class AB, 4.500%, 10/15/18	775
407		Series 2812, Class EL, 7.500%, 02/15/27	413
3,282		Series 2812, Class NO, PO, 10/15/33	2,388
279		Series 2827, Class NT, IF, 8.000%, 01/15/22	287
3,000		Series 2827, Class QE, 5.500%, 03/15/33	3,225
263		Series 2827, Class SQ, IF, 7.500%, 01/15/19	277
748		Series 2835, Class QO, PO, 12/15/32	657
56		Series 2841, Class YA, 5.500%, 07/15/27	56
433		Series 2863, Class JA, 4.500%, 09/15/19	440
1,370		Series 2864, Class GB, 4.000%, 09/15/19	1,427
1,714		Series 2897, Class EO10/15/31	1,574
2,610		Series 2903, Class UZ, 5.500%, 07/15/31	2,729
2,000		Series 2921, Class MD, 5.000%, 06/15/33	2,102
266		Series 2925, Class MW, VAR, 0.000%, 01/15/35	262
1,000		Series 2930, Class AN, 4.500%, 06/15/19	1,059
4,073		Series 2934, Class EC, PO, 02/15/20	3,731
500		Series 2934, Class EN, PO, 02/15/18	480
4,236		Series 2934, Class HI, IO, 5.000%, 02/15/20	535
2,814		Series 2934, Class KI, IO, 5.000%, 02/15/20	355
1,119		Series 2945, Class SA, IF, 11.688%, 03/15/20	1,277
1,186		Series 2967, Class JI, IO, 5.000%, 04/15/20	146
467		Series 2967, Class S, HB, IF, 31.972%, 04/15/25	696
1,031		Series 2971, Class GB, 5.000%, 11/15/16	1,070
685		Series 2971, Class GC, 5.000%, 07/15/18	733
77		Series 2975, Class KO, PO, 05/15/35	74
1,250		Series 2979, Class BC, 5.000%, 04/15/20	1,349
665		Series 2989, Class PO, PO, 06/15/23	616
593		Series 2990, Class LK, VAR, 0.707%, 10/15/34	591
603		Series 2990, Class SL, HB, IF, 23.258%, 06/15/34	854
382		Series 2990, Class WP, IF, 16.159%, 06/15/35	463
214		Series 2996, Class FD, VAR, 0.587%, 06/15/35	212
1,000		Series 2999, Class NC, 4.500%, 12/15/18	1,055
159		Series 3000, Class JF, VAR, 0.737%, 04/15/35	158
1,792		Series 3047, Class OB, 5.500%, 12/15/33	1,917
2,076		Series 3049, Class XF, VAR, 0.687%, 05/15/33	2,064
1,767		Series 3054, Class MI, IO, 5.500%, 05/15/34	193
110		Series 3063, Class ST, SUB, 11/15/35	114
3,276		Series 3068, Class QB, 4.500%, 06/15/20	3,482
1,313		Series 3100, Class MA, VAR, 3.672%, 12/15/35	1,273
1,296		Series 3101, Class UZ, 6.000%, 01/15/36	1,423
1,130		Series 3117, Class EO, PO, 02/15/36	997
1,361		Series 3117, Class OK, PO, 02/15/36	1,149
465		Series 3118, Class DM, 5.000%, 02/15/24	468
354		Series 3122, Class OH, PO, 03/15/36	312
80		Series 3122, Class ZB, 6.000%, 03/15/36	80
1,257		Series 3130, Class KZ, 5.500%, 12/15/34	1,365
264		Series 3134, Class PO, PO, 03/15/36	228
6,072		Series 3137, Class XP, 6.000%, 04/15/36	6,722
1,222		Series 3138, Class PO, PO, 04/15/36	1,053
386		Series 3149, Class SO, PO, 05/15/36	341
2,000		Series 3151, Class PD, 6.000%, 11/15/34	2,173
1,367		Series 3152, Class MO, PO, 03/15/36	1,134
10,000		Series 3155, Class CG, 6.000%, 11/15/24	10,610
115		Series 3158, Class LX, VAR, 0.000%, 05/15/36	115
1,000		Series 3162, Class OB, 6.000%, 11/15/30	1,058
8,000		Series 3166, Class AC, 5.000%, 06/15/21	8,785
279		Series 3170, Class FM, VAR, 0.687%, 09/15/33	275
1,093		Series 3171, Class MO, PO, 06/15/36	942
914		Series 3174, Class PX, 5.000%, 06/15/17	992
1,675		Series 3179, Class OA, PO, 07/15/36	1,483
615		Series 3184, Class OA, PO, 02/15/33	574
2,852		Series 3194, Class SA, IF, IO, 6.763%, 07/15/36	395
1,480		Series 3195, Class PD, 6.500%, 07/15/36	1,652
2,866		Series 3219, Class DI, IO, 6.000%, 04/15/36	531
1,956		Series 3232, Class ST, IF, IO, 6.363%, 10/15/36	225
2,654		Series 3253, Class PO, PO, 12/15/21	2,470
1,237		Series 3260, Class CS, IF, IO, 5.803%, 01/15/37	122
1,436		Series 3262, Class SG, IF, IO, 6.063%, 01/15/37	155
1,589		Series 3274, Class JO, PO, 02/15/37	1,372
1,266		Series 3274, Class MO, PO, 02/15/37	1,097
752		Series 3275, Class FL, VAR, 0.777%, 02/15/37	739
3,500		Series 3282, Class YD, 5.500%, 02/15/22	3,794
1,500		Series 3285, Class PC, 5.500%, 09/15/30	1,569
455		Series 3288, Class GS, IF, 5.020%, 03/15/37	431
3,575		Series 3290, Class SB, IF, IO, 6.113%, 03/15/37	327
4,000		Series 3299, Class KB, 5.000%, 08/15/29	4,121
354		Series 3299, Class QF, VAR, 04/15/37	349
1,030		Series 3305, Class MB, VAR, 2.817%, 07/15/34	965
3,000		Series 3334, Class MC, 5.000%, 04/15/33	3,161
1,328		Series 3342, Class HI, IF, IO, 5.663%, 07/15/37	13
4,400		Series 3342, Class VG, 6.000%, 11/15/23	4,889
500		Series 3356, Class PA, 6.000%, 11/15/26	509
622		Series 3371, Class FA, VAR, 0.937%, 09/15/37	621
1,933		Series 3373, Class TO, PO, 04/15/37	1,666
2,770		Series 3387, Class SA, IF, IO, 6.083%, 11/15/37	238
2,656		Series 3389, Class DQ, 5.750%, 10/15/35	2,843
3,215		Series 3404, Class SC, IF, IO, 5.663%, 01/15/38	334
8,655		Series 3422, Class AI, SUB, IO, 1.860%, 01/15/38	163
2,045		Series 3422, Class LI, IO, 5.000%, 02/15/23	238
8,587		Series 3430, Class AI, IO, 1.417%, 09/15/12	145
4,869		Series 3437, Class AI, IO, 1.335%, 09/15/11	55
2,019		Series 3461, Class LZ, 6.000%, 06/15/38	2,209
3,676		Series 3481, Class SJ, IF, IO, 5.513%, 08/15/38	396
4,417		Series 3505, Class SA, IF, IO, 5.663%, 01/15/39	344
3,416		Series 3511, Class IO, IO, 5.000%, 12/15/21	378
2,248		Series 3511, Class SA, IF, IO, 5.663%, 02/15/39	137
3,469		Series 3515, Class PI, IO, 5.500%, 07/15/37	499
2,713		Series 3537, Class MI, IO, 5.000%, 06/15/38	709
607		Series 3546, Class A, VAR, 6.017%, 02/15/39	643
3,692		Series 3564, Class JA, 4.000%, 01/15/18	3,866
4,220		Series 3572, Class JS, IF, IO, 6.463%, 09/15/39	704
1,600		Series 3607, Class BO, PO, 04/15/36	1,128
3,513		Series 3611, Class PO, PO, 07/15/34	3,036
1,343		Series 3632, Class BS, IF, 16.377%, 02/15/40	1,766
1,270		Series R007, Class ZA, 6.000%, 05/15/36	1,382
1,191		Series R012, Class AI, IO, 5.500%, 12/15/20	71
		Federal Home Loan Mortgage Corp. STRIPS,
4		Series 1, Class B, IO, 8.000%, 10/15/18	1
1		Series 16, Class B, IO, 10.000%, 06/01/20	–	(h)
19		Series 134, Class B, IO, 9.000%, 04/01/22	4
3,018		Series 191, Class IO, IO, 8.000%, 01/01/28	693
3,914		Series 233, Class 11, IO, 5.000%, 09/15/35	659
2,183		Series 233, Class 12, IO, 5.000%, 09/15/35	361
5,277		Series 233, Class 13, IO, 5.000%, 09/15/35	881
3,980		Series 239, Class S30, IF, IO, 7.363%, 08/15/36	559
1,960		Series 243, Class 16, IO, 4.500%, 11/15/20	218
3,125		Series 243, Class 17, IO, 4.500%, 12/15/20	345
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
486		Series T-41, Class 3A, VAR, 7.500%, 07/25/32 (m)	551
667		Series T-42, Class A5, 7.500%, 02/25/42	756
109		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	122
133		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	150
3,014		Series T-54, Class 2A, 6.500%, 02/25/43	3,316
1,492		Series T-54, Class 3A, 7.000%, 02/25/43	1,668
281		Series T-58, Class APO, PO, 09/25/43	210
281		Series T-59, Class 1AP, PO, 10/25/43	244
7,889		Series T-76, Class 2A, VAR, 4.811%, 10/25/37	8,090
		Federal National Mortgage Association Grantor Trust,
60		Series 2001-T10, Class PO, PO, 12/25/41	52
1,239		Series 2001-T12, Class A2, 7.500%, 08/25/41	1,409
1,347		Series 2001-T7, Class A1, 7.500%, 02/25/41	1,531
428		Series 2002-T16, Class A2, 7.000%, 07/25/42	478
786		Series 2002-T19, Class A2, 7.000%, 07/25/42	872
550		Series 2002-T4, Class A2, 7.000%, 12/25/41	616
1,529		Series 2002-T4, Class A3, 7.500%, 12/25/41	1,738
1,749		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	1,904
		Federal National Mortgage Association REMICS,
89		Series 1988-7, Class Z, 9.250%, 04/25/18	100
5		Series 1988-11, Class D, PO, 05/25/18	5
518		Series 1988-21, Class G, 9.500%, 08/25/18	592
5		Series 1988-29, Class B, 9.500%, 12/25/18	5
3		Series 1989-19, Class A, 10.300%, 04/25/19	3
6		Series 1989-21, Class G, 10.450%, 04/25/19	7
22		Series 1989-27, Class Y, 6.900%, 06/25/19	24
19		Series 1989-70, Class G, 8.000%, 10/25/19	21
11		Series 1989-78, Class H, 9.400%, 11/25/19	13
9		Series 1989-89, Class H, 9.000%, 11/25/19	10
7		Series 1990-60, Class K, 5.500%, 06/25/20	7
6		Series 1990-93, Class G, 5.500%, 08/25/20	7
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	6
49		Series 1990-102, Class J, 6.500%, 08/25/20	54
6		Series 1990-134, Class SC, HB, IF, 21.038%, 11/25/20	9
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	7
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	2
410		Series 1991-44, Class G, 8.500%, 05/25/21	462
–	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	3
33		Series 1992-73, Class H, 7.500%, 05/25/22	34
17		Series 1992-101, Class J, 7.500%, 06/25/22	18
340		Series 1992-188, Class PZ, 7.500%, 10/25/22	376
370		Series 1993-25, Class J, 7.500%, 03/25/23	409
163		Series 1993-27, Class S, IF, 9.189%, 02/25/23	175
78		Series 1993-31, Class K, 7.500%, 03/25/23	86
717		Series 1993-54, Class Z, 7.000%, 04/25/23	784
38		Series 1993-62, Class SA, IF, 16.196%, 04/25/23	49
36		Series 1993-97, Class FA, VAR, 1.625%, 05/25/23	36
12		Series 1993-108, Class D, PO, 02/25/23	11
88		Series 1993-162, Class F, VAR, 1.325%, 08/25/23	90
14		Series 1993-165, Class SD, IF, 10.912%, 09/25/23	17
128		Series 1993-167, Class GA, 7.000%, 09/25/23	133
139		Series 1993-179, Class SB, HB, IF, 21.617%, 10/25/23	215
213		Series 1993-220, Class SG, IF, 15.250%, 11/25/13	244
51		Series 1993-225, Class SG, HB, IF, 25.934%, 12/25/13	63
28		Series 1993-228, Class G, PO, 09/25/23	25
19		Series 1993-230, Class FA, VAR, 0.975%, 12/25/23	20
455		Series 1993-250, Class Z, 7.000%, 12/25/23	490
164		Series 1993-257, Class C, PO, 06/25/23	158
1,854		Series 1994-26, Class J, PO, 01/25/24	1,678
217		Series 1994-37, Class L, 6.500%, 03/25/24	238
53		Series 1995-2, Class Z, 8.500%, 01/25/25	59
463		Series 1996-14, Class SE, IF, IO, 6.940%, 08/25/23	98
21		Series 1996-59, Class J, 6.500%, 08/25/22	23
149		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	7
37		Series 1997-24, Class Z, 8.000%, 04/18/27	41
36		Series 1997-27, Class J, 7.500%, 04/18/27	39
667		Series 1997-46, Class Z, 7.500%, 06/17/27	762
35		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	8
1,824		Series 1998-30, Class ZA, 6.500%, 05/20/28	2,008
109		Series 1998-36, Class J, 6.000%, 07/18/28	118
758		Series 1998-36, Class ZB, 6.000%, 07/18/28	840
287		Series 1998-43, Class SA, IF, IO, 14.717%, 04/25/23	125
223		Series 1999-57, Class Z, 7.500%, 12/25/19	253
227		Series 1999-62, Class PB, 7.500%, 12/18/29	252
34		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	8
1,579		Series 2001-4, Class ZA, 6.500%, 03/25/31	1,758
170		Series 2001-5, Class OW, 6.000%, 03/25/16	180
215		Series 2001-7, Class PF, 7.000%, 03/25/31	241
563		Series 2001-31, Class VD, 6.000%, 05/25/31	576
398		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	78
368		Series 2001-36, Class DE, 7.000%, 08/25/31	413
951		Series 2001-38, Class FB, VAR, 0.843%, 08/25/31	953
220		Series 2001-44, Class PD, 7.000%, 09/25/31	247
386		Series 2001-44, Class PU, 7.000%, 09/25/31	433
706		Series 2001-49, Class LZ, 8.500%, 07/25/31	793
299		Series 2001-52, Class XN, 6.500%, 11/25/15	324
1,243		Series 2001-53, Class FX, VAR, 0.693%, 10/25/31	1,253
1,049		Series 2001-61, Class Z, 7.000%, 11/25/31	1,177
513		Series 2001-71, Class QE, 6.000%, 12/25/16	554
285		Series 2001-72, Class SX, IF, 16.667%, 12/25/31	333
265		Series 2001-74, Class MB, 6.000%, 12/25/16	287
264		Series 2002-1, Class HC, 6.500%, 02/25/22	293
126		Series 2002-1, Class SA, HB, IF, 24.073%, 02/25/32	177
218		Series 2002-1, Class UD, HB, IF, 23.188%, 12/25/23	309
561		Series 2002-3, Class PG, 5.500%, 02/25/17	608
943		Series 2002-7, Class FD, VAR, 1.043%, 04/25/29	952
210		Series 2002-9, Class ST, IF, 18.497%, 03/25/17	254
1,795		Series 2002-11, Class QG, 5.500%, 03/25/17	1,926
1,265		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	52
82		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	90
2,665		Series 2002-18, Class PC, 5.500%, 04/25/17	2,816
519		Series 2002-19, Class PE, 6.000%, 04/25/17	560
167		Series 2002-37, Class Z, 6.500%, 06/25/32	185
3,000		Series 2002-42, Class C, 6.000%, 07/25/17	3,284
1,204		Series 2002-55, Class QE, 5.500%, 09/25/17	1,304
3,511		Series 2002-56, Class UC, 5.500%, 09/25/17 (m)	3,781
1,039		Series 2002-62, Class ZE, 5.500%, 11/25/17	1,115
706		Series 2002-63, Class KC, 5.000%, 10/25/17	754
674		Series 2002-63, Class LB, 5.500%, 10/25/17	726
2,459		Series 2002-71, Class KM, 5.000%, 11/25/17	2,626
606		Series 2002-77, Class S, IF, 13.855%, 12/25/32	718
2,385		Series 2002-81, Class JO, PO, 04/25/32	2,182
41		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	3
1,000		Series 2002-95, Class XD, 5.000%, 01/25/18	1,072
719		Series 2003-7, Class A1, 6.500%, 12/25/42	791
2,811		Series 2003-14, Class TI, IO, 5.000%, 03/25/33	257
1,036		Series 2003-22, Class UD, 4.000%, 04/25/33	1,032
1,304		Series 2003-23, Class CS, IF, IO, 7.757%, 05/25/31	114
3,188		Series 2003-26, Class XS, IF, IO, 6.707%, 03/25/23	406
1,036		Series 2003-27, Class DW, 4.500%, 04/25/17	1,078
4,819		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	982
255		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	57
2,408		Series 2003-41, Class PE, 5.500%, 05/25/23	2,653
4,340		Series 2003-44, Class IU, IO, 7.000%, 06/25/33	895
3,826		Series 2003-45, Class AI, IO, 5.500%, 05/25/33	167
174		Series 2003-52, Class SX, HB, IF, 21.922%, 10/25/31	221
1,000		Series 2003-55, Class CD, 5.000%, 06/25/23	1,073
378		Series 2003-60, Class NJ, 5.000%, 07/25/21	389
212		Series 2003-67, Class VQ, 7.000%, 01/25/19	221
789		Series 2003-68, Class QP, 3.000%, 07/25/22	806
3,227		Series 2003-71, Class IM, IO, 5.500%, 12/25/31	330
2,525		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	439
292		Series 2003-73, Class GA, 3.500%, 05/25/31	300
991		Series 2003-73, Class HF, VAR, 0.793%, 01/25/31	992
568		Series 2003-73, Class PB, 4.500%, 08/25/18	587
210		Series 2003-74, Class SH, IF, 9.553%, 08/25/33	195
1,879		Series 2003-76, Class SH, IF, 13.514%, 09/25/31	2,122
111		Series 2003-79, Class NM, 4.000%, 05/25/22	115
3,845		Series 2003-80, Class SY, IF, IO, 7.307%, 06/25/23	410
1,036		Series 2003-81, Class LC, 4.500%, 09/25/18	1,103
3,001		Series 2003-83, Class PG, 5.000%, 06/25/23	3,221
518		Series 2003-86, Class PX, 4.500%, 02/25/17	540
1,231		Series 2003-86, Class ZA, 5.500%, 09/25/33	1,336
1,000		Series 2003-88, Class TH, 4.500%, 09/25/18	1,065
428		Series 2003-91, Class SD, IF, 11.929%, 09/25/33	476
213		Series 2003-92, Class SH, IF, 9.074%, 09/25/18	217
265		Series 2003-106, Class PO, PO, 08/25/17	250
1,295		Series 2003-106, Class US, IF, 8.561%, 11/25/23	1,250
3,985		Series 2003-106, Class WE, 4.500%, 11/25/22	4,222
138		Series 2003-113, Class PC, 4.000%, 03/25/15	138
2,080		Series 2003-116, Class SB, IF, IO, 7.257%, 11/25/33	411
2,739		Series 2003-117, Class JB, 3.500%, 06/25/33	2,779
3,000		Series 2003-120, Class BL, 3.500%, 12/25/18	3,028
777		Series 2003-122, Class TE, 5.000%, 12/25/22	840
2,322		Series 2003-123, Class YS, IF, IO, 6.757%, 03/25/24	52
715		Series 2003-128, Class KE, 4.500%, 01/25/14	749
747		Series 2003-130, Class SX, IF, 11.006%, 01/25/34	814
471		Series 2003-131, Class SK, IF, 15.514%, 01/25/34	576
554		Series 2003-132, Class OA, PO, 08/25/33	483
1,411		Series 2003-132, Class PI, IO, 5.500%, 08/25/33	254
136		Series 2004-1, Class DL, 4.500%, 02/25/18	136
1,692		Series 2004-4, Class QI, IF, IO, 6.757%, 06/25/33	251
423		Series 2004-4, Class QM, IF, 13.514%, 06/25/33	486
1,030		Series 2004-10, Class SC, HB, IF, 27.229%, 02/25/34	1,417
1,161		Series 2004-14, Class SD, IF, 8.561%, 03/25/34	1,096
1,430		Series 2004-21, Class CO, PO, 04/25/34	1,077
704		Series 2004-22, Class A, 4.000%, 04/25/19	705
1,036		Series 2004-25, Class PB, 5.500%, 05/25/32	1,104
777		Series 2004-25, Class PC, 5.500%, 01/25/34	857
1,416		Series 2004-25, Class SA, IF, 18.582%, 04/25/34	1,837
1,370		Series 2004-27, Class HB, 4.000%, 05/25/19	1,411
777		Series 2004-36, Class PB, 5.500%, 05/25/32	835
1,030		Series 2004-36, Class SA, IF, 18.582%, 05/25/34	1,360
343		Series 2004-36, Class SN, IF, 13.514%, 07/25/33	394
2,680		Series 2004-46, Class HS, IF, IO, 5.657%, 05/25/30	147
555		Series 2004-46, Class QB, HB, IF, 22.629%, 05/25/34	647
458		Series 2004-46, Class SK, IF, 15.557%, 05/25/34	501
264		Series 2004-51, Class SY, IF, 13.554%, 07/25/34	311
408		Series 2004-53, Class NB, 5.500%, 02/25/21	417
1,554		Series 2004-53, Class NC, 5.500%, 07/25/24	1,683
1,282		Series 2004-59, Class BG, PO, 12/25/32	1,106
702		Series 2004-61, Class CO, PO, 10/25/31	666
287		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	314
574		Series 2004-92, Class JO, PO, 12/25/34	571
2,667		Series 2005-7, Class LO, PO, 02/25/35	2,214
677		Series 2005-13, Class FL, VAR, 0.743%, 03/25/35	661
558		Series 2005-14, Class BA, 4.500%, 04/25/19	585
527		Series 2005-15, Class MO, PO, 03/25/35	433
1,902		Series 2005-45, Class BG, 4.500%, 06/25/25	1,896
249		Series 2005-47, Class AN, 5.000%, 12/25/16	254
700		Series 2005-52, Class PA, 6.500%, 06/25/35	757
2,793		Series 2005-56, Class S, IF, IO, 6.367%, 07/25/35	396
2,851		Series 2005-57, Class EG, VAR, 0.643%, 03/25/35	2,835
619		Series 2005-58, Class PO, PO, 07/25/35	553
671		Series 2005-66, Class SG, IF, 16.518%, 07/25/35	820
4,649		Series 2005-66, Class SV, IF, IO, 6.407%, 07/25/35	667
1,027		Series 2005-68, Class BC, 5.250%, 06/25/35	1,116
2,599		Series 2005-68, Class PG, 5.500%, 08/25/35	2,858
645		Series 2005-70, Class KI, IO, 5.500%, 08/25/35	53
577		Series 2005-73, Class PS, IF, 15.843%, 08/25/35	713
2,272		Series 2005-84, Class XM, 5.750%, 10/25/35	2,510
1,453		Series 2005-88, Class QO, PO, 11/25/33	1,254
1,029		Series 2005-90, Class AO, PO, 10/25/35	941
2,641		Series 2005-90, Class ES, IF, 16.018%, 10/25/35	3,259
1,940		Series 2005-90, Class PO, PO, 09/25/35	1,770
565		Series 2005-96, Class BP, 5.900%, 02/25/15	556
760		Series 2005-103, Class SC, IF, 10.634%, 07/25/35	782
1,768		Series 2005-106, Class US, HB, IF, 23.310%, 11/25/35	2,670
2,146		Series 2005-109, Class PB, 6.000%, 01/25/34	2,279
3,287		Series 2005-110, Class GJ, 5.500%, 11/25/30	3,481
2,739		Series 2005-110, Class GK, 5.500%, 08/25/34	2,991
2,099		Series 2005-110, Class MJ, 5.500%, 01/25/33	2,233
2,397		Series 2005-110, Class MN, 5.500%, 06/25/35	2,634
1,471		Series 2005-116, Class PB, 6.000%, 04/25/34	1,601
4,500		Series 2005-118, Class ME, 6.000%, 01/25/32	4,782
6,000		Series 2005-118, Class PN, 6.000%, 01/25/32	6,579
3,621		Series 2005-123, Class FG, VAR, 0.793%, 07/25/34	3,564
118		Series 2006-12, Class PA, 5.500%, 03/25/25	119
968		Series 2006-15, Class OT, PO, 01/25/36	901
1,253		Series 2006-16, Class FC, VAR, 0.643%, 03/25/36	1,243
892		Series 2006-23, Class KO, PO, 04/25/36	785
2,597		Series 2006-27, Class OH, PO, 04/25/36	2,304
2,054		Series 2006-39, Class WC, 5.500%, 01/25/36	2,249
1,071		Series 2006-42, Class CF, VAR, 0.793%, 06/25/36	1,071
3,632		Series 2006-43, Class VB, 6.500%, 10/25/17	3,935
1,134		Series 2006-44, Class FP, VAR, 0.743%, 06/25/36	1,129
2,017		Series 2006-44, Class GO, PO, 06/25/36	1,729
5,927		Series 2006-44, Class P, PO, 12/25/33	5,051
1,712		Series 2006-46, Class UC, 5.500%, 12/25/35	1,874
1,233		Series 2006-50, Class JO, PO, 06/25/36	1,041
2,080		Series 2006-50, Class PS, PO, 06/25/36	1,761
4,685		Series 2006-53, Class US, IF, IO, 6.237%, 06/25/36	557
2,620		Series 2006-56, Class FT, VAR, 1.093%, 07/25/36	2,400
945		Series 2006-58, Class AP, PO, 07/25/36	848
1,141		Series 2006-58, Class FL, VAR, 0.803%, 07/25/36	1,140
2,091		Series 2006-58, Class PO, PO, 07/25/36	1,808
3,285		Series 2006-59, Class QO, PO, 01/25/33	2,859
1,289		Series 2006-63, Class ZH, 6.500%, 07/25/36	1,425
834		Series 2006-65, Class QO, PO, 07/25/36	710
1,490		Series 2006-72, Class GO, PO, 08/25/36	1,271
1,033		Series 2006-72, Class HO, PO, 08/25/26	923
1,371		Series 2006-72, Class TO, PO, 08/25/36	1,162
6,848		Series 2006-77, Class PC, 6.500%, 08/25/36	7,681
1,704		Series 2006-78, Class BZ, 6.500%, 08/25/36	1,892
1,354		Series 2006-79, Class DO, PO, 08/25/36	1,156
1,214		Series 2006-90, Class AO, PO, 09/25/36	1,043
365		Series 2006-94, Class GK, HB, IF, 31.536%, 10/25/26	495
1,635		Series 2006-110, Class PO, PO, 11/25/36	1,370
661		Series 2006-111, Class EO, PO, 11/25/36	581
1,500		Series 2006-115, Class OK, PO, 12/25/36	1,255
1,494		Series 2006-118, Class A2, VAR, 0.403%, 12/25/36	1,473
1,648		Series 2006-119, Class PO, PO, 12/25/36	1,377
2,418		Series 2006-120, Class IO, IO, 6.500%, 12/25/36	425
447		Series 2006-123, Class FD, VAR, 0.843%, 01/25/37	447
2,392		Series 2006-126, Class AO, PO, 01/25/37	2,071
3,499		Series 2006-130, Class GI, IO, 6.500%, 07/25/32	644
290		Series 2007-1, Class SD, HB, IF, 36.943%, 02/25/37	380
3,320		Series 2007-7, Class SG, IF, IO, 6.157%, 08/25/36	293
8,470		Series 2007-14, Class ES, IF, IO, 6.097%, 03/25/37	1,041
1,492		Series 2007-14, Class OP, PO, 03/25/37	1,257
620		Series 2007-15, Class NO, PO, 03/25/22	565
2,847		Series 2007-16, Class FC, VAR, 1.093%, 03/25/37	2,850
4,001		Series 2007-16, Class FM, VAR, 0.573%, 03/25/37	3,968
2,908		Series 2007-22, Class SC, IF, IO, 5.737%, 03/25/37	295
1,500		Series 2007-24, Class GW, 5.500%, 03/25/29	1,637
346		Series 2007-39, Class EF, VAR, 0.593%, 05/25/37	343
824		Series 2007-43, Class FL, VAR, 0.643%, 05/25/37	815
1,500		Series 2007-47, Class PC, 5.000%, 07/25/33	1,593
3,720		Series 2007-54, Class FA, VAR, 0.743%, 06/25/37	3,711
5,676		Series 2007-54, Class WI, IF, IO, 5.757%, 06/25/37	604
3,109		Series 2007-60, Class AX, IF, IO, 6.807%, 07/25/37	482
2,500		Series 2007-61, Class PC, 5.500%, 07/25/34	2,695
3,723		Series 2007-64, Class FB, VAR, 0.713%, 07/25/37	3,622
3,259		Series 2007-75, Class EO, PO, 01/25/36	3,016
3,496		Series 2007-77, Class FG, VAR, 0.843%, 03/25/37	3,498
1,500		Series 2007-78, Class CB, 6.000%, 08/25/37	1,672
2,000		Series 2007-79, Class PB, 5.000%, 04/25/29	2,120
414		Series 2007-79, Class SB, HB, IF, 22.760%, 08/25/37	541
1,083		Series 2007-88, Class VI, IF, IO, 6.197%, 09/25/37	131
3,520		Series 2007-91, Class ES, IF, IO, 6.117%, 10/25/37	398
1,025		Series 2007-97, Class MS, IF, 14.038%, 12/25/31	1,116
795		Series 2007-98, Class VA, 6.000%, 11/25/17	868
7,035		Series 2007-100, Class SM, IF, IO, 6.107%, 10/25/37	859
1,372		Series 2007-106, Class A7, VAR, 6.119%, 10/25/37	1,443
7,000		Series 2007-112, Class GB, 5.500%, 12/25/22	7,712
8,082		Series 2007-112, Class SA, IF, IO, 6.107%, 12/25/37	1,086
14,000		Series 2007-114, Class A6, VAR, 0.543%, 10/27/37	13,975
9,259		Series 2007-116, Class HI, IO, VAR, 6.289%, 01/25/38	678
578		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	48
6,077		Series 2008-1, Class BI, IF, IO, 5.567%, 02/25/38	626
2,162		Series 2008-10, Class XI, IF, IO, 5.887%, 03/25/38	193
1,811		Series 2008-12, Class IV, IO, 6.500%, 04/25/31	167
6,377		Series 2008-16, Class IS, IF, IO, 5.857%, 03/25/38	583
3,503		Series 2008-19, Class IC, IO, 5.000%, 03/25/23	397
3,937		Series 2008-20, Class SA, IF, IO, 6.647%, 03/25/38	524
1,398		Series 2008-27, Class SN, IF, IO, 6.557%, 04/25/38	144
2,225		Series 2008-32, Class SA, IF, IO, 6.507%, 04/25/38	199
15,497		Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	73
7,870		Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	98
5,661		Series 2008-36, Class IA, IO, 4.500%, 10/25/22	509
639		Series 2008-44, Class PO, PO, 05/25/38	565
5,166		Series 2008-47, Class SI, IF, IO, 6.157%, 06/25/23	595
6,000		Series 2008-51, Class BC, 4.500%, 06/25/23	6,362
2,502		Series 2008-53, Class CI, IF, IO, 6.857%, 07/25/38	329
635		Series 2008-59, Class IG, IO, 5.500%, 11/25/34	48
4,264		Series 2008-80, Class SA, IF, IO, 5.507%, 09/25/38	480
1,825		Series 2008-81, Class SB, IF, IO, 5.507%, 09/25/38	203
2,000		Series 2008-95, Class BA, 5.000%, 01/25/24	2,165
983		Series 2009-4, Class BD, 4.500%, 02/25/39	1,021
2,146		Series 2009-6, Class GS, IF, IO, 6.207%, 02/25/39	206
4,919		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	591
3,758		Series 2009-12, Class IO, IO, 4.500%, 03/25/24	386
2,083		Series 2009-12, Class NI, IO, 5.500%, 08/25/22	138
3,254		Series 2009-14, Class YI, IO, 5.000%, 07/25/22	227
2,500		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	694
1,608		Series 2009-47, Class MT, 7.000%, 07/25/39	1,771
4,747		Series 2009-52, Class PI, IO, 5.000%, 07/25/39	736
853		Series 2009-63, Class P, 5.000%, 03/25/37	895
5,850		Series 2009-84, Class WS, IF, IO, 5.557%, 10/25/39	547
3,795		Series 2009-99, Class SC, IF, IO, 5.837%, 12/25/39	223
1,912		Series 2009-99, Class WA, VAR, 6.292%, 12/25/39	2,103
14,000		Series 2009-103, Class MB, 4.000%, 12/25/39	14,693
7,239		Series 2010-1, Class WA, VAR, 6.127%, 02/25/40	7,997
3,897		Series 2010-16, Class WA, 6.428%, 03/25/40	4,243
4,223		Series 2010-16, Class WB, 6.237%, 03/25/40	4,669
4,803		Series 2010-23, Class KS, IF, IO, 6.757%, 02/25/40	804
2,486		Series 2010-47, Class AV, 5.000%, 05/25/21	2,685
13,000		Series 2010-64, Class DM, 5.000%, 06/25/40	13,739
47		Series G92-4, Class F, VAR, 2.960%, 12/25/21	47
130		Series G92-7, Class JQ, 8.500%, 01/25/22	146
27		Series G92-12, Class B, 7.700%, 02/25/22	30
39		Series G92-14, Class Z, 7.000%, 02/25/22	43
39		Series G92-15, Class Z, 7.000%, 01/25/22	39
–	(h)	Series G92-27, Class SQ, HB, IF, 1,579.180%, 05/25/22	18
26		Series G92-42, Class Z, 7.000%, 07/25/22	29
851		Series G92-44, Class ZQ, 8.000%, 07/25/22	951
143		Series G92-54, Class ZQ, 7.500%, 09/25/22	161
261		Series G92-61, Class Z, 7.000%, 10/25/22	288
26		Series G92-62, Class B, PO, 10/25/22	25
169		Series G93-1, Class KA, 7.900%, 01/25/23	193
112		Series G93-17, Class SI, IF, 6.000%, 04/25/23	122
918		Series G94-7, Class PJ, 7.500%, 05/17/24	1,050
142		Series G97-2, Class ZA, 8.500%, 02/17/27	160
		Federal National Mortgage Association STRIPS,
16		Series 23, Class 2, IO, 10.000%, 09/01/17	3
10		Series 59, Class 2, IO, 9.500%, 07/01/17	2
600		Series 213, Class 2, IO, 8.000%, 03/01/23	129
20		Series 265, Class 2, 9.000%, 03/01/24	23
43		Series 285, Class 1, PO, 02/01/27	41
1,030		Series 331, Class 13, IO, 7.000%, 02/01/33	226
3,177		Series 339, Class 18, IO, 4.500%, 07/01/18	252
3,258		Series 339, Class 21, IO, 4.500%, 07/01/18	341
2,650		Series 339, Class 28, IO, 5.500%, 07/01/18	306
5,814		Series 345, Class 24, IO, VAR, 5.000%, 08/01/22	572
1,377		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	231
2,012		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	286
2,858		Series 356, Class 3, IO, 5.000%, 01/01/35	507
4,609		Series 356, Class 39, IO, 5.000%, 01/01/20	567
4,424		Series 365, Class 8, IO, 5.500%, 05/01/36	786
880		Series 368, Class 3, IO, 4.500%, 11/01/20	87
1,742		Series 374, Class 5, IO, 5.500%, 08/01/36	248
5,729		Series 383, Class 32, IO, 6.000%, 01/01/38	1,050
897		Series 393, Class 6, IO, 5.500%, 04/25/37	161
		Federal National Mortgage Association Whole Loan,
11,086		Series 2002-W10, Class IO, IO, VAR, 0.979%, 08/25/42	333
40		Series 2002-W5, Class A10, IF, IO, 7.757%, 11/25/30	1
661		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	728
371		Series 2003-W1, Class 2A, 7.500%, 12/25/42	421
1,024		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	1,080
733		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	804
132		Series 2003-W4, Class 2A, 6.500%, 10/25/42	145
903		Series 2003-W8, Class 2A, 7.000%, 10/25/42	1,003
1,127		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	1,266
1,481		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,668
1,534		Series 2005-W3, Class 2AF, VAR, 0.563%, 03/25/45	1,460
1,288		Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,406
1,929		Series 2006-W2, Class 1AF1, VAR, 0.563%, 02/25/36	1,866
1,161		Series 2006-W3, Class 1AF1, 0.583%, 10/25/46	1,160
18,705		Series 2007-W1, Class 1AF1, VAR, 0.603%, 11/25/46	18,892
3,508		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	3,790
534		Series 2007-W7, Class 1A4, HB, IF, 37.123%, 07/25/37	894
		Government National Mortgage Association,
118		Series 1994-4, Class KQ, 7.988%, 07/16/24	132
1,798		Series 1994-7, Class PQ, 6.500%, 10/16/24	1,992
246		Series 1996-16, Class E, 7.500%, 08/16/26 (m)	258
49		Series 1997-2, Class E, 7.500%, 02/20/27	57
57		Series 1997-11, Class D, 7.500%, 07/20/27	63
101		Series 1998-26, Class K, 7.500%, 09/17/25	114
583		Series 1999-4, Class ZB, 6.000%, 02/20/29	636
180		Series 1999-41, Class Z, 8.000%, 11/16/29	204
22		Series 1999-43, Class TA, IF, 9.350%, 11/16/29	26
102		Series 1999-44, Class PC, 7.500%, 12/20/29	117
480		Series 1999-44, Class ZG, 8.000%, 12/20/29	534
290		Series 2000-6, Class Z, 7.500%, 02/20/30	319
446		Series 2000-7, Class ST, HB, IF, 38.112%, 01/16/30	784
204		Series 2000-9, Class Z, 8.000%, 06/20/30	227
1,161		Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,299
827		Series 2000-10, Class ZP, 7.500%, 02/16/30	911
445		Series 2000-12, Class ST, HB, IF, 38.112%, 02/16/30	779
116		Series 2000-16, Class ZN, 7.500%, 02/16/30	127
1,019		Series 2000-21, Class Z, 9.000%, 03/16/30	1,162
165		Series 2000-26, Class Z, 7.750%, 09/20/30	183
62		Series 2000-36, Class HC, 7.330%, 11/20/30	65
35		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	9
182		Series 2000-38, Class AH, 7.150%, 12/20/30	208
2,000		Series 2001-21, Class PE, 6.500%, 05/16/31	2,141
324		Series 2001-31, Class SJ, HB, 26.811%, 02/20/31	506
23		Series 2001-32, Class WA, IF, 19.276%, 07/20/31	34
209		Series 2001-35, Class SA, IF, IO, 7.913%, 08/16/31	36
201		Series 2001-36, Class S, IF, IO, 7.713%, 08/16/31	33
1,415		Series 2001-53, Class SR, IF, IO, 7.810%, 10/20/31	140
76		Series 2001-55, Class SF, HB, IF, 25.124%, 11/20/31	112
777		Series 2002-4, Class TD, 7.000%, 01/20/32	854
235		Series 2002-7, Class PG, 6.500%, 01/20/32	256
875		Series 2002-24, Class AG, IF, IO, 7.613%, 04/16/32	145
238		Series 2002-24, Class SB, IF, 11.420%, 04/16/32	266
686		Series 2002-24, Class Z, 8.500%, 04/16/32	768
1,794		Series 2002-31, Class SE, IF, IO, 7.163%, 04/16/30	279
72		Series 2002-33, Class SY, IF, 9.000%, 02/26/23	79
601		Series 2002-40, Class UK, 6.500%, 06/20/32	639
160		Series 2002-41, Class LS, IF, 9.000%, 06/16/32	180
352		Series 2002-45, Class QE, 6.500%, 06/20/32	379
457		Series 2002-47, Class PG, 6.500%, 07/16/32	507
59		Series 2002-51, Class SG, HB, IF, 31.028%, 04/20/31	94
237		Series 2002-54, Class GB, 6.500%, 08/20/32	255
404		Series 2002-69, Class PO, PO, 02/20/32	390
362		Series 2002-70, Class AV, 6.000%, 03/20/12	375
582		Series 2002-70, Class PS, IF, IO, 7.360%, 08/20/32	59
94		Series 2002-79, Class KV, 6.000%, 11/20/13	94
259		Series 2002-88, Class VA, 6.000%, 12/20/17	263
1,448		Series 2002-92, Class TK, IO, 5.500%, 05/16/31	112
462		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	31
406		Series 2003-4, Class NY, 5.500%, 12/20/13	434
823		Series 2003-8, Class PO, PO, 01/16/32	792
2,028		Series 2003-11, Class SK, IF, IO, 7.363%, 02/16/33	321
4,539		Series 2003-12, Class VI, IO, 5.500%, 10/17/22	782
56		Series 2003-24, Class PO, PO, 03/16/33	46
929		Series 2003-34, Class TO, PO, 02/16/32	900
2,001		Series 2003-41, Class ID, IO, 5.500%, 05/20/33	317
3,045		Series 2003-46, Class IH, IO, 5.500%, 12/20/32	318
148		Series 2003-66, Class ED, 5.000%, 08/20/28	149
724		Series 2003-76, Class LS, IF, IO, 6.860%, 09/20/31	51
127		Series 2003-90, Class PO, PO, 10/20/33	109
337		Series 2003-98, Class PC, 5.000%, 02/20/29	342
1,865		Series 2003-112, Class SA, IF, IO, 6.213%, 12/16/33	236
6,000		Series 2003-112, Class TS, IF, IO, 6.610%, 10/20/32	1,023
5,639		Series 2004-11, Class SW, IF, IO, 5.160%, 02/20/34	457
463		Series 2004-15, Class SA, IF, 18.728%, 12/20/32	549
1,110		Series 2004-24, Class SA, IF, IO, 6.863%, 04/16/31	20
322		Series 2004-28, Class S, IF, 18.736%, 04/16/34	415
638		Series 2004-34, Class SZ, 7.500%, 02/20/34	664
738		Series 2004-46, Class AO, PO, 06/20/34	621
4,558		Series 2004-59, Class SG, IF, IO, 6.160%, 07/20/34	586
1,231		Series 2004-68, Class PO, PO, 05/20/31	1,192
252		Series 2004-71, Class ST, IF, 7.000%, 09/20/34	269
345		Series 2004-73, Class AE, IF, 14.160%, 08/17/34	414
5,163		Series 2004-73, Class JL, IF, IO, 6.213%, 09/16/34	680
1,751		Series 2004-85, Class PO, PO, 01/17/33	1,657
2,750		Series 2004-90, Class SI, IF, IO, 5.760%, 10/20/34	322
2,304		Series 2005-3, Class SB, IF, IO, 5.760%, 01/20/35	268
4,498		Series 2005-17, Class SL, IF, IO, 6.360%, 07/20/34	658
700		Series 2005-26, Class VI, IO, 5.500%, 01/20/35	169
349		Series 2005-35, Class FL, VAR, 0.690%, 03/20/32	347
3,287		Series 2005-58, Class NI, IO, 5.500%, 08/20/35	933
1,123		Series 2005-68, Class DP, IF, 15.622%, 06/17/35	1,402
5,262		Series 2005-68, Class KI, IF, IO, 5.960%, 09/20/35	715
1,170		Series 2005-69, Class SY, IF, IO, 6.410%, 11/20/33	180
2,302		Series 2005-85, Class IO, IO, 5.500%, 01/16/35	387
605		Series 2005-93, Class JO, PO, 03/20/31	589
1,205		Series 2006-16, Class OP, PO, 03/20/36	1,028
933		Series 2006-34, Class PO, PO, 07/20/36	841
3,602		Series 2006-38, Class SW, IF, IO, 6.160%, 06/20/36	358
1,024		Series 2006-59, Class SD, IF, IO, 6.360%, 10/20/36	100
3,731		Series 2007-9, Class DI, IF, IO, 6.170%, 03/20/37	346
1,036		Series 2007-17, Class AF, VAR, 0.537%, 04/16/37	1,028
5,848		Series 2007-17, Class JI, IF, IO, 6.473%, 04/16/37	835
804		Series 2007-17, Class JO, PO, 04/16/37	688
609		Series 2007-25, Class FN, VAR, 0.637%, 05/16/37	593
4,794		Series 2007-26, Class SC, IF, IO, 5.860%, 05/20/37	494
1,911		Series 2007-27, Class MI, IO, 5.500%, 09/20/36	223
217		Series 2007-28, Class BO, PO, 05/20/37	188
580		Series 2007-35, Class TO, PO, 04/20/35	562
193		Series 2007-36, Class HO, PO, 06/16/37	173
3,867		Series 2007-36, Class SE, IF, IO, 6.133%, 06/16/37	430
6,300		Series 2007-36, Class SG, IF, IO, 6.130%, 06/20/37	663
3,560		Series 2007-40, Class SD, IF, IO, 6.410%, 07/20/37	292
3,479		Series 2007-42, Class SB, IF, IO, 6.410%, 07/20/37	370
1,492		Series 2007-45, Class QA, IF, IO, 6.300%, 07/20/37	130
3,395		Series 2007-50, Class AI, IF, IO, 6.435%, 08/20/37	379
681		Series 2007-53, Class SW, IF, 19.186%, 09/20/37	806
3,098		Series 2007-57, Class PO, PO, 03/20/37	2,606
3,471		Series 2007-57, Class QA, IF, IO, 6.160%, 10/20/37	351
4,999		Series 2007-71, Class SB, IF, IO, 6.360%, 07/20/36	420
6,981		Series 2007-74, Class SL, IF, IO, 6.203%, 11/16/37	855
3,372		Series 2007-76, Class SA, IF, IO, 6.190%, 11/20/37	279
5,002		Series 2007-79, Class SY, IF, IO, 6.210%, 12/20/37	428
1,727		Series 2007-81, Class SP, IF, IO, 6.310%, 12/20/37	160
1,356		Series 2007-82, Class SA, IF, IO, 6.190%, 12/20/37	112
2,886		Series 2008-2, Class MS, IF, IO, 6.823%, 01/16/38	289
1,767		Series 2008-10, Class S, IF, IO, 5.490%, 02/20/38	151
5,261		Series 2008-13, Class PI, IO, 5.500%, 02/16/38	769
1,610		Series 2008-20, Class PO, PO, 09/20/37	1,468
1,821		Series 2008-23, Class IO, IO, 6.000%, 02/20/37	184
3,631		Series 2008-25, Class SB, IF, IO, 6.560%, 03/20/38	442
1,495		Series 2008-29, Class PO, PO, 02/17/33	1,348
3,064		Series 2008-32, Class PI, IO, 5.500%, 10/16/37	416
1,500		Series 2008-33, Class XS, IF, IO, 7.363%, 04/16/38	190
1,500		Series 2008-36, Class AY, 5.000%, 04/16/23	1,625
3,832		Series 2008-36, Class SH, IF, IO, 5.960%, 04/20/38	344
7,573		Series 2008-40, Class SA, IF, IO, 6.063%, 05/16/38	1,006
4,041		Series 2008-41, Class SA, IF, IO, 6.000%, 05/20/38	359
864		Series 2008-47, Class V, 5.500%, 05/16/19	960
2,425		Series 2008-55, Class SA, IF, IO, 5.860%, 06/20/38	202
2,189		Series 2008-60, Class PO, PO, 01/20/38	2,012
10,756		Series 2008-62, Class SA, 5.810%, 07/20/38	804
3,459		Series 2008-64, Class ED, 6.500%, 04/20/28	3,656
1,118		Series 2008-71, Class SC, IF, IO, 5.660%, 08/20/38	101
3,092		Series 2008-93, Class AS, IF, IO, 5.360%, 12/20/38	240
2,407		Series 2008-96, Class SL, IF, IO, 5.660%, 12/20/38	214
4,103		Series 2009-6, Class SA, IF, IO, 5.763%, 02/16/39	315
5,522		Series 2009-10, Class SA, IF, IO, 5.610%, 02/20/39	494
3,981		Series 2009-10, Class SL, IF, IO, 6.163%, 03/16/34	409
5,000		Series 2009-12, Class IE, IO, 5.500%, 03/20/39	1,508
2,985		Series 2009-14, Class KI, IO, 6.500%, 03/20/39	423
3,242		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	483
4,547		Series 2009-24, Class DS, IF, IO, 5.960%, 03/20/39	465
2,237		Series 2009-25, Class SE, IF, IO, 7.260%, 09/20/38	268
1,724		Series 2009-33, Class CI, IO, 5.500%, 05/20/39	260
2,995		Series 2009-33, Class TI, IO, 6.000%, 05/20/39	481
2,514		Series 2009-38, Class IO, IO, 5.000%, 09/16/31	266
7,701		Series 2009-42, Class SC, IF, IO, 5.740%, 06/20/39	840
3,918		Series 2009-43, Class SA, IF, IO, 5.610%, 06/20/39	338
1,636		Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	187
6,872		Series 2009-67, Class SA, 5.713%, 08/16/39	705
1,026		Series 2009-79, Class OK, PO, 11/16/37	926
8,654		Series 2009-106, Class AS, IF, IO, 6.063%, 11/16/39	930
2,500		Series 2010-14, Class CO, PO, 08/20/35	1,577
5,000		Series 2010-41, Class WA, VAR, 5.867%, 10/20/33	5,500
		Vendee Mortgage Trust,
7,131		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	7,920
901		Series 1996-1, Class 1Z, 6.750%, 02/15/26	984
494		Series 1996-2, Class 1Z, 6.750%, 06/15/26	539
985		Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,105
734		Series 1998-1, Class 2E, 7.000%, 03/15/28	812

			843,448
		Non-Agency CMO — 25.7%
		ABN Amro Mortgage Corp.,
835		Series 2003-6, Class 2A1, 4.644%, 05/25/18	842
139		Series 2003-7, Class A3, 4.500%, 07/25/18	143
161		Series 2003-9, Class A2, 4.500%, 08/25/18	160
		American General Mortgage Loan Trust,
1,748		Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	1,781
3,457		Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	3,454
1,712		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	778
		ASG Resecuritization Trust,
1,893		Series 2009-1, Class A60, VAR, 5.587%, 06/26/37 (e)	1,898
2,488		Series 2009-2, Class A55, VAR, 5.755%, 05/24/36 (e)	2,500
6,031		Series 2009-3, Class A65, VAR, 5.595%, 03/26/37 (e)	6,034
6,119		Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	6,150
5,601		Series 2010-1, Class A85, VAR, 0.754%, 02/27/36 (e)	5,139
11,931		Series 2010-2, Class A60, VAR, 5.239%, 01/28/37 (e)	11,692
		Banc of America Alternative Loan Trust,
350		Series 2003-3, Class APO, PO, 05/25/33	212
2,971		Series 2003-7, Class 2A4, 5.000%, 09/25/18	3,012
1,191		Series 2003-9, Class 1CB2, 5.500%, 11/25/33	1,204
957		Series 2003-11, Class 2A1, 6.000%, 01/25/34	953
489		Series 2003-11, Class PO, PO, 01/25/34	311
469		Series 2004-1, Class 5A1, 5.500%, 02/25/19	468
1,380		Series 2004-6, Class 3A2, 6.000%, 07/25/34	1,360
4,763		Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	806
4,234		Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	688
		Banc of America Funding Corp.,
1,508		Series 2003-3, Class 1A33, 5.500%, 10/25/33	1,531
436		Series 2004-1, Class PO, PO, 03/25/34	313
1,920		Series 2004-3, Class 1A1, 5.500%, 10/25/34	1,916
560		Series 2004-3, Class 1A7, 5.500%, 10/25/34	558
2,408		Series 2004-C, Class 1A1, VAR, 5.052%, 12/20/34	2,389
2,587		Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	412
571		Series 2005-4, Class 30PO, PO, 08/25/35	303
1,472		Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,331
230		Series 2005-7, Class 30PO, PO, 11/25/35	134
1,107		Series 2005-8, Class 30PO, PO, 01/25/36	633
2,177		Series 2005-E, Class 4A1, VAR, 2.995%, 03/20/35	2,052
4,861		Series 2010-R5, Class 5A6, VAR, 0.645%, 05/26/37 (e)	4,734
		Banc of America Mortgage Securities, Inc.,
685		Series 2003-3, Class 2A1, VAR, 0.893%, 05/25/18	652
2,002		Series 2003-6, Class 2A1, VAR, 0.793%, 08/25/18	1,929
1,373		Series 2003-8, Class 2A5, 5.000%, 11/25/18	1,403
246		Series 2003-8, Class APO, PO, 11/25/33	156
174		Series 2003-9, Class 1A2, PO, 12/25/33	131
1,649		Series 2003-A, Class 4A1, 3.226%, 02/25/33	1,630
1,402		Series 2003-C, Class 3A1, VAR, 3.028%, 04/25/33	1,435
2,612		Series 2003-E, Class 2A2, VAR, 3.335%, 06/25/33 (a)	2,469
6,065		Series 2004-3, Class 15IO, IO, VAR, 0.230%, 04/25/19	29
512		Series 2004-4, Class 1A9, 5.000%, 05/25/34	516
331		Series 2004-4, Class APO, PO, 05/25/34	206
43,287		Series 2004-5, Class 15IO, IO, VAR, 0.230%, 06/25/19	224
492		Series 2004-6, Class APO, PO, 07/25/34	271
238		Series 2004-9, Class 3A1, 6.500%, 09/25/32	236
1,860		Series 2004-C, Class 2A2, 3.007%, 04/25/34	1,831
1,681		Series 2004-J, Class 3A1, VAR, 5.107%, 11/25/34	1,519
		BCAP LLC Trust,
2,402		Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	2,402
1,331		Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	1,331
2,000		Series 2009-RR14, Class 3A2, VAR, 3.943%, 08/26/35 (e)	1,880
2,056		Series 2009-RR14, Class 4A1, VAR, 5.833%, 03/26/36 (e)	2,041
3,023		Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	3,023
2,924		Series 2010-RR4, Class 2A1, VAR, 1.466%, 06/26/37 (e)	2,851
2,747		Series 2010-RR5, Class 1A4, VAR, 5.000%, 11/26/37 (e)	2,761
3,800		Series 2010-RR5, Class 2A5, VAR, 5.180%, 04/26/37 (e)	3,786
3,000		Series 2010-RR6, Class 5A1, 5.500%, 11/26/37 (e)	3,006
		Bear Stearns Adjustable Rate Mortgage Trust,
1,489		Series 2003-4, Class 3A1, 4.996%, 07/25/33	1,497
590		Series 2003-7, Class 3A, VAR, 4.682%, 10/25/33	571
1,067		Series 2004-1, Class 12A1, VAR, 3.205%, 04/25/34	960
2,137		Series 2004-2, Class 14A, VAR, 5.150%, 05/25/34	2,200
3,100		Series 2005-5, Class A1, VAR, 2.530%, 08/25/35	2,961
3,868		Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	3,506
1,962		Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, 5.250%, 10/25/33	1,928
775		Cendant Mortgage Corp., Series 2003-9, Class 1P, PO, 11/25/33	431
		Chase Mortgage Finance Corp.,
1,082		Series 2003-S10, Class AP, PO, 11/25/18	844
567		Series 2003-S6, Class A1, 5.000%, 06/25/18	579
1,532		Series 2007-A1, Class 7A1, 4.230%, 02/25/37	1,525
1,931		Series 2007-A1, Class 9A1, VAR, 4.549%, 02/25/37	1,948
		Citicorp Mortgage Securities, Inc.,
76		Series 2002-11, Class 1A14, 6.000%, 11/25/32	76
2,213		Series 2003-6, Class 1A2, 4.500%, 05/25/33	2,232
511		Series 2003-8, Class APO, PO, 08/25/33	295
2,115		Series 2004-1, Class 3A1, 4.750%, 01/25/34	2,156
2,801		Series 2004-5, Class 2A5, 4.500%, 08/25/34	2,834
5,337		Series 2007-3, Class 1A6, IF, IO, 5.057%, 04/25/37	442
		Citigroup Mortgage Loan Trust, Inc.,
1,623		Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,662
602		Series 2003-1, Class PO3, PO, 09/25/33	335
73		Series 2003-1, Class WA2, 6.500%, 06/25/31	66
155		Series 2003-1, Class WPO2, PO, 06/25/31	105
216		Series 2003-UP3, Class A3, 7.000%, 09/25/33	215
1,052		Series 2003-UST1, Class A1, 5.500%, 12/25/18	1,077
228		Series 2003-UST1, Class PO1, PO, 12/25/18	170
125		Series 2003-UST1, Class PO2, PO, 12/25/18	96
91		Series 2003-UST1, Class PO3, PO, 12/25/18	73
1,127		Series 2004-UST1, Class A3, 2.928%, 08/25/34	1,135
1,601		Series 2004-UST1, Class A6, VAR, 5.078%, 08/25/34	1,657
431		Series 2005-1, Class 2A1A, VAR, 3.445%, 04/25/35	255
1,225		Series 2005-5, Class 1A2, VAR, 2.616%, 08/25/35	698
2,937		Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	2,941
		Countrywide Alternative Loan Trust,
405		Series 2002-8, Class A4, 6.500%, 07/25/32	388
502		Series 2003-6T2, Class A6, 5.500%, 06/25/33	386
502		Series 2003-J1, Class PO, PO, 10/25/33	348
1,470		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,245
2,700		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,679
263		Series 2004-J3, Class 4A1, 4.750%, 04/25/19	262
621		Series 2005-5R, Class A1, 5.250%, 12/25/18	563
3,478		Series 2005-1CB, Class 1A6, IF, IO, 6.757%, 03/25/35	431
9,322		Series 2005-20CB, Class 3A8, IF, IO, 4.407%, 07/25/35	755
9,447		Series 2005-22T1, Class A2, IF, IO, 4.727%, 06/25/35	850
762		Series 2005-26CB, Class A10, IF, 12.429%, 07/25/35	783
298		Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	278
437		Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	334
15,490		Series 2005-37T1, Class A2, IF, IO, 4.707%, 09/25/35	1,692
2,054		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,579
13,762		Series 2005-54CB, Class 1A2, IF, IO, 4.507%, 11/25/35	1,193
264		Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	240
1,615		Series 2005-57CB, Class 3A2, IF, IO, 4.757%, 12/25/35	151
877		Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	489
1,246		Series 2005-86CB, Class A11, 5.500%, 02/25/36	662
6,641		Series 2005-J1, Class 1A4, IF, IO, 4.757%, 02/25/35	528
34,074		Series 2006-7CB, Class 1A2, IF, IO, 4.957%, 05/25/36	2,971
1,400		Series 2006-26CB, Class A9, 6.500%, 09/25/36	922
2,500		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37 (f) (i)	512
		Countrywide Home Loan Mortgage Pass-Through Trust,
2,282		Series 2002-36, Class A22, 6.000%, 01/25/33	2,225
244		Series 2003-18, Class A12, 5.500%, 07/25/33	224
1,185		Series 2003-26, Class 1A6, 3.500%, 08/25/33	1,108
116		Series 2003-34, Class A11, 5.250%, 09/25/33	116
600		Series 2003-34, Class A6, 5.250%, 09/25/33	614
2,789		Series 2003-39, Class A6, 5.000%, 10/25/33	2,680
212		Series 2003-44, Class A9, PO, 10/25/33	157
343		Series 2003-J10, Class 2A1, 5.000%, 11/25/18	352
2,108		Series 2003-J13, Class 1A7, 5.250%, 01/25/34	2,063
32		Series 2003-J2, Class A17, IF, IO, 7.057%, 04/25/33	1
842		Series 2003-J7, Class 4A3, IF, 9.331%, 08/25/18	812
374		Series 2004-3, Class PO, PO, 04/25/34	246
307		Series 2004-7, Class 2A1, VAR, 2.411%, 06/25/34	307
1,733		Series 2004-28R, Class A1, 5.500%, 08/25/33	1,758
465		Series 2004-HYB1, Class 2A, VAR, 3.312%, 05/20/34	381
1,650		Series 2004-HYB3, Class 2A, VAR, 2.738%, 06/20/34	1,313
1,142		Series 2004-HYB6, Class A3, VAR, 3.505%, 11/20/34	944
937		Series 2004-J8, Class 1A2, 4.750%, 11/25/19	951
1,166		Series 2005-16, Class A23, 5.500%, 09/25/35	1,007
2,988		Series 2005-22, Class 2A1, VAR, 5.102%, 11/25/35	2,220
9,266		Series 2007-4, Class 1A52, IF, IO, 5.057%, 05/25/37	890
		Credit Suisse Mortgage Capital Certificates,
4,173		Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	4,173
2,178		Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	2,189
8,677		Series 2010-11R, Class A1, VAR, 1.354%, 06/28/47 (e)	8,667
		CS First Boston Mortgage Securities Corp.,
1,539		Series 2003-1, Class DB1, 6.564%, 02/25/33	1,315
3,514		Series 2003-27, Class 5A3, 5.250%, 11/25/33	3,425
1,042		Series 2003-29, Class 1A1, 6.500%, 12/25/33	1,057
730		Series 2003-29, Class 5A1, 7.000%, 12/25/33	735
1,554		Series 2003-AR15, Class 3A1, VAR, 2.834%, 06/25/33	1,516
255		Series 2004-4, Class 3A5, 5.500%, 08/25/34	254
3,507		Series 2004-8, Class 3A5, 5.500%, 12/25/34	3,580
3,716		Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	515
2,644		Series 2005-9, Class DX, IO, 5.500%, 10/25/35	372
1,261		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.590%, 02/25/20	1,265
1,414		Deutsche Mortgage Securities, Inc., Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	1,378
		First Horizon Alternative Mortgage Securities,
1,668		Series 2004-AA4, Class A1, VAR, 2.250%, 10/25/34	1,413
504		Series 2005-AA5, Class 1A2, VAR, 2.411%, 07/25/35	127
881		Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	637
12,753		Series 2007-FA4, Class 1A2, IF, IO, 5.307%, 08/25/37	1,453
		First Horizon Asset Securities, Inc.,
543		Series 2003-7, Class 2A1, 4.500%, 09/25/18	556
591		Series 2003-8, Class 2A1, 4.500%, 09/25/18	601
1,966		Series 2003-9, Class 1A6, 5.500%, 11/25/33	1,727
494		Series 2004-4, Class 2A2, 4.500%, 07/25/19	501
766		Series 2004-AR2, Class 2A1, VAR, 2.884%, 05/25/34	715
946		Series 2004-AR7, Class 2A1, VAR, 2.871%, 02/25/35 (m)	928
685		Series 2004-AR7, Class 2A2, VAR, 2.871%, 02/25/35	629
1,748		Series 2005-AR1, Class 2A2, VAR, 2.875%, 04/25/35	1,645
		GMAC Mortgage Corp. Loan Trust,
1,324		Series 2003-AR1, Class A4, VAR, 4.067%, 10/19/33	1,302
369		Series 2003-J7, Class A10, 5.500%, 11/25/33	382
1,383		Series 2003-J7, Class A7, 5.000%, 11/25/33	1,251
396		Series 2003-J8, Class A, 5.250%, 12/25/33	400
623		Series 2004-J2, Class A2, VAR, 0.843%, 06/25/34	573
3,520		Series 2004-J5, Class A7, 6.500%, 01/25/35	3,646
2,545		Series 2004-J6, Class 1A1, 5.000%, 01/25/20	2,596
812		Series 2005-AR3, Class 3A3, VAR, 3.703%, 06/19/35	776
3,424		Series 2005-AR3, Class 3A4, VAR, 3.703%, 06/19/35	2,749
		GSMPS Mortgage Loan Trust,
797		Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	674
402		Series 2004-4, Class 1AF, VAR, 0.743%, 06/25/34 (e)	328
808		Series 2005-RP2, Class 1AF, VAR, 0.693%, 03/25/35 (e)	651
1,812		Series 2005-RP3, Class 1AF, VAR, 0.693%, 09/25/35 (e)	1,362
4,354		Series 2006-RP2, Class 1AS2, IF, IO, 5.788%, 04/25/36 (e)	404
		GSR Mortgage Loan Trust,
1,001		Series 2003-13, Class 1A1, 4.461%, 10/25/33	1,013
303		Series 2003-6F, Class A2, VAR, 0.743%, 09/25/32	285
197		Series 2004-3F, Class 3A8, 13.500%, 02/25/34	195
3,322		Series 2004-8F, Class 2A3, 6.000%, 09/25/34	3,392
406		Series 2004-10F, Class 1A1, 4.500%, 08/25/19	408
325		Series 2004-10F, Class 2A1, 5.000%, 08/25/19	334
290		Series 2004-13F, Class 3A3, 6.000%, 11/25/34	186
2,298		Series 2005-5F, Class 2A3, 5.500%, 06/25/35	2,331
3,746		Series 2005-5F, Class 8A3, VAR, 0.843%, 06/25/35	3,373
4,760		Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,117
1,443		Series 2006-1F, Class 1AP, PO, 02/25/36	822
7,548		Series 2006-1F, Class 2A4, 6.000%, 02/25/36	5,158
3,100		Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,506
1,750		Impac Secured Assets CMN Owner Trust, Series 2006-2, Class 2A1, VAR, 0.693%, 08/25/36	1,414
		Indymac Index Mortgage Loan Trust,
11,771		Series 2005-AR11, Class A7, IO, VAR, 0.480%, 08/25/35	117
409		Series 2006-AR3, Class 2A1A, VAR, 5.833%, 03/25/36	234
		JP Morgan Mortgage Trust,
1,332		Series 2004-A3, Class 4A1, VAR, 4.280%, 07/25/34	1,352
1,390		Series 2004-A4, Class 1A1, VAR, 4.609%, 09/25/34	1,418
958		Series 2004-S1, Class 1A7, 5.000%, 09/25/34	983
2,000		Series 2005-A1, Class 3A4, VAR, 5.016%, 02/25/35	1,993
3,072		Series 2005-A1, Class 5A1, VAR, 4.478%, 02/25/35	3,080
4,023		Series 2006-A2, Class 4A1, VAR, 3.900%, 08/25/34	3,925
1,761		Series 2006-A2, Class 5A3, VAR, 3.420%, 11/25/33	1,750
1,433		Series 2006-A3, Class 6A1, VAR, 3.894%, 08/25/34	1,296
1,258		Series 2007-A1, Class 5A2, VAR, 3.441%, 07/25/35	1,193
68		Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	61
		Lehman Mortgage Trust,
1,801		Series 2006-2, Class 1A1, VAR, 6.413%, 04/25/36	1,596
965		Series 2007-6, Class 1A8, 6.000%, 07/25/37	568
1,500		Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,117
		LVII Resecuritization Trust,
7,197		Series 2009-2, Class A2, VAR, 3.000%, 09/27/37 (e)	7,195
5,000		Series 2009-2, Class A3, VAR, 2.999%, 09/27/37 (e)	4,987
		MASTR Adjustable Rate Mortgages Trust,
372		Series 2004-3, Class 4A2, VAR, 2.319%, 04/25/34	310
102		Series 2004-4, Class 2A1, VAR, 2.900%, 05/25/34	54
1,088		Series 2004-13, Class 2A1, VAR, 2.976%, 04/21/34	1,075
6,054		Series 2004-13, Class 3A6, VAR, 3.075%, 11/21/34	6,049
329		Series 2004-15, Class 3A1, VAR, 3.558%, 12/25/34	253
		MASTR Alternative Loans Trust,
570		Series 2003-4, Class 2A1, 6.250%, 06/25/33	532
602		Series 2003-8, Class 3A1, 5.500%, 12/25/33	610
1,626		Series 2003-8, Class 5A1, 5.000%, 11/25/18	1,645
346		Series 2003-9, Class 8A1, 6.000%, 01/25/34	323
207		Series 2004-1, Class 30PO, PO, 02/25/34	126
1,105		Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,134
478		Series 2004-3, Class 30PO, PO, 04/25/34	304
487		Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	74
500		Series 2004-5, Class 30PO, PO, 06/25/34	362
248		Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	37
275		Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	43
2,602		Series 2004-6, Class 7A1, 6.000%, 07/25/34	2,502
246		Series 2004-7, Class 30PO, PO, 08/25/34	156
932		Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	143
1,068		Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,063
4,009		Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	599
		MASTR Asset Securitization Trust,
1,025		Series 2003-2, Class 1A1, 5.000%, 03/25/18	1,059
424		Series 2003-2, Class 2A1, 4.500%, 03/25/18	419
1,544		Series 2003-3, Class 3A18, 5.500%, 04/25/33	1,586
360		Series 2003-4, Class 3A2, 5.000%, 05/25/18	359
329		Series 2003-4, Class 5A1, 5.500%, 05/25/33	336
702		Series 2003-7, Class 4A1, 4.250%, 09/25/33	699
573		Series 2003-8, Class 1A1, 5.500%, 09/25/33	587
641		Series 2003-8, Class 3A2, VAR, 0.743%, 09/25/33	632
792		Series 2003-9, Class 15PO, PO, 10/25/18	627
298		Series 2003-10, Class 15PO, PO, 11/25/18	234
216		Series 2003-11, Class 15PO, PO, 12/25/18	158
1,238		Series 2003-12, Class 6A1, 5.000%, 12/25/33	1,243
256		Series 2004-1, Class 30PO, PO, 02/25/34	145
281		Series 2004-3, Class PO, PO, 03/25/34	169
1,153		Series 2004-4, Class 3A1, 4.500%, 04/25/19	1,180
1,168		Series 2004-6, Class 2A9, 5.250%, 11/26/16	1,129
634		Series 2004-8, Class 1A1, 4.750%, 08/25/19	644
578		Series 2004-8, Class PO, PO, 08/25/19	452
213		Series 2004-9, Class 5A1, 5.250%, 09/25/19	204
1,000		Series 2006-2, Class 1A30, 6.000%, 06/25/36	759
4,680		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.693%, 05/25/35 (e)	3,793
5,199		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	3,119
		Merrill Lynch Mortgage Investors, Inc.,
1,548		Series 2003-A5, Class 2A6, VAR, 3.112%, 08/25/33	1,478
2,016		Series 2004-A4, Class A2, VAR, 2.892%, 08/25/34	2,014
302		Series 2005-A1, Class 3A, VAR, 5.197%, 12/25/34	296
		Merrill Lynch Trust,
1		Series 7, Class B, PO, 04/20/18	1
72		Series 47, Class Z, 8.985%, 10/20/20	80
		MLCC Mortgage Investors, Inc.,
1,216		Series 2003-A, Class 2A2, 0.804%, 03/25/28	1,024
1,062		Series 2003-E, Class A1, VAR, 0.653%, 10/25/28	964
1,459		Series 2004-D, Class A2, VAR, 0.754%, 08/25/29	1,323
1,201		Series 2004-E, Class A2A, 0.784%, 11/25/29	1,003
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,063.970%, 04/20/21	14
		MortgageIT Trust,
884		Series 2005-1, Class 1A1, VAR, 0.663%, 02/25/35	658
354		Series 2005-5, Class A1, VAR, 0.603%, 12/25/35	247
		Nomura Asset Acceptance Corp.,
460		Series 2003-A1, Class A1, 5.500%, 05/25/33	470
136		Series 2003-A1, Class A2, 6.000%, 05/25/33	140
46		Series 2003-A1, Class A5, 7.000%, 04/25/33	47
121		Series 2003-A1, Class A7, 5.000%, 04/25/18	122
924		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	890
		Prime Mortgage Trust,
313		Series 2004-1, Class 2A3, 5.250%, 08/25/34	316
2,366		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	2,433
121		Series 2004-R1, Class A4, PO, 07/27/33	86
1,233		Series 2005-4, Class 2PO, PO, 10/25/35	683
		RBSSP Resecuritization Trust,
2,489		Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	2,526
1,787		Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	1,724
2,007		Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	1,989
2,500		Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	2,470
3,565		Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	3,529
2,440		Series 2010-2, Class 2A1, 4.500%, 11/26/22 (e)	2,410
5,800		Series 2010-4, Class 12A1, 4.500%, 03/26/21 (e)	5,912
		Residential Accredit Loans, Inc.,
496		Series 2001-QS19, Class A2, 6.000%, 12/25/16	503
135		Series 2002-QS16, Class A3, IF, 15.906%, 10/25/17	133
990		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	836
250		Series 2003-QR24, Class A5, 4.000%, 07/25/33	211
448		Series 2003-QS1, Class A6, 4.250%, 01/25/33	451
1,224		Series 2003-QS12, Class A2A, IF, IO, 7.257%, 06/25/18	166
536		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	59
1,636		Series 2003-QS13, Class A5, 0.993%, 07/25/33	1,446
9,770		Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	186
1,415		Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,408
1,349		Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,356
1,168		Series 2003-QS19, Class A1, 5.750%, 10/25/33	1,126
400		Series 2003-QS3, Class A2, IF, 15.746%, 02/25/18	434
818		Series 2003-QS3, Class A8, IF, IO, 7.257%, 02/25/18	96
1,019		Series 2003-QS9, Class A3, IF, IO, 7.207%, 05/25/18	135
1,610		Series 2004-QA4, Class NB3, VAR, 5.381%, 09/25/34	1,543
470		Series 2004-QA6, Class NB2, VAR, 3.395%, 12/26/34	361
1,115		Series 2004-QS10, Class A6, 6.000%, 07/25/34	1,022
1,384		Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,098
1,028		Series 2004-QS8, Class A2, 5.000%, 06/25/34	1,007
348		Series 2005-QA10, Class A31, VAR, 5.576%, 09/25/35	223
2,000		Series 2005-QA6, Class A32, VAR, 5.630%, 05/25/35	1,312
544		Series 2006-QS4, Class A7, IF, 19.867%, 04/25/36	536
781		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	517
		Residential Asset Securitization Trust,
245		Series 2002-A13, Class A4, 5.250%, 12/25/17	243
737		Series 2003-A13, Class A3, 5.500%, 01/25/34	600
266		Series 2003-A14, Class A1, 4.750%, 02/25/19	267
930		Series 2003-A5, Class A1, 5.500%, 06/25/33	901
380		Series 2005-A11, Class PO, PO, 10/25/35	242
4,377		Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	674
8,130		Series 2005-A2, Class A4, IF, IO, 4.707%, 03/25/35	630
1,723		Series 2006-A4, Class 2A5, 6.000%, 05/25/36	766
1,000		Series 2006-A6, Class 2A13, 6.000%, 07/25/36	496
		Residential Funding Mortgage Securities I,
15		Series 2003-S11, Class A1, 2.500%, 06/25/18	15
297		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	296
1,554		Series 2003-S13, Class A3, 5.500%, 06/25/33	1,413
516		Series 2003-S14, Class A4, PO, 07/25/18	491
1,469		Series 2003-S16, Class A3, 5.000%, 09/25/18	1,489
1,395		Series 2003-S20, Class 2A1, 4.750%, 12/25/18	1,416
641		Series 2003-S7, Class A17, 4.000%, 05/25/33	635
844		Series 2004-S6, Class 2A6, PO, 06/25/34	695
959		Series 2004-S6, Class 3A5, 4.500%, 06/25/19	942
973		Series 2005-SA4, Class 1A1, VAR, 3.744%, 09/25/35	756
		Residential Funding Securities LLC,
65		Series 2002-RM1, Class API, PO, 12/25/17	54
140		Series 2003-RM2, Class AP-3, PO, 05/25/33	112
		Salomon Brothers Mortgage Securities VII, Inc.,
2,110		Series 2003-HYB1, Class A, VAR, 3.690%, 09/25/33	2,076
165		Series 2003-UP2, Class PO1, PO, 12/25/18	133
		Sequoia Mortgage Trust,
1,323		Series 2004-8, Class A1, SUB, 0.690%, 09/20/34	1,140
2,020		Series 2004-8, Class A2, SUB, 0.754%, 09/20/34	1,864
1,704		Series 2004-10, Class A1A, SUB, 0.650%, 11/20/34	1,596
1,000		Station Place Securitization Trust, Series 2009-1, Class A, VAR, 1.843%, 01/25/40 (e)	1,002
2,934		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.940%, 06/25/34	2,780
		Structured Asset Securities Corp.,
80		Series 2002-10H, Class 1AP, PO, 05/25/32	58
612		Series 2003-8, Class 1A2, 5.000%, 04/25/18	585
1,048		Series 2003-16, Class A3, VAR, 0.843%, 06/25/33	957
202		Series 2003-21, Class 1A3, 5.500%, 07/25/33	204
983		Series 2003-32, Class 1A1, VAR, 5.145%, 11/25/33	1,004
405		Series 2003-31A, Class B1, VAR, 2.895%, 10/25/33	181
1,588		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,506
770		Series 2003-33H, Class 1APO, PO, 10/25/33	516
7,299		Series 2003-37A, Class 2A, VAR, 4.997%, 12/25/33	7,395
5,089		Series 2004-20, Class 1A3, 5.250%, 11/25/34 (m)	5,068
3,300		Series 2004-5H, Class A4, 5.540%, 12/25/33	3,192
1,245		Series 2005-6, Class 4A1, 5.000%, 05/25/35	1,207
316		Series 2005-6, Class 5A8, IF, 13.214%, 05/25/35	304
		Thornburg Mortgage Securities Trust,
325		Series 2003-4, Class A1, VAR, 0.663%, 09/25/43	295
290		Series 2004-1, Class II2A, 2.104%, 03/25/44	277
		WaMu Mortgage Pass-Through Certificates,
1,309		Series 2002-S5, Class B3, 6.389%, 09/25/32	883
265		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	270
1,982		Series 2003-AR7, Class A7, VAR, 2.831%, 08/25/33	1,945
1,402		Series 2003-AR8, Class A, VAR, 2.847%, 08/25/33	1,387
5,420		Series 2003-AR9, Class 1A6, VAR, 2.833%, 09/25/33	5,319
1,233		Series 2003-AR9, Class 2A, VAR, 2.882%, 09/25/33	1,234
2,138		Series 2003-S10, Class A5, 5.000%, 10/25/18	2,141
323		Series 2003-S10, Class A6, PO, 10/25/18	298
975		Series 2003-S11, Class 2A5, IF, 16.107%, 11/25/33	1,020
490		Series 2003-S7, Class A1, 4.500%, 08/25/18	495
1,316		Series 2003-S8, Class A4, 4.500%, 09/25/18	1,297
1,355		Series 2003-S8, Class A6, 4.500%, 09/25/18	1,351
4,235		Series 2003-S9, Class A8, 5.250%, 10/25/33	3,914
280		Series 2003-S9, Class P, PO, 10/25/33	167
2,601		Series 2004-AR14, Class A1, VAR, 2.740%, 01/25/35	2,547
344		Series 2004-AR3, Class A1, VAR, 2.712%, 06/25/34	329
2,332		Series 2004-AR3, Class A2, VAR, 2.712%, 06/25/34	2,283
2,127		Series 2004-CB2, Class 5A, 5.000%, 07/25/19	2,174
565		Series 2004-CB2, Class 7A, 5.500%, 08/25/19	577
2,468		Series 2004-S1, Class 1A3, VAR, 0.743%, 03/25/34	2,406
3,321		Series 2004-S2, Class 2A4, 5.500%, 06/25/34	3,234
498		Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	262
		Washington Mutual Alternative Mortgage Pass-Through Certificates,
546		Series 2005-1, Class 1A1, 5.500%, 03/25/35	478
14,374		Series 2005-2, Class 1A4, IF, IO, 4.707%, 04/25/35	1,279
1,489		Series 2005-4, Class CB7, 5.500%, 06/25/35	1,139
596		Series 2005-4, Class DP, PO, 06/25/20	470
1,971		Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,604
17,387		Series 2005-11, Class A4, IF, IO, 4.607%, 01/25/36	1,726
		Washington Mutual MSC Mortgage Pass-Through Certificates,
240		Series 2002-MS12, Class A, 6.500%, 05/25/32	247
224		Series 2004-RA4, Class 1P, PO, 04/25/19	191
1,358		Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2004-RA2, Class 2A, 7.000%, 07/25/33	1,386
		Wells Fargo Mortgage-Backed Securities Trust,
990		Series 2003-8, Class A9, 4.500%, 08/25/18	997
3,625		Series 2003-11, Class 1A4, 4.750%, 10/25/18	3,667
746		Series 2003-11, Class 1APO, PO, 10/25/18	593
1,110		Series 2003-13, Class A7, 4.500%, 11/25/18	1,118
266		Series 2003-14, Class 1A1, 4.750%, 12/25/18	269
2,296		Series 2003-15, Class 1A1, 4.750%, 12/25/18	2,351
656		Series 2003-16, Class 2A1, 4.500%, 12/25/18	665
18,733		Series 2003-16, Class 2AIO, IO, VAR, 0.120%, 12/25/18	48
1,058		Series 2003-17, Class APO, PO, 01/25/34	605
1,533		Series 2003-K, Class 1A1, VAR, 4.472%, 11/25/33	1,556
420		Series 2003-K, Class 1A2, VAR, 4.472%, 11/25/33	428
470		Series 2004-1, Class A11, PO, 02/25/34	337
605		Series 2004-2, Class APO, PO, 01/25/19	483
583		Series 2004-7, Class 2A1, 4.500%, 07/25/19	593
2,013		Series 2004-7, Class 2A2, 5.000%, 07/25/19	2,089
819		Series 2004-B, Class A1, VAR, 4.896%, 02/25/34	831
1,568		Series 2004-BB, Class A4, VAR, 2.902%, 01/25/35	1,561
2,806		Series 2004-EE, Class 2A1, VAR, 3.050%, 12/25/34	2,798
351		Series 2004-EE, Class 2A2, VAR, 3.050%, 12/25/34	348
1,469		Series 2004-EE, Class 3A1, VAR, 3.596%, 12/25/34	1,480
1,950		Series 2004-I, Class 1A1, VAR, 3.322%, 07/25/34	1,906
2,907		Series 2004-P, Class 2A1, VAR, 3.060%, 09/25/34	2,848
286		Series 2004-Q, Class 1A3, VAR, 4.870%, 09/25/34	257
2,750		Series 2004-U, Class A1, VAR, 3.292%, 10/25/34	2,712
2,002		Series 2004-V, Class 1A1, VAR, 3.143%, 10/25/34	2,037
676		Series 2005-9, Class 1APO, PO, 10/25/35	437
2,241		Series 2005-13, Class A1, 5.000%, 11/25/20	2,271
370		Series 2005-15, Class APO, PO, 12/25/20	283
857		Series 2005-AR16, Class 2A1, VAR, 2.995%, 10/25/35	777
1,003		Series 2005-AR8, Class 2A1, VAR, 3.098%, 06/25/35	994
2,200		Series 2007-7, Class A7, 6.000%, 06/25/37	1,824
1,662		Series 2007-11, Class A14, 6.000%, 08/25/37	1,342

			517,527
		Total Collateralized Mortgage Obligations (Cost $1,305,123)	1,360,975
Commercial Mortgage-Backed Securities — 0.3%
		Banc of America Commercial Mortgage, Inc.,
700		Series 2005-3, Class A4, 4.668%, 07/10/43	703
500		Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	517
1,000		Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	1,004
2,000		Series 2006-4, Class A4, 5.634%, 07/10/46	2,023
500		Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4, VAR, 5.456%, 03/11/39	517
1,446		CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	1,386
500		Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.655%, 05/12/39	511
250		Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.649%, 06/11/42	257

		Total Commercial Mortgage-Backed Securities (Cost $6,759)	6,918
Mortgage Pass-Through Securities — 15.0%
		Federal Home Loan Mortgage Corp.,
245		ARM, 2.560%, 03/01/35	255
371		ARM, 2.605%, 12/01/33	385
440		ARM, 2.649%, 04/01/34	454
480		ARM, 4.335%, 11/01/36	502
92		ARM, 4.928%, 01/01/30	95
856		ARM, 5.243%, 03/01/36	897
591		ARM, 5.322%, 05/01/38	623
206		ARM, 5.414%, 07/01/37	216
648		ARM, 5.425%, 03/01/36	681
565		ARM, 5.508%, 12/01/35	594
810		ARM, 5.551%, 05/01/36	854
707		ARM, 5.652%, 04/01/38	744
365		ARM, 5.794%, 05/01/37	386
1,940		ARM, 5.838%, 10/01/36	2,055
1,100		ARM, 5.874%, 11/01/36	1,168
338		ARM, 5.889%, 02/01/37	358
511		ARM, 5.926%, 02/01/37	542
331		ARM, 5.970%, 10/01/36	355
1,185		ARM, 6.003%, 06/01/36	1,261
954		ARM, 6.013%, 12/01/36	1,014
480		ARM, 6.040%, 10/01/37	511
790		ARM, 6.044%, 02/01/37	839
1,884		ARM, 6.195%, 03/01/37	1,986
572		ARM, 6.261%, 09/01/36	602
527		ARM, 6.306%, 10/01/36	557
1,079		ARM, 6.314%, 09/01/37	1,148
530		ARM, 6.455%, 02/01/37	572
1,543		ARM, 6.671%, 11/01/36	1,666
975		ARM, 6.672%, 10/01/36	1,027
570		ARM, 6.803%, 08/01/36	601
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
350		3.500%, 05/01/19	351
9,747		4.000%, 06/01/13 - 06/01/19 (m)	10,123
3,917		4.500%, 07/01/14 - 10/01/18	4,073
632		5.000%, 12/01/18	679
969		5.500%, 06/01/17 - 02/01/21	1,045
6,004		6.000%, 06/01/17 - 03/01/22	6,485
1,356		6.500%, 08/01/12 - 03/01/22	1,465
637		7.000%, 01/01/17 - 07/01/17	686
74		7.500%, 08/01/11 - 12/01/15	77
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
4,597		5.500%, 05/01/27 - 03/01/28	4,926
1,646		6.000%, 01/01/14 - 02/01/24	1,808
2,694		6.500%, 05/01/22 - 01/01/28	2,956
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year FHA/VA,
2,286		7.500%, 01/01/32 - 12/01/36	2,592
1,568		10.000%, 10/01/30	1,848
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,524		4.000%, 10/01/33	2,506
6,089		5.500%, 10/01/33 - 07/01/35	6,527
1,407		6.000%, 11/01/28 - 12/01/33	1,535
8,795		6.500%, 05/01/24 - 11/01/36 (m)	9,692
2,279		7.000%, 07/01/29 - 10/01/36	2,531
448		7.500%, 09/01/38	496
60		8.500%, 08/01/30	69
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
6,372		5.500%, 02/01/18 - 04/01/18	6,769
1,165		6.500%, 11/01/36 - 12/01/36	1,258
1,077		7.000%, 12/01/14 - 08/01/47	1,171
168		7.500%, 10/01/37	185
154		10.500%, 07/20/21	172
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
14		7.500%, 03/01/17 - 05/01/17	15
12		8.750%, 06/01/17	13
5		10.500%, 05/01/19	6
16		12.000%, 08/01/15 - 07/01/19	18
		Federal National Mortgage Association,
827		ARM, 1.686%, 08/01/34	840
400		ARM, 1.979%, 01/01/33	407
662		ARM, 1.988%, 02/01/35	680
421		ARM, 1.991%, 02/01/35	432
4,491		ARM, 2.026%, 01/01/35 (m)	4,613
1,805		ARM, 2.238%, 05/01/35	1,843
377		ARM, 2.387%, 04/01/34	389
785		ARM, 2.416%, 01/01/36	813
26		ARM, 2.419%, 03/01/19	26
606		ARM, 2.472%, 06/01/34	620
379		ARM, 2.474%, 05/01/35	388
590		ARM, 2.585%, 05/01/34	607
1,693		ARM, 2.698%, 04/01/35	1,760
990		ARM, 2.736%, 07/01/33	1,026
193		ARM, 2.767%, 05/01/35	200
773		ARM, 2.786%, 10/01/34	793
188		ARM, 2.805%, 11/01/33	196
649		ARM, 2.891%, 10/01/34	673
458		ARM, 3.024%, 06/01/35	473
636		ARM, 3.031%, 02/01/34	657
450		ARM, 3.073%, 10/01/34	466
740		ARM, 3.087%, 10/01/34	766
198		ARM, 3.099%, 01/01/34	205
402		ARM, 3.142%, 09/01/35	416
478		ARM, 3.238%, 09/01/34	495
42		ARM, 3.371%, 09/01/27	43
597		ARM, 3.431%, 08/01/34	612
1,267		ARM, 3.855%, 04/01/35	1,307
154		ARM, 4.011%, 03/01/29	159
696		ARM, 4.052%, 08/01/34	720
624		ARM, 4.090%, 09/01/33	646
399		ARM, 4.214%, 04/01/34	414
1,010		ARM, 4.935%, 07/01/33	1,061
1,181		ARM, 5.139%, 10/01/34	1,239
798		ARM, 5.160%, 11/01/33	832
954		ARM, 5.255%, 09/01/36	1,001
1,152		ARM, 5.297%, 01/01/38	1,223
532		ARM, 5.484%, 07/01/37	564
351		ARM, 5.587%, 12/01/36	369
43		ARM, 5.600%, 11/01/32	45
5,848		ARM, 5.686%, 01/01/23	6,207
1,705		ARM, 5.763%, 12/01/37	1,813
1,184		ARM, 5.801%, 12/01/36	1,254
720		ARM, 5.836%, 11/01/36	766
1,276		ARM, 5.882%, 07/01/36	1,356
1,819		ARM, 5.900%, 07/01/37	1,925
555		ARM, 5.908%, 10/01/36	589
774		ARM, 5.967%, 08/01/36	822
1,034		ARM, 6.083%, 11/01/37	1,098
980		ARM, 6.124%, 10/01/36	1,038
1,507		ARM, 6.182%, 06/01/36	1,591
594		6.500%, 02/01/29	660
		Federal National Mortgage Association, 15 Year, Single Family,
1,572		3.500%, 08/01/18	1,581
14,864		4.000%, 07/01/18 - 12/01/18 (m)	15,592
7,156		4.500%, 07/01/18 - 09/01/20	7,606
3,574		5.000%, 12/01/16 - 07/01/20	3,840
10,133		5.500%, 11/01/18 - 07/01/20	10,947
11,417		6.000%, 06/01/16 - 01/01/24	12,354
4,300		6.500%, 09/01/13 - 02/01/24	4,663
2,503		7.000%, 12/01/16 - 08/01/21	2,720
165		7.500%, 03/01/17 - 10/01/17	180
184		8.000%, 04/01/11 - 01/01/16	197
36		8.500%, 09/01/11	37
		Federal National Mortgage Association, 20 Year, Single Family,
1,312		5.500%, 02/01/23	1,417
2,972		6.000%, 02/01/14 - 09/01/29	3,211
4,097		6.500%, 06/01/16 - 12/01/27	4,535
85		7.500%, 09/01/21	97
		Federal National Mortgage Association, 30 Year FHA/VA,
88		6.000%, 09/01/33	97
480		6.500%, 03/01/29	534
302		7.000%, 10/01/28 - 02/01/33	340
89		8.000%, 06/01/28	102
8		8.500%, 03/01/30	10
425		9.000%, 05/01/18 - 06/01/31	488
18		10.000%, 07/01/19	20
18		10.500%, 11/01/18	20
36		11.000%, 04/01/19	41
20		Federal National Mortgage Association, 30 Year, FHA/VA, 8.500%, 06/01/30	23
		Federal National Mortgage Association, 30 Year, Single Family,
2,692		4.000%, 08/01/33 - 04/01/34	2,680
1,536		4.500%, 05/01/29 - 11/01/33	1,587
5,111		5.000%, 05/01/33 - 09/01/35	5,385
11,839		5.500%, 11/01/32 - 03/01/34	12,730
4,259		6.000%, 12/01/28 - 01/01/36	4,660
35		6.250%, 07/01/23	38
14,471		6.500%, 11/01/29 - 10/01/38	15,848
4,608		7.000%, 04/01/17 - 10/01/38	5,145
7,826		7.500%, 08/01/36 - 04/01/39	8,881
1,711		8.000%, 03/01/27 - 10/01/36	1,962
191		8.500%, 04/01/26 - 02/01/30	221
2		9.000%, 04/01/26	2
18		9.500%, 07/01/28	20
11		10.000%, 02/01/24	13
22		12.500%, 01/01/16	23
		Federal National Mortgage Association, Other,
1,380		4.000%, 11/01/33	1,357
1,432		4.500%, 11/01/14 - 08/01/33	1,481
597		5.000%, 04/01/22	631
1,042		5.500%, 05/01/13 - 09/01/33	1,091
407		6.000%, 02/01/36	436
1,277		6.500%, 10/01/35 - 06/01/36	1,391
3,589		7.000%, 12/01/36 - 10/01/46	3,944
42		10.195%, 06/15/21	48
16		10.250%, 07/15/13	17
12		11.000%, 08/20/20	14
211		Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	227
		Government National Mortgage Association II, 30 Year, Single Family,
696		3.500%, 09/20/33	668
30		7.500%, 02/20/28 - 09/20/28	34
46		8.000%, 06/20/26 - 11/20/28	53
29		8.500%, 03/20/25 - 05/20/25	33
		Government National Mortgage Association, 15 Year, Single Family,
408		6.000%, 06/15/18	442
107		7.000%, 09/15/14 - 10/15/16	115
73		7.500%, 11/15/17	79
312		8.000%, 01/15/16	338
		Government National Mortgage Association, 20 Year, Single Family,
770		6.500%, 08/15/22 - 11/15/23	837
100		7.000%, 08/15/23	112
		Government National Mortgage Association, 30 Year, Single Family,
192		6.375%, 08/15/26	211
5,645		6.500%, 10/15/27 - 04/15/33	6,240
4,531		7.000%, 09/15/31 - 03/15/37	5,094
121		7.500%, 11/15/22 - 01/15/33	138
16		8.000%, 09/15/22 - 04/15/28	19
14		9.000%, 02/15/30 - 01/15/31	17
1,471		9.500%, 10/15/24	1,784
15		11.000%, 01/15/21	17

		Total Mortgage Pass-Through Securities (Cost $288,529)	300,878
U.S. Government Agency Securities — 1.1%
2,812		Federal Home Loan Bank System, 4.720%, 09/20/12	2,988
		Federal Home Loan Mortgage Corp.,
13,500		4.125%, 12/21/12	14,434
1,000		5.500%, 08/23/17	1,153
		Federal National Mortgage Association,
2,000		5.375%, 06/12/17	2,287
518		5.500%, 03/15/11	538

		Total U.S. Government Agency Securities (Cost $21,006)	21,400
U.S. Treasury Obligations — 7.1%
		U.S. Treasury Bonds,
2,000		7.250%, 05/15/16	2,532
16,000		7.500%, 11/15/16	20,640
350		8.500%, 02/15/20	500
10,900		8.875%, 08/15/17	15,250
2,000		8.875%, 02/15/19	2,878
8,500		9.250%, 02/15/16	11,634
		U.S. Treasury Notes,
3,000		1.375%, 09/15/12	3,032
2,000		2.625%, 07/31/14	2,063
33,000		2.625%, 12/31/14	33,939
10,650		3.125%, 10/31/16	10,938
10,000		3.250%, 12/31/16	10,325
3,000		3.250%, 03/31/17	3,099
2,400		4.250%, 11/15/17	2,633
6,800		4.500%, 05/15/17	7,591
		U.S. Treasury STRIPS,
932		05/15/14	869
12,000		08/15/14	11,090
3,000		02/15/15	2,713
129		02/15/16	112
500		11/15/16	418
700		05/15/19	514
150		02/15/25	81
500		02/15/29	220

		Total U.S. Treasury Obligations (Cost $139,299)	143,071
SHARES
Short-Term Investment — 7.3%
Investment Company — 7.3%
146,129		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (Cost $146,129)	146,129
		Total Investments —99.7% (Cost $1,931,872)	2,003,920
		Other Assets in Excess of Liabilities — 0.3%	6,431
		NET ASSETS — 100.0%	$2,010,351

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2010.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HFC	—	Housing Finance Corp.
IF	—
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2010. The rate may be subject to a cap and floor.

IO	—
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2010.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $512,000 which amounts to less than 0.1% of total investments.

(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)		The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$102,290
Aggregate gross unrealized depreciation	(30,242)
Net unrealized appreciation/depreciation	$72,048
Federal income tax cost of investments	$1,931,872

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$–	$24,549	$–	$24,549
Collateralized Mortgage Obligations	–	1,360,463	512	1,360,975
Commercial Mortgage-Backed Securities	–	6,918	–	6,918
Mortgage Pass-Through Securities	–	300,878	–	300,878
U.S. Government Agency Securities	–	21,400	–	21,400
U.S. Treasury Obligations	–	143,071	–	143,071
Short-Term Investment
Investment Company	146,129	–	–	146,129
Total Investments in Securities	$146,129	$1,857,279	$512	$2,003,920

There were no significant transfers into and out of Levels 1 and 2 during the three months ended May 31, 2010.
Mortgage-Backed Securities Fund
The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization/ accretion	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/10
Investments in Securities
Asset-Backed Securities	$ 317	$ -	$ -	$ -	$ -	$ -	$ (317)	$ -
Collateralized Mortgage Obligations	2,401	-	(110)	1	-	-	(1,780)	512
Total	$ 2,718	$ -	$ (110)	$ 1	$ -	$ -	$(2,097)	$ 512

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.
Transferred from Level 2 to Level 3 due to lack of observable market inputs.
Transferred from Level 3 to Level 2 due to available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(110,000).

JPMorgan Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 97.9%
	Alabama — 0.6%
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,290	Fairfield Industrial Development Board, USX Corp. Project, Rev., VAR, 5.400%, 11/01/11	1,357

	Other Revenue — 0.5%
	Alabama 21st Century Authority, Tobacco Settlement,
1,790	Rev., 5.750%, 07/06/10	1,830
2,000	Rev., 5.750%, 12/01/11	2,025
2,290	Rev., 5.850%, 07/06/10	2,340

		6,195
	Total Alabama	7,552
	Alaska — 2.4%
	Education — 0.9%
	Alaska Student Loan Corp.,
4,500	Series A, Rev., GTD Student Loans, 5.000%, 06/01/11	4,651
3,000	Series A-2, Rev., AMT, 5.000%, 12/01/16	3,128
3,000	Series A-3, Rev., AMT, 5.000%, 06/01/13	3,209

		10,988
	General Obligation — 0.5%
6,350	City of North Slope Boro, Series A, GO, NATL-RE, Zero Coupon, 06/30/13	5,964

	Housing — 0.3%
3,025	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, NATL-RE, 5.000%, 06/01/15	3,126

	Other Revenue — 0.2%
2,500	Northern TOB Securitization Corp., Series A, Rev., 4.625%, 06/01/14	2,437

	Prerefunded — 0.5%
4,805	Four Dam Pool Power Agency, Electrical, Series A, Rev.,
	LOC: Dexia Credit Local, 5.000%, 07/01/14 (p)	5,423

	Total Alaska	27,938
	Arizona — 2.4%
	Certificate of Participation/Lease — 0.7%
2,100	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/15	2,337
	Pinal County,
3,065	COP, 5.250%, 12/01/14	3,160
2,910	COP, 5.250%, 12/01/14	3,020

		8,517
	Hospital — 0.5%
2,000	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/13	2,149
1,000	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 6.000%, 12/01/10	794
3,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/16	3,136

		6,079
	Housing — 0.4%
355	Arizona Housing Finance Authority, Series 2A, Rev., GNMA/FNMA/ FHLMC, 5.625%, 07/01/12	367
	Maricopa County IDA, Single Family Mortgage,
2,376	Series 1B, Rev., VAR, GNMA/FNMA, 5.650%, 05/01/16	2,416
360	Series 2B, Rev., GNMA/FNMA/ FHLMC, 5.950%, 09/01/12	375
345	Phoenix IDA, Single Family Mortgage, Series 2002-2, Rev., AMT, GNMA/FNMA/FHLMC, 5.950%, 09/01/12	359
	Tucson & Prima Counties IDA, Single Family Mortgage,
640	Series 1A, Rev., GNMA COLL, 5.625%, 07/01/12	659
885	Series B, Rev., GNMA/FNMA/ FHLMC, 4.600%, 12/01/30	910

		5,086
	Other Revenue — 0.1%
1,250	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 4.000%, 07/01/15	1,283

	Prerefunded — 0.4%
3,595	City of Phoenix, Series B, GO, 5.000%, 07/01/12 (p)	3,904

	Water & Sewer — 0.3%
2,645	City of Scottsdale, Rev., 5.250%, 07/01/22	3,252

	Total Arizona	28,121
	Arkansas — 1.0%
	Hospital — 0.4%
5,000	Baxter County, Hospital Improvement, Series A, Rev., 5.600%, 07/06/10	5,000

	Housing — 0.1%
850	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/17	906
1	Stuttgart Public Facilities Board, Single Family Mortgage, Series A, Class A-2, Rev., FNMA COLL, 7.900%, 07/06/10	1

		907
	Special Tax — 0.5%
	City of Fayetteville, Sales & Use Tax,
35	Rev., AGM, 4.125%, 11/01/15	36
330	Rev., AGM, 4.250%, 11/01/15	345
960	Series A, Rev., AGM, 4.000%, 11/01/16	960
1,330	City of Rogers, Water Revenue Improvement, Capital Improvement, GO, XLCA, 4.250%, 03/01/17	1,427
3,000	City of Springdale, Sales & Use Tax, Rev., AGM, 4.250%, 07/01/13	3,001

		5,769
	Total Arkansas	11,676
	California — 5.0%
	Certificate of Participation/Lease — 0.4%
5,000	Sacramento City Financing Authority, Rev., COP, NATL-RE, FGIC, 5.000%, 12/01/15	5,178

	General Obligation — 2.4%
3,000	Escondido Union High School District, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/23	1,567
3,000	Mount San Antonio Community College District, GO, Zero Coupon, 05/01/15	2,546
3,400	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/14	3,154
	State of California,
5,000	GO, 5.000%, 10/01/15	5,588
5,000	GO, 5.125%, 04/01/14	5,183
	State of California, Various Purpose,
5,000	GO, 5.000%, 03/01/14	5,549
5,000	GO, 5.000%, 12/01/17	5,141

		28,728
	Hospital — 0.4%
4,375	Kaweah Delta Health Care District, Rev., 5.000%, 08/01/12	4,328

	Housing — 1.0%
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, GO, 5.375%, 06/18/10	1,480
	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program,
345	Series A, Rev., FNMA/GNMA/ FHLMC, 4.200%, 02/01/17	337
45	Series A, Rev., GNMA/FNMA, 5.000%, 06/01/11	46
2,350	Series A, Rev., GNMA/FNMA/ FHLMC, 5.400%, 06/01/16	2,393
5,215	Series FH-1, Rev., 5.500%, 02/01/16 (f) (i)	3,173
4,580	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.750%, 06/15/11	4,691

		12,120
	Other Revenue — 0.3%
3,000	California Statewide Communities Development Authority, Inland Regional Center Project, Rev., 5.000%, 12/01/17	2,773
1,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	1,024

		3,797
	Transportation — 0.4%
4,000	San Francisco City & County Airports Commission, Series 34E, Rev., AMT, AGM, 5.750%, 05/01/18	4,375

	Water & Sewer — 0.1%
1,050	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/19	1,194

	Total California	59,720
	Colorado — 4.9%
	General Obligation — 1.2%
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
2,925	GO, 5.250%, 12/15/20	3,494
6,000	GO, NATL-RE-IBC, 5.000%, 12/15/11	6,410
4,000	Jefferson County School District R-001, GO, 5.000%, 12/15/18	4,686

		14,590
	Hospital — 0.7%
6,290	Colorado Health Facilities Authority, Adventist Health, Unrefunded Balance, Series E, Rev., VAR, 5.125%, 11/15/16	6,421
2,415	Colorado Health Facilities Authority, Parkview Medical Center Project, Series B, Rev., 5.000%, 09/01/17	2,442

		8,863
	Housing — 1.6%
1,060	Colorado Housing & Facilities Finance Authority, Capital Appreciation, Single Family Program, Series C-1, Rev., AMT, Zero Coupon, 07/06/10	361
	Colorado Housing & Facilities Finance Authority, Multi-Family Project,
550	Series C-3, Class I, Rev., AMT, 4.450%, 04/01/11	559
825	Series C-3, Class I, Rev., AMT, 4.550%, 10/01/12	854
820	Series C-3, Class I, Rev., AMT, 4.650%, 10/01/12	845
	Colorado Housing & Facilities Finance Authority, Single Family Program,
100	Series B-2, Rev., NATL-RE-IBC, 6.800%, 10/01/10	101
850	Series C-2, Rev., AMT, FHA/VA MTGS, 7.050%, 07/06/10	901
	Denver City & County, Capital Appreciation, Single Family Mortgage,
1,000	Series A, Rev., MGIC, Zero Coupon, 06/18/10	996
9,850	Series A, Rev., MGIC, Zero Coupon, 06/18/10	7,895
2,770	Denver City & County, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 08/01/16	2,871
	Denver City & County, Single Family Mortgage, Metropolitan Mayors Caucus,
135	Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 05/01/12	137
320	Rev., GNMA/FNMA/FHLMC COLL, 6.150%, 05/01/12	329
145	Series A, Rev., GNMA/FNMA/ FHLMC COLL, 7.300%, 11/01/10	147
1,913	El Paso County, Single Family Mortgage, Series A, Rev., VAR, GNMA/FNMA, 5.350%, 03/01/16	1,969
980	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 10/01/17	1,032
154	IDK Partners III Trust, Pass-Through Certificates, 5.100%, 08/01/23 (f) (i)	154

		19,151
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,920	City of Aurora, McKesson Corp. Project, Series A, Rev., VAR, 5.375%, 07/06/10	1,925

	Prerefunded — 0.6%
5,030	City of Aurora, Single Family Mortgage, Series A-2, Rev., Zero Coupon, 03/01/13 (p)	3,637
135	Colorado Health Facilities Authority, Adventist Health, Series E, Rev., 5.000%, 11/15/13 (p)	153
3,500	Mesa County, Compound Interest, Rev., Zero Coupon, 12/01/11 (p)	3,459

		7,249
	Transportation — 0.6%
	Denver City & County, Airport,
2,410	Series D, Rev., AGM, 5.500%, 11/15/11	2,554
1,000	Series D, Rev., AGM, 5.500%, 11/15/11	1,057
2,500	Series D, Rev., AGM, 5.500%, 11/15/11	2,638
675	Denver City & County, Special Facilities, Airport, Rental Car Project, Series A, Rev., NATL-RE, 6.000%, 07/06/10	681

		6,930
	Total Colorado	58,708
	Delaware — 0.7%
	Housing — 0.7%
	Delaware State Housing Authority, Single Family Mortgage,
1,010	Series A, Rev., 4.350%, 07/01/10	1,032
760	Series A-1, Rev., AMBAC, 5.170%, 07/06/10	790
1,550	Series B, Rev., 4.350%, 07/01/17	1,570
4,320	Series C-1, Rev., AMT, GNMA/ FNMA/FHLMC, 5.550%, 07/01/17	4,615
865	Series D-1, Rev., AMT, 4.625%, 07/01/17	875

	Total Delaware	8,882
	District of Columbia — 1.1%
	Housing — 0.2%
1,980	District of Columbia Housing Finance Agency, Single Family Program, Series B, Rev., AMT, 5.625%, 06/01/15	2,079

	Other Revenue — 0.3%
	District of Columbia, Income Tax,
1,500	Series A, Rev., 5.000%, 12/01/18	1,748
1,650	Series B, Rev., 5.250%, 12/01/19	1,823

		3,571
	Transportation — 0.6%
3,000	Metropolitan Washington Airports Authority, Series A, Rev., AMT, 5.500%, 10/01/18	3,242
4,000	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.250%, 07/01/19	4,445

		7,687
	Total District of Columbia	13,337
	Florida — 6.0%
	Certificate of Participation/Lease — 0.5%
4,000	Collier County School Board, COP, AGM, 5.250%, 02/15/21	4,420
2,000	Miami-Dade County School Board, Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/15	2,168

		6,588
	Education — 0.4%
	Capital Projects Finance Authority, Capital Projects Loan Program,
2,385	Series F-1, Rev., NATL-RE, 5.500%, 08/01/11	2,480
2,880	Series F-1, Rev., NATL-RE, 5.500%, 08/01/11	2,980

		5,460
	Hospital — 0.5%
500	Highlands County Health Facilities Authority, Adventist Health, Series A, Rev., VAR, 5.000%, 11/15/15	541
5,000	South Miami Health Facilities Authority, Baptist Health South Florida Group, Rev., 5.000%, 08/15/17	5,186

		5,727
	Housing — 1.5%
1,415	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.500%, 04/01/17	1,417
	Escambia County, Housing Finance Authority, Single Family Mortgage, Multi-County Program,
2,540	Series A, Rev., GNMA/FNMA/ FHLMC, FHA/VA GTD, 4.800%, 04/01/15	2,494
565	Series A-1, Rev., GNMA/FNMA/ FHLMC, 4.150%, 04/01/16	574
1,300	Florida Housing Finance Corp., Homeowner Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/19	1,389
2,000	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FHLMC/FNMA, 5.000%, 01/01/20 (w)	2,134
	Hillsborough County Housing Finance Authority,
1,510	Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 04/01/15	1,560
1,150	Series 2, Rev., AMT, GNMA/ FNMA/FHLMC, 4.400%, 10/01/16	1,157
850	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA, 5.300%, 04/01/15	874
465	Orange County, Housing Finance Authority, Series B, Rev., AMT, GNMA/FNMA, 5.400%, 09/01/12	491
2,165	Orange County, Housing Finance Authority, Multi-County Program, Series A, Rev., AMT, GNMA, 5.125%, 03/01/17	2,263
	Pinellas County Housing Finance Authority, Multi-County Program,
1,605	Series A-2, Rev., AMT, GNMA/ FNMA/FHLMC, 4.900%, 03/01/17	1,584
1,400	Series B-1, Rev., GNMA/FNMA, 5.200%, 03/01/15	1,422

		17,359
	Resource Recovery — 0.1%
1,135	Lee County, Solid Waste System, Rev., NATL-RE, 5.625%, 10/01/11	1,183

	Special Tax — 0.2%
2,900	Miami-Dade County, Sub Series A, Rev., NATL-RE, Zero Coupon, 07/06/10	2,096

	Transportation — 1.4%
	Hillsborough County Aviation Authority, Tampa International Airport,
7,890	Series A, Rev., NATL-RE, 5.375%, 10/01/13	8,333
5,000	Series A, Rev., NATL-RE, 5.500%, 10/01/13	5,398
3,000	Miami-Dade County, Miami International Airport, Series B, Rev., AMT, AGM-CR, CIFG, 5.000%, 10/01/15	3,205

		16,936
	Utility — 0.9%
5,000	City of Port St. Lucie, Rev., NATL-RE, 5.250%, 09/01/24	5,353
4,640	Fort Pierce Utilities Authority, Rev., AMBAC, 5.000%, 10/01/13	5,005

		10,358
	Water & Sewer — 0.5%
5,000	Tampa Bay Water Utility System, Rev., NATL-RE, FGIC, 5.500%, 10/01/22	5,965

	Total Florida	71,672
	Georgia — 1.2%
	Certificate of Participation/Lease — 0.5%
5,000	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/22	5,807

	General Obligation — 0.5%
5,000	Fulton County School District, GO, 5.500%, 01/01/21	6,107

	Housing — 0.2%
2,310	Atlanta Urban Residential Finance Authority, Multi-Family Housing, Mortgage-Backed Securities, Series B, Rev., GNMA/FNMA/FHLMC, 5.500%, 10/01/17	2,373

	Total Georgia	14,287
	Hawaii — 0.4%
	General Obligation — 0.4%
	City & County of Honolulu,
1,470	Series D, GO, 5.250%, 09/01/19	1,667
2,900	Series D, GO, 5.250%, 09/01/19	3,269

		4,936
	Prerefunded — 0.0% (g)
275	Hawaii Housing & Community Development Corp., Multi-Family Housing, Sunset Villas, Rev., GNMA COLL, 5.000%, 07/20/10 (p)	281

	Total Hawaii	5,217
	Idaho — 0.1%
	Housing — 0.1%
785	Idaho Housing & Finance Association, Series A, Class III, Rev., 5.550%, 07/01/11	808
	Idaho Housing & Finance Association, Single Family Mortgage,
60	Series D, Rev., FHA/VA MTGS, 6.450%, 07/06/10	60
115	Series E-2, Rev., 5.950%, 07/06/10	115
125	Series H, Rev., FHA/VA MTGS, 6.050%, 07/06/10	126
40	Sub Series A, Rev., FHA/VA MTGS, 5.350%, 07/06/10	40

	Total Idaho	1,149
	Illinois — 5.5%
	Certificate of Participation/Lease — 0.4%
	University of Illinois, Academic Facilities Projects,
2,985	Series A, COP, AMBAC, 5.000%, 03/15/12	3,168
1,750	Series A, COP, AMBAC, 5.000%, 03/15/13	1,897

		5,065
	General Obligation — 1.5%
	Chicago Board of Education,
3,000	Series C, GO, 5.250%, 12/01/18	3,225
2,000	Series C, GO, AGC-ICC, 5.250%, 12/01/18	2,155
350	City of Chicago Heights, Series A, GO, NATL-RE, FGIC, 5.650%, 12/01/10 (p)	359
1,315	City of Chicago, Unrefunded Balance, Series A, GO, AGM, 5.250%, 01/01/14	1,454
8,680	State of Illinois, Series 1, GO, NATL-RE, FGIC, 6.000%, 11/01/26	10,133

		17,326
	Hospital — 0.1%
1,500	Illinois Finance Authority, OSF Healthcare Systems, Rev., 5.250%, 05/15/14	1,515

	Housing — 2.1%
	City of Aurora, Single Family Mortgage,
2,130	Series A, Rev., AMT, GNMA/ FNMA/FHLMC, FHA/VA GTD, 5.500%, 12/01/39	2,237
2,217	Series B, Rev., GNMA/FNMA/ FHLMC, 5.450%, 12/01/39	2,323
	City of Chicago, Single Family Mortgage,
1,235	Series B, Rev., GNMA/FNMA/ FHLMC COLL, 6.000%, 04/01/12	1,291
2,860	Series C, Rev., GNMA/FNMA, 5.750%, 12/01/15	3,046
540	Series C, Rev., GNMA/FNMA/ FHLMC, 4.200%, 12/01/16	545
145	Series C, Rev., NATL-RE-IBC, GNMA/FNMA/FHLMC, 7.000%, 09/01/10	149
4,010	Series E, Rev., GNMA/FNMA/ FHLMC, 5.500%, 06/01/16	4,230
3,075	Series K, Rev., GNMA/FNMA/ FHLMC, 5.350%, 12/01/16	3,207
	Illinois Developmental Finance Authority, Multi-Family Housing, Lincoln Place,
2,825	Series A, Rev., GNMA COLL, 6.500%, 07/20/10	2,980
4,465	Series A, Rev., GNMA COLL, 6.600%, 07/20/10	4,702
45	Peoria, Moline & Freeport, Single Family Collateral Mortgage, Series A, Rev., GNMA COLL/FHA/VA MTGS, 7.600%, 07/06/10	46

		24,756
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
3,485	City of Chicago, Peoples Gas Light & Coke, Series B, Rev., VAR, 4.750%, 07/06/10	3,544

	Prerefunded — 0.6%
6,265	City of Chicago, Series A, GO, AGM, 5.250%, 01/01/14 (p)	7,126

	Transportation — 0.5%
5,980	Chicago O'Hare International Airport, 3rd Lien, Series C, Rev., AMT, NATL-RE, 5.250%, 01/01/15	6,068
100	City of Chicago, Midway Airport, Series A, Rev., AMT, AGM, 5.125%, 01/01/11	100

		6,168
	Total Illinois	65,500
	Indiana — 2.0%
	Hospital — 0.4%
	Indiana Health & Educational Facilities Finance Authority, Baptist Homes of Indiana,
805	Rev., 5.000%, 11/15/12	846
1,095	Rev., 5.000%, 11/15/15	1,156
1,000	Rev., 5.250%, 11/15/15	988
1,750	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.000%, 05/01/13	1,910

		4,900
	Housing — 0.5%
	Indiana Housing & Community Development Authority,
3,230	Series B-2, Rev., GNMA/FNMA, 5.000%, 07/01/14	3,315
2,130	Series C-2, Rev., GNMA/FNMA, 5.000%, 01/01/15	2,182

		5,497
	Other Revenue — 0.4%
4,790	Indiana State Finance Authority Revenue, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/18	5,239

	Transportation — 0.3%
3,000	Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series F, Rev., AMBAC, 5.250%, 01/01/14	3,252

	Water & Sewer — 0.4%
4,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 01/01/16	4,343

	Total Indiana	23,231
	Iowa — 0.5%
	Housing — 0.1%
900	Iowa Finance Authority, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/19	961

	Prerefunded — 0.4%
4,795	Tobacco Settlement Authority of Iowa, Asset-Backed, Series B, Rev., 5.300%, 06/01/11 (p)	5,019

	Total Iowa	5,980
	Kansas — 1.3%
	Housing — 1.3%
	Sedgwick & Shawnee Counties, Single Family Mortgage,
2,795	Series A, Rev., GNMA/FNMA, 5.400%, 12/01/15	2,917
1,160	Series A-3, Rev., GNMA/FNMA, 5.500%, 06/01/15	1,236
575	Series A-3, Rev., GNMA/FNMA, 5.650%, 06/01/15	595
	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program,
705	Series A, Rev., GNMA/FNMA, 6.050%, 06/01/13	753
3,745	Series A, Rev., GNMA/FNMA/ FHLMC, 5.450%, 06/01/16	3,902
2,740	Series A-4, Rev., GNMA/FNMA/ FHLMC, 5.850%, 06/01/17	2,884
2,540	Series B-2, Rev., GNMA/FNMA/ FHLMC, 5.250%, 06/01/16	2,649
825	Series B-3, Rev., GNMA/FNMA, 5.750%, 12/01/12	877
160	Series B-5, Rev., GNMA/FNMA/ FHLMC, 4.100%, 12/01/16	159

	Total Kansas	15,972
	Kentucky — 0.4%
	Housing — 0.4%
4,295	Kentucky Housing Corp., Series A, Rev., 5.000%, 07/01/19	4,620

	Louisiana — 2.3%
	Certificate of Participation/Lease — 0.1%
1,000	Louisiana State Military Department, CR, Rev., COP, 5.000%, 08/01/15	1,101

	Hospital — 0.9%
5,000	Louisiana Public Facilities Authority, Franciscan Missionaries, Series A, Rev., AGM, 5.750%, 07/01/18	5,477
	St. Tammany Parish Hospital Service District No. 2,
540	Series B, GO, RADIAN, 5.250%, 03/01/11	553
515	Series B, GO, RADIAN, 5.250%, 03/01/12	538
440	St. Tammany Parish Public Trust Financing Authority, Christwood Project, Rev., 5.700%, 07/06/10	421
	Tangipahoa Parish Hospital Service District No. 1, North Oaks Medical Center Project,
2,000	Series A, Rev., 5.375%, 02/01/13	2,087
1,190	Series A, Rev., 5.375%, 02/01/13	1,220

		10,296
	Housing — 0.7%
	Calcasieu Parish Public Transportation Authority, Single Family Mortgage,
250	Series B, Rev., GNMA/FNMA, 5.000%, 04/01/13	254
2,785	Series B, Rev., AMT, GNMA/ FNMA/FHLMC, 5.350%, 09/01/16	2,860
1,033	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 04/01/19	1,116
	Jefferson Parish Finance Authority, Single Family Mortgage,
540	Series B-1, Rev., GNMA/FNMA COLL, 6.650%, 06/01/11	575
2,635	Series C, Rev., GNMA/FNMA, 4.500%, 12/01/13	2,635
205	Series C-1, Rev., GNMA/FNMA, 7.000%, 06/18/10	208
305	Jefferson Parish School Board, Sales & Use Tax, Single Family Mortgage, Series D, Rev., GNMA/FNMA/ FHLMC, 4.000%, 12/01/16	309
810	Louisiana Housing Finance Agency, Single Family Home Ownership Program, Series A, Rev., GNMA/ FNMA/FHLMC, 5.500%, 06/01/18	853

		8,810
	Utility — 0.6%
	Louisiana Energy & Power Authority,
4,320	Rev., AGM, 5.750%, 01/01/12	4,656
2,290	Rev., AGM, 5.750%, 01/01/13	2,557

		7,213
	Total Louisiana	27,420
	Maryland — 2.6%
	General Obligation — 2.4%
5,000	Montgomery County, Public Improvement, Series A, GO, 5.000%, 08/01/18	5,931
3,000	State of Maryland, Series B, GO, 5.000%, 03/01/19	3,557
	State of Maryland, State and Local Facilities Lien,
6,000	Series 1, GO, 5.000%, 03/15/17 (p)	7,011
5,000	Series 2, GO, 5.000%, 08/01/13	5,622
5,450	Series 2, GO, 5.000%, 08/01/13	6,147

		28,268
	Housing — 0.2%
640	Baltimore County, Multi-Family Housing, Compound Interest, Series A, Rev., FHA, Zero Coupon, 07/06/10	295
970	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series D, Rev., AMT, 5.500%, 01/01/17	1,017
710	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., FNMA, 4.500%, 12/15/15	745
120	Prince Georges County, Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/ FNMA/FHLMC, 5.600%, 06/01/12	124

		2,181
	Total Maryland	30,449
	Massachusetts — 2.5%
	Education — 0.2%
	Massachusetts Health & Educational Facilities Authority, Springfield College,
1,050	Rev., 5.000%, 10/15/15	1,156
1,060	Rev., 5.000%, 10/15/17	1,154

		2,310
	General Obligation — 0.7%
	Commonwealth of Massachusetts,
5,250	Series A, GO, 5.000%, 08/01/18	5,828
2,500	Series B, GO, AGM, 5.250%, 09/01/21	2,970

		8,798
	Housing — 0.7%
3,725	Boston Housing Authority, Rev., AGM, 5.000%, 04/01/16	4,248
1,000	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., AMT, 4.900%, 12/01/15	1,012
	New Bedford Housing Authority, Capital Funding Program,
675	Series A, Rev., 3.400%, 10/01/11	697
700	Series A, Rev., 3.600%, 10/01/12	739
725	Series A, Rev., 3.750%, 10/01/13	776
750	Series A, Rev., 3.900%, 10/01/14	811

		8,283
	Prerefunded — 0.4%
3,920	Commonwealth of Massachusetts, Series D, GO, NATL-RE, 5.375%, 08/01/12 (p)	4,304

	Water & Sewer — 0.5%
5,000	Massachusetts State Water Pollution Abatement, MWRA Program, Rev., 5.250%, 08/01/24	6,021

	Total Massachusetts	29,716
	Michigan — 2.5%
	Education — 0.4%
4,000	University of Michigan, Series C, Rev., 5.000%, 04/01/18	4,705

	Hospital — 1.1%
2,055	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	2,155
1,000	Michigan State Hospital Finance Authority, Ascension Health, Rev., 5.000%, 11/15/16	1,105
	Michigan State Hospital Finance Authority, Oakwood Obligation Group,
5,000	Rev., 5.500%, 11/01/13	5,184
2,500	Series A, Rev., 5.000%, 07/15/15	2,678
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 5.125%, 07/01/14	2,459

		13,581
	Housing — 0.5%
	Michigan State Housing Development Authority,
3,780	Series A, Rev., AMT, 5.000%, 12/01/15	3,912
2,030	Series D, Rev., AMT, AGM, 4.950%, 07/01/15	2,061

		5,973
	Water & Sewer — 0.5%
5,430	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/16	5,775

	Total Michigan	30,034
	Minnesota — 2.4%
	General Obligation — 0.4%
4,465	State of Minnesota, Various Purpose, Series K, GO, 5.000%, 11/01/19	5,268

	Housing — 1.7%
5,569	Dakota County Community Development Agency, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 02/01/17	5,741
839	Dakota County Community Development Agency, Single Family Mortgage, Series B, Rev., GNMA/ FNMA/FHLMC, 5.150%, 04/01/16	850
4,195	Minneapolis & St. Paul Housing Finance Board, Mortgage-Backed Securities Program, City Living, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 02/01/17	4,350
1,625	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 07/06/10	1,638
	Minnesota Housing Finance Agency, Residential Housing Finance,
1,480	Series D, Rev., VAR, AMT, 5.500%, 07/01/16	1,565
5,265	Series L, Rev., AMT, 5.500%, 01/01/17	5,591

		19,735
	Transportation — 0.3%
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series B, Rev., AMT, 5.000%, 01/01/16	3,239

	Total Minnesota	28,242
	Mississippi — 0.6%
	Education — 0.1%
945	Jackson State University Educational Building Corp., Campus Facilities Project, Rev., VAR, 5.000%, 03/01/11	974

	Housing — 0.5%
6,055	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/17	6,374

	Total Mississippi	7,348
	Missouri — 1.2%
	Housing — 0.9%
	Missouri Housing Development Commission, Home Ownership Loan Program,
2,325	Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/14	2,441
835	Series B-1, Rev., AMT, GNMA/ FNMA/FHLMC, 5.050%, 09/01/16	850
3,945	Series C-1, Rev., AMT, GNMA/ FNMA/FHLMC, 5.600%, 03/01/17	4,197
2,095	Series E-1, Rev., AMT, GNMA/ FNMA, 5.600%, 03/01/16	2,208
1,025	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage, Series E-1, Rev., 5.000%, 11/01/19 (w)	1,101
	Missouri Housing Development Commission, Single Family Homeowner Mortgage,
100	Series B-1, Rev., AMT, GNMA/FNMA COLL, 6.150%, 07/06/10	102
145	Series B-1, Rev., AMT, NATL-RE-IBC, 7.450%, 07/06/10	148

		11,047
	Prerefunded — 0.1%
915	Cameron IDA, Community Hospital, Rev., ACA, 6.250%, 12/01/10 (p)	948

	Transportation — 0.2%
2,105	City of St. Louis, Lambert, Series B, Rev., AMT, AGM, 5.000%, 07/01/17	2,172

	Total Missouri	14,167
	Montana — 0.4%
	Housing — 0.4%
	Montana Board of Housing, Single Family Mortgage,
3,550	Series A, Rev., 5.250%, 06/01/15	3,711
230	Series B, Rev., 5.500%, 06/01/15	243
865	Series B-2, Rev., AMT, 6.000%, 06/18/10	889

	Total Montana	4,843
	Nebraska — 0.4%
	Housing — 0.4%
	Nebraska Investment Finance Authority,
1,935	Series C, Rev., 5.500%, 03/01/15	1,998
2,100	Series C, Rev., GNMA/FNMA/ FHLMC, 5.250%, 03/01/14	2,146

	Total Nebraska	4,144
	Nevada — 1.5%
	Education — 0.5%
5,445	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.000%, 01/01/16	5,842

	General Obligation — 0.6%
7,000	Clark County School District, Series B, GO, AGM, 5.000%, 06/15/14	7,561

	Housing — 0.2%
855	Nevada Housing Division, Multi-Unit Housing, Citivista Project, Series A, Rev., FNMA COLL, 5.450%, 10/01/10	859
20	Nevada Housing Division, Single Family Mortgage, Sub Series A-1, Rev., AMT, 5.200%, 07/06/10	20
1,972	Nevada Rural Housing Authority, Series A, Rev., AMT, GNMA/ FNMA/FHLMC, 5.200%, 03/01/17	2,062

		2,941
	Other Revenue — 0.2%
1,735	Las Vegas Special Improvement District No. 707, Series A, Special Assessment, AGM, 5.400%, 12/01/10	1,752

	Total Nevada	18,096
	New Hampshire — 0.6%
	Housing — 0.2%
1,765	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 01/01/18	1,951

	Other Revenue — 0.4%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,320
900	Rev., NATL-RE, 5.500%, 06/01/27	1,097

		5,417
	Total New Hampshire	7,368
	New Jersey — 3.4%
	Education — 0.6%
	New Jersey EDA, School Facilities Construction,
3,000	Series O, Rev., 5.250%, 03/01/14	3,342
3,000	Series P, Rev., 5.250%, 09/01/15	3,353

		6,695
	General Obligation — 0.1%
1,215	Egg Harbor Township School District, GO, AGM, 5.750%, 07/15/24	1,507

	Hospital — 0.2%
	New Jersey Health Care Facilities Financing Authority, Shore Memorial Health Care Systems,
1,295	Rev., RADIAN, 5.000%, 07/01/10	1,297
1,355	Rev., RADIAN, 5.000%, 07/01/11	1,384

		2,681
	Other Revenue — 1.0%
2,310	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee, Rev., AMBAC, 5.000%, 01/01/15	2,490
	Tobacco Settlement Financing Corp.,
5,000	Series 1A, Rev., 5.000%, 06/01/14	5,199
1,155	Series 1A, Rev., 5.000%, 06/01/16	1,169
2,550	Series 1-A, Rev., 5.000%, 06/01/17	2,487

		11,345
	Transportation — 1.5%
	New Jersey Transportation Trust Fund Authority,
2,000	Series A, Rev., 5.500%, 12/15/21	2,295
5,000	Series A, Rev., AMBAC, 5.500%, 12/15/15	5,737
8,690	Series B, Rev., AMBAC, 5.250%, 12/15/22	9,745

		17,777
	Total New Jersey	40,005
	New Mexico — 1.4%
	Education — 0.4%
4,000	State of New Mexico, Severance Tax, Series B, Rev., 5.000%, 07/01/17	4,656

	Housing — 1.0%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
2,325	Series B-2, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.250%, 01/01/17	2,211
3,050	Series B-3, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 01/01/17	3,056
935	Series C, Rev., AMT, GNMA/ FNMA/FHLMC, 5.850%, 07/01/15	993
2,820	Series C-2, Rev., AMT, FNMA/ GNMA, 4.700%, 09/01/12	2,813
2,645	Series D-1, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 07/01/15	2,853

		11,926
	Total New Mexico	16,582
	New York — 7.1%
	Certificate of Participation/Lease — 1.9%
5,010	New York State Dormitory Authority, Court Facilities Lease, Series A, Rev., COP, AMBAC, 5.500%, 05/15/20	5,707
2,800	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., COP, 6.000%, 08/15/16	3,177
	Tobacco Settlement Financing Corp., Asset-Backed Securities,
4,000	Series A-1, Rev., COP, 5.000%, 06/01/12	4,321
1,675	Series B-1, Rev., COP, XLCA-ICR, 4.000%, 06/01/12	1,776
8,000	Series B-1C, Rev., COP, 5.500%, 06/01/11	8,319

		23,300
	Education — 0.8%
2,000	New York Municipal Bond Bank Agency, Series C, Rev., 5.000%, 06/01/13	2,075
	New York State Dormitory Authority,
5,000	Series A, Rev., 5.000%, 03/15/17	5,557
1,295	Series B, Rev., VAR, 5.250%, 05/15/12	1,397

		9,029
	General Obligation — 2.3%
	New York City,
5,000	Series C, GO, 5.500%, 02/01/13	5,555
7,500	Series D, GO, 5.000%, 11/01/14	8,053
5,000	Series G, GO, 5.000%, 08/01/14	5,675
4,000	Series G, GO, 5.250%, 02/01/14	4,447
2,865	New York City, Unrefunded Balance, Series J, GO, 5.500%, 06/01/13	3,170

		26,900
	Housing — 0.2%
2,000	New York State Mortgage Agency, Rev., 5.000%, 05/01/19	2,134

	Other Revenue — 0.1%
1,100	New York State Dormitory Authority, Jewish Board of Family & Children, Rev., AMBAC, 5.000%, 07/01/11	1,135

	Resource Recovery — 0.2%
2,140	Islip Resource Recovery Agency, 1985 Facility, Series F, Rev., AGM, 5.000%, 07/01/13	2,303

	Special Tax — 0.6%
5,000	New York City Transitional Finance Authority, Future Tax Secured, Series A, Rev., VAR, 5.500%, 11/01/11	5,323
2,000	New York State Dormitory Authority, Series A, Rev., 5.250%, 02/15/19	2,272

		7,595
	Transportation — 1.0%
1,000	Metropolitan Transportation Authority, Series C, Rev., 5.250%, 11/15/14	1,130
1,365	Monroe County, Airport Authority, Greater Rochester International, Rev., NATL-RE, 5.250%, 01/01/12	1,422
5,000	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/15	5,662
4,000	Port Authority of New York & New Jersey, CONS-131, Series CIFG, Rev., CIFG-TCRS, 5.000%, 06/15/13	4,236

		12,450
	Total New York	84,846
	North Carolina — 3.9%
	Education — 0.4%
3,300	Board of Governors of the University of North Carolina, Appalachian State Charlotte, Series B-1, Rev., 5.250%, 04/01/20	3,694
1,355	University of North Carolina System, Series A, Rev., 5.250%, 10/01/19	1,556

		5,250
	General Obligation — 2.0%
	Mecklenburg County,
2,000	Series A, GO, 5.000%, 08/01/19	2,381
4,000	Series C, GO, 5.000%, 03/01/15	4,633
10,945	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 03/01/15	12,473
3,250	Union County, Series B, GO, 5.000%, 03/01/17	3,796

		23,283
	Housing — 0.7%
590	Asheville Housing Authority, Multi-Family, Battery Park Apartment, Series A, Rev., GNMA, 3.900%, 08/20/14	624
3,855	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/17	4,059
	North Carolina Housing Finance Agency, Home Ownership,
1,930	Series 23-A, Rev., VAR, AMT, 5.000%, 07/01/15	1,995
1,935	Series 26-A, Rev., VAR, AMT, 5.500%, 01/01/16	2,044

		8,722
	Utility — 0.5%
5,000	North Carolina Municipal Power Agency No. 1-Catawba Electric, Series A, Rev., 5.250%, 01/01/16	5,668

	Water & Sewer — 0.3%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/19	3,911

	Total North Carolina	46,834
	North Dakota — 0.3%
	Housing — 0.2%
2,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series B, Rev., 5.000%, 07/01/19 (w)	2,125

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,000	McLean County ND, Solid Waste Great River Energy Project, Series A, Rev., 4.875%, 07/01/20	2,003

	Total North Dakota	4,128
	Ohio — 2.3%
	General Obligation — 1.0%
	Dublin City School District, Capital Appreciation,
2,885	GO, NATL-RE, FGIC, Zero Coupon, 12/01/13	2,726
3,580	GO, NATL-RE, FGIC, Zero Coupon, 12/01/14	3,274
5,000	State of Ohio, Infrastructure Improvement, Series A, GO, 5.500%, 02/01/20	5,990

		11,990
	Housing — 0.3%
500	Cuyahoga County, Multi-Family Housing, Carter Manor, Rev., GNMA, 4.000%, 09/20/14	517
105	Lucas County, Swan Creek Apartments Project, Series A, Rev., GNMA COLL, 5.950%, 12/20/10	108
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
115	Series B, Rev., AMT, GNMA COLL, 4.650%, 07/06/10	116
505	Series C, Rev., GNMA COLL, 4.625%, 01/01/11	521
	Summit County Port Authority, Eastland Woods Project,
425	Series A, Rev., FHA, GNMA COLL, 4.000%, 06/20/14	432
580	Series A, Rev., FHA, GNMA COLL, 4.350%, 06/20/14	589
1,020	Series A, Rev., FHA, GNMA COLL, 4.750%, 06/20/14	1,044

		3,327
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,225	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 07/06/10	1,173
385	Cleveland-Cuyahoga County Port Authority, Cleveland Bond Fund, Series A, Rev., LOC: Fifth Third Bank, 6.250%, 05/15/11	386
520	Cleveland-Cuyahoga County Port Authority, Cleveland City Project, Series B, Tax Allocation, 4.500%, 05/15/14	401
220	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund, Series E, Rev., 6.100%, 11/15/10	222

		2,182
	Other Revenue — 0.2%
2,430	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/15	2,747

	Prerefunded — 0.1%
	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund,
845	Series C, Rev., 5.350%, 11/15/12 (p)	887
160	Series C, Rev., 6.000%, 05/15/11 (p)	165

		1,052
	Water & Sewer — 0.5%
5,000	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/17	5,870

	Total Ohio	27,168
	Oklahoma — 0.7%
	General Obligation — 0.2%
2,550	Tulsa County Independent School District No 3 Broken Arrow, Combined Purpose, GO, 5.000%, 04/01/15	2,941

	Housing — 0.5%
535	Canadian County, Home Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA COLL, 6.700%, 09/01/10	545
	Oklahoma County Home Finance Authority, Mortgage-Backed Securities,
3,640	Series A, Rev., AMT, GNMA/ FNMA/FHLMC, 5.400%, 04/01/16	3,719
1,382	Series A-2, Rev., GNMA, 5.700%, 04/01/15	1,465

		5,729
	Total Oklahoma	8,670
	Oregon — 0.4%
	General Obligation — 0.2%
1,840	Jackson County School District No. 549C, GO, School Board Guaranty, 5.250%, 06/15/16	2,147

	Housing — 0.2%
2,555	Oregon State Facilities Authority, Cascadian Terrace Apartments, Series A, Rev., LOC: Bank of The West, 5.100%, 05/01/13	2,646

	Total Oregon	4,793
	Other Territories — 0.6%
	Housing — 0.6%
2,020	Multi-Family Housing, Bond Pass-Through Certificates, Series 7, Rev., VAR, 5.850%, 06/01/12	1,900
1,235	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 12/01/12	1,135
2,410	Multi-Family Housing, Bond Pass-Through Certificates, Town Center Villas, Series 12, Rev., 5.800%, 12/01/11	2,357
1,545	Multi-Family Housing, Bond Pass-Through Certificates, Valencia Apartments of Bernalilo, Series 2, Rev., 5.850%, 06/01/11	1,507

	Total Other Territories	6,899
	Pennsylvania — 3.5%
	Education — 0.6%
2,000	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.000%, 05/01/12	2,114
4,000	University of Pittsburgh, University Capital Project, Series B, Rev., 5.250%, 09/15/19	4,528

		6,642
	General Obligation — 1.2%
	City of Philadelphia,
3,000	Series A, GO, AGM, 5.000%, 08/01/14	3,339
1,700	Series A, GO, XLCA, 5.000%, 02/15/12	1,797
8,000	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 03/01/15	9,216

		14,352
	Hospital — 0.4%
1,875	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	2,053
2,500	Pennsylvania Higher Educational Facilities Authority, Allegheny Delaware Obligation, Health Services, Series A, Rev., NATL-RE, 5.700%, 11/15/11 (f) (i)	2,502

		4,555
	Housing — 0.2%
1,345	Allegheny County Residential Finance Authority, Single Family, Series TT, Rev., GNMA/FNMA, 5.750%, 05/01/16	1,424
800	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 64, Rev., AMT, 5.250%, 07/06/10	800
175	Philadelphia Authority for Industrial Development, Senior Living Arbor House Project, Series E, Rev., 4.700%, 07/01/13	176
145	Philadelphia Authority for Industrial Development, Senior Living Rieder House Project, Series A, Rev., 4.700%, 07/01/13	146
145	Philadelphia Authority for Industrial Development, Senior Living Saligman House Project, Series C, Rev., 4.700%, 07/01/13	145

		2,691
	Industrial Development Revenue/Pollution Control Revenue — 0.4%
3,000	Bucks County IDA, Wastewater Management, Inc. Project, Rev., VAR, 2.875%, 02/01/13	3,013
1,500	Pennsylvania Economic Development Financing Authority, Waste Management Incorporate Project, Series A, Rev., VAR, 3.700%, 05/01/15	1,507

		4,520
	Other Revenue — 0.1%
1,235	Allegheny County Redevelopment Authority, Waterfront Project, Series A, Tax Allocation, 5.000%, 12/15/11	1,286

	Resource Recovery — 0.6%
6,925	Harrisburg Authority, Resource Recovery Improvements, Series D-2, Rev., AGM, 5.000%, 12/01/13	7,027

	Total Pennsylvania	41,073
	South Carolina — 2.3%
	Certificate of Participation/Lease — 0.5%
3,500	Charleston Educational Excellence Finance Corp., Charleston County School District, Rev., COP, 5.250%, 12/01/15	3,760
2,560	City of Columbia, Tourism Development Fee Pledge, COP, AMBAC, 5.250%, 06/01/13	2,713

		6,473
	General Obligation — 0.6%
5,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/19	6,696

	Hospital — 0.5%
	Lexington County, Health Services District,
925	Rev., 6.000%, 05/01/11	965
1,090	Rev., 6.000%, 05/01/14	1,231
4,125	Medical University Hospital Authority, FHA Insured Mortgage, Series A, Rev., NATL-RE, FHA, 5.250%, 08/15/14	4,308

		6,504
	Other Revenue — 0.2%
2,175	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 07/06/10	2,177

	Utility — 0.5%
5,000	South Carolina State Public Service Authority, Series A, Rev., NATL-RE FGIC, 5.250%, 01/01/16	5,548

	Total South Carolina	27,398
	South Dakota — 0.3%
	Housing — 0.3%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
40	Series D, Rev., 4.800%, 05/01/11	41
50	Series D, Rev., 4.900%, 11/01/11	53
2,805	Series E, Rev., 6.000%, 05/01/18	3,041

	Total South Dakota	3,135
	Tennessee — 2.9%
	Housing — 1.6%
3,235	Knox County, Health Educational & Housing Facilities Board, Multi-Family, Eastowne Village Project, Rev., VAR, LIQ: FNMA, 4.900%, 06/01/11	3,361
2,000	Memphis Health Educational & Housing Facility Board, Hillcrest Apartments Project, Rev., VAR, AMT, FHLMC, LIQ: FHLMC, 5.000%, 09/13/11	2,112
	Tennessee Housing Development Agency,
2,500	Series A-1, Rev., 5.000%, 07/01/19 (w)	2,673
3,225	Series A-2, Rev., 4.200%, 01/01/19 (w)	3,237
	Tennessee Housing Development Agency, Home Ownership Program,
5,215	Series 2006-2, Rev., AMT, GO, 5.750%, 01/01/16	5,548
1,975	Series 2007-1, Rev., AMT, GO, 5.500%, 01/01/17	2,098

		19,029
	Prerefunded — 0.3%
3,000	Johnson City Health & Educational Facilities Board, Mountain States Health, 1st Mortgage, Series A, Rev., NATL-RE, 6.000%, 07/01/10 (p)	3,041

	Transportation — 0.1%
1,000	Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.750%, 07/01/20	1,053

	Utility — 0.4%
5,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.250%, 09/01/21	4,926

	Water & Sewer — 0.5%
5,000	Metropolitan Government Nashville & Davidson County, Series A, Rev., AGM, 5.250%, 01/01/21	5,984

	Total Tennessee	34,033
	Texas — 7.2%
	General Obligation — 2.4%
4,685	El Paso County Hospital District, Certificates Obligation, GO, AMBAC, 5.000%, 08/15/15	5,028
4,000	Fort Bend County, GO, 5.250%, 03/01/18	4,395
2,335	Keller Independent School District, School Building, GO, 5.250%, 02/15/19	2,568
	Little Elm Independent School District, Capital Appreciation,
1,930	GO, PSF-GTD, Zero Coupon, 08/15/12	573
1,630	GO, PSF-GTD, Zero Coupon, 08/15/12	454
1,930	GO, PSF-GTD, Zero Coupon, 08/15/12	505
	Northside Independent School District, School Building,
6,035	GO, PSF-GTD, 5.000%, 08/15/17	6,897
1,900	Series C, GO, VAR, PSF-GTD, 4.100%, 12/01/10	1,998
4,000	State of Texas, Series B1 & B2, GO, VAR, 8.909%, 10/05/10	4,242
1,895	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/18	2,129

		28,789
	Hospital — 0.4%
1,470	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series A, Rev., 5.250%, 12/01/13	1,586
100	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	105
3,000	North Central Texas Health Facility Development Corp., Baylor Health Care System, Rev., 5.000%, 07/06/10	3,003

		4,694
	Housing — 1.0%
5	Galveston Property Finance Authority, Single Family Mortgage, Series A, Rev., 8.500%, 07/06/10	5
325	Houston Housing Finance Corp., Sterlingshire Apartments, Series A-2, Rev., 4.250%, 11/01/12	329
2,560	Nortex Single Family Housing Finance Corp., Mortgage-Backed Securities Program, Series A, Rev., GNMA/ FNMA/FHLMC, 5.500%, 01/01/16	2,652
1,265	Texas Department of Housing & Community Affairs, Series D, Rev., AMT, 4.400%, 03/01/16	1,294
1,952	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 5.300%, 10/01/16	2,032
4,519	Texas State Affordable Housing Corp., Single Family Mortgage, Professional Educators Home Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/15	4,728
675	Texas State Affordable Housing Corp., Single Family Mortgage, Teachers Home Loan Program, Rev., GNMA/FNMA COLL, 6.200%, 09/01/12	688
760	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 02/01/17	782

		12,510
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
	Harris County Industrial Development Corp., Deer Park Refining Project,
900	Rev., 4.700%, 05/01/18	929
2,000	Rev., 5.000%, 12/01/19	2,045

		2,974
	Transportation — 2.2%
3,000	City of Austin, Texas Airport System, Prior Lien, Rev., NATL-RE, 5.250%, 11/15/13	3,299
2,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/16	2,268
	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
1,500	Series A, Rev., 5.000%, 11/01/16	1,592
6,000	Series A, Rev., AGM, 5.500%, 11/01/13	6,316
	Texas State Transportation Commission, First Tier,
5,000	Series A, Rev., 5.000%, 04/01/16	5,715
6,000	Series A, Rev., 5.000%, 04/01/16	6,546

		25,736
	Utility — 0.5%
	Harris County Cultural Education Facilities Finance Corp., Teco Project,
950	Series A, Rev., 5.000%, 11/15/15	1,069
1,025	Series B, 5.000%, 11/15/13	1,132
3,000	Lower Colorado River Authority, Transmission Service, Rev., AGM, 5.250%, 05/15/12	3,202

		5,403
	Water & Sewer — 0.5%
5,000	Texas Water Development Board, Revolving Funds, Sub Lien, Series B, Rev., 5.250%, 07/15/17	5,608

	Total Texas	85,714
	Utah — 0.6%
	Education — 0.3%
3,245	Utah State Board of Regents, Student Fee and Housing System, Rev., NATL-RE, 5.250%, 04/01/23	3,794

	Housing — 0.0% (g)
235	Utah State Housing Finance Agency, Single Family Mortgage, Series D-2, Rev., FHA/VA MTGS, 5.350%, 07/06/10	235

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
3,300	Utah County, Marathon Oil Project, Rev., VAR, 5.050%, 11/01/11	3,425

	Total Utah	7,454
	Virginia — 3.3%
	Education — 1.1%
3,770	James City County Economic Development Authority, Public Facilities Projects, Rev., AGM, 5.000%, 06/15/15	4,309
	Virginia Public School Authority, School Financing,
3,205	Series B-1, Rev., 5.000%, 08/01/17	3,757
4,000	Series B-1, Rev., 5.000%, 08/01/19	4,581

		12,647
	General Obligation — 0.8%
5,045	Chesterfield County, Public Improvement, GO, 5.000%, 01/01/17	5,748
3,000	City of Virginia Beach, Public Improvement, Series B, GO, 5.000%, 07/15/19	3,562

		9,310
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/19	1,074

	Other Revenue — 0.7%
2,050	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.250%, 08/01/18	2,377
5,000	Virginia Public School Authority, School Financing, Series C, Rev., 5.000%, 08/01/16	5,836

		8,213
	Resource Recovery — 0.2%
	Virginia Resources Authority, Pooled Financing,
1,110	Series A, Rev., 5.000%, 11/01/17	1,314
1,500	Series B, Rev., 5.000%, 11/01/16	1,765

		3,079
	Transportation — 0.4%
4,000	Virginia Commonwealth Transportation Board, U.S. Route 58, Corridor Development, Series C, Rev., 5.000%, 05/15/16	4,357

	Total Virginia	38,680
	Washington — 3.5%
	General Obligation — 1.3%
2,390	King County School District No. 401 Highline, GO, NATL-RE FGIC, 5.250%, 12/01/14	2,632
4,765	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.000%, 07/01/18	5,268
6,465	State of Washington, Various Purpose, Series 2007A, GO, AGM, 5.000%, 07/01/16	7,146

		15,046
	Housing — 0.2%
2,210	Washington Housing Finance Commission, GNMA Mortgage-Backed Securities Program, Rev., GNMA COLL, 7.000%, 01/01/11	2,348

	Other Revenue — 0.1%
1,700	Quinault Indian Nation, Quinault Beach, Series A, Rev., ACA, 5.850%, 07/06/10 (f) (i)	1,618

	Prerefunded — 0.1%
1,800	Energy Northwest, Public Power Supply System, Nuclear Project No. 1, Rev., VAR, AGM, 10.910%, 06/29/10 (p)	1,907

	Utility — 1.8%
5,000	City of Seattle, Light & Power, Rev., AGM, 5.000%, 08/01/14	5,535
10,675	Energy Northwest, Electric, Project No. 3, Series B, Rev., NATL-RE, 5.500%, 07/01/18	10,715
4,500	Energy Northwest, Public Power Supply System, Nuclear Project No. 2, Series A, Rev., 6.300%, 07/01/12	5,004

		21,254
	Total Washington	42,173
	Wisconsin — 1.7%
	General Obligation — 1.0%
5,000	City of Kenosha, Capital Appreciation, Series D, GO, AMBAC, Zero Coupon, 09/01/15	4,393
6,335	State of Wisconsin, Series C, GO, 5.000%, 05/01/18	7,035

		11,428
	Hospital — 0.4%
5,000	State of Wisconsin, Health & Education, Rev., 4.780%, 05/01/29 (f) (i)	5,078

	Housing — 0.0% (g)
205	Wisconsin Housing & EDA, Home Ownership, Series E, Rev., AMT, 5.750%, 07/06/10	216

	Private Placement — 0.3%
3,000	Wisconsin Health & Education Facilities, Rev., 4.420%, 10/01/27 (f) (i)	3,015

	Total Wisconsin	19,737
	Total Municipal Bonds (Cost $1,133,412)	1,164,711

SHARES
Investment Company — 0.5%
389	Nuveen Premium Income Municipal Fund (Cost $5,430)	5,318

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 1.5%
17,623	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $17,623)	17,623
	Total Investments — 99.9% (Cost $1,156,465)	1,187,652
	Other Assets in Excess of Liabilities — 0.1%	1,598
	NET ASSETS — 100.0%	$1,189,250

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MGIC	—	Insured by Mortgage Guaranty Insurance Corp.
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.
XLCA	—	Insured by XL Capital Assurance
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $15,540,000 which amounts to 1.3% of total investments.

(g)		Amount rounds to less than 0.1%.
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)		The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)		Security is prerefunded or escrowed to maturity.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)		When-issued security.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,584
Aggregate gross unrealized depreciation	(5,397)
Net unrealized appreciation/depreciation	$31,187
Federal income tax cost of investments	$1,156,465

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by state as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Industrial Development Revenue/Pollution Control Revenue	$–	$1,357	$–	$1,357
Other Revenue	–	6,195	–	6,195
Total Alabama	–	7,552	–	7,552
Alaska
Education	–	10,988	–	10,988
General Obligation	–	5,964	–	5,964
Housing	–	3,126	–	3,126
Other Revenue	–	2,437	–	2,437
Prerefunded	–	5,423	–	5,423
Total Alaska	–	27,938	–	27,938
Arizona
Certificate of Participation/Lease	–	8,517	–	8,517
Hospital	–	6,079	–	6,079
Housing	–	5,086	–	5,086
Other Revenue	–	1,283	–	1,283
Prerefunded	–	3,904	–	3,904
Water & Sewer	–	3,252	–	3,252
Total Arizona	–	28,121	–	28,121
Arkansas
Hospital	–	5,000	–	5,000
Housing	–	907	–	907
Special Tax	–	5,769	–	5,769
Total Arkansas	–	11,676	–	11,676
California
Certificate of Participation/Lease	–	5,178	–	5,178
General Obligation	–	28,728	–	28,728
Hospital	–	4,328	–	4,328
Housing	–	8,947	3,173	12,120
Other Revenue	–	3,797	–	3,797
Transportation	–	4,375	–	4,375
Water & Sewer	–	1,194	–	1,194
Total California	–	56,547	3,173	59,720
Colorado
General Obligation	–	14,590	–	14,590
Hospital	–	8,863	–	8,863
Housing	–	18,997	154	19,151
Industrial Development Revenue/Pollution Control Revenue	–	1,925	–	1,925
Prerefunded	–	7,249	–	7,249
Transportation	–	6,930	–	6,930
Total Colorado	–	58,554	154	58,708
Delaware
Housing	–	8,882	–	8,882
District of Columbia
Housing	–	2,079	–	2,079
Other Revenue	–	3,571	–	3,571
Transportation	–	7,687	–	7,687
Total District of Columbia	–	13,337	–	13,337
Florida
Certificate of Participation/Lease	–	6,588	–	6,588
Education	–	5,460	–	5,460
Hospital	–	5,727	–	5,727
Housing	–	17,359	–	17,359
Resource Recovery	–	1,183	–	1,183
Special Tax	–	2,096	–	2,096
Transportation	–	16,936	–	16,936
Utility	–	10,358	–	10,358
Water & Sewer	–	5,965	–	5,965
Total Florida	–	71,672	–	71,672
Georgia
Certificate of Participation/Lease	–	5,807	–	5,807
General Obligation	–	6,107	–	6,107
Housing	–	2,373	–	2,373
Total Georgia	–	14,287	–	14,287
Hawaii
General Obligation	–	4,936	–	4,936
Prerefunded	–	281	–	281
Total Hawaii	–	5,217	–	5,217
Idaho
Housing	–	1,149	–	1,149
Illinois
Certificate of Participation/Lease	–	5,065	–	5,065
General Obligation	–	17,326	–	17,326
Hospital	–	1,515	–	1,515
Housing	–	24,756	–	24,756
Industrial Development Revenue/Pollution Control Revenue	–	3,544	–	3,544
Prerefunded	–	7,126	–	7,126
Transportation	–	6,168	–	6,168
Total Illinois	–	65,500	–	65,500
Indiana
Hospital	–	4,900	–	4,900
Housing	–	5,497	–	5,497
Other Revenue	–	5,239	–	5,239
Transportation	–	3,252	–	3,252
Water & Sewer	–	4,343	–	4,343
Total Indiana	–	23,231	–	23,231
Iowa
Housing	–	961	–	961
Prerefunded	–	5,019	–	5,019
Total Iowa	–	5,980	–	5,980
Kansas
Housing	–	15,972	–	15,972
Kentucky
Housing	–	4,620	–	4,620
Louisiana
Certificate of Participation/Lease	–	1,101	–	1,101
Hospital	–	10,296	–	10,296
Housing	–	8,810	–	8,810
Utility	–	7,213	–	7,213
Total Louisiana	–	27,420	–	27,420
Maryland
General Obligation	–	28,268	–	28,268
Housing	–	2,181	–	2,181
Total Maryland	–	30,449	–	30,449
Massachusetts
Education	–	2,310	–	2,310
General Obligation	–	8,798	–	8,798
Housing	–	8,283	–	8,283
Prerefunded	–	4,304	–	4,304
Water & Sewer	–	6,021	–	6,021
Total Massachusetts	–	29,716	–	29,716
Michigan
Education	–	4,705	–	4,705
Hospital	–	13,581	–	13,581
Housing	–	5,973	–	5,973
Water & Sewer	–	5,775	–	5,775
Total Michigan	–	30,034	–	30,034
Minnesota
General Obligation	–	5,268	–	5,268
Housing	–	19,735	–	19,735
Transportation	–	3,239	–	3,239
Total Minnesota	–	28,242	–	28,242
Mississippi
Education	–	974	–	974
Housing	–	6,374	–	6,374
Total Mississippi	–	7,348	–	7,348
Missouri
Housing	–	11,047	–	11,047
Prerefunded	–	948	–	948
Transportation	–	2,172	–	2,172
Total Missouri	–	14,167	–	14,167
Montana
Housing	–	4,843	–	4,843
Nebraska
Housing	–	4,144	–	4,144
Nevada
Education	–	5,842	–	5,842
General Obligation	–	7,561	–	7,561
Housing	–	2,941	–	2,941
Other Revenue	–	1,752	–	1,752
Total Nevada	–	18,096	–	18,096
New Hampshire
Housing	–	1,951	–	1,951
Other Revenue	–	5,417	–	5,417
Total New Hampshire	–	7,368	–	7,368
New Jersey
Education	–	6,695	–	6,695
General Obligation	–	1,507	–	1,507
Hospital	–	2,681	–	2,681
Other Revenue	–	11,345	–	11,345
Transportation	–	17,777	–	17,777
Total New Jersey	–	40,005	–	40,005
New Mexico
Education	–	4,656	–	4,656
Housing	–	11,926	–	11,926
Total New Mexico	–	16,582	–	16,582
New York
Certificate of Participation/Lease	–	23,300	–	23,300
Education	–	9,029	–	9,029
General Obligation	–	26,900	–	26,900
Housing	–	2,134	–	2,134
Other Revenue	–	1,135	–	1,135
Resource Recovery	–	2,303	–	2,303
Special Tax	–	7,595	–	7,595
Transportation	–	12,450	–	12,450
Total New York	–	84,846	–	84,846
North Carolina
Education	–	5,250	–	5,250
General Obligation	–	23,283	–	23,283
Housing	–	8,722	–	8,722
Utility	–	5,668	–	5,668
Water & Sewer	–	3,911	–	3,911
Total North Carolina	–	46,834	–	46,834
North Dakota
Housing	–	2,125	–	2,125
Industrial Development Revenue/Pollution Control Revenue	–	2,003	–	2,003
Total North Dakota	–	4,128	–	4,128
Ohio
General Obligation	–	11,990	–	11,990
Housing	–	3,327	–	3,327
Industrial Development Revenue/Pollution Control Revenue	–	2,182	–	2,182
Other Revenue	–	2,747	–	2,747
Prerefunded	–	1,052	–	1,052
Water & Sewer	–	5,870	–	5,870
Total Ohio	–	27,168	–	27,168
Oklahoma
General Obligation	–	2,941	–	2,941
Housing	–	5,729	–	5,729
Total Oklahoma	–	8,670	–	8,670
Oregon
General Obligation	–	2,147	–	2,147
Housing	–	2,646	–	2,646
Total Oregon	–	4,793	–	4,793
Other Territories
Housing	–	6,899	–	6,899
Pennsylvania
Education	–	6,642	–	6,642
General Obligation	–	14,352	–	14,352
Hospital	–	2,053	2,502	4,555
Housing	–	2,691	–	2,691
Industrial Development Revenue/Pollution Control Revenue	–	4,520	–	4,520
Other Revenue	–	1,286	–	1,286
Resource Recovery	–	7,027	–	7,027
Total Pennsylvania	–	38,571	2,502	41,073
South Carolina
Certificate of Participation/Lease	–	6,473	–	6,473
General Obligation	–	6,696	–	6,696
Hospital	–	6,504	–	6,504
Other Revenue	–	2,177	–	2,177
Utility	–	5,548	–	5,548
Total South Carolina	–	27,398	–	27,398
South Dakota
Housing	–	3,135	–	3,135
Tennessee
Housing	–	19,029	–	19,029
Prerefunded	–	3,041	–	3,041
Transportation	–	1,053	–	1,053
Utility	–	4,926	–	4,926
Water & Sewer	–	5,984	–	5,984
Total Tennessee	–	34,033	–	34,033
Texas
General Obligation	–	28,789	–	28,789
Hospital	–	4,694	–	4,694
Housing	–	12,510	–	12,510
Industrial Development Revenue/Pollution Control Revenue	–	2,974	–	2,974
Transportation	–	25,736	–	25,736
Utility	–	5,403	–	5,403
Water & Sewer	–	5,608	–	5,608
Total Texas	–	85,714	–	85,714
Utah
Education	–	3,794	–	3,794
Housing	–	235	–	235
Industrial Development Revenue/Pollution Control Revenue	–	3,425	–	3,425
Total Utah	–	7,454	–	7,454
Virginia
Education	–	12,647	–	12,647
General Obligation	–	9,310	–	9,310
Industrial Development Revenue/Pollution Control Revenue	–	1,074	–	1,074
Other Revenue	–	8,213	–	8,213
Resource Recovery	–	3,079	–	3,079
Transportation	–	4,357	–	4,357
Total Virginia	–	38,680	–	38,680
Washington
General Obligation	–	15,046	–	15,046
Housing	–	2,348	–	2,348
Other Revenue	–	–	1,618	1,618
Prerefunded	–	1,907	–	1,907
Utility	–	21,254	–	21,254
Total Washington	–	40,555	1,618	42,173
Wisconsin
General Obligation	–	11,428	–	11,428
Hospital	–	–	5,078	5,078
Housing	–	216	–	216
Private Placement	–	–	3,015	3,015
Total Wisconsin	–	11,644	8,093	19,737
Total Municipal Bonds	–	1,149,171	15,540	1,164,711
Investment Companies	5,318	–	–	5,318
Short-Term Investments
Investment Companies	17,623	–	–	17,623
Total Investments in Securities	$22,941	$1,149,171	$15,540	$1,187,652

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/28/2010	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2010
Investments in Securities
California - Housing	$3,151	$-	$30	$(8)	$-	$-	$-	$3,173
Colorado - Housing	156	-	1	-	(3)	-	-	154
Pennsylvania - Hospital	2,497	-	13	(8)	-	-	-	2,502
Washington - Other Revenue	1,592	-	26	- (a)	-	-	-	1,618
Wisconsin - Hospital	5,113	-	(35)	-	-	-	-	5,078
Wisconsin - Private Placement	3,024	-	(9)	-	-	-	-	3,015
Total	$15,533	$-	$26	$(16)	$(3)	$-	$-	$15,540
(a) Amount rounds to less than $1,000.
Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.
Transferred from Level 2 to Level 3 due to lack of observable market inputs.
Transferred from Level 3 to Level 2 due to available market inputs to determine price.
The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $26,000.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Commercial Paper — 7.3% (n)
California — 2.2%
	State of California,
27,700	0.330%, 06/07/10	27,700
30,000	0.350%, 06/01/10	30,000
37,850	0.350%, 06/10/10	37,850

		95,550
District of Columbia — 1.0%
	Metropolitan Washington Airports Authority,
21,500	0.340%, 08/06/10	21,500
21,500	0.380%, 07/07/10	21,500

		43,000
Florida — 0.9%
	Hillsborouh Aviation,
30,000	0.370%, 08/05/10	30,000
10,000	0.380%, 06/09/10	10,000

		40,000
Indiana — 1.3%
24,000	Indiana Development Finance Authority, 0.430%, 07/09/10	24,000
	State of Indiana,
34,000	0.330%, 06/11/10	34,000

		58,000
Michigan — 0.4%
16,900	Michigan State Housing Development Authority, 0.400%, 07/07/10	16,900

New Hampshire — 1.2%
50,000	State of New Hampshire, 0.330%, 06/02/10	50,000

New York — 0.3%
14,230	Port Authority of New York & New Jersey, 0.390%, 06/11/10	14,230

	Total Commercial Paper (Cost $317,680)	317,680
Daily Demand Notes — 15.2%
California — 0.9%
39,900	Irvine Ranch Water District, Series A, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.350%, 06/01/10	39,900

Colorado — 0.5%
24,035	Denver City & County, Airport, Subseries G1, Rev., VRDO, AGC, 0.280%, 06/01/10	24,035

Delaware — 2.2%
	Delaware State Economic Development Authority, Clean Power Project,
15,000	Series B, Rev., VRDO , 0.320%, 06/01/10	15,000
80,000	Series C, Rev., VRDO, 0.320%, 06/01/10	80,000

		95,000
Florida — 0.3%
13,800	Collier County Educational Facilities Authority, Limited Obligation, Ave Maria University, Rev., VRDO, LOC: Comerica Bank, 0.350%, 06/01/10	13,800

Idaho — 0.3%
14,600	Idaho Health Facilities Authority, St. Luke's Regional Medical Center, Rev., VRDO, AGM, 0.310%, 06/01/10	14,600

Indiana — 0.7%
32,570	Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Project, Series C-7, Rev., VRDO, AGM, 0.260%, 06/01/10	32,570

Kentucky — 0.2%
6,900	Louisville Regional Airport Authority, Ohio LLC Project, Series A, Rev., VRDO, 0.300%, 06/01/10	6,900

Louisiana — 0.5%
21,700	Calcasieu Parish Industrial Development Board, Inc., Citgo Petroleum Corp., Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.260%, 06/01/10	21,700

Massachusetts — 1.2%
9,000	Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 0.320%, 06/01/10	9,000
42,300	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 0.260%, 06/01/10	42,300

		51,300
Michigan — 0.1%
1,500	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.350%, 06/01/10	1,500
1,540	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: Federal Home Loan Bank, 0.390%, 06/01/10	1,540

		3,040
Missouri — 2.0%
47,700	Missouri Development Finance Board, Kauffman Center for the Performing Arts, Series A, Rev., VRDO, 0.270%, 06/01/10	47,700
37,450	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series C, Rev., VRDO, 0.280%, 06/01/10	37,450

		85,150
Nevada — 0.6%
25,000	Clark County School District, Series B, GO, VRDO, AGM, 0.300%, 06/01/10	25,000

New York — 2.6%
31,900	New York City Housing Development Corp., Multi-Family Housing, Series H-2-B, Rev., VRDO, AMT, 0.320%, 06/01/10	31,900
10,000	New York City, Fiscal 2008, Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.300%, 06/01/10	10,000
	New York Mortgage Agency,
14,000	Series 142, Rev., VRDO, AMT, 0.310%, 06/01/10	14,000
15,000	Series 144, Rev., VRDO, AMT, 0.320%, 06/01/10	15,000
20,000	New York Mortgage Agency, Homeowner Mortgage, Series 135, Rev., VRDO, AMT, 0.320%, 06/01/10	20,000
20,600	Port Authority of New York & New Jersey, Versatile Structure Obligation, Series 1R, Rev., VRDO, 0.330%, 06/01/10	20,600

		111,500
North Carolina — 1.6%
	Charlotte-Mecklenburg, Hospital Authority, Carolinas Healthcare,
8,800	Series B, Rev., VRDO, 0.270%, 06/01/10	8,800
30,490	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/01/10	30,490
29,040	North Carolina Medical Care Commission, Blue Ridge, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 06/01/10	29,040

		68,330
Ohio — 0.4%
600	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/10 (m)	600
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
8,645	Series A, Rev., VRDO, 0.290%, 06/01/10	8,645
1,185	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 06/01/10	1,185
2,300	Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/10	2,300
4,380	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 06/01/10	4,380

		17,110
Oregon — 0.4%
17,300	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/01/10	17,300

Pennsylvania — 0.0%
200	Lancaster County Hospital Authority, Masonic Homes Project, Series B, Rev., VRDO , LOC: Wells Fargo Bank N.A., 0.290%, 06/01/10	200

South Carolina — 0.1%
5,995	South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.290%, 06/01/10	5,995

Texas — 0.6%
9,800	Harris County Industrial Development Corp., Deer Park, Rev., VRDO, 0.330%, 06/01/10	9,800
8,000	San Gabriel Industrial Development Corp., Airborn, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.350%, 06/01/10	8,000
10,000	Schertz-Seguin Local Government Corp., Series SG 151, Rev., VRDO, AGM, LIQ: Societe Generale, 0.260%, 06/01/10	10,000

		27,800
	Total Daily Demand Notes (Cost $661,230)	661,230
Municipal Bonds — 9.6%
Connecticut — 0.5%
20,000	City of Hartford, GO, BAN, 2.500%, 04/14/11	20,349

Illinois — 0.4%
16,000	Will & Kendall Counties Community Consolidated School District 202, Rev., TAN, 1.000%, 08/30/10	16,020

New Hampshire — 0.2%
10,000	County of Carroll, GO, TAN, 1.500%, 12/31/10	10,040

New Jersey — 2.1%
13,531	City of Rahway, GO, BAN, 1.000%, 10/29/10	13,550
12,438	Hopatcong Borough, GO, BAN, 2.500%, 08/06/10	12,460
28,005	Township of Cherry Hill, GO, BAN, 2.000%, 10/19/10	28,143
24,370	Township of Livingston, GO, BAN, 1.250%, 01/24/11	24,501
14,320	Township of Marlboro, GO, BAN, 1.000%, 10/15/10	14,351

		93,005
New York — 4.5%
10,000	Board of Cooperative Educational Services for the Sole Supervisory District, Rev., RAN, 1.500%, 12/30/10	10,040
10,000	Broome County, GO, BAN, 1.500%, 06/08/10	10,001
10,890	Byron-Bergen Central School District, GO, BAN, 1.500%, 05/26/11	10,975
15,000	Elmira City School District, GO, BAN, 1.500%, 02/17/11	15,080
9,080	Gouverneur Central School District, School Construction, GO, BAN, 2.750%, 06/25/10	9,086
13,346	Hamburg Central School District, GO, BAN, 2.250%, 07/01/10	13,356
15,750	Lowville Central School District, GO, BAN, 2.500%, 07/09/10	15,767
27,480	Moravia Central School District, GO, BAN, 2.000%, 06/25/10	27,487
13,253	North Tonawanda City School District, GO, BAN, 2.000%, 09/23/10	13,294
13,220	Oneonta City School District, Series 2009A, GO, BAN, 2.000%, 06/24/10	13,226
12,415	Otego-Unadilla Central School District, GO, BAN, 2.750%, 08/06/10	12,443
9,000	Owego Apalachin Central School District, GO, BAN, 1.500%, 08/19/10	9,011
14,467	Phoenix Central School District, GO, BAN, 1.500%, 07/30/10	14,485
4,997	Salamanca City School District, GO, BAN, 2.500%, 06/25/10	4,999
14,806	Town of East Hampton, Series C, GO, BAN, 2.250%, 06/03/10	14,807

		194,057
Ohio — 1.3%
16,350	City of Akron, Various Purpose, GO, BAN, 1.250%, 12/09/10 (m)	16,393
5,330	City of Elyria, Various Purpose Improvement, GO, BAN, 2.500%, 06/17/10	5,331
	City of Marysville, Wastewater Treatment Centre,
16,000	GO, 1.250%, 06/01/11	16,079
17,000	GO, BAN, 1.500%, 06/02/10	17,000

		54,803
Pennsylvania — 0.3%
15,000	Philadelphia School District, GO, TAN, 2.500%, 06/30/10	15,021

Utah — 0.3%
15,000	Central Utah Water Conservancy District, Series A, Rev., BAN, 2.000%, 07/22/10	15,017

	Total Municipal Bonds (Cost $418,312)	418,312
Quarterly Demand Note — 0.2%
Pennsylvania — 0.2%
10,000	Hamburg Area School District, GO, VAR, 1.500%, 08/01/10 (Cost $10,071)	10,071

Weekly Demand Notes — 67.7%
Arizona — 0.6%
25,900	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 06/02/10	25,900

California — 1.9%
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.300%, 06/02/10	15,000
11,395	Macon Trust Various States, Special Tax, Series 2007-336, VRDO, LOC: Bank of America N.A, LIQ: Bank of America N.A., 0.410%, 06/03/10	11,395
20,000	Northern California Gas Authority No. 1, Series 98, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 0.340%, 06/03/10	20,000
22,325	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, LIQ: FHLMC, 0.360%, 06/03/10	22,325
15,955	Wells Fargo Stage Trust, Series 15-C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.340%, 06/03/10 (e)	15,955

		84,675
Colorado — 7.3%
46,950	City of Colorado Springs, Utilities, Sub Lien, Series B, Rev., VRDO, 0.350%, 06/02/10	46,950
31,320	Colorado Health Facilities Authority, Series ROCS RR II R-10425, Rev., VRDO, LIQ: Citigroup Financial Products, 0.430%, 06/03/10 (e)	31,320
11,000	Colorado Housing & Finance Authority, Series A-3, Class 1, Rev., VRDO, AMT, 0.310%, 06/02/10	11,000
19,010	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series B-2, Class I, Rev., VRDO, AMT, 0.300%, 06/02/10	19,010
	Colorado Housing & Finance Authority, Single Family Mortgage,
24,000	Series A-2, Class I, Rev., VRDO, AMT, 0.300%, 06/02/10	24,000
46,000	Series B-2, Class 1, Rev., VRDO, LIQ: Barclays Bank plc, 0.260%, 06/02/10	46,000
25,445	Series B-3, Class 1, Rev., VRDO, AMT, 0.300%, 06/02/10	25,445
15,000	Series B-3, Class I, Rev., VRDO, AMT, 0.300%, 06/02/10	15,000
50,000	Series B-3, Class II, Rev., VRDO, AMT, 0.330%, 06/02/10	50,000
	Denver City & County, Airport,
8,200	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.320%, 06/03/10	8,200
14,250	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.320%, 06/03/10	14,250
	Deutsche Bank Spears/Lifers Trust Various States,
4,015	Series DBE-510, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.330%, 06/03/10	4,015
21,225	Series DBE-647, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.330%, 06/03/10	21,225

		316,415
Delaware — 0.2%
10,150	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.340%, 06/02/10	10,150

District of Columbia — 0.6%
25,000	Metropolitan Washington Airports Authority, Subseries A-1, Rev., VRDO, 0.550%, 06/02/10	25,000

Florida — 2.5%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.340%, 06/02/10	17,800
15,990	Florida Housing Finance Corp., Boynton Bay Apartments, Rev., VRDO, LOC: Citibank N.A., 0.350%, 06/02/10	15,990
10,165	Greater Orlando Aviation Authority, Series 2008-067, Rev., VRDO, AGM, LOC: Dexia Credit Local, LIQ: Dexia Credit Local, 0.510%, 06/03/10	10,165
7,005	Manatee County Housing Finance Authority, Centre Court Apartments Project, Series A, Rev., VRDO, LOC: Suntrust Bank, 0.330%, 06/02/10	7,005
5,025	Miami-Dade County IDA, Lawson Industries, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.380%, 06/02/10	5,025
23,150	Orange County School Board, Series B, COP., VRDO, AGC, 0.280%, 06/02/10	23,150
15,075	Palm Beach County Educational Facilities Authority, Atlantic University, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/02/10	15,075
4,455	Palm Beach County Housing Development Corp., Multi-Family Housing, Caribbean Villas, Rev., VRDO, FNMA, LIQ: FNMA, 0.340%, 06/03/10	4,455
11,270	Sumter County IDA, Amern Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/02/10	11,270

		109,935
Georgia — 0.7%
32,670	Fulton County Development Authority, Flightsafety International, Inc. Project, Series B, Rev., VRDO, 0.340%, 06/02/10	32,670

Idaho — 1.5%
	Idaho Housing & Finance Association, Single Family Mortgage,
8,915	Series C, Rev., VRDO, LOC: FNMA, 0.350%, 06/02/10	8,915
8,790	Series C, Class I, Rev., VRDO, LOC: FNMA, 0.350%, 06/02/10	8,790
10,285	Series D, Class I, Rev., VRDO, LOC: FNMA, 0.350%, 06/02/10	10,285
20,405	Series E, Class I, Rev., VRDO, LOC: FNMA, 0.350%, 06/02/10	20,405
9,010	Series F, Rev., VRDO, LOC: FNMA, 0.350%, 06/02/10	9,010
5,995	Series F-1, Class I, Rev., VRDO, LOC: FNMA, 0.350%, 06/02/10	5,995

		63,400
Illinois — 1.9%
2,400	Chicago O'Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 0.330%, 06/02/10	2,400
13,000	Chicago O'Hare International Airport, General Airport Second Lien, Series B, Rev., VRDO, 0.300%, 01/01/15	13,000
2,321	Chicago O'Hare International Airport, Second Lien, Series B, Rev., VRDO, LOC: Societe Generale, 0.290%, 06/03/10	2,321
22,635	Deutsche Bank Spears/Lifers Trust Various States, Series DB-288, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.290%, 06/03/10	22,635
10,000	Illinois Finance Authority, 700 Hickory Hills Drive LLC, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 06/02/10	10,000
6,930	Illinois Housing Development Authority, Pheasant Ridge/Hunter, Rev., VRDO, LOC: Lasalle Bank N.A., 0.380%, 06/02/10	6,930
10,000	Illinois State Toll Highway Authority, Series B, Rev., VRDO, AGM, 0.300%, 06/03/10	10,000
4,900	Village of Carol Stream, Multi-Family Housing, St. Charles Square, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/02/10	4,900
1,330	Will & Kankakee Counties Regional Development Authority, JRS Realty Association LLC Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.350%, 06/02/10	1,330
7,300	Will County, BASF Corp. Project, Rev., VRDO, 0.430%, 06/02/10	7,300

		80,816
Indiana — 0.3%
9,470	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-584, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.310%, 06/03/10	9,470
4,100	Indiana Finance Authority, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC: Lasalle Bank N.A., 0.420%, 06/02/10	4,100

		13,570
Kansas — 0.8%
	City of Wichita, FlightSafety International, Inc.,
36,000	Rev., VRDO, 0.340%, 06/02/10	36,000

Louisiana — 0.1%
4,600	Ascension Parish, BASF Corp. Project, Rev., VRDO, 0.430%, 06/02/10 (m)	4,600

Maine — 0.2%
10,000	Maine State Housing Authority, Series D, Rev., VRDO, AMT, 0.350%, 06/03/10	10,000

Maryland — 0.8%
5,290	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.360%, 06/03/10	5,290
12,150	Maryland Community Development Administration, Residential, Series F, Rev., VRDO, AMT, 0.280%, 06/02/10	12,150
15,990	Wells Fargo Stage Trust, Series 32-C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.350%, 06/03/10 (e)	15,990

		33,430
Massachusetts — 1.6%
16,050	Massachusetts Bay Transportation Authority, Series A, Rev., VRDO, 0.380%, 06/02/10 (f) (i)	16,050
14,100	Massachusetts Development Finance Agency, Multi-Family Housing, Claredon Street, Series A, Rev., VRDO, LOC: Bayerische Landesbank, 0.370%, 06/02/10	14,100
27,540	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.320%, 06/03/10 (e)	27,540
10,635	Wells Fargo Stage Trust, Series 37-C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.350%, 06/03/10 (e)	10,635

		68,325
Michigan — 6.9%
3,550	Austin Trust, Various States, Series 2008-1096, GO, VRDO, NATL-RE Q-SBLF, LIQ: Bank of America N.A., 0.320%, 06/03/10	3,550
14,610	City of Detroit, Series PT-3756, Rev., VRDO, AGM, LIQ: Dexia Credit Local, 0.540%, 06/03/10	14,610
	Detroit City School District,
2,000	Series DCL 045, GO, VRDO, AGM, Q-SBLF, LIQ: Dexia Credit Local, 0.330%, 06/03/10	2,000
13,500	Series ROCS RR II R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.300%, 06/03/10 (e)	13,500
8,375	Series ROCS RR II R-12251, GO, VRDO, BHAC-CR, AGM-CR, FGIC, Q-SBLF, 0.300%, 06/03/10 (e)	8,375
5,310	Eclipse Funding Trust, Solar Eclipse, Detroit, Series 2006-0001, GO, VRDO, AGM, Q-SBLF, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	5,310
925	Holt Public Schools, GO, VRDO, Q-SBLF, 0.350%, 06/03/10	925
43,350	Kent Hospital Finance Authority, Spectrum Health Systems, Series B-2, Rev., VRDO, 0.410%, 06/02/10	43,350
2,500	Michigan State Hospital Finance Authority, Series 1308, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 06/03/10	2,500
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit,
21,200	Rev., VRDO, 0.380%, 06/02/10 (f) (i)	21,200
	Michigan State Housing Development Authority,
26,300	Series C, Rev., VRDO, 0.280%, 06/02/10	26,300
24,890	Series C, Rev., VRDO, AMT, 0.330%, 06/02/10	24,890
29,565	Series C, Rev., VRDO, AMT, 0.350%, 06/02/10	29,565
800	Series D, Rev., VRDO, LOC: FNMA, 0.300%, 06/02/10	800
6,200	Series D, Rev., VRDO, AMT, 0.350%, 06/02/10	6,200
35,250	Series E, Rev., VRDO, AMT, 0.400%, 06/02/10	35,250
3,120	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/03/10	3,120
3,140	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.320%, 06/03/10	3,140
5,000	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.480%, 06/03/10	5,000
10,900	Puttable Floating Option Tax-Exempt Receipts, Series MT-617, Rev., VRDO, AGM, LIQ: Merrill Lynch International Bank Ltd., 0.570%, 06/03/10	10,900
	RBC Municipal Products, Inc. Trust, Floater Certificates,
21,180	Series L-26, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.330%, 06/02/10	21,180
18,750	Series L-29, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.330%, 06/02/10	18,750

		300,415
Minnesota — 0.9%
8,610	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, 0.350%, 06/02/10	8,610
	Minnesota Housing Finance Agency, Residential Housing,
15,700	Series B, Rev., VRDO, AMT, 0.290%, 06/02/10	15,700
7,595	Series C, Rev., VRDO, AMT, 0.290%, 06/02/10	7,595
7,000	Series F, Rev., VRDO, LIQ: Federal Home Loan Bank, 0.300%, 06/02/10	7,000

		38,905
Missouri — 0.3%
13,805	Lehman Municipal Trust Receipts, Various States, Series 06-K82, Rev., VRDO, LIQ: Citibank N.A., 0.350%, 06/02/10	13,805

Montana — 0.4%
17,030	Montana Board of Housing, MERLOTS, Series C-41, Rev., VRDO, 0.350%, 06/02/10	17,030

Nebraska — 1.4%
	Nebraska Investment Finance Authority, Single Family Housing,
14,655	Series B, Rev., VRDO, GNMA/FNMA/FHLMC, 0.300%, 06/02/10	14,655
31,680	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.300%, 06/02/10	31,680
14,400	Series J, Rev., VRDO, AMT, 0.300%, 06/02/10	14,400

		60,735
Nevada — 4.9%
11,900	Clark County, Airport, Series A, GO, VRDO, AMT, 0.330%, 06/02/10	11,900
	Clark County, Airport, Sub Lien,
29,000	Series A-1, Rev., VRDO, AMT, AGM, 0.350%, 06/02/10	29,000
75,000	Series C-1, Rev., VRDO, AMT, LOC: Bayerische Landesbank, 0.330%, 06/02/10	75,000
75,000	Clark County, McCarran International Airport, Passenger Facility, Rev., VRDO, AMT, LOC: Bayerische Landesbank, 0.330%, 06/02/10	75,000
6,700	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.450%, 06/03/10	6,700
16,100	Nevada Housing Division, Multi-Unit, Southwest Village, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 06/03/10	16,100

		213,700
New Jersey — 0.5%
6,955	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.390%, 06/02/10	6,955
12,845	New Jersey EDA, Cranes Mill Project, Series B, Rev., VRDO, LOC: TD Banknorth N.A., 0.250%, 06/03/10	12,845

		19,800
New Mexico — 1.4%
	New Mexico Educational Assistance Foundation, Educational Loans,
10,000	Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.310%, 06/02/10	10,000
9,050	Series A-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.310%, 06/02/10	9,050
40,100	New Mexico Municipal Energy Acquisition Authority, Rev., VRDO, 0.270%, 06/02/10	40,100

		59,150
New York — 1.8%
35,000	Nassau County IDA, Series 75G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 0.350%, 06/03/10	35,000
17,600	New York City Housing Development Corp., Multi-Family Housing, Queens Family Courthouse Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.320%, 06/02/10	17,600
2,965	New York City Housing Development Corp., Multi-Family Housing, Urban Horizons II, Series A, Rev., VRDO, LOC: Citibank N.A., 0.300%, 06/02/10	2,965
20,000	New York State Housing Finance Agency, 505 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.320%, 06/02/10	20,000
3,300	Westchester County IDA, Series 2007-103G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 0.350%, 06/03/10	3,300

		78,865
North Carolina — 1.4%
24,000	Charlotte-Mecklenburg, Hospital Authority, Carolinas Healthcare, Series E, Rev., VRDO, AGM, 0.320%, 06/02/10	24,000
14,210	City of Raleigh, Rev., VRDO, 0.390%, 06/02/10 (f) (i)	14,210
8,395	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply Box Manufacturing, Rev., VRDO, LOC: Bank of America N.A., 0.380%, 06/03/10	8,395
15,000	Montgomery County Industrial Facilities & Pollution Control Financing, Republic Service Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.340%, 06/03/10	15,000

		61,605
North Dakota — 1.3%
	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage,
27,210	Series A, Rev., VRDO, 0.330%, 06/02/10	27,210
21,500	Series B, Rev., VRDO, 0.350%, 06/02/10	21,500
9,900	Series B, Rev., VRDO, AMT, 0.310%, 06/02/10	9,900

		58,610
Ohio — 3.1%
2,015	Austin Trust, Various States, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 06/03/10	2,015
2,600	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 06/02/10	2,600
600	Columbus Regional Airport Authority, Capital Funding, OASBO Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.280%, 06/02/10	600
3,235	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	3,235
5,550	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/10	5,550
1,120	Lancaster Port Authority, Ohio Gas, Rev., VRDO, 0.270%, 06/02/10	1,120
13,880	Mahoning County, Youngstown State University Project, Rev., VRDO, LOC: National City Bank, 0.290%, 06/02/10	13,880
2,415	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: Federal Home Loan Bank, 0.330%, 06/02/10	2,415
1,200	Ohio Air Quality Development Authority, First Energy, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.260%, 06/03/10	1,200
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
24,575	Series B, Rev., AMT, 0.340%, 06/03/10	24,575
16,490	Series B, Rev., VRDO, AMT, GNMA COLL, 0.320%, 06/02/10	16,490
1,050	Series C, Rev., VRDO, AMT, GNMA COLL, 0.320%, 06/02/10	1,050
2,585	Series E, Rev., VRDO, AMT, 0.320%, 06/02/10	2,585
15,150	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.320%, 06/02/10	15,150
4,500	Ohio State Water Development Authority, Pollution Control, First Energy Project, Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.250%, 06/03/10	4,500
5,950	Paulding County, Solid Waste, Lafarge Corp. Project, Rev., VRDO, LOC: Bayerische Landesbank, 0.350%, 06/02/10	5,950
32,800	Wells Fargo Stage Trust, Series 79-C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.280%, 06/03/10 (e)	32,800

		135,715
Oregon — 0.9%
14,000	Oregon State Department of Administrative Services, Series ROCS RR II R-11742, COP., VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.300%, 06/03/10 (e)	14,000
23,600	Oregon State Housing & Community Services Department, Series I, Rev., VRDO, AMT, 0.300%, 06/03/10	23,600

		37,600
Other Territories — 4.4%
16,315	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: Federal Home Loan Bank, 0.350%, 06/03/10	16,315
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
9,805	Series M015, Class A, Rev., VRDO, FHLMC, 0.340%, 06/03/10	9,805
58,390	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 06/03/10	58,390
20,000	Nuveen Insured, VRDO, 0.440%, 06/03/10	20,000
45,645	Puttable Floating Option Tax-Exempt Receipts, Series PPT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.410%, 06/03/10	45,645
27,485	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VRDO, LIQ: FHLMC, 0.440%, 06/03/10	27,485
16,175	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.350%, 06/03/10	16,175

		193,815
Pennsylvania — 1.3%
	Delaware Valley Regional Financial Authority,
7,500	Series 2996, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 06/03/10 (e)	7,500
16,960	Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.360%, 06/02/10	16,960
10,000	Delaware Valley Regional Financial Authority, Municipal Securities Trust Receipts, Series 15, Class A, Rev., VRDO, LIQ: Societe Generale, 0.290%, 06/03/10	10,000
12,755	Dexia Credit Local Certificates Trust, Series 2008-61, Rev., VRDO, LIQ: Dexia Credit Local, 0.440%, 06/03/10	12,755
900	Pennsylvania Economic Development Financing Authority, Fabtech, Inc. Project, Series D, Rev., VRDO, LOC: PNC Bank N.A., 0.460%, 06/01/10	900
7,600	Pennsylvania Higher Educational Facilties Authority, Holy Family College, Series B, Rev., VRDO, LOC: Commerce Bank N.A., 0.250%, 06/02/10	7,600

		55,715
South Carolina — 0.5%
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 06/03/10	5,700
15,000	South Carolina Jobs - Economic Development Authority, Woodlands at Furman Project, Series C, Rev., VRDO, LOC: Sovereign Bank FSB, 0.290%, 06/02/10	15,000

		20,700
South Dakota — 1.1%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
31,000	Series C, Rev., VRDO, AMT, 0.350%, 06/03/10	31,000
17,000	Series G, Rev., VRDO, 0.320%, 06/02/10	17,000

		48,000
Tennessee — 0.2%
8,000	Jackson Industrial Development Board, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.330%, 06/02/10	8,000

Texas — 6.6%
10,000	Calhoun County Port Authority, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 06/02/10	10,000
25,950	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.340%, 06/02/10	25,950
21,130	Hutto Independent School District, Series 2999, GO, VRDO, PSF-GTD, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10 (e)	21,130
22,815	Matagorda County Navigation District No. 1, Series 2656, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.360%, 06/03/10	22,815
18,000	North Texas Tollway Authority, Series ROCS RR II R-11845, Rev., VRDO, BHAC-CR, LIQ: Citibank N.A., 0.310%, 06/03/10 (e)	18,000
5,200	Port Freeport, Multi-Mode BASF Corp., Rev., VRDO, 0.430%, 06/02/10	5,200
8,700	Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.300%, 06/02/10	8,700
12,470	Puttable Floating Option Tax-Exempt Receipts, Series PT-4591, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.410%, 06/03/10	12,470
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-14, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.290%, 06/03/10 (e)	20,000
	State of Texas, Veterans Housing Assistance Fund,
10,425	Series B, GO, VRDO, 0.300%, 06/03/10	10,425
11,390	Series D, GO, VRDO, LOC: Sumitomo Trust & Banking Co., 0.330%, 06/03/10	11,390
11,835	Series II-A, GO, VRDO, 0.320%, 06/02/10	11,835
31,970	Tarrant County Cultural Education Facilities Finance Corp., Series 2834, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10	31,970
14,700	Texas Department of Housing & Community Affairs, Multi-Family Housing, Harris Branch Apartments, Rev., VRDO, LOC: FNMA, 0.350%, 06/03/10	14,700
14,150	Texas Department of Housing & Community Affairs, Multi-Family Housing, Idlewilde Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.340%, 06/03/10	14,150
6,355	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 06/02/10	6,355
40,100	Texas Municipal Gas Acquisition & Supply Corp. I, Series 2848, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.360%, 06/03/10	40,100

		285,190
Utah — 2.2%
10,280	North Davis County Sewer District, Series ROCS RR II R-11817, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 06/03/10 (e)	10,280
	Utah Housing Corp.,
7,145	Series A, Rev., VRDO, 0.350%, 06/02/10	7,145
16,585	Series C, Class I, Rev., VRDO, 0.350%, 06/02/10	16,585
12,490	Series E, Class I, Rev., VRDO, 0.350%, 06/02/10	12,490
12,370	Series F, Rev., VRDO, 0.350%, 06/02/10	12,370
	Utah Housing Corp., Single Family Mortgage,
9,885	Series A-2, Rev., VRDO, 0.350%, 06/02/10	9,885
5,395	Series C-1, Rev., VRDO, 0.350%, 06/02/10	5,395
21,000	Utah Water Finance Agency, Series B-3, Rev., VRDO, 0.330%, 06/02/10	21,000

		95,150
Virginia — 1.0%
12,000	Fairfax County IDA, Inova Health System Project, Rev., VRDO, 0.410%, 06/03/10 (f) (i)	12,000
	Norfolk Economic Development Authority, Sentra Healthcare,
20,155	Rev., VRDO, 0.410%, 06/02/10 (f) (i)	20,155
12,750	Virginia Housing Development Authority, MERLOTS, Series C-42, Rev., VRDO, 0.350%, 06/02/10	12,750

		44,905
Washington — 0.8%
4,800	Vancouver Housing Authority, Pooled Housing, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 06/02/10	4,800
7,200	Washington Economic Development Finance Authority, Specialty Chemical Products, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/02/10	7,200
9,985	Washington State Housing Finance Commission, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 06/02/10	9,985
14,000	Washington State Housing Finance Commission, Vintage Spokane Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 06/03/10	14,000

		35,985
West Virginia — 0.3%
5,975	Marshall County IDR, Warren Distribution, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.380%, 06/03/10	5,975
6,050	West Virginia EDA, Appalachian Power Company, Series A, Rev., VRDO, LOC: Royal Bank of Scotland, 0.330%, 06/02/10	6,050

		12,025
Wisconsin — 2.3%
16,795	Wells Fargo Stage Trust, Series 2009-2C, Rev., VRDO, 0.350%, 06/03/10 (e)	16,795
	Wisconsin Housing & EDA,
5,010	Series 2995, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.340%, 06/03/10 (e)	5,010
9,700	Series A, Rev., VRDO, 0.340%, 06/02/10	9,700
23,300	Series C, Rev., VRDO, 0.340%, 06/02/10	23,300
22,790	Series C, Rev., VRDO, 0.350%, 06/02/10	22,790
20,590	Series ROCS RR II R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.350%, 06/03/10	20,590

		98,185
Wyoming — 0.8%
	Wyoming Community Development Authority,
14,000	Series 4, Rev., VRDO, AMT, LOC: FNMA, 0.350%, 06/02/10	14,000
10,000	Series 5, Rev., VRDO, AMT, LOC: FNMA, 0.350%, 06/02/10	10,000
12,000	Series 8, Rev., VRDO, AMT, LOC: FNMA, 0.350%, 06/02/10	12,000

		36,000
	Total Weekly Demand Notes (Cost $2,944,491)	2,944,491
	Total Investments — 100.0% (Cost $4,351,784) *	4,351,784
	Liabilities in Excess of Other Assets — 0.0% (g)	(841)
	NET ASSETS — 100.0%	$4,350,943

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2010.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $83,615,000 which amounts to 1.9% of total investments.

(g)		Amount rounds to less than 0.1%.
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)		The rate shown is the effective yield at the date of purchase.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*		The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since th e value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Commercial Paper
California	$–	$95,550	$–	$95,550
District of Columbia	–	43,000	–	43,000
Florida	–	40,000	–	40,000
Indiana	–	58,000	–	58,000
Michigan	–	16,900	–	16,900
New Hampshire	–	50,000	–	50,000
New York	–	14,230	–	14,230
Total Commercial Paper	–	317,680	–	317,680
Daily Demand Notes
California	–	39,900	–	39,900
Colorado	–	24,035	–	24,035
Delaware	–	95,000	–	95,000
Florida	–	13,800	–	13,800
Idaho	–	14,600	–	14,600
Indiana	–	32,570	–	32,570
Kentucky	–	6,900	–	6,900
Louisiana	–	21,700	–	21,700
Massachusetts	–	51,300	–	51,300
Michigan	–	3,040	–	3,040
Missouri	–	85,150	–	85,150
Nevada	–	25,000	–	25,000
New York	–	111,500	–	111,500
North Carolina	–	68,330	–	68,330
Ohio	–	17,110	–	17,110
Oregon	–	17,300	–	17,300
Pennsylvania	–	200	–	200
South Carolina	–	5,995	–	5,995
Texas	–	27,800	–	27,800
Total Daily Demand Notes	–	661,230	–	661,230
Municipal Bonds
Connecticut	–	20,349	–	20,349
Illinois	–	16,020	–	16,020
New Hampshire	–	10,040	–	10,040
New Jersey	–	93,005	–	93,005
New York	–	194,057	–	194,057
Ohio	–	54,803	–	54,803
Pennsylvania	–	15,021	–	15,021
Utah	–	15,017	–	15,017
Total Municipal Bonds	–	418,312	–	418,312
Quarterly Demand Notes
Pennsylvania	–	10,071	–	10,071
Total Quarterly Demand Notes	–	10,071	–	10,071
Weekly Demand Notes
Arizona	–	25,900	–	25,900
California	–	84,675	–	84,675
Colorado	–	316,415	–	316,415
Delaware	–	10,150	–	10,150
District of Columbia	–	25,000	–	25,000
Florida	–	109,935	–	109,935
Georgia	–	32,670	–	32,670
Idaho	–	63,400	–	63,400
Illinois	–	80,816	–	80,816
Indiana	–	13,570	–	13,570
Kansas	–	36,000	–	36,000
Louisiana	–	4,600	–	4,600
Maine	–	10,000	–	10,000
Maryland	–	33,430	–	33,430
Massachusetts	–	52,275	16,050	68,325
Michigan	–	279,215	21,200	300,415
Minnesota	–	38,905	–	38,905
Missouri	–	13,805	–	13,805
Montana	–	17,030	–	17,030
Nebraska	–	60,735	–	60,735
Nevada	–	213,700	–	213,700
New Jersey	–	19,800	–	19,800
New Mexico	–	59,150	–	59,150
New York	–	78,865	–	78,865
North Carolina	–	47,395	14,210	61,605
North Dakota	–	58,610	–	58,610
Ohio	–	135,715	–	135,715
Oregon	–	37,600	–	37,600
Other Territories	–	193,815	–	193,815
Pennsylvania	–	55,715	–	55,715
South Carolina	–	20,700	–	20,700
South Dakota	–	48,000	–	48,000
Tennessee	–	8,000	–	8,000
Texas	–	285,190	–	285,190
Utah	–	95,150	–	95,150
Virginia	–	12,750	32,155	44,905
Washington	–	35,985	–	35,985
West Virginia	–	12,025	–	12,025
Wisconsin	–	98,185	–	98,185
Wyoming	–	36,000	–	36,000
Total Weekly Demand Notes	–	2,860,876	83,615	2,944,491
Total Investments in Securities	$–	$4,268,169	$83,615	$4,351,784

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/10
Investments in Securities
Weekly Demand Notes - Massachusetts	$-	$-	$-	$-	$-	$16,050	$-	$16,050
Weekly Demand Notes - Michigan	-	-	-	-	-	21,200	-	21,200
Weekly Demand Notes - North Carolina	-	-	-	-	-	14,210	-	14,210
Weekly Demand Notes - Virginia	-	-	-	-	-	32,155	-	32,155
Total	$-	$-	$-	$-	$-	$83,615	$-	$83,615
Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.
Transferred from Level 2 to Level 3 due to lack of observable market inputs.
Transferred from Level 3 to Level 2 due to available market inputs to determine price.

JPMorgan Ohio Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 94.2%
	California — 0.8%
	General Obligation — 0.8%
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/17	887
1,500	State of California, GO, 5.000%, 03/01/16	1,561

	Total California	2,448
	Colorado — 1.5%
	Prerefunded — 1.5%
2,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	2,166
2,810	El Paso County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 05/01/15 (p)	2,518

	Total Colorado	4,684
	Florida — 0.3%
	Transportation — 0.3%
1,000	Miami-Dade County, Aviation, Series B, Rev., AMT, AGM-CR, XLCA, 5.000%, 10/01/15	1,038

	Hawaii — 0.5%
	Water & Sewer — 0.5%
1,500	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/16	1,596

	Illinois — 1.8%
	Certificate of Participation/Lease — 0.5%
1,500	University of Illinois, Academic Facilities Projects, Series A, COP, AMBAC, 5.000%, 03/15/16	1,624

	General Obligation — 0.7%
2,000	Chicago Park District, Alternative Revenue Source, Series D, GO, NATL-RE, FGIC, 5.000%, 01/01/16	2,147

	Water & Sewer — 0.6%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/16	1,624

	Total Illinois	5,395
	Kansas — 0.7%
	Prerefunded — 0.7%
1,000	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	915
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	1,219

	Total Kansas	2,134
	Louisiana — 0.4%
	Prerefunded — 0.4%
1,685	Jefferson Parish Finance Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,350

	Missouri — 0.3%
	Prerefunded — 0.3%
1,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series AA, Rev., NATL-RE, 6.400%, 06/01/10 (p)	1,000

	New York — 0.5%
	General Obligation — 0.5%
1,500	New York City, Series E, GO, AGM, 5.000%, 11/01/14	1,641

	Ohio — 85.7%
	Certificate of Participation/Lease — 9.2%
5,250	City of Cleveland, Cleveland Stadium Project, COP, AMBAC, Zero Coupon, 11/15/11	5,148
	Ohio State Building Authority, Adult Correctional Facilities,
1,745	Series A, Rev., COP, 5.000%, 04/01/19	1,940
1,000	Series A, Rev., COP, AGM, 5.500%, 10/01/11	1,065
2,000	Series B, Rev., COP, 5.000%, 10/01/13	2,239
1,000	Series B, Rev., COP, 5.000%, 10/01/19	1,138
2,030	Series B, Rev., COP, 5.250%, 04/01/15	2,315
	Ohio State Building Authority, State Facilities, Administrative Building Fund,
1,835	Series A, Rev., COP, 5.000%, 04/01/19	2,010
4,000	Series A, Rev., COP, AGM, 5.000%, 10/01/20	4,603
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue, COP, 5.000%, 09/01/18	2,048
2,000	State of Ohio, Cultural & Sports Capital Appreciation, Series A, Rev., COP, 5.250%, 10/01/20	2,326
2,000	State of Ohio, Higher Education Capital Facilities, Series II-A, Rev., COP, 5.375%, 12/01/12	2,227
1,235	State of Ohio, Parks & Recreation, Series II-A, Rev., COP, 5.000%, 12/01/20	1,391
		28,450
	Education — 5.5%
1,000	Kent State University Revenues, General Receipts, Series B, Rev., AGC, 5.000%, 05/01/19	1,126
180	Ohio State University, General Receipts, Unrefunded Balance, Series B, Rev., 5.250%, 06/01/13	200
1,000	State of Ohio, Higher Educational Facility, Baldwin-Wallace College Project, Rev., 5.500%, 06/01/14	1,091
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Rev., NATL-RE, 5.250%, 12/01/19	1,922
1,500	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/17	1,695
2,185	State of Ohio, Higher Educational Facility, Otterbein College Project, Series A, Rev., 5.500%, 12/01/18	2,411
1,000	State of Ohio, Higher Educational Facility, University of Dayton 2001, Rev., AMBAC, 5.375%, 06/01/11	1,054
1,500	University of Akron, Series A, Rev., AGM, 5.000%, 01/01/18	1,654
	University of Cincinnati,
1,960	Series A, Rev., NATL-RE, 5.000%, 06/01/17	2,104
1,500	Series G, Rev., NATL-RE, 5.000%, 12/01/17	1,653
2,000	University of Toledo, Series A, Rev., 4.000%, 06/01/13	2,135

		17,045
	General Obligation — 26.8%
1,530	Beavercreek City School District, School Improvement, GO, 5.000%, 06/01/19	1,700
	Cincinnati City School District, Classroom Construction & Improvement,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,165
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,548
1,800	GO, NATL-RE, FGIC, 5.250%, 12/01/25	2,108
	City of Avon,
1,000	Series B, GO, 5.000%, 12/01/18	1,089
1,000	Series B, GO, 5.000%, 12/01/18	1,096
	City of Cincinnati, Various Purpose,
1,215	Series A, GO, 5.000%, 12/01/15	1,343
1,105	Series A, GO, 5.000%, 06/01/19	1,248
1,500	Series C, GO, 5.000%, 06/01/17	1,720
1,000	City of Cleveland, GO, NATL-RE, 5.750%, 08/01/11	1,058
2,200	City of Cleveland, Various Purpose, Series A, GO, AGC, 5.000%, 06/01/17	2,400
1,000	City of Columbus School District, School Facilities Construction & Improvement, GO, 5.000%, 06/01/19	1,102
1,255	City of Dayton, Various Purpose, Series A, GO, 3.250%, 12/01/16	1,315
	City of Dublin, Various Purpose,
1,000	Series A, GO, 3.000%, 12/01/14	1,068
1,030	Series A, GO, 4.000%, 12/01/16	1,146
1,495	City of Newark, Capital Appreciation, GO, NATL-RE, FGIC, Zero Coupon, 12/01/11	1,465
50	City of Strongsville, Unrefunded Balance, GO, 6.700%, 07/06/10	50
	City of Strongsville, Various Purpose,
1,000	GO, 5.000%, 12/01/18	1,087
1,000	GO, 5.000%, 12/01/18	1,083
1,475	City of Westerville, GO, 5.000%, 12/01/15	1,698
1,775	Columbus City School District, Capital Appreciation, Construction & Improvement, Series B, GO, Zero Coupon, 12/01/18	1,324
1,500	Cuyahoga County, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/13	1,420
	Cuyahoga County, Various Purpose,
1,000	Series A, GO, 4.000%, 12/01/15	1,113
1,000	Series A, GO, 4.000%, 12/01/17	1,106
1,000	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	879
	Dublin City School District, School Facilities, Construction & Improvement,
1,000	GO, 5.000%, 12/01/18	1,113
1,000	GO, NATL-RE, 5.000%, 06/01/16	1,124
1,000	GO, NATL-RE, 5.000%, 12/01/17	1,153
	Lake County, Building Improvement,
1,010	GO, NATL-RE, 5.000%, 06/01/15	1,086
1,060	GO, NATL-RE, 5.000%, 06/01/15	1,133
1,400	Lake Local School District/Stark County, School Improvement, GO, AGM, 5.000%, 06/01/15	1,539
2,450	Lakewood City School District, Capital Appreciation, GO, AGM, Zero Coupon, 12/01/17	1,943
2,500	Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	2,935
1,120	Lebanon City School District, School Construction, GO, AGM, 5.000%, 06/01/15	1,209
1,930	London City School District, School Facilities, Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/11	2,056
1,430	Marysville Exempt Village School District, GO, AGM, 5.000%, 12/01/15	1,543
	Olentangy Local School District,
2,000	GO, AGM, 5.000%, 06/01/16	2,197
500	GO, NATL-RE, 7.750%, 12/01/11	553
1,235	GO, NATL-RE, FGIC, 5.000%, 12/01/13	1,400
1,405	Olentangy Local School District, School Facilities, Construction & Improvement, GO, 5.000%, 06/01/18	1,573
1,000	Plain Local School District, GO, NATL-RE, FGIC, 5.800%, 06/01/11	1,047
150	Shaker Heights City School District, Series A, GO, 7.100%, 12/15/10	155
1,260	Southwest Licking Local School District, GO, NATL-RE, FGIC, 5.750%, 12/01/14	1,463
1,710	Springfield City School District, Clark County, Capital Appreciation, GO, AMBAC, Zero Coupon, 12/01/12	1,619
1,750	State of Ohio, Series A, GO, 5.375%, 03/01/18	1,992
	State of Ohio, Common Schools,
1,205	Series A, GO, 5.250%, 09/15/12	1,326
1,250	Series B, GO, 5.000%, 03/15/14	1,341
	State of Ohio, Conservation Projects,
2,720	Series A, GO, 5.000%, 09/01/16	3,159
2,000	Series B, GO, 3.500%, 03/01/15	2,163
2,000	State of Ohio, Higher Education, Series A, GO, 5.000%, 08/01/16	2,316
1,500	State of Ohio, Infrastructure Improvements, Series D, GO, 5.000%, 03/01/14	1,598
3,335	State of Ohio, Site Development, Series A, GO, 4.000%, 11/01/14	3,691
1,380	Sylvania City School District, School Improvement, GO, AGC, 5.000%, 06/01/17	1,497
1,000	West Geauga Local School District, School Improvement, GO, AMBAC, 5.000%, 11/01/10	1,019
1,905	Westlake City School District, Capital Appreciation, School Improvement, Series A, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,644

		82,918
	Hospital — 6.5%
	Cuyahoga County,
2,500	Series A, Rev., 5.500%, 01/01/13	2,782
1,400	Series A, Rev., 6.000%, 07/01/13	1,560
1,000	Series A, Rev., 6.000%, 07/01/13	1,109
1,000	Cuyahoga County, Metrohealth System, Series A, Rev., NATL-RE, 5.125%, 07/06/10	1,002
890	Cuyahoga County, W.O. Walker Center, Inc., Series I, Rev., AMBAC, 5.250%, 07/06/10	891
1,000	Franklin County, Health Care Facilities, Ohio Presbyterian Services, Rev., 5.500%, 07/06/10	993
	Lucas County Hospital, Promedica Healthcare Obligation Group,
1,000	Rev., AMBAC, 5.625%, 07/06/10	1,013
1,000	Rev., AMBAC, 5.625%, 07/06/10	1,012
875	Middleburg Heights, Southwest General Health Center, Rev., AGM, 5.700%, 07/06/10	882
	Ohio Higher Educational Facility Commission, University Hospital Health System,
1,000	Series A, Rev., 5.000%, 01/15/14	1,083
550	Series A, Rev., 5.000%, 01/15/20	554
1,000	Series A, Rev., 5.250%, 01/15/20	1,039
2,500	Richland County, Hospital Facilities, Medcentral Health Systems, Rev., 5.125%, 11/15/16	2,553
2,000	State of Ohio, Higher Educational Facility, Cleveland Clinic Health, Series A, Rev., 5.000%, 01/01/18	2,102
1,500	State of Ohio, Hospital Facility, Cleveland Clinic Health, Rev., 5.000%, 01/01/19	1,565

		20,140
	Housing — 5.7%
975	Cuyahoga County, Multi-Family Housing, Allerton Apartments, Series A, Rev., FHA, GNMA, 4.900%, 08/20/17	1,030
540	Cuyahoga County, Multi-Family Housing, Clifton Plaza, Rev., GNMA COLL, 4.150%, 06/20/15	561
1,820	Lucas County, Multi-Family Housing, Neighborhood Properties, Inc. Project, Rev., LOC: Keybank N.A., 5.200%, 07/06/10	1,831
600	Montgomery County, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.600%, 11/01/13	631
260	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 07/06/10	261
	Ohio Housing Finance Agency,
880	Series A, Rev., AGM, 4.500%, 04/01/12	939
1,000	Series A, Rev., AGM, 5.000%, 04/01/17	1,090
500	Series A, Rev., AGM, 5.000%, 04/01/17	529
1,495	Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 4.250%, 09/01/16	1,577
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/16	1,417
610	Ohio Housing Finance Agency, Multi-Family Housing, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.500%, 11/20/17	590
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
805	Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	818
1,995	Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 03/01/18	2,147
2,785	Summit County Port Authority, Callis Tower Apartments, Rev., GNMA COLL, FHA, 4.500%, 09/20/17	2,925
1,190	Trumbull County, Multi-Family Housing, Royal Mall Apartments, Rev., FHA, GNMA COLL, 4.800%, 05/20/17	1,255

		17,601
	Industrial Development Revenue/Pollution Control Revenue — 1.4%
665	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 07/06/10	637
900	Cleveland-Cuyahoga County Port Authority, Cleveland Bottle Supply, Series B, Rev., LOC: Fifth Third Bank, 6.500%, 11/15/11	901
1,250	Franklin County, American Chemical Society Project, Rev., 5.500%, 07/06/10	1,265
885	Summit County Port Authority, Twinsburg Project, Series D, Rev., 5.125%, 05/15/15	766
160	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund, Series E, Rev., 6.100%, 11/15/10	161
515	Toledo-Lucas County Port Authority, Northwest Ohio Bond Fund, Series A, Rev., 5.100%, 07/06/10	508

		4,238
	Other Revenue — 2.8%
2,500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	2,549
1,000	Franklin County, Convention Facilities Authority, Tax and Lease, Rev., 5.000%, 12/01/17	1,114
	Ohio State Building Authority, State Facilities, Administrative Building Fund,
1,000	Series B, Rev., 5.000%, 10/01/19	1,109
1,000	Series B, Rev., 5.000%, 10/01/19	1,100
2,550	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/15	2,848

		8,720
	Prerefunded — 4.7%
	City of Cleveland,
1,015	GO, AMBAC, 5.250%, 12/01/14 (p)	1,183
1,000	GO, FGIC, 5.600%, 12/01/10 (p)	1,037
320	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage, Series A, Rev., NATL-RE, Zero Coupon, 11/15/11 (p)	316
2,000	City of Columbus School District, School Facilities Construction & Improvement, GO, AGM, 5.250%, 12/01/14 (p)	2,337
1,260	Franklin County, Children's Hospital Improvement Project, Rev., AMBAC, 5.500%, 05/01/11 (p)	1,331
1,000	Minster Local School District, School Facilities & Construction, GO, AGM, 5.500%, 12/01/10 (p)	1,036
2,685	Ohio Housing Finance Agency, Single Family Mortgage, Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 07/15/13 (p)	2,212
1,500	Ohio State Turnpike Commission, Rev., 5.500%, 02/15/11 (p)	1,555
820	Ohio State University, General Receipts, Series B, Rev., 5.250%, 06/01/13 (p)	923
2,510	Ohio State Water Development Authority, Fresh Water, Rev., AMBAC, 5.800%, 07/06/10 (p)	2,513

		14,443
	Private Placement — 0.2%
428	City of Columbus, Clintonville II Street Light Assessment, GO, 4.400%, 09/01/15	435

	Special Tax — 2.5%
1,000	City of Akron, Community Learning Centers, Series A, Rev., NATL-RE, FGIC, 5.250%, 12/01/13	1,093
1,000	Hamilton County, Sales Tax, Series A, Rev., AMBAC, 5.000%, 12/01/16	1,078
	State of Ohio,
1,000	Series A, Rev., 5.000%, 04/01/18	1,090
1,500	Series A, Rev., 5.000%, 04/01/18	1,663
1,000	Series A, Rev., 5.000%, 04/01/18	1,100
1,500	State of Ohio, Common Schools, Series C, GO, 5.000%, 09/15/19	1,757

		7,781
	Transportation — 7.1%
	City of Cleveland, Airport System,
2,000	Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,206
1,500	Series C, Rev., AGC, 4.000%, 01/01/16	1,570
1,000	Series C, Rev., AGC, 5.000%, 01/01/16	1,097
1,500	Series C, Rev., AGM, 5.000%, 01/01/17	1,604
	City of Cleveland, Parking Facilities,
1,000	Rev., AGM, 5.000%, 09/15/14	1,079
1,370	Rev., AGM, 5.250%, 09/15/21	1,451
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/17	2,175
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/19	2,223
1,185	Series A, Rev., 5.000%, 02/15/19	1,308
5,155	Series A, Rev., NATL-RE, FGIC, 5.500%, 02/15/14	5,898
1,250	State of Ohio, Major Infrastructure Project, Series 2007-1, Rev., AGM, 5.000%, 06/15/17	1,439

		22,050
	Utility — 3.1%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus, Series A, Rev., AGC, 5.000%, 02/15/19	1,076
2,680	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage, Unrefunded Balance, Series A, Rev., NATL-RE, Zero Coupon, 11/15/11	2,620
	City of Cleveland, Public Power Systems,
1,220	Rev., AMBAC, 5.500%, 11/15/11	1,283
1,280	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	1,428
1,000	Series A-1, Rev., NATL-RE, FGIC, 5.000%, 11/15/16	1,067
	City of Hamilton, Electric Systems,
950	Series A, Rev., AGC, 5.000%, 10/01/19	1,073
1,000	Series A, Rev., AGC, 5.000%, 10/01/19	1,119

		9,666
	Water & Sewer — 10.2%
	City of Akron, Sanitation Sewer System,
1,030	Rev., NATL-RE, FGIC, 5.375%, 12/01/13	1,122
1,070	Rev., NATL-RE, FGIC, 5.500%, 12/01/12	1,155
1,000	City of Akron, Waterworks, Rev., AGC, 5.000%, 03/01/18	1,130
	City of Cincinnati, Water Systems,
1,500	Series A, Rev., 5.000%, 12/01/16	1,706
1,000	Sub Series B, Rev., NATL-RE, 5.000%, 06/01/17	1,106
1,500	City of Cleveland, Series T, Rev., 5.000%, 01/01/19	1,679
1,220	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/17	1,360
1,505	City of Cleveland, Waterworks, First Mortgage, Series G, Rev., NATL-RE, 5.500%, 01/01/13	1,569
1,000	City of Toledo, Sewer System, Rev., NATL-RE, 5.250%, 07/06/10	1,023
2,975	Clermont County, Sewer District, Rev., AMBAC, 5.250%, 08/01/13	3,314
1,205	Delaware County, Sanitation Sewer Systems, Rev., AGM, 4.500%, 06/01/17	1,311
1,410	Hamilton County, Sewer Systems, GTR Cincinnati, Series A, Rev., 5.000%, 12/01/18	1,637
2,700	Mahoning Valley Sanitation District, Rev., AGM, 5.125%, 07/06/10	2,722
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Quality Fund, Series B, Rev., Zero Coupon, 06/01/17	1,622
	Ohio State Water Development Authority, Community Assistance,
1,205	Rev., 5.000%, 12/01/19	1,356
1,275	Rev., 5.000%, 12/01/19	1,423
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 06/01/18	2,235
2,000	Ohio State Water Development Authority, Fresh Water, Rev., 5.500%, 12/01/21	2,464
1,250	Ohio State Water Development Authority, State Match, Rev., 5.000%, 06/01/14	1,399

		31,333
	Total Ohio	264,820
	Texas — 1.6%
	General Obligation — 0.9%
1,000	Northside Independent School District, Series D, GO, PSF-GTD, 5.000%, 06/15/16	1,134
1,500	State of Texas, Transition Community, Mobility Fund, GO, 5.000%, 04/01/16	1,679

		2,813
	Prerefunded — 0.7%
2,500	Southeast Texas Housing Finance Corp., Rev., NATL-RE, Zero Coupon, 09/01/17 (p)	2,005

	Total Texas	4,818
	Washington — 0.1%
	General Obligation — 0.1%
220	State of Washington, Series A & AT-6, GO, 6.250%, 02/01/11	229

	Total Municipal Bonds (Cost $276,734)	291,153

SHARES	SECURITY DESCRIPTION
Short-Term Investment — 4.5%
	Investment Company — 4.5%
14,035	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $14,035)	14,035
	Total Investments — 98.7% (Cost $290,769)	305,188
	Other Assets in Excess of Liabilities — 1.3%	3,906
	NET ASSETS — 100.0%	$309,094

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
LOC	—	Letter of Credit
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VA	—	Veterans Administration
XLCA	—	Insured by XL Capital Assurance
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,675
Aggregate gross unrealized depreciation	(256)
Net unrealized appreciation/depreciation	$14,419
Federal income tax cost of investments	$290,769

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$14,035	$291,153	$–	$305,188

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Ohio Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Daily Demand Notes — 9.8%
	Ohio — 9.8%
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
2,800	Series A, Rev., VRDO, 0.290%, 06/01/10	2,800
365	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 06/01/10	365
1,300	Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/10	1,300
1,700	Ohio State Water Development Authority, First Energy Generation Corp. Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.260%, 06/01/10	1,700
200	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 06/01/10	200
	Total Daily Demand Notes (Cost $6,365)	6,365
Municipal Bonds — 12.1%
	Ohio — 12.1%
1,830	Cedar Cliff Local School District, School Improvement, GO, BAN, 1.750%, 09/09/10	1,835
1,000	City of Akron, Various Purpose, GO, BAN, 1.250%, 12/09/10 (m)	1,003
1,000	City of Marysville, Wastewater Treatment Centre, GO, 1.250%, 06/01/11	1,005
1,200	City of Perrysburg, Liberty Improvement, GO, BAN, 1.250%, 11/04/10	1,201
2,570	City of Perrysburg, Various Purpose, GO, BAN, 1.250%, 11/04/10	2,573
240	City of Springboro, Golf Course, GO, 1.000%, 12/01/10	240
	Total Municipal Bonds (Cost $7,857)	7,857
Weekly Demand Notes — 76.1%
	Ohio — 76.1%
2,985	Austin Trust, Various States, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 06/02/10 (m)	2,985
500	City of Grove City, Multi-Family Housing, Regency Arms Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 06/02/10	500
1,980	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 06/02/10	1,980
800	Columbus Regional Airport Authority, Capital Funding, OASBO Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.280%, 06/02/10	800
1,090	Columbus Regional Airport Authority, OASBO Expanded Asset, Rev., VRDO, LOC: U.S. Bank N.A., 0.280%, 06/02/10	1,090
1,155	Columbus Regional Airport Authority, Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.280%, 06/02/10	1,155
	Deutsche Bank Spears/Lifers Trust Various States,
1,210	Series 289, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.290%, 06/02/10	1,210
120	Series 570, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.330%, 06/03/10	120
2,050	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 06/03/10	2,050
2,150	Hamilton County, Boys/Girls Club, Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.290%, 06/03/10	2,150
2,800	Lancaster Port Authority, Ohio Gas, Rev., VRDO, 0.270%, 06/02/10	2,800
400	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: FHLB, 0.330%, 06/02/10	400
455	Montgomery County, Multi-Family Housing, Pedcor Investments, Lyons Gate, Series B, Rev., VRDO, LOC: FHLB, 0.450%, 06/02/10	455
3,800	Ohio Air Quality Development Authority, First Energy, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.260%, 06/02/10	3,800
855	Ohio Housing Finance Agency, MERLOTS, Series A10, Rev., VRDO, GNMA/FNMA, LIQ: Bank of New York, 0.350%, 06/02/10	855
	Ohio Housing Finance Agency, Residential Mortgage Backed,
300	Series B, Rev., VRDO, AMT, 0.300%, 06/02/10	300
1,000	Series H, Rev., VRDO, AMT, GNMA/FNMA, 0.320%, 06/02/10	1,000
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
2,875	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.340%, 06/02/10	2,875
350	Series C, Rev., VRDO, AMT, GNMA COLL, 0.320%, 06/02/10	350
350	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.320%, 06/02/10	350
2,495	Ohio State Water Development Authority, Series DCL 046, Rev., VRDO, LIQ: Dexia Credit Local, 0.330%, 06/03/10	2,495
1,950	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.330%, 06/02/10	1,950
	Ohio State Water Development Authority, Pollution Control, First Energy Project,
2,540	Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.250%, 06/03/10	2,540
2,000	Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.270%, 06/02/10	2,000
2,950	Paulding County, Solid Waste, Lafarge Corp. Project, Rev., VRDO, LOC: Bayerische Landesbank, 0.350%, 06/02/10	2,950
980	Puttable Floating Option Tax-Exempt Receipts, Series MT-513, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.540%, 06/02/10	980
4,000	Toledo-Lucas County Port Authority, Burlington Air Express, Inc., Rev., VRDO, AGC, LOC: Royal Bank of Scotland, 0.400%, 06/03/10	4,000
	Wells Fargo Stage Trust,
1,870	Series 56-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.280%, 06/03/10 (e)	1,870
885	Series 79-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.280%, 06/03/10 (e)	885
2,623	Wood County, Reclamation Technologies, IDR, Rev., VRDO, LOC: National City Bank, 0.380%, 06/02/10	2,623
	Total Weekly Demand Notes (Cost $49,518)	49,518
	Total Investments — 98.0% (Cost $63,740) *	63,740
	Other Assets in Excess of Liabilities — 2.0%	1,285
	NET ASSETS — 100.0%	$65,025

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
COLL	—	Collateral
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2010.

(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$–	$63,740	$–	$63,740

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
# All portfolio holdings designated as Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 9.5%
		Ally Auto Receivables Trust,
5,500		Series 2009-A, Class A3, 2.330%, 06/17/13 (e)	5,580
6,810		Series 2009-B, Class A3, 1.980%, 10/15/13 (e)	6,871
5,295		Series 2010-1, Class A3, 1.450%, 05/15/14	5,291
2,000		Series 2010-1, Class A4, 2.300%, 12/15/14	2,009
1,220		American Express Credit Account Master Trust, Series 2008-1, Class A, VAR, 0.787%, 08/15/13	1,223
		AmeriCredit Automobile Receivables Trust,
1,851		Series 2005-DA, Class A4, 5.020%, 11/06/12	1,853
1,327		Series 2006-BG, Class A4, 5.210%, 09/06/13	1,364
2,297		Series 2008-AF, Class A3, 5.680%, 12/12/12	2,345
2,578		Series 2009-1, Class A2, 2.260%, 05/15/12	2,590
3,875		Series 2009-1, Class A3, 3.040%, 10/15/13	3,956
3,240		Series 2010-1, Class A2, 0.970%, 01/15/13	3,234
2,290		Series 2010-1, Class A3, 1.660%, 03/17/14	2,288
126		Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.468%, 08/25/32	74
3,480		BA Credit Card Trust, Series 2006-A9, Class A9, VAR, 0.347%, 02/15/13	3,478
		Bank of America Auto Trust,
880		Series 2008-1A, Class A3A, 4.970%, 09/20/12 (e)	903
10,680		Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	10,860
2,410		Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	2,510
15,805		Series 2009-2A, Class A3, 2.130%, 09/15/13 (e)	15,986
11,400		Series 2009-2A, Class A4, 3.030%, 10/15/16 (e)	11,749
2,560		Series 2009-3A, Class A2, 0.890%, 04/15/12 (e)	2,561
9,110		Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	9,162
3,454		Series 2009-3A, Class A4, 2.670%, 12/15/16 (e)	3,526
6,475		Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	6,478
4,120		Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	4,146
		Bear Stearns Asset-Backed Securities Trust,
895		Series 2003-SD2, Class 2A, VAR, 3.610%, 06/25/43	821
1,112		Series 2006-SD1, Class A, VAR, 0.713%, 04/25/36	735
		Capital Auto Receivables Asset Trust,
248		Series 2006-2, Class A3A, 4.980%, 05/15/11	248
4,106		Series 2007-1, Class A4A, 5.010%, 04/16/12	4,198
356		Series 2007-4A, Class A3A, 5.000%, 12/15/11	360
1,341		Series 2008-1, Class A3A, 3.860%, 08/15/12	1,361
11,498		Series 2008-1, Class A4A, 4.460%, 07/15/14	12,034
		Capital One Auto Finance Trust,
106		Series 2007-B, Class A3A, 5.030%, 04/15/12	107
577		Series 2007-C, Class A3A, 5.130%, 04/16/12	585
		Capital One Multi-Asset Execution Trust,
480		Series 2003-B5, Class B5, 4.790%, 08/15/13	486
2,150		Series 2006-A2, Class A, 4.850%, 11/15/13	2,203
265		Series 2006-A6, Class A6, 5.300%, 02/18/14	275
125		Series 2007-B5, Class B5, 5.400%, 05/15/13	126
1,751		Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4, 4.940%, 07/15/12	1,765
		CarMax Auto Owner Trust,
1,169		Series 2006-2, Class A4, 5.140%, 11/15/11	1,188
1,683		Series 2007-1, Class A4, 5.240%, 06/15/12	1,719
782		Series 2007-2, Class A3, 5.230%, 12/15/11	789
1,350		Series 2007-2, Class A4, 5.270%, 11/15/12	1,398
779		Series 2007-3, Class A3A, 5.190%, 12/15/11	785
2,169		Series 2008-1, Class A4A, 4.790%, 02/15/13	2,260
3,524		Series 2009-1, Class A2, 3.310%, 11/15/11	3,542
17,385		Series 2009-1, Class A3, 4.120%, 03/15/13	17,866
3,940		Series 2010-1, Class A3, 1.560%, 07/15/14	3,943
6,895		Series 2010-1, Class A4, 2.400%, 04/15/15	6,943
735		Caterpillar Financial Asset Trust, Series 2008-A, Class A3, 4.940%, 04/25/14	749
4,703		Centex Home Equity, Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	4,469
		Chrysler Financial Auto Securitization Trust,
38,655		Series 2009-A, Class A3, 2.820%, 01/15/16	39,386
8,500		Series 2009-B, Class A2, 1.150%, 11/08/11	8,508
		Citibank Credit Card Issuance Trust,
285		Series 2007-A5, Class A5, 5.500%, 06/22/12	286
700		Series 2007-B6, Class B6, 5.000%, 11/08/12	711
2,500		Series 2008-A5, Class A5, 4.850%, 04/22/15	2,700
		CitiFinancial Auto Issuance Trust,
9,720		Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	9,747
16,350		Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	16,509
		CNH Equipment Trust,
422		Series 2008-B, Class A3A, 4.780%, 07/16/12	428
1,095		Series 2009-A, Class A3, 5.280%, 11/15/12	1,127
1,218		Series 2009-B, Class A3, 2.970%, 03/15/13	1,231
3,940		Series 2009-C, Class A3, 1.850%, 12/16/13	3,970
13,500		Series 2010-A, Class A3, 1.540%, 07/15/14	13,508
410		Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	413
1,581		Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.943%, 10/25/34	919
2,305		Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.653%, 11/25/35	2,106
112		CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	96
		Daimler Chrysler Auto Trust,
228		Series 2006-B, Class A4, 5.380%, 03/08/11	228
3,919		Series 2006-D, Class A4, 4.940%, 02/08/12	3,953
670		Series 2007-A, Class A3A, 5.000%, 02/08/12	676
2,500		Series 2007-A, Class A4, 5.280%, 03/08/13	2,605
7,757		Series 2008-A, Class A4, 4.480%, 08/08/14	8,066
		Discover Card Master Trust,
9,460		Series 2008-A3, Class A3, 5.100%, 10/15/13	9,802
1,255		Series 2008-A4, Class A4, 5.650%, 12/15/15	1,390
		Ford Credit Auto Owner Trust,
409		Series 2006-B, Class A4, 5.250%, 09/15/11	413
1,972		Series 2006-C, Class A4A, 5.150%, 02/15/12	2,009
954		Series 2007-A, Class A3A, 5.400%, 08/15/11	960
1,630		Series 2007-A, Class A4A, 5.470%, 06/15/12	1,684
3,206		Series 2007-B, Class A3A, 5.150%, 11/15/11	3,248
3,402		Series 2007-B, Class A4A, 5.240%, 07/15/12	3,543
1,762		Series 2008-A, Class A3A, 3.960%, 04/15/12	1,785
185		Series 2008-B, Class A3A, 4.280%, 05/15/12	188
23,230		Series 2009-A, Class A4, 6.070%, 05/15/14	25,479
5,465		Series 2009-B, Class A3, 2.790%, 08/15/13	5,564
6,600		Series 2009-B, Class A4, 4.500%, 07/15/14	7,026
4,650		Series 2009-D, Class A3, 2.170%, 10/15/13	4,704
		Franklin Auto Trust,
722		Series 2006-1, Class A4, 5.030%, 07/21/14	729
190		Series 2007-1, Class A3, 4.950%, 01/17/12	191
		GE Capital Credit Card Master Note Trust,
9,090		Series 2005-3, Class A, 4.130%, 06/15/13	9,076
2,525		Series 2007-3, Class A2, 5.400%, 06/15/13	2,519
120		Series 2007-3, Class B, 5.490%, 06/15/13	120
5,000		Series 2009-3, Class A, 2.540%, 09/15/14	5,050
		GS Auto Loan Trust,
3,417		Series 2006-1, Class A4, 5.380%, 01/15/14	3,435
1,309		Series 2007-1, Class A3, 5.390%, 12/15/11	1,321
		Harley-Davidson Motorcycle Trust,
249		Series 2005-3, Class A2, 4.410%, 06/15/12	250
1,088		Series 2006-3, Class A4, 5.220%, 06/15/13	1,117
3,183		Series 2007-1, Class A4, 5.210%, 06/17/13	3,273
193		Series 2007-2, Class A3, 5.100%, 05/15/12	193
21,186		Series 2007-2, Class A4, 5.120%, 08/15/13	21,878
2,000		Series 2007-3, Class A4, 5.520%, 11/15/13	2,079
4,287		Series 2009-1, Class A3, 3.190%, 11/15/13	4,377
7,640		Series 2009-1, Class A4, 4.550%, 01/15/17	8,076
6,665		Series 2009-3, Class A2, 0.940%, 04/15/12	6,659
5,145		Series 2009-3, Class A3, 1.740%, 09/15/13	5,159
		HFC Home Equity Loan Asset-Backed Certificates,
12,213		Series 2005-2, Class A1, VAR, 0.610%, 01/20/35	10,833
14,305		Series 2005-2, Class M1, VAR, 0.800%, 01/20/35	12,537
6,637		Series 2005-2, Class M2, VAR, 0.830%, 01/20/35	5,763
9,926		Series 2006-1, Class A1, VAR, 0.500%, 01/20/36	9,206
10,692		Series 2006-2, Class A1, VAR, 0.490%, 03/20/36	9,778
14,917		Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	15,200
9,725		Series 2006-4, Class A3F, SUB, 5.300%, 03/20/36	9,823
10,020		Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	10,244
11,000		Series 2007-2, Class A2F, SUB, 5.690%, 07/20/36	11,234
10,639		Series 2007-3, Class APT, VAR, 1.540%, 11/20/36	8,959
		Honda Auto Receivables Owner Trust,
730		Series 2006-3, Class A4, 5.110%, 04/15/12	732
5,128		Series 2007-1, Class A4, 5.090%, 07/18/13	5,187
1,750		Series 2007-2, Class A4, 5.570%, 11/21/13	1,795
2,446		Series 2008-1, Class A3, 4.470%, 01/18/12	2,476
4,030		Series 2008-1, Class A4, 4.880%, 09/18/14	4,204
4,665		Series 2009-2, Class A3, 2.790%, 01/15/13	4,747
3,025		Series 2009-3, Class A3, 2.310%, 05/15/13	3,068
1,430		Series 2009-3, Class A4, 3.300%, 09/15/15	1,482
		Household Automotive Trust,
403		Series 2006-1, Class A4, 5.520%, 03/18/13	408
1,469		Series 2006-3, Class A4, 5.340%, 09/17/13	1,500
406		Series 2007-1, Class A3, 5.300%, 11/17/11	408
		Huntington Auto Trust,
2,035		Series 2009-1A, Class A2, 3.480%, 07/15/11 (e)	2,037
45,675		Series 2009-1A, Class A3, 3.940%, 06/17/13 (e)	46,627
		Hyundai Auto Receivables Trust,
1,067		Series 2006-B, Class A4, 5.150%, 05/15/13	1,087
1,519		Series 2007-A, Class A3A, 5.040%, 01/17/12	1,534
101		Series 2007-A, Class A3B, VAR, 0.737%, 01/17/12	101
5,489		Series 2008-A, Class A3, 4.930%, 12/17/12	5,648
7,500		Series 2009-A, Class A3, 2.030%, 08/15/13	7,585
		John Deere Owner Trust,
168		Series 2006-A, Class A4, 5.390%, 06/17/13	169
3,008		Series 2009-A, Class A3, 2.590%, 10/15/13	3,044
4,881		Series 2009-B, Class A2, 0.850%, 03/15/12	4,882
4,770		Series 2009-B, Class A3, 1.570%, 10/15/13	4,788
239		MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	255
		Mercedes-Benz Auto Receivables Trust,
9,680		Series 2009-1, Class A3, 1.670%, 01/15/14	9,754
7,500		Series 2010-1, Class A3, 1.420%, 08/15/14	7,505
34,985		MMCA Automobile Trust, Series 2009-A, Class A3, 3.930%, 03/15/13 (e)	36,044
1,305		Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 1.843%, 03/25/33	821
1,253		MSDWCC Heloc Trust, Series 2007-1, Class A, VAR, 0.443%, 12/25/31	814
		Nissan Auto Receivables Owner Trust,
260		Series 2007-B, Class A3, 5.030%, 05/16/11	261
3,625		Series 2007-B, Class A4, 5.160%, 03/17/14	3,755
666		Series 2008-A, Class A3, 3.890%, 08/15/11	669
5,005		Series 2008-B, Class A3, 4.460%, 04/16/12	5,094
255		Series 2009-1, Class A2, 3.920%, 04/15/11	255
3,335		Series 2009-1, Class A3, 5.000%, 09/15/14	3,453
7,200		Series 2009-A, Class A3, 3.200%, 02/15/13	7,362
8,669		Novastar Home Equity Loan, Series 2005-1, Class M1, VAR, 0.793%, 06/25/35	8,459
55		Residential Asset Securities Corp., Series 2001-KS1, Class AI6, 6.349%, 03/25/32	46
27		Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	23
		USAA Auto Owner Trust,
223		Series 2006-3, Class A4, 5.360%, 06/15/12	223
894		Series 2006-4, Class A4, 4.980%, 10/15/12	906
11		Series 2007-1, Class A3, 5.430%, 10/17/11	11
5,000		Series 2007-1, Class A4, 5.550%, 02/15/13	5,141
194		Series 2007-2, Class A3, 4.900%, 02/15/12	195
1,253		Series 2008-1, Class A3, 4.160%, 04/16/12	1,264
3,873		Series 2008-2, Class A3, 4.640%, 10/15/12	3,955
7,618		Series 2008-3, Class A3, 4.280%, 10/15/12	7,759
9,560		Series 2009-2, Class A3, 1.540%, 02/18/14	9,607
1,570		Series 2009-2, Class A4, 2.530%, 07/15/15	1,601
2,286		Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A3, 4.500%, 07/20/12	2,323
		World Omni Auto Receivables Trust,
780		Series 2006-B, Class A4, 5.120%, 06/15/12	792
1,858		Series 2007-B, Class A3A, 5.280%, 01/17/12	1,874
5,060		Series 2007-B, Class A4, 5.390%, 05/15/13	5,260
2,800		Series 2008-B, Class A3A, 5.130%, 04/15/13	2,878
2,000		Series 2008-B, Class A4, 5.580%, 04/15/14	2,143
5,375		Series 2009-A, Class A3, 3.330%, 05/15/13	5,486
3,960		Series 2010-A, Class A3, 1.340%, 12/16/13	3,962
11,865		Series 2010-A, Class A4, 2.210%, 05/15/15	11,950

		Total Asset-Backed Securities (Cost $795,569)	800,448
Collateralized Mortgage Obligations — 11.9%
		Agency CMO — 6.0%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
1,701		Series 31, Class Z, 8.000%, 04/25/24	1,879
224		Series 56, Class Z, 7.500%, 09/20/26	235
		Federal Home Loan Mortgage Corp. REMICS,
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	1
6		Series 1053, Class G, 7.000%, 03/15/21	7
17		Series 1056, Class KZ, 6.500%, 03/15/21	18
9		Series 1074, Class H, 8.500%, 05/15/21	9
25		Series 1082, Class C, 9.000%, 05/15/21	28
11		Series 1087, Class I, 8.500%, 06/15/21	12
33		Series 1125, Class Z, 8.250%, 08/15/21	36
33		Series 1142, Class IA, 7.000%, 10/15/21	36
4		Series 1169, Class G, 7.000%, 11/15/21	5
4		Series 1173, Class E, 6.500%, 11/15/21	4
11		Series 12, Class A, 9.250%, 11/15/19	12
64		Series 1343, Class LA, 8.000%, 08/15/22	71
16		Series 1424, Class F, VAR, 2.409%, 11/15/22	16
296		Series 1480, Class LZ, 7.500%, 03/15/23	327
778		Series 1560, Class Z, 7.000%, 08/15/23	858
4		Series 159, Class H, 4.500%, 09/15/21	4
24		Series 16, Class D, 10.000%, 10/15/19	27
65		Series 1641, Class FA, VAR, 1.325%, 12/15/13	65
37		Series 17, Class I, 9.900%, 10/15/19	41
195		Series 1754, Class Z, 8.500%, 09/15/24	219
417		Series 1779, Class Z, 8.500%, 04/15/25	461
9		Series 1807, Class G, 9.000%, 10/15/20	10
–	(h)	Series 1838, Class H, 6.500%, 04/15/11	–	(h)
1,382		Series 1888, Class Z, 7.000%, 08/15/26	1,523
6		Series 189, Class D, 6.500%, 10/15/21	6
22		Series 2, Class Z, 9.300%, 03/15/19	24
3,456		Series 2065, Class PV, 7.000%, 08/17/27	3,479
63		Series 23, Class F, 9.600%, 04/15/20	69
1,965		Series 2358, Class PD, 6.000%, 09/15/16	2,077
2,714		Series 2363, Class PF, 6.000%, 09/15/16	2,896
601		Series 2382, Class DA, 5.500%, 10/15/30	607
1,286		Series 2390, Class CH, 5.500%, 12/15/16	1,381
2,140		Series 2418, Class MF, 6.000%, 02/15/22	2,357
569		Series 2425, Class JH, 6.000%, 03/15/17	616
805		Series 2450, Class PE, 6.000%, 07/15/21	817
2,135		Series 2453, Class BD, 6.000%, 05/15/17	2,312
1,421		Series 2458, Class OE, 6.000%, 06/15/17	1,541
1,031		Series 2496, Class BK, 5.500%, 09/15/17	1,112
755		Series 2503, Class TG, 5.500%, 09/15/17	815
803		Series 2508, Class AQ, 5.500%, 10/15/17	867
3,628		Series 2513, Class DB, 5.000%, 10/15/17	3,877
14,978		Series 2517, Class VD, 5.500%, 09/15/20	15,263
159		Series 2519, Class HB, 5.000%, 10/15/21	162
746		Series 2528, Class VA, 5.500%, 12/15/12	760
5,327		Series 2533, Class PE, 5.500%, 12/15/21	5,567
86		Series 2534, Class HM, 4.500%, 10/15/16	88
7,351		Series 2561, Class UE, 5.500%, 06/15/22	7,822
514		Series 2575, Class KA, 5.000%, 11/15/17	542
1,665		Series 2578, Class DA, 4.500%, 09/15/16	1,691
378		Series 2579, Class GQ, 4.000%, 01/15/17	384
894		Series 2583, Class TD, 4.500%, 12/15/13	921
1,123		Series 2587, Class WB, 5.000%, 11/15/16	1,152
26		Series 26, Class F, 9.500%, 02/15/20	29
18,414		Series 2600, Class MD, 5.500%, 06/15/32	19,799
65		Series 2617, Class UM, 4.000%, 05/15/15	65
1,580		Series 2617, Class VN, 5.500%, 04/15/14	1,683
2,007		Series 2632, Class NE, 4.000%, 06/15/13	2,035
6,607		Series 2635, Class MS, IF, IO, 7.413%, 02/15/18	666
224		Series 2640, Class VM, 4.500%, 12/15/21	232
3,904		Series 2641, Class KJ, 4.000%, 01/15/18	4,064
823		Series 2643, Class ME, 3.500%, 03/15/18	851
1,521		Series 2645, Class SP, IF, IO, 6.813%, 07/15/26	9
1,292		Series 2666, Class OC, 5.500%, 01/15/22	1,367
9		Series 2668, Class AD, 4.000%, 01/15/15	9
461		Series 2685, Class MX, 4.000%, 07/15/16	473
467		Series 2718, Class TC, 5.000%, 04/15/27	476
541		Series 2755, Class PA, PO, 02/15/29	524
3,875		Series 2763, Class PD, 4.500%, 12/15/17	4,082
257		Series 2763, Class TA, 4.000%, 03/15/11	261
3,632		Series 2765, Class CA, 4.000%, 07/15/17	3,761
3,500		Series 2773, Class OB, 5.000%, 02/15/19	3,778
513		Series 2780, Class YP, 7.500%, 08/15/18	549
394		Series 2782, Class HE, 4.000%, 09/15/17	408
436		Series 2786, Class PC, 4.500%, 10/15/16	444
2,488		Series 2812, Class AB, 4.500%, 10/15/18	2,607
658		Series 2825, Class VP, 5.500%, 06/15/15	716
4,000		Series 2836, Class PX, 4.000%, 05/15/18	4,196
205		Series 2851, Class BD, 4.000%, 02/15/20	208
8,376		Series 2859, Class SA, IF, IO, 6.913%, 11/15/18	573
3,990		Series 2875, Class HA, 4.000%, 11/15/18	4,156
2,544		Series 2924, Class DA, 4.500%, 02/15/19	2,666
675		Series 2927, Class YN, 4.500%, 10/15/32	715
1,308		Series 2956, Class LD, 5.000%, 05/15/18	1,352
1,315		Series 2962, Class WJ, 5.500%, 06/15/24	1,386
18,554		Series 2989, Class MU, IF, IO, 6.663%, 07/15/34	2,279
2,294		Series 2993, Class MN, 5.000%, 06/15/23	2,400
1,848		Series 2995, Class FT, VAR, 0.587%, 05/15/29	1,836
738		Series 3001, Class YN, 4.500%, 06/15/33	757
1,261		Series 3005, Class PV, IF, 12.199%, 10/15/33	1,431
4,810		Series 3036, Class NB, 5.000%, 01/15/29	5,053
654		Series 3047, Class OB, 5.500%, 12/15/33	700
10,780		Series 3153, Class JB, 5.500%, 01/15/28	11,048
733		Series 3173, Class PH, 6.000%, 09/15/27	741
2,992		Series 3192, Class GA, 6.000%, 03/15/27	3,009
6,602		Series 3197, Class AB, 5.500%, 08/15/13	6,754
1,546		Series 3205, Class PA, 6.000%, 04/15/27	1,554
2,698		Series 3234, Class MA, 4.500%, 03/15/28	2,761
2,133		Series 3242, Class NC, 5.750%, 12/15/28	2,206
3,128		Series 3242, Class PA, 5.750%, 11/15/29	3,252
3,539		Series 3280, Class MA, 5.500%, 05/15/26	3,616
11,476		Series 3305, Class IW, IF, IO, 6.113%, 04/15/37	1,120
5,000		Series 3320, Class TB, 5.500%, 06/15/30	5,227
929		Series 3329, Class JA, 6.000%, 08/15/28	968
3,445		Series 3356, Class PA, 6.000%, 11/15/26	3,508
1,137		Series 3363, Class A, 5.000%, 07/15/16	1,188
82,912		Series 3420, Class EI, IO, SUB, 2.031%, 08/15/37	2,420
17,349		Series 3429, Class S, IF, IO, 6.483%, 03/15/38	1,680
53,854		Series 3437, Class DI, IO, 1.559%, 02/15/12	884
41,757		Series 3523, Class CI, IO, VAR, 2.461%, 02/15/12	1,035
8,661		Series 3546, Class A, VAR, 6.017%, 02/15/39	9,184
5,485		Series 3564, Class JA, 4.000%, 01/15/18	5,743
9,706		Series 3572, Class JS, IF, IO, 6.463%, 09/15/39	1,618
21,989		Series 3609, Class SA, IF, IO, 6.003%, 12/15/39	2,455
5		Series 81, Class A, 8.125%, 11/15/20	6
29		Series 85, Class C, 8.600%, 01/15/21	32
25		Series 99, Class Z, 9.500%, 01/15/21	28
1,879		Series R008, Class FK, VAR, 0.737%, 07/15/23	1,873
56		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.990%, 09/25/29	56
		Federal National Mortgage Association REMICS,
20		Series 1988-7, Class Z, 9.250%, 04/25/18	23
25		Series 1988-13, Class C, 9.300%, 05/25/18	28
19		Series 1988-15, Class A, 9.000%, 06/25/18	21
21		Series 1988-16, Class B, 9.500%, 06/25/18	24
16		Series 1989-2, Class D, 8.800%, 01/25/19	18
45		Series 1989-27, Class Y, 6.900%, 06/25/19	49
12		Series 1989-54, Class E, 8.400%, 08/25/19	13
11		Series 1989-66, Class J, 7.000%, 09/25/19	12
8		Series 1989-70, Class G, 8.000%, 10/25/19	9
171		Series 1989-72, Class E, 9.350%, 10/25/19	198
22		Series 1989-89, Class H, 9.000%, 11/25/19	24
8		Series 1989-96, Class H, 9.000%, 12/25/19	9
15		Series 1990-7, Class B, 8.500%, 01/25/20	16
12		Series 1990-12, Class G, 4.500%, 02/25/20	12
231		Series 1990-19, Class G, 9.750%, 02/25/20	265
47		Series 1990-58, Class J, 7.000%, 05/25/20	53
46		Series 1990-61, Class H, 7.000%, 06/25/20	51
20		Series 1990-106, Class J, 8.500%, 09/25/20	23
10		Series 1990-109, Class J, 7.000%, 09/25/20	10
27		Series 1990-111, Class Z, 8.750%, 09/25/20	30
13		Series 1990-117, Class E, 8.950%, 10/25/20	16
13		Series 1990-123, Class G, 7.000%, 10/25/20	15
13		Series 1990-132, Class Z, 7.000%, 11/25/20	14
537		Series 1990-137, Class X, 9.000%, 12/25/20	593
5		Series 1991-53, Class J, 7.000%, 05/25/21	5
31		Series 1991-130, Class C, 9.000%, 09/25/21	36
18		Series 1992-81, Class ZB, 8.500%, 04/25/22	20
3		Series 1992-96, Class B, PO, 05/25/22	3
2,699		Series 1992-131, Class KB, 8.000%, 08/25/22	3,004
2,590		Series 1992-185, Class L, 8.000%, 10/25/22	2,896
9		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	11
36		Series 1993-220, Class PJ, 6.000%, 11/25/13	37
–	(h)	Series 1993-225, Class MC, PO, 11/25/23	–	(h)
73		Series 1993-235, Class G, PO, 09/25/23	67
6,376		Series 1994-43, Class PK, 6.350%, 02/25/24	7,155
1		Series 1997-46, Class PN, 6.500%, 07/18/12	1
8		Series 1997-55, Class B, 7.000%, 02/18/27	8
9,292		Series 1999-6, Class PB, 6.000%, 03/25/19	10,143
3,448		Series 1999-42, Class SA, IF, IO, 7.857%, 10/25/28	161
2,259		Series 2002-2, Class MG, 6.000%, 02/25/17	2,446
1,232		Series 2002-3, Class OG, 6.000%, 02/25/17	1,331
2,304		Series 2002-28, Class LD, 6.000%, 05/25/17	2,492
1,349		Series 2002-58, Class HC, 5.500%, 09/25/17	1,452
2,671		Series 2002-59, Class UC, 5.500%, 09/25/17	2,878
883		Series 2002-63, Class KC, 5.000%, 10/25/17	943
3,000		Series 2003-3, Class PD, 5.000%, 08/25/16	3,091
10,335		Series 2003-5, Class SE, IF, IO, 7.307%, 08/25/22	899
362		Series 2003-21, Class M, 5.000%, 02/25/17	372
21,952		Series 2003-25, Class CS, IF, IO, 7.307%, 03/25/17	949
6,165		Series 2003-25, Class SC, IF, IO, 7.307%, 03/25/17	217
2,915		Series 2003-42, Class CI, IO, 6.500%, 05/25/33	591
4,140		Series 2003-49, Class IO, IO, 6.500%, 06/25/33	839
9,436		Series 2003-57, Class IB, IO, 5.000%, 06/25/18	852
10,084		Series 2003-69, Class GI, IO, 5.000%, 12/25/31	879
1,444		Series 2003-86, Class DM, 4.000%, 09/25/10	1,450
5,720		Series 2003-89, Class DC, 5.000%, 12/25/32	6,161
4,147		Series 2003-92, Class HP, 4.500%, 09/25/18	4,408
274		Series 2003-108, Class HA, 5.000%, 01/25/27	277
670		Series 2003-113, Class PC, 4.000%, 03/25/15	672
1,729		Series 2003-120, Class BQ, 4.000%, 09/25/16	1,769
9,213		Series 2004-65, Class EJ, 5.000%, 05/25/23	9,651
1,486		Series 2004-72, Class F, VAR, 0.843%, 09/25/34	1,498
433		Series 2004-101, Class AR, 5.500%, 01/25/35	475
1,343		Series 2005-1, Class HC, 5.000%, 09/25/28	1,393
17,920		Series 2005-19, Class PA, 5.500%, 07/25/34	19,544
7,262		Series 2005-19, Class SK, IF, IO, 6.407%, 11/25/22	449
905		Series 2005-27, Class TH, 5.500%, 07/25/31	946
7,098		Series 2005-30, Class TA, 5.000%, 04/25/22	7,427
5,330		Series 2005-38, Class FK, VAR, 0.643%, 05/25/35	5,306
1,068		Series 2005-40, Class YA, 5.000%, 09/25/20	1,118
813		Series 2005-47, Class AN, 5.000%, 12/25/16	829
619		Series 2005-48, Class OM, 5.000%, 03/25/30	643
3,001		Series 2005-68, Class JK, 5.250%, 05/25/35	3,025
2,356		Series 2005-83, Class LJ, 5.000%, 10/25/35	2,363
625		Series 2005-84, Class MB, 5.750%, 10/25/35	689
4,207		Series 2005-104, Class YA, 5.500%, 10/25/19	4,153
6,958		Series 2006-22, Class DV, 5.500%, 03/25/17	7,368
4,908		Series 2006-39, Class WB, 5.500%, 10/25/30	5,180
14,164		Series 2006-58, Class ST, IF, IO, 6.807%, 07/25/36	2,134
310		Series 2006-81, Class NA, 6.000%, 02/25/27	312
3,860		Series 2006-102, Class MA, 6.000%, 07/25/27	3,920
1,752		Series 2007-16, Class FC, VAR, 1.093%, 03/25/37	1,754
3,780		Series 2007-22, Class SC, IF, IO, 5.737%, 03/25/37	383
20,064		Series 2007-33, Class MS, IF, IO, 6.247%, 04/25/37	2,491
4,653		Series 2007-47, Class PA, 5.000%, 02/25/28	4,812
6,200		Series 2007-54, Class FA, VAR, 0.743%, 06/25/37	6,185
3,159		Series 2007-79, Class MA, 5.500%, 12/25/28	3,287
23,013		Series 2007-85, Class SH, IF, IO, 6.157%, 09/25/37	2,054
22,375		Series 2007-95, Class A1, VAR, 0.593%, 08/27/36	22,347
5,747		Series 2007-106, Class A7, VAR, 6.119%, 10/25/37	6,044
8,703		Series 2008-18, Class SE, IF, IO, 5.927%, 03/25/38	1,051
110,566		Series 2008-35, Class EI, IO, VAR, 1.555%, 03/25/12	1,779
2,120		Series 2008-72, Class IO, IO, 5.000%, 08/25/28	303
37,850		Series 2008-95, Class AI, IO, 5.000%, 12/25/23	4,130
7,719		Series 2009-29, Class LA, VAR, 6.134%, 05/25/39	8,275
76,468		Series 2009-70, Class IN, IO, 4.500%, 08/25/19	7,571
20,000		Series 2010-64, Class DM, 5.000%, 06/25/40	21,138
19		Series G-11, Class Z, 8.500%, 05/25/21	21
9		Series G-22, Class ZT, 8.000%, 12/25/16	10
13		Series G-41, Class PT, 7.500%, 10/25/21	14
1,363		Series G92-19, Class M, 8.500%, 04/25/22	1,532
38		Series G92-35, Class E, 7.500%, 07/25/22	42
1,181		Series G92-35, Class EA, 8.000%, 07/25/22	1,320
18		Series G92-40, Class ZC, 7.000%, 07/25/22	20
164		Series G92-44, Class ZQ, 8.000%, 07/25/22	184
41		Series G92-54, Class ZQ, 7.500%, 09/25/22	47
6,250		Series G92-64, Class J, 8.000%, 11/25/22	6,988
2,462		Series G92-66, Class K, 8.000%, 12/25/22	2,753
2,412		Series G94-6, Class PJ, 8.000%, 05/17/24	2,697
		Federal National Mortgage Association STRIPS,
143		Series 108, Class 1, PO, 03/01/20	126
1		Series 25, Class 1, 6.000%, 02/01/13	1
3		Series 268, Class 2, IO, 9.000%, 02/01/23	1
2,309		Series 334, Class 13, IO, VAR, 6.000%, 03/01/33	366
2,011		Series 334, Class 17, IO, VAR, 6.500%, 02/01/33	353
2,854		Series 334, Class 24, IO, VAR, 5.000%, 02/01/18	267
4,504		Series 334, Class 9, IO, 6.000%, 03/01/33	1,075
17,312		Series 343, Class 21, IO, 4.000%, 09/01/18	1,636
7,389		Series 345, Class 22, IO, VAR, 4.500%, 05/01/20	685
2,982		Series 351, Class 28, IO, VAR, 5.000%, 04/01/19	301
1,986		Series 356, Class 16, IO, VAR, 5.500%, 06/01/35	287
2,265		Series 359, Class 16, IO, VAR, 5.500%, 10/01/35	316
2,908		Series 369, Class 19, IO, VAR, 6.000%, 10/01/36	384
1,589		Series 369, Class 26, IO, VAR, 6.500%, 10/01/36	286
8,044		Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	1,235
11,696		Series 394, Class C3, IO, 6.500%, 09/25/38	2,398
		Federal National Mortgage Association Whole Loan,
3		Series 1995-W3, Class A, 9.000%, 04/25/25	3
23,200		Series 2007-W1, Class 1AF1, VAR, 0.603%, 11/25/46	23,432
		Government National Mortgage Association,
126		Series 1997-12, Class D, 7.500%, 09/20/27	132
2,466		Series 2004-39, Class IN, IO, 5.500%, 06/20/33	386
15,971		Series 2008-75, Class SP, IF, IO, 7.130%, 08/20/38	1,835
22,361		Series 2009-14, Class KS, IF, IO, 5.960%, 03/20/39	2,361
6,160		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	919
53,934		Series 2009-14, Class SA, IF, IO, 5.740%, 03/20/39	5,953
26		Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	29

			510,134
		Non-Agency CMO — 5.9%
		ABN Amro Mortgage Corp.,
8,744		Series 2003-7, Class A3, 4.500%, 07/25/18	8,970
4,089		Series 2003-9, Class A1, 4.500%, 08/25/18	4,168
1,489		Series 2003-9, Class A2, 4.500%, 08/25/18	1,477
		Banc of America Mortgage Securities, Inc.,
3,894		Series 2004-3, Class 1A23, 4.500%, 04/25/34	3,904
3,373		Series 2004-4, Class 1A9, 5.000%, 05/25/34	3,403
8,977		Series 2004-4, Class 4A1, 4.750%, 05/25/19	9,053
6,198		Series 2004-5, Class 3A5, 4.750%, 06/25/19	6,213
16,154		Series 2004-5, Class 4A1, 4.750%, 06/25/19	16,130
3,035		Series 2004-6, Class 1A8, 5.500%, 07/25/34	3,053
18,843		Series 2005-1, Class 2A1, 5.000%, 02/25/20	18,486
10,940		Series 2007-1, Class 1A7, 5.750%, 03/25/37	10,997
		BCAP LLC Trust,
9,057		Series 2006-RR1, Class PA, 5.000%, 11/25/36	9,136
10,197		Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	10,219
5,578		Series 2010-RR4, Class 4A1, VAR, 0.856%, 01/26/37 (e)	5,467
9,788		Series 2010-RR4, Class 5A7, VAR, 1.036%, 05/26/37 (e)	9,421
17,338		Series 2010-RR5, Class 6A1, VAR, 0.826%, 03/26/37 (e)	17,089
517		Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 4.682%, 10/25/33	500
1,390		Cendant Mortgage Corp., Series 2004-3, Class A3, VAR, 5.504%, 06/25/34	1,377
		Chase Mortgage Finance Corp.,
8,749		Series 2003-S10, Class A1, 4.750%, 11/25/18	9,034
2,571		Series 2003-S13, Class A2, 5.000%, 11/25/33	2,613
2,358		Citicorp Mortgage Securities, Inc., Series 2004-3, Class A8, 5.250%, 05/25/34	2,359
		Citigroup Mortgage Loan Trust, Inc.,
2,816		Series 2003-UP3, Class A1, 7.000%, 09/25/33	2,863
11,033		Series 2004-UST1, Class A6, VAR, 5.078%, 08/25/34	11,422
300		Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	305
		Countrywide Home Loan Mortgage Pass-Through Trust,
10,929		Series 2003-34, Class A6, 5.250%, 09/25/33	11,182
4,022		Series 2003-J13, Class 1A5, 5.250%, 11/25/14	4,018
8,614		Series 2003-J15, Class 3A1, 5.000%, 01/25/19	8,871
2,030		Series 2004-8, Class 2A1, 4.500%, 06/25/19	2,042
		CS First Boston Mortgage Securities Corp.,
5,789		Series 2003-23, Class 8A1, 5.000%, 09/25/18	5,809
8,404		Series 2004-8, Class 6A1, 4.500%, 12/25/19	8,570
1,640		Series 2007-5, Class 5A5, VAR, 5.438%, 12/25/14	1,570
240		First Horizon Alternative Mortgage Securities, Series 2005-FA7, Class 1A5, 5.500%, 10/25/35	238
		First Horizon Asset Securities, Inc.,
10,053		Series 2003-8, Class 2A1, 4.500%, 09/25/18	10,226
6,597		Series 2004-7, Class 2A1, 4.750%, 12/25/19	6,700
		GMAC Mortgage Corp. Loan Trust,
9,267		Series 2003-AR1, Class A4, VAR, 4.067%, 10/19/33	9,112
4		Series 2003-J1, Class A3, 5.250%, 03/25/18	4
674		Series 2003-J4, Class 2A1, 4.750%, 09/25/18	688
13,132		GSR Mortgage Loan Trust, Series 2004-10F, Class 1A6, 4.500%, 08/25/19	12,972
2,832		Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.703%, 02/25/35	1,799
12,223		JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, VAR, 3.900%, 08/25/34	11,925
15		Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	16
6,000		MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6, VAR, 3.075%, 11/21/34	5,995
381		MASTR Alternative Loans Trust, Series 2004-8, Class 6A1, 5.500%, 09/25/19	383
		MASTR Asset Securitization Trust,
2,403		Series 2002-7, Class 1A1, 5.500%, 11/25/17	2,462
6,155		Series 2003-2, Class 1A1, 5.000%, 03/25/18	6,359
3,822		Series 2003-11, Class 10A1, 5.000%, 12/25/18	3,906
8,384		Series 2004-6, Class 6A1, 4.500%, 07/25/19	8,548
5,654		Series 2006-1, Class 1A1, 5.750%, 05/25/36	5,732
2,334		Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A2, VAR, 0.623%, 08/25/35	1,961
8		Merrill Lynch Trust, Series 44, Class G, 9.000%, 08/20/20	8
717		Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	656
		Nomura Asset Acceptance Corp.,
2,148		Series 2005-AR1, Class 1A1, VAR, 2.794%, 02/25/35	1,562
1,109		Series 2005-AR2, Class 3A1, VAR, 0.593%, 05/25/35	917
2,848		Series 2005-AR6, Class 4A1, VAR, 0.603%, 12/25/35	1,510
10		Paine Webber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	11
13,261		Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	13,357
		Residential Accredit Loans, Inc.,
906		Series 2003-QR24, Class A7, 4.000%, 07/25/33	754
3,977		Series 2003-QS1, Class A6, 4.250%, 01/25/33	4,002
1,056		Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A5, 6.000%, 11/25/31	1,054
4,041		Residential Funding Mortgage Securities I, Series 2002-S18, Class A1, 5.250%, 12/25/17	4,045
		Structured Asset Securities Corp.,
8,856		Series 2003-8, Class 1A2, 5.000%, 04/25/18	8,469
3,096		Series 2003-31A, Class B1, VAR, 2.895%, 10/25/33	1,386
7,554		Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VAR, 0.463%, 07/25/36	7,408
		WaMu Mortgage Pass-Through Certificates,
4,800		Series 2003-S10, Class A4, 4.500%, 10/25/18	4,932
3,034		Series 2004-AR14, Class A1, VAR, 2.740%, 01/25/35	2,971
713		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS3, Class 1A4, 6.500%, 05/25/32	714
		Wells Fargo Mortgage Backed Securities Trust,
8,669		Series 2003-11, Class 2A1, 4.750%, 10/25/18	8,869
9,058		Series 2003-12, Class A1, 4.750%, 11/25/18	9,395
948		Series 2003-12, Class A3, 5.000%, 11/25/18	969
10,629		Series 2004-O, Class A1, VAR, 4.862%, 08/25/34	10,751
		Wells Fargo Mortgage-Backed Securities Trust,
11,271		Series 2003-10, Class A1, 4.500%, 09/25/18	11,517
10,434		Series 2003-12, Class A2, 4.500%, 11/25/18	10,559
8,301		Series 2003-15, Class 1A1, 4.750%, 12/25/18	8,501
11,497		Series 2003-16, Class 2A1, 4.500%, 12/25/18	11,656
7,235		Series 2003-K, Class 1A1, VAR, 4.472%, 11/25/33	7,345
115		Series 2003-K, Class 1A2, VAR, 4.472%, 11/25/33	117
16,565		Series 2003-M, Class A1, VAR, 4.678%, 12/25/33	16,614
9,716		Series 2004-7, Class 2A1, 4.500%, 07/25/19	9,893
3,420		Series 2004-EE, Class 2A2, VAR, 3.050%, 12/25/34	3,387
4,483		Series 2004-EE, Class 3A2, VAR, 3.596%, 12/25/34	4,588
17,608		Series 2005-1, Class 1A1, 4.750%, 01/25/20	17,850
16,859		Series 2005-13, Class A1, 5.000%, 11/25/20	17,080

			501,594
		Total Collateralized Mortgage Obligations (Cost $1,001,333)	1,011,728
Commercial Mortgage-Backed Securities — 1.6%
		Banc of America Commercial Mortgage, Inc.,
1,882		Series 2002-2, Class A2, 4.772%, 07/11/43	1,920
3,760		Series 2004-5, Class A3, 4.561%, 11/10/41	3,833
		Bear Stearns Commercial Mortgage Securities,
5,918		Series 2002-TOP6, Class A2, 6.460%, 10/15/36	6,253
2,825		Series 2005-PWR8, Class A4, 4.674%, 06/11/41	2,888
474		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.729%, 03/15/49	483
1,330		Commercial Mortgage Asset Trust, Series 1999-C1, Class A4, VAR, 6.975%, 01/17/32	1,453
4,820		Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A2, 4.630%, 05/10/43	4,846
		CS First Boston Mortgage Securities Corp.,
10,806		Series 2001-CF2, Class A4, 6.505%, 02/15/34	10,987
2,670		Series 2002-CKS4, Class A1, 4.485%, 11/15/36	2,696
4,867		Series 2005-C6, Class A2FX, VAR, 5.207%, 12/15/40	4,884
17,113		Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	17,137
15,132		First Union National Bank Commercial Mortgage, Series 2000-C2, Class B, VAR, 7.281%, 10/15/32	15,309
		GMAC Commercial Mortgage Securities, Inc.,
1,635		Series 2003-C1, Class A1, 3.337%, 05/10/36	1,652
791		Series 2003-C3, Class A3, 4.646%, 04/10/40	803
2,000		GS Mortgage Securities Corp. II, Series 2001-GL3A, Class A2, VAR, 6.449%, 08/05/18 (e)	2,099
466		LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A2, 4.201%, 12/15/29	472
618		Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2, 4.071%, 10/12/41	618
		Morgan Stanley Capital I,
4,666		Series 2003-T11, Class A3, 4.850%, 06/13/41	4,765
759		Series 2006-T23, Class A1, 5.682%, 08/12/41	776
		Morgan Stanley Dean Witter Capital I,
2,250		Series 2001-280, Class A2, 6.494%, 02/03/16 (e)	2,313
3,710		Series 2001-280, Class E, 7.145%, 02/03/16 (e)	3,828
3,128		Nomura Asset Securities Corp., Series 1998-D6, Class A1C, 6.690%, 03/15/30	3,386
5,297		Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A1, 3.669%, 02/11/36	5,327
		Prudential Mortgage Capital Funding LLC,
10,000		Series 2001-ROCK, Class B, 6.760%, 05/10/34	10,403
10,000		Series 2001-ROCK, Class C, 6.936%, 05/10/34	10,268
18,325		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.071%, 08/15/39	19,746

		Total Commercial Mortgage-Backed Securities (Cost $138,240)	139,145
Corporate Bonds — 13.2%
		Consumer Discretionary — 0.4%
		Auto Components — 0.1%
4,425		Johnson Controls, Inc., 4.875%, 09/15/13	4,720

		Automobiles — 0.0% (g)
		Daimler Finance North America LLC,
1,000		5.750%, 09/08/11	1,043
1,000		6.500%, 11/15/13	1,113

			2,156
		Media — 0.1%
310		Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	359
		Cox Communications, Inc.,
1,400		5.450%, 12/15/14	1,531
1,255		7.750%, 11/01/10	1,287
2,000		Historic TW, Inc., 9.125%, 01/15/13	2,328
		Time Warner Cable, Inc.,
345		6.200%, 07/01/13	383
875		7.500%, 04/01/14	1,008
2,000		Viacom, Inc., 4.375%, 09/15/14	2,101
		Walt Disney Co. (The),
585		4.700%, 12/01/12	633
1,775		6.375%, 03/01/12	1,926

			11,556
		Multiline Retail — 0.1%
1,256		Kohl's Corp., 7.375%, 10/15/11	1,350
		Target Corp.,
1,190		5.125%, 01/15/13	1,293
505		6.350%, 01/15/11	522

			3,165
		Specialty Retail — 0.1%
		Home Depot, Inc.,
1,795		4.625%, 08/15/10	1,808
330		5.200%, 03/01/11	339
2,555		5.250%, 12/16/13	2,784
1,215		Lowe's Cos, Inc., 8.250%, 06/01/10	1,215
2,675		Staples, Inc., 9.750%, 01/15/14	3,276

			9,422
		Total Consumer Discretionary	31,019
		Consumer Staples — 0.6%
		Beverages — 0.2%
1,840		Bottling Group LLC, 5.000%, 11/15/13	2,018
5,030		Coca-Cola Co. (The), 3.625%, 03/15/14	5,319
1,565		Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	1,747
2,000		Diageo Finance B.V., (Netherlands), 5.500%, 04/01/13	2,200
		PepsiCo, Inc.,
1,860		3.750%, 03/01/14	1,965
529		4.650%, 02/15/13	570
4,800		SABMiller plc, (United Kingdom), 5.500%, 08/15/13 (e)	5,244

			19,063
		Food & Staples Retailing — 0.1%
2,120		Kroger Co. (The), 7.500%, 01/15/14	2,456
		Wal-Mart Stores, Inc.,
695		4.550%, 05/01/13	750
2,780		7.250%, 06/01/13	3,212

			6,418
		Food Products — 0.3%
3,100		Bunge Ltd. Finance Corp., 5.875%, 05/15/13	3,319
		Cargill, Inc.,
1,215		4.375%, 06/01/13 (e)	1,287
1,355		5.000%, 11/15/13 (e)	1,474
1,450		5.200%, 01/22/13 (e)	1,555
2,100		General Mills, Inc., 5.250%, 08/15/13	2,311
600		HJ Heinz Finance Co., 6.625%, 07/15/11	636
710		Kellogg Co., 4.250%, 03/06/13	758
		Kraft Foods, Inc.,
1,500		5.250%, 10/01/13	1,648
900		6.000%, 02/11/13	993
2,959		6.250%, 06/01/12	3,232
2,780		6.750%, 02/19/14	3,172

			20,385
		Household Products — 0.0% (g)
905		Kimberly-Clark Corp., 5.625%, 02/15/12	973

		Total Consumer Staples	46,839
		Energy — 0.3%
		Oil, Gas & Consumable Fuels — 0.3%
		Anadarko Petroleum Corp.,
435		5.750%, 06/15/14	459
2,000		7.625%, 03/15/14	2,226
1,390		Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14 (e)	1,466
800		Chevron Corp., 3.950%, 03/03/14	848
905		Conoco Funding Co., (Canada), 6.350%, 10/15/11	968
		ConocoPhillips,
1,145		4.750%, 02/01/14	1,244
2,930		9.375%, 02/15/11	3,090
3,158		ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	3,475
1,600		Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	1,710
1,975		Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	2,197
		Shell International Finance B.V., (Netherlands),
850		1.300%, 09/22/11 (c)	854
4,385		1.875%, 03/25/13	4,399
2,260		4.000%, 03/21/14	2,398
2,400		Statoil ASA, (Norway), 5.125%, 04/30/14 (e)	2,646
1,325		XTO Energy, Inc., 4.625%, 06/15/13	1,421

		Total Energy	29,401
		Financials — 8.0%
		Capital Markets — 1.7%
		Bank of New York Mellon Corp. (The),
1,870		3.100%, 01/15/15	1,894
1,535		4.300%, 05/15/14	1,634
3,000		4.500%, 04/01/13	3,205
3,890		5.125%, 08/27/13	4,255
		BlackRock, Inc.,
1,700		2.250%, 12/10/12	1,727
4,000		3.500%, 12/10/14	4,085
2,300		Citicorp, 7.250%, 10/15/11	2,443
		Credit Suisse USA, Inc.,
1,756		5.125%, 01/15/14	1,866
3,205		5.500%, 08/16/11	3,356
6,020		6.125%, 11/15/11	6,385
800		6.500%, 01/15/12	858
		Goldman Sachs Group, Inc. (The),
4,435		3.625%, 08/01/12	4,458
2,000		5.000%, 01/15/11	2,035
2,800		5.000%, 10/01/14	2,846
4,100		5.150%, 01/15/14	4,240
950		5.250%, 04/01/13 (c)	976
800		5.250%, 10/15/13	832
5,335		5.450%, 11/01/12	5,548
18,840		6.000%, 05/01/14	19,878
3,000		6.600%, 01/15/12	3,149
2,000		Jefferies Group, Inc., 7.750%, 03/15/12	2,151
		Lehman Brothers Holdings, Inc.,
2,225		3.950%, 11/10/09 (d)	462
500		5.750%, 07/18/11 (d)	104
1,062		6.625%, 01/18/12 (d)	220
		Merrill Lynch & Co., Inc.,
1,000		4.500%, 11/04/10	1,012
968		5.000%, 01/15/15	955
4,376		5.450%, 02/05/13	4,566
2,691		5.450%, 07/15/14	2,773
1,100		6.050%, 08/15/12	1,156
3,080		6.150%, 04/25/13	3,259
		Morgan Stanley,
1,600		4.100%, 01/26/15	1,534
3,682		4.200%, 11/20/14	3,565
800		4.750%, 04/01/14	794
7,400		5.250%, 11/02/12	7,733
500		5.750%, 08/31/12	521
11,300		6.000%, 05/13/14	11,713
3,000		6.600%, 04/01/12	3,157
5,300		6.750%, 04/15/11	5,519
2,500		Nomura Holdings, Inc., (Japan), 5.000%, 03/04/15 (c)	2,597
		Northern Trust Corp.,
2,910		5.300%, 08/29/11	3,041
970		5.500%, 08/15/13	1,078
		State Street Corp.,
4,485		4.300%, 05/30/14	4,701
2,000		7.650%, 06/15/10	2,005
6,670		UBS AG, (Switzerland), 3.875%, 01/15/15	6,639

			146,925
		Commercial Banks — 2.4%
1,000		American Express Bank FSB, 5.500%, 04/16/13	1,080
1,190		ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	1,196
2,345		Bank of America Corp., 5.375%, 09/11/12	2,444
3,800		Bank of Nova Scotia, (Canada), 2.250%, 01/22/13	3,864
2,782		Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 2.600%, 01/22/13 (e)	2,827
		Barclays Bank plc, (United Kingdom),
8,995		2.500%, 01/23/13	8,831
4,450		3.900%, 04/07/15	4,350
2,980		5.200%, 07/10/14	3,083
		BB&T Corp.,
4,607		3.375%, 09/25/13	4,716
3,960		3.850%, 07/27/12	4,091
4,505		4.750%, 10/01/12	4,724
1,232		6.500%, 08/01/11	1,296
5,000		BNY Mellon N.A., 4.750%, 12/15/14	5,367
2,185		Branch Banking & Trust Co., 4.875%, 01/15/13	2,314
		Credit Suisse, (Switzerland),
5,225		3.450%, 07/02/12	5,395
3,520		3.500%, 03/23/15	3,517
4,829		5.000%, 05/15/13	5,137
3,600		5.500%, 05/01/14	3,884
		Deutsche Bank AG, (Germany),
7,290		2.375%, 01/11/13	7,243
2,505		3.875%, 08/18/14	2,575
900		4.875%, 05/20/13	948
600		5.375%, 10/12/12	639
3,495		Deutsche Bank Financial LLC, 5.375%, 03/02/15	3,716
4,000		HSBC Bank USA N.A., 4.625%, 04/01/14	4,203
1,650		HSBC Holdings plc, (United Kingdom), 5.250%, 12/12/12	1,734
		KeyBank N.A.,
1,778		5.500%, 09/17/12	1,872
750		5.700%, 08/15/12	798
1,290		5.800%, 07/01/14	1,369
695		KeyCorp, 6.500%, 05/14/13	752
1,525		M&I Marshall & Ilsley Bank, 5.150%, 02/22/12 (c)	1,504
805		M&T Bank Corp., 5.375%, 05/24/12	851
1,213		Mellon Funding Corp., 6.400%, 05/14/11	1,270
5,070		National Australia Bank Ltd., (Australia), 2.500%, 01/08/13 (e)	5,066
750		National City Corp., 4.900%, 01/15/15	801
6,665		PNC Funding Corp., 3.625%, 02/08/15	6,799
10,000		Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	10,041
5,543		SouthTrust Corp., 5.800%, 06/15/14	5,919
		SunTrust Banks, Inc.,
2,500		5.250%, 11/05/12	2,611
1,000		6.375%, 04/01/11	1,034
		U.S. Bancorp,
5,938		2.875%, 11/20/14	5,927
1,595		4.200%, 05/15/14	1,673
500		4.500%, 07/29/10 (c)	502
		U.S. Bank N.A.,
4,020		4.950%, 10/30/14	4,350
6,202		6.375%, 08/01/11	6,556
5,400		Union Planters Corp., 4.375%, 12/01/10	5,414
		Wachovia Bank N.A.,
5,678		4.800%, 11/01/14	5,919
3,900		7.800%, 08/18/10	3,952
		Wachovia Corp.,
630		4.875%, 02/15/14	660
1,115		5.500%, 05/01/13	1,207
		Wells Fargo & Co.,
9,420		3.750%, 10/01/14	9,578
6,780		4.375%, 01/31/13	7,099
5,770		4.625%, 04/15/14	6,073
2,240		6.375%, 08/01/11	2,335
4,700		Wells Fargo Bank N.A., 6.450%, 02/01/11	4,858
		Westpac Banking Corp., (Australia),
6,973		2.250%, 11/19/12	7,006
3,495		4.200%, 02/27/15	3,563

			206,533
		Consumer Finance — 0.9%
3,088		American Express Co., 7.250%, 05/20/14	3,503
		American Express Credit Corp.,
1,184		5.875%, 05/02/13	1,287
8,580		7.300%, 08/20/13	9,651
		American Honda Finance Corp.,
560		2.375%, 03/18/13 (e)	564
5,940		4.625%, 04/02/13 (e)	6,334
1,000		5.125%, 12/15/10 (e)	1,022
		Boeing Capital Corp.,
1,192		5.800%, 01/15/13	1,315
3,200		6.500%, 02/15/12	3,492
		Capital One Bank USA N.A.,
2,000		5.125%, 02/15/14	2,129
767		5.750%, 09/15/10	776
1,310		Capital One Financial Corp., 7.375%, 05/23/14	1,488
1,490		FIA Card Services N.A., 7.125%, 11/15/12 (e)	1,624
		HSBC Finance Corp.,
7,250		4.750%, 07/15/13	7,520
547		5.250%, 01/14/11	558
3,500		5.900%, 06/19/12	3,729
9,601		6.375%, 10/15/11	10,102
3,470		6.375%, 11/27/12	3,741
2,315		7.000%, 05/15/12	2,499
2,995		8.000%, 07/15/10	3,017
		John Deere Capital Corp.,
1,335		2.950%, 03/09/15	1,355
2,400		4.500%, 04/03/13	2,583
325		4.950%, 12/17/12	351
1,757		5.100%, 01/15/13	1,910
2,245		5.250%, 10/01/12	2,429
2,044		5.650%, 07/25/11	2,148
		MBNA Corp.,
1,360		6.125%, 03/01/13	1,463
500		7.500%, 03/15/12	538
2,000		Washington Mutual Finance Corp., 6.875%, 05/15/11	2,083

			79,211
		Diversified Financial Services — 2.2%
3,000		BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	3,195
		Bank of America Corp.,
5,955		4.900%, 05/01/13	6,195
388		7.125%, 10/15/11	412
12,300		7.375%, 05/15/14	13,581
950		7.400%, 01/15/11	983
1,543		BHP Billiton Finance USA Ltd., (Australia), 5.000%, 12/15/10	1,575
		BP Capital Markets plc, (United Kingdom),
1,190		3.125%, 03/10/12	1,208
1,870		3.625%, 05/08/14	1,889
2,000		3.875%, 03/10/15	2,025
2,980		5.250%, 11/07/13	3,207
		Caterpillar Financial Services Corp.,
6,687		4.850%, 12/07/12	7,210
1,665		4.900%, 08/15/13	1,812
600		5.750%, 02/15/12	646
1,240		6.125%, 02/17/14	1,402
1,720		6.200%, 09/30/13	1,944
		Citigroup, Inc.,
4,320		5.250%, 02/27/12 (c)	4,444
4,535		5.300%, 10/17/12	4,704
3,450		5.500%, 08/27/12	3,594
4,665		5.500%, 04/11/13	4,806
1,385		5.500%, 10/15/14	1,399
4,000		5.850%, 07/02/13	4,190
6,445		6.375%, 08/12/14	6,810
8,263		CME Group, Inc., 5.400%, 08/01/13	9,050
1,000		Diageo Investment Corp., 9.000%, 08/15/11	1,082
		General Electric Capital Corp.,
2,500		2.625%, 12/28/12	2,579
3,800		2.800%, 01/08/13	3,838
5,000		3.750%, 11/14/14	5,073
5,000		4.750%, 09/15/14	5,285
1,011		4.875%, 03/04/15	1,068
10,500		5.250%, 10/19/12	11,151
9,957		5.450%, 01/15/13	10,698
11,926		5.500%, 06/04/14	12,947
3,225		5.650%, 06/09/14	3,513
14,910		5.875%, 02/15/12	15,831
11,830		5.900%, 05/13/14	12,925
7,815		6.000%, 06/15/12	8,378
4,365		NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	4,380
885		National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	905
1,000		Textron Financial Corp., 5.125%, 11/01/10	1,009

			186,943
		FDIC Guaranteed Securities ~ — 0.1%
3,530		General Electric Capital Corp., 3.000%, 12/09/11	3,641
3,150		Morgan Stanley, 3.250%, 12/01/11	3,258
2,220		Wells Fargo & Co., 3.000%, 12/09/11	2,291

			9,190
		Insurance — 0.5%
1,420		Allstate Corp. (The), 5.000%, 08/15/14	1,540
500		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	545
		Berkshire Hathaway Finance Corp.,
5,680		4.000%, 04/15/12	5,966
2,495		5.000%, 08/15/13	2,705
890		Genworth Global Funding Trusts, 5.200%, 10/08/10	900
		Jackson National Life Global Funding,
1,000		5.125%, 02/10/11 (e)	1,017
2,150		5.375%, 05/08/13 (e)	2,302
1,050		MassMutual Global Funding II, 3.625%, 07/16/12 (e)	1,085
		Metropolitan Life Global Funding I,
2,423		2.500%, 01/11/13 (e)	2,440
2,575		2.875%, 09/17/12 (e)	2,631
1,495		5.125%, 04/10/13 (e)	1,613
700		5.200%, 09/18/13 (e)	754
1,000		Monumental Global Funding II, 5.650%, 07/14/11 (e)	1,032
2,000		Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	2,115
2,400		New York Life Global Funding, 4.650%, 05/09/13 (e)	2,563
1,400		Pacific Life Global Funding, 5.150%, 04/15/13 (e)	1,469
		Pricoa Global Funding I,
500		4.625%, 06/25/12 (e)	524
1,125		5.400%, 10/18/12 (e)	1,210
3,450		5.450%, 06/11/14 (e)	3,719
1,000		5.625%, 05/24/11 (e)	1,020
		Principal Life Income Funding Trusts,
1,835		5.150%, 06/17/11	1,884
335		5.300%, 12/14/12	357
4,065		5.300%, 04/24/13	4,373
500		Travelers Property Casualty Corp., 5.000%, 03/15/13	536

			44,300
		Real Estate Investment Trusts (REITs) — 0.1%
		Simon Property Group LP,
666		4.200%, 02/01/15	682
1,470		5.375%, 06/01/11	1,499
1,075		6.750%, 05/15/14	1,197

			3,378
		Thrifts & Mortgage Finance — 0.1%
2,150		Countrywide Financial Corp., 5.800%, 06/07/12	2,266
1,100		Golden West Financial Corp., 4.750%, 10/01/12	1,148

			3,414
		Total Financials	679,894
		Health Care — 0.1%
		Health Care Equipment & Supplies — 0.0% (g)
		Baxter International, Inc.,
1,650		1.800%, 03/15/13	1,659
255		4.000%, 03/01/14	271
585		Hospira, Inc., 5.550%, 03/30/12	625
1,925		Medtronic, Inc., 3.000%, 03/15/15	1,961

			4,516
		Health Care Providers & Services — 0.0% (g)
550		WellPoint Health Networks, Inc., 6.375%, 01/15/12	589
215		WellPoint, Inc., 6.000%, 02/15/14	239

			828
		Pharmaceuticals — 0.1%
850		Eli Lilly & Co., 3.550%, 03/06/12	889
2,000		GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	2,184
2,525		Merck & Co., Inc., 4.750%, 03/01/15	2,769
1,180		Pfizer, Inc., 4.450%, 03/15/12	1,245

			7,087
		Total Health Care	12,431
		Industrials — 0.5%
		Aerospace & Defense — 0.1%
		Boeing Co. (The),
760		3.500%, 02/15/15	792
2,135		5.000%, 03/15/14	2,348
2,125		5.125%, 02/15/13	2,312
1,000		Northrop Grumman Corp., 3.700%, 08/01/14	1,039
612		United Technologies Corp., 6.100%, 05/15/12	670

			7,161
		Air Freight & Logistics — 0.0% (g)
1,050		United Parcel Service, Inc., 4.500%, 01/15/13	1,130

		Commercial Services & Supplies — 0.0% (g)
1,100		Waste Management, Inc., 6.375%, 11/15/12	1,220

		Industrial Conglomerates — 0.1%
3,767		General Electric Co., 5.000%, 02/01/13	4,033
		Honeywell International, Inc.,
1,115		3.875%, 02/15/14	1,188
1,285		4.250%, 03/01/13	1,380
1,705		5.625%, 08/01/12	1,860

			8,461
		Machinery — 0.0% (g)
1,475		Deere & Co., 6.950%, 04/25/14	1,739
		PACCAR, Inc.,
100		6.375%, 02/15/12	108
1,150		6.875%, 02/15/14	1,319

			3,166
		Road & Rail — 0.3%
		Burlington Northern Santa Fe LLC,
2,916		5.900%, 07/01/12	3,158
3,120		6.750%, 07/15/11	3,304
		Canadian National Railway Co., (Canada),
1,000		4.400%, 03/15/13	1,069
605		4.950%, 01/15/14	652
539		6.375%, 10/15/11	578
		CSX Corp.,
3,330		6.300%, 03/15/12	3,580
1,100		9.780%, 02/14/11	1,141
2,075		Norfolk Southern Corp., 6.750%, 02/15/11	2,146
		Union Pacific Corp.,
3,335		5.450%, 01/31/13	3,624
1,433		6.500%, 04/15/12	1,559
500		6.650%, 01/15/11	516

			21,327
		Total Industrials	42,465
		Information Technology — 0.6%
		Communications Equipment — 0.0% (g)
		Cisco Systems, Inc.,
1,230		2.900%, 11/17/14	1,260
900		5.250%, 02/22/11	928

			2,188
		Computers & Peripherals — 0.2%
		Dell, Inc.,
1,445		4.700%, 04/15/13	1,559
745		5.625%, 04/15/14	827
		Hewlett-Packard Co.,
490		2.950%, 08/15/12	507
350		4.500%, 03/01/13	376
2,500		4.750%, 06/02/14	2,736
1,400		6.125%, 03/01/14	1,594
950		6.500%, 07/01/12	1,048
		International Business Machines Corp.,
1,655		2.100%, 05/06/13	1,676
2,330		4.750%, 11/29/12	2,520
1,150		6.500%, 10/15/13	1,322
650		7.500%, 06/15/13	757

			14,922
		Electronic Equipment, Instruments & Components — 0.1%
6,105		Arrow Electronics, Inc., 6.875%, 07/01/13	6,733

		IT Services — 0.1%
7,070		Electronic Data Systems LLC, 6.000%, 08/01/13	7,946

		Office Electronics — 0.1%
		Xerox Corp.,
1,000		6.875%, 08/15/11	1,051
2,505		8.250%, 05/15/14	2,919

			3,970
		Software — 0.1%
2,026		Intuit, Inc., 5.400%, 03/15/12	2,162
3,155		Microsoft Corp., 2.950%, 06/01/14	3,273
		Oracle Corp.,
4,025		3.750%, 07/08/14	4,249
2,515		4.950%, 04/15/13	2,743

			12,427
		Total Information Technology	48,186
		Materials — 0.4%
		Chemicals — 0.3%
845		Air Products & Chemicals, Inc., 4.150%, 02/01/13	891
835		Dow Chemical Co. (The), 4.850%, 08/15/12	877
		EI du Pont de Nemours & Co.,
2,425		3.250%, 01/15/15	2,488
4,985		5.000%, 01/15/13	5,413
1,500		Monsanto Co., 7.375%, 08/15/12	1,684
2,925		Potash Corp. of Saskatchewan, Inc., (Canada), 7.750%, 05/31/11	3,108
3,345		PPG Industries, Inc., 5.750%, 03/15/13	3,643
		Praxair, Inc.,
3,045		1.750%, 11/15/12	3,067
1,920		2.125%, 06/14/13	1,937
1,920		3.950%, 06/01/13	2,028

			25,136
		Metals & Mining — 0.1%
900		BHP Billiton Finance USA Ltd., (Australia), 5.125%, 03/29/12	960
625		Nucor Corp., 5.000%, 06/01/13	677
		Rio Tinto Finance USA Ltd., (Australia),
4,075		5.875%, 07/15/13	4,449
590		8.950%, 05/01/14	709

			6,795
		Total Materials	31,931
		Telecommunication Services — 1.3%
		Diversified Telecommunication Services — 1.0%
3,635		AT&T Corp., 7.300%, 11/15/11	3,947
		AT&T, Inc.,
11,805		4.950%, 01/15/13	12,706
1,875		5.875%, 02/01/12	2,010
10,060		6.700%, 11/15/13	11,505
2,615		BellSouth Corp., 5.200%, 09/15/14	2,874
		British Telecommunications plc, (United Kingdom),
4,050		5.150%, 01/15/13	4,227
5,395		9.125%, 12/15/10	5,619
		Deutsche Telekom International Finance B.V., (Netherlands),
3,130		4.875%, 07/08/14	3,322
2,000		5.375%, 03/23/11	2,062
550		5.875%, 08/20/13	598
5,990		France Telecom S.A., (France), 4.375%, 07/08/14	6,385
		Telecom Italia Capital S.A., (Luxembourg),
1,700		4.950%, 09/30/14	1,686
1,450		6.175%, 06/18/14	1,500
		Telefonica Emisiones S.A.U., (Spain),
1,280		4.949%, 01/15/15	1,327
2,110		5.855%, 02/04/13	2,258
12,065		Verizon Communications, Inc., 4.350%, 02/15/13	12,858
2,335		Verizon Florida LLC, 6.125%, 01/15/13	2,537
785		Verizon Global Funding Corp., 7.250%, 12/01/10	809
735		Verizon Maryland, Inc., 6.125%, 03/01/12	784
3,102		Verizon New Jersey, Inc., 5.875%, 01/17/12	3,297

			82,311
		Wireless Telecommunication Services — 0.3%
		Cellco Partnership/Verizon Wireless Capital LLC,
2,880		3.750%, 05/20/11	2,951
11,235		5.550%, 02/01/14	12,419
		New Cingular Wireless Services, Inc.,
5,710		7.875%, 03/01/11	5,993
1,881		8.125%, 05/01/12	2,113
		Vodafone Group plc, (United Kingdom),
2,000		4.150%, 06/10/14	2,074
425		VAR, 0.597%, 06/15/11	425

			25,975
		Total Telecommunication Services	108,286
		Utilities — 1.0%
		Electric Utilities — 0.7%
		CenterPoint Energy Houston Electric LLC,
700		5.700%, 03/15/13	763
610		5.750%, 01/15/14	678
200		7.000%, 03/01/14	228
		Duke Energy Corp.,
1,095		3.950%, 09/15/14	1,133
5,085		5.650%, 06/15/13	5,583
1,478		6.300%, 02/01/14	1,659
537		Duke Energy Ohio, Inc., 2.100%, 06/15/13	543
1,539		Exelon Generation Co. LLC, 5.350%, 01/15/14	1,664
2,500		FirstEnergy Corp., 6.450%, 11/15/11	2,645
		FPL Group Capital, Inc.,
1,239		5.350%, 06/15/13	1,343
2,000		5.625%, 09/01/11	2,100
225		MidAmerican Energy Co., 5.125%, 01/15/13	243
		Midamerican Energy Holdings Co.,
1,025		3.150%, 07/15/12	1,052
1,567		5.875%, 10/01/12	1,710
2,400		Midamerican Funding LLC, 6.750%, 03/01/11	2,502
		Nisource Finance Corp.,
610		6.150%, 03/01/13	664
5,205		7.875%, 11/15/10	5,351
650		Northern States Power Co., 4.750%, 08/01/10	654
		Ohio Power Co.,
1,325		5.300%, 11/01/10	1,349
2,210		5.750%, 09/01/13	2,436
		PacifiCorp,
750		4.950%, 08/15/14	814
1,195		6.900%, 11/15/11	1,292
716		Peco Energy Co., 5.000%, 10/01/14	782
1,837		PPL Electric Utilities Corp., 7.125%, 11/30/13	2,139
		Progress Energy, Inc.,
295		6.050%, 03/15/14	328
557		7.100%, 03/01/11	582
1,683		PSEG Power LLC, 2.500%, 04/15/13 (e)	1,688
		Public Service Electric & Gas Co.,
400		2.700%, 05/01/15	396
1,200		5.000%, 08/15/14	1,301
420		Southern California Edison Co., 4.150%, 09/15/14	447
1,602		Southern Co., 4.150%, 05/15/14	1,684
		Spectra Energy Capital LLC,
4,155		5.668%, 08/15/14	4,434
669		6.250%, 02/15/13	727
		Virginia Electric and Power Co.,
1,000		4.750%, 03/01/13	1,074
4,460		5.100%, 11/30/12	4,833

			56,821
		Gas Utilities — 0.2%
810		AGL Capital Corp., 4.450%, 04/15/13	847
6,915		Atmos Energy Corp., 7.375%, 05/15/11	7,286
		CenterPoint Energy Resources Corp.,
1,600		7.750%, 02/15/11	1,670
1,455		7.875%, 04/01/13	1,667
2,000		Consolidated Natural Gas Co., 5.000%, 03/01/14	2,129
860		Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	939
4,885		TransCanada Pipelines Ltd., (Canada), 4.000%, 06/15/13	5,100

			19,638
		Multi-Utilities — 0.1%
		Dominion Resources, Inc.,
425		4.750%, 12/15/10	434
1,610		5.700%, 09/17/12	1,736
1,515		PG&E Corp., 5.750%, 04/01/14	1,672
		Sempra Energy,
1,210		6.000%, 02/01/13	1,320
6,010		8.900%, 11/15/13	7,155

			12,317
		Total Utilities	88,776
		Total Corporate Bonds (Cost $1,097,049)	1,119,228
		Foreign Government Securities — 0.1%
247		Province of Manitoba, (Canada), 2.125%, 04/22/13	251
		Province of Ontario, (Canada),
6,530		2.950%, 02/05/15	6,619
1,250		4.100%, 06/16/14	1,332
3,420		United Mexican States, (Mexico), 6.375%, 01/16/13	3,736

		Total Foreign Government Securities (Cost $11,680)	11,938
		Mortgage Pass-Through Securities — 7.7%
		Federal Home Loan Mortgage Corp.,
416		ARM, 2.560%, 03/01/35	431
126		ARM, 2.606%, 01/01/27	131
164		ARM, 2.850%, 12/01/27	172
14		ARM, 3.713%, 12/01/17	14
7,094		ARM, 5.146%, 10/01/35	7,466
9,974		ARM, 5.243%, 03/01/36	10,455
7,076		ARM, 5.478%, 03/01/35	7,475
1,065		ARM, 5.572%, 07/01/36	1,125
5,776		ARM, 5.588%, 01/01/38	6,085
438		ARM, 5.603%, 04/01/37	462
5,865		ARM, 5.649%, 03/01/36	6,163
5,999		ARM, 5.652%, 04/01/38	6,316
2,139		ARM, 5.729%, 03/01/37	2,257
9,776		ARM, 5.784%, 06/01/37	10,327
4,552		ARM, 5.794%, 05/01/37	4,823
19,852		ARM, 5.843%, 06/01/37	21,016
3,354		ARM, 5.874%, 11/01/36	3,561
2,984		ARM, 5.889%, 02/01/37	3,163
3,593		ARM, 5.897%, 08/01/37	3,824
1,755		ARM, 5.916%, 08/01/36	1,864
5,038		ARM, 5.928%, 12/01/36	5,366
1,179		ARM, 5.963%, 08/01/37	1,249
3,777		ARM, 5.995%, 08/01/36	3,989
2,570		ARM, 6.044%, 03/01/37	2,736
1,710		ARM, 6.050%, 10/01/37	1,814
6		ARM, 6.066%, 01/01/27	6
3,557		ARM, 6.091%, 03/01/37	3,786
892		ARM, 6.125%, 06/01/36	942
3,944		ARM, 6.135%, 04/01/37	4,200
2,263		ARM, 6.233%, 12/01/36	2,399
7,508		ARM, 6.247%, 10/01/36	7,909
1,526		ARM, 6.409%, 11/01/37	1,640
4,738		ARM, 6.410%, 12/01/36	5,106
1,854		ARM, 6.455%, 02/01/37	2,001
5,660		ARM, 6.456%, 01/01/37	5,992
2,710		ARM, 6.464%, 08/01/36	2,858
1,182		ARM, 6.741%, 08/01/37	1,258
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
8,246		4.000%, 07/01/18 - 07/01/19	8,640
3,810		4.500%, 04/01/16 - 10/01/18	4,037
22,236		5.000%, 03/01/18 - 04/01/19	23,871
10,986		5.500%, 11/01/12 - 04/01/22	11,885
40,742		6.000%, 06/01/11 - 12/01/23	44,003
4,006		6.500%, 02/01/11 - 01/01/17	4,324
69		7.000%, 10/01/10 - 03/01/15	72
10		7.500%, 11/01/10 - 11/01/11	10
3		8.000%, 12/01/10 - 01/01/12	3
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
41		6.000%, 01/01/19	45
117		6.500%, 08/01/18 - 05/01/21	129
63		7.000%, 03/01/14	68
327		7.500%, 10/01/16 - 07/01/18	363
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year FHA/VA,
24,937		7.500%, 12/01/36	28,275
9,291		10.000%, 10/01/30	10,951
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,693		6.000%, 09/01/17 - 07/01/32	1,832
1		6.500%, 07/01/13	1
3,548		7.000%, 08/01/38	3,919
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
78		8.000%, 04/01/17 - 05/01/19	85
14		8.250%, 08/01/17	15
		Federal National Mortgage Association,
302		ARM, 2.026%, 01/01/35	310
66		ARM, 2.419%, 03/01/19	69
25		ARM, 2.726%, 06/01/27	26
36		ARM, 2.884%, 01/01/19	37
46		ARM, 2.930%, 07/01/27	47
22		ARM, 3.124%, 05/01/25	23
2,683		ARM, 3.197%, 09/01/34	2,780
1		ARM, 3.220%, 10/01/27	1
12		ARM, 3.348%, 10/01/25	12
6,521		ARM, 3.433%, 03/01/36	6,805
33		ARM, 4.375%, 11/01/16	35
15		ARM, 4.786%, 08/01/19	15
7,121		ARM, 4.946%, 10/01/35	7,439
1,752		ARM, 4.972%, 12/01/35	1,829
12,214		ARM, 5.066%, 03/01/36	12,817
9,569		ARM, 5.086%, 03/01/36	10,037
1,152		ARM, 5.244%, 01/01/37	1,212
751		ARM, 5.394%, 04/01/36	786
499		ARM, 5.433%, 12/01/36	525
1,239		ARM, 5.483%, 07/01/36	1,305
3,907		ARM, 5.540%, 08/01/36	4,109
7,427		ARM, 5.585%, 11/01/37	7,865
343		ARM, 5.611%, 06/01/36	365
271		ARM, 5.628%, 07/01/37	287
2,309		ARM, 5.649%, 03/01/47	2,462
3,926		ARM, 5.660%, 04/01/37	4,148
10,161		ARM, 5.686%, 01/01/23	10,784
1,364		ARM, 5.686%, 07/01/37	1,445
5,270		ARM, 5.705%, 11/01/37	5,566
172		ARM, 5.712%, 08/01/37	183
5,848		ARM, 5.713%, 12/01/37	6,225
999		ARM, 5.716%, 10/01/36	1,054
2,157		ARM, 5.717%, 04/01/37	2,276
5,073		ARM, 5.732%, 11/01/37	5,399
3,355		ARM, 5.864%, 08/01/36	3,551
1,512		ARM, 5.869%, 12/01/36	1,604
931		ARM, 5.880%, 08/01/36	986
7,243		ARM, 5.885%, 03/01/37	7,674
5,063		ARM, 5.918%, 04/01/38	5,388
1,149		ARM, 5.924%, 12/01/36	1,221
138		ARM, 5.937%, 08/01/36	148
3,517		ARM, 5.967%, 08/01/36	3,732
19		ARM, 5.982%, 08/01/17	20
6,203		ARM, 6.051%, 08/01/37	6,602
1,301		ARM, 6.064%, 10/01/36	1,368
5,988		ARM, 6.113%, 07/01/37	6,367
10,205		ARM, 6.142%, 12/01/36	10,830
5,064		ARM, 6.182%, 02/01/37	5,386
1,181		ARM, 6.196%, 05/01/36	1,245
6,950		ARM, 6.467%, 01/01/37	7,487
		Federal National Mortgage Association, 15 Year, Single Family,
9,393		4.000%, 07/01/18 - 01/01/19	9,854
15,296		4.500%, 05/01/18 - 05/01/19	16,230
26,702		5.000%, 12/01/13 - 07/01/20	28,523
11,602		5.500%, 01/01/18 - 06/01/20	12,528
60,923		6.000%, 05/01/11 - 01/01/24	65,858
5,390		6.500%, 09/01/10 - 01/01/23	5,819
2,140		7.000%, 11/01/10 - 01/01/18	2,321
91		7.500%, 12/01/10 - 05/01/15	98
1,108		8.000%, 11/01/15 - 10/01/16	1,209
4		8.500%, 11/01/11	5
		Federal National Mortgage Association, 20 Year, Single Family,
6,295		6.000%, 03/01/18 - 04/01/24	6,790
9,341		6.500%, 01/01/14 - 03/01/25	10,390
2,895		7.000%, 08/01/20 - 08/01/21	3,243
43		7.500%, 11/01/13 - 06/01/16	47
75		8.000%, 07/01/14 - 11/01/15	85
		Federal National Mortgage Association, 30 Year, FHA/VA,
420		5.500%, 08/01/34	450
69		6.000%, 07/01/17	75
2		8.000%, 02/01/23	2
29		8.500%, 03/01/27	33
		Federal National Mortgage Association, 30 Year, Single Family,
32		6.500%, 03/01/26	35
239		8.000%, 06/01/13 - 12/01/30	271
13		8.500%, 09/01/21	15
155		9.000%, 02/01/31	181
60		9.500%, 07/01/28	70
15		10.000%, 02/01/24	17
		Federal National Mortgage Association, Other,
2,592		4.000%, 07/01/13 - 07/01/17	2,660
4,515		4.500%, 11/01/13 - 12/01/19	4,699
4,445		5.000%, 01/01/14 - 05/01/14	4,584
5,788		5.500%, 06/01/16 - 09/01/17	6,109
3,941		6.000%, 09/01/17	4,202
21		7.000%, 12/01/13	22
		Government National Mortgage Association II,
141		3.125%, 12/20/17 - 11/20/25	145
98		3.375%, 01/20/16 - 01/20/28	101
14		3.500%, 10/20/17 - 12/20/17	14
160		3.625%, 08/20/16 - 09/20/22	165
31		4.000%, 11/20/15 - 08/20/18	32
102		4.375%, 05/20/17 - 05/20/21	105
10		Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 11/20/14	11
		Government National Mortgage Association II, 30 Year, Single Family,
9,299		7.000%, 09/20/38	10,197
27		7.500%, 09/20/28	30
58		8.000%, 09/20/26 - 12/20/27	67
80		8.500%, 03/20/25 - 04/20/25	93
15		Government National Mortgage Association, 15 Year, Single Family, 6.000%, 04/15/14	16
		Government National Mortgage Association, 30 Year, Single Family,
23		8.500%, 04/15/25	27
12		9.000%, 09/15/24 - 10/15/26	13
559		9.500%, 07/15/20 - 12/15/25	647
42		12.000%, 11/15/19	47

		Total Mortgage Pass-Through Securities (Cost $637,588)	652,931
U.S. Government Agency Securities — 24.0%
		Federal Farm Credit Bank,
4,000		1.670%, 10/26/12	4,000
26,000		1.875%, 12/07/12	26,379
4,000		2.200%, 04/08/13	4,083
12,400		2.250%, 02/17/12	12,665
8,120		2.250%, 04/24/12 (c)	8,314
38,025		2.350%, 09/23/13 (c)	38,879
25,000		2.500%, 03/26/13	25,734
10,000		2.600%, 03/04/13	10,322
8,000		2.625%, 04/17/14	8,219
2,769		2.700%, 08/19/13	2,841
1,480		3.000%, 02/12/14	1,534
5,000		3.000%, 09/22/14	5,175
10,000		3.875%, 08/25/11	10,391
16,493		3.875%, 01/10/13	17,565
1,123		5.050%, 02/01/11	1,157
2,000		5.100%, 09/18/12	2,177
1,390		5.250%, 08/21/13	1,548
5,000		5.450%, 12/11/13	5,632
		Federal Home Loan Banks,
18,000		0.800%, 05/06/11	18,056
17,000		1.000%, 12/28/11	17,050
42,000		1.125%, 05/18/12	42,104
6,000		1.375%, 05/16/11	6,045
10,000		1.625%, 09/26/12	10,101
84,175		1.625%, 11/21/12	84,915
10,000		1.750%, 08/22/12	10,142
30,785		1.750%, 12/14/12	31,134
2,000		2.250%, 03/05/12	2,047
25,865		2.375%, 03/14/14	26,302
7,000		2.625%, 05/20/11 (c)	7,137
74,350		2.625%, 09/13/13	77,023
18,800		3.000%, 06/24/13	19,618
10,000		3.050%, 06/28/13	10,451
2,980		3.125%, 03/08/13	3,119
119,105		3.125%, 12/13/13 (c)	124,775
5,000		3.375%, 08/13/10	5,032
2,500		3.375%, 06/24/11 (c)	2,568
16,000		3.375%, 02/27/13 (c)	16,850
16,200		3.500%, 03/08/13	17,119
4,000		3.560%, 02/11/13	4,082
36,400		3.625%, 10/18/13	38,733
18,825		3.875%, 03/08/13	20,084
2,080		4.000%, 02/15/11	2,131
25,000		4.000%, 09/06/13	26,842
12,500		4.250%, 06/14/13	13,505
1,675		4.375%, 09/09/11	1,753
1,850		4.500%, 06/09/10	1,852
10,000		4.500%, 09/14/12	10,733
750		4.516%, 08/10/10	756
4,600		4.625%, 02/18/11	4,735
6,000		4.875%, 11/18/11	6,356
5,000		4.875%, 12/14/12	5,445
10,000		4.875%, 11/27/13	11,071
44,470		4.875%, 12/13/13	49,195
2,125		5.000%, 03/09/12	2,278
24,525		5.000%, 03/14/14	27,289
20,025		5.250%, 09/13/13	22,320
15,700		5.250%, 06/18/14	17,736
17,575		5.375%, 06/14/13	19,573
25,755		5.375%, 06/13/14	29,022
25,000		5.750%, 05/15/12 (c)	27,302
6,550		7.000%, 08/15/14	7,857
		Federal Home Loan Mortgage Corp.,
15,000		1.125%, 12/15/11 (c)	15,076
20,000		1.375%, 01/09/13	20,029
20,000		1.750%, 06/15/12	20,291
57,000		2.125%, 03/23/12	58,316
10,000		2.500%, 01/07/14 (c)	10,272
42,200		3.250%, 07/16/10	42,357
25,000		3.500%, 05/29/13 (c)	26,473
10,178		4.000%, 06/12/13	10,933
12,000		4.125%, 07/12/10	12,053
25,000		4.125%, 12/21/12	26,728
30,000		4.125%, 09/27/13	32,427
4,000		4.750%, 09/22/10	4,052
29,000		4.750%, 01/18/11	29,780
37,500		4.750%, 03/05/12	40,020
48,300		5.000%, 01/30/14 (c)	53,875
6,500		5.250%, 07/18/11	6,839
2,000		5.500%, 09/15/11 (c)	2,123
17,000		5.750%, 01/15/12	18,321
7,500		6.875%, 09/15/10	7,648
		Federal National Mortgage Association,
5,000		0.875%, 01/12/12	5,001
25,000		1.000%, 04/04/12	25,031
20,000		1.500%, 06/26/13	19,964
25,000		1.750%, 08/10/12	25,345
30,000		1.750%, 02/22/13	30,284
10,000		1.875%, 04/20/12	10,172
113,000		2.000%, 01/09/12	115,023
8,725		2.750%, 04/11/11	8,889
9,850		3.250%, 08/12/10	9,908
12,000		3.250%, 04/09/13 (c)	12,623
3,245		4.000%, 03/27/13	3,462
11,310		4.000%, 04/15/13	12,112
6,135		4.050%, 04/18/13	6,552
5,000		4.125%, 04/29/13	5,352
7,839		4.125%, 07/11/13	8,406
25,000		4.375%, 09/13/10	25,294
57,600		4.375%, 07/17/13	62,489
7,000		4.500%, 02/15/11	7,202
61,997		4.750%, 02/21/13	67,466
35,000		4.875%, 05/18/12	37,639
7,000		5.000%, 10/15/11	7,407
10,050		6.000%, 05/15/11	10,574
6,000		6.260%, 11/26/12	6,718

		Total U.S. Government Agency Securities (Cost $1,998,848)	2,029,379
U.S. Treasury Obligations — 28.4%
		U.S. Treasury Notes,
68,000		0.750%, 11/30/11	68,104
45,000		0.875%, 12/31/10 (m)	45,151
21,000		0.875%, 01/31/11	21,077
12,000		0.875%, 02/28/11	12,046
25,000		0.875%, 04/30/11	25,103
30,000		0.875%, 05/31/11	30,132
80,000		0.875%, 01/31/12	80,231
152,000		0.875%, 02/29/12	152,427
170,200		1.000%, 08/31/11	171,177
50,000		1.000%, 09/30/11	50,291
178,450		1.000%, 10/31/11 (m)	179,412
110,000		1.000%, 12/31/11	110,554
80,000		1.000%, 03/31/12	80,394
40,000		1.000%, 04/30/12	40,183
120,000		1.125%, 01/15/12 (m)	120,905
20,600		1.125%, 12/15/12	20,621
25,000		1.250%, 11/30/10	25,122
141,330		1.375%, 02/15/12 (m)	143,003
68,300		1.375%, 05/15/12	69,138
136,565		1.375%, 09/15/12	138,016
68,620		1.375%, 10/15/12 (m)	69,290
54,680		1.375%, 11/15/12	55,145
10,000		1.375%, 02/15/13	10,055
72,000		1.375%, 03/15/13	72,382
25,000		1.375%, 05/15/13	25,096
92,000		1.750%, 11/15/11	93,516
58,210		1.750%, 08/15/12	59,361
10,000		1.750%, 01/31/14	10,041
10,000		1.875%, 06/15/12	10,225
5,750		1.875%, 04/30/14	5,782
10,000		2.250%, 01/31/15	10,105
88,000		2.375%, 08/31/10 (m)	88,475
10,000		2.375%, 10/31/14	10,184
4,300		3.125%, 08/31/13	4,533
10,000		3.375%, 06/30/13	10,633
40,000		3.500%, 05/31/13	42,688
23,000		4.125%, 08/15/10	23,187
65,000		4.500%, 11/15/10	66,254
22,000		4.875%, 04/30/11	22,892
30,000		4.875%, 07/31/11	31,527
93,000		5.125%, 06/30/11 (m)	97,672

		Total U.S. Treasury Obligations (Cost $2,389,123)	2,402,130
SHARES
Short-Term Investment — 3.3%
		Investment Company — 3.3%
285,128		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $285,128)	285,128
PRINCIPAL AMOUNT ($)
Investments of Cash Collateral for Securities on Loan — 1.0%
		Asset-Backed Security — 0.0% (g)
429		GSAA Trust, Series 2006-3, Class A1, VAR, 0.425%, 03/25/36	312

SHARES
		Investment Company — 1.0%
83,279		JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l)	83,279

		Total Investments of Cash Collateral for Securities on Loan (Cost $83,708)	83,591
		Total Investments —100.7% (Cost $8,438,266)	8,535,646
		Liabilities in Excess of Other Assets — (0.7)%	(62,508)
		NET ASSETS — 100.0%	$8,473,138

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2010.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2010. The rate may be subject to a cap and floor.

IO	—
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2010.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)		Defaulted Security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(l)		The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

~
Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees,with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$119,495
Aggregate gross unrealized depreciation	(22,115)
Net unrealized appreciation/depreciation	$97,380
Federal income tax cost of investments	$8,438,266

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$–	$800,448	$–	$800,448
Collateralized Mortgage Obligations	–	1,011,728	–	1,011,728
Commercial Mortgage-Backed Securities	–	139,145	–	139,145
Corporate Bonds
Consumer Discretionary	–	31,019	–	31,019
Consumer Staples	–	46,839	–	46,839
Energy	–	29,401	–	29,401
	–	679,894	–	679,894
Health Care	–	12,431	–	12,431
Industrials	–	42,465	–	42,465
Information Technology	–	48,186	–	48,186
Materials	–	31,931	–	31,931
Telecommunication Services	–	108,286	–	108,286
Utilities	–	88,776	–	88,776
Total Corporate Bonds	–	1,119,228	–	1,119,228
Foreign Government Securities	–	11,938	–	11,938
Mortgage Pass-Through Securities	–	652,931	–	652,931
U.S. Government Agency Securities	–	2,029,379	–	2,029,379
U.S. Treasury Obligations	–	2,402,130	–	2,402,130
Short-Term Investments
Investment Companies	285,128	–	–	285,128
Investments of Cash Collateral for Securities on Loan
Asset-Backed Securities	–	312	–	312
Investment Companies	83,279	–	–	83,279
Total Investments in Securities	$368,407	$8,167,239	$–	$8,535,646

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Collateralized Mortgage Obligations — 0.1%
	Agency CMO — 0.1%
1,203	Federal National Mortgage Association REMICS, Series 2002-36, Class FS, VAR, 0.843%, 06/25/10	1,206
193	Government National Mortgage Association, Series 2000-38, Class F, VAR, 0.740%, 06/20/10	193

	Total Collateralized Mortgage Obligations (Cost $1,396)	1,399
Municipal Bonds — 96.7%
	Alabama — 0.6%
	Other Revenue — 0.2%
2,440	Auburn University, Rev., 5.000%, 06/01/15	2,794

	Transportation — 0.4%
5,000	Alabama State Dock Authority, Series B, Rev., NATL-RE, 5.000%, 10/01/10	5,060

	Total Alabama	7,854

	Alaska — 0.1%
	Other Revenue — 0.1%
1,000	Alaska Industrial Development & Export Authority, Revolving Fund, Series A, Rev., 5.000%, 04/01/12	1,073

	Arizona — 0.8%
	Certificate of Participation/Lease — 0.3%
3,625	Salt River Project Agricultural Improvement & Power District, COP, NATL-RE, 5.000%, 12/01/13	3,985

	Hospital — 0.3%
5,000	Arizona Health Facilities Authority, Phoenix Children's Hospital, Series A, Rev., VAR, 1.290%, 06/03/10	4,556

	Transportation — 0.2%
2,000	Arizona State Transportation Board, Maricopa County Regional Area Roads, Rev., 5.000%, 07/01/11	2,099

	Total Arizona	10,640

	California — 1.3%
	Certificate of Participation/Lease — 0.1%
2,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series N, Rev., COP, 4.000%, 05/15/11	2,067

	Hospital — 0.3%
1,000	California Health Facilities Financing Authority, Stanford Hospital, Series A-3, Rev., VAR, 3.450%, 06/15/11	1,023
3,000	California Statewide Communities Development Authority, Kaiser Permanente, Series E, Rev., VAR, 4.000%, 05/02/11	3,087

		4,110
	Other Revenue — 0.3%
3,880	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 4.500%, 06/01/17	3,495

	Prerefunded — 0.6%
5,250	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-4, Rev., 7.800%, 06/01/13 (p)	6,240
1,635	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.250%, 07/01/13 (p)	1,851

		8,091
	Total California	17,763

	Colorado — 1.6%
	General Obligation — 0.2%
2,435	Jefferson County School District R-001, GO, 5.000%, 12/15/15	2,831

	Housing — 0.0% (g)
100	El Paso County, Single Family Mortgage, Series A, Rev., 6.200%, 05/01/12	101

	Prerefunded — 0.4%
2,165	Douglas County School District No Re-1 Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	2,575
2,295	El Paso County School District No. 20 Academy, GO, NATL-RE, FGIC, 5.250%, 12/15/12 (p)	2,553

		5,128
	Transportation — 0.9%
10,000	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/14	11,590

	Utility — 0.1%
2,000	City of Colorado Springs, Utilities Systems, Sub Lien, Series A, Rev., 5.000%, 11/15/11	2,129

	Total Colorado	21,779

	Connecticut — 2.7%
	Education — 0.5%
4,390	Connecticut State Health & Educational Facility Authority, Yale University, Series A-3, Rev., VAR, 4.000%, 02/07/13	4,737
2,470	Connecticut State Higher Education Supplement Loan Authority, Family Education Loan Program, Series A, Rev., NATL-RE, 4.375%, 11/15/13	2,592

		7,329
	General Obligation — 2.2%
	State of Connecticut,
5,000	GO, 5.000%, 03/15/12	5,392
5,000	Series E, GO, AGM, 5.500%, 11/15/12	5,577
	State of Connecticut, Economic Recovery,
10,100	Series A, GO, 5.000%, 01/01/13	11,153
5,500	Series A, GO, 5.000%, 01/01/16	6,362

		28,484
	Total Connecticut	35,813

	Delaware — 1.5%
	General Obligation — 0.6%
6,790	State of Delaware, Series A, GO, 5.000%, 07/01/17	8,008

	Transportation — 0.9%
3,740	Delaware Transportation Authority, Series B, Rev., AMBAC, 5.250%, 07/01/11	3,938
7,500	Delaware Transportation Authority, Motor Fuel Tax Revenue, Series B, Rev., AMBAC, 5.250%, 07/01/12	8,219

		12,157
	Total Delaware	20,165

	District of Columbia — 0.1%
	Water & Sewer — 0.1%
1,725	District of Columbia Water & Sewer Authority, Sub Lien, Series A, Rev., AGC, 5.000%, 10/01/13	1,935

	Florida — 6.0%
	Education — 0.5%
6,250	Miami-Dade County Educational Facilities Authority, University of Miami, Series B, Rev., 5.000%, 04/01/12	6,614

	Housing — 0.5%
5,930	Florida Housing Finance Corp., Multi-Family Mortgage, Heritage Villas, Series F, Rev., 4.000%, 10/01/10	5,957

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
4,000	City of Jacksonville, Series C-1, Rev., 5.000%, 10/01/15	4,491

	Other Revenue — 1.3%
5,000	Citizens Property Insurance Corp., High Risk Account, Series A, Rev., NATL-RE, 5.000%, 03/01/12	5,280
10,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A, Rev., 5.000%, 07/01/11	10,338
1,785	Miami-Dade County, Capital Asset Acquisition, Series A, Rev., AMBAC, 5.000%, 04/01/14	1,956

		17,574
	Prerefunded — 2.0%
5,120	Broward County, Series A, GO, 5.250%, 01/01/11 (p)	5,320
2,195	Collier County School Board, COP, AGM, 5.375%, 02/15/12 (p)	2,371
9,440	Hillsborough County School Board, Rev., AMBAC, 5.375%, 10/01/11 (p)	10,040
3,000	Orange County, Tourist Development, Senior Lien, Rev., AMBAC, 5.500%, 04/01/12 (p)	3,262
4,875	Palm Beach County School Board, Series B, COP, VAR, FGIC, 5.000%, 08/01/11 (p)	5,041

		26,034
	Water & Sewer — 1.4%
	Miami-Dade County, Water & Sewer Systems,
1,645	Series B, Rev., AGM, 5.000%, 10/01/13	1,834
5,000	Series B, Rev., AGM, 5.000%, 10/01/14	5,655
	Tampa Bay Water Utility System, Water Supply Authority,
5,000	Rev., NATL-RE, FGIC, 5.000%, 10/01/13	5,604
5,000	Rev., NATL-RE, FGIC, 5.250%, 10/01/15	5,781

		18,874
	Total Florida	79,544

	Georgia — 6.0%
	General Obligation — 3.2%
2,000	Carroll County, Sales Tax, GO, AGC, 5.000%, 07/01/11	2,098
5,365	DeKalb County, Special Transportation Parks & Greenspace, GO, 5.000%, 12/01/15	6,283
2,160	Floyd County, Sales Tax, GO, 5.000%, 04/01/12	2,331
	State of Georgia,
5,000	Series G, GO, 4.000%, 11/01/12	5,405
3,500	Series G, GO, 5.000%, 10/01/10	3,556
7,415	Series G, GO, 5.000%, 10/01/12	8,171
2,780	Series I, GO, 5.000%, 07/01/16	3,261
10,000	Series I, GO, 5.000%, 07/01/18	11,853

		42,958
	Prerefunded — 2.2%
	Metropolitan Atlanta Rapid Transit Authority,
7,390	Rev., NATL-RE, 5.000%, 01/01/13 (p)	8,166
10,000	Rev., NATL-RE, 5.250%, 01/01/13 (p)	11,115
8,850	State of Georgia, Series B, GO, 5.000%, 05/01/12 (p)	9,593

		28,874
	Special Tax — 0.6%
6,870	Georgia State Road & Tollway Authority, Rev., 5.250%, 10/01/12	7,605

	Total Georgia	79,437

	Hawaii — 0.8%
	General Obligation — 0.6%
5,000	City & County of Honolulu, Series A, GO, NATL-RE, 5.000%, 07/01/13	5,611
2,000	State of Hawaii, Series DY, GO, 5.000%, 02/01/15	2,300

		7,911
	Prerefunded — 0.2%
2,750	State of Hawaii, Series CZ, GO, AGM, 5.000%, 07/01/12 (p)	2,995

	Total Hawaii	10,906

	Idaho — 0.5%
	Transportation — 0.5%
6,045	Idaho Housing & Finance Association, Federal Highway, Series A, Rev., AGC, 5.250%, 07/15/14	6,923

	Illinois — 4.1%
	General Obligation — 0.4%
5,000	Kane Cook & DuPage Counties School District No. U-46 Elgin, GO, 4.000%, 01/01/14	5,396

	Hospital — 0.7%
	Illinois Finance Authority, Advocate Health Care,
2,500	Series A-3, Rev., VAR, 3.875%, 05/01/12	2,561
5,665	Series C, Rev., VAR, 0.400%, 03/25/11	5,659
1,010	Sub Series C3B, Rev., VAR, 4.375%, 07/01/14	1,065

		9,285
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
2,770	City of Chicago, Pilsen Redevelopment, Tax Allocation, Series A, AMBAC, 4.350%, 06/01/13	2,737

	Other Revenue — 0.2%
1,790	Illinois Educational Facilities Authority, Medical Term-Field Museum, Rev., VAR, 4.450%, 11/01/14	1,890

	Prerefunded — 2.4%
5,000	Chicago Board of Education, Series C, GO, AGM, 5.000%, 12/01/11 (p)	5,332
5,000	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement, GO, 5.500%, 12/01/12 (p)	5,406
6,775	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/14 (p)	7,665
5,000	Cook County, Capital Improvement, Series C, GO, AMBAC, 5.500%, 11/15/12 (p)	5,571
1,000	Lake County Forest Preservation District, Land Acquisition and Development, GO, 5.000%, 12/15/10 (p)	1,025
3,735	State of Illinois, First Series, GO, NATL-RE, FGIC, 5.375%, 11/01/11 (p)	3,988
2,305	Will & Kendall Counties Community Consolidated School District 202, School Building, Series A, GO, FGIC, 5.000%, 07/01/13 (p)	2,581

		31,568
	Transportation — 0.2%
2,845	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Section 5309, Rev., AGC, 5.000%, 06/01/14	3,175

	Total Illinois	54,051

	Indiana — 2.3%
	Education — 0.4%
2,375	Indiana University, Student Fee, Rev., 5.000%, 08/01/14	2,702
	Purdue University, Student Fee,
750	Series X, Rev., 5.000%, 07/01/10	753
1,000	Series X, Rev., 5.000%, 07/01/11	1,050

		4,505
	General Obligation — 0.1%
1,000	Indianapolis-Marion County Public Library, GO, 5.000%, 01/01/16	1,140

	Hospital — 0.1%
1,750	Indiana Health Facility Financing Authority, Ascension Health, Series A3, Rev., VAR, 5.000%, 07/01/11	1,831

	Prerefunded — 1.7%
4,775	Carmel School Building Corp., First Mortgage, Rev., NATL-RE, 5.000%, 07/15/13 (p)	5,357
2,100	Indiana Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	2,422
9,000	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	10,378
4,155	Wayne Township School Building Corp., Series B, Rev., FGIC, 5.250%, 01/15/14 (p)	4,743

		22,900
	Total Indiana	30,376

	Iowa — 0.2%
	Other Revenue — 0.2%
2,000	Iowa Higher Education Loan Authority, Private College Facility, Rev., 4.000%, 12/01/13	2,200

	Kansas — 0.3%
	General Obligation — 0.2%
2,400	City of Olathe, Series 211, GO, 5.000%, 10/01/12	2,640

	Other Revenue — 0.1%
1,000	Kansas Development Finance Authority, Kansas State Projects, Series E-1, Rev., 5.000%, 11/01/14	1,142

	Total Kansas	3,782

	Kentucky — 2.2%
	Certificate of Participation/Lease — 0.4%
5,000	Kentucky State Property & Buildings Commission, Project 82, Rev., COP, AGM, 5.250%, 10/01/14	5,723

	Other Revenue — 0.5%
	Kentucky State Property & Buildings Commission, Project 95,
3,820	Series A, Rev., 5.000%, 08/01/13	4,253
2,220	Series A, Rev., 5.000%, 08/01/14	2,504

		6,757
	Prerefunded — 0.7%
5,310	Kentucky State Property & Buildings Commission, Project 85, Rev., AGM, 5.000%, 08/01/15 (p)	6,180
2,585	Kentucky State Property & Buildings Commission, Refunding Project 72, Rev., NATL-RE, 5.375%, 10/01/11 (p)	2,749

		8,929
	Transportation — 0.6%
	Kenton County Airport Board,
1,000	Rev., NATL-RE, 5.000%, 03/01/12	1,048
5,830	Rev., XLCA, 5.000%, 03/01/12	6,110

		7,158
	Total Kentucky	28,567

	Louisiana — 1.7%
	Hospital — 0.0% (g)
510	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series B, Rev., 5.000%, 05/15/11	523

	Other Revenue — 0.6%
7,270	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 1.000%, 06/08/10	7,270

	Prerefunded — 1.1%
3,010	City of Baton Rouge / Parish of East Baton Rouge, Public Improvement, Rev., AMBAC, 5.125%, 02/01/14 (p)	3,442
10,000	Ernest N Morial-New Orleans Exhibit Hall Authority, Special Tax, Series A, AMBAC, 5.250%, 07/15/13 (p)	11,236

		14,678
	Resource Recovery — 0.0% (g)
310	Parish of St. Mary, Solid Waste, Rev., 5.400%, 03/01/11	317

	Total Louisiana	22,788

	Maine — 0.2%
	General Obligation — 0.2%
2,675	State of Maine, Series C, GO, 4.000%, 06/01/13 (w)	2,914

	Maryland — 4.7%
	General Obligation — 4.4%
	Anne Arundel County, General Improvement,
2,475	GO, 4.000%, 04/01/12	2,633
7,610	GO, 5.000%, 04/01/14	8,685
	Prince George's County, Public Improvement,
5,000	GO, 5.000%, 07/15/17	5,883
1,500	GO, 5.500%, 10/01/13	1,723
3,000	Series A, GO, 5.000%, 07/15/13	3,378
	State of Maryland, State and Local Facilities,
11,275	Series A, GO, 5.000%, 11/01/14	13,040
14,750	Series C, GO, 5.000%, 11/01/18	17,536
5,000	State of Maryland, State and Local Facilities Capital Improvement, Series A, GO, 5.500%, 03/01/11	5,197

		58,075
	Special Tax — 0.3%
3,190	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 11/01/12	3,521

	Total Maryland	61,596

	Massachusetts — 4.8%
	Education — 1.9%
	Massachusetts School Building Authority,
6,890	Series A, Rev., 4.000%, 05/15/13	7,481
8,385	Series A, Rev., 4.000%, 05/15/14	9,211
7,250	Series A, Rev., 5.000%, 05/15/15	8,345

		25,037
	General Obligation — 0.4%
5,000	Commonwealth of Massachusetts, Series D, GO, NATL-RE, 5.500%, 11/01/13	5,730

	Hospital — 0.0% (g)
375	New Bedford Housing Authority, Capital Funding Program, Series A, Rev., 3.200%, 10/01/10	378

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,500	Massachusetts Water Pollution Abatement, State Revolving Fund, Series 14, Rev., 5.000%, 08/01/13	1,690

	Prerefunded — 1.7%
	Commonwealth of Massachusetts,
2,000	Series A, GO, AMBAC, 6.500%, 11/01/14 (p)	2,440
5,500	Series B, GO, 5.000%, 08/01/14 (p)	6,281
5,000	Series D, GO, 5.250%, 10/01/13 (p)	5,647
3,250	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	3,631
3,515	University of Massachusetts Building Authority, Commonwealth Guaranteed, Series 2004, Rev., NATL-RE, 5.250%, 11/01/14 (p)	4,100

		22,099
	Special Tax — 0.3%
3,000	Massachusetts Bay Transportation Authority, Series B, Rev., 5.250%, 07/01/14	3,463

	Transportation — 0.4%
4,305	Commonwealth of Massachusetts, Series A, Rev., GAN, 5.750%, 12/15/10	4,431

	Total Massachusetts	62,828

	Michigan — 2.1%
	General Obligation — 0.4%
1,470	Kentwood Public Schools, GO, 5.000%, 05/01/12	1,577
1,450	Plymouth-Canton Community School District, GO, AGM, 5.000%, 05/01/13	1,590
1,645	Southfield Public Schools, GO, NATL-RE, 5.000%, 05/01/15	1,828

		4,995
	Prerefunded — 0.9%
5,000	City of Detroit, Senior Lien, Series A, Rev., FGIC, 5.125%, 07/01/11 (p)	5,257
4,420	Delta County Economic Development Corp., Mead Westvaco-Escanaba, Series A, Rev., 6.250%, 04/15/12 (p)	4,875
1,470	Van Buren Charter Township Local Development Finance Authority, Tax Increment, GO, FGIC, 5.250%, 04/01/13 (p)	1,642

		11,774
	Transportation — 0.2%
2,825	Wayne County Airport Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/14	3,029

	Water & Sewer — 0.6%
10,905	City of Detroit, Sewer Disposal, Series D, Rev., VAR, AGM, 0.795%, 07/01/10	7,852

	Total Michigan	27,650

	Minnesota — 3.2%
	General Obligation — 2.0%
2,580	Metropolitan Council, Series C, GO, 5.000%, 02/01/13	2,863
	State of Minnesota,
6,565	GO, 5.000%, 08/01/13	7,398
5,555	GO, 5.000%, 10/01/15	6,490
8,900	State of Minnesota, Various Purposes, Series H, GO, 5.000%, 11/01/14	10,281

		27,032
	Hospital — 0.2%
2,000	St Paul Housing & Redevelopment Authority, Series A, Rev., NATL-RE, 5.000%, 11/15/14	2,208

	Prerefunded — 1.0%
5,000	Minnesota Public Facilities Authority, Series A, Rev., 5.000%, 03/01/12 (p)	5,381
7,305	State of Minnesota, GO, 5.250%, 11/01/12 (p)	8,085

		13,466
	Total Minnesota	42,706

	Mississippi — 0.2%
	Certificate of Participation/Lease — 0.2%
	Mississippi Development Bank Special Obligation, Marshall County Correctional Facility,
750	Series C, Rev., COP, 5.000%, 08/01/10	756
1,060	Series C, Rev., COP, 5.000%, 08/01/11	1,116
1,045	Mississippi Development Bank Special Obligation, Wilkinson County Correctional Center, Series D, Rev., COP, 5.000%, 08/01/11	1,100

	Total Mississippi	2,972

	Missouri — 1.2%
	General Obligation — 0.5%
5,000	Kansas City, Streetlight Project, Series A, GO, NATL-RE, 5.000%, 02/01/13	5,508
665	Riverview Gardens School District, Capital Appreciation, GO, AGM, Zero Coupon, 04/01/11	661

		6,169
	Other Revenue — 0.2%
3,085	Missouri State Board of Public Buildings, Series A, Rev., 5.500%, 10/15/10	3,146

	Transportation — 0.5%
	City of St. Louis, Lambert-St. Louis International Airport,
4,000	Series A-2, Rev., 4.000%, 07/01/11	4,099
1,000	Series A-2, Rev., 4.250%, 07/01/11	1,021
1,250	Missouri Highway & Transportation Commission, Series A, Rev., 5.000%, 05/01/15	1,446

		6,566
	Total Missouri	15,881

	Montana — 0.1%
	General Obligation — 0.1%
1,775	State of Montana, Long Range Building Program, Series A, GO, 3.000%, 08/01/12	1,867

	Nebraska — 0.1%
	Utility — 0.1%
1,160	Nebraska Public Power District, Series B, Rev., 5.000%, 01/01/12	1,237

	Nevada — 1.0%
	Prerefunded — 1.0%
13,185	Truckee Meadows Water Authority, Series A, Rev., AGM, 5.250%, 07/01/11 (p)	13,879

	New Hampshire — 0.4%
	Other Revenue — 0.4%
4,530	New Hampshire Municipal Bond Bank, Series A, Rev., 5.000%, 08/15/15	5,266

	New Jersey — 5.7%
	Certificate of Participation/Lease — 0.2%
2,250	State of New Jersey, Equipment Lease Purchase, Series A, COP, 5.000%, 06/15/10	2,254

	Education — 1.7%
	New Jersey EDA, School Facilities Construction,
2,475	Series J3, Rev., VAR, AGM, 5.000%, 09/01/14	2,751
4,500	Series J4, Rev., VAR, AGM, 5.000%, 09/01/14	5,003
5,095	Series L, Rev., AGM, 5.250%, 03/01/15	5,782
5,845	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/14	6,775
1,475	New Jersey State Educational Facilities Authority, Stevens Institute of Technology, Series A, Rev., 5.000%, 07/01/13	1,578

		21,889
	General Obligation — 0.0% (g)
370	State of New Jersey, Series N, GO, NATL-RE, FGIC, 5.500%, 07/15/13	419

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
5,000	New Jersey EDA, Cigarette Tax, Rev., FGIC, 5.000%, 06/15/13	5,194

	Prerefunded — 2.4%
4,675	Garden State Preservation Trust, Series A, Rev., AGM, 5.250%, 11/01/13 (p)	5,332
10,000	New Jersey EDA, School Facilities Construction, Series A, Rev., AMBAC, 5.250%, 06/15/11 (p)	10,507
14,000	Tobacco Settlement Financing Authority, Rev., 6.250%, 06/01/13 (p)	16,140

		31,979
	Special Tax — 0.9%
10,015	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., NATL-RE, 5.250%, 12/15/13	11,326

	Transportation — 0.1%
1,445	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., NATL-RE, 5.500%, 12/15/15	1,658

	Total New Jersey	74,719

	New York — 5.3%
	Education — 0.6%
2,060	Erie County Industrial Development Agency, School District Buffalo Project, Series A, Rev., AGM, 5.000%, 05/01/12	2,221
	New York State Dormitory Authority,
3,000	Series B, Rev., VAR, 5.250%, 05/15/12	3,236
2,500	Series B, Rev., VAR, CIFG, 6.000%, 05/15/12	2,731

		8,188
	General Obligation — 0.9%
6,960	City of New York, Series D, GO, 5.000%, 02/01/14	7,821
1,000	New York City, Series F, GO, 5.500%, 12/15/12	1,113
2,740	Suffolk County, Public Improvement, Series B, GO, 4.500%, 11/01/11	2,892

		11,826
	Hospital — 0.2%
2,000	Nassau Health Care Corp., Series B, Rev., AGM, 5.000%, 08/01/10	2,016
1,055	New York State Dormitory Authority, Health Facilities, Series 1, Rev., 5.000%, 01/15/14	1,162

		3,178
	Other Revenue — 2.0%
1,050	Erie County Industrial Development Agency (The), Series A, Rev., 5.000%, 05/01/14	1,180
6,250	New York City Transitional Finance Authority, New York City Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/15	7,244
4,000	New York State Thruway Authority, Local Highway & Bridge, Rev., 5.000%, 04/01/15	4,563
3,500	New York State Thruway Authority, Second Generation Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 04/01/11	3,633
	Tobacco Settlement Financing Authority, Asset-Backed,
4,025	Series A, Rev., 5.000%, 06/01/10	4,025
5,000	Series A-1, Rev., 5.000%, 06/01/11	5,215

		25,860
	Special Tax — 0.3%
3,500	New York City Transitional Finance Authority, Sub Series 3B-1, Rev., 5.000%, 11/01/12	3,853

	Transportation — 0.7%
2,000	Metropolitan Transportation Authority, Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/11	2,130
7,000	Triborough Bridge & Tunnel Authority, Series A-1, Rev., VAR, 4.000%, 11/15/12	7,488

		9,618
	Utility — 0.2%
3,000	Long Island Power Authority, Series B, Rev., 5.250%, 12/01/12	3,309

	Water & Sewer — 0.4%
4,315	New York City Municipal Water Finance Authority, Series BB, Rev., 5.000%, 06/15/13	4,825

	Total New York	70,657

	North Carolina — 3.2%
	General Obligation — 2.1%
1,445	City of Charlotte, Series C, GO, 5.000%, 06/01/12	1,573
6,175	Guilford County, Series C, GO, 4.000%, 02/01/13	6,691
5,000	Mecklenburg County, Public Improvement, Series C, GO, 5.000%, 02/01/13	5,552
2,215	New Hanover County, GO, 5.000%, 12/01/12	2,452
10,000	State of North Carolina, Series A, GO, 5.000%, 03/01/15	11,582

		27,850
	Hospital — 0.1%
1,500	North Carolina Medical Care Commission, First Mortgage, Deerfield, Series A, Rev., 3.375%, 11/01/10	1,504

	Utility — 0.7%
4,550	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.000%, 01/01/13	4,962
3,930	North Carolina Municipal Power Agency, No. 1 - Catawba, Series A, Rev., 5.250%, 01/01/13	4,317

		9,279
	Water & Sewer — 0.3%
3,160	City of Raleigh, Rev., 5.000%, 03/01/15	3,644

	Total North Carolina	42,277

	Ohio — 2.8%
	Certificate of Participation/Lease — 0.4%
5,000	Ohio State Building Authority, State Facilities Administration Building Fund, Project B, Rev., COP, AGM, 5.000%, 10/01/10	5,081

	Education — 0.3%
3,000	Ohio State University, Series A, Rev., 5.000%, 12/01/12	3,312
1,000	University of Cincinnati, Series T, Rev., 5.500%, 06/01/10	1,000

		4,312
	General Obligation — 1.4%
5,080	State of Ohio, Common Schools, Series C, GO, 5.000%, 09/15/13	5,717
5,000	State of Ohio, Higher Education, Series C, GO, 5.000%, 08/01/15	5,772
5,800	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 09/01/15	6,702

		18,191
	Housing — 0.0% (g)
395	Columbus Regional Airport Authority, Joseph Knight Towers Project, Series A, Rev., GNMA COLL, 4.300%, 02/20/14	407

	Other Revenue — 0.2%
3,125	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	2,792

	Prerefunded — 0.4%
4,325	Milford Exempt Village School District, School Improvement, GO, AGM, 5.125%, 12/01/11 (p)	4,617

	Utility — 0.1%
1,000	American Municipal Power-Ohio, Inc., Series A, Rev., 5.000%, 02/01/11	1,022

	Total Ohio	36,422

	Oklahoma — 0.5%
	Other Revenue — 0.5%
6,185	Oklahoma State University, Agricultural Mechanical Colleges, Rev., 2.553%, 08/01/10	6,202

	Oregon — 1.2%
	Certificate of Participation/Lease — 0.8%
	Oregon State Department of Administrative Services,
2,850	Series A, COP, GO, 5.000%, 05/01/15	3,232
6,030	Series D, COP, 5.000%, 11/01/12	6,612

		9,844
	Water & Sewer — 0.4%
5,570	City of Portland, First Lien, Series A, Rev., AGM, 5.000%, 06/15/10	5,581

	Total Oregon	15,425

	Pennsylvania — 8.4%
	Education — 0.2%
	Pennsylvania State Higher Educational Facilities Authority, LaSalle University,
1,000	Series A, Rev., 4.125%, 05/01/13	1,050
1,875	Series A, Rev., 5.000%, 05/01/11	1,930

		2,980
	General Obligation — 1.8%
5,000	Commonwealth of Pennsylvania, First Series, GO, NATL-RE, 5.250%, 02/01/12	5,390
1,125	Exeter Township, GO, AMBAC, 5.000%, 07/15/10	1,131
	Philadelphia School District,
4,000	GO, TAN, 2.500%, 06/30/10	4,006
5,805	Series B, GO, NATL-RE, FGIC, 5.500%, 08/01/10	5,852
4,335	Series C, GO, 5.000%, 09/01/11	4,533
3,020	Series C, GO, 5.000%, 09/01/12	3,242

		24,154
	Other Revenue — 0.5%
2,775	Lancaster County Solid Waste Management Authority, Rev., NATL-RE, 5.000%, 12/15/14	3,134
3,000	Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., VAR, 2.625%, 12/03/12	3,008

		6,142
	Prerefunded — 5.1%
3,060	City of Scranton, Series C, GO, 7.100%, 09/01/11 (p)	3,302
	Commonwealth of Pennsylvania, First Series,
3,500	GO, NATL-RE, 5.000%, 01/01/13 (p)	3,861
6,025	GO, NATL-RE, 5.000%, 02/01/14 (p)	6,833
5,485	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 09/15/11 (p)	5,854
	Philadelphia Authority for Industrial Development,
7,455	Series B, Rev., AGM, 5.500%, 10/01/11 (p)	8,015
	Philadelphia School District,
2,350	GO, FGIC, 5.125%, 06/01/14 (p)	2,702
2,005	Series A, GO, AGM, 5.500%, 02/01/12 (p)	2,167
5,000	State Public School Building Authority, Rev., FGIC, 5.000%, 11/15/14 (p)	5,783
26,120	State Public School Building Authority, Philadelphia School District Project, Rev., AGM, 5.000%, 06/01/13 (p)	29,162

		67,679
	Special Tax — 0.2%
2,500	Pennsylvania Intergovernmental Cooperation Authority, Special Tax, GO, 5.000%, 06/15/12	2,714

	Transportation — 0.6%
5,000	Pennsylvania Turnpike Commission, Series C, Rev., VAR, 0.810%, 06/03/10	5,000
2,450	Philadelphia Parking Authority, Airport, Rev., 5.000%, 09/01/11	2,562

		7,562
	Total Pennsylvania	111,231

	Puerto Rico — 0.6%
	Prerefunded — 0.6%
1,425	Children's Trust Fund, Rev., 5.750%, 07/01/10 (p)	1,432
2,820	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	3,164
3,000	Puerto Rico Public Finance Corp., Commonwealth Appropriations, Series A, Rev., NATL-RE, 5.375%, 08/01/11 (p)	3,162

	Total Puerto Rico	7,758

	Rhode Island — 0.5%
	General Obligation — 0.5%
6,925	State of Rhode Island, Plantations, GO, TAN, 2.500%, 06/30/10	6,937

	South Carolina — 2.7%
	General Obligation — 0.5%
5,000	State of South Carolina, Series A, GO, 5.000%, 11/01/15	5,843

	Other Revenue — 0.5%
6,815	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 07/06/10	6,822

	Prerefunded — 0.5%
6,000	South Carolina Transportation Infrastructure Bank, Junior Lien, Series B, Rev., AMBAC, 5.250%, 10/01/11 (p)	6,379

	Utility — 1.2%
6,000	South Carolina State Public Service Authority, Series D, Rev., AGM, 5.250%, 01/01/12	6,422
8,535	South Carolina State Public Service Authority, Santee Cooper, Series E, Rev., 5.000%, 01/01/15	9,713

		16,135
	Total South Carolina	35,179

	Tennessee — 0.6%
	Education — 0.2%
2,550	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., 5.000%, 10/01/13	2,882

	Other Revenue — 0.2%
2,750	Sevier County Public Building Authority, Local Government Public Improvement, Series V-K-1, Rev., AGC, 5.000%, 03/01/11	2,841

	Prerefunded — 0.2%
2,195	Tennessee State School Bond Authority, Higher Educational Facilities, Series A, Rev., AGM, 5.000%, 05/01/12 (p)	2,374

	Total Tennessee	8,097

	Texas — 5.8%
	Education — 0.6%
1,110	Austin Community College District, Round Rock Campus, Educational Facilities Project, Rev., 5.250%, 08/01/13	1,241
2,385	Houston Community College System, Junior Lien, Unrefunded Balance, Series A, Rev., NATL-RE, 5.375%, 04/15/11	2,470
	San Leanna Educational Facilities Corp., Higher Education, Saint Edwards University Project,
210	Rev., 4.250%, 06/01/10	210
285	Rev., 4.500%, 06/01/11	292
685	Rev., 4.500%, 06/01/12	714
	University of North Texas, Financing System,
1,250	Series A, Rev., 5.000%, 04/15/15	1,431
1,000	Series A, Rev., 5.000%, 04/15/16	1,149

		7,507
	General Obligation — 0.7%
	Austin Independent School District, Capital Appreciation,
1,035	GO, NATL-RE, FGIC, Zero Coupon, 08/01/10	1,034
1,205	GO, NATL-RE, FGIC, Zero Coupon, 08/01/11	1,191
1,000	City of Denton, GO, 5.000%, 02/15/11	1,031
	State of Texas, Public Financing Authority,
2,390	GO, 5.000%, 10/01/11	2,534
2,515	Series A, GO, 5.000%, 10/01/14	2,892
1,000	State of Texas, Water Financial Assistance, Series E, GO, 4.000%, 08/01/14	1,104

		9,786
	Hospital — 0.1%
1,500	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/13	1,620

	Muni Taxable — 0.5%
6,375	Harris County Hospital District, Series B, Rev., VAR, NATL-RE, 4.799%, 08/16/10	6,403

	Other Revenue — 0.1%
1,000	Lower Colorado River Authority, Rev., 5.000%, 05/15/11	1,041

	Prerefunded — 2.5%
5,130	City of Austin, GO, 5.125%, 09/01/11 (p)	5,428
2,685	City of Beaumont, Waterworks & Sewer Systems, Rev., FGIC, 6.250%, 09/01/10 (p)	2,726
2,615	City of Frisco, Certificates Obligation, Series A, GO, FGIC, 5.250%, 02/15/11 (p)	2,707
3,125	City of Houston, Water & Sewer Systems, Junior Lien, Series B, Rev., FGIC, 5.250%, 12/01/10 (p)	3,202
5,000	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/14 (p)	5,772
2,205	Houston Community College System, Junior Lien, Series A, Rev., NATL-RE, 5.375%, 04/15/11 (p)	2,302
	University of Texas,
4,425	Series B, Rev., 4.750%, 07/01/14 (p)	5,035
2,650	Series B, Rev., 5.000%, 07/01/15 (p)	3,088
2,335	Williamson County, General Tax, GO, AGM, 5.500%, 02/15/11 (p)	2,421

		32,681
	Transportation — 0.4%
5,025	Harris County, Toll Road, Senior Lien, Series B-1, Rev., NATL-RE, FGIC, 5.000%, 08/15/14	5,716

	Utility — 0.9%
2,785	City of San Antonio, Electric & Gas Systems, Series A, Rev., 5.000%, 02/01/12	2,989
7,765	Lower Colorado River Authority, Rev., 5.000%, 05/15/14	8,731

		11,720
	Total Texas	76,474

	Utah — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
2,000	State of Utah, Recapitalization, Series B, Rev., 5.000%, 07/01/15	2,321

	Virginia — 5.7%
	Certificate of Participation/Lease — 0.4%
5,100	Virginia Beach Development Authority, Sentara Health Systems, Series A, Rev., COP, 5.000%, 12/01/11	5,437

	Education — 0.5%
5,185	Virginia College Building Authority, 21st Century College Equipment, Series A, Rev., 5.000%, 02/01/14	5,882

	General Obligation — 1.3%
3,000	Fairfax County, Series A, GO, 5.000%, 10/01/13	3,400
	Fairfax County, Public Improvement,
5,280	Series A, GO, 5.000%, 04/01/11	5,489
7,275	Series A, GO, 5.250%, 04/01/14	8,377

		17,266
	Industrial Development Revenue/Pollution Control Revenue — 1.5%
5,090	Virginia Beach Development Authority, Series C, Rev., 5.000%, 08/01/18	5,944
12,245	Virginia Public Building Authority, Series A-1, Rev., 5.000%, 08/01/14	14,052

		19,996
	Prerefunded — 1.1%
11,040	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.625%, 06/01/15 (p)	12,995
1,015	Virginia College Building Authority, 21st Century College Equipment, Series A, Rev., 5.000%, 02/01/13 (p)	1,121

		14,116
	Transportation — 0.8%
5,000	Virginia Commonwealth Transportation Board, Capital Projects, Series A-1, Rev., 5.000%, 05/15/15 (w)	5,794
4,500	Virginia Commonwealth Transportation Board, Federal Highway, Reimbursement Notes, Rev., 5.000%, 09/27/12	4,954

		10,748
	Water & Sewer — 0.1%
1,125	Virginia Resources Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/14	1,295

	Total Virginia	74,740

	Washington — 2.0%
	General Obligation — 1.0%
500	City of Seattle, Limited Tax, Unrefunded Balance, GO, 5.000%, 08/01/10	504
5,000	Pierce County School District No. 3 Puyallup, GO, AGM, 5.000%, 06/01/14	5,682
1,050	Port of Olympia, Limited Tax, Series B, GO, AMT, AGM, 5.000%, 12/01/10	1,069
3,800	State of Washington, Series 2010C, GO, 5.000%, 01/01/14	4,290
1,890	State of Washington, Unrefunded Balance, Series 1998-B & AT-7, GO, 6.000%, 06/01/13	2,164

		13,709
	Prerefunded — 0.5%
5,000	Port of Tacoma, Series A, Rev., AMBAC, 5.250%, 12/01/14 (p)	5,826

	Utility — 0.5%
1,000	Energy Northwest Wind Project, Rev., NATL-RE, 5.000%, 07/01/10	1,004
5,000	Energy Northwest, Columbia Generating, Series A, Rev., 5.000%, 07/01/15	5,783

		6,787
	Total Washington	26,322

	Wisconsin — 0.7%
	General Obligation — 0.7%
7,710	City of Milwaukee, Promissory Notes, Series N1, GO, 5.000%, 02/01/18	8,995

	Total Municipal Bonds (Cost $1,261,667)	1,278,148
SHARES
Short-Term Investment — 3.4%
	Investment Company — 3.4%
45,638	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $45,638)	45,638
	Total Investments — 100.2% (Cost $1,308,701)	1,325,185
	Liabilities in Excess of Other Assets — (0.2)%	(3,113)
	NET ASSETS — 100.0%	$1,322,072

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CIFG	—	Insured by CDC IXIS Financial Guaranty
CMO	—	Collateralized Mortgage Obligation
COLL	—	Collateral
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	When-issued security.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,752
Aggregate gross unrealized depreciation	(2,268)
Net unrealized appreciation/depreciation	$16,484
Federal income tax cost of investments	$1,308,701

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$45,638	$1,279,547	$–	$1,325,185

There were no significant transfers between level 1 and 2 during the three months ended May 31, 2010.
# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 98.3%
	Alaska — 2.0%
	Certificate of Participation/Lease — 0.4%
2,750	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 6.000%, 09/01/19	3,177

	Utility — 1.6%
	Alaska Energy Authority Power, Bradley Lake, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17 (m)	4,035
3,915	Rev., AGM, 6.000%, 07/01/19 (m)	4,558
2,500	Alaska Municipal Bond Bank Authority, Series 1, Rev., 5.750%, 09/01/18 (m)	2,685

		11,278
	Total Alaska	14,455

	Arizona — 2.9%
	Hospital — 0.7%
5,000	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.500%, 01/01/18	5,093

	Special Tax — 2.2%
15,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 6.250%, 01/01/14	15,769

	Total Arizona	20,862

	California — 19.3%
	Certificate of Participation/Lease — 1.1%
2,750	California State Public Works Board, Department of Corrections, Series C, Rev., COP, 5.500%, 12/01/13	2,827
4,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., COP, NATL-RE, 6.250%, 07/01/24	4,882

		7,709
	Education — 2.2%
3,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/18	3,156
	California State University, Systemwide,
5,915	Series A, Rev., NATL-RE, FGIC, 5.000%, 05/01/13	5,955
2,850	Series C, Rev., NATL-RE, 5.000%, 11/01/15	3,009
1,000	Fullerton University Foundation, Series A, Rev., NATL-RE, 5.750%, 07/01/10 (p)	1,015
2,060	University of California, Series G, Rev., NATL-RE, FGIC, 5.000%, 05/15/13	2,195

		15,330
	General Obligation — 4.0%
5,000	Los Angeles Unified School District, Series D, GO, 5.000%, 07/01/19	5,088
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	57
6,765	Saugus Union School District, Capital Appreciation, GO, NATL-RE, FGIC, Zero Coupon, 08/01/22	3,465
3,000	State of California, GO, 5.250%, 02/01/13	3,245
5,500	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/11	5,661
4,980	State of California, Unrefunded Balance, GO, XLCA-ICR, 5.000%, 02/01/12	5,214
5,000	State of California, Various Purpose, GO, 6.500%, 04/01/19	5,649

		28,379
	Hospital — 1.9%
	California Health Facilities Financing Authority, Marshall Medical Center,
2,200	Series A, Rev., 5.000%, 11/01/14	2,198
2,000	Series A, Rev., 5.000%, 11/01/14	1,907
2,000	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18	2,261
3,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/14	3,088
4,000	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home, Rev., 5.250%, 11/15/13	4,042

		13,496
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
350	Chico Public Financing Authority, Merged Redevelopment Project, Tax Allocation, NATL-RE, 5.000%, 07/06/10	354

	Other Revenue — 1.8%
8,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 5.750%, 06/01/17	5,837
325	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	380
	Orange County Development Agency, Santa Ana Heights Project Area, Tax Allocation,
1,265	AMBAC, 5.250%, 09/01/13	1,328
2,120	AMBAC, 5.250%, 09/01/13	2,184
2,555	San Bernardino Joint Powers Financing Authority, Tax Allocation, Series A, AGM, 5.750%, 10/01/25	2,816

		12,545
	Prerefunded — 3.0%
2,860	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	3,466
10,000	Los Angeles Unified School District, Election of 1997, Series E, GO, NATL-RE, 5.125%, 07/01/12 (p)	10,928
20	State of California, GO, XLCA-ICR, 5.000%, 02/01/12 (p)	22
6,710	University of California, Multiple Purpose Project, Series Q, Rev., AGM, 5.000%, 09/01/11 (p)	7,158

		21,574
	Special Tax — 2.2%
1,805	Pomona Public Financing Authority, Merged Redevelopment, Unrefunded Balance, Series AH, Rev., AMBAC, 5.250%, 02/01/13	1,951
160	San Mateo County Transportation District, Series A, Rev., NATL-RE, 5.250%, 06/01/19	184
	South Orange County Public Financing Authority, Foothill Area, Special Tax,
4,740	Series A, NATL-RE, FGIC, 5.250%, 08/15/14	4,968
3,880	Series A, NATL-RE, FGIC, 5.250%, 08/15/14	4,014
4,550	Sweetwater Union High School District, Special Tax, Series A, AGM, 5.000%, 09/01/15	4,558

		15,675
	Utility — 0.7%
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	2,009
2,500	Los Angeles Department of Water & Power System, Sub Series A-1, Rev., 5.250%, 07/01/18	2,642

		4,651
	Water & Sewer — 2.4%
2,555	City of Oakland, Sewer System, Series A, Rev., AGM, 5.000%, 06/15/14	2,628
6,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/17	6,356
7,500	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 05/15/19	7,951

		16,935
	Total California	136,648

	Colorado — 3.4%
	Education — 1.0%
5,000	Arapahoe County School District No. 6-Littleton, GO, NATL-RE, FGIC, 5.250%, 12/01/12 (m)	5,447
1,500	University of Colorado, Series A, Rev., 5.375%, 06/01/19	1,613

		7,060
	General Obligation — 0.3%
2,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	2,379

	Prerefunded — 0.4%
3,550	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (m) (p)	3,021

	Transportation — 1.4%
4,390	Denver City & County, Airport, Series D, Rev., AMBAC-TCRS, 7.750%, 11/15/13	4,826
10,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., NATL-RE, Zero Coupon, 09/01/22	4,735

		9,561
	Utility — 0.3%
	Colorado Water Resources & Power Development Authority,
1,000	Series A, Rev., AGC, 5.125%, 12/01/18	1,056
1,000	Series A, Rev., AGC, 5.250%, 12/01/18	1,048

		2,104
	Total Colorado	24,125

	Connecticut — 0.0% (g)
	Prerefunded — 0.0% (g)
80	Connecticut State Health & Educational Facility Authority, Eastern Connecticut Health, Series A, Rev., RADIAN, 6.375%, 07/01/10 (p)	81

	Delaware — 0.9%
	Prerefunded — 0.9%
5,000	Delaware State EDA, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	6,149

	District of Columbia — 0.7%
	General Obligation — 0.7%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	4,769

	Florida — 4.0%
	General Obligation — 0.4%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	2,904

	Hospital — 0.1%
680	Orange County, Health Facilities Authority, Unrefunded Balance, Series C, Rev., NATL-RE, 6.250%, 10/01/12	741

	Prerefunded — 1.6%
5,000	Highlands County Health Facilities Authority, Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	5,425
	Orange County, Health Facilities Authority,
3,760	Series A, Rev., NATL-RE, 6.250%, 10/01/12 (p)	4,166
1,580	Series C, Rev., NATL-RE, 6.250%, 10/01/12 (p)	1,750

		11,341
	Special Tax — 0.7%
5,000	Port of St. Lucie, Rev., AGC, 5.000%, 09/01/18	5,171

	Transportation — 0.6%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, FGIC, 6.000%, 10/01/18	3,786

	Utility — 0.6%
3,750	City of Lakeland, Electric & Water System, First Lien, Series B, Rev., AGM, 6.050%, 10/01/14	4,380

	Total Florida	28,323

	Georgia — 5.1%
	General Obligation — 0.8%
5,500	State of Georgia, Unrefunded Balance, Series B, GO, 6.000%, 03/01/12	6,024

	Hospital — 1.4%
10,000	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26	9,808

	Special Tax — 1.8%
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.250%, 07/01/20	12,553

	Utility — 1.1%
	Municipal Electric Authority of Georgia,
4,500	Series BB, Rev., NATL-RE-IBC, 5.250%, 01/01/25	4,808
2,490	Series C, Rev., NATL-RE-IBC, 5.250%, 01/01/25	2,660

		7,468
	Total Georgia	35,853

	Illinois — 5.6%
	Education — 1.0%
2,510	Cook County Community High School District No. 219-Niles Township, Unrefunded Balance, GO, NATL-RE, FGIC, 8.000%, 12/01/15	3,250
3,940	Illinois Health Facilities Authority, Revolving Fund, Series A, Rev., VAR, 5.500%, 08/01/11	4,122

		7,372
	Prerefunded — 0.6%
1,750	Chicago Public Building, Commission Building, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,275
1,480	Cook County Community High School District No. 219-Niles Township, GO, FGIC, 8.000%, 12/01/15 (p)	1,958

		4,233
	Special Tax — 1.8%
7,000	Metropolitan Pier & Exposition Authority, McCormick Plan Expansion Project, Rev., NATL-RE, FGIC, 5.500%, 07/06/10	7,096
4,725	State of Illinois, Series P, Rev., 6.500%, 06/15/22	5,577

		12,673
	Transportation — 2.2%
	Regional Transportation Authority,
2,425	Rev., NATL-RE, 6.250%, 07/01/15	2,876
6,000	Rev., NATL-RE, 6.500%, 07/01/30	7,443
4,000	Series D, Rev., NATL-RE, FGIC, 7.750%, 06/01/19	5,141

		15,460
	Total Illinois	39,738

	Indiana — 2.7%
	Certificate of Participation/Lease — 0.2%
1,550	Beech Grove School Building Corp., First Mortgage, Rev., COP, NATL-RE, 6.250%, 07/05/16	1,770

	Prerefunded — 0.1%
590	Indiana Transportation Finance Authority, Highway, Series A, Rev., 7.250%, 06/01/15 (p)	609

	Transportation — 1.9%
8,750	Indiana Transportation Finance Authority, Highway, Series A, Rev., 6.800%, 12/01/16	9,964
2,950	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Airport Facility, Series A, Rev., 7.250%, 06/01/15	3,378

		13,342
	Utility — 0.5%
3,000	Indiana Municipal Power Agency Supply System, Series B, Rev., NATL-RE, 5.500%, 01/01/16	3,351

	Total Indiana	19,072

	Kansas — 0.5%
	General Obligation — 0.5%
3,050	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/15	3,284

	Louisiana — 2.3%
	Special Tax — 1.8%
	St. Bernard Parish, Sales & Use Tax,
2,535	Rev., AGM, 5.000%, 03/01/14	2,788
2,445	Rev., AGM, 5.000%, 03/01/14	2,662
2,760	Rev., AGM, 5.000%, 03/01/14	2,982
1,505	Rev., AGM, 5.000%, 03/01/14	1,615
2,885	Rev., AGM, 5.000%, 03/01/14	3,077

		13,124
	Transportation — 0.5%
	State of Louisiana, Gas & Fuels Tax,
2,000	Series A, Rev., AMBAC, 5.375%, 06/01/12	2,147
1,040	Series A, Rev., AMBAC, 5.375%, 06/01/12	1,116

		3,263
	Total Louisiana	16,387

	Maine — 0.9%
	Transportation — 0.9%
	Maine Turnpike Authority,
2,995	Rev., 6.000%, 07/01/19	3,389
2,680	Rev., 6.000%, 07/01/19	3,020

	Total Maine	6,409

	Massachusetts — 0.5%
	Education — 0.5%
1,495	Massachusetts School Building Authority, Series A, Rev., AMBAC, 5.000%, 08/15/17	1,560
1,975	Massachusetts State College Building Authority, Series A, Rev., Commonwealth GTD, 7.500%, 05/01/14	2,269

	Total Massachusetts	3,829

	Minnesota — 0.1%
	Housing — 0.1%
480	Minnesota Housing Finance Agency, Rental Housing, Series D, Rev., NATL-RE, 5.900%, 07/06/10	482

	Mississippi — 1.3%
	Prerefunded — 1.3%
7,940	Mississippi Development Bank Special Obligation, Gulfport Water & Sewer Project, Rev., AGM, 6.000%, 07/01/12 (p)	8,974

	Missouri — 0.5%
	Certificate of Participation/Lease — 0.2%
1,505	Jackson County, Public Building Corp., Capital Improvements Project, Rev., COP, 5.000%, 12/01/13	1,538

	Education — 0.1%
1,000	University of Missouri, Curators University, Series B, Rev., 5.000%, 11/01/13	1,111

	Utility — 0.2%
1,105	City of Sikeston, Electric, Rev., NATL-RE, 6.000%, 06/01/16	1,187

	Total Missouri	3,836

	Montana — 1.0%
	Certificate of Participation/Lease — 0.1%
	City of Helena,
400	COP, 5.000%, 01/01/19	420
500	COP, 5.150%, 01/01/19	519

		939
	Education — 0.9%
890	Montana State Board of Regents, Higher Education, Series H, Rev., AMBAC, 5.000%, 11/15/14	969
	Montana State Board of Regents, Higher Education, Montana State University,
1,215	Series I, Rev., AMBAC, 5.000%, 11/15/14	1,289
2,500	Series I, Rev., AMBAC, 5.000%, 11/15/14	2,712
1,210	Series I, Rev., AMBAC, 5.000%, 11/15/14	1,298

		6,268
	Total Montana	7,207

	New Jersey — 3.6%
	General Obligation — 0.4%
2,500	State of New Jersey, GO, 5.250%, 08/01/20	2,964

	Housing — 0.8%
4,900	New Jersey Housing & Mortgage Finance Agency, Series AA, Rev., 6.375%, 10/01/18	5,430

	Other Revenue — 0.6%
3,700	Garden State Preservation Trust, Series A, Rev., AGM, 5.750%, 11/01/28	4,599

	Prerefunded — 1.0%
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
1,000	Series A, Rev., 5.750%, 06/15/15 (p)	1,200
5,000	Series C, Rev., NATL-RE, 5.250%, 06/15/15 (p)	5,880

		7,080
	Transportation — 0.8%
25,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	5,652

	Total New Jersey	25,725

	New Mexico — 0.5%
	Utility — 0.5%
3,030	Los Alamos County, Utilities, Series A, Rev., AGM, 5.000%, 07/01/13	3,345

	New York — 16.5%
	Certificate of Participation/Lease — 0.7%
5,000	New York State Dormitory Authority, City University System, CONS, Series A, Rev., COP, AGM-CR, 5.750%, 07/01/13	5,277

	Education — 0.6%
	New York Municipal Bond Bank Agency,
1,900	Series C, Rev., 5.250%, 06/01/13	2,033
2,000	Series C, Rev., 5.250%, 06/01/13	2,145

		4,178
	General Obligation — 1.6%
	New York City, Unrefunded Balance,
9,255	GO, 6.000%, 01/15/13	10,321
680	Series A, GO, 6.000%, 07/06/10	689
10	Rome City School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12	11

		11,021
	Housing — 0.9%
	Tobacco Settlement Financing Corp.,
3,000	Series B-1C, Rev., 5.500%, 06/01/13	3,275
3,000	Series B-1C, Rev., 5.500%, 06/01/13	3,245

		6,520
	Other Revenue — 4.5%
3,000	Metropolitan Transportation Authority, Series A, Rev., 5.125%, 07/01/12	3,076
	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water Project,
9,345	Series D, Rev., 5.375%, 06/15/12	10,119
7,270	Series E, Rev., 5.375%, 06/15/12	7,863
7,135	Series E, Rev., 5.375%, 06/15/12	7,717
3,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A-1, Rev., 5.500%, 06/01/13	3,278

		32,053
	Prerefunded — 1.6%
7,885	New York City, Series F, GO, 6.000%, 01/15/13 (p)	8,932
565	New York City Municipal Water Finance Authority, Series B, Rev., 6.000%, 06/15/10 (p)	572
1,530	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.500%, 02/01/11 (p)	1,598

		11,102
	Transportation — 4.7%
26,000	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/24	31,045
2,000	Triborough Bridge and Tunnel Authority, Series C, Rev., 5.000%, 11/15/18	2,112

		33,157
	Utility — 0.8%
4,895	Long Island Power Authority, Series A, Rev., 5.500%, 04/01/19	5,473

	Water & Sewer — 1.1%
2,000	New York City Municipal Water Finance Authority, Second Generation Resolution, Sewer, Series DD, Rev., 5.000%, 06/15/12	2,059
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/18	5,671

		7,730
	Total New York	116,511

	North Carolina — 0.0% (g)
	Housing — 0.0% (g)
25	North Carolina Housing Finance Agency, Single Family Mortgage, Series FF, Rev., AMT, FHA, 6.250%, 07/06/10	26

	North Dakota — 1.3%
	Hospital — 0.6%
4,325	City of Bismarck, Healthcare Facilities, St. Alexius Medical Center, Series A, Rev., AGM, 5.250%, 07/06/10	4,338

	Utility — 0.7%
4,615	Mercer County, Antelope Valley Station, Rev., AMBAC, 7.200%, 06/30/13	4,976

	Total North Dakota	9,314

	Ohio — 1.4%
	General Obligation — 0.3%
	Richland County, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/18	565
400	GO, AGC, 6.000%, 12/01/18	451
250	GO, AGC, 6.125%, 12/01/18	279
400	GO, AGC, 6.125%, 12/01/18	445

		1,740
	Industrial Development Revenue/Pollution Control Revenue — 0.8%
	RiverSouth Authority, Riverfront Area Redevelopment,
1,255	Series A, Rev., 5.250%, 06/01/14	1,349
1,000	Series A, Rev., 5.250%, 06/01/14	1,070
1,025	Series A, Rev., 5.250%, 06/01/14	1,093
2,080	Series A, Rev., 5.250%, 06/01/14	2,248

		5,760
	Prerefunded — 0.3%
1,500	Chillicothe City School District, School Improvement, GO, FGIC, 5.250%, 12/01/14 (p)	1,753
340	Toledo-Lucas County, Port Authority, Northwest Ohio Bond Fund, Series A, Rev., 6.000%, 05/15/11 (p)	343

		2,096
	Total Ohio	9,596

	Oklahoma — 1.4%
	Water & Sewer — 1.4%
	Oklahoma City Water Utilities Trust,
6,950	Series A, Rev., 5.000%, 07/01/19	7,514
2,000	Series A, Rev., 5.000%, 07/01/19	2,126

	Total Oklahoma	9,640

	Pennsylvania — 1.4%
	Education — 0.4%
	Pennsylvania State University,
1,700	Series A, Rev., 5.000%, 03/01/19	1,894
1,000	Series A, Rev., 5.000%, 03/01/19	1,100

		2,994
	Industrial Development Revenue/Pollution Control Revenue — 1.0%
6,500	Pennsylvania IDA, Economic Development, Rev., AMBAC, 5.500%, 07/01/12	6,887

	Total Pennsylvania	9,881

	Puerto Rico — 1.6%
	Utility — 1.6%
10,000	Puerto Rico Electric Power Authority, Series KK, Rev., NATL-RE, 5.500%, 07/01/15	11,388

	South Carolina — 4.5%
	General Obligation — 1.5%
9,515	Laurens County School District, No. 056, GO, AGC, SCSDE, 6.125%, 03/01/19	10,866

	Prerefunded — 2.2%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	4,998
8,945	South Carolina Jobs & EDA, Palmetto Healthcare, Series C, Rev., 6.875%, 08/01/13 (p)	10,475

		15,473
	Utility — 0.8%
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	5,614

	Total South Carolina	31,953

	South Dakota — 1.0%
	Prerefunded — 0.6%
2,341	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	2,663
1,135	Heartland Consumers Power District, Electric, Rev., 7.000%, 01/01/16 (p)	1,298

		3,961
	Utility — 0.4%
2,500	Heartland Consumers Power District, Electric, Rev., AGM, 6.000%, 01/01/17	2,863

	Total South Dakota	6,824

	Texas — 8.2%
	General Obligation — 1.7%
445	City of Austin, Certificates of Obligation, GO, NATL-RE, 5.000%, 09/01/14	492
	City of Carrollton,
520	GO, 4.000%, 08/15/19	549
1,170	GO, 5.000%, 08/15/19	1,324
535	GO, 5.000%, 08/15/19	587
2,200	City of Forney, Independent School District, School Building, Series A, GO, PSF-GTD, 5.750%, 08/15/18	2,483
1,550	Clear Creek Independent School District, School Improvement, GO, 5.250%, 02/15/18	1,689
5,000	San Jacinto Community College District, GO, 5.000%, 02/15/19	5,226

		12,350
	Hospital — 0.6%
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18	3,955

	Other Revenue — 1.2%
5,000	Lower Colorado River Authority, Rev., 5.750%, 05/15/15	5,344
	Midtown Redevelopment Authority, Tax Allocation,
1,570	AMBAC, 5.000%, 01/01/15	1,648
1,650	AMBAC, 5.000%, 01/01/15	1,720

		8,712
	Prerefunded — 2.1%
4,750	City of Brownsville, Priority Refunding, Utilities, Rev., NATL-RE, 6.250%, 09/01/14 (p)	5,279
2,500	City of Houston, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,107
4,250	City of San Antonio, Electric & Gas, Rev., 5.000%, 02/01/17 (p)	4,696
1,500	Harris County Health Facilities Development Corp., Children Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,755

		14,837
	Transportation — 1.2%
5,000	Dallas Area Rapid Transit, Senior Lien, Rev., 5.250%, 12/01/18	5,248
3,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., NATL-RE, FGIC, 5.500%, 11/01/11	3,068

		8,316
	Utility — 0.7%
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	5,181

	Water & Sewer — 0.7%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/17	4,659

	Total Texas	58,010

	Virginia — 0.5%
	General Obligation — 0.5%
	City of Lynchburg Public Improvement,
1,105	GO, 5.000%, 06/01/14	1,231
1,035	GO, 5.000%, 06/01/14	1,178
1,205	GO, 5.000%, 06/01/14	1,346

	Total Virginia	3,755

	Washington — 2.6%
	Education — 0.9%
5,430	Western Washington University, Housing & Dining, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,336

	Hospital — 0.9%
6,500	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/18	6,543

	Utility — 0.8%
5,000	Energy Northwest Electric, Project No. 1, Series A, Rev., NATL-RE, 5.500%, 07/01/12	5,433

	Total Washington	18,312

	Wisconsin — 0.1%
	Hospital — 0.1%
	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Unrefunded Balance,
250	Rev., 5.625%, 10/01/11	266
120	Rev., 5.625%, 10/01/11	127

		393
	Prerefunded — 0.0% (g)
330	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Rev., 5.625%, 10/01/11 (p)	355

	Total Wisconsin	748
	Total Municipal Bonds (Cost $647,786)	695,511
SHARES
Short-Term Investment — 0.1%
	Investment Company — 0.1%
959	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $959)	959
	Total Investments — 98.4% (Cost $648,745)	696,470
	Other Assets in Excess of Liabilities — 1.6%	11,353
	NET ASSETS — 100.0%	$707,823

Percentages indicated are based on net assets.
Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 05/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(143)	30 Year U.S. Treasury Bond	09/21/10	$(17,540)	$167

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.
XLCA	—	Insured by XL Capital Assurance

(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)		Amount rounds to less than 0.1%.
(l)		The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)		Security is prerefunded or escrowed to maturity.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$51,580
Aggregate gross unrealized depreciation	(3,855)
Net unrealized appreciation/depreciation	$47,725
Federal income tax cost of investments	$648,745

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$959	$695,511	$–	$696,470

Appreciation in Other Financial Instruments
Futures Contracts	$167	$–	$–	$167

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
JPMorgan Treasury & Agency Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 21.6%
	Federal Farm Credit Bank,
20,000	3.625%, 07/15/11 (m)	20,665
24,000	3.875%, 06/04/12 (m)	25,354
9,745	4.000%, 05/21/13	10,447
25,000	4.350%, 09/02/14 (m)	27,328
500	6.270%, 01/26/16	595
855	6.900%, 09/01/10	869
	Federal Home Loan Bank System,
5,000	1.125%, 05/18/12	5,012
9,400	5.310%, 12/28/12	10,349
1,246	New Valley Generation I, 7.299%, 03/15/19	1,476
4,879	New Valley Generation II, Series 2001, 5.572%, 05/01/20	5,373

	Total U.S. Government Agency Securities (Cost $101,195)	107,468
U.S. Treasury Obligations — 78.1%
10,000	U.S. Treasury Inflation Indexed Notes, 2.000%, 04/15/12	11,093
	U.S. Treasury Notes,
20,000	0.875%, 04/30/11	20,082
10,700	0.875%, 02/29/12	10,730
43,000	1.000%, 09/30/11	43,250
10,665	1.375%, 02/15/12	10,791
60,000	1.375%, 05/15/12	60,736
1,040	1.375%, 02/15/13	1,046
95,290	1.750%, 11/15/11	96,861
40,000	1.875%, 06/15/12	40,900
12,000	1.875%, 04/30/14	12,067
8,000	2.375%, 10/31/14	8,147
70,000	2.750%, 10/31/13	72,860

	Total U.S. Treasury Obligations (Cost $382,367)	388,563
SHARES
Short-Term Investment — 0.2%
	Investment Company — 0.2%
838	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (Cost $838)	838
	Total Investments —99.9% (Cost $484,400)	496,869
	Other Assets in Excess of Liabilities — 0.1%	560
	NET ASSETS — 100.0%	$497,429

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$12,469
Aggregate gross unrealized depreciation	–
Net unrealized appreciation/depreciation	$12,469
Federal income tax cost of investments	$484,400

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$838	$496,031	$–	$496,869

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010(Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Corporate Note — 0.3%
	FDIC Guaranteed Securities (~) — 0.3%
169,000	Citibank N.A., VAR, 0.339%, 06/30/10 (Cost $169,000)	169,000

U.S. Government Agency Securities — 72.1%
	Federal Farm Credit Bank — 1.3%
450,000	VAR, 0.330%, 06/20/10	449,988
250,000	VAR, 0.595%, 06/28/10	250,000
300,000	VAR, 0.680%, 06/09/10	300,000

		999,988
	Federal Home Loan Bank — 18.8%
730,000	0.270%, 10/26/10	729,897
175,000	0.500%, 10/18/10	175,000
294,800	0.500%, 10/18/10	294,777
326,000	0.600%, 06/25/10	326,046
369,000	0.650%, 06/15/10	368,990
439,500	0.650%, 07/09/10	439,439
52,548	DN, 0.060%, 06/01/10 (n)	52,548
500,300	DN, 0.164%, 06/23/10 (n)	500,250
1,077,490	DN, 0.170%, 06/25/10 (n)	1,077,368
676,000	DN, 0.195%, 07/30/10 (n)	675,784
185,250	DN, 0.200%, 06/11/10 (n)	185,240
315,000	DN, 0.200%, 06/16/10 (n)	314,974
207,700	DN, 0.200%, 07/07/10 (n)	207,658
450,000	DN, 0.200%, 07/09/10 (n)	449,905
525,000	DN, 0.200%, 08/04/10 (n)	524,813
300,000	DN, 0.200%, 08/06/10 (n)	299,890
225,000	DN, 0.200%, 08/13/10 (n)	224,909
68,000	DN, 0.200%, 08/18/10 (n)	67,971
250,000	DN, 0.210%, 07/16/10 (n)	249,934
174,000	DN, 0.210%, 07/28/10 (n)	173,942
100,000	DN, 0.210%, 08/25/10 (n)	99,951
143,500	DN, 0.300%, 11/17/10 (n)	143,298
228,632	DN, 0.300%, 11/19/10 (n)	228,306
449,500	VAR, 0.163%, 07/15/10	449,245
419,000	VAR, 0.186%, 07/26/10	418,805
72,420	VAR, 0.200%, 07/14/10	72,416
378,400	VAR, 0.208%, 07/01/10	378,400
83,500	VAR, 0.243%, 07/15/10	83,498
489,400	VAR, 0.247%, 06/17/10	489,355
405,000	VAR, 0.254%, 08/10/10	404,805
733,000	VAR, 0.261%, 07/27/10	732,983
1,000,000	VAR, 0.275%, 06/26/10	1,000,000
253,500	VAR, 0.293%, 06/25/10	253,419
1,205,000	VAR, 0.385%, 06/02/10	1,205,000
190,000	VAR, 0.400%, 06/01/10	190,000
289,000	VAR, 0.600%, 06/02/10	289,000

		13,777,816
	Federal Home Loan Mortgage Corp. — 26.8%
517,000	4.125%, 07/12/10	519,282
177,800	DN, 0.170%, 07/02/10 (n)	177,774
1,497,500	DN, 0.173%, 10/01/10 (n)	1,496,180
298,000	DN, 0.180%, 06/28/10 (n)	297,960
163,150	DN, 0.180%, 07/19/10 (n)	163,111
1,921,700	DN, 0.200%, 07/20/10 (n)	1,921,177
248,500	DN, 0.200%, 07/23/10 (n)	248,428
230,000	DN, 0.200%, 07/27/10 (n)	229,928
750,000	DN, 0.200%, 07/28/10 (n)	749,763
248,000	DN, 0.200%, 07/30/10 (n)	247,919
507,950	DN, 0.200%, 08/03/10 (n)	507,772
480,400	DN, 0.200%, 08/12/10 (n)	480,208
382,814	DN, 0.206%, 06/14/10 (n)	382,785
646,628	DN, 0.209%, 06/21/10 (n)	646,553
200,000	DN, 0.210%, 06/07/10 (n)	199,993
199,000	DN, 0.210%, 06/08/10 (n)	198,992
397,000	DN, 0.210%, 06/25/10 (n)	396,944
1,306,000	DN, 0.210%, 07/01/10 (n)	1,305,771
319,000	DN, 0.210%, 07/06/10 (n)	318,935
101,000	DN, 0.210%, 07/26/10 (n)	100,968
60,000	DN, 0.210%, 08/02/10 (n)	59,978
538,250	DN, 0.210%, 08/06/10 (n)	538,043
200,000	DN, 0.210%, 08/09/10 (n)	199,920
271,500	DN, 0.213%, 08/05/10 (n)	271,396
481,000	DN, 0.220%, 09/08/10 (n)	480,709
238,250	DN, 0.224%, 08/16/10 (n)	238,137
436,950	DN, 0.225%, 08/17/10 (n)	436,740
875,000	DN, 0.231%, 08/11/10 (n)	874,602
600,000	DN, 0.240%, 08/18/10 (n)	599,688
768,000	DN, 0.250%, 10/05/10 (n)	767,324
600,000	DN, 0.255%, 09/02/10 (n)	599,605
225,000	DN, 0.300%, 10/04/10 (n)	224,766
263,000	DN, 0.300%, 11/15/10 (n)	262,634
1,135,000	VAR, 0.194%, 07/12/10	1,134,999
748,500	VAR, 0.200%, 06/02/10	747,378
500,000	VAR, 0.232%, 06/03/10	499,961
475,000	VAR, 0.324%, 06/09/10	474,956
496,700	VAR, 0.341%, 07/07/10	496,616
250,000	VAR, 0.408%, 06/14/10	250,001

		19,747,896
	Federal National Mortgage Association — 25.2%
425,000	3.250%, 08/12/10	427,523
1,131,000	DN, 0.180%, 07/06/10 (n)	1,130,802
931,000	DN, 0.180%, 07/09/10 (n)	930,823
300,000	DN, 0.190%, 06/22/10 (n)	299,967
765,364	DN, 0.198%, 06/23/10 (n)	765,271
200,000	DN, 0.200%, 06/09/10 (n)	199,991
202,160	DN, 0.200%, 07/14/10 (n)	202,112
1,000,000	DN, 0.200%, 07/19/10 (n)	999,734
78,000	DN, 0.200%, 07/21/10 (n)	77,978
100,000	DN, 0.200%, 07/28/10 (n)	99,968
331,884	DN, 0.202%, 08/11/10 (n)	331,752
1,035,000	DN, 0.207%, 08/02/10 (n)	1,034,630
836,730	DN, 0.210%, 06/16/10 (n)	836,657
384,000	DN, 0.210%, 07/15/10 (n)	383,902
143,500	DN, 0.210%, 08/04/10 (n)	143,446
495,000	DN, 0.210%, 08/30/10 (n)	494,740
382,000	DN, 0.210%, 08/31/10 (n)	381,797
740,000	DN, 0.214%, 08/18/10 (n)	739,658
240,000	DN, 0.225%, 08/25/10 (n)	239,872
348,500	DN, 0.230%, 09/21/10 (n)	348,251
549,465	DN, 0.240%, 07/01/10 (n)	549,355
188,363	DN, 0.240%, 08/02/10 (n)	188,285
1,675,000	DN, 0.240%, 09/20/10 (n)	1,673,701
250,000	DN, 0.250%, 09/23/10 (n)	249,802
200,000	DN, 0.262%, 10/12/10 (n)	199,807
27,200	DN, 0.265%, 10/15/10 (n)	27,173
124,500	DN, 0.290%, 10/27/10 (n)	124,352
167,000	DN, 0.295%, 09/15/10 (n)	166,855
398,249	DN, 0.295%, 11/10/10 (n)	397,711
772,000	DN, 0.298%, 09/29/10 (n)	771,228
340,250	DN, 0.300%, 11/03/10 (n)	339,811
21,174	DN, 0.300%, 11/17/10 (n)	21,144
1,117,600	DN, 0.304%, 10/06/10 (n)	1,116,403
250,000	DN, 0.492%, 04/01/11 (n)	248,966
704,000	VAR, 0.254%, 06/27/10	703,674
377,000	VAR, 0.297%, 08/05/10	376,976
100,000	VAR, 0.303%, 08/13/10	99,949
1,234,000	VAR, 0.700%, 06/02/10	1,234,011

		18,558,077
	Total U.S. Government Agency Securities (Cost $53,083,777)	53,083,777
Repurchase Agreements — 28.3%
2,049,731	Bank of America Securities LLC, 0.200%, dated 05/28/10, due 06/01/10, repurchase price $2,049,777, collateralized by U.S. Government Agency Securities with a value of $2,090,726	2,049,731
2,750,000	Barclays Capital, Inc., 0.210%, dated 05/28/10, due 06/01/10, repurchase price $2,750,064, collateralized by U.S. Government Agency Securities with a value of $2,805,000	2,750,000
1,000,000	Barclays Capital, Inc., 0.220%, dated 05/28/10, due 06/01/10, repurchase price $1,000,024, collateralized by U.S. Government Agency Securities with a value of $1,020,000	1,000,000
1,000,000	Barclays Capital, Inc., 0.230%, dated 05/28/10, due 06/01/10, repurchase price $1,000,026, collateralized by U.S. Government Agency Securities with a value of $1,020,000 (m)	1,000,000
1,984,000	Citigroup, Inc., 0.210%, dated 05/28/10, due 06/01/10, repurchase price $1,984,046, collateralized by U.S. Government Agency Securities with a value of $2,023,680	1,984,000
1,000,000	Credit Suisse First Boston USA, Inc., 0.210%, dated 05/28/10, due 06/01/10, repurchase price $1,000,023, collateralized by U.S. Government Agency Securities with a value of $1,025,003	1,000,000
1,000,000	Credit Suisse First Boston USA, Inc., 0.220%, dated 05/28/10, due 06/01/10, repurchase price $1,000,024, collateralized by U.S. Government Agency Securities with a value of $1,025,003	1,000,000
631,025	Deutsche Bank Securities, Inc., 0.200%, dated 05/28/10, due 06/01/10, repurchase price $631,039, collateralized by U.S. Government Agency Securities with a value of $643,646	631,025
1,150,000	Goldman Sachs & Co., 0.210%, dated 05/28/10, due 06/01/10, repurchase price $1,150,027, collateralized by U.S. Government Agency Securities with a value of $1,173,000	1,150,000
1,650,000	Goldman Sachs & Co., 0.230%, dated 05/28/10, due 06/01/10, repurchase price $1,650,042, collateralized by U.S. Government Agency Securities with a value of $1,683,000	1,650,000
1,000,000	Goldman Sachs & Co., 0.230%, dated 05/28/10, due 06/01/10, repurchase price $1,000,026, collateralized by U.S. Government Agency Securities with a value of $1,020,000	1,000,000
4,635,000	RBS Securities, Inc., 0.210%, dated 05/28/10, due 06/01/10, repurchase price $4,635,108, collateralized by U.S. Government Agency Securities with a value of $4,758,861	4,635,000
1,000,000	UBS Warburg LLC, 0.210%, dated 05/28/10, due 06/01/10, repurchase price $1,000,023, collateralized by U.S. Government Agency Securities with a value of $1,020,023	1,000,000

	Total Repurchase Agreements (Cost $20,849,756)	20,849,756
	Total Investments — 100.7% (Cost $74,102,533) *	74,102,533
	Liabilities in Excess of Other Assets — (0.7)%	(492,659)
	NET ASSETS — 100.0%	$73,609,874
Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.

(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)		The rate shown is the effective yield at the date of purchase.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
~
Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees,with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

*		The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$74,102,533	$—	$74,102,533

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
# All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.
JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010     (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 44.4%
	U.S. Treasury Bills — 33.9% (n)
775,000	0.153%, 07/01/10	774,901
122,950	0.173%, 08/12/10	122,907
84,675	0.190%, 09/02/10	84,633
100,000	0.222%, 09/16/10	99,934
200,000	0.226%, 11/26/10	199,777
200,000	0.230%, 11/18/10	199,783
350,000	0.245%, 10/28/10	349,646
451,000	0.247%, 10/14/10	450,582
450,000	0.248%, 10/21/10	449,561
575,000	0.390%, 08/26/10	574,467
350,000	0.399%, 09/23/10	349,560
125,000	0.427%, 01/13/11	124,667
225,000	0.450%, 06/03/10	224,994
500,000	0.474%, 06/10/10	499,941
250,000	0.487%, 07/29/10	249,805

		4,755,158

	U.S. Treasury Notes — 10.5%
585,000	2.000%, 09/30/10	588,447
139,000	2.375%, 08/31/10	139,684
325,000	2.875%, 06/30/10	325,601
65,000	3.875%, 09/15/10	65,676
350,000	4.250%, 10/15/10	355,237

		1,474,645

	Total U.S. Treasury Obligations (Cost $6,229,803)	6,229,803
Repurchase Agreements — 55.6%
78,741	Bank of America, 0.190%, dated 05/28/10, due 06/01/10, repurchase price $78,743, collateralized by U.S. Treasury Securities with a value of $80,316	78,741
2,800,000	Barclays Capital, 0.190%, dated 05/28/10, due 06/01/10, repurchase price $2,800,059, collateralized by U.S. Treasury Securities with a value of $2,856,000 (m)	2,800,000
1,000,000	Credit Suisse First Boston Corp., 0.190%, dated 05/28/10, due 06/01/10, repurchase price $1,000,021, collateralized by U.S. Treasury Securities with a value of $1,020,007	1,000,000
1,000,000	Credit Suisse First Boston Corp., 0.190%, dated 05/28/10, due 06/01/10, repurchase price $1,000,021, collateralized by U.S. Treasury Securities with a value of $1,020,008	1,000,000
1,331,067	Deutsche Bank AG, 0.190%, dated 05/28/10, due 06/01/10, repurchase price $1,331,095, collateralized by U.S. Treasury Securities with a value of $1,357,688	1,331,067
80,809	Goldman Sachs, 0.150%, dated 05/28/10, due 06/01/10, repurchase price $80,810, collateralized by U.S. Treasury Securities with a value of $82,425	80,809
1,000,000	RBS Securities, Inc., 0.200%, dated 05/28/10, due 06/01/10, repurchase price $1,000,022, collateralized by U.S. Treasury Securities with a value of $1,020,004	1,000,000
500,000	UBS Warburg LLC Repo, 0.190%, dated 05/28/10, due 06/01/10, repurchase price $500,011, collateralized by U.S. Treasury Securities with a value of $510,000	500,000

	Total Repurchase Agreements (Cost $7,790,617)	7,790,617
	Total Investments — 100.0% (Cost $14,020,420) *	14,020,420
	Other Assets in Excess of Liabilities — 0.0%	5,969
	NET ASSETS — 100.0%	$14,026,389

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since th e value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$–	$14,020,420	$–	$14,020,420

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 30, 2010

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

July 30, 2010